As filed with the Securities and Exchange Commission on 5/7/2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Abbey Capital Futures Strategy Fund
Class I | ABYIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$94	1.79%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Diversified Trendfollowing trading advisers were the primary source of gains at the trading style level. At the market sector level, the Fund saw gains in metals, equities and currencies along with losses in fixed income, energy and agricultural commodities.
The Fund profited from a strong rally in metals throughout the period, particularly in precious metals. Gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied alongside global supply uncertainty and speculation that the US would introduce tariffs on imports.
Long positions in Japanese and UK indices led gains within equities. Japanese stocks rallied strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi. Meanwhile, the FTSE 100 rose to a record high during the period.
Negatively for Fund performance, losses were observed in fixed income, energy and agricultural commodities. A lack of clear trends and frequent price reversals were a feature of both fixed income and energy markets. Uncertainty pertaining to the path of interest rates in response to changing US tariff policy and global growth concerns led to choppy moves in fixed income. Trading in US natural gas contracts proved challenging within energy, particularly in January when extreme US weather drove the largest weekly gain in US natural gas futures since 1990.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-SAR-74925K367

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	9.17	4.25	2.63
S&P 500 Total Return Index	16.99	14.19	15.50
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,420,703,204
Number of Holdings	1435
Net Advisory Fee	$20,286,602
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.9%
Currency	15.0%
Energy	23.3%
Equity	23.0%
Fixed Income	23.1%
Metals	7.7%

Credit Breakdown	(% of Net Assets)
AA+[1]	75.86%
A-1[2]	6.82%
A-1[3]	8.19%
A-1[4]	8.64%
A-2[5]	0.62%
1	T-BILLS
2	US Bank Admin & Margin
3	UBS Margin
4	Merrill Lynch Margin
5	BOA Margin
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2026, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-SAR-74925K367

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-SAR-74925K367

Abbey Capital Futures Strategy Fund
Class A | ABYAX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$107	2.04%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Diversified Trendfollowing trading advisers were the primary source of gains at the trading style level. At the market sector level, the Fund saw gains in metals, equities and currencies along with losses in fixed income, energy and agricultural commodities.
The Fund profited from a strong rally in metals throughout the period, particularly in precious metals. Gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied alongside global supply uncertainty and speculation that the US would introduce tariffs on imports.
Long positions in Japanese and UK indices led gains within equities. Japanese stocks rallied strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi. Meanwhile, the FTSE 100 rose to a record high during the period.
Negatively for Fund performance, losses were observed in fixed income, energy and agricultural commodities. A lack of clear trends and frequent price reversals were a feature of both fixed income and energy markets. Uncertainty pertaining to the path of interest rates in response to changing US tariff policy and global growth concerns led to choppy moves in fixed income. Trading in US natural gas contracts proved challenging within energy, particularly in January when extreme US weather drove the largest weekly gain in US natural gas futures since 1990.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-SAR-74925K375

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.96	4.00	2.37
Class A (with sales charge)	2.69	2.79	1.76
S&P 500 Total Return Index	16.99	14.19	15.50
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,420,703,204
Number of Holdings	1435
Net Advisory Fee	$20,286,602
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.9%
Currency	15.0%
Energy	23.3%
Equity	23.0%
Fixed Income	23.1%
Metals	7.7%

Credit Breakdown	(% of Net Assets)
AA+[1]	75.86%
A-1[2]	6.82%
A-1[3]	8.19%
A-1[4]	8.64%
A-2[5]	0.62%
1	T-BILLS
2	US Bank Admin & Margin
3	UBS Margin
4	Merrill Lynch Margin
5	BOA Margin
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2026, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-SAR-74925K375

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-SAR-74925K375

Abbey Capital Futures Strategy Fund
Class C | ABYCX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$147	2.79%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Diversified Trendfollowing trading advisers were the primary source of gains at the trading style level. At the market sector level, the Fund saw gains in metals, equities and currencies along with losses in fixed income, energy and agricultural commodities.
The Fund profited from a strong rally in metals throughout the period, particularly in precious metals. Gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied alongside global supply uncertainty and speculation that the US would introduce tariffs on imports.
Long positions in Japanese and UK indices led gains within equities. Japanese stocks rallied strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi. Meanwhile, the FTSE 100 rose to a record high during the period.
Negatively for Fund performance, losses were observed in fixed income, energy and agricultural commodities. A lack of clear trends and frequent price reversals were a feature of both fixed income and energy markets. Uncertainty pertaining to the path of interest rates in response to changing US tariff policy and global growth concerns led to choppy moves in fixed income. Trading in US natural gas contracts proved challenging within energy, particularly in January when extreme US weather drove the largest weekly gain in US natural gas futures since 1990.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-SAR-74925K359

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without contingent deferred sales charge)[1]	8.19	3.22	1.61
Class C (with contingent deferrred sales charge)[1]	7.19	3.22	1.61
S&P 500 Total Return Index	16.99	14.19	15.50
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was October 6, 2015 and the inception date of the Fund was July 1, 2014. Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,420,703,204
Number of Holdings	1435
Net Advisory Fee	$20,286,602
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.9%
Currency	15.0%
Energy	23.3%
Equity	23.0%
Fixed Income	23.1%
Metals	7.7%

Credit Breakdown	(% of Net Assets)
AA+[1]	75.86%
A-1[2]	6.82%
A-1[3]	8.19%
A-1[4]	8.64%
A-2[5]	0.62%
1	T-BILLS
2	US Bank Admin & Margin
3	UBS Margin
4	Merrill Lynch Margin
5	BOA Margin
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2026, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-SAR-74925K359

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-SAR-74925K359

Abbey Capital Multi Asset Fund
Class I | MAFIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.abbeycapital.com/multi-asset-fund. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$97	1.79%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Managed Futures strategy was the driver of this positive performance, with the Fund’s Long US Equity strategy also recording gains.
For the Fund’s Managed Futures strategy, gains occurred in metals, equities and currencies while losses were recorded in fixed income, energy and agricultural commodities. Within precious metals, gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied. Within equities, long positions in Japanese and UK indices led gains with Japanese stocks rallying strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Optimism for Federal Reserve interest rate cuts and continued momentum in AI stocks supported the index early in the period. However, concerns for overvaluation of technology stocks and geopolitical uncertainty weighed on the S&P 500 over the remainder of the period, offsetting some of the earlier gains.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-SAR-74933W882

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class I	18.14	8.50	11.18
S&P 500 Total Return Index	16.99	14.19	14.66
Visit https://www.abbeycapital.com/multi-asset-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$952,388,087
Number of Holdings	662
Net Advisory Fee	$7,738,879
Portfolio Turnover (excludes derivatives)	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	6.3%
Currency	13.9%
Energy	14.7%
Equity	40.1%
Fixed Income	19.1%
Metals	5.8%

Credit Breakdown	(% of Net Assets)
AA+[1]	25.36%
A-1[2]	8.00%
A-1[3]	16.62%
Not Rated[4]	49.66%
1	T-BILLS
2	US Bank Admin & Margin
3	Soc Gen Margin
4	Vanguard S&P 500 ETF
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2026, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Other Material Fund Changes:
While the Fund’s investment strategy has not changed, the Long U.S. Equity strategy is now implemented through ETFs rather than through futures, as was the case in prior years.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/multi-asset-fund.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-SAR-74933W882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-SAR-74933W882

Abbey Capital Multi Asset Fund
Class A | MAFAX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.abbeycapital.com/multi-asset-fund. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$111	2.04%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Managed Futures strategy was the driver of this positive performance, with the Fund’s Long US Equity strategy also recording gains.
For the Fund’s Managed Futures strategy, gains occurred in metals, equities and currencies while losses were recorded in fixed income, energy and agricultural commodities. Within precious metals, gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied. Within equities, long positions in Japanese and UK indices led gains with Japanese stocks rallying strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Optimism for Federal Reserve interest rate cuts and continued momentum in AI stocks supported the index early in the period. However, concerns for overvaluation of technology stocks and geopolitical uncertainty weighed on the S&P 500 over the remainder of the period, offsetting some of the earlier gains.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-SAR-74933W700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class A (without sales charge)[1]	17.80	8.22	10.89
Class A (with sales charge)[1]	10.99	6.95	10.06
S&P 500 Total Return Index	16.99	14.19	14.66
Visit https://www.abbeycapital.com/multi-asset-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$952,388,087
Number of Holdings	662
Net Advisory Fee	$7,738,879
Portfolio Turnover (excludes derivatives)	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	6.3%
Currency	13.9%
Energy	14.7%
Equity	40.1%
Fixed Income	19.1%
Metals	5.8%

Credit Breakdown	(% of Net Assets)
AA+[1]	25.36%
A-1[2]	8.00%
A-1[3]	16.62%
Not Rated[4]	49.66%
1	T-BILLS
2	US Bank Admin & Margin
3	Soc Gen Margin
4	Vanguard S&P 500 ETF
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2026, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Other Material Fund Changes:
While the Fund’s investment strategy has not changed, the Long U.S. Equity strategy is now implemented through ETFs rather than through futures, as was the case in prior years.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-SAR-74933W700

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/multi-asset-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-SAR-74933W700

Abbey Capital Multi Asset Fund
Class C | MAFCX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.abbeycapital.com/multi-asset-fund. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$151	2.79%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Managed Futures strategy was the driver of this positive performance, with the Fund’s Long US Equity strategy also recording gains.
For the Fund’s Managed Futures strategy, gains occurred in metals, equities and currencies while losses were recorded in fixed income, energy and agricultural commodities. Within precious metals, gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied. Within equities, long positions in Japanese and UK indices led gains with Japanese stocks rallying strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Optimism for Federal Reserve interest rate cuts and continued momentum in AI stocks supported the index early in the period. However, concerns for overvaluation of technology stocks and geopolitical uncertainty weighed on the S&P 500 over the remainder of the period, offsetting some of the earlier gains.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-SAR-74933W809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class C (without contingent deferred sales charge)[1]	16.90	7.41	10.06
Class C (with contingent deferred sales charge)[1]	15.90	7.41	10.06
S&P 500 Total Return Index	16.99	14.19	14.66
Visit https://www.abbeycapital.com/multi-asset-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$952,388,087
Number of Holdings	662
Net Advisory Fee	$7,738,879
Portfolio Turnover (excludes derivatives)	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	6.3%
Currency	13.9%
Energy	14.7%
Equity	40.1%
Fixed Income	19.1%
Metals	5.8%

Credit Breakdown	(% of Net Assets)
AA+[1]	25.36%
A-1[2]	8.00%
A-1[3]	16.62%
Not Rated[4]	49.66%
1	T-BILLS
2	US Bank Admin & Margin
3	Soc Gen Margin
4	Vanguard S&P 500 ETF
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2026, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Other Material Fund Changes:
While the Fund’s investment strategy has not changed, the Long U.S. Equity strategy is now implemented through ETFs rather than through futures, as was the case in prior years.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-SAR-74933W809

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/multi-asset-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-SAR-74933W809

Adara Smaller Companies Fund
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”)  for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adara Smaller Companies Fund	$43	0.80%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$762,777,578
Number of Holdings	641
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Praxis Precision Medicines, Inc.	0.9%
Applied Optoelectronics, Inc.	0.8%
Comfort Systems USA, Inc.	0.8%
Natural Gas Services Group, Inc.	0.7%
nLight, Inc.	0.6%
Carpenter Technology Corp.	0.6%
Northeast Bank	0.6%
Alico, Inc.	0.6%
American Public Education, Inc.	0.6%
White Mountains Insurance Group Ltd.	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	23.9%
Industrial	21.0%
Financial	16.6%
Consumer, Cyclical	13.3%
Technology	8.0%
Energy	4.6%
Basic Materials	4.3%
Communications	3.6%
Utilities	1.1%
Cash & Other	3.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be  householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Adara Smaller Companies Fund	PAGE 1	TSR-SAR-74925K342

Aquarius International Fund
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Aquarius International Fund (the “Fund”)  for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aquarius International Fund	$36	0.67%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$799,850,024
Number of Holdings	847
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
SK hynix, Inc.	2.1%
Tencent Holdings Ltd.	2.0%
Weir Group PLC	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.6%
AstraZeneca PLC	1.3%
BAE Systems PLC	1.2%
Roche Holdings AG	1.1%
Kioxia Holdings Corp.	1.0%

Top Sectors	(% of Net Assets)
Financial	21.5%
Technology	16.2%
Consumer, Non-cyclical	16.0%
Industrial	14.5%
Communications	8.1%
Basic Materials	7.9%
Consumer, Cyclical	6.1%
Energy	4.0%
Utilities	1.8%
Cash & Other	3.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be  householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aquarius International Fund	PAGE 1	TSR-SAR-74933W502

Boston Partners All-Cap Value Fund
Institutional Class | BPAIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.80%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,292,131,363
Number of Holdings	103
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Bank of America Corp.	2.7%
Alphabet, Inc. - Class A	2.6%
Johnson & Johnson	2.6%
Corpay, Inc.	2.2%
Philip Morris International, Inc.	2.2%
JPMorgan Chase & Co.	2.0%
Meta Platforms, Inc. - Class A	2.0%
AbbVie, Inc.	2.0%
Micron Technology, Inc.	1.8%
Wells Fargo & Co.	1.8%

Top Sectors	(% of Net Assets)
Financials	27.4%
Information Technology	21.6%
Health Care	15.2%
Industrials	11.6%
Communication Services	6.8%
Energy	4.5%
Consumer Staples	4.5%
Consumer Discretionary	3.6%
Materials	1.5%
Cash & Other	3.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-SAR-749255139

Boston Partners All-Cap Value Fund
Investor Class | BPAVX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$54	1.05%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,292,131,363
Number of Holdings	103
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Bank of America Corp.	2.7%
Alphabet, Inc. - Class A	2.6%
Johnson & Johnson	2.6%
Corpay, Inc.	2.2%
Philip Morris International, Inc.	2.2%
JPMorgan Chase & Co.	2.0%
Meta Platforms, Inc. - Class A	2.0%
AbbVie, Inc.	2.0%
Micron Technology, Inc.	1.8%
Wells Fargo & Co.	1.8%

Top Sectors	(% of Net Assets)
Financials	27.4%
Information Technology	21.6%
Health Care	15.2%
Industrials	11.6%
Communication Services	6.8%
Energy	4.5%
Consumer Staples	4.5%
Consumer Discretionary	3.6%
Materials	1.5%
Cash & Other	3.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-SAR-749255121

Boston Partners Small Cap Value II Fund
Institutional Class | BPSIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.99%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$777,966,480
Number of Holdings	163
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
FirstCash Holdings, Inc.	1.5%
Bel Fuse, Inc. - Class B	1.4%
StoneX Group, Inc.	1.4%
Frontdoor, Inc.	1.4%
National Energy Services Reunited Corp.	1.3%
Brink’s Co.	1.2%
Laureate Education, Inc.	1.2%
Granite Construction, Inc.	1.1%
Nicolet Bankshares, Inc.	1.1%
Primoris Services Corp.	1.1%

Top Sectors	(% of Net Assets)
Financials	29.0%
Industrials	19.3%
Information Technology	14.5%
Consumer Discretionary	12.5%
Health Care	6.8%
Energy	6.4%
Materials	3.1%
Communication Services	2.7%
Real Estate	1.8%
Cash & Other	3.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value II Fund	PAGE 1	TSR-SAR-749255345

Boston Partners Small Cap Value II Fund
Investor Class | BPSCX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$63	1.24%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$777,966,480
Number of Holdings	163
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
FirstCash Holdings, Inc.	1.5%
Bel Fuse, Inc. - Class B	1.4%
StoneX Group, Inc.	1.4%
Frontdoor, Inc.	1.4%
National Energy Services Reunited Corp.	1.3%
Brink’s Co.	1.2%
Laureate Education, Inc.	1.2%
Granite Construction, Inc.	1.1%
Nicolet Bankshares, Inc.	1.1%
Primoris Services Corp.	1.1%

Top Sectors	(% of Net Assets)
Financials	29.0%
Industrials	19.3%
Information Technology	14.5%
Consumer Discretionary	12.5%
Health Care	6.8%
Energy	6.4%
Materials	3.1%
Communication Services	2.7%
Real Estate	1.8%
Cash & Other	3.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value II Fund	PAGE 1	TSR-SAR-749255337

WPG Partners Select Small Cap Value Fund
Institutional | WPGSX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$60	1.10%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$207,991,306
Number of Holdings	53
Portfolio Turnover	89%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
BKV Corp.	4.2%
Teradata Corp.	4.1%
Ultra Clean Holdings, Inc.	3.5%
Tri Pointe Homes, Inc.	3.1%
National Vision Holdings, Inc.	3.0%
Innoviva, Inc.	2.6%
Broadstone Net Lease, Inc.	2.5%
PTC Therapeutics, Inc.	2.5%
BGC Group, Inc. - Class A	2.4%
Star Bulk Carriers Corp.	2.3%

Top Sectors	(% of Net Assets)
Information Technology	17.4%
Industrials	17.1%
Health Care	16.4%
Financials	10.2%
Consumer Discretionary	9.6%
Energy	8.9%
Materials	7.2%
Real Estate	3.6%
Communication Services	2.0%
Cash & Other	7.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Select Small Cap Value Fund	PAGE 1	TSR-SAR-74933W676

WPG Partners Small Cap Value Diversified Fund
Institutional | WPGTX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$58	1.10%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$35,446,601
Number of Holdings	92
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Teradata Corp.	2.5%
BKV Corp.	2.3%
Option Care Health, Inc.	2.0%
Enterprise Financial Services Corp.	2.0%
BGC Group, Inc. - Class A	1.9%
Ultra Clean Holdings, Inc.	1.9%
WesBanco, Inc.	1.8%
Scorpio Tankers, Inc.	1.7%
PTC Therapeutics, Inc.	1.7%
BrightView Holdings, Inc.	1.6%

Top Sectors	(% of Net Assets)
Industrials	17.6%
Financials	15.9%
Information Technology	14.9%
Materials	11.9%
Health Care	10.0%
Energy	8.8%
Real Estate	5.9%
Utilities	5.1%
Consumer Discretionary	5.0%
Cash & Other	4.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Small Cap Value Diversified Fund	PAGE 1	TSR-SAR-74925K706

Boston Partners Global Equity Fund
Institutional Class | BPGIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	0.95%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$313,613,388
Number of Holdings	122
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
CRH PLC	1.7%
Rexel SA	1.7%
AstraZeneca PLC	1.5%
Banco Bilbao Vizcaya Argentaria SA	1.5%
Nordea Bank Abp	1.5%
SPIE SA	1.4%
NatWest Group PLC	1.4%
ING Groep NV	1.4%
Tesco PLC	1.3%
TOTAL SE	1.3%

Top Sectors	(% of Net Assets)
Financials	24.8%
Industrials	18.5%
Health Care	15.3%
Energy	9.1%
Consumer Staples	8.6%
Information Technology	6.0%
Communication Services	5.3%
Materials	4.8%
Consumer Discretionary	3.1%
Cash & Other	4.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-global-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Equity Fund	PAGE 1	TSR-SAR-74925K557

Boston Partners Long/Short Equity Fund
Institutional Class | BPLSX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$106	2.01%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$110,712,235
Number of Holdings	208
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	2.9%
Alphabet, Inc. - Class A	2.8%
Galliford Try Holdings PLC	2.4%
British American Tobacco PLC	2.0%
Fairfax Financial Holdings Ltd.	2.0%
Hamilton Insurance Group Ltd. - Class B	1.9%
KB Financial Group, Inc.	1.8%
BGC Group, Inc. - Class A	1.7%
Johnson & Johnson	1.6%
Photronics Inc	1.6%

Top Sectors	(% of Net Assets)
Financials	24.1%
Information Technology	17.0%
Health Care	10.5%
Industrials	6.3%
Consumer Discretionary	5.9%
Materials	3.9%
Real Estate	3.0%
Communication Services	2.9%
Consumer Staples	2.5%
Energy	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-SAR-749255261

Boston Partners Long/Short Equity Fund
Investor Class | BPLEX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$120	2.27%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$110,712,235
Number of Holdings	208
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	2.9%
Alphabet, Inc. - Class A	2.8%
Galliford Try Holdings PLC	2.4%
British American Tobacco PLC	2.0%
Fairfax Financial Holdings Ltd.	2.0%
Hamilton Insurance Group Ltd. - Class B	1.9%
KB Financial Group, Inc.	1.8%
BGC Group, Inc. - Class A	1.7%
Johnson & Johnson	1.6%
Photronics Inc	1.6%

Top Sectors	(% of Net Assets)
Financials	24.1%
Information Technology	17.0%
Health Care	10.5%
Industrials	6.3%
Consumer Discretionary	5.9%
Materials	3.9%
Real Estate	3.0%
Communication Services	2.9%
Consumer Staples	2.5%
Energy	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-SAR-749255253

Boston Partners Long/Short Research Fund
Institutional Class | BPIRX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$84	1.62%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$605,227,306
Number of Holdings	426
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Frontdoor, Inc.	1.5%
JPMorgan Chase & Co.	1.2%
AbbVie, Inc.	1.2%
Wells Fargo & Co.	1.1%
Samsung Electronics Co. Ltd.	1.0%
L3Harris Technologies, Inc.	1.0%
US Foods Holding Corp.	0.9%
Bank of America Corp.	0.9%
Johnson & Johnson	0.9%
Alphabet, Inc. - Class A	0.9%

Top Sectors	(% of Net Assets)
Industrials	18.3%
Financials	15.0%
Information Technology	10.5%
Health Care	9.6%
Utilities	8.2%
Consumer Discretionary	6.8%
Materials	4.5%
Consumer Staples	4.0%
Real Estate	3.4%
Communication Services	2.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 1	TSR-SAR-74925K581

Boston Partners Long/Short Research Fund
Investor Class | BPRRX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$97	1.87%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$605,227,306
Number of Holdings	426
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Frontdoor, Inc.	1.5%
JPMorgan Chase & Co.	1.2%
AbbVie, Inc.	1.2%
Wells Fargo & Co.	1.1%
Samsung Electronics Co. Ltd.	1.0%
L3Harris Technologies, Inc.	1.0%
US Foods Holding Corp.	0.9%
Bank of America Corp.	0.9%
Johnson & Johnson	0.9%
Alphabet, Inc. - Class A	0.9%

Top Sectors	(% of Net Assets)
Industrials	18.3%
Financials	15.0%
Information Technology	10.5%
Health Care	9.6%
Utilities	8.2%
Consumer Discretionary	6.8%
Materials	4.5%
Consumer Staples	4.0%
Real Estate	3.4%
Communication Services	2.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 1	TSR-SAR-74925K573

Campbell Systematic Macro Fund
Class A | EBSAX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	1.82%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,972,886,293
Number of Holdings	151
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings*	(% of Net Assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	2.4%
NOK/USD FWD 20260318	1.3%
London Metals - Copper	0.8%
BRL/USD FWD 20260318	0.8%
USD/ZAR FWD 20260318	0.6%
Long Gilt	0.5%
GBP/USD FWD 20260318	0.3%
HUF/USD FWD 20260318	0.3%
Low Sulphur Gas Oil	0.2%

Component Risk Allocation (includes derivatives)**	(% of Portfolio Risk)
Equities	38.0%
Commodities	29.0%
Currencies	28.0%
Fixed Income	5.0%
*	BRL - Brazilian Real GBP - British Pound HUF - Hungarian Forint NOK - Norwegian Krone USD - United States Dollar ZAR - South African Rand
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
Campbell Systematic Macro Fund	PAGE 1	TSR-SAR-74933W841

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 2	TSR-SAR-74933W841

Campbell Systematic Macro Fund
Class C | EBSCX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	2.58%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,972,886,293
Number of Holdings	151
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings*	(% of Net Assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	2.4%
NOK/USD FWD 20260318	1.3%
London Metals - Copper	0.8%
BRL/USD FWD 20260318	0.8%
USD/ZAR FWD 20260318	0.6%
Long Gilt	0.5%
GBP/USD FWD 20260318	0.3%
HUF/USD FWD 20260318	0.3%
Low Sulphur Gas Oil	0.2%

Component Risk Allocation (includes derivatives)**	(% of Portfolio Risk)
Equities	38.0%
Commodities	29.0%
Currencies	28.0%
Fixed Income	5.0%
*	BRL - Brazilian Real GBP - British Pound HUF - Hungarian Forint NOK - Norwegian Krone USD - United States Dollar ZAR - South African Rand
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
Campbell Systematic Macro Fund	PAGE 1	TSR-SAR-74933W817

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 2	TSR-SAR-74933W817

Campbell Systematic Macro Fund
Class I | EBSIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$80	1.58%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,972,886,293
Number of Holdings	151
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings*	(% of Net Assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	2.4%
NOK/USD FWD 20260318	1.3%
London Metals - Copper	0.8%
BRL/USD FWD 20260318	0.8%
USD/ZAR FWD 20260318	0.6%
Long Gilt	0.5%
GBP/USD FWD 20260318	0.3%
HUF/USD FWD 20260318	0.3%
Low Sulphur Gas Oil	0.2%

Component Risk Allocation (includes derivatives)**	(% of Portfolio Risk)
Equities	38.0%
Commodities	29.0%
Currencies	28.0%
Fixed Income	5.0%
*	BRL - Brazilian Real GBP - British Pound HUF - Hungarian Forint NOK - Norwegian Krone USD - United States Dollar ZAR - South African Rand
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
Campbell Systematic Macro Fund	PAGE 1	TSR-SAR-74933W833

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 2	TSR-SAR-74933W833

F/m US Treasury 3 Month Bill Fund - ETF Class Shares
TBIL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the  F/m US Treasury 3 Month Bill Fund - ETF Class Shares  (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/tbil. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,410,748,682
Number of Holdings	2
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Visit https://www.fminvest.com/tbil for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
Fund Name Change:
The name of the Fund was changed from the  F/m US Treasury 3 Month Bill ETF to the  F/m US Treasury 3 Month Bill Fund - ETF Class Shares.
Other Material Fund Changes:
The name of the Fund was changed in connection with the launch of a mutual fund class of shares of the Fund (Institutional Class Shares) that operates as a traditional mutual fund. Additionally, there was a section added to both the prospectus and the SAI that explains the Multi-Class ETF Fund Structure and Related Risks (in the “Additional Information” section of the Prospectus and the “Special Procedures for Purchase of Creation Units - F/m UST 3M Bill Fund” section of the SAI).  The Fund’s ETF Class Shares are not a mutual fund product.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/tbil.
F/m US Treasury 3 Month Bill Fund	PAGE 1	TSR-SAR-74933W452

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 3 Month Bill Fund	PAGE 2	TSR-SAR-74933W452

F/m US Treasury 6 Month Bill ETF
XBIL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/xbil. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 6 Month Bill ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$739,158,441
Number of Holdings	2
Portfolio Turnover	0%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%
Visit https://www.fminvest.com/xbil for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/xbil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 6 Month Bill ETF	PAGE 1	TSR-SAR-74933W460

F/m US Treasury 12 Month Bill ETF
OBIL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/obil. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 12 Month Bill ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$304,475,923
Number of Holdings	2
Portfolio Turnover	0%
30-Day SEC Yield	3.31%
30-Day SEC Yield Unsubsidized	3.31%
Visit https://www.fminvest.com/obil for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/obil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 12 Month Bill ETF	PAGE 1	TSR-SAR-74933W478

F/m US Treasury 2 Year Note ETF
UTWO (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/utwo. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 2 Year Note ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$415,711,843
Number of Holdings	1
Portfolio Turnover	603%
30-Day SEC Yield	3.23%
30-Day SEC Yield Unsubsidized	3.23%
Visit https://www.fminvest.com/utwo for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
Cash & Other	0.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utwo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 2 Year Note ETF	PAGE 1	TSR-SAR-74933W486

F/m US Treasury 3 Year Note ETF
UTRE (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/utre. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 3 Year Note ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$10,510,291
Number of Holdings	1
Portfolio Turnover	507%
30-Day SEC Yield	3.38%
30-Day SEC Yield Unsubsidized	3.38%
Visit https://www.fminvest.com/utre for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.9%

Top Sectors	(% of Net Assets)
Government	99.9%
Cash & Other	0.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utre.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 3 Year Note ETF	PAGE 1	TSR-SAR-74933W494

F/m US Treasury 5 Year Note ETF
UFIV (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/ufiv. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 5 Year Note ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$33,806,139
Number of Holdings	1
Portfolio Turnover	492%
30-Day SEC Yield	3.41%
30-Day SEC Yield Unsubsidized	3.41%
Visit https://www.fminvest.com/ufiv for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ufiv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 5 Year Note ETF	PAGE 1	TSR-SAR-74933W510

F/m US Treasury 7 Year Note ETF
USVN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/usvn. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 7 Year Note ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$9,851,646
Number of Holdings	1
Portfolio Turnover	499%
30-Day SEC Yield	3.60%
30-Day SEC Yield Unsubsidized	3.60%
Visit https://www.fminvest.com/usvn for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/usvn.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 7 Year Note ETF	PAGE 1	TSR-SAR-74933W528

F/m US Treasury 10 Year Note ETF
UTEN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/uten. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 10 Year Note ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$286,433,576
Number of Holdings	1
Portfolio Turnover	217%
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Visit https://www.fminvest.com/uten for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/uten.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 10 Year Note ETF	PAGE 1	TSR-SAR-74933W536

F/m US Treasury 20 Year Bond ETF
UTWY (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/utwy. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 20 Year Bond ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$8,947,892
Number of Holdings	1
Portfolio Turnover	192%
30-Day SEC Yield	4.54%
30-Day SEC Yield Unsubsidized	4.54%
Visit https://www.fminvest.com/utwy for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utwy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 20 Year Bond ETF	PAGE 1	TSR-SAR-74933W544

F/m US Treasury 30 Year Bond ETF
UTHY (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/uthy. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 30 Year Bond ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$30,276,112
Number of Holdings	1
Portfolio Turnover	217%
30-Day SEC Yield	4.58%
30-Day SEC Yield Unsubsidized	4.58%
Visit https://www.fminvest.com/uthy for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/uthy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 30 Year Bond ETF	PAGE 1	TSR-SAR-74933W551

F/m 2-Year Investment Grade Corporate Bond ETF
ZTWO (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/ztwo. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 2-Year Investment Grade Corporate Bond ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$18,308,442
Number of Holdings	426
Portfolio Turnover	3%
30-Day SEC Yield	3.91%
30-Day SEC Yield Unsubsidized	3.91%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
WEC Energy Group, Inc.	0.2%
Packaging Corp. of America	0.2%
Cencora, Inc.	0.2%
Leggett & Platt, Inc.	0.2%
Flex Ltd.	0.2%
CNO Global Funding	0.2%
Arthur J Gallagher & Co.	0.2%
eBay, Inc.	0.2%
Steel Dynamics, Inc.	0.2%
Public Service Enterprise Group, Inc.	0.2%

Top Sectors	(% of Net Assets)
Financials	27.9%
Industrials	11.1%
Utilities	9.7%
Health Care	9.0%
Consumer Discretionary	8.5%
Energy	7.9%
Technology	7.9%
Consumer Staples	7.2%
Materials	5.8%
Cash & Other	5.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztwo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-SAR-74933W429

F/m 3-Year Investment Grade Corporate Bond ETF
ZTRE (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/ztre. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 3-Year Investment Grade Corporate Bond ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$41,026,885
Number of Holdings	443
Portfolio Turnover	2%
30-Day SEC Yield	4.09%
30-Day SEC Yield Unsubsidized	4.09%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Aircastle Ltd.	0.2%
Rogers Communications, Inc.	0.2%
Bristol-Myers Squibb Co.	0.2%
Cardinal Health, Inc.	0.2%
Citigroup, Inc.	0.2%
American Homes 4 Rent LP	0.2%
BAT International Finance PLC	0.2%
Florida Power & Light Co.	0.2%
ERAC USA Finance LLC	0.2%
PacifiCorp	0.2%

Top Sectors	(% of Net Assets)
Financials	36.4%
Industrials	9.8%
Technology	8.4%
Health Care	8.3%
Utilities	8.3%
Consumer Discretionary	7.4%
Consumer Staples	6.3%
Energy	6.0%
Materials	4.2%
Cash & Other	4.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztre.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-SAR-74933W395

F/m 10-Year Investment Grade Corporate Bond ETF
ZTEN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/zten. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 10-Year Investment Grade Corporate Bond ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$28,949,123
Number of Holdings	224
Portfolio Turnover	57%
30-Day SEC Yield	4.90%
30-Day SEC Yield Unsubsidized	4.90%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
General Electric Co.	0.5%
Johnson Controls International PLC	0.5%
Southern California Edison Co.	0.5%
Elevance Health, Inc.	0.5%
Colonial Enterprises, Inc.	0.5%
Cigna Group	0.5%
Union Pacific Corp.	0.5%
Applied Materials, Inc.	0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	0.5%
Merck & Co Inc.	0.5%

Top Sectors	(% of Net Assets)
Financials	23.3%
Utilities	12.8%
Health Care	11.1%
Energy	10.2%
Industrials	8.9%
Consumer Discretionary	8.0%
Technology	7.0%
Materials	6.6%
Consumer Staples	5.8%
Cash & Other	6.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/zten.
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-SAR-74933W411

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-SAR-74933W411

Oakhurst Fixed Income Fund
Institutional Class Shares | OHFIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix/. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$94,343,320
Number of Holdings	131
Portfolio Turnover	46%
Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	22.5%
Federal Home Loan Mortgage Corp.	16.0%
Federal National Mortgage Association	16.0%
Tennessee Valley Authority	1.2%
Westlake Automobile Receivables Trust	1.2%
Taco Bell Corp.	1.2%
QTS Issuer ABS I LLC	1.1%
Provident Funding Mortgage Trust	1.1%
DB Master Finance Parent LLC	1.1%
RCKT Mortgage Trust	1.1%

Top Sectors	(% of Net Assets)
Mortgage Securities	37.0%
Government	24.5%
Asset Backed Securities	8.5%
Financials	8.2%
Technology	5.4%
Utilities	3.8%
Energy	2.6%
Consumer Discretionary	2.0%
Health Care	1.9%
Cash & Other	6.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohfix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Oakhurst Fixed Income Fund	PAGE 1	TSR-SAR-74933W320

F/m Opportunistic Income ETF
ZHOG (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Opportunistic Income ETF	$20	0.39%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$46,725,081
Number of Holdings	64
Portfolio Turnover	78%
30-Day SEC Yield	4.61%
30-Day SEC Yield Unsubsidized	4.61%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	16.9%
Celanese US Holdings LLC	4.5%
Dell, Inc.	4.4%
Transcanada Trust	4.4%
Viatris, Inc.	3.4%
Sempra	3.0%
Antares Holdings LP	3.0%
Occidental Petroleum Corp.	2.9%
Concentrix Corp.	2.9%
Leidos Inc.	2.9%

Top Sectors	(% of Net Assets)
Mortgage Securities	25.4%
Asset Backed Securities	10.0%
Financials	9.0%
US Municipal	8.4%
Energy	6.5%
Government	4.4%
Industrials	3.1%
Health Care	2.0%
Consumer Discretionary	1.7%
Cash & Other	34.7%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Management Team was changed. Added to the team was Barry Julien, John Han and Kevin Conrath. Removed from the team was Marcin Zdunek and Justin Hennessy.
Other Material Fund Changes:
The Fund adopted the Bloomberg Short-Term US Aggregate Index as its benchmark for performance compensation purposes. The Fund will remain actively managed and will not seek to track or replicate the benchmark index.
F/m Opportunistic Income ETF	PAGE 1	TSR-SAR-74933W445

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Opportunistic Income ETF	PAGE 2	TSR-SAR-74933W445

F/m Investments Large Cap Focused Fund
Institutional Class Shares | IAFLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.90%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$80,154,463
Number of Holdings	21
Portfolio Turnover	91%
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Apple, Inc.	15.4%
NVIDIA Corp.	11.8%
Microsoft Corp.	6.9%
Meta Platforms, Inc.	5.7%
F/m US Treasury 6 Month Bill ETF	5.6%
Astera Labs, Inc.	5.5%
Advanced Micro Devices, Inc.	4.5%
Netflix, Inc.	4.3%
United Parcel Service, Inc.	4.2%
Broadcom, Inc.	4.2%

Top Sectors	(% of Net Assets)
Technology	52.6%
Communications	13.2%
Industrials	7.0%
Utilities	3.7%
Consumer Discretionary	3.7%
Consumer Staples	3.3%
Materials	2.7%
Financials	1.8%
Cash & Other	12.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-888-553-4233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 1	TSR-SAR-74933W288

F/m Investments Large Cap Focused Fund
Investor Class | IAFMX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at  1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.07%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$80,154,463
Number of Holdings	21
Portfolio Turnover	91%
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Apple, Inc.	15.4%
NVIDIA Corp.	11.8%
Microsoft Corp.	6.9%
Meta Platforms, Inc.	5.7%
F/m US Treasury 6 Month Bill ETF	5.6%
Astera Labs, Inc.	5.5%
Advanced Micro Devices, Inc.	4.5%
Netflix, Inc.	4.3%
United Parcel Service, Inc.	4.2%
Broadcom, Inc.	4.2%

Top Sectors	(% of Net Assets)
Technology	52.6%
Communications	13.2%
Industrials	7.0%
Utilities	3.7%
Consumer Discretionary	3.7%
Consumer Staples	3.3%
Materials	2.7%
Financials	1.8%
Cash & Other	12.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-888-553-4233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 1	TSR-SAR-74933W270

F/m Emerald Life Sciences Innovation ETF
LFSC (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m Emerald Life Sciences Innovation ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.emeraldetfs.com/lfsc/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Emerald Life Sciences Innovation ETF	$31	0.54%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s  total return for the six months ended February 28, 2026 was 30.63% at NAV, outperforming the benchmark Russell 3000 Index Health Care total return of 17.11%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Federal Reserve’s return to policy accommodation, an improved backdrop for merger and acquisition activity, improved sentiment regarding the new Administration’s priorities and policy initiatives, and demonstrative clinical progress and commercialization success within the biotechnology industry collectively contributed to improving sentiment within the broader Russell 3000 Health Care sector.

The Fund  posted a total return at NAV of +30.63% for the six-months ended February 28, 2026, significantly outpacing the Russell 3000 Health Care Sector’s 17.11% gain. Both allocation effect and stock selection contributed to return, driven by holdings and positioning within the biotechnology and medical equipment industries. Within the biotechnology industry, the Fund benefitted from noteworthy clinical advancement and commercialization success in several key holdings. The biotechnology industry was the Fund’s largest exposure, representing approximately 57% of the Fund on average for the period. Within the medical device industry, the Fund benefitted from those companies that are driving growth through accelerating utilization and market share gains.

Top Contributors
↑	Cogent Biosciences, Inc. (COGT)
↑	Travere Therapeutics, Inc. (TVTX)
↑	Nektar Therapeutics (NKTR)

Top Detractors
↓	Corcept Therapeutics, Inc. (CORT)
↓	Soleno Therapeutics, Inc. (SLNO)
↓	Biohaven Ltd. (BHVN)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
F/m Emerald Life Sciences Innovation ETF	PAGE 1	TSR-SAR-74933W221

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2024)
F/m Emerald Life Sciences Innovation ETF NAV	48.32	32.63
Russell 3000 Total Return	17.02	14.84
Russell 3000 Index Heath Care Total Return	10.11	7.18
Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$96,742,816
Number of Holdings	39
Net Advisory Fee	$223,256
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Cogent Biosciences, Inc.	9.0%
LivaNova PLC	7.4%
TransMedics Group, Inc.	5.3%
Mirum Pharmaceuticals, Inc.	4.8%
Travere Therapeutics, Inc.	4.6%
Spyre Therapeutics, Inc.	4.4%
United Therapeutics Corp.	4.4%
Guardant Health, Inc.	4.3%
WaVe Life Sciences Ltd.	4.2%
Savara, Inc.	4.0%

Top Sectors	(% of Net Assets)
Health Care	98.8%
Cash & Other	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.emeraldetfs.com/lfsc/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Emerald Life Sciences Innovation ETF	PAGE 2	TSR-SAR-74933W221

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
RBIL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/rbil. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$9	0.18%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$40,286,870
Number of Holdings	5
Portfolio Turnover	51%
30-Day SEC Yield	4.21%
30-Day SEC Yield Unsubsidized	4.21%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Inflation Indexed Bonds	99.9%

Top Sectors	(% of Net Assets)
Government	99.9%
Cash & Other	0.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/rbil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	PAGE 1	TSR-SAR-74933W213

F/m Compoundr High Yield Bond ETF
CPHY (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m Compoundr High Yield Bond ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Compoundr High Yield Bond ETF	$15	0.29%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$3,606,205
Number of Holdings	1
Net Advisory Fee	$4,664
Portfolio Turnover	330%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Holdings	(% of Net Assets)
Counterpoint High Yield Trend ETF	99.9%
CHANGES TO SHAREHOLDER FEES:
Prior to February 20, 2026, the Fund’s contractual advisory fee was 0.49%, and F/m Investments LLC (the “Adviser”) contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) was limited to 0.25% of the Fund’s average daily net assets. Effective February 20, 2026, the Fund’s advisory fee was permanently reduced to 0.25%, as per a supplemental filing with the U.S. Securities and Exchange Commission on February 20, 2026.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Compoundr High Yield Bond ETF	PAGE 1	TSR-SAR-74933W155

F/m Compoundr U.S. Aggregate Bond ETF
CPAG (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m Compoundr U.S. Aggregate Bond ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Compoundr U.S. Aggregate Bond ETF	$13	0.25%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$126,820,632
Number of Holdings	2
Net Advisory Fee	$33,734
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Holdings	(% of Net Assets)
Dimensional Core Fixed Income ETF	49.9%
Fidelity Total Bond ETF	49.9%
CHANGES TO SHAREHOLDER FEES:
Prior to February 20, 2026, the Fund’s contractual advisory fee was 0.39%, and F/m Investments LLC (the “Adviser”) contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) was limited to 0.25% of the Fund’s average daily net assets. Effective February 20, 2026, the Fund’s advisory fee was permanently reduced to 0.25%, as per a supplemental filing with the U.S. Securities and Exchange Commission on February 20, 2026.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Compoundr U.S. Aggregate Bond ETF	PAGE 1	TSR-SAR-74933W148

F/m High Yield 100 ETF
ZTOP (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m High Yield 100 ETF (the “Fund”)  for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/ztop. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m High Yield 100 ETF	$20	0.39%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$17,754,950
Number of Holdings	102
Portfolio Turnover	9%
30-Day SEC Yield	5.83%
30-Day SEC Yield Unsubsidized	5.83%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Hilcorp Energy I LP / Hilcorp Finance Co.	1.0%
PG&E Corp.	1.0%
Sirius XM Radio LLC	1.0%
Asurion LLC and Asurion Co.-Issuer, Inc.	1.0%
MPT Operating Partnership LP / MPT Finance Corp.	1.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	1.0%
Celanese US Holdings LLC	1.0%
Allied Universal Holdco LLC	1.0%
Wynn Macau Ltd.	1.0%
Herc Holdings Inc	1.0%

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.8%
Financials	16.6%
Communications	16.5%
Energy	9.8%
Materials	9.0%
Health Care	7.9%
Industrials	6.8%
Utilities	4.9%
Technology	2.9%
Cash & Other	3.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztop.
F/m High Yield 100 ETF	PAGE 1	TSR-SAR-74933W197

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m High Yield 100 ETF	PAGE 2	TSR-SAR-74933W197

F/m US Treasury 3 Month Bill Fund
Institutional Class Shares | TBFMX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the  F/m US Treasury 3 Month Bill Fund’s Institutional Class Shares  for the period of February 11, 2026, to February 28, 2026. You can find additional information about the Fund at  https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD FEBRUARY 11, 2026 to FEBRUARY 28, 2026? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Institutional Class	$1	0.15%
*	Inception date of the Institutional Class Shares was February 11, 2026. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher. Inception date of the Fund and its ETF Class Shares (an exchange-traded share class) was August 8, 2022. The Fund’s Institutional Class Shares are a conventional mutual fund share class and operate as a mutual fund.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,410,748,682
Number of Holdings	2
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Visit  https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 3 Month Bill Fund	PAGE 1	TSR-SAR-74938Y842

F/m Ultrashort Tax-Free Municipal ETF
ZMUN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the F/m Ultrashort Tax-Free Municipal ETF (the “Fund”) for the period of September 29, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.fminvest.com/zmun. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
F/m Ultrashort Tax-Free Municipal ETF	$13	0.30%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$11,516,550
Number of Holdings	98
Portfolio Turnover	55%
30-Day SEC Yield	3.13%
30-Day SEC Yield Unsubsidized	3.13%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Los Angeles County Public Works Financing Authority	6.0%
State of Illinois	5.2%
North Carolina Municipal Power Agency No 1	5.1%
City of Houston TX Combined Utility System Revenue	4.6%
San Jose Evergreen Community College District	4.3%
Illinois Finance Authority	3.9%
Michigan Finance Authority	3.5%
New Jersey Educational Facilities Authority	3.2%
California Health Facilities Financing Authority	2.7%
Houston Independent School District	2.6%

Top Sectors	(% of Net Assets)
US Municipal	98.7%
Cash & Other	1.3%
Fund Name Change:
Before the Fund went live, the name was changed from the F/m Callable Tax-Free Municipal ETF to the F/m  Ultrashort Tax-Free Municipal ETF.
F/m Ultrashort Tax-Free Municipal ETF	PAGE 1	TSR-SAR-74933W163

Changes to Shareholder Fees:
Before the Fund went live, the fee was changed from 0.25% to 0.30%, and was approved by the Fund’s Board of Directors.
Other Material Fund Changes:
The Fund was launched on 9/29/25.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/zmun.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Ultrashort Tax-Free Municipal ETF	PAGE 2	TSR-SAR-74933W163

Free Market U.S. Equity Fund
FMUEX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market U.S. Equity Fund	$28	0.53%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$5,256,538,717
Number of Holdings	10
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
DFA U.S. Small Cap Value Portfolio - Class Institutional	25.3%
Dimensional U.S. Large Cap Value Portfolio III - Class Institutional	17.5%
DFA U.S. Small Cap Portfolio - Class Institutional	14.8%
DFA U.S. Micro Cap Portfolio - Class Institutional	14.8%
iShares Core S&P 500 ETF	9.3%
iShares MSCI USA Value Factor ETF	7.0%
U.S. Large Cap Value Series	5.7%
DFA U.S. Large Company Portfolio - Class Institutional	5.5%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
US Large Cap Equity	45.0%
US Small Cap Equity	40.1%
US Micro Cap Equity	14.8%
Short Term and other Net Assets	0.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funddocs.filepoint.com/matsonmoney.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market U.S. Equity Fund	PAGE 1	TSR-SAR-74925K839

Free Market International Equity Fund
FMNEX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market International Equity Fund	$30	0.54%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,468,559,959
Number of Holdings	10
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio - Class Institutional	40.1%
DFA International Value Portfolio III - Class Institutional	17.3%
International Value Series	12.7%
Dimensional International Small Cap ETF - Class Institutional	9.9%
iShares Core MSCI Emerging Markets ETF	5.3%
DFA Emerging Markets Value Portfolio - Class Institutional	4.9%
iShares Core MSCI EAFE ETF	4.9%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.8%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
Developed Small	50.0%
Developed Large	34.9%
Emerging Large	10.2%
Emerging Small	4.8%
Short Term and other Net Assets	0.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funddocs.filepoint.com/matsonmoney.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market International Equity Fund	PAGE 1	TSR-SAR-74925K821

Free Market Fixed Income Fund
FMFIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market Fixed Income Fund	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$3,243,236,640
Number of Holdings	10
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	25.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio - Class Institutional	14.4%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
DFA Short-Term Government Portfolio - Class Institutional	4.0%
Invesco Government & Agency Portfolio	0.6%

Top Sectors	(% of Net Assets)
Global	40.0%
US Corporate	30.0%
US Government	10.0%
Inflation Protected	5.0%
Short Term and other Net Assets	15.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funddocs.filepoint.com/matsonmoney.
Free Market Fixed Income Fund	PAGE 1	TSR-SAR-74925K813

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market Fixed Income Fund	PAGE 2	TSR-SAR-74925K813

Matson Money U.S. Equity VI Portfolio
FMVUX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money U.S. Equity VI Portfolio	$31	0.59%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$30,501,200
Number of Holdings	8
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Dimensional U.S. Large Cap Value Portfolio III - Class Institutional	26.3%
DFA U.S. Small Cap Portfolio - Class Institutional	15.1%
DFA U.S. Micro Cap Portfolio - Class Institutional	15.1%
DFA Investment VA U.S. Targeted Value Portfolio	15.0%
DFA U.S. Large Company Portfolio - Class Institutional	13.7%
DFA U.S. Small Cap Value Portfolio - Class Institutional	10.0%
DFA Investment VA U.S. Large Value Portfolio	4.1%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
US Large Cap Equity	44.0%
US Small Cap Equity	40.0%
US Micro Cap Equity	15.1%
Short Term and other Net Assets	0.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funddocs.filepoint.com/matsonmoney.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money U.S. Equity VI Portfolio	PAGE 1	TSR-SAR-74925K441

Matson Money International Equity VI Portfolio
FMVIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money International Equity VI Portfolio	$34	0.61%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$24,969,720
Number of Holdings	9
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
DFA International Value Portfolio III - Class Institutional	30.1%
DFA International Small Cap Value Portfolio - Class Institutional	28.2%
DFA Investment VA International Small Portfolio	17.0%
iShares Core MSCI Emerging Markets ETF	5.2%
DFA Investment VA International Value Portfolio	5.0%
DFA Emerging Markets Value Portfolio - Class Institutional	5.0%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.8%
iShares Core MSCI EAFE ETF	4.0%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
Developed Small	45.2%
Developed Large	39.0%
Emerging Large	10.2%
Emerging Small	4.8%
Short Term and other Net Assets	0.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funddocs.filepoint.com/matsonmoney.
Matson Money International Equity VI Portfolio	PAGE 1	TSR-SAR-74925K433

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money International Equity VI Portfolio	PAGE 2	TSR-SAR-74925K433

Matson Money Fixed Income VI Portfolio
FMVFX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money Fixed Income VI Portfolio	$33	0.66%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$25,739,842
Number of Holdings	12
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.1%
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	15.0%
DFA One-Year Fixed Income Portfolio - Class Institutional	11.4%
DFA Investment Global Bond Portfolio	10.0%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
DFA Short-Term Government Portfolio - Class Institutional	4.0%

Top Sectors	(% of Net Assets)
Global	40.0%
US Corporate	30.0%
US Government	10.0%
Inflation Protected	5.0%
Short Term and other Net Assets	15.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funddocs.filepoint.com/matsonmoney.
Matson Money Fixed Income VI Portfolio	PAGE 1	TSR-SAR-74925K425

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money Fixed Income VI Portfolio	PAGE 2	TSR-SAR-74925K425

Motley Fool Global Opportunities ETF
TMFG (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Global Opportunities ETF	$42	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$363,196,948
Number of Holdings	43
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Alphabet, Inc. - Class C	7.0%
International Container Terminal Services, Inc.	5.5%
Amazon.com, Inc.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Waste Connections, Inc.	4.0%
Mastercard, Inc. - Class A	3.9%
Nintendo Co. Ltd.	3.9%
Costco Wholesale Corp.	3.7%
Watsco, Inc.	3.4%
Equinix, Inc.	3.1%

Top Sectors	(% of Net Assets)
Industrials	23.8%
Financials	17.2%
Communication Services	14.5%
Information Technology	11.0%
Consumer Discretionary	10.4%
Real Estate	6.9%
Health Care	6.3%
Consumer Staples	5.8%
Materials	1.8%
Cash & Other	2.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Global Opportunities ETF	PAGE 1	TSR-SAR-74933W635

Motley Fool Mid-Cap Growth ETF
TMFM (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool Mid-Cap Growth ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Mid-Cap Growth ETF	$39	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$131,012,509
Number of Holdings	32
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
StoneX Group, Inc.	6.5%
QXO, Inc.	6.0%
GXO Logistics, Inc.	5.5%
DexCom, Inc.	4.9%
Broadridge Financial Solutions, Inc.	4.5%
Penumbra, Inc.	4.3%
SBA Communications Corp.	4.3%
HealthEquity, Inc.	4.1%
Brown & Brown, Inc.	4.1%
Toast, Inc.	3.8%

Top Sectors	(% of Net Assets)
Industrials	26.8%
Health Care	25.3%
Information Technology	17.7%
Financials	15.8%
Consumer Discretionary	6.9%
Real Estate	4.3%
Consumer Staples	2.2%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Mid-Cap Growth ETF	PAGE 1	TSR-SAR-74933W627

Motley Fool 100 Index ETF
TMFC (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool 100 Index ETF	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,881,696,731
Number of Holdings	102
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	8.1%
Apple, Inc.	7.3%
Alphabet, Inc. - Class C	7.0%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. - Class A	3.8%
Broadcom, Inc.	3.7%
Tesla, Inc.	3.2%
Visa, Inc. - Class A	3.0%
Walmart, Inc.	2.5%

Top Sectors	(% of Net Assets)
Information Technology	36.1%
Communication Services	15.6%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	7.0%
Industrials	5.5%
Consumer Staples	5.1%
Energy	2.2%
Real Estate	1.3%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool 100 Index ETF	PAGE 1	TSR-SAR-74933W601

Motley Fool Small-Cap Growth ETF
TMFS (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Small-Cap Growth ETF	$42	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$69,263,842
Number of Holdings	38
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
StoneX Group, Inc.	7.4%
GXO Logistics, Inc.	5.2%
Hexcel Corp.	4.7%
IPG Photonics Corp.	4.1%
Herc Holdings, Inc.	4.1%
Penumbra, Inc.	4.1%
Alphatec Holdings, Inc.	3.9%
QXO, Inc.	3.8%
Frontdoor, Inc.	3.8%
Toast, Inc.	3.6%

Top Sectors	(% of Net Assets)
Industrials	25.8%
Information Technology	19.8%
Health Care	19.2%
Financials	18.0%
Consumer Discretionary	5.7%
Real Estate	5.2%
Materials	2.9%
Energy	0.3%
Consumer Staples	0.2%
Cash & Other	2.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Small-Cap Growth ETF	PAGE 1	TSR-SAR-74933W874

Motley Fool Capital Efficiency 100 Index ETF
TMFE (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Capital Efficiency 100 Index ETF	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$90,078,470
Number of Holdings	100
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Costco Wholesale Corp.	5.8%
Walmart, Inc.	5.5%
Netflix, Inc.	5.0%
Alphabet, Inc. - Class C	4.9%
Meta Platforms, Inc. - Class A	4.9%
NVIDIA Corp.	4.8%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.5%
Visa, Inc. - Class A	4.5%
Mastercard, Inc. - Class A	4.4%

Top Sectors	(% of Net Assets)
Information Technology	29.9%
Communication Services	15.5%
Consumer Staples	13.5%
Consumer Discretionary	13.2%
Health Care	11.0%
Financials	9.1%
Industrials	5.4%
Materials	2.3%
Cash & Other	0.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 1	TSR-SAR-74933W643

Motley Fool Next Index ETF
TMFX (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Next Index ETF	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$32,246,076
Number of Holdings	195
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Comfort Systems USA, Inc.	2.3%
Ubiquiti, Inc.	2.2%
Westinghouse Air Brake Technologies Corp.	2.1%
Sysco Corp.	2.1%
Coherent Corp.	1.9%
HEICO Corp.	1.8%
EQT Corp.	1.8%
Live Nation Entertainment, Inc.	1.8%
EMCOR Group, Inc.	1.5%
Interactive Brokers Group, Inc. - Class A	1.5%

Top Sectors	(% of Net Assets)
Industrials	21.6%
Information Technology	21.1%
Consumer Discretionary	14.0%
Health Care	13.9%
Financials	11.8%
Consumer Staples	6.9%
Communication Services	5.7%
Energy	1.8%
Real Estate	1.6%
Cash & Other	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Next Index ETF	PAGE 1	TSR-SAR-74933W650

Motley Fool Momentum Factor ETF
MFMO (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool Momentum Factor ETF (the “Fund”) for the period of  December 8, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Momentum Factor ETF	$25	0.50%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,790,423
Number of Holdings	109
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Lam Research Corp.	6.4%
Walmart, Inc.	5.5%
Alphabet, Inc.	4.9%
Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
JPMorgan Chase & Co.	4.5%
Broadcom, Inc.	4.5%
Advanced Micro Devices, Inc.	4.5%
Goldman Sachs Group, Inc.	4.0%
Tesla, Inc.	3.9%

Top Sectors	(% of Net Assets)
Information Technology	42.5%
Health Care	14.8%
Financials	10.1%
Industrials	9.9%
Consumer Discretionary	7.8%
Communication Services	6.9%
Consumer Staples	6.6%
Materials	0.5%
Energy	0.3%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Momentum Factor ETF	PAGE 1	TSR-SAR-74938Y867

Motley Fool Value Factor ETF
MFVL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool Value Factor ETF (the “Fund”) for the period of  December 8, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Value Factor ETF	$25	0.50%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,530,085
Number of Holdings	100
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
FedEx Corp.	6.0%
Chevron Corp.	5.8%
Amgen, Inc.	5.5%
Walmart, Inc.	5.4%
HCA Healthcare, Inc.	5.2%
T-Mobile US, Inc.	5.2%
Walt Disney Co.	4.4%
Union Pacific Corp.	4.4%
NIKE, Inc.	4.2%
Adobe Systems, Inc.	3.4%

Top Sectors	(% of Net Assets)
Consumer Discretionary	16.2%
Health Care	16.1%
Industrials	14.2%
Communication Services	11.3%
Energy	10.9%
Consumer Staples	10.6%
Financials	9.8%
Information Technology	9.2%
Real Estate	1.1%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Value Factor ETF	PAGE 1	TSR-SAR-74938Y875

Motley Fool Innovative Growth Factor ETF
MFIG (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Motley Fool Innovative Growth Factor ETF (the “Fund”) for the period of  December 8, 2025, to February 28, 2026. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Innovative Growth Factor ETF	$25	0.50%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,038,054
Number of Holdings	100
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Chevron Corp.	6.2%
Alphabet, Inc.	5.2%
Meta Platforms, Inc.	5.0%
Berkshire Hathaway, Inc.	5.0%
NVIDIA Corp.	5.0%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.7%
Lam Research Corp.	4.4%
TJX Cos., Inc.	3.6%
AppLovin Corp.	3.6%

Top Sectors	(% of Net Assets)
Information Technology	32.9%
Consumer Discretionary	18.3%
Health Care	15.9%
Communication Services	14.6%
Energy	6.3%
Financials	5.6%
Industrials	4.0%
Consumer Staples	1.7%
Real Estate	0.2%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Innovative Growth Factor ETF	PAGE 1	TSR-SAR-74938Y800

SGI US Large Cap Core ETF
SGLC (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI US Large Cap Core ETF	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$155,879,377
Number of Holdings	128
Portfolio Turnover	46%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	7.9%
Apple, Inc.	6.9%
Alphabet, Inc.	5.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.1%
Regeneron Pharmaceuticals, Inc.	2.6%
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
Micron Technology, Inc.	2.4%
Berkshire Hathaway, Inc.	2.3%

Top Sectors	(% of Net Assets)
Technology	30.6%
Communications	17.7%
Financial	17.0%
Consumer, Non-cyclical	14.2%
Industrial	6.1%
Consumer, Cyclical	5.6%
Basic Materials	4.2%
Utilities	2.6%
Energy	1.5%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI US Large Cap Core ETF	PAGE 1	TSR-SAR-74933W593

SGI Dynamic Tactical ETF
DYTA (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Dynamic Tactical ETF	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$81,166,921
Number of Holdings	9
Portfolio Turnover	77%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
SGI U.S. Large Cap Core ETF	30.5%
Mount Vernon Liquid Assets Portfolio, LLC	24.6%
iShares U.S. Real Estate ETF	14.2%
iShares Core S&P Mid-Cap ETF	14.0%
iShares MSCI USA Momentum Factor ETF	13.4%
Vanguard Information Technology ETF	13.1%
Vanguard Total International Stock ETF	5.2%
Schwab International Equity ETF	4.8%
iShares MSCI ACWI ex U.S. ETF	4.7%

Top Sectors	(% of Net Assets)
Technology	33.0%
Real Estate	15.0%
Financials	11.0%
Industrials	9.0%
Consumer Cyclical	6.0%
Health Care	6.0%
Communications	5.0%
Consumer Defensive	3.0%
Basic Materials	3.0%
Energy	2.2%
Utilities	1.8%
Cash & Other	5.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Dynamic Tactical ETF	PAGE 1	TSR-SAR-74933W577

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Dynamic Tactical ETF	PAGE 2	TSR-SAR-74933W577

SGI U.S. Large Cap Equity Fund
Class I | SILVX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.98%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$202,851,567
Number of Holdings	93
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Newmont Corp.	4.0%
Colgate-Palmolive Co.	3.7%
Micron Technology, Inc.	3.6%
Progressive Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
PepsiCo, Inc.	3.2%
Costco Wholesale Corp.	3.2%
Monster Beverage Corp.	3.2%
Mastercard, Inc.	2.9%
Meta Platforms, Inc.	2.9%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	33.4%
Financial	18.3%
Utilities	13.1%
Technology	9.4%
Communications	7.7%
Basic Materials	6.4%
Consumer, Cyclical	5.8%
Industrial	4.5%
Energy	0.8%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-SAR-74925K524

SGI U.S. Large Cap Equity Fund
Class A | LVOLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.23%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$202,851,567
Number of Holdings	93
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Newmont Corp.	4.0%
Colgate-Palmolive Co.	3.7%
Micron Technology, Inc.	3.6%
Progressive Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
PepsiCo, Inc.	3.2%
Costco Wholesale Corp.	3.2%
Monster Beverage Corp.	3.2%
Mastercard, Inc.	2.9%
Meta Platforms, Inc.	2.9%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	33.4%
Financial	18.3%
Utilities	13.1%
Technology	9.4%
Communications	7.7%
Basic Materials	6.4%
Consumer, Cyclical	5.8%
Industrial	4.5%
Energy	0.8%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-SAR-74925K516

SGI U.S. Large Cap Equity Fund
Class C | SGICX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	1.98%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$202,851,567
Number of Holdings	93
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Newmont Corp.	4.0%
Colgate-Palmolive Co.	3.7%
Micron Technology, Inc.	3.6%
Progressive Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
PepsiCo, Inc.	3.2%
Costco Wholesale Corp.	3.2%
Monster Beverage Corp.	3.2%
Mastercard, Inc.	2.9%
Meta Platforms, Inc.	2.9%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	33.4%
Financial	18.3%
Utilities	13.1%
Technology	9.4%
Communications	7.7%
Basic Materials	6.4%
Consumer, Cyclical	5.8%
Industrial	4.5%
Energy	0.8%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-SAR-74925K284

SGI Global Equity Fund
Class I | SGLIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$45	0.84%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$81,762,479
Number of Holdings	106
Portfolio Turnover	59%
30-Day SEC Yield	1.19%
30-Day SEC Yield Unsubsidized	1.03%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	12.8%
Micron Technology, Inc.	3.7%
Cencora, Inc.	3.0%
Monster Beverage Corp.	2.8%
PepsiCo, Inc.	2.6%
Colgate-Palmolive Co.	2.6%
United Microelectronics Corp.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Shell PLC	2.2%
Coca-Cola Co.	2.1%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	28.2%
Technology	14.0%
Financial	13.5%
Communications	11.9%
Utilities	9.1%
Basic Materials	5.4%
Consumer, Cyclical	5.2%
Industrial	5.1%
Energy	2.8%
Cash & Other	4.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Global Equity Fund	PAGE 1	TSR-SAR-74925K417

SGI Small Cap Core Fund
Class I | BOGIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$64	1.23%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$121,937,221
Number of Holdings	201
Portfolio Turnover	71%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.8%
Everus Construction Group, Inc.	1.5%
Rogers Corp.	1.3%
Teekay Tankers Ltd.	1.3%
Kulicke & Soffa Industries, Inc.	1.2%
Andersons, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Benchmark Electronics, Inc.	1.1%
Griffon Corp.	1.1%
Mueller Water Products, Inc.	1.1%

Top Sectors	(% of Net Assets)
Financial	21.9%
Industrial	20.0%
Consumer, Non-cyclical	17.5%
Consumer, Cyclical	11.2%
Technology	7.6%
Basic Materials	6.8%
Communications	6.5%
Energy	3.5%
Utilities	3.1%
Cash & Other	1.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Small Cap Core Fund	PAGE 1	TSR-SAR-749255188

SGI Peak Fund
Class I | SGPKX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Peak Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	1.02%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$62,878,307
Number of Holdings	11
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
SGI U.S. Large Cap Core ETF	24.5%
SGI Enhanced Nasdaq-100 ETF	23.8%
SGI Small Cap Core Fund	12.1%
SGI Dynamic Tactical ETF	9.9%
SGI Enhanced Market Leaders ETF	5.9%
SGI Enhanced Global Income ETF	5.0%
SPDR Portfolio Developed World ex-US ETF	4.0%
Vanguard FTSE Developed Markets ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR Portfolio Emerging Markets ETF	4.0%

Top Sectors	(% of Net Assets)
Technology	30.1%
Financials	12.4%
Consumer Cyclical	9.8%
Communications	9.1%
Industrials	8.3%
Health Care	7.3%
Consumer Defensive	5.5%
Basic Materials	3.5%
Real Estate	3.4%
Energy	3.0%
Utilities	2.1%
Alternative Income	2.0%
Cash & Other	3.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Peak Fund	PAGE 1	TSR-SAR-74933W783

SGI Prudent Fund
Class I | SGPGX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Prudent Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	1.11%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$48,276,825
Number of Holdings	12
Portfolio Turnover	5%
30-Day SEC Yield	0.24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
SGI U.S. Large Cap Equity Fund	28.2%
SGI Enhanced Core ETF	14.5%
iShares Core U.S. Aggregate Bond ETF	11.3%
SGI Global Equity Fund	10.9%
SGI Enhanced Global Income ETF	10.6%
SGI Small Cap Core Fund	7.5%
SGI Dynamic Tactical ETF	4.9%
SGI U.S. Large Cap Core ETF	3.8%
State Street Blackstone Senior Loan ETF	1.8%
iShares 7-10 Year Treasury Bond ETF	1.5%

Top Sectors	(% of Net Assets)
Fixed Income	17.6%
Alternative Income	14.5%
Technology	12.6%
Financials	11.8%
Health Care	9.5%
Consumer Defensive	6.2%
Utilities	5.9%
Industrials	4.3%
Communications	3.8%
Consumer Cyclical	3.5%
Basic Materials	2.7%
Energy	2.6%
Real Estate	2.3%
Cash & Other	2.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Prudent Fund	PAGE 1	TSR-SAR-74933W775

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Prudent Fund	PAGE 2	TSR-SAR-74933W775

SGI Enhanced Core ETF
USDX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Core ETF	$49	0.98%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$322,616,084
Number of Holdings	10
Portfolio Turnover	0%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Vanguard Treasury Money Market Fund	42.9%
Vanguard Federal Money Market Fund	42.6%
North Capital Treasury Money Market Fund	7.8%
PIMCO Government Money Market Fund	2.7%
Fidelity Government Cash Reserves	2.3%
First American Government Obligations Fund	0.4%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
S&P 500 Index (Short)	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Core ETF	PAGE 1	TSR-SAR-74933W254

SGI Enhanced Global Income ETF
GINX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Global Income ETF	$54	0.99%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$93,403,019
Number of Holdings	135
Portfolio Turnover	43%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
WisdomTree Emerging Markets High Dividend Fund	3.1%
iShares Emerging Markets Dividend ETF	3.0%
State Street SPDR S&P Emerging Markets Dividend ETF	2.9%
Colgate-Palmolive Co.	2.6%
JPMorgan Chase & Co.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Magna International, Inc.	2.0%
Merck & Co., Inc.	2.0%
PepsiCo, Inc.	1.9%

Top Sectors	(% of Net Assets)
Financial	31.2%
Consumer, Non-cyclical	17.8%
Technology	7.7%
Energy	7.2%
Utilities	6.4%
Industrial	6.2%
Consumer, Cyclical	5.6%
Basic Materials	4.8%
Communications	3.3%
Cash & Other	9.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Enhanced Global Income ETF	PAGE 1	TSR-SAR-74933W262

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Global Income ETF	PAGE 2	TSR-SAR-74933W262

SGI Enhanced Nasdaq-100 ETF
QXQ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Nasdaq-100 ETF	$51	0.98%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$70,024,630
Number of Holdings	13
Portfolio Turnover	0%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
United States Treasury Bill	28.5%
First American Government Obligations Fund	6.1%
Micro E-Mini Nasdaq 100 Future Mar 2026	0.0%
S&P 500 Index (Short)	0.0%
Nasdaq 100 Index	-1.0%

Top Sectors	(% of Net Assets)
Technology	51.0%
Communications	15.3%
Consumer Cyclical	12.5%
Consumer Defensive	8.5%
Health Care	5.0%
Industrials	3.5%
Utilities	1.5%
Basic Materials	1.3%
Energy	0.5%
Financials	0.2%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Nasdaq-100 ETF	PAGE 1	TSR-SAR-74933W239

SGI Enhanced Market Leaders ETF
LDRX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SGI Enhanced Market Leaders ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-800-617-0004  .
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Market Leaders ETF	$28	0.54%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$210,834,269
Number of Holdings	108
Portfolio Turnover	42%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%
Visit https://sgiam.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.5%
Apple, Inc.	9.4%
Alphabet, Inc.	7.9%
Microsoft Corp.	7.0%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	3.6%
Meta Platforms, Inc.	3.4%
Tesla, Inc.	2.7%
Berkshire Hathaway, Inc.	2.3%
Eli Lilly & Co.	2.0%

Top Sectors	(% of Net Assets)
Information Technology	36.8%
Communication Services	14.3%
Financials	11.9%
Consumer Discretionary	10.4%
Health Care	9.9%
Consumer Staples	5.5%
Industrials	5.5%
Energy	2.7%
Utilities	1.0%
Cash & Other	2.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Enhanced Market Leaders ETF	PAGE 1	TSR-SAR-74933W189

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Market Leaders ETF	PAGE 2	TSR-SAR-74933W189

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Financial Statements

February 28, 2026
(Unaudited)

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS — 75.8%
3.92%, 03/05/2026 (a)	$12,015,000	$12,011,390
3.75%, 03/12/2026 (a)	22,474,000	22,451,406
3.74%, 03/19/2026 (a)	66,585,000	66,471,491
3.78%, 03/26/2026 (a)	105,744,000	105,487,630
3.75%, 04/02/2026 (a)	118,829,000	118,459,095
3.76%, 04/09/2026 (a)	148,497,000	147,929,969
3.77%, 04/16/2026 (a)	249,648,000	248,519,279
3.71%, 04/23/2026 (a)	40,124,000	39,915,065
3.76%, 04/30/2026 (a)	83,003,000	82,510,086
3.74%, 05/07/2026 (a)	5,615,000	5,578,044
3.76%, 05/14/2026 (a)	76,845,000	76,286,369
3.76%, 05/21/2026 (a)	31,416,000	31,166,068
3.70%, 05/28/2026 (a)	41,973,000	41,609,737
3.64%, 06/04/2026 (a)	88,680,000	87,853,741
3.56%, 06/11/2026 (a)	25,887,000	25,628,809
3.54%, 07/02/2026 (a)	85,215,000	84,186,929
3.54%, 07/09/2026 (a)	86,759,000	85,653,799
3.56%, 07/16/2026 (a)	75,377,000	74,370,631
3.58%, 07/23/2026 (a)	45,490,000	44,853,045
3.59%, 07/30/2026 (a)	26,285,000	25,899,487
3.55%, 08/06/2026 (a)	58,758,000	57,858,562
3.55%, 08/13/2026 (a)	36,162,000	35,583,708
3.57%, 08/20/2026 (a)	172,343,000	169,472,681
3.58%, 08/27/2026 (a)	147,387,000	144,829,099
TOTAL U.S. TREASURY BILLS (Cost $1,834,365,789)		1,834,586,120

TOTAL INVESTMENTS — 75.8% (Cost $1,834,365,789)		1,834,586,120
Other Assets in Excess of Liabilities — 24.2%		586,117,084
TOTAL NET ASSETS — 100.0%		$2,420,703,204

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
1

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (continued)

February 28, 2026 (Unaudited)

Futures contracts outstanding as of February 28, 2026 were as follows:

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	223	06/18/2026	$26,031,766	$174,234
3 Month Canadian Overnight Repo Rate Average	624	09/15/2026	111,849,272	54,727
3 Month Canadian Overnight Repo Rate Average	1,096	12/15/2026	196,483,340	320,228
3 Month Canadian Overnight Repo Rate Average	77	03/16/2027	13,799,797	18,364
3 Month Canadian Overnight Repo Rate Average	89	06/15/2027	15,942,258	30,168
3 Month Canadian Overnight Repo Rate Average	77	09/14/2027	13,784,979	16,779
3 Month Canadian Overnight Repo Rate Average	32	12/14/2027	5,725,303	816
3 Month Euribor	23	09/14/2026	6,658,656	(5,568)
3 Month Euribor	2,309	12/14/2026	668,607,617	431,727
3 Month Euribor	278	03/15/2027	80,486,996	24,651
3 Month Euribor	1,255	06/14/2027	363,238,352	184,581
3 Month Euribor	83	09/13/2027	24,014,353	14,401
3 Month Euribor	340	12/13/2027	98,331,876	143,786
3 Month Euribor	184	03/13/2028	53,190,438	49,923
3 Month Euribor	342	06/19/2028	98,814,323	85,710
3 Month Euribor	36	09/18/2028	10,396,191	8,197
3 Month Euribor	468	12/18/2028	135,081,353	126,284
3 Month Euribor	20	03/19/2029	5,770,049	4,638
3 Month Euribor	43	06/18/2029	12,400,524	10,073
3 Month New Zealand Treasury Bill	57	06/10/2026	33,978,711	3,155
3 Month New Zealand Treasury Bill	47	09/16/2026	28,010,670	5,882
3 Month Swiss Average Overnight Rate	51	12/15/2026	16,604,767	19,103
3-Month Secured Overnight Financing Rate	841	12/15/2026	203,469,438	(31,538)
3-Month Secured Overnight Financing Rate	67	03/16/2027	16,238,287	10,387
3-Month Secured Overnight Financing Rate	96	06/15/2027	23,286,000	19,437
3-Month Secured Overnight Financing Rate	280	09/14/2027	67,942,000	79,150
3-Month Secured Overnight Financing Rate	443	12/14/2027	107,493,950	174,750
3-Month Secured Overnight Financing Rate	125	03/14/2028	30,325,000	43,550
3-Month Secured Overnight Financing Rate	122	06/20/2028	29,585,000	43,088
3-Month Secured Overnight Financing Rate	138	09/19/2028	33,449,475	53,800
3-Month Secured Overnight Financing Rate	1,205	12/19/2028	291,941,375	638,638
3-Month Secured Overnight Financing Rate	77	03/20/2029	18,645,550	25,475
3-Month Secured Overnight Financing Rate	58	06/18/2029	14,037,450	19,813
3-Month Secured Overnight Financing Rate	24	09/18/2029	5,805,600	9,812
3-Month Secured Overnight Financing Rate	24	12/18/2029	5,802,600	8,937
3-Month Secured Overnight Financing Rate	29	03/19/2030	7,008,213	11,763
Arabica Coffee	18	05/18/2026	1,895,062	(100,256)
ASX SPI 200 Index	434	03/19/2026	70,805,016	1,879,567
AUD/USD Cross Currency Rate	1,083	03/16/2026	77,044,620	3,055,102
Australian Government 10 Year Bonds	151	03/16/2026	11,881,965	3,828
Australian Government 3 Year Bonds	45	03/16/2026	3,361,472	920
Australian 90 Day Bank Bills	9	09/10/2026	6,337,477	(4,642)
BIST 30 Index	444	04/30/2026	1,614,647	(18,906)
Brazilian Real/US Dollar Cross Currency Rate	4	03/31/2026	77,280	–
Brent Crude Oil	8	03/31/2026	582,960	15,490
Brent Crude Oil	411	03/31/2026	29,949,570	1,351,985
Brent Crude Oil	57	04/30/2026	4,120,530	278,440
Brent Crude Oil	43	05/29/2026	3,079,230	111,300
Brent Crude Oil	20	10/30/2026	1,372,800	54,970

The accompanying notes are an integral part of the financial statements.
2

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
British Pound/US Dollar Cross Currency Rate	562	03/16/2026	$47,348,500	$(492,438)
CAC40 10 Euro Index	714	03/20/2026	72,500,136	943,245
Canadian 10 Year Government Bonds	2,948	06/19/2026	265,483,171	935,903
Canadian 5 Year Bonds	762	06/19/2026	64,421,275	145,808
Canadian Canola Oil	168	05/14/2026	1,693,979	8,168
Canadian Canola Oil	30	07/14/2026	307,247	396
Canadian Dollar/US Dollar Cross Currency Rate	286	03/17/2026	20,993,830	(25,468)
Class III Milk	4	04/28/2026	138,160	3,260
Consumer Discretionary Select Sector Index	1	03/20/2026	236,440	(13,320)
Copper	151	05/27/2026	22,874,613	577,972
Copper	6	07/29/2026	917,700	23,613
Corn No. 2 Yellow	573	05/14/2026	12,849,525	99,757
Cotton No.2	299	05/06/2026	9,808,695	273,505
Crude Oil	871	03/20/2026	58,374,420	2,549,250
Crude Oil	186	04/21/2026	12,441,540	154,990
Crude Oil	33	05/19/2026	2,196,480	101,370
Crude Oil	17	06/22/2026	1,125,060	67,730
Crude Oil	3	07/21/2026	197,100	1,830
Crude Oil	16	11/20/2026	1,019,680	32,830
Crude Palm Oil	1	07/15/2026	25,977	(96)
Crude Soybean Oil	1,281	05/14/2026	47,537,910	3,394,367
Crude Soybean Oil	127	07/14/2026	4,716,018	418,398
Crude Soybean Oil	38	12/14/2026	1,361,844	89,652
DAX Index	4	03/20/2026	599,000	16,247
Dollar Index	3	03/16/2026	292,695	1,140
Dow Jones Industrial Average Index	195	03/20/2026	47,775,000	(177,951)
Dow Jones U.S. Micro-Cap Total Stock Index	2	03/20/2026	49,000	26
E-mini Consumer Staples Select Sector	1	03/20/2026	90,880	3,510
E-mini Energy Select Sector	4	03/20/2026	468,800	67,490
E-mini Materials Sector	3	03/20/2026	340,080	22,930
Emini S&P 500 ESG Index	11	03/20/2026	3,359,070	11,090
Euro BUXL 30 Year Bonds	10	03/06/2026	1,345,370	7,635
Euro Half Dollars	2	03/16/2026	147,850	(444)
Euro STOXX 50 Dividend Index	12	12/18/2026	240,196	13,967
EURO STOXX 50 Index	2	03/20/2026	125,061	10,374
Euro STOXX 50 Quanto Index	872	03/20/2026	63,397,762	2,291,625
Euro STOXX Banks Index	55	03/20/2026	874,739	(18,188)
Euro/Japanese Yen Cross Currency Rate	118	03/16/2026	17,408,334	226,835
Euro/US Dollar Cross Currency Rate	6	03/16/2026	88,710	130
Euro/US Dollar Cross Currency Rate	569	03/16/2026	84,126,650	(59,689)
Euro-BOBL	1,574	03/06/2026	218,456,641	407,138
EURO-BOBL FUTURE Jun26	1	06/08/2026	139,547	142
Euro-BTP Future Jun26	123	06/08/2026	17,720,918	26,870
Euro-BTP Italian Government Bonds	856	03/06/2026	124,256,596	1,699,376
Euro-Bund	1,543	03/06/2026	237,436,507	2,102,049
Euro-OAT Future Jun26	6	06/08/2026	875,140	1,359
Euro-Schatz	2,995	03/06/2026	378,767,650	141,001
European Rapeseed	133	04/30/2026	3,826,671	(15,641)
European Rapeseed	19	07/31/2026	528,988	4,845
Feeder Cattle	56	04/30/2026	9,833,600	(360,000)

The accompanying notes are an integral part of the financial statements.
3

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Feeder Cattle	11	05/21/2026	$1,909,600	$(89,600)
French Government Bonds	1,273	03/06/2026	186,397,608	2,052,500
FTSE 100 Index	980	03/20/2026	144,035,686	9,828,948
FTSE Bursa Malaysia KLCI Index	43	03/31/2026	935,479	(18,003)
FTSE China A50 Index	638	03/30/2026	9,341,596	(139,014)
FTSE MIB Index	17	03/20/2026	949,542	58,004
FTSE/JSE Top 40 Index	228	03/19/2026	17,198,778	1,616,543
FTSE/MIB Index	90	03/20/2026	25,134,939	1,134,655
German Stock Index	152	03/20/2026	113,810,069	2,130,244
Gold	140	04/28/2026	73,470,600	3,119,694
Gold	2	06/26/2026	1,057,520	25,840
Hang Seng China Enterprises Index	1	03/30/2026	11,349	(236)
Hang Seng China Enterprises Index	69	03/30/2026	3,915,503	(95,924)
Hang Seng Index	251	03/30/2026	42,683,539	(7,234)
Hang Seng Index	31	03/30/2026	1,054,334	(787)
Hard Red Winter Wheat	55	05/14/2026	1,596,375	10,225
Hard Red Winter Wheat	1	07/14/2026	29,675	175
IBEX 35 Composite Index	4	03/20/2026	87,019	1,139
IBEX 35 Index	15	03/20/2026	3,263,201	46,915
ICE 3 Month SONIA Rate	55	09/15/2026	17,909,485	4,262
ICE 3 Month SONIA Rate	608	12/15/2026	198,206,542	143,946
ICE 3 Month SONIA Rate	1,280	03/16/2027	417,449,429	629,322
ICE 3 Month SONIA Rate	170	06/15/2027	55,436,775	69,825
ICE 3 Month SONIA Rate	1,384	09/14/2027	451,180,680	432,612
ICE 3 Month SONIA Rate	655	12/14/2027	213,429,123	323,218
ICE 3 Month SONIA Rate	160	03/14/2028	52,111,101	75,873
ICE 3 Month SONIA Rate	149	06/20/2028	48,505,872	71,577
ICE 3 Month SONIA Rate	243	09/19/2028	79,070,051	113,540
ICE 3 Month SONIA Rate	419	12/19/2028	136,275,370	190,912
ICE 3 Month SONIA Rate	39	03/20/2029	12,677,772	16,896
ICE 3 Month SONIA Rate	24	06/19/2029	7,798,067	11,843
Industrial Select Sector Index	3	03/20/2026	536,070	41,370
Japanese 10 Year Government Bonds	192	03/13/2026	163,273,461	165,402
Lean Hogs	160	04/15/2026	6,126,400	(72,340)
Lean Hogs	495	06/12/2026	21,690,900	438,710
Lean Hogs	178	07/15/2026	7,951,260	103,510
Light Sweet Crude Oil	6	03/19/2026	201,060	7,985
Live Cattle	184	04/30/2026	17,091,760	(371,590)
Live Cattle	281	06/30/2026	25,756,460	(562,290)
Live Cattle	142	08/31/2026	12,939,040	(188,980)
Live Cattle	6	10/30/2026	545,340	(2,630)
LME Aluminum Forward	8	03/02/2026	625,788	53,446
LME Aluminum Forward	31	03/02/2026	2,437,267	220,271
LME Aluminum Forward	15	03/03/2026	1,172,966	100,024
LME Aluminum Forward	1	03/05/2026	78,304	6,066
LME Aluminum Forward	5	03/06/2026	391,600	33,500
LME Aluminum Forward	13	03/09/2026	1,018,368	87,324
LME Aluminum Forward	4	03/10/2026	313,408	26,858
LME Aluminum Forward	29	03/12/2026	2,274,898	192,323
LME Aluminum Forward	150	03/16/2026	11,772,563	1,013,250

The accompanying notes are an integral part of the financial statements.
4

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Aluminum Forward	3	03/19/2026	$235,376	$13,551
LME Aluminum Forward	1	03/20/2026	78,468	4,518
LME Aluminum Forward	4	03/26/2026	314,085	17,810
LME Aluminum Forward	4	03/27/2026	314,135	3,641
LME Aluminum Forward	2	04/01/2026	157,225	1,962
LME Aluminum Forward	3	04/02/2026	235,862	2,592
LME Aluminum Forward	2	04/07/2026	157,257	432
LME Aluminum Forward	4	04/09/2026	314,644	2,012
LME Aluminum Forward	3	04/10/2026	236,008	2,463
LME Aluminum Forward	142	04/13/2026	11,171,034	62,294
LME Aluminum Forward	4	04/14/2026	314,177	3,009
LME Aluminum Forward	72	04/17/2026	5,639,706	41,310
LME Aluminum Forward	4	04/23/2026	313,649	(5,414)
LME Aluminum Forward	1	04/24/2026	78,407	(3,056)
LME Aluminum Forward	2	04/27/2026	156,763	1,824
LME Aluminum Forward	18	04/28/2026	1,410,421	34,636
LME Aluminum Forward	9	04/29/2026	705,379	15,098
LME Aluminum Forward	2	04/30/2026	156,839	2,014
LME Aluminum Forward	10	05/01/2026	784,143	2,905
LME Aluminum Forward	2	05/06/2026	156,808	2,482
LME Aluminum Forward	30	05/07/2026	2,351,978	28,958
LME Aluminum Forward	4	05/08/2026	313,577	8,499
LME Aluminum Forward	1	05/14/2026	78,528	1,248
LME Aluminum Forward	7	05/15/2026	549,843	9,461
LME Aluminum Forward	108	05/18/2026	8,485,317	50,217
LME Aluminum Forward	2	05/20/2026	156,886	2,411
LME Aluminum Forward	11	05/21/2026	863,374	12,988
LME Copper Forward	1	03/02/2026	330,874	39,374
LME Copper Forward	3	03/02/2026	997,184	128,509
LME Copper Forward	1	03/03/2026	332,351	40,870
LME Copper Forward	1	03/03/2026	332,440	40,953
LME Copper Forward	1	03/06/2026	332,671	43,696
LME Copper Forward	22	03/12/2026	7,317,123	969,246
LME Copper Forward	22	03/16/2026	7,315,473	851,953
LME Copper Forward	2	03/19/2026	665,071	28,988
LME Copper Forward	3	04/01/2026	999,271	30,948
LME Copper Forward	16	04/13/2026	5,330,264	87,333
LME Copper Forward	2	04/16/2026	666,305	25,243
LME Copper Forward	18	04/17/2026	5,997,141	251,244
LME Copper Forward	3	04/20/2026	999,588	42,925
LME Copper Forward	6	04/21/2026	1,999,306	28,117
LME Copper Forward	5	04/23/2026	1,666,520	21,370
LME Copper Forward	2	04/24/2026	666,669	9,338
LME Copper Forward	3	04/30/2026	1,000,646	9,684
LME Copper Forward	1	05/07/2026	333,654	11,985
LME Copper Forward	9	05/18/2026	3,004,043	61,151
LME Copper Forward	4	05/21/2026	1,334,300	36,393
LME Lead Forward	21	03/02/2026	1,017,838	(23,803)
LME Lead Forward	5	03/03/2026	239,671	(6,705)
LME Lead Forward	2	03/06/2026	96,114	(7,187)

The accompanying notes are an integral part of the financial statements.
5

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Lead Forward	3	03/09/2026	$144,223	$(6,296)
LME Lead Forward	2	03/10/2026	96,184	(4,201)
LME Lead Forward	30	03/12/2026	1,444,853	(70,581)
LME Lead Forward	31	03/16/2026	1,494,099	(98,108)
LME Lead Forward	24	03/19/2026	1,157,922	(58,385)
LME Lead Forward	15	04/09/2026	728,595	(42,255)
LME Lead Forward	14	04/10/2026	680,155	(42,958)
LME Lead Forward	34	04/13/2026	1,652,119	(50,472)
LME Lead Forward	9	04/14/2026	437,101	(26,662)
LME Lead Forward	9	04/16/2026	437,139	(25,249)
LME Lead Forward	18	04/17/2026	874,301	(7,085)
LME Lead Forward	1	04/29/2026	48,711	(814)
LME Lead Forward	17	05/07/2026	830,777	(9,389)
LME Lead Forward	1	05/08/2026	48,880	(56)
LME Lead Forward	2	05/11/2026	97,782	(98)
LME Lead Forward	3	05/13/2026	146,738	(374)
LME Lead Forward	5	05/14/2026	244,725	(63)
LME Nickel Forward	10	03/02/2026	1,058,630	2,642
LME Nickel Forward	4	03/02/2026	419,853	62,493
LME Nickel Forward	12	03/03/2026	1,270,572	3,234
LME Nickel Forward	22	03/05/2026	2,330,967	123,032
LME Nickel Forward	11	03/06/2026	1,165,687	56,418
LME Nickel Forward	1	03/09/2026	105,990	14,446
LME Nickel Forward	6	03/12/2026	636,403	113,555
LME Nickel Forward	2	03/13/2026	212,164	38,914
LME Nickel Forward	56	03/16/2026	5,941,417	68,212
LME Nickel Forward	21	03/19/2026	2,229,138	242,298
LME Nickel Forward	6	03/20/2026	636,915	66,795
LME Nickel Forward	5	03/26/2026	531,167	28,077
LME Nickel Forward	10	03/27/2026	1,062,507	58,582
LME Nickel Forward	3	03/31/2026	318,856	3,690
LME Nickel Forward	27	04/01/2026	2,872,028	(95,272)
LME Nickel Forward	7	04/02/2026	744,715	28,675
LME Nickel Forward	5	04/07/2026	532,015	(35)
LME Nickel Forward	8	04/09/2026	851,766	(6,875)
LME Nickel Forward	1	04/10/2026	106,488	(882)
LME Nickel Forward	7	04/13/2026	745,533	(26,618)
LME Nickel Forward	2	04/16/2026	213,143	(3,007)
LME Nickel Forward	1	04/17/2026	106,585	889
LME Nickel Forward	1	04/20/2026	106,598	(5,929)
LME Nickel Forward	1	04/21/2026	106,612	(5,924)
LME Nickel Forward	3	04/23/2026	320,038	(16,352)
LME Nickel Forward	5	04/24/2026	533,482	(9,152)
LME Nickel Forward	3	04/27/2026	320,140	(1,249)
LME Nickel Forward	4	04/28/2026	426,919	(3,805)
LME Nickel Forward	8	04/29/2026	853,970	(7,603)
LME Nickel Forward	5	04/30/2026	534,026	3,396
LME Nickel Forward	1	05/06/2026	106,854	(1,486)
LME Nickel Forward	1	05/07/2026	106,901	3,731
LME Nickel Forward	6	05/18/2026	642,025	14,365

The accompanying notes are an integral part of the financial statements.
6

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Nickel Forward	1	05/20/2026	$106,985	$(1,462)
LME Nickel Forward	4	05/21/2026	428,196	8,420
LME Tin Forward	1	03/02/2026	272,145	75,895
LME Tin Forward	7	03/12/2026	2,020,480	572,402
LME Tin Forward	1	03/20/2026	288,594	9,151
LME Tin Forward	2	03/31/2026	577,282	26,871
LME Tin Forward	5	04/01/2026	1,443,375	102,732
LME Tin Forward	1	04/02/2026	288,675	8,980
LME Tin Forward	1	04/30/2026	288,777	58,927
LME Tin Forward	1	05/01/2026	288,787	20,012
LME Tin Forward	2	05/07/2026	577,645	90,680
LME Tin Forward	2	05/21/2026	577,260	70,066
LME Zinc Forward	13	03/02/2026	1,072,325	69,170
LME Zinc Forward	1	03/02/2026	84,038	6,601
LME Zinc Forward	11	03/03/2026	907,552	57,927
LME Zinc Forward	17	03/05/2026	1,403,817	91,247
LME Zinc Forward	9	03/06/2026	743,362	48,206
LME Zinc Forward	1	03/09/2026	82,614	5,439
LME Zinc Forward	2	03/10/2026	165,264	6,602
LME Zinc Forward	18	03/12/2026	1,488,690	86,655
LME Zinc Forward	1	03/13/2026	82,723	6,023
LME Zinc Forward	91	03/16/2026	7,529,477	484,893
LME Zinc Forward	1	03/19/2026	82,681	5,556
LME Zinc Forward	1	03/26/2026	82,689	5,089
LME Zinc Forward	3	04/01/2026	248,405	(346)
LME Zinc Forward	11	04/07/2026	910,954	43,500
LME Zinc Forward	17	04/09/2026	1,408,263	51,921
LME Zinc Forward	3	04/10/2026	248,489	4,214
LME Zinc Forward	79	04/13/2026	6,542,800	177,511
LME Zinc Forward	4	04/14/2026	331,131	(3,494)
LME Zinc Forward	11	04/16/2026	910,610	(4,777)
LME Zinc Forward	24	04/17/2026	1,986,936	80,116
LME Zinc Forward	16	04/20/2026	1,324,724	(13,276)
LME Zinc Forward	2	04/23/2026	165,783	(1,442)
LME Zinc Forward	3	04/24/2026	248,695	(3,671)
LME Zinc Forward	6	05/07/2026	497,880	(5,327)
LME Zinc Forward	69	05/18/2026	5,726,051	(76,608)
LME Zinc Forward	17	05/21/2026	1,409,555	(18,386)
London Metals - Aluminum(a)	1,235	03/16/2026	96,927,431	5,487,660
London Metals - Aluminum(a)	120	04/13/2026	9,440,310	97,239
London Metals - Aluminum(a)	73	05/18/2026	5,735,446	30,259
London Metals - Aluminum(a)	451	06/15/2026	35,458,635	487,820
London Metals - Copper(a)	307	03/16/2026	102,084,101	15,650,502
London Metals - Copper(a)	17	04/13/2026	5,663,406	206,661
London Metals - Copper(a)	75	06/15/2026	25,067,175	518,302
London Metals - Lead(a)	1,023	03/16/2026	49,305,275	(2,043,472)
London Metals - Lead(a)	38	04/13/2026	1,846,486	(12,375)
London Metals - Lead(a)	50	06/15/2026	2,464,725	(20,674)
London Metals - Nickel(a)	353	03/16/2026	37,452,147	2,146,620
London Metals - Nickel(a)	59	06/15/2026	6,335,711	193,022

The accompanying notes are an integral part of the financial statements.
7

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
London Metals - Tin(a)	4	03/16/2026	$1,154,440	$308,139
London Metals - Tin(a)	1	06/15/2026	288,910	39,985
London Metals - Zinc(a)	828	03/16/2026	68,509,962	3,734,591
London Metals - Zinc(a)	141	04/13/2026	11,677,655	271,601
London Metals - Zinc(a)	106	05/18/2026	8,796,543	(152,089)
London Metals - Zinc(a)	273	06/15/2026	22,670,944	(252,812)
Long Gilt	1,430	06/26/2026	180,535,019	1,794,053
Low Sulphur Gas Oil	449	04/10/2026	33,360,700	2,362,244
Low Sulphur Gas Oil	50	05/12/2026	3,637,500	238,925
Low Sulphur Gas Oil	29	06/11/2026	2,070,600	122,150
Low Sulphur Gas Oil	12	07/10/2026	845,400	71,125
Mexican Peso/US Dollar Cross Currency Rate	901	03/16/2026	26,110,980	1,321,190
Micro Gold	3	04/28/2026	157,437	6,612
MSCI China A 50 Index	1	03/20/2026	65,255	(1,010)
MSCI EAFE Index	65	03/20/2026	10,286,575	570,410
MSCI Emerging Markets Index	340	03/20/2026	27,262,900	2,851,595
MSCI Singapore Index	403	03/30/2026	14,705,087	(32,425)
Nasdaq 100 Index	95	03/20/2026	47,509,025	(445,152)
NASDAQ 100 Micro Index	1	03/20/2026	50,010	488
Natural Gas	10	03/30/2026	271,892	5,947
New Zealand Dollar/US Dollar Cross Currency Rate	18	03/16/2026	1,079,910	(4,365)
Nifty 50 Index	87	03/30/2026	4,399,590	(59,698)
Nikkei 225 Index	14	03/12/2026	2,630,519	243,108
Nikkei 225 Index	43	03/12/2026	1,627,317	165,908
Nikkei 225 Index	197	03/12/2026	37,264,304	3,306,863
Nikkei 225 Index	10	03/12/2026	2,935,750	300,600
Nikkei 225 Index	67	03/12/2026	25,355,874	2,743,376
NY Harbor ULSD	537	03/31/2026	58,550,184	4,146,740
NY Harbor ULSD	51	04/30/2026	5,422,259	310,640
NY Harbor ULSD	41	05/29/2026	4,281,753	305,970
NY Harbor ULSD	17	06/30/2026	1,756,012	135,152
NY Harbor ULSD	9	11/30/2026	908,674	84,689
Oats	1	05/14/2026	15,987	(388)
OMXS30 ESG Index	5	03/20/2026	172,284	3,706
OMXS30 Index	762	03/20/2026	27,232,072	690,979
Palladium	25	06/26/2026	4,571,250	197,750
Platinum	58	04/28/2026	6,883,150	831,580
Reformulated Gasoline Blendstock	894	03/31/2026	85,815,954	3,636,275
Reformulated Gasoline Blendstock	66	04/30/2026	6,356,196	217,384
Reformulated Gasoline Blendstock	42	05/29/2026	4,026,154	167,433
Reformulated Gasoline Blendstock	12	06/30/2026	1,139,342	53,668
Rotterdam Coal	2	07/31/2026	217,700	500
Rotterdam Coal	2	08/28/2026	219,000	1,800
Rotterdam Coal	2	09/25/2026	220,000	2,800
Russell 2000 Index	3	03/20/2026	39,520	(328)
Russell 2000 Index	292	03/20/2026	38,466,620	(89,825)
S&P 500 Index	281	03/20/2026	96,790,450	(545,351)
S&P 500 Index	2	03/20/2026	68,890	(841)
S&P Mid Cap 400 Index	33	03/20/2026	11,807,070	350,175
S&P Real Estate Select Sector Stock Index	2	03/20/2026	107,550	500

The accompanying notes are an integral part of the financial statements.
8

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	218	03/19/2026	$63,016,312	$3,293,068
SGX FTSE Taiwan Index	247	03/30/2026	28,012,270	807,379
SGX Technically Specified Rubber 20	4	04/30/2026	40,140	1,785
SGX TSI Iron Ore	384	04/30/2026	3,777,024	474
SGX TSI Iron Ore	7	06/30/2026	68,194	674
Short Euro-BTP Fu Jun26	1	06/08/2026	126,969	59
Short-term Euro-BTP	1,586	03/06/2026	201,887,937	345,010
Silver	30	05/27/2026	13,993,650	1,347,210
Silver	1	07/29/2026	469,845	32,145
South African Rand/US Dollar Cross Currency Rate	2	03/16/2026	62,800	1,225
Soybean Meal	262	05/14/2026	8,397,100	116,500
Soybeans	1,289	05/14/2026	75,454,837	1,085,084
Soybeans	608	07/14/2026	35,955,600	1,070,250
Soybeans	69	11/13/2026	3,892,462	31,100
STOXX 600 Bank Spread Index	24	03/20/2026	522,716	28,568
STOXX 600 Utilities Index	14	03/20/2026	473,195	72,651
STOXX Euro ESG-X Index	64	03/20/2026	1,747,634	123,962
STOXX Europe 600 Index	161	03/20/2026	6,032,435	341,443
STOXX Europe 600 Index	2	03/20/2026	60,214	(30)
Sugar #11	49	04/30/2026	762,283	(7,292)
Swiss Franc/US Dollar Cross Currency Rate	220	03/16/2026	35,855,875	56,423
Swiss Market Index	40	03/20/2026	7,260,714	395,656
Tokyo Price Index	53	03/12/2026	1,342,096	174,723
TOPIX Index	211	03/12/2026	53,430,634	6,240,768
Two Year Canadian Government Bonds	843	06/19/2026	65,493,879	42,180
U.S. Treasury 10 Year Notes	2,252	06/18/2026	256,305,750	1,209,643
U.S. Treasury 2 Year Notes	1,384	06/30/2026	289,634,438	142,961
U.S. Treasury 5 Year Note	1,814	06/30/2026	199,795,094	735,465
U.S. Treasury Long Bonds	1,266	06/18/2026	149,981,438	1,127,254
U.S. Treasury Ultra Bonds	160	06/18/2026	19,455,000	173,516
UK Natural Gas	10	03/30/2026	317,656	12,190
UK Natural Gas	15	04/29/2026	488,669	7,833
US 3 Year Notes	10	06/30/2026	2,141,953	6,187
US Cocoa	1	05/13/2026	28,880	(1,750)
Utilities Select Sector Index	4	03/20/2026	385,160	23,170
Wheat	574	05/14/2026	16,976,050	620,817
Wheat	114	07/14/2026	3,412,875	68,625
WTI Light Sweet Crude Oil	14	03/19/2026	938,280	55,040
WTI Light Sweet Crude Oil	8	04/20/2026	535,120	31,990
WTI Light Sweet Crude Oil	4	05/18/2026	266,240	15,980
WTI Light Sweet Crude Oil	4	06/18/2026	264,720	14,660
WTI Light Sweet Crude Oil	3	07/20/2026	197,100	2,750
XAV Health Care Select Sector Index	1	03/20/2026	161,790	4,240
				$126,320,659

The accompanying notes are an integral part of the financial statements.
9

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(24)	07/31/2026	$9,651,272	$2,000
10 Year Japanese Government Bonds	(17)	03/12/2026	1,445,868	(8,632)
3 Month Euribor	(4)	06/15/2026	1,157,614	(30)
3 Month Euribor	(22)	09/14/2026	6,369,150	(2,186)
3 Month Euribor	(11)	12/14/2026	3,185,225	(2,201)
3 Month Swiss Average Overnight Rate	(3)	09/15/2026	976,458	16
3 Month TONA Index	(436)	09/15/2026	69,106,970	3,554
3-Month Secured Overnight Financing Rate	(72)	09/15/2026	17,376,300	550
3-Month Secured Overnight Financing Rate	(763)	12/15/2026	184,598,313	(105,800)
3-Month Secured Overnight Financing Rate	(907)	03/16/2027	219,822,788	(262,632)
3-Month Secured Overnight Financing Rate	(136)	09/14/2027	33,000,400	(105,200)
3-Year Korea Treasury Bonds	(364)	03/17/2026	26,705,985	(35,885)
Arabica Coffee	(201)	05/18/2026	21,161,531	853,041
Arabica Coffee	(19)	07/21/2026	1,965,788	67,369
Arabica Coffee	(6)	09/18/2026	610,650	20,044
ASX SPI 200 Index	(22)	03/19/2026	3,589,194	(91,998)
AUD/USD Cross Currency Rate	(783)	03/16/2026	55,702,620	(3,671,870)
Australian Government 10 Year Bonds	(2,309)	03/16/2026	181,691,800	(1,405,714)
Australian Government 3 Year Bonds	(5,830)	03/16/2026	435,497,353	313,728
Australian 90 Day Bank Bills	(2,161)	06/11/2026	1,522,069,981	216,146
Australian 90 Day Bank Bills	(2,082)	09/10/2026	1,466,069,668	449,074
Australian 90 Day Bank Bills	(311)	12/10/2026	218,989,694	84,902
Australian 90 Day Bank Bills	(181)	03/11/2027	127,459,922	6,038
Australian 90 Day Bank Bills	(46)	06/10/2027	32,396,291	6,344
Australian 90 Day Bank Bills	(50)	09/09/2027	35,215,938	2,941
Australian 90 Day Bank Bills	(49)	12/09/2027	34,513,304	(3,764)
British Pound/US Dollar Cross Currency Rate	(465)	03/16/2026	39,176,250	(68,758)
CAC40 10 Euro Index	(7)	03/20/2026	710,786	(16,962)
Canadian Dollar/US Dollar Cross Currency Rate	(1)	03/17/2026	73,405	(250)
Copper	(171)	05/27/2026	25,904,363	(1,106,600)
Corn No. 2 Yellow	(1,007)	05/14/2026	22,581,975	(615,650)
Corn No. 2 Yellow	(1,063)	07/14/2026	24,236,400	(815,875)
Corn No. 2 Yellow	(83)	09/14/2026	1,891,362	(43,300)
Corn No. 2 Yellow	(107)	12/14/2026	2,511,825	(31,138)
Cotton No.2	(1,189)	05/06/2026	39,005,145	(419,972)
Cotton No.2	(105)	07/09/2026	3,534,300	8,565
Crude Palm Oil	(20)	04/15/2026	517,862	2,487
Crude Palm Oil	(70)	05/15/2026	1,817,913	12,497
Crude Palm Oil	(28)	06/15/2026	727,885	2,249
Crude Soybean Oil	(749)	05/14/2026	27,795,390	(1,068,954)
Dollar Index	(494)	03/16/2026	48,197,110	74,437
Dow Jones Industrial Average Index	(112)	03/20/2026	27,440,000	(4,992)
Euro BUXL 30 Year Bonds	(188)	03/06/2026	25,292,954	(775,650)
Euro STOXX 50 Quanto Index	(1)	03/20/2026	72,704	(225)
Euro/US Dollar Cross Currency Rate	(1,143)	03/16/2026	168,992,550	(1,792,937)
Euro-BOBL	(328)	03/06/2026	45,523,366	(348,111)
Euro-Bund	(78)	03/06/2026	12,002,623	(178,233)
Euro-Schatz	(2,508)	03/06/2026	317,178,386	(611,514)
Frozen Concentrated Orange Juice	(31)	05/08/2026	843,975	(28,943)
FTSE China A50 Index	(2,242)	03/30/2026	32,827,364	71,436

The accompanying notes are an integral part of the financial statements.
10

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
German Stock Index	(11)	03/20/2026	$8,236,255	$(99,027)
Gold	(2)	04/28/2026	1,049,580	(29,890)
Hang Seng China Enterprises Index	(107)	03/30/2026	6,071,868	50,022
Hang Seng Index	(35)	03/30/2026	5,951,888	5,571
Hang Seng TECH Index	(75)	03/30/2026	2,464,242	63,348
Hard Red Winter Wheat	(54)	05/14/2026	1,567,350	(78,300)
Hard Red Winter Wheat	(101)	07/14/2026	2,997,175	(152,675)
ICE 3 Month SONIA Rate	(322)	03/16/2027	105,014,622	(85,778)
ICE European Climate Exchange Emissions	(55)	12/14/2026	4,568,007	154,518
ICE European Climate Exchange Emissions	(6)	12/20/2027	512,224	11,272
Indian Rupee/US Dollar Cross Currency Rate	(1)	03/25/2026	54,810	50
Indian Rupee/US Dollar Cross Currency Rate	(2)	03/25/2026	43,872	140
Japanese 10 Year Government Bonds	(265)	03/13/2026	225,351,391	(585,075)
Japanese Yen/US Dollar Cross Currency Rate	(1,355)	03/16/2026	108,696,406	287,692
Live Cattle	(14)	04/30/2026	1,300,460	6,760
LME Aluminum Forward	(31)	03/02/2026	2,437,267	(89,021)
LME Aluminum Forward	(8)	03/02/2026	625,788	(21,952)
LME Aluminum Forward	(15)	03/03/2026	1,172,966	(36,729)
LME Aluminum Forward	(1)	03/05/2026	78,304	(655)
LME Aluminum Forward	(5)	03/06/2026	391,600	(15,901)
LME Aluminum Forward	(13)	03/09/2026	1,018,368	(31,177)
LME Aluminum Forward	(4)	03/10/2026	313,408	(8,747)
LME Aluminum Forward	(29)	03/12/2026	2,274,898	(38,006)
LME Aluminum Forward	(150)	03/16/2026	11,772,563	(96,729)
LME Aluminum Forward	(3)	03/19/2026	235,376	(2,572)
LME Aluminum Forward	(1)	03/20/2026	78,468	(866)
LME Aluminum Forward	(4)	03/26/2026	314,085	(4,393)
LME Aluminum Forward	(4)	03/27/2026	314,135	(15,348)
LME Aluminum Forward	(2)	04/01/2026	157,225	(1,721)
LME Aluminum Forward	(3)	04/02/2026	235,862	(4,493)
LME Aluminum Forward	(2)	04/07/2026	157,257	(1,546)
LME Aluminum Forward	(4)	04/09/2026	314,644	(1,531)
LME Aluminum Forward	(3)	04/10/2026	236,008	(1,415)
LME Aluminum Forward	(142)	04/13/2026	11,171,033	(21,871)
LME Aluminum Forward	(4)	04/14/2026	314,177	(252)
LME Aluminum Forward	(72)	04/17/2026	5,639,706	(93,562)
LME Aluminum Forward	(4)	04/23/2026	313,649	(5,137)
LME Aluminum Forward	(1)	04/24/2026	78,407	(1,341)
LME Aluminum Forward	(2)	04/27/2026	156,763	9,162
LME Aluminum Forward	(18)	04/28/2026	1,410,421	(6,960)
LME Aluminum Forward	(3)	04/29/2026	235,126	(6,552)
LME Aluminum Forward	(2)	04/30/2026	156,839	(2,608)
LME Aluminum Forward	(2)	05/01/2026	156,828	(3,779)
LME Aluminum Forward	(2)	05/06/2026	156,808	(2,371)
LME Aluminum Forward	(25)	05/07/2026	1,959,981	(22,719)
LME Aluminum Forward	(2)	05/08/2026	156,788	474
LME Aluminum Forward	(1)	05/15/2026	78,549	(2,111)
LME Aluminum Forward	(4)	05/18/2026	314,271	(7,358)
LME Aluminum Forward	(2)	05/20/2026	156,886	(1,523)
LME Aluminum Forward	(3)	05/21/2026	235,466	(2,616)

The accompanying notes are an integral part of the financial statements.
11

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Copper Forward	(3)	03/02/2026	$997,184	$(75,259)
LME Copper Forward	(1)	03/02/2026	330,874	(52,124)
LME Copper Forward	(1)	03/03/2026	332,440	(13,875)
LME Copper Forward	(1)	03/03/2026	332,351	(47,138)
LME Copper Forward	(1)	03/06/2026	332,671	(41,309)
LME Copper Forward	(22)	03/12/2026	7,317,123	(351,274)
LME Copper Forward	(22)	03/16/2026	7,315,473	(203,618)
LME Copper Forward	(2)	03/19/2026	665,071	(62,058)
LME Copper Forward	(3)	04/01/2026	999,271	(28,549)
LME Copper Forward	(16)	04/13/2026	5,330,264	12,725
LME Copper Forward	(2)	04/16/2026	666,305	(15,223)
LME Copper Forward	(18)	04/17/2026	5,997,141	(131,720)
LME Copper Forward	(3)	04/20/2026	999,588	(45,037)
LME Copper Forward	(6)	04/21/2026	1,999,306	(43,605)
LME Copper Forward	(5)	04/23/2026	1,666,520	(45,254)
LME Copper Forward	(2)	04/24/2026	666,669	(10,919)
LME Copper Forward	(3)	04/30/2026	1,000,645	4,430
LME Copper Forward	(2)	05/07/2026	667,308	(13,133)
LME Copper Forward	(1)	05/14/2026	333,785	(14,297)
LME Lead Forward	(21)	03/02/2026	1,017,838	27,212
LME Lead Forward	(5)	03/03/2026	239,671	10,366
LME Lead Forward	(2)	03/06/2026	96,114	3,099
LME Lead Forward	(3)	03/09/2026	144,223	4,840
LME Lead Forward	(2)	03/10/2026	96,184	2,817
LME Lead Forward	(30)	03/12/2026	1,444,852	29,430
LME Lead Forward	(31)	03/16/2026	1,494,099	43,248
LME Lead Forward	(24)	03/19/2026	1,157,922	24,078
LME Lead Forward	(15)	04/09/2026	728,595	20,963
LME Lead Forward	(14)	04/10/2026	680,155	30,981
LME Lead Forward	(34)	04/13/2026	1,652,119	87,995
LME Lead Forward	(9)	04/14/2026	437,101	5,031
LME Lead Forward	(9)	04/16/2026	437,139	12,227
LME Lead Forward	(18)	04/17/2026	874,301	36,990
LME Lead Forward	(6)	04/29/2026	292,266	2,138
LME Lead Forward	(22)	04/30/2026	1,073,479	5,761
LME Lead Forward	(7)	05/01/2026	341,707	2,186
LME Lead Forward	(1)	05/06/2026	48,837	288
LME Lead Forward	(16)	05/07/2026	781,908	6,680
LME Lead Forward	(8)	05/08/2026	391,042	6,383
LME Lead Forward	(9)	05/11/2026	440,019	3,069
LME Lead Forward	(2)	05/13/2026	97,825	(26)
LME Lead Forward	(8)	05/14/2026	391,560	(935)
LME Lead Forward	(28)	05/18/2026	1,371,069	7,719
LME Nickel Forward	(4)	03/02/2026	419,853	(54,105)
LME Nickel Forward	(10)	03/02/2026	1,058,630	(147,969)
LME Nickel Forward	(12)	03/03/2026	1,270,572	(178,792)
LME Nickel Forward	(22)	03/05/2026	2,330,967	(332,343)
LME Nickel Forward	(11)	03/06/2026	1,165,687	(165,077)
LME Nickel Forward	(1)	03/09/2026	105,990	(18,570)
LME Nickel Forward	(6)	03/12/2026	636,403	(111,426)

The accompanying notes are an integral part of the financial statements.
12

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Nickel Forward	(2)	03/13/2026	$212,164	$(28,926)
LME Nickel Forward	(56)	03/16/2026	5,941,417	(943,019)
LME Nickel Forward	(21)	03/19/2026	2,229,138	(110,826)
LME Nickel Forward	(6)	03/20/2026	636,915	10,464
LME Nickel Forward	(5)	03/26/2026	531,167	(42,371)
LME Nickel Forward	(10)	03/27/2026	1,062,507	(53,490)
LME Nickel Forward	(3)	03/31/2026	318,856	(1,127)
LME Nickel Forward	(27)	04/01/2026	2,872,028	(2,633)
LME Nickel Forward	(7)	04/02/2026	744,715	1,765
LME Nickel Forward	(5)	04/07/2026	532,015	8,626
LME Nickel Forward	(8)	04/09/2026	851,766	7,494
LME Nickel Forward	(1)	04/10/2026	106,488	5,963
LME Nickel Forward	(7)	04/13/2026	745,533	(18,327)
LME Nickel Forward	(2)	04/16/2026	213,143	7,998
LME Nickel Forward	(1)	04/17/2026	106,585	1,488
LME Nickel Forward	(1)	04/20/2026	106,598	1,488
LME Nickel Forward	(1)	04/21/2026	106,612	3,248
LME Nickel Forward	(3)	04/23/2026	320,038	5,137
LME Nickel Forward	(5)	04/24/2026	533,482	11,584
LME Nickel Forward	(3)	04/27/2026	320,140	9,965
LME Nickel Forward	(4)	04/28/2026	426,919	(5,055)
LME Nickel Forward	(7)	04/29/2026	747,224	(37,664)
LME Nickel Forward	(4)	04/30/2026	427,221	(8,991)
LME Nickel Forward	(1)	05/06/2026	106,854	(3,564)
LME Nickel Forward	(2)	05/07/2026	213,802	(7,462)
LME Nickel Forward	(1)	05/15/2026	106,986	(4,056)
LME Nickel Forward	(4)	05/18/2026	428,017	(17,716)
LME Nickel Forward	(1)	05/20/2026	106,985	(1,565)
LME Nickel Forward	(1)	05/21/2026	107,049	(9)
LME Tin Forward	(1)	03/02/2026	272,145	6,828
LME Tin Forward	(7)	03/12/2026	2,020,480	(74,105)
LME Tin Forward	(1)	03/20/2026	288,594	(73,519)
LME Tin Forward	(2)	03/31/2026	577,282	(124,513)
LME Tin Forward	(5)	04/01/2026	1,443,375	(281,630)
LME Tin Forward	(1)	04/02/2026	288,675	(50,185)
LME Tin Forward	(1)	04/30/2026	288,777	(20,012)
LME Tin Forward	(1)	05/01/2026	288,787	(55,262)
LME Tin Forward	(2)	05/07/2026	577,645	(94,620)
LME Tin Forward	(1)	05/21/2026	288,630	(42,505)
LME Zinc Forward	(1)	03/02/2026	84,038	(6,863)
LME Zinc Forward	(13)	03/02/2026	1,072,324	(53,372)
LME Zinc Forward	(11)	03/03/2026	907,552	(44,637)
LME Zinc Forward	(17)	03/05/2026	1,403,817	(16,016)
LME Zinc Forward	(9)	03/06/2026	743,362	(32,461)
LME Zinc Forward	(1)	03/09/2026	82,614	(5,589)
LME Zinc Forward	(2)	03/10/2026	165,264	(7,905)
LME Zinc Forward	(18)	03/12/2026	1,488,690	(40,093)
LME Zinc Forward	(1)	03/13/2026	82,723	(5,536)
LME Zinc Forward	(91)	03/16/2026	7,529,477	(253,670)
LME Zinc Forward	(1)	03/19/2026	82,681	(5,719)

The accompanying notes are an integral part of the financial statements.
13

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Zinc Forward	(1)	03/26/2026	$82,689	$717
LME Zinc Forward	(3)	04/01/2026	248,405	(8,355)
LME Zinc Forward	(11)	04/07/2026	910,954	(14,285)
LME Zinc Forward	(17)	04/09/2026	1,408,263	(14,057)
LME Zinc Forward	(3)	04/10/2026	248,489	2,330
LME Zinc Forward	(79)	04/13/2026	6,542,800	103,888
LME Zinc Forward	(4)	04/14/2026	331,131	(4,331)
LME Zinc Forward	(11)	04/16/2026	910,610	(14,078)
LME Zinc Forward	(24)	04/17/2026	1,986,936	(19,608)
LME Zinc Forward	(16)	04/20/2026	1,324,724	(21,146)
LME Zinc Forward	(2)	04/23/2026	165,783	92
LME Zinc Forward	(3)	04/24/2026	248,695	6,593
LME Zinc Forward	(6)	05/07/2026	497,880	5,558
LME Zinc Forward	(2)	05/18/2026	165,972	1,268
London Cocoa	(124)	05/13/2026	3,437,435	1,801,868
London Cocoa	(60)	07/16/2026	1,703,705	837,392
London Cocoa	(5)	09/15/2026	144,401	24,797
London Metals - Aluminum(a)	(1,235)	03/16/2026	96,927,431	(2,073,608)
London Metals - Aluminum(a)	(73)	04/13/2026	5,742,855	(44,183)
London Metals - Aluminum(a)	(48)	06/15/2026	3,773,868	(77,670)
London Metals - Copper(a)	(307)	03/16/2026	102,084,101	(3,218,515)
London Metals - Copper(a)	(2)	04/13/2026	666,283	(14,308)
London Metals - Copper(a)	(1)	06/15/2026	334,229	(12,833)
London Metals - Lead(a)	(1,023)	03/16/2026	49,305,275	1,643,014
London Metals - Lead(a)	(126)	04/13/2026	6,122,560	110,977
London Metals - Lead(a)	(61)	05/18/2026	2,986,972	24,866
London Metals - Lead(a)	(376)	06/15/2026	18,534,732	137,680
London Metals - Nickel(a)	(353)	03/16/2026	37,452,147	(4,432,654)
London Metals - Nickel(a)	(8)	04/13/2026	852,038	(42,518)
London Metals - Nickel(a)	(13)	06/15/2026	1,396,004	(47,612)
London Metals - Tin(a)	(4)	03/16/2026	1,154,440	(208,876)
London Metals - Zinc(a)	(828)	03/16/2026	68,509,962	(1,541,682)
London Metals - Zinc(a)	(120)	04/13/2026	9,938,430	159,074
London Metals - Zinc(a)	(16)	06/15/2026	1,328,700	(1,201)
Long Gilt	(891)	06/26/2026	112,487,204	(931,108)
Lumber	(5)	05/15/2026	80,094	891
Maize	(7)	06/05/2026	81,575	(3,131)
Mexican Peso/US Dollar Cross Currency Rate	(21)	03/16/2026	608,580	(289)
MIAX Red Wheat FutJul26	(33)	07/14/2026	1,034,962	(36,850)
MIAX Red Wheat FutMay26	(98)	05/14/2026	3,002,475	(131,825)
Milling Wheat No. 2	(760)	05/11/2026	9,047,512	(445,759)
Milling Wheat No. 2	(220)	09/10/2026	2,677,506	(134,525)
Milling Wheat No. 2	(35)	12/10/2026	437,857	(19,733)
MSCI Singapore Index	(14)	03/30/2026	510,847	(4,162)
Nasdaq 100 Index	(12)	03/20/2026	6,001,140	(30,585)
Natural Gas	(20)	03/26/2026	142,950	4,138
Natural Gas	(178)	03/27/2026	5,089,020	144,120
Natural Gas	(25)	03/30/2026	679,730	(46,579)
Natural Gas	(294)	04/28/2026	8,470,140	223,930
Natural Gas	(110)	05/27/2026	3,369,300	144,290

The accompanying notes are an integral part of the financial statements.
14

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	(29)	06/26/2026	$967,730	$88,480
Natural Gas	(13)	09/28/2026	450,060	37,100
New Zealand Dollar/US Dollar Cross Currency Rate	(69)	03/16/2026	4,139,655	(118,901)
Nifty 50 Index	(248)	03/30/2026	12,541,360	224,775
Nikkei 225 Index	(24)	03/12/2026	4,509,461	(31,783)
Nikkei 225 Index	(42)	03/12/2026	7,944,674	60,433
NY Harbor ULSD	(14)	03/31/2026	1,526,448	(29,635)
NYSE FANG+ Index	(3)	03/20/2026	217,314	10,903
OMXS30 Index	(25)	03/20/2026	893,441	(4,791)
Phelix DE Base Yearly	(1)	12/29/2026	825,064	(36,124)
Phelix DE Baseload Quarterly	(1)	03/27/2026	182,424	(8,619)
Platinum	(1)	04/28/2026	118,675	(3,960)
Robusta Coffee	(124)	05/22/2026	4,493,760	117,530
Robusta Coffee	(56)	07/27/2026	1,989,120	64,090
Rough Rice	(31)	05/14/2026	666,190	5,440
Russell 2000 Index	(59)	03/20/2026	7,772,365	(19,145)
S&P 500 Index	(192)	03/20/2026	66,134,400	301,218
S&P/Toronto Stock Exchange 60 Index	(21)	03/19/2026	6,070,379	(76,141)
SGX TSI Iron Ore	(143)	04/30/2026	1,406,548	(41,808)
SGX TSI Iron Ore	(9)	05/29/2026	88,146	(301)
Silver	(2)	05/27/2026	932,910	(57,031)
Soybean Meal	(133)	05/14/2026	4,262,650	(226,000)
Soybean Meal	(85)	07/14/2026	2,743,800	(62,390)
Sugar #11	(2,904)	04/30/2026	45,176,947	(114,218)
Sugar #11	(421)	06/30/2026	6,539,982	149,038
Sugar #11	(29)	09/30/2026	461,216	(1,288)
Sugar #11	(13)	02/26/2027	216,798	(4,346)
Swiss Franc/US Dollar Cross Currency Rate	(5)	03/16/2026	814,906	(23,895)
Technology Select Sector Index	(1)	03/20/2026	279,990	10,710
Turkish Dollar	(382)	03/31/2026	391,747	(12)
U.S. Treasury 10 Year Notes	(760)	06/18/2026	86,497,500	(455,109)
U.S. Treasury 2 Year Notes	(894)	06/30/2026	187,090,454	(287,719)
U.S. Treasury Ultra Bonds	(27)	06/18/2026	3,283,031	(30,594)
UK Natural Gas	(15)	03/30/2026	476,483	(40,632)
UK Natural Gas	(5)	04/29/2026	162,890	(3,802)
US Cocoa	(261)	05/13/2026	7,537,680	3,632,446
US Cocoa	(69)	07/16/2026	2,029,980	1,165,220
US Dollar/Chinese Renminbi Cross Currency Rate	(4)	03/16/2026	399,350	7,044
US Dollar/Swedish Krona Cross Currency Rate	(12)	03/16/2026	1,198,611	40,795
Wheat	(390)	05/14/2026	11,534,250	(971,237)
Wheat	(89)	07/14/2026	2,664,438	(181,163)
Wheat	(20)	09/14/2026	609,750	(45,413)
Wheat	(35)	12/14/2026	1,096,812	(96,850)
White Sugar	(202)	04/15/2026	4,117,770	116,305

The accompanying notes are an integral part of the financial statements.
15

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
White Sugar	(147)	07/16/2026	2,981,895	$40,965
White Sugar	(37)	09/15/2026	749,250	(95)
				$(21,846,893)
Net Unrealized Appreciation (Depreciation)				$104,473,766

The Fund has recorded an asset of $19,452,425 as of February 28, 2026 related to the current day’s variation margin related to these contracts.

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
16

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2026 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/31/2026	AUD	21,000,000	CAD	20,248,391	Bank of America	$77,470
03/02/2026	AUD	416,010	EUR	250,000	Bank of America	608
03/31/2026	AUD	11,718,296	EUR	7,000,000	Bank of America	52,313
03/31/2026	AUD	14,133,426	GBP	7,375,000	Bank of America	116,757
03/31/2026	AUD	10,600,000	JPY	1,148,998,660	Bank of America	163,737
03/31/2026	AUD	27,800,000	NZD	32,606,902	Bank of America	195,256
03/03/2026	AUD	38,367,239	USD	27,256,233	Bank of America	47,552
03/18/2026	AUD	164,692,720	USD	113,017,531	Bank of America	4,177,424
04/16/2026	AUD	815,000	USD	578,269	Bank of America	1,595
03/03/2026	BRL	113,648,958	USD	21,450,106	Bank of America	694,252
04/02/2026	BRL	106,700,562	USD	20,300,099	Bank of America	326,126
03/02/2026	CAD	807,666	EUR	500,000	Bank of America	1,297
03/31/2026	CAD	6,800,000	JPY	764,376,440	Bank of America	83,419
03/02/2026	CAD	123,539,004	USD	90,383,911	Bank of America	195,298
03/18/2026	CAD	97,367,768	USD	71,288,121	Bank of America	152,090
04/16/2026	CAD	117,297,000	USD	85,948,541	Bank of America	225,302
03/18/2026	CHF	15,861,481	EUR	17,350,000	Bank of America	156,399
03/31/2026	CHF	16,661,465	EUR	18,250,000	Bank of America	154,869
03/02/2026	CHF	260,684	GBP	250,000	Bank of America	2,255
03/31/2026	CHF	1,438,289	GBP	1,375,000	Bank of America	24,980
03/31/2026	CHF	6,750,000	JPY	1,341,881,990	Bank of America	197,073
03/02/2026	CHF	3,792,384	USD	4,910,174	Bank of America	23,976
03/03/2026	CHF	3,797,232	USD	4,914,411	Bank of America	26,584
03/18/2026	CHF	35,777,748	USD	46,173,376	Bank of America	469,938
03/31/2026	CHF	9,875,000	USD	12,870,881	Bank of America	24,328
03/18/2026	CLP	7,742,012,605	USD	8,500,042	Bank of America	370,460
03/18/2026	CNH	567,007,268	USD	81,934,278	Bank of America	825,745
03/31/2026	CNH	238,128,157	USD	34,600,000	Bank of America	190,957
04/15/2026	CNH	22,063,778	USD	3,223,895	Bank of America	2,447
03/18/2026	COP	30,460,146,270	USD	8,000,040	Bank of America	76,240
03/18/2026	CZK	127,827,856	EUR	5,250,000	Bank of America	24,468
03/02/2026	EUR	250,000	AUD	414,679	Bank of America	339
03/02/2026	EUR	3,200,000	GBP	2,792,528	Bank of America	18,325
03/03/2026	EUR	1,000,000	GBP	876,495	Bank of America	624
03/18/2026	EUR	6,400,000	GBP	5,585,994	Bank of America	41,822
03/31/2026	EUR	15,100,000	GBP	13,194,597	Bank of America	90,321
03/02/2026	EUR	200,000	HUF	75,121,778	Bank of America	840
03/02/2026	EUR	400,000	JPY	73,751,043	Bank of America	326
03/31/2026	EUR	9,932,506	JPY	1,804,667,918	Bank of America	167,723
03/18/2026	EUR	1,150,000	PLN	4,859,921	Bank of America	211
03/31/2026	EUR	100,000	PLN	422,466	Bank of America	145
03/18/2026	EUR	12,750,000	SEK	135,959,993	Bank of America	3,460
03/02/2026	EUR	4,170,836	USD	4,921,306	Bank of America	7,678
03/18/2026	EUR	86,211,000	USD	101,843,014	Bank of America	130,209
04/16/2026	EUR	12,979,000	USD	15,336,812	Bank of America	36,779
03/31/2026	GBP	7,125,000	JPY	1,481,794,402	Bank of America	87,081
03/18/2026	HUF	2,931,988,521	EUR	7,700,000	Bank of America	73,906
03/31/2026	HUF	836,108,647	EUR	2,200,000	Bank of America	11,827
03/18/2026	HUF	7,065,233,253	USD	22,042,688	Bank of America	82,569

The accompanying notes are an integral part of the financial statements.
17

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (continued)

February 28, 2026 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/31/2026	HUF	3,405,196,030	USD	10,600,000	Bank of America	$53,917
03/02/2026	JPY	52,856,041	GBP	250,000	Bank of America	1,636
03/04/2026	KRW	11,763,336,375	USD	8,151,607	Bank of America	27,032
03/05/2026	KRW	2,752,791,500	USD	1,900,000	Bank of America	13,973
03/09/2026	KRW	2,882,355,263	USD	2,000,000	Bank of America	4,335
03/11/2026	KRW	3,364,207,717	USD	2,300,000	Bank of America	39,578
03/12/2026	KRW	4,947,968,214	USD	3,400,000	Bank of America	41,103
03/18/2026	KRW	65,873,428,417	USD	45,708,432	Bank of America	113,901
03/02/2026	MXN	834,577	USD	48,440	Bank of America	7
03/18/2026	MXN	1,086,195,867	USD	61,692,865	Bank of America	1,261,723
04/16/2026	MXN	210,630,000	USD	12,176,000	Bank of America	581
03/18/2026	NOK	266,139,757	EUR	23,300,000	Bank of America	427,181
03/31/2026	NOK	97,361,747	EUR	8,625,000	Bank of America	28,296
03/02/2026	NOK	6,696,857	USD	700,043	Bank of America	4,265
03/03/2026	NOK	4,758,074	USD	500,043	Bank of America	361
03/18/2026	NOK	199,646,630	USD	20,793,171	Bank of America	201,620
04/16/2026	NOK	478,370,000	USD	50,070,995	Bank of America	224,695
03/31/2026	NZD	9,200,000	JPY	850,399,424	Bank of America	64,986
03/02/2026	NZD	2,275,000	USD	1,363,275	Bank of America	1,534
03/03/2026	NZD	309,000	USD	185,189	Bank of America	192
03/18/2026	NZD	65,519,000	USD	39,159,441	Bank of America	173,418
04/16/2026	NZD	27,399,000	USD	16,400,043	Bank of America	66,474
03/18/2026	PEN	11,148,946	USD	3,300,000	Bank of America	21,913
03/18/2026	PHP	327,663,649	USD	5,600,000	Bank of America	78,675
03/18/2026	PLN	27,938,018	EUR	6,600,000	Bank of America	11,746
03/02/2026	PLN	5,642,550	USD	1,577,197	Bank of America	1,934
03/03/2026	PLN	5,367,837	USD	1,500,012	Bank of America	2,230
03/02/2026	SEK	5,427,952	USD	600,000	Bank of America	1,357
03/03/2026	SEK	2,814,434	USD	311,242	Bank of America	582
03/18/2026	THB	261,368,272	USD	8,400,000	Bank of America	22,257
03/05/2026	TWD	44,066,321	USD	1,400,000	Bank of America	12,431
03/06/2026	TWD	18,962,065	USD	600,000	Bank of America	7,819
03/11/2026	TWD	6,329,685	USD	200,000	Bank of America	2,969
03/18/2026	TWD	454,125,900	USD	14,477,706	Bank of America	91,947
04/02/2026	TWD	18,788,706	USD	600,000	Bank of America	3,419
04/07/2026	TWD	6,246,389	USD	200,000	Bank of America	665
03/02/2026	USD	948,857	CAD	1,293,697	Bank of America	314
03/02/2026	USD	100,000	CLP	86,664,870	Bank of America	697
03/04/2026	USD	1,400,000	CLP	1,215,520,841	Bank of America	7,227
03/05/2026	USD	100,000	CLP	85,858,170	Bank of America	1,622
03/11/2026	USD	100,000	CLP	85,202,170	Bank of America	2,376
03/12/2026	USD	400,000	CLP	343,002,569	Bank of America	6,991
03/18/2026	USD	2,499,988	CLP	2,168,262,706	Bank of America	15,675
03/20/2026	USD	200,000	CLP	172,774,340	Bank of America	2,043
03/23/2026	USD	100,000	CLP	86,845,170	Bank of America	498
03/24/2026	USD	800,000	CLP	694,464,000	Bank of America	4,329
03/02/2026	USD	6,768,586	CNH	46,269,865	Bank of America	23,195
03/03/2026	USD	1,337,821	CNH	9,165,096	Bank of America	1,611
03/04/2026	USD	1,000,000	COP	3,705,514,156	Bank of America	13,599
03/05/2026	USD	400,000	COP	1,459,147,136	Bank of America	11,673
03/09/2026	USD	200,000	COP	740,263,368	Bank of America	3,211

The accompanying notes are an integral part of the financial statements.
18

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/12/2026	USD	300,000	COP	1,101,623,052	Bank of America	$7,404
03/19/2026	USD	200,000	COP	744,259,368	Bank of America	2,722
03/24/2026	USD	900,000	COP	3,347,606,000	Bank of America	13,948
03/31/2026	USD	3,558,635	EUR	3,000,000	Bank of America	7,554
03/02/2026	USD	94,023,184	GBP	69,751,861	Bank of America	22,052
03/03/2026	USD	4,686,613	GBP	3,475,121	Bank of America	3,369
03/18/2026	USD	83,926,782	GBP	61,968,000	Bank of America	411,786
03/31/2026	USD	3,636,117	GBP	2,687,500	Bank of America	13,951
04/16/2026	USD	22,254,085	GBP	16,508,000	Bank of America	3,528
03/02/2026	USD	276,965	HUF	88,029,900	Bank of America	982
03/25/2026	USD	9,200,000	IDR	154,251,735,610	Bank of America	6,107
03/02/2026	USD	300,000	ILS	935,569	Bank of America	1,338
03/18/2026	USD	5,250,000	ILS	16,392,300	Bank of America	16,191
03/05/2026	USD	7,800,000	INR	703,726,140	Bank of America	67,459
03/06/2026	USD	2,400,000	INR	216,520,560	Bank of America	21,013
03/10/2026	USD	11,000,000	INR	999,218,990	Bank of America	24,429
03/11/2026	USD	3,500,000	INR	317,865,615	Bank of America	8,771
03/12/2026	USD	4,100,000	INR	371,828,711	Bank of America	16,372
03/17/2026	USD	700,000	INR	63,524,489	Bank of America	2,593
03/18/2026	USD	54,709,783	INR	4,955,050,683	Bank of America	314,456
03/23/2026	USD	1,400,000	INR	127,086,092	Bank of America	5,388
03/27/2026	USD	11,000,000	INR	1,002,216,490	Bank of America	5,117
03/30/2026	USD	2,100,000	INR	191,237,508	Bank of America	2,501
03/02/2026	USD	76,896,812	JPY	11,987,865,828	Bank of America	113,178
03/03/2026	USD	77,975,911	JPY	12,162,847,739	Bank of America	64,889
03/18/2026	USD	125,862,983	JPY	19,563,222,311	Bank of America	379,767
03/31/2026	USD	9,167,524	JPY	1,400,000,000	Bank of America	176,924
04/16/2026	USD	10,327,176	JPY	1,604,600,000	Bank of America	6,864
04/06/2026	USD	400,000	KRW	574,308,000	Bank of America	239
03/02/2026	USD	48,552	MXN	834,577	Bank of America	105
03/03/2026	USD	26,643	MXN	458,976	Bank of America	2
03/31/2026	USD	463,703	MXN	8,000,000	Bank of America	620
04/16/2026	USD	9,132,488	MXN	157,520,000	Bank of America	26,212
03/18/2026	USD	1,119,780	NOK	10,636,024	Bank of America	1,299
03/31/2026	USD	360,571	NZD	600,000	Bank of America	171
04/16/2026	USD	80,003,478	NZD	132,995,000	Bank of America	74,852
03/31/2026	USD	400,000	PLN	1,427,861	Bank of America	421
03/02/2026	USD	601,539	SEK	5,427,950	Bank of America	182
03/03/2026	USD	477	SEK	4,307	Bank of America	0
03/18/2026	USD	5,579,767	SEK	49,940,092	Bank of America	41,521
03/02/2026	USD	1,345,220	SGD	1,699,658	Bank of America	1,226
03/03/2026	USD	100,000	SGD	126,453	Bank of America	1
03/02/2026	USD	1,311,787	ZAR	20,859,151	Bank of America	2,128
03/03/2026	ZAR	3,795,874	USD	238,260	Bank of America	50
03/18/2026	ZAR	375,116,771	USD	23,399,494	Bank of America	121,479
03/18/2026	AUD	85,416,228	USD	59,296,175	UBS AG	1,485,813
03/03/2026	BRL	39,705,968	USD	7,400,000	UBS AG	336,658
04/02/2026	BRL	36,172,941	USD	6,900,000	UBS AG	92,571
03/02/2026	CAD	189,179	USD	138,292	UBS AG	415
03/18/2026	CAD	81,115,518	USD	59,232,619	UBS AG	283,069
03/18/2026	CNH	133,000,000	USD	19,098,269	UBS AG	314,328

The accompanying notes are an integral part of the financial statements.
19

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/18/2026	EUR	4,855,540	PLN	20,500,000	UBS AG	$6,375
03/18/2026	EUR	4,524,853	SEK	48,000,000	UBS AG	29,053
03/02/2026	EUR	16	USD	19	UBS AG	0
03/03/2026	EUR	42,358	USD	49,976	UBS AG	84
03/18/2026	EUR	50,524,050	USD	59,547,307	UBS AG	214,211
03/31/2026	IDR	6,718,484,000	USD	400,000	UBS AG	377
03/02/2026	JPY	77,360,561	USD	495,467	UBS AG	36
03/18/2026	NOK	114,000,000	EUR	9,781,529	UBS AG	418,296
03/03/2026	NOK	1,621,054	USD	170,197	UBS AG	288
03/18/2026	NOK	328,990,497	USD	32,672,937	UBS AG	1,923,623
03/18/2026	NZD	94,167,181	USD	55,293,555	UBS AG	1,237,595
03/02/2026	PLN	500,000	EUR	118,402	UBS AG	6
03/18/2026	PLN	41,500,000	EUR	9,768,886	UBS AG	58,799
03/02/2026	SEK	1,000,000	EUR	93,724	UBS AG	29
03/03/2026	SEK	2,000,000	EUR	187,332	UBS AG	194
03/18/2026	SEK	158,000,000	EUR	14,589,957	UBS AG	264,366
03/03/2026	SEK	4,580,626	USD	506,512	UBS AG	997
03/18/2026	TRY	38,000,000	USD	828,521	UBS AG	22,786
03/31/2026	TWD	9,393,134	USD	300,000	UBS AG	1,637
03/02/2026	USD	6,208,003	AUD	8,718,717	UBS AG	3,378
03/02/2026	USD	584,956	CNH	4,000,000	UBS AG	1,821
03/03/2026	USD	510,564	CNH	3,500,000	UBS AG	287
03/02/2026	USD	2,413,643	GBP	1,780,298	UBS AG	14,423
03/03/2026	USD	2,570,903	GBP	1,905,791	UBS AG	2,565
03/18/2026	USD	45,268,365	GBP	33,382,394	UBS AG	278,523
03/30/2026	USD	10,500,000	INR	954,818,610	UBS AG	27,522
03/03/2026	USD	1,057,334	JPY	164,890,288	UBS AG	1,104
03/18/2026	USD	38,984,897	JPY	6,001,802,022	UBS AG	487,895
03/02/2026	USD	470,599	NZD	784,185	UBS AG	154
03/02/2026	USD	62,917	ZAR	1,000,000	UBS AG	131
03/18/2026	ZAR	96,000,000	USD	5,645,372	UBS AG	374,123
03/02/2026	AUD	38,961,239	USD	27,751,484	Bank of America	(24,941)
03/31/2026	AUD	18,300,000	USD	13,026,623	Bank of America	(5,236)
03/31/2026	CAD	19,900,000	USD	14,635,911	Bank of America	(26,574)
03/03/2026	CHF	258,632	GBP	250,000	Bank of America	(378)
03/02/2026	CLP	86,664,871	USD	101,637	Bank of America	(2,334)
03/04/2026	CLP	1,214,313,500	USD	1,400,000	Bank of America	(8,610)
03/05/2026	CLP	86,798,830	USD	100,000	Bank of America	(544)
03/11/2026	CLP	86,803,830	USD	100,000	Bank of America	(541)
03/12/2026	CLP	347,211,320	USD	400,000	Bank of America	(2,169)
03/20/2026	CLP	173,609,660	USD	200,000	Bank of America	(1,086)
03/23/2026	CLP	86,713,830	USD	100,000	Bank of America	(649)
03/24/2026	CLP	1,129,060,800	USD	1,300,000	Bank of America	(6,396)
03/31/2026	CLP	171,649,660	USD	200,000	Bank of America	(3,340)
03/02/2026	CNH	46,269,865	USD	6,760,061	Bank of America	(14,670)
03/03/2026	CNH	9,165,096	USD	1,337,591	Bank of America	(1,381)
03/04/2026	COP	3,665,160,000	USD	1,000,000	Bank of America	(24,341)
03/05/2026	COP	1,483,133,264	USD	400,000	Bank of America	(5,289)
03/09/2026	COP	741,722,632	USD	200,000	Bank of America	(2,824)
03/12/2026	COP	1,113,693,948	USD	300,000	Bank of America	(4,198)
03/19/2026	COP	738,624,632	USD	200,000	Bank of America	(4,216)

The accompanying notes are an integral part of the financial statements.
20

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/24/2026	COP	4,838,065,632	USD	1,300,000	Bank of America	$(19,450)
03/26/2026	COP	373,341,316	USD	100,000	Bank of America	(1,240)
03/31/2026	CZK	4,085,857	USD	200,000	Bank of America	(695)
03/31/2026	EUR	875,000	AUD	1,463,526	Bank of America	(5,642)
03/02/2026	EUR	500,000	CAD	808,221	Bank of America	(1,703)
03/31/2026	EUR	11,000,000	CAD	17,742,056	Bank of America	(4,481)
03/18/2026	EUR	2,400,000	CHF	2,186,522	Bank of America	(11,761)
03/18/2026	EUR	1,200,000	CZK	29,118,766	Bank of America	(763)
03/18/2026	EUR	1,800,000	HUF	684,318,765	Bank of America	(13,891)
03/31/2026	EUR	200,000	HUF	76,266,680	Bank of America	(1,879)
03/18/2026	EUR	35,000,000	JPY	6,466,922,961	Bank of America	(81,242)
03/18/2026	EUR	8,050,000	NOK	90,903,208	Bank of America	(37,553)
03/03/2026	EUR	2,713,000	USD	3,206,855	Bank of America	(546)
03/31/2026	EUR	13,750,000	USD	16,339,102	Bank of America	(63,317)
03/02/2026	GBP	250,000	CHF	260,836	Bank of America	(2,452)
03/03/2026	GBP	125,000	CHF	129,490	Bank of America	(38)
03/31/2026	GBP	375,000	CHF	390,116	Bank of America	(4,012)
03/02/2026	GBP	2,801,464	EUR	3,200,000	Bank of America	(6,282)
03/03/2026	GBP	116,532	EUR	133,192	Bank of America	(366)
03/18/2026	GBP	5,501,546	EUR	6,350,000	Bank of America	(96,492)
03/31/2026	GBP	2,358,705	EUR	2,700,000	Bank of America	(16,950)
03/02/2026	GBP	250,000	JPY	52,641,686	Bank of America	(263)
03/02/2026	GBP	69,742,925	USD	94,479,142	Bank of America	(490,053)
03/03/2026	GBP	68,157,843	USD	91,854,986	Bank of America	(2,122)
03/18/2026	GBP	87,663,000	USD	118,384,743	Bank of America	(240,296)
03/31/2026	GBP	12,500,000	USD	17,018,238	Bank of America	(170,953)
04/16/2026	GBP	81,755,000	USD	110,460,585	Bank of America	(265,872)
03/02/2026	HUF	75,052,623	EUR	200,000	Bank of America	(1,057)
03/02/2026	HUF	88,099,055	USD	277,123	Bank of America	(923)
03/03/2026	HUF	36,862,668	USD	115,811	Bank of America	(250)
03/25/2026	IDR	112,377,766,970	USD	6,700,000	Bank of America	(1,929)
03/02/2026	ILS	935,569	USD	300,458	Bank of America	(1,796)
03/18/2026	ILS	34,444,758	USD	11,150,000	Bank of America	(152,319)
03/31/2026	ILS	15,695,588	USD	5,100,000	Bank of America	(87,837)
03/04/2026	INR	128,699,410	USD	1,419,231	Bank of America	(4,999)
03/05/2026	INR	705,010,743	USD	7,800,000	Bank of America	(53,344)
03/06/2026	INR	217,243,471	USD	2,400,000	Bank of America	(13,070)
03/10/2026	INR	1,001,172,308	USD	11,000,000	Bank of America	(2,973)
03/11/2026	INR	318,088,336	USD	3,500,000	Bank of America	(6,324)
03/12/2026	INR	372,040,170	USD	4,100,000	Bank of America	(14,050)
03/18/2026	INR	2,249,978,989	USD	24,745,335	Bank of America	(45,620)
03/02/2026	JPY	73,693,417	EUR	400,000	Bank of America	(695)
03/18/2026	JPY	2,189,928,403	EUR	12,050,000	Bank of America	(206,411)
03/31/2026	JPY	279,161,617	EUR	1,532,506	Bank of America	(21,281)
03/31/2026	JPY	130,324,881	GBP	625,000	Bank of America	(5,437)
03/02/2026	JPY	11,987,709,100	USD	76,847,078	Bank of America	(64,447)
03/03/2026	JPY	19,042,000	USD	122,088	Bank of America	(111)
03/18/2026	JPY	10,512,758,804	USD	68,250,320	Bank of America	(818,955)
03/31/2026	JPY	175,000,000	USD	1,141,096	Bank of America	(17,271)
04/16/2026	JPY	10,285,000,000	USD	67,160,265	Bank of America	(1,010,193)
03/03/2026	KRW	877,801,360	USD	610,608	Bank of America	(320)

The accompanying notes are an integral part of the financial statements.
21

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/10/2026	KRW	574,739,053	USD	400,000	Bank of America	$(323)
04/03/2026	KRW	426,652,090	USD	300,000	Bank of America	(3,047)
03/03/2026	MXN	458,976	USD	26,648	Bank of America	(7)
03/31/2026	MXN	248,500,000	USD	14,440,907	Bank of America	(56,379)
03/31/2026	NOK	51,232,134	USD	5,400,000	Bank of America	(12,907)
03/31/2026	NZD	11,100,000	USD	6,723,891	Bank of America	(56,495)
03/31/2026	PLN	10,984,254	EUR	2,600,000	Bank of America	(3,722)
03/18/2026	PLN	58,418,922	USD	16,505,576	Bank of America	(157,062)
03/31/2026	PLN	58,392,235	USD	16,400,000	Bank of America	(59,265)
04/16/2026	PLN	108,950,000	USD	30,520,862	Bank of America	(31,415)
03/18/2026	SEK	296,158,747	EUR	28,000,000	Bank of America	(275,978)
03/31/2026	SEK	124,136,984	EUR	11,750,000	Bank of America	(130,835)
03/31/2026	SEK	83,311,476	NOK	89,000,000	Bank of America	(111,937)
03/18/2026	SEK	219,384,678	USD	24,555,366	Bank of America	(226,092)
03/31/2026	SEK	77,241,904	USD	8,700,000	Bank of America	(127,171)
03/02/2026	SGD	1,699,658	USD	1,346,115	Bank of America	(2,121)
03/03/2026	SGD	126,453	USD	100,002	Bank of America	(3)
03/18/2026	SGD	54,549,919	USD	43,238,138	Bank of America	(47,650)
03/31/2026	SGD	27,428,520	USD	21,800,000	Bank of America	(60,350)
03/31/2026	TRY	365,567,556	USD	8,100,000	Bank of America	(219)
03/02/2026	USD	27,681,244	AUD	38,962,570	Bank of America	(46,246)
03/03/2026	USD	1,154,848	AUD	1,623,000	Bank of America	(149)
03/18/2026	USD	42,362,329	AUD	61,497,720	Bank of America	(1,399,304)
04/16/2026	USD	574,940	AUD	815,000	Bank of America	(4,923)
03/03/2026	USD	21,783,830	BRL	113,628,630	Bank of America	(356,567)
04/02/2026	USD	549,997	BRL	2,847,034	Bank of America	(361)
03/18/2026	USD	56,862,052	CAD	78,213,618	Bank of America	(524,468)
03/31/2026	USD	4,105,453	CAD	5,600,000	Bank of America	(5,718)
04/16/2026	USD	61,750,984	CAD	84,312,000	Bank of America	(189,978)
03/02/2026	USD	4,903,677	CHF	3,792,232	Bank of America	(30,276)
03/03/2026	USD	1,095,105	CHF	846,000	Bank of America	(5,719)
03/18/2026	USD	28,828,757	CHF	22,441,963	Bank of America	(428,744)
03/31/2026	USD	2,435,850	CHF	1,875,000	Bank of America	(12,608)
03/18/2026	USD	18,473,106	CNH	127,138,735	Bank of America	(83,984)
03/31/2026	USD	4,100,000	CNH	28,118,998	Bank of America	(8,237)
03/18/2026	USD	3,349,983	COP	12,851,857,748	Bank of America	(57,591)
04/06/2026	USD	500,000	COP	1,895,737,823	Bank of America	(129)
03/02/2026	USD	4,924,758	EUR	4,170,836	Bank of America	(4,226)
03/03/2026	USD	3,484,106	EUR	2,950,836	Bank of America	(3,285)
03/18/2026	USD	101,149,953	EUR	85,683,000	Bank of America	(198,734)
04/16/2026	USD	114,988,712	EUR	97,113,000	Bank of America	(41,374)
03/03/2026	USD	200,000	HUF	63,830,000	Bank of America	(102)
03/18/2026	USD	1,099,458	HUF	352,610,225	Bank of America	(4,765)
03/04/2026	USD	1,400,000	INR	128,699,411	Bank of America	(14,232)
03/03/2026	USD	600,000	KRW	877,801,367	Bank of America	(10,288)
03/04/2026	USD	8,100,000	KRW	11,763,336,381	Bank of America	(78,639)
03/05/2026	USD	1,900,000	KRW	2,751,748,757	Bank of America	(13,248)
03/09/2026	USD	2,000,000	KRW	2,922,920,000	Bank of America	(32,543)
03/10/2026	USD	400,000	KRW	587,008,000	Bank of America	(8,209)
03/18/2026	USD	59,973,668	KRW	87,714,737,753	Bank of America	(1,041,736)
03/20/2026	USD	8,100,000	KRW	11,682,513,500	Bank of America	(27,094)

The accompanying notes are an integral part of the financial statements.
22

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/24/2026	USD	1,900,000	KRW	2,751,067,000	Bank of America	$(14,098)
03/31/2026	USD	2,000,000	KRW	2,880,420,000	Bank of America	(4,598)
03/18/2026	USD	7,037,270	MXN	123,184,529	Bank of America	(102,355)
03/02/2026	USD	703,498	NOK	6,696,857	Bank of America	(811)
03/03/2026	USD	44,989	NOK	429,063	Bank of America	(135)
03/02/2026	USD	1,362,772	NZD	2,275,000	Bank of America	(2,037)
03/03/2026	USD	185,282	NZD	309,000	Bank of America	(99)
03/18/2026	USD	22,080,595	NZD	37,539,000	Bank of America	(455,100)
03/18/2026	USD	1,100,000	PEN	3,697,572	Bank of America	(1,720)
03/18/2026	USD	4,350,000	PHP	257,766,197	Bank of America	(117,296)
03/02/2026	USD	1,579,034	PLN	5,642,551	Bank of America	(97)
03/03/2026	USD	341,493	PLN	1,221,256	Bank of America	(287)
03/18/2026	USD	4,247,303	PLN	15,198,863	Bank of America	(6,094)
03/18/2026	USD	13,836,160	SGD	17,606,396	Bank of America	(103,894)
04/15/2026	USD	922,056	SGD	1,165,103	Bank of America	(2,298)
03/18/2026	USD	4,700,000	THB	147,451,097	Bank of America	(51,422)
03/05/2026	USD	1,400,000	TWD	44,209,200	Bank of America	(17,011)
03/06/2026	USD	600,000	TWD	18,795,550	Bank of America	(2,481)
03/11/2026	USD	300,000	TWD	9,490,217	Bank of America	(4,316)
03/12/2026	USD	100,000	TWD	3,157,956	Bank of America	(1,271)
03/13/2026	USD	100,000	TWD	3,143,000	Bank of America	(799)
03/18/2026	USD	38,494,270	TWD	1,201,666,290	Bank of America	(58,610)
03/25/2026	USD	1,400,000	TWD	44,051,000	Bank of America	(14,012)
03/18/2026	USD	5,250,406	ZAR	84,401,658	Bank of America	(41,837)
03/31/2026	USD	200,000	ZAR	3,202,854	Bank of America	(613)
03/02/2026	ZAR	20,859,150	USD	1,313,313	Bank of America	(3,655)
03/31/2026	ZAR	168,967,465	USD	10,600,000	Bank of America	(16,583)
03/02/2026	AUD	8,718,717	USD	6,208,625	UBS AG	(3,999)
03/31/2026	CLP	1,473,827,140	USD	1,700,000	UBS AG	(11,429)
03/02/2026	CNH	4,000,000	USD	585,032	UBS AG	(1,898)
03/03/2026	CNH	3,500,000	USD	510,916	UBS AG	(639)
03/18/2026	EUR	4,839,901	NOK	58,000,000	UBS AG	(374,470)
03/02/2026	EUR	118,399	PLN	500,000	UBS AG	(10)
03/02/2026	EUR	93,719	SEK	1,000,000	UBS AG	(34)
03/03/2026	EUR	187,281	SEK	2,000,000	UBS AG	(255)
03/02/2026	GBP	1,780,298	USD	2,416,585	UBS AG	(17,366)
03/03/2026	GBP	1,905,791	USD	2,570,447	UBS AG	(2,110)
03/18/2026	GBP	35,550,211	USD	48,103,814	UBS AG	(192,380)
03/30/2026	INR	18,204,340	USD	200,000	UBS AG	(334)
03/03/2026	JPY	164,890,288	USD	1,057,047	UBS AG	(816)
03/18/2026	JPY	16,974,216,403	USD	109,298,510	UBS AG	(421,801)
03/31/2026	KRW	1,719,740,270	USD	1,200,000	UBS AG	(3,165)
03/02/2026	NZD	784,185	USD	470,574	UBS AG	(129)
03/31/2026	PHP	28,843,200	USD	500,000	UBS AG	(336)
03/18/2026	SEK	242,046,154	USD	27,071,612	UBS AG	(229,230)
03/18/2026	USD	79,687,439	AUD	114,648,710	UBS AG	(1,896,316)
03/03/2026	USD	7,400,000	BRL	38,557,769	UBS AG	(112,933)
03/02/2026	USD	138,319	CAD	189,179	UBS AG	(388)
03/18/2026	USD	35,952,224	CAD	49,082,369	UBS AG	(60,256)
03/18/2026	USD	4,471,021	CNH	31,000,000	UBS AG	(53,720)
03/03/2026	USD	49,967	EUR	42,351	UBS AG	(84)

The accompanying notes are an integral part of the financial statements.
23

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/18/2026	USD	39,652,083	EUR	33,559,591	UBS AG	$(43,312)
03/31/2026	USD	4,700,000	IDR	79,205,352,000	UBS AG	(20,111)
03/02/2026	USD	495,425	JPY	77,360,561	UBS AG	(78)
03/31/2026	USD	5,200,000	KRW	7,531,931,530	UBS AG	(41,768)
03/03/2026	USD	169,834	NOK	1,621,054	UBS AG	(651)
03/18/2026	USD	35,526,956	NOK	348,849,103	UBS AG	(1,157,930)
03/18/2026	USD	21,738,808	NZD	36,586,107	UBS AG	(224,839)
03/31/2026	USD	200,000	PHP	11,647,600	UBS AG	(1,777)
03/03/2026	USD	506,125	SEK	4,580,626	UBS AG	(1,384)
03/18/2026	USD	99,447,776	SEK	916,308,500	UBS AG	(2,168,805)
03/18/2026	USD	345,436	TRY	15,500,000	UBS AG	(1,808)
03/31/2026	USD	3,100,000	TWD	97,448,233	UBS AG	(29,305)
03/18/2026	USD	1,802,021	ZAR	29,000,000	UBS AG	(16,368)
03/02/2026	ZAR	1,000,000	USD	62,916	UBS AG	(131)
Net Unrealized Appreciation (Depreciation)						$4,491,914

AUD -	Australian Dollars	KRW -	South Korean Won
BRL -	Brazilian Real	MXN -	Mexican Peso
CAD -	Canadian Dollar	NOK -	Norwegian Krone
CHF -	Swiss Franc	NZD -	New Zealand Dollar
CLP -	Chilean Peso	PEN -	Peruvian Sol
CNH -	Chinese Offshore Renminbi	PHP -	Philippine Peso
COP -	Colombian Peso	PLN -	Polish Zloty
CZK -	Czech Republic Koruna	SEK -	Swedish Krona
EUR -	Euro	SGD -	Singapore Dollar
GBP -	British Pound	THB -	Thai Baht
HUF -	Hungarian Forint	TRY -	Turkish Lira
IDR -	Indonesian Rupiah	TWD -	New Taiwan Dollar
ILS -	Israeli New Shekel	USD -	United States Dollar
INR -	Indian Rupee	ZAR -	South African Rand
JPY -	Japanese Yen

The accompanying notes are an integral part of the financial statements.
24

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Interest rate swap contracts outstanding as of February 28, 2026 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	1 mo. SARON	-0.19%	03/18/2028	CHF	605,914	$—
Receive	1 mo. SARON	0.11%	03/18/2031	CHF	2,700,000	(173)
Receive	1 mo. SARON	0.38%	03/18/2031	CHF	900,000	(16,296)
Receive	1 mo. SARON	0.44%	03/18/2036	CHF	1,500,000	(3,751)
Receive	1 mo. SARON	0.67%	03/18/2036	CHF	250,000	(8,197)
Receive	1 mo. SARON	0.69%	03/18/2036	CHF	750,000	(26,300)
Receive	1 mo. WIBOR	3.52%	03/18/2028	PLN	10,000,000	1,485
Receive	1 mo. WIBOR	3.52%	03/18/2028	PLN	85,000,000	12,440
Receive	1 mo. WIBOR	3.75%	03/18/2031	PLN	2,000,000	(16)
Receive	1 mo. WIBOR	3.75%	03/18/2031	PLN	36,000,000	1,966
Receive	1 mo. WIBOR	3.78%	03/18/2031	PLN	2,000,000	(742)
Receive	1 mo. WIBOR	4.17%	03/18/2036	PLN	2,000,000	(993)
Receive	1 mo. WIBOR	4.37%	03/18/2036	PLN	1,000,000	(4,936)
Receive	1 mo. WIBOR	4.17%	03/18/2036	PLN	20,000,000	(9,475)
Receive	1 mo. WIBOR	4.27%	03/18/2036	PLN	1,000,000	(2,705)
Receive	28D TIIE	6.76%	03/15/2028	MXN	525,000,000	(25,925)
Receive	28D TIIE	7.27%	03/15/2028	MXN	75,000,000	(45,236)
Receive	28D TIIE	6.73%	03/15/2028	MXN	25,000,000	(280)
Receive	28D TIIE	7.83%	03/12/2031	MXN	30,000,000	(48,770)
Receive	28D TIIE	7.22%	03/12/2031	MXN	210,000,000	(26,825)
Receive	28D TIIE	8.23%	03/05/2036	MXN	20,000,000	(45,389)
Receive	28D TIIE	7.68%	03/05/2036	MXN	120,000,000	—
Receive	3 mo. BKBM	3.32%	06/17/2028	NZD	4,000,000	(9,890)
Receive	3 mo. BKBM	3.30%	06/17/2028	NZD	6,000,000	(13,621)
Receive	3 mo. BKBM	3.27%	06/17/2028	NZD	6,000,000	(11,297)
Receive	3 mo. BKBM	3.36%	06/17/2028	NZD	6,000,000	(17,714)
Receive	3 mo. BKBM	3.84%	06/17/2031	NZD	1,500,000	(10,146)
Receive	3 mo. BKBM	3.88%	06/17/2031	NZD	1,500,000	(11,702)
Receive	3 mo. BKBM	3.89%	06/17/2031	NZD	1,500,000	(12,035)
Receive	3 mo. BKBM	4.00%	06/17/2031	NZD	750,000	(8,276)
Receive	3 mo. BKBM	4.28%	06/17/2036	NZD	800,000	(10,958)
Receive	3 mo. BKBM	4.31%	06/17/2036	NZD	800,000	(11,995)
Receive	3 mo. BKBM	4.35%	06/17/2036	NZD	400,000	(6,755)
Receive	3 mo. BKBM	4.25%	06/17/2036	NZD	800,000	(9,762)
Receive	3 mo. BUBOR	5.76%	06/17/2028	HUF	400,000,000	(3,432)
Receive	3 mo. BUBOR	6.19%	06/17/2028	HUF	2,400,000,000	(80,331)
Receive	3 mo. BUBOR	6.43%	06/17/2031	HUF	600,000,000	(55,237)
Receive	3 mo. BUBOR	5.79%	06/17/2031	HUF	300,000,000	(2,042)
Receive	3 mo. BUBOR	6.16%	06/17/2036	HUF	225,000,000	(3,355)
Receive	3 mo. BUBOR	6.82%	06/17/2036	HUF	225,000,000	(37,777)
Receive	3 mo. BUBOR	6.53%	06/17/2036	HUF	75,000,000	(7,558)
Receive	3 mo. JIBAR	6.26%	06/17/2028	ZAR	20,000,000	—
Receive	3 mo. JIBAR	6.35%	06/17/2028	ZAR	20,000,000	(1,203)
Receive	3 mo. JIBAR	6.29%	06/17/2028	ZAR	40,000,000	717
Receive	3 mo. JIBAR	6.26%	06/17/2028	ZAR	80,000,000	3,655
Receive	3 mo. JIBAR	6.80%	06/17/2031	ZAR	20,000,000	(10,367)
Receive	3 mo. JIBAR	7.51%	06/17/2036	ZAR	15,000,000	(13,196)
Receive	3 mo. JIBAR	7.65%	06/17/2036	ZAR	10,000,000	(15,072)
Receive	3 mo. NIBOR	4.41%	06/17/2028	NOK	20,000,000	(2,938)

The accompanying notes are an integral part of the financial statements.
25

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	3 mo. NIBOR	4.11%	06/17/2028	NOK	20,000,000	$8,888
Receive	3 mo. NIBOR	4.14%	06/17/2028	NOK	20,000,000	7,710
Receive	3 mo. NIBOR	4.17%	06/17/2028	NOK	10,000,000	3,089
Receive	3 mo. NIBOR	4.08%	06/17/2028	NOK	310,000,000	155,433
Receive	3 mo. NIBOR	4.17%	06/17/2028	NOK	10,000,000	3,118
Receive	3 mo. NIBOR	4.10%	06/17/2031	NOK	8,000,000	3,006
Receive	3 mo. NIBOR	4.08%	06/17/2031	NOK	120,000,000	56,224
Receive	3 mo. NIBOR	4.15%	06/17/2031	NOK	4,000,000	575
Receive	3 mo. NIBOR	4.32%	06/17/2031	NOK	8,000,000	(4,862)
Receive	3 mo. NIBOR	4.11%	06/17/2031	NOK	8,000,000	2,820
Receive	3 mo. NIBOR	4.19%	06/17/2036	NOK	6,000,000	(675)
Receive	3 mo. NIBOR	4.22%	06/17/2036	NOK	4,000,000	(1,503)
Receive	3 mo. NIBOR	4.21%	06/17/2036	NOK	2,000,000	(497)
Receive	3 mo. NIBOR	4.33%	06/17/2036	NOK	4,000,000	(5,373)
Receive	3 mo. NIBOR	4.16%	06/17/2036	NOK	72,000,000	7,178
Receive	3 mo. PRIBOR	3.92%	06/17/2028	CZK	480,000,000	(264,473)
Receive	3 mo. PRIBOR	4.15%	06/17/2031	CZK	200,000,000	(258,441)
Receive	3 mo. PRIBOR	4.38%	06/17/2036	CZK	110,000,000	(230,149)
Receive	3 mo. SORA	1.70%	03/18/2028	SGD	2,000,000	(13,123)
Receive	3 mo. SORA	1.33%	03/18/2028	SGD	30,000,000	(24,155)
Receive	3 mo. SORA	1.66%	03/18/2031	SGD	7,500,000	(21,941)
Receive	3 mo. SORA	2.05%	03/18/2031	SGD	750,000	(13,436)
Receive	3 mo. SORA	2.33%	03/18/2036	SGD	400,000	(11,613)
Receive	3 mo. SORA	2.00%	03/18/2036	SGD	2,000,000	(10,397)
Receive	3 mo. STIBOR	2.00%	03/18/2028	SEK	140,000,000	(5,901)
Receive	3 mo. STIBOR	2.23%	03/18/2028	SEK	20,000,000	(10,742)
Receive	3 mo. STIBOR	2.36%	03/18/2028	SEK	100,000,000	(82,241)
Receive	3 mo. STIBOR	2.62%	03/18/2031	SEK	12,000,000	(21,016)
Receive	3 mo. STIBOR	2.33%	03/18/2031	SEK	72,000,000	(16,966)
Receive	3 mo. STIBOR	2.55%	03/18/2031	SEK	4,000,000	(5,638)
Receive	3 mo. STIBOR	2.72%	03/18/2031	SEK	128,000,000	(289,953)
Receive	3 mo. STIBOR	3.15%	03/18/2036	SEK	32,200,710	—
Pay	1 mo. SARON	0.14%	03/18/2028	CHF	605,914	—
Pay	1 mo. SARON	-0.05%	09/16/2028	CHF	1,150,000	711
Pay	1 mo. SARON	-0.05%	09/16/2028	CHF	4,600,000	2,540
Pay	1 mo. SARON	0.22%	03/18/2031	CHF	450,000	3,444
Pay	1 mo. SARON	0.15%	03/18/2031	CHF	900,000	2,438
Pay	1 mo. SARON	0.31%	03/18/2031	CHF	450,000	5,967
Pay	1 mo. SARON	0.14%	03/18/2031	CHF	450,000	907
Pay	1 mo. SARON	0.16%	03/18/2031	CHF	450,000	1,664
Pay	1 mo. SARON	0.31%	03/18/2031	CHF	450,000	5,893
Pay	1 mo. SARON	0.25%	03/18/2031	CHF	450,000	4,201
Pay	1 mo. SARON	0.17%	09/16/2031	CHF	2,700,000	209
Pay	1 mo. SARON	0.19%	09/16/2031	CHF	450,000	687
Pay	1 mo. SARON	0.59%	03/18/2036	CHF	250,000	5,543
Pay	1 mo. SARON	0.68%	03/18/2036	CHF	250,000	8,441
Pay	1 mo. SARON	0.66%	03/18/2036	CHF	250,000	7,643
Pay	1 mo. SARON	0.47%	03/18/2036	CHF	250,000	1,439
Pay	1 mo. SARON	0.56%	03/18/2036	CHF	250,000	4,517
Pay	1 mo. SARON	0.55%	03/18/2036	CHF	250,000	4,175

The accompanying notes are an integral part of the financial statements.
26

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	1 mo. SARON	0.64%	03/18/2036	CHF	250,000	$6,992
Pay	1 mo. SARON	0.48%	03/18/2036	CHF	750,000	5,686
Pay	1 mo. SARON	0.51%	09/16/2036	CHF	250,000	924
Pay	1 mo. SARON	0.50%	09/16/2036	CHF	1,500,000	3,986
Pay	1 mo. SARON	0.49%	09/16/2036	CHF	250,000	—
Pay	1 mo. WIBOR	3.55%	03/18/2028	PLN	10,000,000	58
Pay	1 mo. WIBOR	3.70%	03/18/2028	PLN	85,000,000	69,671
Pay	1 mo. WIBOR	3.50%	09/16/2028	PLN	85,000,000	(11,060)
Pay	1 mo. WIBOR	3.80%	03/18/2031	PLN	4,000,000	2,609
Pay	1 mo. WIBOR	3.94%	03/18/2031	PLN	36,000,000	85,871
Pay	1 mo. WIBOR	3.80%	09/16/2031	PLN	36,000,000	(275)
Pay	1 mo. WIBOR	4.26%	03/18/2036	PLN	2,000,000	2,428
Pay	1 mo. WIBOR	4.18%	03/18/2036	PLN	1,000,000	755
Pay	1 mo. WIBOR	4.36%	03/18/2036	PLN	21,000,000	99,868
Pay	1 mo. WIBOR	4.24%	09/16/2036	PLN	20,000,000	11,025
Pay	28D TIIE	6.92%	03/15/2028	MXN	50,000,000	11,062
Pay	28D TIIE	7.26%	03/15/2028	MXN	50,000,000	29,884
Pay	28D TIIE	6.85%	03/15/2028	MXN	25,000,000	3,690
Pay	28D TIIE	7.14%	03/15/2028	MXN	25,000,000	11,464
Pay	28D TIIE	7.22%	03/15/2028	MXN	50,000,000	27,571
Pay	28D TIIE	7.12%	03/15/2028	MXN	25,000,000	11,123
Pay	28D TIIE	7.39%	03/15/2028	MXN	400,000,000	292,980
Pay	28D TIIE	6.88%	09/14/2028	MXN	525,000,000	26,795
Pay	28D TIIE	7.30%	03/12/2031	MXN	20,000,000	6,607
Pay	28D TIIE	7.62%	03/12/2031	MXN	20,000,000	21,954
Pay	28D TIIE	7.31%	03/12/2031	MXN	20,000,000	6,975
Pay	28D TIIE	7.63%	03/12/2031	MXN	10,000,000	11,345
Pay	28D TIIE	7.41%	03/12/2031	MXN	20,000,000	11,886
Pay	28D TIIE	7.85%	03/12/2031	MXN	150,000,000	251,217
Pay	28D TIIE	7.28%	09/11/2031	MXN	10,000,000	—
Pay	28D TIIE	7.35%	09/11/2031	MXN	210,000,000	25,950
Pay	28D TIIE	7.96%	03/05/2036	MXN	5,000,000	5,970
Pay	28D TIIE	7.83%	03/05/2036	MXN	15,000,000	9,614
Pay	28D TIIE	8.25%	03/05/2036	MXN	95,000,000	224,939
Pay	28D TIIE	8.03%	03/05/2036	MXN	5,000,000	7,353
Pay	28D TIIE	7.80%	03/05/2036	MXN	10,000,000	5,221
Pay	28D TIIE	7.90%	03/05/2036	MXN	10,000,000	9,277
Pay	28D TIIE	7.79%	09/04/2036	MXN	120,000,000	—
Pay	28D TIIE	7.78%	09/04/2036	MXN	5,000,000	—
Pay	3 mo. BKBM	3.21%	06/17/2028	NZD	4,000,000	4,849
Pay	3 mo. BKBM	3.32%	06/17/2028	NZD	2,000,000	4,991
Pay	3 mo. BKBM	3.25%	06/17/2028	NZD	4,000,000	6,375
Pay	3 mo. BKBM	3.21%	06/17/2028	NZD	2,000,000	2,376
Pay	3 mo. BKBM	3.14%	06/17/2028	NZD	4,000,000	1,565
Pay	3 mo. BKBM	3.11%	06/17/2028	NZD	4,000,000	131
Pay	3 mo. BKBM	3.26%	06/17/2028	NZD	4,000,000	7,069
Pay	3 mo. BKBM	3.09%	06/17/2028	NZD	4,000,000	(910)
Pay	3 mo. BKBM	3.28%	06/17/2028	NZD	2,000,000	4,066
Pay	3 mo. BKBM	3.18%	06/17/2028	NZD	4,000,000	3,369
Pay	3 mo. BKBM	3.11%	06/17/2028	NZD	2,000,000	135

The accompanying notes are an integral part of the financial statements.
27

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	3 mo. BKBM	3.41%	06/17/2028	NZD	28,000,000	$99,048
Pay	3 mo. BKBM	3.32%	06/17/2028	NZD	2,000,000	4,806
Pay	3 mo. BKBM	3.70%	06/17/2031	NZD	1,500,000	4,520
Pay	3 mo. BKBM	3.61%	06/17/2031	NZD	1,500,000	537
Pay	3 mo. BKBM	3.65%	06/17/2031	NZD	750,000	1,190
Pay	3 mo. BKBM	3.77%	06/17/2031	NZD	750,000	3,656
Pay	3 mo. BKBM	3.63%	06/17/2031	NZD	750,000	833
Pay	3 mo. BKBM	3.68%	06/17/2031	NZD	1,500,000	3,617
Pay	3 mo. BKBM	3.81%	06/17/2031	NZD	1,500,000	9,037
Pay	3 mo. BKBM	3.91%	06/17/2031	NZD	5,250,000	45,714
Pay	3 mo. BKBM	3.59%	06/17/2031	NZD	1,500,000	—
Pay	3 mo. BKBM	3.75%	06/17/2031	NZD	1,500,000	6,450
Pay	3 mo. BKBM	3.78%	06/17/2031	NZD	750,000	3,779
Pay	3 mo. BKBM	3.60%	06/17/2031	NZD	1,500,000	393
Pay	3 mo. BKBM	3.78%	06/17/2031	NZD	1,500,000	7,538
Pay	3 mo. BKBM	4.19%	06/17/2036	NZD	800,000	7,249
Pay	3 mo. BKBM	4.00%	06/17/2036	NZD	400,000	—
Pay	3 mo. BKBM	4.18%	06/17/2036	NZD	400,000	3,425
Pay	3 mo. BKBM	4.10%	06/17/2036	NZD	800,000	3,799
Pay	3 mo. BKBM	4.30%	06/17/2036	NZD	2,000,000	29,489
Pay	3 mo. BKBM	4.16%	06/17/2036	NZD	1,600,000	12,185
Pay	3 mo. BKBM	4.25%	06/17/2036	NZD	800,000	9,801
Pay	3 mo. BKBM	4.07%	06/17/2036	NZD	800,000	2,303
Pay	3 mo. BKBM	4.09%	06/17/2036	NZD	400,000	1,730
Pay	3 mo. BKBM	4.06%	06/17/2036	NZD	800,000	1,905
Pay	3 mo. BUBOR	5.90%	06/17/2028	HUF	400,000,000	6,773
Pay	3 mo. BUBOR	5.71%	06/17/2028	HUF	400,000,000	2,287
Pay	3 mo. BUBOR	5.75%	06/17/2028	HUF	400,000,000	3,317
Pay	3 mo. BUBOR	5.55%	06/17/2028	HUF	400,000,000	(1,352)
Pay	3 mo. BUBOR	5.80%	06/17/2028	HUF	800,000,000	8,694
Pay	3 mo. BUBOR	5.76%	06/17/2028	HUF	800,000,000	7,207
Pay	3 mo. BUBOR	5.92%	06/17/2028	HUF	400,000,000	7,140
Pay	3 mo. BUBOR	6.06%	06/17/2031	HUF	150,000,000	6,485
Pay	3 mo. BUBOR	6.04%	06/17/2031	HUF	150,000,000	5,990
Pay	3 mo. BUBOR	6.17%	06/17/2031	HUF	300,000,000	17,245
Pay	3 mo. BUBOR	5.75%	06/17/2031	HUF	150,000,000	308
Pay	3 mo. BUBOR	6.13%	06/17/2031	HUF	150,000,000	7,811
Pay	3 mo. BUBOR	6.00%	06/17/2031	HUF	150,000,000	5,198
Pay	3 mo. BUBOR	5.74%	06/17/2031	HUF	150,000,000	150
Pay	3 mo. BUBOR	6.13%	06/17/2031	HUF	150,000,000	7,752
Pay	3 mo. BUBOR	6.35%	06/17/2036	HUF	75,000,000	4,486
Pay	3 mo. BUBOR	6.15%	06/17/2036	HUF	75,000,000	1,032
Pay	3 mo. BUBOR	6.50%	06/17/2036	HUF	75,000,000	7,055
Pay	3 mo. BUBOR	6.45%	06/17/2036	HUF	75,000,000	6,126
Pay	3 mo. BUBOR	6.43%	06/17/2036	HUF	75,000,000	5,736
Pay	3 mo. BUBOR	6.53%	06/17/2036	HUF	75,000,000	7,472
Pay	3 mo. BUBOR	6.57%	06/17/2036	HUF	75,000,000	8,270
Pay	3 mo. BUBOR	6.28%	06/17/2036	HUF	75,000,000	3,167
Pay	3 mo. BUBOR	6.59%	06/17/2036	HUF	150,000,000	17,130
Pay	3 mo. BUBOR	6.12%	06/17/2036	HUF	75,000,000	407

The accompanying notes are an integral part of the financial statements.
28

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	3 mo. JIBAR	6.41%	06/17/2028	ZAR	540,000,000	$68,396
Pay	3 mo. JIBAR	6.23%	06/17/2028	ZAR	20,000,000	(1,631)
Pay	3 mo. JIBAR	6.24%	06/17/2028	ZAR	40,000,000	(2,799)
Pay	3 mo. JIBAR	6.35%	06/17/2028	ZAR	40,000,000	2,313
Pay	3 mo. JIBAR	6.25%	06/17/2028	ZAR	20,000,000	(1,284)
Pay	3 mo. JIBAR	6.73%	06/17/2031	ZAR	10,000,000	3,261
Pay	3 mo. JIBAR	6.86%	06/17/2031	ZAR	240,000,000	159,815
Pay	3 mo. JIBAR	7.18%	06/17/2036	ZAR	5,000,000	(3,086)
Pay	3 mo. JIBAR	7.52%	06/17/2036	ZAR	5,000,000	4,692
Pay	3 mo. JIBAR	7.64%	06/17/2036	ZAR	10,000,000	14,437
Pay	3 mo. JIBAR	7.72%	06/17/2036	ZAR	140,000,000	252,420
Pay	3 mo. NIBOR	4.04%	06/17/2028	NOK	20,000,000	(11,324)
Pay	3 mo. NIBOR	4.31%	06/17/2028	NOK	30,000,000	(1,310)
Pay	3 mo. NIBOR	4.12%	06/17/2028	NOK	40,000,000	(16,598)
Pay	3 mo. NIBOR	4.06%	06/17/2028	NOK	30,000,000	(15,808)
Pay	3 mo. NIBOR	4.03%	06/17/2028	NOK	20,000,000	(12,032)
Pay	3 mo. NIBOR	4.06%	06/17/2028	NOK	20,000,000	(10,735)
Pay	3 mo. NIBOR	4.07%	06/17/2028	NOK	20,000,000	(10,185)
Pay	3 mo. NIBOR	4.33%	06/17/2028	NOK	10,000,000	(44)
Pay	3 mo. NIBOR	4.04%	06/17/2028	NOK	30,000,000	(17,429)
Pay	3 mo. NIBOR	3.99%	06/17/2028	NOK	30,000,000	(20,228)
Pay	3 mo. NIBOR	3.99%	06/17/2028	NOK	20,000,000	(13,387)
Pay	3 mo. NIBOR	4.06%	06/17/2031	NOK	8,000,000	(4,825)
Pay	3 mo. NIBOR	4.07%	06/17/2031	NOK	8,000,000	(4,194)
Pay	3 mo. NIBOR	4.06%	06/17/2031	NOK	12,000,000	(6,819)
Pay	3 mo. NIBOR	4.02%	06/17/2031	NOK	16,000,000	(12,098)
Pay	3 mo. NIBOR	4.01%	06/17/2031	NOK	8,000,000	(6,550)
Pay	3 mo. NIBOR	4.04%	06/17/2031	NOK	8,000,000	(5,381)
Pay	3 mo. NIBOR	4.10%	06/17/2036	NOK	2,000,000	(1,371)
Pay	3 mo. NIBOR	4.26%	06/17/2036	NOK	8,000,000	5,993
Pay	3 mo. NIBOR	4.13%	06/17/2036	NOK	4,000,000	(1,553)
Pay	3 mo. NIBOR	4.16%	06/17/2036	NOK	2,000,000	(344)
Pay	3 mo. NIBOR	4.19%	06/17/2036	NOK	4,000,000	620
Pay	3 mo. NIBOR	4.14%	06/17/2036	NOK	4,000,000	(1,078)
Pay	3 mo. NIBOR	4.12%	06/17/2036	NOK	8,000,000	(3,887)
Pay	3 mo. NIBOR	4.11%	06/17/2036	NOK	10,000,000	(5,454)
Pay	3 mo. PRIBOR	3.33%	06/17/2028	CZK	30,000,000	—
Pay	3 mo. PRIBOR	3.50%	06/17/2028	CZK	30,000,000	4,588
Pay	3 mo. PRIBOR	3.61%	06/17/2028	CZK	30,000,000	7,834
Pay	3 mo. PRIBOR	3.79%	06/17/2028	CZK	60,000,000	25,550
Pay	3 mo. PRIBOR	3.48%	06/17/2028	CZK	60,000,000	8,272
Pay	3 mo. PRIBOR	3.31%	06/17/2028	CZK	30,000,000	(593)
Pay	3 mo. PRIBOR	3.33%	06/17/2028	CZK	30,000,000	14
Pay	3 mo. PRIBOR	3.75%	06/17/2028	CZK	30,000,000	11,871
Pay	3 mo. PRIBOR	3.32%	06/17/2028	CZK	30,000,000	(324)
Pay	3 mo. PRIBOR	3.35%	06/17/2028	CZK	30,000,000	551
Pay	3 mo. PRIBOR	3.53%	06/17/2028	CZK	30,000,000	5,435
Pay	3 mo. PRIBOR	3.63%	06/17/2028	CZK	60,000,000	16,883
Pay	3 mo. PRIBOR	3.71%	06/17/2028	CZK	60,000,000	21,259
Pay	3 mo. PRIBOR	3.68%	06/17/2028	CZK	60,000,000	18,983

The accompanying notes are an integral part of the financial statements.
29

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	3 mo. PRIBOR	3.34%	06/17/2028	CZK	30,000,000	$156
Pay	3 mo. PRIBOR	3.66%	06/17/2028	CZK	30,000,000	9,246
Pay	3 mo. PRIBOR	3.59%	06/17/2028	CZK	60,000,000	14,314
Pay	3 mo. PRIBOR	3.79%	06/17/2031	CZK	25,000,000	12,117
Pay	3 mo. PRIBOR	3.88%	06/17/2031	CZK	12,500,000	8,631
Pay	3 mo. PRIBOR	3.93%	06/17/2031	CZK	25,000,000	20,170
Pay	3 mo. PRIBOR	3.78%	06/17/2031	CZK	25,000,000	11,950
Pay	3 mo. PRIBOR	3.62%	06/17/2031	CZK	12,500,000	1,417
Pay	3 mo. PRIBOR	3.57%	06/17/2031	CZK	12,500,000	47
Pay	3 mo. PRIBOR	3.64%	06/17/2031	CZK	25,000,000	4,009
Pay	3 mo. PRIBOR	3.73%	06/17/2031	CZK	12,500,000	4,577
Pay	3 mo. PRIBOR	3.58%	06/17/2031	CZK	12,500,000	229
Pay	3 mo. PRIBOR	3.87%	06/17/2031	CZK	25,000,000	16,535
Pay	3 mo. PRIBOR	3.72%	06/17/2031	CZK	12,500,000	4,213
Pay	3 mo. PRIBOR	3.65%	06/17/2031	CZK	12,500,000	2,270
Pay	3 mo. PRIBOR	3.63%	06/17/2031	CZK	12,500,000	1,585
Pay	3 mo. PRIBOR	3.76%	06/17/2031	CZK	12,500,000	5,332
Pay	3 mo. PRIBOR	3.82%	06/17/2031	CZK	12,500,000	6,925
Pay	3 mo. PRIBOR	3.61%	06/17/2031	CZK	12,500,000	1,138
Pay	3 mo. PRIBOR	3.59%	06/17/2031	CZK	12,500,000	439
Pay	3 mo. PRIBOR	3.91%	06/17/2031	CZK	12,500,000	9,568
Pay	3 mo. PRIBOR	4.17%	06/17/2036	CZK	15,000,000	18,430
Pay	3 mo. PRIBOR	3.92%	06/17/2036	CZK	10,000,000	2,334
Pay	3 mo. PRIBOR	4.12%	06/17/2036	CZK	10,000,000	10,313
Pay	3 mo. PRIBOR	4.06%	06/17/2036	CZK	5,000,000	4,005
Pay	3 mo. PRIBOR	3.98%	06/17/2036	CZK	10,000,000	4,432
Pay	3 mo. PRIBOR	3.97%	06/17/2036	CZK	5,000,000	2,113
Pay	3 mo. PRIBOR	4.22%	06/17/2036	CZK	5,000,000	7,254
Pay	3 mo. PRIBOR	4.07%	06/17/2036	CZK	10,000,000	8,421
Pay	3 mo. PRIBOR	3.90%	06/17/2036	CZK	10,000,000	1,142
Pay	3 mo. PRIBOR	3.86%	06/17/2036	CZK	5,000,000	(128)
Pay	3 mo. PRIBOR	3.93%	06/17/2036	CZK	5,000,000	1,352
Pay	3 mo. PRIBOR	3.95%	06/17/2036	CZK	15,000,000	5,167
Pay	3 mo. PRIBOR	3.88%	06/17/2036	CZK	5,000,000	304
Pay	3 mo. PRIBOR	4.15%	06/17/2036	CZK	10,000,000	11,567
Pay	3 mo. PRIBOR	4.01%	06/17/2036	CZK	10,000,000	5,995
Pay	3 mo. PRIBOR	4.03%	06/17/2036	CZK	15,000,000	10,287
Pay	3 mo. PRIBOR	3.95%	06/17/2036	CZK	5,000,000	1,774
Pay	3 mo. SORA	1.55%	03/18/2028	SGD	2,000,000	8,562
Pay	3 mo. SORA	1.48%	03/18/2028	SGD	2,000,000	6,500
Pay	3 mo. SORA	1.33%	03/18/2028	SGD	2,000,000	1,532
Pay	3 mo. SORA	1.62%	03/18/2028	SGD	2,000,000	10,624
Pay	3 mo. SORA	1.72%	03/18/2028	SGD	18,000,000	124,859
Pay	3 mo. SORA	1.35%	03/18/2028	SGD	2,000,000	2,220
Pay	3 mo. SORA	1.56%	03/18/2028	SGD	2,000,000	8,843
Pay	3 mo. SORA	1.39%	03/18/2028	SGD	2,000,000	3,563
Pay	3 mo. SORA	1.44%	09/16/2028	SGD	30,000,000	29,848
Pay	3 mo. SORA	1.91%	03/18/2031	SGD	750,000	9,532
Pay	3 mo. SORA	1.93%	03/18/2031	SGD	750,000	10,059
Pay	3 mo. SORA	1.65%	03/18/2031	SGD	750,000	2,080

The accompanying notes are an integral part of the financial statements.
30

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	3 mo. SORA	2.10%	03/18/2031	SGD	4,500,000	$89,248
Pay	3 mo. SORA	1.78%	03/18/2031	SGD	750,000	5,870
Pay	3 mo. SORA	1.68%	03/18/2031	SGD	750,000	2,764
Pay	3 mo. SORA	1.76%	09/16/2031	SGD	7,500,000	23,274
Pay	3 mo. SORA	1.76%	09/16/2031	SGD	750,000	2,356
Pay	3 mo. SORA	2.23%	03/18/2036	SGD	400,000	8,619
Pay	3 mo. SORA	2.03%	03/18/2036	SGD	400,000	2,947
Pay	3 mo. SORA	2.38%	03/18/2036	SGD	1,600,000	51,720
Pay	3 mo. SORA	2.07%	09/16/2036	SGD	800,000	4,515
Pay	3 mo. SORA	2.07%	09/16/2036	SGD	2,000,000	11,072
Pay	3 mo. STIBOR	2.01%	03/18/2028	SEK	20,000,000	1,405
Pay	3 mo. STIBOR	2.24%	03/18/2028	SEK	40,000,000	22,349
Pay	3 mo. STIBOR	2.28%	03/18/2028	SEK	30,000,000	19,615
Pay	3 mo. STIBOR	1.96%	03/18/2028	SEK	20,000,000	(756)
Pay	3 mo. STIBOR	2.29%	03/18/2028	SEK	30,000,000	19,939
Pay	3 mo. STIBOR	2.00%	03/18/2028	SEK	20,000,000	951
Pay	3 mo. STIBOR	2.27%	03/18/2028	SEK	20,000,000	12,644
Pay	3 mo. STIBOR	2.24%	03/18/2028	SEK	20,000,000	11,088
Pay	3 mo. STIBOR	2.20%	03/18/2028	SEK	20,000,000	9,316
Pay	3 mo. STIBOR	2.29%	03/18/2028	SEK	20,000,000	13,401
Pay	3 mo. STIBOR	1.99%	03/18/2028	SEK	20,000,000	432
Pay	3 mo. STIBOR	2.10%	09/16/2028	SEK	10,000,000	1,185
Pay	3 mo. STIBOR	2.08%	09/16/2028	SEK	140,000,000	10,596
Pay	3 mo. STIBOR	2.09%	09/16/2028	SEK	30,000,000	—
Pay	3 mo. STIBOR	2.08%	09/16/2028	SEK	10,000,000	693
Pay	3 mo. STIBOR	2.30%	03/18/2031	SEK	8,000,000	633
Pay	3 mo. STIBOR	2.31%	03/18/2031	SEK	8,000,000	1,176
Pay	3 mo. STIBOR	2.57%	03/18/2031	SEK	16,000,000	23,889
Pay	3 mo. STIBOR	2.55%	03/18/2031	SEK	12,000,000	16,508
Pay	3 mo. STIBOR	2.36%	03/18/2031	SEK	8,000,000	3,200
Pay	3 mo. STIBOR	2.60%	03/18/2031	SEK	8,000,000	13,364
Pay	3 mo. STIBOR	2.65%	03/18/2031	SEK	8,000,000	15,096
Pay	3 mo. STIBOR	2.66%	03/18/2031	SEK	12,000,000	23,395
Pay	3 mo. STIBOR	2.34%	03/18/2031	SEK	16,000,000	4,939
Pay	3 mo. STIBOR	2.62%	03/18/2031	SEK	12,000,000	20,797
Pay	3 mo. STIBOR	2.56%	03/18/2031	SEK	8,000,000	11,569
Pay	3 mo. STIBOR	2.52%	03/18/2031	SEK	8,000,000	9,816
Pay	3 mo. STIBOR	2.32%	03/18/2031	SEK	12,000,000	2,076
Pay	3 mo. STIBOR	2.39%	03/18/2031	SEK	8,000,000	4,223
Pay	3 mo. STIBOR	2.60%	03/18/2031	SEK	16,000,000	26,226
Pay	3 mo. STIBOR	2.41%	03/18/2031	SEK	8,000,000	5,057
Pay	3 mo. STIBOR	2.53%	03/18/2031	SEK	8,000,000	10,442
Pay	3 mo. STIBOR	2.40%	03/18/2031	SEK	16,000,000	9,823
Pay	3 mo. STIBOR	2.62%	03/18/2031	SEK	12,000,000	20,985
Pay	3 mo. STIBOR	2.57%	03/18/2031	SEK	12,000,000	18,105
Pay	3 mo. STIBOR	2.44%	09/16/2031	SEK	4,000,000	1,334
Pay	3 mo. STIBOR	2.43%	09/16/2031	SEK	16,000,000	4,964
Pay	3 mo. STIBOR	2.42%	09/16/2031	SEK	72,000,000	18,996
Pay	3 mo. STIBOR	2.59%	03/18/2036	SEK	32,200,710	—
Pay	3 mo. STIBOR	2.80%	09/16/2036	SEK	4,000,000	2,509

The accompanying notes are an integral part of the financial statements.
31

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Concluded)

February 28, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	3 mo. STIBOR	2.82%	09/16/2036	SEK	4,000,000	$3,300
Pay	3 mo. STIBOR	2.76%	09/16/2036	SEK	4,000,000	—
Pay	3 mo. STIBOR	2.82%	09/16/2036	SEK	10,000,000	8,733
Pay	3 mo. STIBOR	2.80%	09/16/2036	SEK	4,000,000	2,490
Pay	3 mo. STIBOR	2.78%	09/16/2036	SEK	4,000,000	$1,795
Total Interest Rate Swaps						$1,636,652

Bank of America Securities, Inc. is the counterparty for the interest rate swaps in the Fund.

There were no upfront premiums paid or received on the interest rate swaps.

Interest rate swaps generally settle net cash flows on a monthly basis, except for Mexican TIIE-based swaps, which settle on a 28-day cycle.

BKBM - New Zealand Bank Bill Benchmark was 2.49% as of February 28, 2026.

BUBOR - Budapest Interbank Offered Rate was 6.15% as of February 28, 2026.

JIBAR - Johannesburg Interbank Agreed Rate was -0.08% as of February 28, 2026.

NIBOR - Norwegian Interbank Offered Rate was 4.17% as of February 28, 2026.

PRIBOR - Prague Interbank Offered Rate was 3.48% as of February 28, 2026.

SARON - Swiss Average Rate Overnight was 6.63% as of February 28, 2026.

SORA - Singapore Overnight Rate Average was 1.15% as of February 28, 2026.

STIBOR - Stockholm Interbank Offered Rate was 2.20% as of February 28, 2026.

TIIE - Mexican Interbank Equilibrium Interest Rate was 7.31% as of February 28, 2026.

WIBOR - Warsaw Interbank Offered Rate was 3.90% as of February 28, 2026.

CHF -	Swiss Franc	NZD -	New Zealand Dollar
CZK -	Czech Koruna	PLN -	Polish Zloty
HUF -	Hungarian Forint	SEK -	Swedish Krona
MXN -	Mexican Peso	SGD -	Singapore Dollar
NOK -	Norwegian Krone	ZAR -	South African Rand

The accompanying notes are an integral part of the financial statements.
32

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2026 (UNAUDITED)

ASSETS
Investments, at value (cost $1,834,365,789)	$1,834,586,120
Cash and cash equivalents	151,704,829
Foreign currency deposits with broker for futures contracts (cost $6,300,823)	6,525,137
Deposit with brokers:
Futures contracts	283,581,202
Forward foreign currency contracts	36,304,432
Receivables for:
Capital shares sold	2,978,278
Interest receivable	388,619
Unrealized appreciation on futures contracts	148,374,604
Unrealized appreciation on forward foreign currency contracts	22,815,906
Unrealized appreciation on interest rate swaps	3,769,245
Prepaid expenses and other assets	87,045
Total assets	2,491,115,417

LIABILITIES
Payables for:
Advisory fees	3,143,478
Capital shares redeemed	2,419,328
Unrealized depreciation on futures contracts	43,900,838
Unrealized depreciation on forward foreign currency contracts	18,323,992
Unrealized depreciation on interest rate swaps	2,132,593
Other accrued expenses and liabilities	491,984
Total liabilities	70,412,213
Net assets	$2,420,703,204

NET ASSETS CONSIST OF:
Par value	$206,765
Paid-in capital	2,243,829,857
Total distributable earnings/(losses)	176,666,582
Net assets	$2,420,703,204

CLASS A SHARES:
Net assets	$17,568,655
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,510,286
Net asset value and redemption price per share	$11.63
Maximum offering price per share (100/94.25 of $11.63)	$12.34

CLASS I SHARES:
Net assets	$2,395,970,319
Shares outstanding ($0.001 par value, 500,000,000 shares authorized)	204,608,361
Net asset value, offering and redemption price per share	$11.71

CLASS C SHARES:
Net assets	$7,164,230
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	646,762
Net asset value, offering and redemption price per share	$11.08

The accompanying notes are an integral part of the financial statements.
33

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE Period ENDED FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT INCOME
Interest	$42,938,846
Total investment income	42,938,846
EXPENSES
Advisory fees	20,755,460
Administration and accounting services fees	158,426
Transfer agent fees	107,696
Directors fees	102,756
Legal fees	66,591
Printing and shareholder reporting fees	63,942
Officers fees	59,768
Registration and filing fees	51,929
Custodian fees	51,483
Distribution fees (Class C Shares)	25,903
Distribution fees (Class A Shares)	21,770
Other expenses	62,817
Total expenses before waivers and/or reimbursements	21,528,541
Less: waivers and/or reimbursements	(468,857)
Net expenses after waivers and/or reimbursements	21,059,684
Net investment income/(loss)	21,879,162
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	116,698
Futures contracts	157,525,147
Foreign currency transactions	1,145,692
Forward foreign currency contracts	38,456,985
Net change in unrealized appreciation/(depreciation) on:
Investments	(218,905)
Interest rate swaps	1,636,652
Futures contracts	61,540,289
Foreign currency translations	100,188
Forward foreign currency contracts	665,937
Net realized and unrealized gain/(loss) from investments	260,968,683
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,847,845

The accompanying notes are an integral part of the financial statements.
34

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	PERIOD Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$21,879,162	$61,242,506
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts, interest rate swaps	197,244,522	(208,037,326)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts, interest rate swaps	63,724,161	44,624,385
Net increase/(decrease) in net assets resulting from operations	282,847,845	(102,170,435)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(226,677)	(356,826)
Class I	(30,540,920)	(54,735,728)
Class C	(79,557)	(72,722)
Net decrease in net assets from dividends and distributions to shareholders	(30,847,154)	(55,165,276)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	6,075,409	17,956,657
Proceeds from reinvestment of distributions	174,494	278,439
Shares redeemed	(7,434,255)	(21,990,626)
Total from Class A Shares	(1,184,352)	(3,755,530)
Class I Shares
Proceeds from shares sold	346,350,948	1,207,675,903
Proceeds from reinvestment of distributions	20,849,121	35,065,728
Shares redeemed	(518,435,173)	(1,472,184,635)
Total from Class I Shares	(151,235,104)	(229,443,004)
Class C Shares
Proceeds from shares sold	684,891	1,657,464
Proceeds from reinvestment of distributions	55,550	51,424
Shares redeemed	(1,154,737)	(3,211,047)
Total from Class C Shares	(414,296)	(1,502,159)
Net increase/(decrease) in net assets from capital share transactions	(152,833,752)	(234,700,693)
Total increase/(decrease) in net assets	99,166,939	(392,036,404)
NET ASSETS:
Beginning of period	2,321,536,265	2,713,572,669
End of period	$2,420,703,204	$2,321,536,265

The accompanying notes are an integral part of the financial statements.
35

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	PERIOD Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Shares sold	551,218	1,655,674
Shares reinvested	16,023	25,734
Shares redeemed	(675,115)	(2,047,590)
Total Class A Shares	(107,874)	(366,182)
Class I Shares
Shares sold	31,098,336	111,635,749
Shares reinvested	1,902,292	3,225,918
Shares redeemed	(46,566,464)	(136,467,600)
Total Class I Shares	(13,565,836)	(21,605,933)
Class C Shares
Shares sold	65,020	159,328
Shares reinvested	5,347	4,949
Shares redeemed	(110,663)	(311,022)
Total Class C Shares	(40,296)	(146,745)
Net increase in shares outstanding	(13,714,006)	(22,118,860)

The accompanying notes are an integral part of the financial statements.
36

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS A SHARES
	PERIOD Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$11.10	$11.40	$13.56	$11.95	$11.28
Net investment income/(loss)(1)	0.08		0.23	0.33	0.22	(0.19)	(0.24)
Net realized and unrealized gain/(loss) from investments	1.22		(0.68)	(0.52)	(0.60)	2.20	1.07
Net increase/(decrease) in net assets resulting from operations	1.30		(0.45)	(0.19)	(0.38)	2.01	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.18)	(0.11)	(1.11)	(0.27)	(0.16)
Net realized capital gains	—		—	—	(0.67)	(0.13)	—
Total dividends and distributions to shareholders	(0.14)		(0.18)	(0.11)	(1.78)	(0.40)	(0.16)
Net asset value, end of period	$11.63		$10.47	$11.10	$11.40	$13.56	$11.95
Total investment return/(loss)(2)	12.50%		(4.07)%	(1.67)%	(3.05)%	17.40%	7.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,569		$16,940	$22,031	$83,783	$113,480	$21,395
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	2.04	%(6)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	2.08	%(6)	2.10%	2.10%	2.11%	2.10%	2.14%
Ratio of net investment income/(loss) to average net assets	1.44	%(6)	2.16%	2.85%	1.80%	(1.47)%	(2.03)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(5)	Not Annualized
(6)	Annualized

The accompanying notes are an integral part of the financial statements.
37

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	PERIOD Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$10.53		$11.19	$11.57	$13.72	$12.07	$11.38
Net investment income/(loss)(1)	0.09		0.26	0.36	0.25	(0.15)	(0.21)
Net realized and unrealized gain/(loss) from investments	1.24		(0.69)	(0.51)	(0.61)	2.22	1.08
Net increase/(decrease) in net assets resulting from operations	1.33		(0.43)	(0.15)	(0.36)	2.07	0.87
Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.23)	(0.23)	(1.12)	(0.29)	(0.18)
Net realized capital gains	—		—	—	(0.67)	(0.13)	—
Total dividends and distributions to shareholders	(0.15)		(0.23)	(0.23)	(1.79)	(0.42)	(0.18)
Net asset value, end of period	$11.71		$10.53	$11.19	$11.57	$13.72	$12.07
Total investment return/(loss)(2)	12.60%		(3.89)%	(1.32)%	(2.83)%	17.72%	7.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,395,970		$2,297,730	$2,682,705	$2,650,349	$2,564,701	$1,132,714
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	1.83	%(6)	1.85%	1.85%	1.86%	1.85%	1.89%
Ratio of net investment income/(loss) to average net assets	1.87	%(6)	2.40%	3.10%	2.05%	(1.22)%	(1.78)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(5)	Not Annualized
(6)	Annualized

The accompanying notes are an integral part of the financial statements.
38

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	PERIOD Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$9.99		$10.60	$10.95	$13.12	$11.60	$10.98
Net investment income/(loss)(1)	0.04		0.15	0.23	0.12	(0.27)	(0.32)
Net realized and unrealized gain/(loss) from investments	1.17		(0.66)	(0.48)	(0.57)	2.13	1.05
Net increase/(decrease) in net assets resulting from operations	1.21		(0.51)	(0.25)	(0.45)	1.86	0.73
Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.10)	(0.10)	(1.05)	(0.21)	(0.11)
Net realized capital gains	—		—	—	(0.67)	(0.13)	—
Total dividends and distributions to shareholders	(0.12)		(0.10)	(0.10)	(1.72)	(0.34)	(0.11)
Net asset value, end of period	$11.08		$9.99	$10.60	$10.95	$13.12	$11.60
Total investment return/(loss)(2)	12.08%		(4.88)%	(2.29)%	(3.77)%	16.48%	6.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,164		$6,866	$8,837	$9,469	$9,078	$5,524
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	2.79	%(6)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	2.83	%(6)	2.85%	2.85%	2.86%	2.85%	2.89%
Ratio of net investment income/(loss) to average net assets	0.88	%(6)	1.45%	2.10%	1.05%	(2.22)%	(2.78)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(5)	Not Annualized
(6)	Annualized

The accompanying notes are an integral part of the financial statements.
39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

February 28, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $510,008,678, which represented 21.07% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $707,736,533, which represented 29.24% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined

40

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, (“Rule 2a-5”) the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Short-Term Investments	$1,834,586,120	$—	$—	$1,834,586,120
Commodity Contracts
Futures Contracts	80,892,407	—	—	80,892,407
Equity Contracts
Futures Contracts	44,112,023	—	—	44,112,023
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	22,815,906	—	22,815,906
Futures Contracts	5,183,926	—	—	5,183,926
Interest Rate Contracts
Futures Contracts	19,684,090	—	—	19,684,090
Interest Rate Swaps	—	3,769,245	—	3,769,245
Total Assets	$1,984,458,566	$26,585,151	$—	$2,011,043,717

41

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Commodity Contracts
Futures Contracts	$(29,875,859)	$—	$—	$(29,875,859)
Equity Contracts
Futures Contracts	(2,506,416)	—	—	(2,506,416)
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	(18,323,992)	—	(18,323,992)
Futures Contracts	(6,371,038)	—	—	(6,371,038)
Interest Rate Contracts
Futures Contracts	(6,645,366)	—	—	(6,645,366)
Interest Rate Swaps	—	(2,132,593)	—	(2,132,593)
Total Liabilities	$(45,398,680)	$(20,456,585)	$—	$(65,855,265)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts, futures contracts, and interest rate swaps.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

42

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
ASSET DERIVATIVES
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	22,815,906	—	22,815,906
Futures Contracts (a)	Unrealized appreciation on futures contracts	44,112,023	19,684,090	5,183,926	80,892,407	149,872,446
Interest Rate Swaps (a)	Unrealized appreciation on interest rate swaps	—	3,769,245	—	—	3,769,245
Total Value- Assets		$44,112,023	$23,453,335	$27,999,832	$80,892,407	$176,457,597
LIABILITY DERIVATIVES
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	(18,323,992)	—	(18,323,992)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(2,506,416)	(6,645,366)	(6,371,038)	(29,875,859)	(45,398,680)
Interest Rate Swaps (a)	Unrealized depreciation on interest rate swaps	—	(2,132,593)	—	—	(2,132,593)
Total Value- Liabilities		$(2,506,416)	$(8,777,959)	$(24,695,030)	$(29,875,859)	$(65,855,265)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards contracts, futures contracts, and interest rate swaps as reported on the Consolidated Portfolio of Investments.

43

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
REALIZED GAIN/(LOSS)
Futures Contracts	Net realized gain/(loss) from futures contracts	$97,457,951	$(37,171,137)	$11,721,069	$85,517,264	$157,525,147
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	38,456,985	—	38,456,985
Total Realized Gain/(Loss)		$97,457,951	$(37,171,137)	$50,178,054	$85,517,264	$195,982,132

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$18,832,908	$13,653,332	$256,221	$28,797,829	$61,540,289
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	665,937	—	665,937
Interest Rate Swaps	Net change in unrealized appreciation/(depreciation) on interest rate swaps	—	1,636,652	—	—	1,636,652
Total Change in Unrealized Appreciation/(Depreciation)		$18,832,908	$15,289,984	$922,158	$28,797,829	$63,842,878

44

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

FUND	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)	INTEREST RATE SWAPS CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	INTEREST RATE SWAPS CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
Abbey Capital Futures Strategy Fund	$11,033,972,233	$(6,701,059,404)	$(5,611,878,963)	$5,614,203,091	$(710,864)	$1,256,415

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DESCRIPTION	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT(1)	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(2)	NET AMOUNT(3)
	ASSETS				LIABILITIES
Forward Foreign Currency Contracts	$22,815,906	$(18,323,992)	$—	$4,491,914	$18,323,992	$(18,323,992)	$—	$—
Interest Rate Swaps	$3,769,245	$(2,132,593)	$—	$1,636,652	$2,132,593	$(2,132,593)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s

45

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPC is treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18F-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency

46

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

OPTIONS — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. As of the end of the current fiscal period, the Fund has no options.

47

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

OPTIONS WRITTEN — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the current fiscal period, the Fund has no written options.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

48

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

SWAP CONTRACTS — Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

Operating segments — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser (each, a “Trading Adviser” together, the “Trading Advisers”) to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate of 1.77% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

	EXPENSE CAPS
FUND	CLASS A	CLASS I	CLASS C	CLASS T
Abbey Capital Futures Strategy Fund	2.04%	1.79%	2.79%	2.04%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which

49

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

	EXPIRATION AUGUST 31,
FUND	2026	2027	2028	2029	TOTAL
Abbey Capital Futures Strategy Fund	$934,672	$1,582,258	$1,366,423	$468,858	$4,352,211

Aspect Capital Limited, Crabel Capital Management, LLC, Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global LLC, QMS Capital Management LP, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the

50

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Abbey Capital Futures Strategy Fund	$2,207,846,449	$632,969	$(155,824,119)	$(155,191,150)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2025, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Abbey Capital Futures Strategy Fund	$538,551,897	$(538,551,897)

As of August 31, 2025, the components of distributable earnings/(deficits) on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
Abbey Capital Futures Strategy Fund	$24,131,581	$—	$(358,785,961)	$(100,029,046)	$—	$—

51

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (CONCLUDED)

February 28, 2026 (Unaudited)

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Abbey Capital Futures Strategy Fund	$55,165,276	$—	$55,165,276

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had $35,921,856 of unlimited short-term and $61,849,814 of unlimited long-term capital loss carryforwards to offset future capital gains.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

52

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

53

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

semi-Annual Financial Statements

February 28, 2026
(unaudited)

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments

February 28, 2026 (unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 49.6%
Vanguard S&P 500 ETF (a)	748,285	$472,197,766
TOTAL EXCHANGE TRADED FUNDS (Cost $469,200,669)		472,197,766

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 25.3%
3.79%, 03/12/2026 (b)	3,873,000	3,869,106
3.78%, 03/19/2026 (b)	1,390,000	1,387,630
3.64%, 03/26/2026 (b)	11,661,000	11,632,729
3.62%, 04/02/2026 (b)	1,605,000	1,600,004
3.70%, 04/09/2026 (b)	3,370,000	3,357,132
3.60%, 04/16/2026 (b)	1,634,000	1,626,612
3.71%, 04/23/2026 (b)	5,694,000	5,664,350
3.76%, 04/30/2026 (b)	1,503,000	1,494,074
3.77%, 05/14/2026 (b)	5,013,000	4,976,558
3.68%, 05/28/2026 (b)	7,643,000	7,576,852
3.64%, 06/04/2026 (b)	3,603,000	3,569,430
3.54%, 06/11/2026 (b)	17,278,000	17,105,674
3.54%, 07/02/2026 (b)	55,873,000	55,198,924
3.55%, 07/09/2026 (b)	18,218,000	17,985,925
3.56%, 07/16/2026 (b)	20,133,000	19,864,202
3.58%, 07/23/2026 (b)	18,367,000	18,109,824
3.58%, 07/30/2026 (b)	21,996,000	21,673,392
3.56%, 08/06/2026 (b)	21,967,000	21,630,740
3.55%, 08/13/2026 (b)	6,643,000	6,536,767
3.58%, 08/20/2026 (b)	10,698,000	10,519,828
3.57%, 08/27/2026 (b)	5,889,000	5,786,796
TOTAL U.S. TREASURY BILLS (Cost $241,168,444)		241,166,549
TOTAL INVESTMENTS — 74.9% (Cost $710,369,113)		713,364,315
Other Assets in Excess of Liabilities — 25.1%		239,023,772
TOTAL NET ASSETS — 100.0%		$952,388,087

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
1

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Futures contracts outstanding as of February 28, 2026 were as follows:

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	81	06/18/2026	$9,455,484	$77,094
3 Month Canadian Overnight Repo Rate Average	178	09/15/2026	31,905,722	3,885
3 Month Canadian Overnight Repo Rate Average	554	12/15/2026	99,317,309	159,956
3 Month Canadian Overnight Repo Rate Average	52	03/16/2027	9,319,343	11,996
3 Month Canadian Overnight Repo Rate Average	59	06/15/2027	10,568,463	14,699
3 Month Canadian Overnight Repo Rate Average	42	09/14/2027	7,519,079	9,384
3 Month Canadian Overnight Repo Rate Average	20	12/14/2027	3,578,315	513
3 Month Euribor	12	09/14/2026	3,474,082	(2,408)
3 Month Euribor	276	12/14/2026	79,920,183	21,917
3 Month Euribor	148	03/15/2027	42,849,192	12,953
3 Month Euribor	631	06/14/2027	182,632,192	93,361
3 Month Euribor	48	09/13/2027	13,887,819	8,611
3 Month Euribor	173	12/13/2027	50,033,572	71,088
3 Month Euribor	102	03/13/2028	29,486,004	27,103
3 Month Euribor	190	06/19/2028	54,896,846	47,161
3 Month Euribor	19	09/18/2028	5,486,878	4,239
3 Month Euribor	225	12/18/2028	64,942,958	60,232
3 Month Euribor	10	03/19/2029	2,885,024	2,437
3 Month Euribor	20	06/18/2029	5,767,686	4,638
3 Month New Zealand Treasury Bill	32	06/10/2026	19,075,768	1,796
3 Month New Zealand Treasury Bill	25	09/16/2026	14,899,293	3,036
3 Month Swiss Average Overnight Rate	1	12/15/2026	325,584	(49)
30 Day Federal Funds Rate	1	02/26/2027	404,282	271
3-Month Secured Overnight Financing Rate	35	03/16/2027	8,482,688	5,338
3-Month Secured Overnight Financing Rate	53	06/15/2027	12,855,813	10,888
3-Month Secured Overnight Financing Rate	149	09/14/2027	36,154,850	41,887
3-Month Secured Overnight Financing Rate	224	12/14/2027	54,353,600	88,125
3-Month Secured Overnight Financing Rate	71	03/14/2028	17,224,600	25,263
3-Month Secured Overnight Financing Rate	70	06/20/2028	16,975,000	26,613
3-Month Secured Overnight Financing Rate	80	09/19/2028	19,391,000	32,463
3-Month Secured Overnight Financing Rate	445	12/19/2028	107,812,375	267,737
3-Month Secured Overnight Financing Rate	41	03/20/2029	9,928,150	13,325
3-Month Secured Overnight Financing Rate	31	06/18/2029	7,502,775	10,750
3-Month Secured Overnight Financing Rate	13	09/18/2029	3,144,700	5,200
3-Month Secured Overnight Financing Rate	13	12/18/2029	3,143,075	5,037
3-Month Secured Overnight Financing Rate	16	03/19/2030	3,866,600	6,425
Amsterdam Exchanges Index	6	03/20/2026	1,458,303	41,552
Arabica Coffee	3	05/18/2026	315,844	(24,206)
ASX SPI 200 Index	192	03/19/2026	31,323,878	730,976
AUD/USD Cross Currency Rate	520	03/16/2026	36,992,800	1,524,342
Australian Government 10 Year Bonds	94	03/16/2026	7,396,720	1,888
Australian Government 3 Year Bonds	27	03/16/2026	2,016,883	409
Brazilian Real/US Dollar Cross Currency Rate	1	03/31/2026	19,320	—
Brent Crude Oil	4	03/31/2026	291,480	7,760
Brent Crude Oil	193	03/31/2026	14,063,910	608,220
Brent Crude Oil	30	04/30/2026	2,168,700	121,340
Brent Crude Oil	16	05/29/2026	1,145,760	43,500
Brent Crude Oil	7	10/30/2026	480,480	13,880
British Pound/US Dollar Cross Currency Rate	278	03/16/2026	23,421,500	(253,163)

The accompanying notes are an integral part of the financial statements.
2

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
CAC40 10 Euro Index	395	03/20/2026	$40,108,619	$531,301
Canadian 10 Year Government Bonds	940	06/19/2026	84,652,029	310,363
Canadian 5 Year Bonds	413	06/19/2026	34,915,993	78,949
Canadian Canola Oil	89	05/14/2026	897,406	3,730
Canadian Canola Oil	15	07/14/2026	153,623	207
Canadian Dollar/US Dollar Cross Currency Rate	137	03/17/2026	10,056,485	(13,840)
Class III Milk	5	04/28/2026	172,700	(60)
Copper	76	05/27/2026	11,513,050	320,438
Copper	1	07/29/2026	152,950	4,688
Corn No. 2 Yellow	332	05/14/2026	7,445,100	53,938
Crude Oil	252	03/20/2026	16,889,040	667,790
Crude Oil	93	04/21/2026	6,220,770	77,890
Crude Oil	17	05/19/2026	1,131,520	45,300
Crude Oil	7	06/22/2026	463,260	26,300
Crude Oil	2	07/21/2026	131,400	1,270
Crude Oil	10	11/20/2026	637,300	18,020
Crude Soybean Oil	510	05/14/2026	18,926,100	1,347,738
Crude Soybean Oil	61	07/14/2026	2,265,174	203,088
Crude Soybean Oil	17	12/14/2026	609,246	37,722
Dollar Index	2	03/16/2026	195,130	1,130
Dow Jones Industrial Average Index	98	03/20/2026	24,010,000	(74,575)
Dow Jones U.S. Micro-Cap Total Stock Index	2	03/20/2026	49,000	(607)
E-mini Consumer Staples Select Sector	3	03/20/2026	272,640	19,440
E-mini Energy Select Sector	1	03/20/2026	117,200	14,680
E-mini Materials Sector	2	03/20/2026	226,720	15,380
Emini S&P 500 ESG Index	2	03/20/2026	610,740	3,670
Euro STOXX 50 Dividend Index	1	12/18/2026	20,016	390
EURO STOXX 50 Index	2	03/20/2026	125,061	10,339
Euro STOXX 50 Quanto Index	388	03/20/2026	28,209,096	1,127,238
Euro STOXX Banks Index	31	03/20/2026	493,034	(11,358)
Euro/Japanese Yen Cross Currency Rate	57	03/16/2026	8,409,111	110,212
Euro/Pound Sterling Cross Currency Rate	1	03/16/2026	147,812	421
Euro/US Dollar Cross Currency Rate	224	03/16/2026	33,118,400	(60,683)
Euro/US Dollar Cross Currency Rate	5	03/16/2026	73,925	100
Euro-BOBL	781	03/06/2026	108,395,576	190,616
Euro-BTP Future Jun26	81	06/08/2026	11,669,873	17,677
Euro-BTP Italian Government Bonds	365	03/06/2026	52,983,245	727,027
Euro-Bund	429	03/06/2026	66,014,427	289,666
Euro-OAT Future Jun26	2	06/08/2026	291,713	449
Euro-Schatz	1,546	03/06/2026	195,517,458	33,043
European Rapeseed	74	04/30/2026	2,129,125	(12,909)
European Rapeseed	6	07/31/2026	167,049	931
Feeder Cattle	29	04/30/2026	5,092,400	(182,038)
Feeder Cattle	6	05/21/2026	1,041,600	(50,788)
Financial Select Sector Index	1	03/20/2026	158,290	(2,835)
French Government Bonds	549	03/06/2026	80,386,714	739,989
FTSE 100 Index	356	03/20/2026	52,323,167	3,826,004
FTSE Bursa Malaysia KLCI Index	22	03/31/2026	478,617	(9,149)
FTSE China A50 Index	318	03/30/2026	4,656,156	(68,792)
FTSE MIB Index	4	03/20/2026	223,422	13,612

The accompanying notes are an integral part of the financial statements.
3

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index	125	03/19/2026	$9,429,155	$869,832
FTSE/MIB Index	44	03/20/2026	12,288,192	519,638
German Stock Index	53	03/20/2026	39,683,774	608,775
Gold	40	04/28/2026	20,991,600	1,421,700
Gold	2	06/26/2026	1,057,520	64,130
Hang Seng China Enterprises Index	39	03/30/2026	2,213,111	(51,902)
Hang Seng Index	120	03/30/2026	20,406,473	(1,112)
Hang Seng Index	17	03/30/2026	578,183	105
Hard Red Winter Wheat	24	05/14/2026	696,600	3,875
IBEX 35 Composite Index	6	03/20/2026	130,528	1,581
IBEX 35 Index	11	03/20/2026	2,393,014	31,273
ICE 3 Month SONIA Rate	37	09/15/2026	12,048,199	2,914
ICE 3 Month SONIA Rate	312	12/15/2026	101,711,252	74,626
ICE 3 Month SONIA Rate	654	03/16/2027	213,290,568	320,472
ICE 3 Month SONIA Rate	106	06/15/2027	34,566,460	43,715
ICE 3 Month SONIA Rate	710	09/14/2027	231,458,297	241,702
ICE 3 Month SONIA Rate	338	12/14/2027	110,135,945	167,362
ICE 3 Month SONIA Rate	98	03/14/2028	31,918,049	47,808
ICE 3 Month SONIA Rate	92	06/20/2028	29,949,935	44,388
ICE 3 Month SONIA Rate	144	09/19/2028	46,856,327	67,416
ICE 3 Month SONIA Rate	203	12/19/2028	66,023,628	92,196
ICE 3 Month SONIA Rate	20	03/20/2029	6,501,422	8,979
ICE 3 Month SONIA Rate	13	06/19/2029	4,223,953	5,643
Industrial Select Sector Index	2	03/20/2026	357,380	38,590
JPNK400 Index	1	03/12/2026	22,924	3,304
Lean Hogs	88	04/15/2026	3,369,520	(41,410)
Lean Hogs	250	06/12/2026	10,955,000	211,130
Lean Hogs	92	07/15/2026	4,109,640	51,900
Light Sweet Crude Oil	2	03/19/2026	67,020	5,058
Live Cattle	55	04/30/2026	5,108,950	(65,430)
Live Cattle	137	06/30/2026	12,557,420	(273,950)
Live Cattle	70	08/31/2026	6,378,400	(97,080)
Live Cattle	6	10/30/2026	545,340	(2,820)
LME Aluminum Forward	70	03/16/2026	5,493,863	472,850
LME Aluminum Forward	70	04/13/2026	5,506,847	30,583
LME Aluminum Forward	58	05/18/2026	4,556,930	26,187
LME Copper Forward	10	03/16/2026	3,325,215	359,829
LME Copper Forward	7	04/13/2026	2,331,991	30,928
LME Copper Forward	5	05/18/2026	1,668,912	44,560
LME Lead Forward	15	03/16/2026	722,951	(47,461)
LME Lead Forward	10	04/13/2026	485,917	(2,833)
LME Nickel Forward	25	03/16/2026	2,652,418	4,729
LME Nickel Forward	5	04/13/2026	532,524	(14,892)
LME Nickel Forward	3	05/18/2026	321,013	10,675
LME Zinc Forward	42	03/16/2026	3,475,143	224,389
LME Zinc Forward	43	04/13/2026	3,561,271	80,608
LME Zinc Forward	37	05/18/2026	3,070,491	(40,885)
London Cocoa	2	05/13/2026	55,443	(3,248)
London Metals - Aluminum(a)	562	03/16/2026	44,107,867	2,563,706
London Metals - Aluminum(a)	229	06/15/2026	18,004,495	244,516

The accompanying notes are an integral part of the financial statements.
4

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
London Metals - Copper(a)	140	03/16/2026	$46,553,010	$7,727,235
London Metals - Copper(a)	40	06/15/2026	13,369,160	277,074
London Metals - Lead(a)	452	03/16/2026	21,784,931	(963,979)
London Metals - Lead(a)	26	06/15/2026	1,281,657	(9,309)
London Metals - Nickel(a)	173	03/16/2026	18,354,735	1,207,866
London Metals - Nickel(a)	29	06/15/2026	3,114,163	99,560
London Metals - Tin(a)	1	03/16/2026	288,610	109,260
London Metals - Tin(a)	1	06/15/2026	288,910	39,975
London Metals - Zinc(a)	339	03/16/2026	28,049,368	1,521,498
London Metals - Zinc(a)	139	06/15/2026	11,543,081	(126,063)
Long Gilt	654	06/26/2026	82,566,365	855,222
Low Sulphur Gas Oil	215	04/10/2026	15,974,500	1,088,550
Low Sulphur Gas Oil	23	05/12/2026	1,673,250	97,925
Low Sulphur Gas Oil	17	06/11/2026	1,213,800	63,325
Low Sulphur Gas Oil	4	07/10/2026	281,800	23,950
Mexican Peso/US Dollar Cross Currency Rate	443	03/16/2026	12,838,140	645,200
Micro Gold	2	04/28/2026	104,958	5,597
MSCI EAFE Index	35	03/20/2026	5,538,925	330,945
MSCI Emerging Markets Index	117	03/20/2026	9,381,645	1,048,132
MSCI Singapore Index	182	03/30/2026	6,641,007	(11,468)
Nasdaq 100 Index	32	03/20/2026	16,003,040	(313,582)
New Zealand Dollar/US Dollar Cross Currency Rate	9	03/16/2026	539,955	(2,130)
Nifty 50 Index	46	03/30/2026	2,326,220	(31,615)
Nikkei 225 Index	11	03/12/2026	2,066,836	205,968
Nikkei 225 Index	40	03/12/2026	15,137,835	1,755,862
Nikkei 225 Index	6	03/12/2026	1,761,450	171,625
Nikkei 225 Index	25	03/12/2026	946,115	103,608
Nikkei 225 Index	73	03/12/2026	13,808,600	1,547,088
NY Harbor ULSD	222	03/31/2026	24,205,104	1,505,410
NY Harbor ULSD	23	04/30/2026	2,445,332	135,559
NY Harbor ULSD	17	05/29/2026	1,775,361	104,790
NY Harbor ULSD	9	06/30/2026	929,653	74,537
NY Harbor ULSD	4	11/30/2026	403,855	36,784
OMXS30 ESG Index	3	03/20/2026	103,370	2,170
OMXS30 Index	360	03/20/2026	12,865,546	340,151
Palladium	13	06/26/2026	2,377,050	107,210
Platinum	31	04/28/2026	3,678,925	408,290
Platinum	2	12/23/2026	75,401	5,059
Reformulated Gasoline Blendstock	318	03/31/2026	30,525,138	1,374,593
Reformulated Gasoline Blendstock	34	04/30/2026	3,274,404	104,790
Reformulated Gasoline Blendstock	22	05/29/2026	2,108,938	95,915
Reformulated Gasoline Blendstock	6	06/30/2026	569,671	28,858
Russell 2000 Index	144	03/20/2026	18,969,840	(54,475)
S&P 500 Index	2	03/20/2026	68,890	(829)
S&P 500 Index	108	03/20/2026	37,200,600	(246,095)
S&P Mid Cap 400 Index	16	03/20/2026	5,724,640	173,175
S&P Real Estate Select Sector Stock Index	1	03/20/2026	53,775	350
S&P/Toronto Stock Exchange 60 Index	67	03/19/2026	19,367,399	1,010,813
SGX FTSE Taiwan Index	133	03/30/2026	15,083,530	420,007
SGX Technically Specified Rubber 20	2	04/30/2026	20,070	905

The accompanying notes are an integral part of the financial statements.
5

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
SGX TSI Iron Ore	205	04/30/2026	$2,016,380	$1,705
SGX TSI Iron Ore	3	06/30/2026	29,226	246
Short-term Euro-BTP	835	03/06/2026	106,290,307	182,309
Silver	15	05/27/2026	6,996,825	600,025
South African Rand/US Dollar Cross Currency Rate	2	03/16/2026	62,800	2,138
Soybean Meal	106	05/14/2026	3,397,300	28,870
Soybeans	469	05/14/2026	27,454,087	346,825
Soybeans	295	07/14/2026	17,445,563	519,338
Soybeans	38	11/13/2026	2,143,675	18,700
STOXX 600 Bank Spread Index	9	03/20/2026	196,019	11,111
STOXX 600 Utilities Index	8	03/20/2026	270,397	42,933
STOXX Euro ESG-X Index	34	03/20/2026	928,430	67,398
STOXX Europe 600 Index	79	03/20/2026	2,960,015	163,003
STOXX Europe 600 Index	2	03/20/2026	60,214	1,371
Swiss Franc/US Dollar Cross Currency Rate	72	03/16/2026	11,734,650	21,044
Swiss Government Bonds	1	03/06/2026	207,934	2,081
Swiss Market Index	21	03/20/2026	3,811,875	208,701
Tokyo Price Index	27	03/12/2026	683,710	89,235
TOPIX Index	92	03/12/2026	23,296,769	3,039,821
Two Year Canadian Government Bonds	460	06/19/2026	35,738,059	23,016
U.S. Treasury 10 Year Notes	1,042	06/18/2026	118,592,625	576,399
U.S. Treasury 2 Year Notes	866	06/30/2026	181,230,797	91,414
U.S. Treasury 5 Year Note	819	06/30/2026	90,205,172	338,375
U.S. Treasury Long Bonds	562	06/18/2026	66,579,438	503,004
U.S. Treasury Ultra Bonds	40	06/18/2026	4,863,750	52,531
US 3 Year Notes	8	06/30/2026	1,713,562	4,875
Utilities Select Sector Index	3	03/20/2026	288,870	9,160
Wheat	317	05/14/2026	9,375,275	330,088
Wheat	54	07/14/2026	1,616,625	35,638
WTI Light Sweet Crude Oil	6	03/19/2026	402,120	18,440
WTI Light Sweet Crude Oil	6	04/20/2026	401,340	21,260
WTI Light Sweet Crude Oil	2	05/18/2026	133,120	2,870
WTI Light Sweet Crude Oil	2	06/18/2026	132,360	2,500
WTI Light Sweet Crude Oil	2	07/20/2026	131,400	2,320
				$53,225,253

The accompanying notes are an integral part of the financial statements.
6

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(19)	07/31/2026	$7,640,590	$1,521
10 Year Japanese Government Bonds	(20)	03/12/2026	1,701,021	(13,057)
3 Month Euribor	(3)	06/15/2026	868,210	15
3 Month Euribor	(15)	09/14/2026	4,342,602	(1,329)
3 Month Euribor	(7)	12/14/2026	2,026,961	(1,285)
3 Month Swiss Average Overnight Rate	(1)	09/15/2026	325,486	33
3-Month Secured Overnight Financing Rate	(48)	09/15/2026	11,584,200	538
3-Month Secured Overnight Financing Rate	(380)	12/15/2026	91,936,250	(52,100)
3-Month Secured Overnight Financing Rate	(340)	03/16/2027	82,403,250	(108,475)
3-Month Secured Overnight Financing Rate	(67)	09/14/2027	16,257,550	(51,910)
3-Year Korea Treasury Bonds	(180)	03/17/2026	13,206,257	(58,478)
Arabica Coffee	(62)	05/18/2026	6,527,438	187,013
Arabica Coffee	(11)	07/21/2026	1,138,088	41,850
Arabica Coffee	(3)	09/18/2026	305,325	11,550
Australian Government 10 Year Bonds	(965)	03/16/2026	75,934,421	(872,895)
Australian Government 3 Year Bonds	(2,565)	03/16/2026	191,603,907	(298,294)
Australian 90 Day Bank Bills	(327)	06/11/2026	230,317,855	152,342
Australian 90 Day Bank Bills	(1,031)	09/10/2026	725,993,193	224,462
Australian 90 Day Bank Bills	(166)	12/10/2026	116,888,390	49,924
Australian 90 Day Bank Bills	(104)	03/11/2027	73,236,640	(873)
Australian 90 Day Bank Bills	(31)	06/10/2027	21,832,283	963
Australian 90 Day Bank Bills	(34)	09/09/2027	23,946,838	(1,907)
Australian 90 Day Bank Bills	(26)	12/09/2027	18,313,182	(1,942)
British Pound/US Dollar Cross Currency Rate	(247)	03/16/2026	20,809,750	(11,613)
Consumer Discretionary Select Sector Index	(1)	03/20/2026	236,440	(1,480)
Corn No. 2 Yellow	(280)	05/14/2026	6,279,000	(177,900)
Corn No. 2 Yellow	(527)	07/14/2026	12,015,600	(395,525)
Corn No. 2 Yellow	(48)	09/14/2026	1,093,800	(25,050)
Corn No. 2 Yellow	(58)	12/14/2026	1,361,550	(16,513)
Cotton No.2	(402)	05/06/2026	13,187,610	(64,789)
Cotton No.2	(51)	07/09/2026	1,716,660	7,265
Crude Palm Oil	(11)	04/15/2026	284,824	1,632
Crude Palm Oil	(37)	05/15/2026	960,897	4,420
Crude Palm Oil	(16)	06/15/2026	415,934	520
Dollar Index	(240)	03/16/2026	23,415,600	34,718
Dow Jones Industrial Average Index	(46)	03/20/2026	11,270,000	(10,230)
Euro BUXL 30 Year Bonds	(100)	03/06/2026	13,453,699	(404,273)
Euro/US Dollar Cross Currency Rate	(10)	03/16/2026	1,478,500	(3,919)
Euro-BOBL	(135)	03/06/2026	18,736,751	(134,490)
Euro-Bund	(40)	03/06/2026	6,155,191	(90,180)
Euro-Schatz	(1,270)	03/06/2026	160,612,660	(315,526)
Frozen Concentrated Orange Juice	(17)	05/08/2026	462,825	(10,470)
FTSE China A50 Index	(1,113)	03/30/2026	16,296,546	20,150
Hang Seng China Enterprises Index	(3)	03/30/2026	34,048	176
Hang Seng Index	(21)	03/30/2026	3,571,133	4,129
Hang Seng TECH Index	(43)	03/30/2026	1,412,832	34,148
Hard Red Winter Wheat	(30)	05/14/2026	870,750	(43,762)
Hard Red Winter Wheat	(53)	07/14/2026	1,572,775	(79,662)
ICE European Climate Exchange Emissions	(28)	12/14/2026	2,325,531	56,173
ICE European Climate Exchange Emissions	(4)	12/20/2027	341,482	13,163

The accompanying notes are an integral part of the financial statements.
7

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Indian Rupee/US Dollar Cross Currency Rate	(1)	03/25/2026	$54,810	$55
Japanese 10 Year Government Bonds	(133)	03/13/2026	113,100,887	12,135
Japanese Yen/US Dollar Cross Currency Rate	(577)	03/16/2026	46,286,219	117,431
Live Cattle	(9)	04/30/2026	836,010	3,840
LME Aluminum Forward	(70)	03/16/2026	5,493,862	(28,152)
LME Aluminum Forward	(70)	04/13/2026	5,506,847	(4,568)
LME Aluminum Forward	(1)	05/18/2026	78,568	(2,928)
LME Copper Forward	(10)	03/16/2026	3,325,215	(40,365)
LME Copper Forward	(7)	04/13/2026	2,331,991	13,904
LME Lead Forward	(15)	03/16/2026	722,951	19,603
LME Lead Forward	(10)	04/13/2026	485,917	27,705
LME Lead Forward	(15)	05/18/2026	734,501	3,921
LME Nickel Forward	(25)	03/16/2026	2,652,418	(436,018)
LME Nickel Forward	(5)	04/13/2026	532,524	(9,360)
LME Nickel Forward	(2)	05/18/2026	214,008	(8,727)
LME Zinc Forward	(42)	03/16/2026	3,475,143	(116,118)
LME Zinc Forward	(43)	04/13/2026	3,561,271	58,404
LME Zinc Forward	(1)	05/18/2026	82,986	216
London Cocoa	(62)	05/13/2026	1,718,718	936,593
London Cocoa	(35)	07/16/2026	993,828	506,152
London Cocoa	(9)	09/15/2026	259,922	86,304
London Metals - Aluminum(a)	(562)	03/16/2026	44,107,867	(1,137,829)
London Metals - Aluminum(a)	(25)	06/15/2026	1,965,556	(44,305)
London Metals - Copper(a)	(140)	03/16/2026	46,553,010	(1,621,764)
London Metals - Copper(a)	(2)	06/15/2026	668,458	(8,272)
London Metals - Lead(a)	(452)	03/16/2026	21,784,931	675,896
London Metals - Lead(a)	(192)	06/15/2026	9,464,544	70,931
London Metals - Nickel(a)	(173)	03/16/2026	18,354,735	(2,366,742)
London Metals - Nickel(a)	(7)	06/15/2026	751,695	(24,250)
London Metals - Tin(a)	(1)	03/16/2026	288,610	(40,610)
London Metals - Tin(a)	(1)	06/15/2026	288,910	(59,239)
London Metals - Zinc(a)	(339)	03/16/2026	28,049,368	(658,913)
London Metals - Zinc(a)	(10)	06/15/2026	830,437	1,531
Lumber	(2)	05/15/2026	32,038	316
Maize	(4)	06/05/2026	46,614	(1,787)
MIAX Red Wheat FutJul26	(17)	07/14/2026	533,162	(19,487)
MIAX Red Wheat FutMay26	(36)	05/14/2026	1,102,950	(50,313)
Milling Wheat No. 2	(406)	05/11/2026	4,833,276	(237,295)
Milling Wheat No. 2	(120)	09/10/2026	1,460,458	(75,755)
Milling Wheat No. 2	(15)	12/10/2026	187,653	(8,596)
MSCI Singapore Index	(9)	03/30/2026	328,401	(3,352)
Nasdaq 100 Index	(3)	03/20/2026	1,500,285	(7,900)
Natural Gas	(9)	03/26/2026	64,327	1,998
Natural Gas	(42)	03/27/2026	1,200,780	25,510
Natural Gas	(15)	03/30/2026	407,838	(21,362)
Natural Gas	(151)	04/28/2026	4,350,310	107,140
Natural Gas	(58)	05/27/2026	1,776,540	67,800
Natural Gas	(16)	06/26/2026	533,920	46,150
Natural Gas	(7)	09/28/2026	242,340	16,790
New Zealand Dollar/US Dollar Cross Currency Rate	(5)	03/16/2026	299,975	(375)

The accompanying notes are an integral part of the financial statements.
8

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Nifty 50 Index	(135)	03/30/2026	$6,826,950	$120,455
NYSE FANG+ Index	(2)	03/20/2026	144,876	9,338
Oats	(3)	05/14/2026	47,963	(163)
Phelix DE Base Yearly	(1)	12/29/2026	825,064	(12,421)
Phelix DE Baseload Quarterly	(1)	03/27/2026	182,424	(7,458)
Robusta Coffee	(67)	05/22/2026	2,428,080	69,200
Robusta Coffee	(30)	07/27/2026	1,065,600	36,260
Rough Rice	(15)	05/14/2026	322,350	4,420
Russell 2000 Index	(37)	03/20/2026	4,874,195	(9,145)
S&P 500 Index	(21)	03/20/2026	7,233,450	(30,975)
SGX TSI Iron Ore	(76)	04/30/2026	747,536	(22,636)
SGX TSI Iron Ore	(5)	05/29/2026	48,970	(170)
Soybean Meal	(31)	05/14/2026	993,550	(50,520)
Soybean Meal	(36)	07/14/2026	1,162,080	(28,320)
Sugar #11	(1,266)	04/30/2026	19,694,909	(2,262)
Sugar #11	(222)	06/30/2026	3,448,637	81,178
Sugar #11	(17)	09/30/2026	270,368	(2,453)
Sugar #11	(7)	02/26/2027	116,738	(2,498)
U.S. Treasury 2 Year Notes	(392)	06/30/2026	82,035,188	(129,372)
U.S. Treasury Ultra Bonds	(22)	06/18/2026	2,675,063	(28,406)
UK Natural Gas	(15)	03/30/2026	476,483	(15,666)
US Cocoa	(92)	05/13/2026	2,656,960	1,363,039
US Cocoa	(35)	07/16/2026	1,029,700	603,950
US Dollar/Chinese Renminbi Cross Currency Rate	(2)	03/16/2026	199,675	3,070
US Dollar/Chinese Renminbi Cross Currency Rate	(1)	03/16/2026	99,907	1,035
Wheat	(78)	05/14/2026	2,306,850	(174,013)
Wheat	(46)	07/14/2026	1,377,125	(94,850)
Wheat	(8)	09/14/2026	243,900	(18,550)
Wheat	(14)	12/14/2026	438,725	(40,725)
White Maize	(15)	07/24/2026	295,690	13,523
White Sugar	(105)	04/15/2026	2,140,425	59,690
White Sugar	(76)	07/16/2026	1,541,660	29,735
White Sugar	(20)	09/15/2026	405,000	(460)
Yellow Maize	(7)	07/24/2026	143,308	(1,044)
				$(4,912,493)
Net Unrealized Appreciation (Depreciation)				$48,312,760

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
9

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Forward foreign currency contracts outstanding as of February 28, 2026 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	03/31/2026	AUD	10,000,000	CAD	9,637,913	$39,958
SG Americas Securities LLC	03/31/2026	AUD	5,444,560	EUR	3,250,000	27,079
SG Americas Securities LLC	03/31/2026	AUD	6,708,135	GBP	3,500,000	55,942
SG Americas Securities LLC	03/31/2026	AUD	4,200,000	JPY	455,932,260	60,583
SG Americas Securities LLC	03/31/2026	AUD	13,600,000	NZD	15,927,678	109,877
SG Americas Securities LLC	03/03/2026	AUD	18,974,660	USD	13,479,721	23,467
SG Americas Securities LLC	03/18/2026	AUD	82,540,992	USD	56,708,469	2,027,509
SG Americas Securities LLC	03/03/2026	BRL	93,128,459	USD	17,635,988	509,976
SG Americas Securities LLC	04/02/2026	BRL	72,759,631	USD	13,850,051	215,072
SG Americas Securities LLC	03/02/2026	CAD	201,723	EUR	125,000	182
SG Americas Securities LLC	03/31/2026	CAD	4,400,000	JPY	495,446,600	48,518
SG Americas Securities LLC	03/02/2026	CAD	61,298,894	USD	44,847,523	97,030
SG Americas Securities LLC	03/18/2026	CAD	47,737,883	USD	34,960,658	65,353
SG Americas Securities LLC	03/18/2026	CHF	8,547,679	EUR	9,350,000	84,087
SG Americas Securities LLC	03/31/2026	CHF	8,079,680	EUR	8,875,000	45,523
SG Americas Securities LLC	03/02/2026	CHF	130,302	GBP	125,000	1,075
SG Americas Securities LLC	03/31/2026	CHF	913,429	GBP	875,000	13,486
SG Americas Securities LLC	03/31/2026	CHF	2,000,000	JPY	398,622,800	51,789
SG Americas Securities LLC	03/02/2026	CHF	1,937,071	USD	2,507,827	12,435
SG Americas Securities LLC	03/03/2026	CHF	1,915,989	USD	2,479,951	13,152
SG Americas Securities LLC	03/18/2026	CHF	18,004,970	USD	23,240,935	232,075
SG Americas Securities LLC	03/18/2026	CLP	3,911,020,492	USD	4,300,021	181,077
SG Americas Securities LLC	03/18/2026	CNH	357,471,164	USD	51,605,171	571,095
SG Americas Securities LLC	03/31/2026	CNH	125,219,314	USD	18,200,000	94,770
SG Americas Securities LLC	04/15/2026	CNH	12,156,763	USD	1,776,312	1,347
SG Americas Securities LLC	03/18/2026	COP	15,407,053,293	USD	4,050,020	35,045
SG Americas Securities LLC	03/18/2026	CZK	70,609,673	EUR	2,900,000	13,515
SG Americas Securities LLC	03/02/2026	EUR	1,100,000	GBP	959,583	6,769
SG Americas Securities LLC	03/03/2026	EUR	600,000	GBP	526,052	165
SG Americas Securities LLC	03/18/2026	EUR	3,000,000	GBP	2,619,056	18,767
SG Americas Securities LLC	03/31/2026	EUR	6,800,000	GBP	5,936,523	47,972
SG Americas Securities LLC	03/02/2026	EUR	100,000	JPY	18,428,192	143
SG Americas Securities LLC	03/31/2026	EUR	4,500,000	JPY	819,198,622	65,844
SG Americas Securities LLC	03/18/2026	EUR	2,798,269	PLN	11,825,002	663
SG Americas Securities LLC	03/31/2026	EUR	100,000	PLN	422,476	142
SG Americas Securities LLC	03/18/2026	EUR	8,351,759	SEK	88,977,930	11,282
SG Americas Securities LLC	03/02/2026	EUR	1,958,536	USD	2,311,419	3,128
SG Americas Securities LLC	03/18/2026	EUR	43,228,000	USD	51,084,707	46,802
SG Americas Securities LLC	03/03/2026	GBP	125,000	CHF	129,415	60
SG Americas Securities LLC	03/31/2026	GBP	3,750,000	JPY	782,019,801	32,166
SG Americas Securities LLC	03/18/2026	HUF	1,618,305,353	EUR	4,250,000	40,792
SG Americas Securities LLC	03/31/2026	HUF	494,438,962	EUR	1,300,000	8,161
SG Americas Securities LLC	03/18/2026	HUF	3,758,649,491	USD	11,727,073	43,393
SG Americas Securities LLC	03/31/2026	HUF	1,670,341,270	USD	5,200,000	26,036
SG Americas Securities LLC	03/31/2026	IDR	5,046,011,000	USD	300,000	709
SG Americas Securities LLC	03/04/2026	INR	64,464,526	USD	700,000	8,378
SG Americas Securities LLC	03/02/2026	JPY	79,309,999	GBP	375,000	2,621
SG Americas Securities LLC	03/04/2026	KRW	8,871,090,543	USD	6,116,444	51,317
SG Americas Securities LLC	03/05/2026	KRW	1,448,997,632	USD	1,000,000	7,466

The accompanying notes are an integral part of the financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	03/09/2026	KRW	1,606,059,587	USD	1,100,000	$16,823
SG Americas Securities LLC	03/11/2026	KRW	1,610,083,141	USD	1,100,000	19,704
SG Americas Securities LLC	03/12/2026	KRW	2,622,555,333	USD	1,800,000	23,877
SG Americas Securities LLC	03/18/2026	KRW	31,432,801,939	USD	21,830,702	34,325
SG Americas Securities LLC	03/02/2026	MXN	450,865	USD	26,168	5
SG Americas Securities LLC	03/18/2026	MXN	550,447,150	USD	31,302,036	601,209
SG Americas Securities LLC	03/18/2026	NOK	190,059,397	EUR	16,541,972	420,208
SG Americas Securities LLC	03/31/2026	NOK	52,283,540	EUR	4,625,000	23,067
SG Americas Securities LLC	03/02/2026	NOK	2,870,540	USD	300,031	1,863
SG Americas Securities LLC	03/03/2026	NOK	2,191,021	USD	230,177	252
SG Americas Securities LLC	03/18/2026	NOK	108,331,414	USD	11,276,202	115,903
SG Americas Securities LLC	03/31/2026	NZD	5,800,000	JPY	537,391,460	32,813
SG Americas Securities LLC	03/02/2026	NZD	1,240,000	USD	742,605	1,291
SG Americas Securities LLC	03/03/2026	NZD	681,000	USD	406,854	1,704
SG Americas Securities LLC	03/18/2026	NZD	32,415,000	USD	19,384,687	74,929
SG Americas Securities LLC	03/18/2026	PEN	5,406,007	USD	1,600,000	10,761
SG Americas Securities LLC	03/18/2026	PHP	175,464,283	USD	3,000,000	40,938
SG Americas Securities LLC	03/18/2026	PLN	35,104,112	EUR	8,275,886	34,882
SG Americas Securities LLC	03/02/2026	PLN	2,862,916	USD	800,422	797
SG Americas Securities LLC	03/03/2026	PLN	2,619,390	USD	731,800	1,262
SG Americas Securities LLC	03/02/2026	SEK	1,000,000	EUR	93,724	29
SG Americas Securities LLC	03/03/2026	SEK	1,000,000	EUR	93,666	97
SG Americas Securities LLC	03/02/2026	SEK	2,714,161	USD	300,000	699
SG Americas Securities LLC	03/03/2026	SEK	904,725	USD	100,000	239
SG Americas Securities LLC	03/18/2026	THB	130,664,385	USD	4,200,000	10,492
SG Americas Securities LLC	03/18/2026	TRY	18,500,000	USD	403,326	11,127
SG Americas Securities LLC	03/05/2026	TWD	25,177,955	USD	800,000	7,014
SG Americas Securities LLC	03/09/2026	TWD	12,693,061	USD	400,000	6,959
SG Americas Securities LLC	03/11/2026	TWD	3,162,894	USD	100,000	1,422
SG Americas Securities LLC	03/12/2026	TWD	6,308,051	USD	200,000	2,291
SG Americas Securities LLC	03/18/2026	TWD	180,009,472	USD	5,740,782	34,435
SG Americas Securities LLC	03/31/2026	TWD	3,125,609	USD	100,000	371
SG Americas Securities LLC	04/07/2026	TWD	15,608,834	USD	500,000	1,434
SG Americas Securities LLC	03/02/2026	USD	424,268	CAD	578,458	140
SG Americas Securities LLC	03/04/2026	USD	700,000	CLP	607,555,820	3,848
SG Americas Securities LLC	03/12/2026	USD	100,000	CLP	85,805,170	1,685
SG Americas Securities LLC	03/17/2026	USD	100,000	CLP	85,346,170	2,213
SG Americas Securities LLC	03/18/2026	USD	1,149,995	CLP	998,261,471	6,225
SG Americas Securities LLC	03/24/2026	USD	300,000	CLP	260,323,000	1,739
SG Americas Securities LLC	03/02/2026	USD	3,594,749	CNH	24,571,786	12,584
SG Americas Securities LLC	03/03/2026	USD	1,612,704	CNH	11,054,090	1,090
SG Americas Securities LLC	03/31/2026	USD	2,600,000	CNH	17,794,489	193
SG Americas Securities LLC	03/04/2026	USD	500,000	COP	1,848,781,736	7,858
SG Americas Securities LLC	03/05/2026	USD	200,000	COP	729,251,368	5,922
SG Americas Securities LLC	03/11/2026	USD	200,000	COP	735,355,368	4,630
SG Americas Securities LLC	03/24/2026	USD	400,000	COP	1,485,920,000	6,703
SG Americas Securities LLC	03/31/2026	USD	100,000	CZK	2,049,061	48
SG Americas Securities LLC	03/31/2026	USD	2,220,635	EUR	1,875,000	1,210
SG Americas Securities LLC	03/02/2026	USD	46,547,211	GBP	34,531,586	10,702
SG Americas Securities LLC	03/03/2026	USD	2,542,429	GBP	1,885,555	1,362
SG Americas Securities LLC	03/18/2026	USD	40,030,225	GBP	29,578,000	167,610

The accompanying notes are an integral part of the financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	03/31/2026	USD	1,770,796	GBP	1,312,500	$1,831
SG Americas Securities LLC	03/02/2026	USD	181,208	HUF	57,594,660	643
SG Americas Securities LLC	03/03/2026	USD	138,141	HUF	44,009,455	175
SG Americas Securities LLC	03/25/2026	USD	4,600,000	IDR	77,144,314,650	1,954
SG Americas Securities LLC	03/18/2026	USD	3,000,000	ILS	9,372,045	7,650
SG Americas Securities LLC	03/05/2026	USD	3,800,000	INR	342,985,910	31,272
SG Americas Securities LLC	03/06/2026	USD	1,200,000	INR	108,344,844	9,577
SG Americas Securities LLC	03/10/2026	USD	1,700,000	INR	154,596,300	1,891
SG Americas Securities LLC	03/11/2026	USD	6,500,000	INR	589,798,035	22,042
SG Americas Securities LLC	03/12/2026	USD	2,600,000	INR	235,910,083	9,106
SG Americas Securities LLC	03/17/2026	USD	300,000	INR	27,228,900	1,066
SG Americas Securities LLC	03/18/2026	USD	26,608,429	INR	2,411,048,811	140,529
SG Americas Securities LLC	03/27/2026	USD	1,700,000	INR	154,886,320	809
SG Americas Securities LLC	03/30/2026	USD	10,900,000	INR	991,881,785	21,012
SG Americas Securities LLC	03/02/2026	USD	38,274,721	JPY	5,966,865,027	56,277
SG Americas Securities LLC	03/03/2026	USD	38,697,656	JPY	6,036,144,986	32,185
SG Americas Securities LLC	03/18/2026	USD	62,384,153	JPY	9,696,028,353	191,494
SG Americas Securities LLC	03/31/2026	USD	4,581,195	JPY	700,000,000	85,895
SG Americas Securities LLC	03/09/2026	USD	1,100,000	KRW	1,561,659,000	14,052
SG Americas Securities LLC	03/02/2026	USD	26,229	MXN	450,865	57
SG Americas Securities LLC	03/03/2026	USD	5,319	MXN	91,516	7
SG Americas Securities LLC	03/31/2026	USD	492,991	MXN	8,500,000	965
SG Americas Securities LLC	03/18/2026	USD	551,381	NOK	5,236,127	751
SG Americas Securities LLC	03/31/2026	USD	60,177	NZD	100,000	110
SG Americas Securities LLC	03/31/2026	USD	200,000	PLN	714,211	132
SG Americas Securities LLC	03/02/2026	USD	300,791	SEK	2,714,160	92
SG Americas Securities LLC	03/18/2026	USD	2,502,563	SEK	22,412,881	17,024
SG Americas Securities LLC	03/02/2026	USD	669,996	SGD	846,527	610
SG Americas Securities LLC	03/03/2026	USD	100,000	SGD	126,453	1
SG Americas Securities LLC	03/03/2026	USD	26,214	ZAR	416,502	65
SG Americas Securities LLC	03/18/2026	ZAR	250,226,197	USD	15,447,803	242,147
SG Americas Securities LLC	03/02/2026	AUD	19,321,660	USD	13,763,009	(12,860)
SG Americas Securities LLC	03/31/2026	AUD	9,000,000	USD	6,404,643	(683)
SG Americas Securities LLC	03/31/2026	CAD	9,500,000	USD	6,987,725	(13,419)
SG Americas Securities LLC	03/03/2026	CHF	258,677	GBP	250,000	(320)
SG Americas Securities LLC	03/31/2026	CHF	3,750,000	USD	4,900,007	(3,092)
SG Americas Securities LLC	03/04/2026	CLP	607,012,630	USD	700,000	(4,470)
SG Americas Securities LLC	03/12/2026	CLP	86,768,830	USD	100,000	(581)
SG Americas Securities LLC	03/17/2026	CLP	86,770,830	USD	100,000	(581)
SG Americas Securities LLC	03/24/2026	CLP	520,934,400	USD	600,000	(3,148)
SG Americas Securities LLC	03/31/2026	CLP	779,076,280	USD	900,000	(7,409)
SG Americas Securities LLC	03/02/2026	CNH	24,571,789	USD	3,591,397	(9,231)
SG Americas Securities LLC	03/03/2026	CNH	6,253,924	USD	912,787	(1,006)
SG Americas Securities LLC	03/04/2026	COP	1,830,530,000	USD	500,000	(12,716)
SG Americas Securities LLC	03/05/2026	COP	740,534,632	USD	200,000	(2,919)
SG Americas Securities LLC	03/11/2026	COP	741,424,632	USD	200,000	(3,017)
SG Americas Securities LLC	03/24/2026	COP	1,487,780,000	USD	400,000	(6,211)
SG Americas Securities LLC	03/26/2026	COP	373,341,316	USD	100,000	(1,240)
SG Americas Securities LLC	03/31/2026	COP	373,438,316	USD	100,000	(1,345)
SG Americas Securities LLC	03/31/2026	CZK	4,085,563	USD	200,000	(709)
SG Americas Securities LLC	03/02/2026	EUR	125,000	CAD	201,897	(310)

The accompanying notes are an integral part of the financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	03/31/2026	EUR	5,000,000	CAD	8,063,245	$(1,064)
SG Americas Securities LLC	03/18/2026	EUR	1,250,000	CHF	1,138,857	(6,182)
SG Americas Securities LLC	03/18/2026	EUR	750,000	CZK	18,199,984	(514)
SG Americas Securities LLC	03/18/2026	EUR	1,150,000	HUF	437,221,778	(8,932)
SG Americas Securities LLC	03/31/2026	EUR	200,000	HUF	75,747,170	(253)
SG Americas Securities LLC	03/18/2026	EUR	18,300,000	JPY	3,381,301,190	(42,634)
SG Americas Securities LLC	03/18/2026	EUR	6,586,550	NOK	75,995,296	(200,857)
SG Americas Securities LLC	03/02/2026	EUR	93,719	SEK	1,000,000	(34)
SG Americas Securities LLC	03/03/2026	EUR	93,642	SEK	1,000,000	(126)
SG Americas Securities LLC	03/03/2026	EUR	1,646,000	USD	1,945,306	(12)
SG Americas Securities LLC	03/31/2026	EUR	6,125,000	USD	7,278,666	(28,544)
SG Americas Securities LLC	03/02/2026	GBP	125,000	CHF	130,384	(1,182)
SG Americas Securities LLC	03/31/2026	GBP	125,000	CHF	129,905	(1,162)
SG Americas Securities LLC	03/02/2026	GBP	962,673	EUR	1,100,000	(2,604)
SG Americas Securities LLC	03/03/2026	GBP	57,771	EUR	66,031	(183)
SG Americas Securities LLC	03/18/2026	GBP	2,556,396	EUR	2,950,000	(44,073)
SG Americas Securities LLC	03/31/2026	GBP	523,542	EUR	600,000	(4,595)
SG Americas Securities LLC	03/02/2026	GBP	375,000	JPY	78,975,574	(479)
SG Americas Securities LLC	03/02/2026	GBP	34,528,496	USD	46,774,316	(241,971)
SG Americas Securities LLC	03/03/2026	GBP	33,845,397	USD	45,612,771	(1,048)
SG Americas Securities LLC	03/18/2026	GBP	42,958,000	USD	58,026,146	(131,148)
SG Americas Securities LLC	03/31/2026	GBP	6,437,500	USD	8,763,889	(87,537)
SG Americas Securities LLC	03/02/2026	HUF	57,594,660	USD	181,173	(608)
SG Americas Securities LLC	03/03/2026	HUF	58,488	USD	184	(1)
SG Americas Securities LLC	03/25/2026	IDR	54,520,085,320	USD	3,250,000	(430)
SG Americas Securities LLC	03/02/2026	ILS	314,241	USD	100,921	(606)
SG Americas Securities LLC	03/18/2026	ILS	18,689,854	USD	6,050,000	(82,618)
SG Americas Securities LLC	03/31/2026	ILS	9,236,168	USD	3,000,000	(50,561)
SG Americas Securities LLC	03/05/2026	INR	343,495,091	USD	3,800,000	(25,677)
SG Americas Securities LLC	03/06/2026	INR	108,534,979	USD	1,200,000	(7,488)
SG Americas Securities LLC	03/10/2026	INR	154,724,946	USD	1,700,000	(478)
SG Americas Securities LLC	03/11/2026	INR	591,152,592	USD	6,500,000	(7,164)
SG Americas Securities LLC	03/12/2026	INR	235,903,090	USD	2,600,000	(9,182)
SG Americas Securities LLC	03/18/2026	INR	937,556,878	USD	10,319,691	(27,422)
SG Americas Securities LLC	03/30/2026	INR	9,108,160	USD	100,000	(101)
SG Americas Securities LLC	03/02/2026	JPY	18,420,602	EUR	100,000	(191)
SG Americas Securities LLC	03/18/2026	JPY	1,144,944,819	EUR	6,300,000	(107,897)
SG Americas Securities LLC	03/31/2026	JPY	109,305,786	EUR	600,000	(8,270)
SG Americas Securities LLC	03/31/2026	JPY	130,560,784	GBP	625,000	(3,922)
SG Americas Securities LLC	03/02/2026	JPY	5,966,538,192	USD	38,248,408	(32,057)
SG Americas Securities LLC	03/03/2026	JPY	7,085,000	USD	45,424	(40)
SG Americas Securities LLC	03/18/2026	JPY	4,851,980,380	USD	31,496,315	(374,545)
SG Americas Securities LLC	03/31/2026	JPY	75,000,000	USD	488,218	(6,578)
SG Americas Securities LLC	03/03/2026	KRW	439,555,709	USD	305,922	(322)
SG Americas Securities LLC	03/31/2026	KRW	859,159,000	USD	600,000	(2,077)
SG Americas Securities LLC	04/03/2026	KRW	1,845,766,726	USD	1,300,000	(15,333)
SG Americas Securities LLC	03/03/2026	MXN	91,516	USD	5,314	(2)
SG Americas Securities LLC	03/31/2026	MXN	135,500,000	USD	7,879,953	(36,478)
SG Americas Securities LLC	03/31/2026	NOK	35,138,395	USD	3,700,000	(5,175)
SG Americas Securities LLC	03/31/2026	NZD	6,000,000	USD	3,637,851	(33,853)
SG Americas Securities LLC	03/31/2026	PHP	17,291,900	USD	300,000	(445)

The accompanying notes are an integral part of the financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

February 28, 2026 (unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	03/31/2026	PLN	5,491,154	EUR	1,300,000	$(2,133)
SG Americas Securities LLC	03/18/2026	PLN	30,873,444	USD	8,723,546	(83,623)
SG Americas Securities LLC	03/31/2026	PLN	31,311,176	USD	8,800,000	(37,745)
SG Americas Securities LLC	03/18/2026	SEK	227,372,994	EUR	21,331,122	(15,996)
SG Americas Securities LLC	03/31/2026	SEK	65,978,019	EUR	6,250,000	(75,397)
SG Americas Securities LLC	03/31/2026	SEK	42,979,318	NOK	46,000,000	(66,795)
SG Americas Securities LLC	03/18/2026	SEK	114,344,804	USD	12,797,521	(116,935)
SG Americas Securities LLC	03/31/2026	SEK	39,072,914	USD	4,400,000	(63,424)
SG Americas Securities LLC	03/02/2026	SGD	846,526	USD	670,354	(969)
SG Americas Securities LLC	03/03/2026	SGD	126,453	USD	100,003	(4)
SG Americas Securities LLC	03/18/2026	SGD	29,132,958	USD	23,090,828	(24,493)
SG Americas Securities LLC	03/31/2026	SGD	14,466,920	USD	11,500,000	(33,623)
SG Americas Securities LLC	03/31/2026	TRY	171,462,487	USD	3,800,000	(952)
SG Americas Securities LLC	03/02/2026	USD	13,727,247	AUD	19,321,660	(22,902)
SG Americas Securities LLC	03/03/2026	USD	470,781	AUD	662,000	(327)
SG Americas Securities LLC	03/18/2026	USD	19,817,266	AUD	28,742,992	(636,180)
SG Americas Securities LLC	03/03/2026	USD	17,904,842	BRL	93,128,073	(241,047)
SG Americas Securities LLC	04/02/2026	USD	349,998	BRL	1,812,197	(316)
SG Americas Securities LLC	03/18/2026	USD	27,333,996	CAD	37,589,556	(246,032)
SG Americas Securities LLC	03/31/2026	USD	1,685,688	CAD	2,300,000	(2,828)
SG Americas Securities LLC	03/02/2026	USD	2,504,627	CHF	1,936,989	(15,527)
SG Americas Securities LLC	03/03/2026	USD	507,636	CHF	392,000	(2,439)
SG Americas Securities LLC	03/18/2026	USD	14,261,070	CHF	11,098,829	(208,432)
SG Americas Securities LLC	03/31/2026	USD	1,135,866	CHF	875,000	(6,747)
SG Americas Securities LLC	03/18/2026	USD	9,733,463	CNH	66,988,035	(44,068)
SG Americas Securities LLC	03/18/2026	USD	1,599,992	COP	6,163,271,255	(34,153)
SG Americas Securities LLC	04/06/2026	USD	200,000	COP	759,463,368	(360)
SG Americas Securities LLC	03/02/2026	USD	2,312,204	EUR	1,958,536	(2,343)
SG Americas Securities LLC	03/03/2026	USD	1,632,480	EUR	1,382,536	(1,444)
SG Americas Securities LLC	03/18/2026	USD	50,738,231	EUR	42,974,000	(92,838)
SG Americas Securities LLC	03/18/2026	USD	510,350	HUF	163,748,000	(2,438)
SG Americas Securities LLC	03/31/2026	USD	2,500,000	IDR	42,136,444,000	(11,051)
SG Americas Securities LLC	03/02/2026	USD	100,000	ILS	314,241	(315)
SG Americas Securities LLC	03/04/2026	USD	704,975	INR	64,464,526	(3,403)
SG Americas Securities LLC	03/03/2026	USD	300,000	KRW	439,555,701	(5,599)
SG Americas Securities LLC	03/04/2026	USD	6,100,000	KRW	8,871,090,541	(67,761)
SG Americas Securities LLC	03/05/2026	USD	1,000,000	KRW	1,447,601,073	(6,495)
SG Americas Securities LLC	03/10/2026	USD	200,000	KRW	293,592,874	(4,166)
SG Americas Securities LLC	03/18/2026	USD	29,586,351	KRW	43,263,952,212	(508,564)
SG Americas Securities LLC	03/23/2026	USD	6,100,000	KRW	8,841,462,000	(51,360)
SG Americas Securities LLC	03/24/2026	USD	1,000,000	KRW	1,448,090,000	(7,532)
SG Americas Securities LLC	03/31/2026	USD	2,700,000	KRW	3,909,602,470	(20,847)
SG Americas Securities LLC	03/18/2026	USD	2,074,078	MXN	36,414,107	(36,440)
SG Americas Securities LLC	03/02/2026	USD	301,535	NOK	2,870,541	(359)
SG Americas Securities LLC	03/02/2026	USD	742,596	NZD	1,240,000	(1,300)
SG Americas Securities LLC	03/03/2026	USD	108,543	NZD	181,000	(46)
SG Americas Securities LLC	03/18/2026	USD	10,314,879	NZD	17,535,000	(211,865)
SG Americas Securities LLC	03/18/2026	USD	450,000	PEN	1,514,875	(1,369)
SG Americas Securities LLC	03/18/2026	USD	2,350,000	PHP	139,142,668	(61,455)
SG Americas Securities LLC	03/31/2026	USD	100,000	PHP	5,823,800	(888)
SG Americas Securities LLC	03/02/2026	USD	800,130	PLN	2,862,917	(1,090)

The accompanying notes are an integral part of the financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Concluded)

February 28, 2026 (unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	03/03/2026	USD	300,000	PLN	1,072,835	$(244)
SG Americas Securities LLC	03/18/2026	USD	2,039,362	PLN	7,298,441	(3,105)
SG Americas Securities LLC	03/03/2026	USD	39,835	SEK	359,755	(24)
SG Americas Securities LLC	03/18/2026	USD	7,187,343	SGD	9,146,495	(54,494)
SG Americas Securities LLC	04/15/2026	USD	512,074	SGD	647,053	(1,276)
SG Americas Securities LLC	03/18/2026	USD	2,250,000	THB	70,702,888	(28,310)
SG Americas Securities LLC	03/18/2026	USD	155,998	TRY	7,000,000	(822)
SG Americas Securities LLC	03/05/2026	USD	800,000	TWD	25,272,000	(10,028)
SG Americas Securities LLC	03/09/2026	USD	400,000	TWD	12,492,218	(520)
SG Americas Securities LLC	03/11/2026	USD	100,000	TWD	3,163,523	(1,442)
SG Americas Securities LLC	03/13/2026	USD	100,000	TWD	3,143,000	(799)
SG Americas Securities LLC	03/18/2026	USD	18,780,747	TWD	586,551,738	(37,505)
SG Americas Securities LLC	03/25/2026	USD	800,000	TWD	25,169,840	(7,938)
SG Americas Securities LLC	03/31/2026	USD	1,600,000	TWD	50,298,524	(15,211)
SG Americas Securities LLC	03/02/2026	USD	710,282	ZAR	11,313,868	(68)
SG Americas Securities LLC	03/18/2026	USD	3,751,731	ZAR	60,350,250	(32,415)
SG Americas Securities LLC	03/31/2026	USD	400,000	ZAR	6,406,421	(1,271)
SG Americas Securities LLC	03/02/2026	ZAR	11,313,868	USD	712,443	(2,093)
SG Americas Securities LLC	03/03/2026	ZAR	4,776,122	USD	299,945	(94)
SG Americas Securities LLC	03/31/2026	ZAR	94,190,667	USD	5,900,000	(290)
Net Unrealized Appreciation (Depreciation)						$2,701,912

AUD -	Australian Dollars
BRL -	Brazilian Real
CAD -	Canadian Dollar
CHF -	Swiss Franc
CLP -	Chilean Peso
CNH -	Chinese Offshore Renminbi
COP -	Colombian Peso
CZK -	Czech Republic Koruna
EUR -	Euro
GBP -	British Pound
HUF -	Hungarian Forint
IDR -	Indonesian Rupiah
ILS -	Israeli New Shekel
INR -	Indian Rupee
JPY -	Japanese Yen
KRW -	South Korean Won
MXN -	Mexican Peso
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PEN -	Peruvian Sol
PHP -	Philippine Peso
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
THB -	Thai Baht
TRY -	Turkish Lira
TWD -	New Taiwan Dollar
USD -	United States Dollar
ZAR -	South African Rand

The accompanying notes are an integral part of the financial statements.
15

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2026 (UNAUDITED)

ASSETS
Investments, at value (cost $710,369,113)	$713,364,315
Cash and cash equivalents	79,158,817
Foreign currency deposits with broker for futures contracts (cost $13,073,345)	13,035,420
Deposit with brokers:
Futures contracts	84,089,263
Forward foreign currency contracts	11,576,862
Receivables for:
Capital shares sold	1,986,809
Interest receivable	145,677
Unrealized appreciation on futures contracts	62,437,204
Unrealized appreciation on forward foreign currency contracts	7,714,198
Prepaid expenses and other assets	61,345
Total assets	$973,569,910

LIABILITIES
Payables for:
Advisory fees	1,223,735
Capital shares redeemed	409,125
Unrealized depreciation on futures contracts	14,124,444
Unrealized depreciation on forward foreign currency contracts	5,012,286
Other accrued expenses and liabilities	412,233
Total liabilities	21,181,823
Net assets	$952,388,087

NET ASSETS CONSIST OF:
Par value	$78,635
Paid-in capital	841,943,341
Total distributable earnings/(losses)	110,366,111
Net assets	$952,388,087

CLASS A SHARES:
Net assets	$5,856,541
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	487,227
Net asset value and redemption price per share	$12.02
Maximum offering price per share (100/94.25 of 12.02)	$12.75

CLASS I SHARES:
Net assets	$932,009,285
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	76,900,861
Net asset value, offering and redemption price per share	$12.12

CLASS C SHARES:
Net assets	$14,522,261
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,246,882
Net asset value, offering and redemption price per share	$11.65

The accompanying notes are an integral part of the financial statements.
16

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE Period ENDED FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT INCOME
Interest	$12,769,810
Total investment income	12,769,810
EXPENSES
Advisory fees	8,058,011
Administration and accounting services fees	83,309
Legal fees	60,545
Registration and filing fees	54,641
Distribution fees (Class C Shares)	54,500
Director fees	49,259
Transfer agent fees	44,126
Printing and shareholder reporting fees	42,287
Officer fees	25,845
Custodian fees	24,355
Audit fees	15,584
Distribution fees (Class A Shares)	7,505
Other expenses	38,212
Total expenses before waivers and/or reimbursements	8,558,179
Less: waivers and/or reimbursements	(319,131)
Net expenses after waivers and/or reimbursements	8,239,048
Net investment income/(loss)	4,530,762
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	492,147
Futures contracts	129,382,920
Foreign currency transactions	946,670
Forward foreign currency contracts	24,255,391
Net change in unrealized appreciation/(depreciation) on:
Investments	2,788,562
Futures contracts	(6,047,105)
Foreign currency translations	(38,827)
Forward foreign currency contracts	599,600
Net realized and unrealized gain/(loss) from investments	152,379,358
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,910,120

The accompanying notes are an integral part of the financial statements.
17

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$4,530,762	$26,593,024
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	155,077,128	(86,133,109)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(2,697,770)	44,684,121
Net increase/(decrease) in net assets resulting from operations	156,910,120	(14,855,964)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	$(588,473)	$(378,388)
Class I	(94,755,218)	(47,046,224)
Class C	(1,610,394)	(705,624)
Net decrease in net assets from dividends and distributions to shareholders	(96,954,085)	(48,130,236)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	1,841,969	6,764,844
Proceeds from reinvestment of distributions	459,215	325,284
Shares redeemed	(2,959,733)	(7,123,067)
Total from Class A Shares	(658,549)	(32,939)
Class I Shares
Proceeds from shares sold	165,967,653	592,911,174
Proceeds from reinvestment of distributions	61,615,417	32,239,748
Shares redeemed	(230,807,043)	(687,486,210)
Total from Class I Shares	(3,223,973)	(62,335,288)
Class C Shares
Proceeds from shares sold	2,397,867	6,306,682
Proceeds from reinvestment of distributions	1,226,776	557,289
Shares redeemed	(4,858,884)	(5,634,850)
Total from Class C Shares	(1,234,241)	1,229,121
Net increase/(decrease) in net assets from capital share transactions	(5,116,763)	(61,139,106)
Total increase/(decrease) in net assets	54,839,272	(124,125,306)
NET ASSETS:
Beginning of period	897,548,815	1,021,674,121
End of period	$952,388,087	$897,548,815

The accompanying notes are an integral part of the financial statements.
18

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	Period ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Shares sold	155,009	585,411
Shares reinvested	41,371	27,778
Shares redeemed	(247,692)	(639,281)
Total Class A Shares	(51,312)	(26,092)
Class I Shares
Shares sold	14,179,531	51,769,324
Shares reinvested	5,506,293	2,739,146
Shares redeemed	(19,588,161)	(61,972,402)
Total Class I Shares	97,663	(7,463,932)
Class C Shares
Shares sold	210,418	558,577
Shares reinvested	113,801	48,587
Shares redeemed	(427,556)	(524,764)
Total Class C Shares	(103,337)	82,400
Net increase/(decrease) in shares outstanding	(56,986)	(7,407,624)

The accompanying notes are an integral part of the financial statements.
19

Abbey Capital Multi Asset Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS A
	Period ENDED FEBRUARY 28, 2026 (UNAUDITED)		YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	PERIOD FEBRUARY 16, 2022 TO AUGUST 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.33		$11.82	$11.51	$11.94	$11.21
Net investment income/(loss)(2)	0.05		0.27	0.34	0.23	(0.06)
Net realized and unrealized gain/(loss) from investments	1.97		(0.23)	0.38	(0.21)	0.79
Net increase/(decrease) in net assets resulting from operations	2.02		0.04	0.72	0.02	0.73
Dividends and distributions to shareholders from:
Net investment income	(0.22)		(0.18)	(0.10)	(0.42)	—
Net realized capital gains	(1.11)		(0.35)	(0.31)	(0.03)	—
Total dividends and distributions to shareholders	(1.33)		(0.53)	(0.41)	(0.45)	—
Net asset value, end of period	$12.02		$11.33	$11.82	$11.51	$11.94
Total investment return/(loss)(3)	18.73%		0.18%	6.61%	0.24%	6.51	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,857		$6,104	$6,672	$1,661	$808
Ratio of expenses to average net assets with waivers and/or reimbursements(6)	2.04	%(5)	2.04%	2.04%	2.04%	2.04	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements(6)	2.11	%(5)	2.12%	2.12%	2.16%	2.23	%(5)
Ratio of net investment income/(loss) to average net assets	0.78	%(5)	2.36%	2.88%	1.99%	(0.87	)%(5)
Portfolio turnover rate(7)	11	%(4)	0%	0%	0%	0	%(4)

(1)	Inception date of Class A Shares of the Fund was February 16, 2022.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not Annualized
(5)	Annualized
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
20

Abbey Capital Multi Asset Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS I
	Period ENDED FEBRUARY 28, 2026 (UNAUDITED)		YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022	YEAR ENDED AUGUST 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$11.41		$11.87	$11.54	$11.96	$11.98	$11.07
Net investment income/(loss)(1)	0.06		0.30	0.38	0.26	(0.13)	(0.21)
Net realized and unrealized gain/(loss) from investments	1.99		(0.22)	0.37	(0.23)	1.29	2.21
Net increase/(decrease) in net assets resulting from operations	2.05		0.08	0.75	0.03	1.16	2.00
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.19)	(0.11)	(0.42)	(0.34)	(0.17)
Net realized capital gains	(1.11)		(0.35)	(0.31)	(0.03)	(0.84)	(0.92)
Total dividends and distributions to shareholders	(1.34)		(0.54)	(0.42)	(0.45)	(1.18)	(1.09)
Net asset value, end of period	$12.12		$11.41	$11.87	$11.54	$11.96	$11.98
Total investment return/(loss)(2)	18.87%		0.49%	6.88%	0.38%	10.40%	19.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$932,009		$876,540	$1,000,319	$496,775	$341,815	$94,948
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.84%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.86	%(6)	1.87%	1.87%	1.91%	1.98%	2.28%
Ratio of net investment income/(loss) to average net assets	1.01	%(6)	2.61%	3.13%	2.24%	(1.12)%	(1.80)%
Portfolio turnover rate(4)	11	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(5)	Not Annualized
(6)	Annualized

The accompanying notes are an integral part of the financial statements.
21

Abbey Capital Multi Asset Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS C
	Period ENDED FEBRUARY 28, 2026 (UNAUDITED)		YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	PERIOD NOVEMBER 8, 2021 TO AUGUST 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.04		$11.59	$11.32	$11.85	$12.51
Net investment income/(loss)(2)	—		0.18	0.26	0.14	(0.18)
Net realized and unrealized gain/(loss) from investments	1.92		(0.22)	0.38	(0.22)	0.70
Net increase/(decrease) in net assets resulting from operations	1.92		(0.04)	0.64	(0.08)	0.52
Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.16)	(0.06)	(0.42)	(0.34)
Net realized capital gains	(1.11)		(0.35)	(0.31)	(0.03)	(0.84)
Total dividends and distributions to shareholders	(1.31)		(0.51)	(0.37)	(0.45)	(1.18)
Net asset value, end of period	$11.65		$11.04	$11.59	$11.32	$11.85
Total investment return/(loss)(3)	18.17%		(0.55)%	5.93%	(0.63)%	4.84	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,522		$14,905	$14,684	$5,578	$624
Ratio of expenses to average net assets with waivers and/or reimbursements(6)	2.79	%(5)	2.79%	2.79%	2.79%	2.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements(6)	2.86	%(5)	2.87%	2.87%	2.91%	2.98	%(5)
Ratio of net investment income/(loss) to average net assets	0.02	%(5)	1.63%	2.13%	1.24%	(1.88	)%(5)
Portfolio turnover rate(7)	11	%(4)	0%	0%	0%	0	%(4)

(1)	Inception date of Class C Shares of the Fund was November 8, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
22

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

February 28, 2026 (unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES — The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of ACMAF Offshore SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $203,210,670, which represented 21.34% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $144,813,438, which represented 15.21% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

23

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, (“Rule 2a-5”) the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange Traded Funds	$472,197,766	$—	$—	$472,197,766
Short-Term Investments	241,166,549	—	—	241,166,549
Commodity Contracts
Futures Contracts	33,094,818	—	—	33,094,818
Equity Contracts
Futures Contracts	19,485,219	—	—	19,485,219
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	7,714,198	—	7,714,198
Futures Contracts	2,479,344	—	—	2,479,344
Interest Rate Contracts
Futures Contracts	7,933,820	—	—	7,933,820
Total Assets	$776,357,516	$7,714,198	$—	$784,071,714

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Commodity Contracts
Futures Contracts	$(10,481,089)	$—	$—	$(10,481,089)
Equity Contracts
Futures Contracts	(1,087,988)	—	—	(1,087,988)
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	(5,012,286)	—	(5,012,286)
Futures Contracts	(364,170)	—	—	(364,170)
Interest Rate Contracts
Futures Contracts	(2,747,194)	—	—	(2,747,194)
Total Liabilities	$(14,680,441)	$(5,012,286)	$—	$(19,692,727)

24

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

25

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
ASSET DERIVATIVES
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$7,714,198	$—	$7,714,198
Futures Contracts (a)	Unrealized appreciation on futures contracts	19,485,219	7,933,820	2,479,344	33,094,818	62,993,201
Total Value- Assets		$19,485,219	$7,933,820	$10,193,542	$33,094,818	$70,707,399

LIABILITY DERIVATIVES
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(5,012,286)	$—	$(5,012,286)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(1,087,988)	(2,747,194)	(364,170)	(10,481,089)	(14,680,441)
Total Value- Liabilities		$(1,087,988)	$(2,747,194)	$(5,376,456)	$(10,481,089)	$(19,692,727)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
REALIZED GAIN/(LOSS)
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	$—	$—	$24,255,391	$—	$24,255,391
Futures Contracts	Net realized gain/(loss) from Futures Contracts	95,505,036	(10,536,264)	10,149,125	34,265,023	129,382,920
Total Realized Gain/(Loss)		$95,505,036	$(10,536,264)	$34,404,516	$34,265,023	$153,638,311

26

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	$—	$—	$599,600	$—	$599,600
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(24,142,604)	4,054,767	1,326,519	12,714,212	(6,047,105)
Total Change in Unrealized Appreciation/(Depreciation)		$(24,142,604)	$4,054,767	$1,926,119	$12,714,212	$(5,447,505)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

FUND	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
Abbey Capital Multi Asset Fund	$4,007,277,103	$(2,139,830,340)	$(1,873,415,650)	$1,875,691,574

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

27

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DESCRIPTION	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT(1)	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(2)	NET AMOUNT(3)
	ASSETS				LIABILITIES
Forward Foreign Currency Contracts	$7,714,198	$(5,012,286)	$—	$2,701,912	$5,012,286	$(5,012,286)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

28

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18F-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

29

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund, the Cayman Subsidiary, Onshore Subsidiary or the SPC may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

30

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund, the Cayman Subsidiary, Onshore Subsidiary and the SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the trading advisers (each, a “Trading Adviser” together, the “Trading Advisers”), and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate of 1.77% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

	EXPENSE CAPS
FUND	CLASS A	CLASS I	CLASS C
Abbey Capital Multi Asset Fund	2.04%	1.79%	2.79%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

31

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

	EXPIRATION AUGUST 31,
FUND	2026	2027	2028	2029	TOTAL
Abbey Capital Multi Asset Fund	$261,112	$647,218	$844,605	$319,132	$2,072,067

Aspect Capital Limited, Crabel Capital Management, LLC, Graham Capital Management L.P., Revolution Capital Management, LLC, Systematica Investments Limited, Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

32

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

February 28, 2026 (unaudited)

4. Purchases and Sales of Investment Securities

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended February 28, 2026, were as follows:

	Non-U.S. Government		U.S. Government
FUND	Purchases	Sales	Purchases	Sales
Abbey Capital Multi Asset Fund	$577,797,487	$219,054,622	$—	$—

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Abbey Capital Multi Asset Fund	$818,702,995	$1,212,850	$(48,276,097)	$(47,063,247)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2025, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Abbey Capital Multi Asset Fund	$90,617,103	$(90,617,103)

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
Abbey Capital Multi Asset Fund	$32,955,251	$17,247,286	$15,976,509	$—	$—	$—

33

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (CONCLUDED)

February 28, 2026 (unaudited)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Abbey Capital Multi Asset Fund	$31,858,343	$16,271,893	$48,130,236

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had no unlimited short-term or long-term capital loss carryforwards to offset future capital gains.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

34

Abbey Capital Multi Asset Fund

Other Information

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

35

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP.
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

FINANCIAL STATEMENTS

February 28, 2026
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

Schedule of Investments

as of February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4%
Aerospace/Defense — 2.7%
AAR Corp. (a)	11,755	$1,377,334
Aerovironment, Inc. (a)	1,433	361,474
Amprius Technologies, Inc. (a)	178,020	1,910,155
Astronics Corp. (a)	33,907	2,733,582
ATI, Inc. (a)	15,268	2,497,692
Curtiss-Wright Corp.	2,004	1,403,461
Hexcel Corp.	28,338	2,626,649
Innovative Solutions and Support, Inc. (a)	26,768	694,362
Karman Holdings, Inc. (a)	12,419	1,094,238
Mercury Systems, Inc. (a)	40,842	3,636,163
Moog, Inc. - Class A	1,762	594,552
National Presto Industries, Inc.	615	81,143
TAT Technologies Ltd. (a)	24,089	1,333,808
		20,344,613
Agriculture — 1.2%
Alico, Inc.	111,460	4,601,069
Darling Ingredients, Inc. (a)	8,943	475,410
Dole PLC	130,720	2,096,749
Fresh Del Monte Produce, Inc.	6,955	298,578
Turning Point Brands, Inc.	11,347	1,554,425
Vital Farms, Inc. (a)	4,462	94,104
		9,120,335
Airlines — 0.3%
Allegiant Travel Co. (a)	10,578	1,080,543
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	44,205	381,047
SkyWest, Inc. (a)	8,137	846,899
		2,308,489
Apparel — 0.7%
Birkenstock Holding PLC (a)	34,193	1,424,139
Canada Goose Holdings, Inc. (a)	45,904	565,078
Carter’s, Inc.	11,938	400,520
Crocs, Inc. (a)	1,693	153,572
Kontoor Brands, Inc.	4,168	271,795
Lakeland Industries, Inc.	301,580	2,765,489
		5,580,593
Auto Parts & Equipment — 1.3%
Adient PLC (a)	18,535	450,771
BorgWarner, Inc.	6,155	354,343
Cooper-Standard Holdings, Inc. (a)	90,082	3,462,752
Dorman Products, Inc. (a)	1,368	161,232
Fox Factory Holding Corp. (a)	4,261	71,755
Gentherm, Inc. (a)	922	30,214
Goodyear Tire & Rubber Co. (a)	37,059	305,737
Miller Industries, Inc.	53,450	2,246,504
Motorcar Parts of America, Inc. (a)	271,480	2,807,103
Standard Motor Products, Inc.	6,173	244,945
		10,135,356

	Shares	Value
Banks — 7.4%
Ameris Bancorp	2,245	$174,347
Atlantic Union Bankshares Corp.	8,734	323,682
Bankwell Financial Group, Inc.	65,620	3,064,454
Banner Corp.	1,733	101,987
Capital Bancorp, Inc.	90,500	2,661,605
Central Pacific Financial Corp.	3,716	118,355
City Holding Co.	4,208	504,834
Colony Bankcorp, Inc.	148,967	2,954,016
Columbia Banking System, Inc.	7,350	209,107
Commercial Bancgroup, Inc. (a)	88,278	2,296,111
Community Financial System, Inc.	1,997	120,918
ConnectOne Bancorp, Inc.	5,049	133,950
Customers Bancorp, Inc. (a)	13,377	902,145
Dime Community Bancshares, Inc.	1,047	33,870
Eastern Bankshares, Inc.	5,441	106,426
First BanCorp	38,999	824,049
First Business Financial Services, Inc.	55,039	3,007,881
First Commonwealth Financial Corp.	18,699	327,793
First Financial Bancorp	24,036	674,691
First Financial Bankshares, Inc.	13,162	407,101
First Hawaiian, Inc.	13,502	334,310
First Interstate BancSystem, Inc. - Class A	7,996	276,742
First Merchants Corp.	2,329	91,017
Five Star Bancorp	65,920	2,566,266
Fulton Financial Corp.	91,394	1,869,007
Glacier Bancorp, Inc.	39,227	1,784,436
Heritage Commerce Corp.	7,938	98,669
Hope Bancorp, Inc.	27,648	311,316
Horizon Bancorp, Inc.	167,460	2,820,026
Huntington Bancshares, Inc.	78,186	1,313,525
Independent Bank Corp.	1,193	93,138
Metropolitan Bank Holding Corp.	45,516	3,830,171
NBT Bancorp, Inc.	1,326	56,647
Northeast Bank	42,330	4,693,550
OFG Bancorp	7,960	319,037
Old National Bancorp	10,450	241,395
Orrstown Financial Services, Inc.	57,596	2,070,000
Park National Corp.	737	121,259
Parke Bancorp, Inc.	114,621	3,193,341
Peapack-Gladstone Financial Corp.	2,621	87,777
Preferred Bank	1,275	111,843
S&T Bancorp, Inc.	8,702	363,831
Seacoast Banking Corp. of Florida	47,768	1,486,540
Southside Bancshares, Inc.	4,513	141,347
Stellar Bancorp, Inc.	2,051	77,241

The accompanying notes are an integral part of the financial statements.
1

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2026 (Unaudited)

	Shares	Value
Banks — (Continued)
Stock Yards Bancorp, Inc.	1,084	$69,528
TriCo Bancshares	3,184	152,132
UMB Financial Corp.	4,909	568,855
United Community Banks, Inc.	12,730	409,524
Unity Bancorp, Inc.	62,170	3,306,822
VersaBank	230,570	3,804,405
Walker & Dunlop, Inc.	1,239	57,006
Washington Trust Bancorp, Inc.	4,356	146,754
WesBanco, Inc.	11,998	418,370
		56,233,149
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	2,790	564,696
MGP Ingredients, Inc.	4,882	92,758
National Beverage Corp. (a)	6,003	218,209
Vita Coco Co., Inc. (a)	76,778	4,457,731
		5,333,394
Biotechnology — 7.6%
AbCellera Biologics, Inc. (a)	120,162	433,785
Aktis Oncology, Inc. (a)	17,086	343,941
ANI Pharmaceuticals, Inc. (a)	18,573	1,372,545
Apogee Therapeutics, Inc. (a)	27,157	1,900,990
Arcellx, Inc. (a)	10,461	1,190,357
Arcus Biosciences, Inc. (a)	6,260	127,516
Arcutis Biotherapeutics, Inc. (a)	79,198	2,135,970
Arrowhead Pharmaceuticals, Inc. (a)	8,589	543,426
Bright Minds Biosciences, Inc. (a)	20,238	1,696,349
Celcuity, Inc. (a)	18,589	2,076,577
Cogent Biosciences, Inc. (a)	17,449	677,894
Crinetics Pharmaceuticals, Inc. (a)	84,560	3,475,416
Cullinan Therapeutics, Inc. (a)	6,212	96,286
Cytokinetics, Inc. (a)	4,225	262,880
Day One Biopharmaceuticals, Inc. (a)	58,076	615,606
Definium Therapeutics, Inc. (a)	150,124	2,619,664
Edgewise Therapeutics, Inc. (a)	90,077	2,741,944
Immunome, Inc. (a)	132,949	2,906,265
Invivyd, Inc. (a)	386,139	652,575
Keros Therapeutics, Inc. (a)	9,554	135,571
Kiniksa Pharmaceuticals International PLC (a)	47,115	2,096,146
Kura Oncology, Inc. (a)	8,218	71,743
Larimar Therapeutics, Inc. (a)	128,283	681,183
Ligand Pharmaceuticals, Inc. (a)	10,063	1,995,594
MBX Biosciences, Inc. (a)	67,071	2,183,161
NeoGenomics, Inc. (a)	142,002	1,395,880
Olema Pharmaceuticals, Inc. (a)	23,910	578,622
Praxis Precision Medicines, Inc. (a)	19,393	6,530,593
Precigen, Inc. (a)	334,192	1,266,588
Relay Therapeutics, Inc. (a)	19,074	195,699
Rocket Pharmaceuticals, Inc. (a)	19,238	96,382
Roivant Sciences Ltd. (a)	39,876	1,154,011

	Shares	Value
Biotechnology — (Continued)
Scholar Rock Holding Corp. (a)	47,981	$2,124,119
Septerna, Inc. (a)	77,166	2,239,357
Structure Therapeutics, Inc. - ADR (a)	49,731	3,132,058
Tarsus Pharmaceuticals, Inc. (a)	24,357	1,839,441
Upstream Bio, Inc. (a)	5,900	45,312
Vericel Corp. (a)	1,632	58,230
Vir Biotechnology, Inc. (a)	25,747	234,040
WaVe Life Sciences Ltd. (a)	115,024	1,602,284
Xencor, Inc. (a)	15,794	201,689
Xenon Pharmaceuticals, Inc. (a)	54,975	2,376,569
		58,104,258
Building Materials — 1.8%
AAON, Inc.	6,180	625,416
American Woodmark Corp. (a)	1,043	52,254
Apogee Enterprises, Inc.	7,722	307,490
Armstrong World Industries, Inc.	4,753	824,645
Boise Cascade Co.	3,571	295,465
Gibraltar Industries, Inc. (a)	4,141	188,333
LSI Industries, Inc.	18,917	408,986
Modine Manufacturing Co. (a)	5,221	1,186,472
NWPX Infrastructure, Inc. (a)	43,110	3,345,336
Simpson Manufacturing Co., Inc.	2,069	400,496
SPX Technologies, Inc. (a)	4,521	1,025,996
Titan America SA	122,546	2,220,533
UFP Industries, Inc.	24,558	2,527,264
		13,408,686
Chemicals — 0.8%
AdvanSix, Inc.	3,917	69,840
Balchem Corp.	1,142	207,193
Celanese Corp.	4,449	222,183
Chemours Co.	9,276	169,194
FMC Corp.	66,742	983,777
Innospec, Inc.	1,121	85,846
Koppers Holdings, Inc.	7,974	301,417
Orion SA	9,741	55,426
Perimeter Solutions, Inc. (a)	76,304	1,791,618
Rogers Corp. (a)	1,868	201,427
Sensient Technologies Corp.	14,971	1,520,006
Stepan Co.	2,701	137,454
Tronox Holdings PLC	51,301	383,732
		6,129,113
Coal — 0.2%
American Resources Corp. (a)	184,224	552,672
Warrior Met Coal, Inc.	9,551	795,025
		1,347,697
Commercial Services — 5.4%
Acacia Research Corp. (a)	319,200	1,337,448
American Public Education, Inc. (a)	99,639	4,565,459
Andersen Group, Inc. (a)	43,097	997,695

The accompanying notes are an integral part of the financial statements.
2

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2026 (Unaudited)

	Shares	Value
Commercial Services — (Continued)
Arlo Technologies, Inc. (a)	7,697	$120,766
BGSF, Inc.	150,010	912,061
BrightView Holdings, Inc. (a)	6,056	83,512
Brink’s Co.	4,054	473,385
CoreCivic, Inc. (a)	219,690	3,884,119
Covista, Inc. (a)	3,449	338,002
CPI Card Group, Inc. (a)	181,830	2,230,145
EVERTEC, Inc.	3,215	91,017
Forrester Research, Inc. (a)	278,210	1,663,696
GEO Group, Inc. (a)	38,619	580,830
Herc Holdings, Inc.	10,434	1,458,569
Insperity, Inc.	14,573	323,666
John Wiley & Sons, Inc. - Class A	13,184	408,968
Kelly Services, Inc. - Class A	83,790	813,601
KinderCare Learning Cos., Inc. (a)	24,790	86,765
Lincoln Educational Services Corp. (a)	87,643	3,176,182
MarketAxess Holdings, Inc.	1,203	230,976
Matthews International Corp. - Class A	5,499	145,338
Paysafe Ltd. (a)	14,167	88,685
Perdoceo Education Corp.	10,039	334,801
Progyny, Inc. (a)	37,967	671,636
RCM Technologies, Inc. (a)	111,780	2,113,760
Rent-A-Center, Inc.	3,409	73,123
Repay Holdings Corp. (a)	470,950	1,309,241
Strategic Education, Inc.	1,789	147,199
Universal Technical Institute, Inc. (a)	101,043	3,657,757
USCB Financial Holdings, Inc.	133,720	2,531,320
Verra Mobility Corp. (a)	66,966	1,119,002
WEX, Inc. (a)	10,417	1,554,112
Willdan Group, Inc. (a)	22,064	1,966,785
WillScot Holdings Corp.	74,046	1,600,134
		41,089,755
Computers — 1.1%
Amentum Holdings, Inc. (a)	2,599	77,632
ASGN, Inc. (a)	2,386	102,359
CACI International, Inc. - Class A (a)	1,145	698,645
Cantaloupe, Inc. (a)	9,881	103,158
ExlService Holdings, Inc. (a)	7,485	233,906
Figure Technology Solutions, Inc. - Class A (a)	8,806	222,616
Globant S.A. (a)	9,164	456,001
Insight Enterprises, Inc. (a)	2,176	181,826
MAXIMUS, Inc.	21,944	1,659,186
NCR Voyix Corp. (a)	49,502	378,195
One Stop Systems, Inc. (a)	85,248	703,722
Pitney Bowes, Inc.	10,806	115,948
Rimini Street, Inc. (a)	618,600	2,301,192
Science Applications International Corp.	10,476	966,516
		8,200,902

	Shares	Value
Cosmetics/Personal Care — 0.6%
Edgewell Personal Care Co.	13,267	$301,691
elf Beauty, Inc. (a)	20,213	1,860,607
Interparfums, Inc.	17,319	1,745,409
Oddity Tech Ltd. - Class A (a)	2,475	29,131
Perrigo Co. PLC	57,354	758,220
Prestige Brands Holdings, Inc. (a)	3,474	240,748
		4,935,806
Distribution/Wholesale — 0.9%
G-III Apparel Group Ltd.	19,012	581,577
OPENLANE, Inc. (a)	43,780	1,248,168
Pool Corp.	2,106	478,441
SiteOne Landscape Supply, Inc. (a)	8,978	1,282,866
VSE Corp.	13,959	3,169,670
WESCO International, Inc.	371	107,405
		6,868,127
Diversified Financial Services — 1.6%
Dave, Inc. (a)	4,795	926,730
Encore Capital Group, Inc. (a)	3,458	236,147
Enova International, Inc. (a)	3,612	502,249
Houlihan Lokey, Inc.	7,469	1,223,198
Interactive Brokers Group, Inc. - Class A	12,252	872,220
LendingClub Corp. (a)	74,263	1,107,261
Miami International Holdings, Inc. (a)	30,497	1,299,172
Moelis & Co. - Class A	24,463	1,452,124
Perella Weinberg Partners	45,094	834,690
Radian Group, Inc.	22,816	787,608
Silvercrest Asset Management Group, Inc. - Class A	80,736	1,227,591
Virtus Investment Partners, Inc.	807	111,656
WisdomTree, Inc.	92,824	1,588,219
World Acceptance Corp. (a)	2,155	290,666
		12,459,531
Electric — 0.6%
Ameresco, Inc. - Class A (a)	23,108	703,870
Hawaiian Electric Industries, Inc. (a)	39,161	606,604
Northwestern Energy Group, Inc.	24,889	1,741,234
TXNM Energy, Inc.	18,036	1,064,485
Unitil Corp.	2,272	118,848
		4,235,041
Electrical Components & Equipment — 1.8%
AZZ, Inc.	13,809	1,877,748
Belden, Inc.	9,744	1,396,315
Graham Corp. (a)	26,385	2,142,990
Littelfuse, Inc.	1,079	380,304
nLight, Inc. (a)	84,505	4,748,336

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2026 (Unaudited)

	Shares	Value
Electrical Components & Equipment — (Continued)
Powell Industries, Inc.	6,207	$3,249,985
		13,795,678
Electronics — 3.4%
Allient, Inc.	28,771	1,894,283
Applied Optoelectronics, Inc. (a)	69,533	5,856,765
Badger Meter, Inc.	2,217	337,937
Benchmark Electronics, Inc.	4,446	257,023
Brady Corp. - Class A	2,928	270,372
Coherent Corp. (a)	3,416	884,505
Comtech Telecommunications Corp. (a)	181,070	908,971
ESCO Technologies, Inc.	9,976	2,766,245
Ingram Micro Holding Corp.	67,247	1,391,340
Itron, Inc. (a)	4,655	437,337
Kimball Electronics, Inc. (a)	125,980	3,148,240
Knowles Corp. (a)	7,352	199,754
Mirion Technologies, Inc. (a)	109,846	2,373,772
OSI Systems, Inc. (a)	1,136	323,987
Plexus Corp. (a)	2,641	512,697
Sanmina Corp. (a)	6,648	1,032,169
SYNNEX Corp.	830	130,152
TTM Technologies, Inc. (a)	8,548	891,044
Vontier Corp.	64,437	2,636,762
		26,253,355
Energy-Alternate Sources — 0.5%
Eos Energy Enterprises, Inc. (a)	251,510	1,432,350
Fluence Energy, Inc. (a)	75,573	1,174,404
REX American Resources Corp. (a)	5,040	179,222
Shoals Technologies Group, Inc. - Class A (a)	87,290	517,630
Sunrun, Inc. (a)	7,050	93,413
T1 Energy, Inc. (a)	62,715	386,324
		3,783,343
Engineering & Construction — 3.2%
Bowman Consulting Group Ltd. (a)	95,920	3,217,157
Cardinal Infrastructure Group, Inc. - Class A (a)	50,784	1,636,261
Comfort Systems USA, Inc.	4,006	5,726,056
Construction Partners, Inc. - Class A (a)	16,130	2,167,388
EMCOR Group, Inc.	4,741	3,435,423
Energy Services of America Corp.	37,817	590,702
Exponent, Inc.	2,780	202,328
Mistras Group, Inc. (a)	98,760	1,509,053
MYR Group, Inc. (a)	12,719	3,433,621
Shimmick Corp. (a)	171,820	608,243
Sterling Construction Co., Inc. (a)	2,024	866,535
TopBuild Corp. (a)	2,707	1,213,548
		24,606,315

	Shares	Value
Entertainment — 1.5%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	$57,269
Cinemark Holdings, Inc.	7,468	210,896
IMAX Corp. (a)	100,217	4,292,294
Monarch Casino & Resort, Inc.	3,215	308,962
Pursuit Attractions and Hospitality, Inc. (a)	58,560	2,035,546
Rush Street Interactive, Inc. (a)	50,500	997,375
Scientific Games Corp. (a)	6,167	579,328
United Parks & Resorts, Inc. (a)	43,272	1,505,433
Vail Resorts, Inc.	8,203	1,114,049
		11,101,152
Environmental Control — 0.6%
CECO Environmental Corp. (a)	69,771	4,217,657
PureCycle Technologies, Inc. (a)	15,408	97,224
Tetra Tech, Inc.	15,990	573,082
		4,887,963
Food — 1.1%
B&G Foods, Inc.	75,320	399,949
Cal-Maine Foods, Inc.	17,410	1,516,585
Grocery Outlet Holding Corp. (a)	24,595	242,999
Ingles Markets, Inc. - Class A	24,664	2,098,906
J&J Snack Foods Corp.	578	50,321
Mama’s Creations, Inc. (a)	62,725	1,075,106
Nomad Foods Ltd.	63,841	700,336
Simply Good Foods Co. (a)	71,760	1,224,226
United Natural Foods, Inc. (a)	19,944	762,060
Weis Markets, Inc.	1,995	135,181
		8,205,669
Gas — 0.5%
MDU Resources Group, Inc.	81,982	1,695,388
Northwest Natural Holding, Co.	10,869	576,492
Southwest Gas Holdings, Inc.	18,079	1,594,025
		3,865,905
Hand/Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,896	188,880
Hurco Cos., Inc. (a)	66,830	1,183,559
MSA Safety, Inc.	7,173	1,401,676
		2,774,115
Healthcare-Products — 4.2%
ABIOMED Inc. (a)(b)	1,453	0
Adaptive Biotechnologies Corp. (a)	180,658	2,894,141
Albireo Pharma Inc. (a)(b)	1,908	0
Alphatec Holdings, Inc. (a)	38,718	527,339
AngioDynamics, Inc. (a)	137,993	1,578,640
AxoGen, Inc. (a)	17,568	557,433
CONMED Corp.	7,956	365,976
CryoLife, Inc. (a)	3,328	128,128
Embecta Corp.	80,339	824,278

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2026 (Unaudited)

	Shares	Value
Healthcare-Products — (Continued)
Enovis Corp. (a)	37,759	$961,722
Establishment Labs Holdings, Inc. (a)	23,512	1,850,394
Glaukos Corp. (a)	7,294	878,198
Guardant Health, Inc. (a)	5,772	541,991
Haemonetics Corp. (a)	21,543	1,364,103
ICU Medical, Inc. (a)	13,304	2,003,316
Kestra Medical Technologies Ltd. (a)	34,412	801,111
LeMaitre Vascular, Inc.	934	101,040
Masimo Corp. (a)	2,530	443,636
Merit Medical Systems, Inc. (a)	3,088	238,332
NeuroPace, Inc. (a)	85,121	1,241,064
OmniAb, Inc. (a)(b)	370	0
OmniAb, Inc. (a)(b)	370	0
Omnicell, Inc. (a)	21,524	884,636
Quanterix Corp. (a)	88,002	576,413
Repligen Corp. (a)	10,285	1,323,988
Sensus Healthcare, Inc. (a)	310,940	1,277,963
SI-BONE, Inc. (a)	86,682	1,345,305
Tactile Systems Technology, Inc. (a)	57,039	1,670,672
Tandem Diabetes Care, Inc. (a)	122,678	3,103,753
Teleflex, Inc.	16,474	2,010,817
TransMedics Group, Inc. (a)	11,648	1,691,989
West Pharmaceutical Services, Inc.	2,836	721,308
		31,907,686
Healthcare-Services — 1.2%
Acadia Healthcare Co., Inc. (a)	25,679	601,916
Addus HomeCare Corp. (a)	9,965	1,031,676
Ardent Health, Inc. (a)	8,307	78,003
Chemed Corp.	621	254,616
Ensign Group, Inc.	2,982	638,655
Fortrea Holdings, Inc. (a)	29,756	318,984
HealthEquity, Inc. (a)	1,801	137,758
MEDNAX, Inc. (a)	54,613	1,084,068
National HealthCare Corp.	3,006	491,481
PACS Group, Inc. (a)	5,433	198,359
Park Dental Partners, Inc. (a)	52,950	998,637
Privia Health Group, Inc. (a)	27,422	651,273
RadNet, Inc. (a)	23,798	1,661,338
Surgery Partners, Inc. (a)	56,275	872,263
US Physical Therapy, Inc.	1,232	102,207
		9,121,234
Home Builders — 1.5%
Cavco Industries, Inc. (a)	4,065	2,346,562
Century Communities, Inc.	35,944	2,416,515
Champion Homes, Inc. (a)	11,150	1,042,302
Installed Building Products, Inc.	5,254	1,722,051
LCI Industries	11,343	1,510,888
LGI Homes, Inc. (a)	23,936	1,242,278
M/I Homes, Inc. (a)	5,874	835,048

	Shares	Value
Home Builders — (Continued)
Winnebago Industries, Inc.	5,231	$208,665
		11,324,309
Home Furnishings — 0.8%
Hamilton Beach Brands Holding Co. - Class A	134,440	2,559,738
Leggett & Platt, Inc.	39,904	466,079
Sleep Number Corp. (a)	386,380	2,383,964
Universal Electronics, Inc. (a)	137,160	517,093
		5,926,874
Household Products/Wares — 0.1%
Helen of Troy Ltd. (a)	29,921	527,806
Quanex Building Products Corp.	1,957	40,177
WD-40 Co.	1,574	374,927
		942,910
Housewares — 0.1%
Central Garden & Pet Co. (a)	1,215	47,616
Central Garden & Pet Co. - Class A (a)	303	10,465
Lifetime Brands, Inc.	192,700	637,837
		695,918
Insurance — 3.0%
American Integrity Insurance Group, Inc. (a)	152,460	3,104,086
Assured Guaranty Ltd.	30,193	2,602,938
Axis Capital Holdings Ltd.	18,525	1,958,463
Employers Holdings, Inc.	3,627	149,976
Exzeo Group, Inc. (a)	40,768	683,272
Genworth Financial, Inc. - Class A (a)	312,972	2,641,484
HCI Group, Inc.	2,200	388,124
Heritage Insurance Holdings, Inc. (a)	158,887	4,428,181
NMI Holdings, Inc. - Class A (a)	30,647	1,204,733
RLI Corp.	2,956	184,218
Safety Insurance Group, Inc.	1,593	123,664
Selective Insurance Group, Inc.	3,866	324,899
Stewart Information Services Corp.	2,200	156,178
White Mountains Insurance Group Ltd.	2,047	4,545,384
		22,495,600
Internet — 1.9%
Bumble, Inc. - Class A (a)	45,686	138,885
DHI Group, Inc. (a)	1,418,080	3,531,019
ePlus, Inc.	37,781	3,047,415
Figs, Inc. - Class A (a)	151,844	2,345,990
QuinStreet, Inc. (a)	5,337	62,550
RealReal, Inc. (a)	222,398	2,726,600
Shutterstock, Inc.	6,902	115,954
TripAdvisor, Inc. (a)	69,810	705,779
Wix.com Ltd. (a)	20,017	1,410,398

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2026 (Unaudited)

	Shares	Value
Internet — (Continued)
Yelp, Inc. (a)	17,907	$399,147
		14,483,737
Investment Companies — 1.0%
Cannae Holdings, Inc.	73,802	900,384
Cipher Digital, Inc. (a)	64,020	998,712
Core Scientific, Inc. (a)	44,536	755,776
HA Sustainable Infrastructure Capital, Inc.	3,141	114,709
Hut 8 Corp. (a)	16,168	860,623
Innventure, Inc. (a)	62,359	177,100
Terawulf, Inc. (a)	252,794	4,100,319
		7,907,623
Iron/Steel — 0.6%
Carpenter Technology Corp.	11,908	4,740,218

Leisure Time — 0.6%
Callaway Golf Co. (a)	8,836	124,234
Lindblad Expeditions Holdings, Inc. (a)	154,445	3,044,111
OneSpaWorld Holdings Ltd.	57,237	1,232,313
		4,400,658
Lodging — 0.2%
Boyd Gaming Corp.	4,776	397,506
Marcus Corp.	65,620	1,104,385
		1,501,891
Machinery-Construction & Mining — 0.5%
Babcock & Wilcox Enterprises, Inc. (a)	206,487	1,829,475
BWX Technologies, Inc.	8,167	1,682,238
		3,511,713
Machinery-Diversified — 1.8%
Albany International Corp. - Class A	1,126	64,914
Applied Industrial Technologies, Inc.	7,177	2,028,077
Chart Industries, Inc. (a)	3,219	667,299
Cognex Corp.	25,298	1,376,211
DXP Enterprises, Inc. (a)	9,394	1,300,787
Flowserve Corp.	17,756	1,571,761
Power Solutions International, Inc. (a)	17,032	1,422,172
Tennant Co.	18,851	1,150,477
Toro Co.	5,348	528,703
Twin Disc, Inc.	207,255	3,769,968
		13,880,369
Media — 0.1%
Cable One, Inc.	2,974	285,355
Scholastic Corp.	5,558	193,252
Sinclair, Inc.	17,962	293,499
		772,106

	Shares	Value
Metal Fabricate/Hardware — 1.7%
Advanced Drainage Systems, Inc.	11,066	$1,896,048
Helios Technologies, Inc.	15,220	1,085,490
Janus International Group, Inc. (a)	115,465	803,636
Mueller Industries, Inc.	11,950	1,409,622
NN, Inc. (a)	162,200	244,922
Proto Labs, Inc. (a)	28,413	1,763,879
Standex International Corp.	7,010	1,836,620
Valmont Industries, Inc.	3,207	1,474,996
Xometry, Inc. - Class A (a)	52,965	2,172,360
		12,687,573
Mining — 2.9%
Almonty Industries, Inc. (a)	132,781	2,441,842
Centrus Energy Corp. - Class A (a)	9,441	1,912,652
Century Aluminum Co. (a)	18,637	960,924
Energy Fuels, Inc. (a)	111,247	2,371,786
IAMGOLD Corp. (a)	138,733	3,408,670
Ivanhoe Electric, Inc. (a)	156,284	2,686,522
MP Materials Corp. (a)	12,967	763,367
Perpetua Resources Corp. (a)	71,176	2,623,547
United States Antimony Corp. (a)	168,703	1,508,205
Uranium Energy Corp. (a)	173,345	2,657,379
USA Rare Earth, Inc. (a)	53,503	1,011,207
		22,346,101
Miscellaneous Manufacturing — 1.2%
Axon Enterprise, Inc. (a)	5,340	2,896,416
Core Molding Technologies, Inc. (a)	56,370	1,028,752
Enpro, Inc.	4,961	1,283,163
Fabrinet (a)	5,595	3,052,800
JBT Marel Corp.	2,493	383,922
Materion Corp.	2,877	469,123
Smith & Wesson Brands, Inc.	7,143	85,002
		9,199,178
Office Furnishings — 0.0% (c)
Interface, Inc.	11,644	366,670

Oil & Gas — 0.8%
Delek US Holdings, Inc.	52,764	2,010,836
Expand Energy Corp.	9,762	1,053,515
Helmerich & Payne, Inc.	16,912	595,641
Patterson-UTI Energy, Inc.	112,890	960,694
PBF Energy, Inc. - Class A	5,245	186,722
Range Resources Corp.	29,237	1,206,903
Talos Energy, Inc. (a)	6,990	85,628
		6,099,939
Oil & Gas Services — 3.1%
DMC Global, Inc. (a)	267,430	1,575,163
DNOW, Inc. (a)	63,972	753,590
Flotek Industries, Inc. (a)	74,530	1,144,036
Helix Energy Solutions Group, Inc. (a)	41,891	384,978

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2026 (Unaudited)

	Shares	Value
Oil & Gas Services — (Continued)
Innovex International, Inc. (a)	49,342	$1,300,162
Kodiak Gas Services, Inc.	38,820	2,118,407
Liberty Energy, Inc.	66,872	1,878,434
National Energy Services Reunited Corp. (a)	64,167	1,607,383
Natural Gas Services Group, Inc.	135,030	5,166,248
Oceaneering International, Inc. (a)	35,309	1,253,470
Oil States International, Inc. (a)	39,848	521,610
Solaris Energy Infrastructure, Inc.	48,421	2,403,134
TETRA Technologies, Inc. (a)	276,301	2,392,767
Tidewater, Inc. (a)	17,839	1,416,773
		23,916,155
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	6,771	136,977
Amylyx Pharmaceuticals, Inc. (a)	113,350	1,719,519
Arvinas, Inc. (a)	8,832	117,201
BellRing Brands, Inc. (a)	33,425	614,686
Collegium Pharmaceutical, Inc. (a)	2,619	109,134
Corcept Therapeutics, Inc. (a)	3,332	118,952
Guardian Pharmacy Services, Inc. - Class A (a)	37,681	1,262,690
Indivior Pharmaceuticals, Inc. (a)	66,751	2,184,093
Madrigal Pharmaceuticals, Inc. (a)	334	144,288
Pacira BioSciences, Inc. (a)	12,980	284,392
Protagonist Therapeutics, Inc. (a)	13,970	1,286,358
Rhythm Pharmaceuticals, Inc. (a)	14,901	1,381,770
Spyre Therapeutics, Inc. (a)	65,274	2,807,435
Xeris Biopharma Holdings, Inc. (a)	196,911	1,205,095
		13,372,590
Private Equity — 0.1%
Ridgepost Capital, Inc. - Class A	117,916	951,582

Real Estate — 0.7%
Compass, Inc. - Class A (a)	50,573	493,087
Howard Hughes Holdings, Inc. (a)	10,887	787,892
Kennedy-Wilson Holdings, Inc.	23,811	259,064
McGrath RentCorp	31,391	3,482,831
		5,022,874
REITS — 1.8%
Agree Realty Corp.	1,641	132,068
Alexander & Baldwin, Inc.	4,543	94,449
Alpine Income Property Trust, Inc.	104,034	2,051,550
Apollo Commercial Real Estate Finance, Inc.	44,054	466,972
Blackstone Mortgage Trust, Inc. - Class A	6,106	117,296
Brandywine Realty Trust	72,030	229,776
CareTrust REIT, Inc.	7,113	288,930
Centerspace	2,329	146,494
Chimera Investment Corp.	35,803	487,279

	Shares	Value
REITS — (Continued)
Chiron Real Estate, Inc.	43,148	$1,494,215
DiamondRock Hospitality Co.	13,130	131,825
EastGroup Properties, Inc.	2,590	508,443
Getty Realty Corp.	5,173	169,778
Gladstone Commercial Corp.	5,797	72,405
Global Net Lease, Inc.	24,433	230,159
Kite Realty Group Trust	7,450	194,073
LXP Industrial Trust	2,422	120,034
Medical Properties Trust, Inc.	67,175	386,928
NETSTREIT Corp.	3,764	78,178
NexPoint Residential Trust, Inc.	2,074	58,466
Outfront Media, Inc. (a)	49,235	1,418,460
PennyMac Mortgage Investment Trust	24,404	299,193
Piedmont Realty Trust, Inc. - Class A	33,537	254,546
Rayonier, Inc.	2,658	57,120
Redwood Trust, Inc.	77,920	471,416
Regency Centers Corp.	2,758	217,882
Safehold, Inc.	11,399	183,980
Service Properties Trust	43,046	99,006
Sunrise Realty Trust, Inc.	157,780	1,478,399
Tanger, Inc.	33,410	1,238,175
TPG RE Finance Trust, Inc.	8,617	72,900
Whitestone REIT	14,111	214,346
		13,464,741
Retail — 4.5%
Abercrombie & Fitch Co. - Class A (a)	2,464	240,979
Advance Auto Parts, Inc.	2,595	137,976
Asbury Automotive Group, Inc. (a)	16,374	3,500,434
BJ’s Restaurants, Inc. (a)	7,047	267,716
BlueLinx Holdings, Inc. (a)	14,349	945,886
Boot Barn Holdings, Inc. (a)	10,772	2,038,278
Buckle, Inc.	2,951	158,026
Build-A-Bear Workshop, Inc.	62,300	3,031,518
Casey’s General Stores, Inc.	1,888	1,294,394
FirstCash Holdings, Inc.	2,930	564,875
Five Below, Inc. (a)	3,696	826,167
Group 1 Automotive, Inc.	2,270	739,430
J Jill, Inc.	102,700	1,773,629
Kohl’s Corp.	4,833	79,116
Lithia Motors, Inc.	382	106,800
Murphy USA, Inc.	7,520	2,938,365
National Vision Holdings, Inc. (a)	135,651	3,658,507
Nu Skin Enterprises, Inc. - Class A	35,505	301,082
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,506	1,125,193
Portillo’s, Inc. - Class A (a)	61,118	326,370
PriceSmart, Inc.	17,479	2,702,603
Red Robin Gourmet Burgers, Inc. (a)	607,100	3,053,713

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Schedule of Investments (CONTINUED)

as of February 28, 2026 (Unaudited)

	Shares	Value
Retail — (Continued)
RH (a)	2,399	$397,538
Shake Shack, Inc. - Class A (a)	6,147	590,173
Shoe Carnival, Inc.	99,824	2,015,447
Signet Jewelers Ltd.	5,100	490,569
Texas Roadhouse, Inc.	2,804	512,767
Tilly’s, Inc. - Class A (a)	271,220	390,557
		34,208,108
Savings & Loans — 1.0%
Axos Financial, Inc. (a)	3,461	300,484
Banc of California, Inc.	1,809	33,412
Beacon Financial Corp.	17,583	522,918
FS Bancorp, Inc.	81,284	3,211,531
Home Bancorp, Inc.	24,010	1,418,991
Northfield Bancorp, Inc.	9,880	131,799
Northwest Bancshares, Inc.	5,826	72,534
OceanFirst Financial Corp.	5,361	96,820
Provident Financial Services, Inc.	15,571	327,614
Riverview Bancorp, Inc.	295,120	1,578,892
		7,694,995
Semiconductors — 4.7%
Advanced Energy Industries, Inc.	5,724	1,920,803
Aehr Test Systems (a)	22,302	834,764
Allegro MicroSystems, Inc. (a)	33,504	1,221,891
Ambiq Micro, Inc. (a)	29,283	898,988
Amtech Systems, Inc. (a)	158,540	2,068,947
AXT, Inc. (a)	80,921	3,066,906
Camtek Ltd. (a)	5,399	903,739
Cirrus Logic, Inc. (a)	3,525	497,448
Cohu, Inc. (a)	48,342	1,459,928
FormFactor, Inc. (a)	14,402	1,424,070
inTEST Corp. (a)	205,020	2,388,483
Kulicke & Soffa Industries, Inc.	6,419	447,533
Lattice Semiconductor Corp. (a)	13,177	1,259,985
MKS, Inc.	1,371	335,155
Monolithic Power Systems, Inc.	1,952	2,230,628
Onto Innovation, Inc. (a)	9,914	2,140,333
Photronics, Inc. (a)	7,595	284,281
Power Integrations, Inc.	6,328	303,238
Semtech Corp. (a)	19,761	1,782,837
Silicon Motion Technology Corp. - ADR	27,162	3,510,145
SiTime Corp. (a)	8,201	3,263,014
Tower Semiconductor Ltd. (a)	9,327	1,164,662
Ultra Clean Holdings, Inc. (a)	42,126	2,556,206
Veeco Instruments, Inc. (a)	3,472	106,104
		36,070,088
Software — 2.4%
ACI Worldwide, Inc. (a)	15,290	606,707
Alignment Healthcare, Inc. (a)	92,535	1,778,523
Asure Software, Inc. (a)	243,790	2,228,241
Blackbaud, Inc. (a)	799	38,783

	Shares	Value
Software — (Continued)
Commvault Systems, Inc. (a)	14,108	$1,200,309
CSG Systems International, Inc.	2,939	234,826
DigitalOcean Holdings, Inc. (a)	21,486	1,204,505
Fastly, Inc. - Class A (a)	102,912	1,967,677
Genasys, Inc. (a)	568,340	1,074,163
Global-e Online Ltd. (a)	34,477	1,205,661
Innodata, Inc. (a)	15,445	682,206
LiveRamp Holdings, Inc. (a)	2,185	59,366
Planet Labs PBC (a)	145,022	3,500,831
Porch Group, Inc. (a)	58,501	480,293
Procore Technologies, Inc. (a)	10,827	595,918
Progress Software Corp. (a)	5,306	222,215
Smith Micro Software, Inc. (a)	206,090	115,410
Take-Two Interactive Software, Inc. (a)	3,504	741,026
Talkspace, Inc. (a)	5,983	28,838
Vertex, Inc. - Class A (a)	43,726	633,153
		18,598,651
Telecommunications — 1.6%
Applied Digital Corp. (a)	49,622	1,353,192
Array Digital Infrastructure, Inc.	8,331	405,970
Aviat Networks, Inc. (a)	146,250	3,662,100
Frequency Electronics, Inc. (a)	32,093	1,611,390
IDT Corp. - Class B	3,111	158,505
InterDigital, Inc.	869	318,515
Iridium Communications, Inc.	9,628	230,591
LightPath Technologies, Inc. - Class A (a)	166,382	1,735,364
NetGear, Inc. (a)	7,443	153,475
Telephone & Data Systems, Inc.	10,347	463,028
Viavi Solutions, Inc. (a)	23,640	702,344
Vistance Networks, Inc. (a)	80,792	1,419,515
		12,213,989
Textiles — 0.4%
UniFirst Corp.	12,770	2,998,651

Toys/Games/Hobbies — 0.5%
JAKKS Pacific, Inc.	170,640	3,730,190

Transportation — 1.7%
ArcBest Corp.	23,944	2,458,091
Genco Shipping & Trading Ltd.	8,632	207,600
GXO Logistics, Inc. (a)	59,196	3,719,285
Hub Group, Inc. - Class A	26,107	1,124,428
Ituran Location and Control Ltd.	18,124	869,952
Knight-Swift Transportation Holdings, Inc.	1,873	117,849
Marten Transport Ltd.	7,327	99,574
PAMT CORP (a)	76,070	763,743
Saia, Inc. (a)	8,304	3,366,359

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Concluded)

as of February 28, 2026 (Unaudited)

	Shares	Value
Transportation — (Continued)
Scorpio Tankers, Inc.	4,242	$335,457
		13,062,338
Water — 0.0% (c)
American States Water Co.	1,758	131,024
California Water Service Group	1,969	88,762
		219,786
TOTAL COMMON STOCKS (Cost $459,523,545)		734,945,385

TOTAL INVESTMENTS — 96.4% (Cost $459,523,545)		734,945,385
Other Assets in Excess of Liabilities — 3.6%		27,832,193
TOTAL NET ASSETS — 100.0%		$762,777,578

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

ASSETS:
Investments, at value	$734,945,385
Cash - interest bearing deposit account	29,294,272
Receivable for investments sold	1,314,292
Dividends receivable	245,776
Receivable for fund shares sold	139,980
Interest receivable	72,793
Cash	18,713
Prepaid expenses and other assets	38,481
Total assets	766,069,692

LIABILITIES:
Payable for investments purchased	2,650,525
Payable to Adviser	482,218
Payable for capital shares redeemed	15,020
Payable for shareholder servicing fees	7,509
Payable for expenses and other liabilities	136,842
Total liabilities	3,292,114
NET ASSETS	$762,777,578

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$37,341
Additional paid-in capital	460,505,092
Total distributable earnings	302,235,145
Total net assets	$762,777,578

Net assets	$762,777,578
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	37,341,366
Net asset value per share	$20.43

Investments, at cost	$459,523,545

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE Period ENDED FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT INCOME:
Dividend income	$3,028,944
Less: issuance fees	(2,437)
Less: dividend withholding taxes	(9,025)
Interest income	647,427
Total investment income	3,664,909

EXPENSES:
Sub-advisory fees	2,587,589
Fund administration and accounting fees	104,641
Trustees’ fees	41,431
Transfer agent fees	30,156
Custodian fees	26,248
Compliance fees	23,609
Federal and state registration fees	23,580
Legal fees	18,671
Audit fees	9,857
Reports to shareholders	5,223
Other expenses and fees	21,432
Total expenses	2,892,437
NET INVESTMENT INCOME	772,472

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	49,399,575
Net realized gain (loss)	49,399,575
Net change in unrealized appreciation (depreciation) on:
Investments	56,819,060
Net change in unrealized appreciation (depreciation)	56,819,060
Net realized and unrealized gain (loss)	106,218,635
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,991,107

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$772,472	$1,655,753
Net realized gain (loss)	49,399,575	47,324,752
Net change in unrealized appreciation (depreciation)	56,819,060	28,568,138
Net increase (decrease) in net assets from operations	106,991,107	77,548,643

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(59,820,239)	(20,686,719)
Total distributions to shareholders	(59,820,239)	(20,686,719)

CAPITAL TRANSACTIONS:
Shares sold	32,495,430	52,119,089
Shares issued from reinvestment of distributions	52,757,376	18,720,449
Shares redeemed	(72,757,519)	(28,485,844)
Net increase (decrease) in net assets from capital transactions	12,495,287	42,353,694

NET INCREASE (DECREASE) IN NET ASSETS	59,666,155	99,215,618

NET ASSETS:
Beginning of the period	703,111,423	603,895,805
End of the period	$762,777,578	$703,111,423

SHARES TRANSACTIONS
Shares sold	1,644,111	3,008,317
Shares issued from reinvestment of distributions	2,773,784	975,532
Shares redeemed	(3,576,033)	(1,594,066)
Total increase (decrease) in shares outstanding	841,862	2,389,783

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$19.26	$17.70	$15.26	$14.39	$21.47	$13.73
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.05	0.07	0.07	0.02	(0.03)
Net realized and unrealized gain (loss) on investments (b)	2.88	2.12	2.46	0.85	(2.88)	7.99
Total from investment operations	2.90	2.17	2.53	0.92	(2.86)	7.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.20)	(0.09)	(0.05)	—	—
Net realized gains	(1.71)	(0.41)	—	—	(4.22)	(0.22)
Total distributions	(1.73)	(0.61)	(0.09)	(0.05)	(4.22)	(0.22)
Net asset value, end of period	$20.43	$19.26	$17.70	$15.26	$14.39	$21.47
TOTAL RETURN (c)	15.73%	12.25%	16.72%	6.40%	(16.93)%	58.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$762,778	$703,111	$603,896	$482,440	$441,478	$536,177
Ratio of expenses to average net assets (d)	0.80%	0.80%	0.80%	0.82%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets (d)	0.21%	0.26%	0.43%	0.50%	0.10%	(0.18)%
Portfolio turnover rate (c)	39%	71%	58%	56%	56%	75%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below), in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Altair Advisers, LLC, the Fund’s investment adviser (“Altair” or the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

14

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$734,945,385	$—	$—	(a)	$734,945,385
Total Investments	$734,945,385	$—	$—	(a)	$734,945,385

(a)	Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund

15

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Altair Advisers, LLC serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (the “Sub-Advisers”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser’s investment team is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to the supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate of 0.80% based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. This amount is included in Investment management fees on the Statement of Operations.

16

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
Adara Smaller Companies Fund	$270,471,203	$295,405,052

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
Adara Smaller Companies Fund	$439,472,327	$237,673,374	$(23,422,257)	$214,251,117

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
Adara Smaller Companies Fund	$—	$40,813,160	$—	$214,251,117	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	YEAR ENDED	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Adara Smaller Companies Fund	2025	$7,539,135	$13,147,584	$20,686,719

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2025, the Fund had short-term capital loss carryforwards of $0.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

18

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

INFORMATION ON Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

19

Investment Adviser
Altair Advisers, LLC
225 West Washington Street, Suite 2400
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

FINANCIAL STATEMENTS

February 28, 2026
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

Sector Classification as of February 28, 2026	Value	% of Net Assets
Financials	$168,344,207	20.9%
Industrials	148,009,170	18.8
Information Technology	132,649,870	16.8
Health Care	67,686,328	8.8
Materials	63,170,116	8.0
Communication Services	54,106,593	6.8
Consumer Discretionary	46,036,487	5.3
Energy	38,229,022	4.7
Consumer Staples	34,228,323	4.2
Utilities	12,902,227	1.5
Real Estate	4,259,666	0.4
Other Assets in Excess of Liabilities	30,228,015	3.8
	$799,850,024	100.0%

The following table presents a summary by country of the schedule holdings of the Fund:

Country	Value	% of Net Assets
United Kingdom	$107,143,808	13.4%
Japan	104,231,481	13.0
South Korea	69,967,021	8.7
Taiwan	53,236,808	6.7
France	46,785,243	5.8
China	41,943,997	5.2
Netherlands	41,213,734	5.2
Canada	30,526,279	3.8
India	28,116,201	3.5
Italy	26,512,421	3.3
Switzerland	24,737,070	3.1
Brazil	22,793,668	2.9
Australia	19,347,034	2.4
Germany	17,766,822	2.2
Hong Kong	15,543,546	1.9
Ireland	15,532,653	1.9
Finland	11,722,225	1.5
United States	10,877,508	1.4
Mexico	10,795,647	1.4
Denmark	9,533,930	1.2
Spain	6,460,183	0.8
Bermuda	6,167,083	0.8
Singapore	5,813,138	0.7
South Africa	5,781,358	0.7
Norway	5,645,348	0.7
Israel	4,936,939	0.6
Sweden	3,410,170	0.4
United Arab Emirates	3,011,162	0.4
Portugal	2,312,413	0.3
Hungary	2,075,381	0.3
Austria	1,961,436	0.2
Peru	$1,834,082	0.2%
Belgium	1,446,276	0.2
Indonesia	1,400,624	0.2
Greece	1,376,617	0.2
Turkey	1,327,635	0.2
Chile	1,221,662	0.2
Thailand	1,039,425	0.1
Saudi Arabia	1,028,362	0.1
Poland	610,150	0.1
Argentina	509,810	0.1
Uruguay	504,425	0.1
Luxembourg	413,439	0.1
New Zealand	336,282	0.0	(a)
Czech Republic	324,765	0.0	(a)
Panama	250,746	0.0	(a)
Colombia	95,982	0.0	(a)
Russia	20	0.0	(a)
Other Assets in Excess of Liabilities	30,228,015	3.8
	$799,850,024	100.0%

(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

1

AQUARIUS INTERNATIONAL FUND

Schedule of Investments

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.9%
Argentina — 0.1%
Grupo Financiero Galicia SA - ADR	11,367	$509,810

Australia — 2.4%
ANZ Group Holdings Ltd.	5,980	170,194
ASX, Ltd.	1,716	64,667
Bendigo & Adelaide Bank Ltd.	12,614	96,063
BHP Group Ltd. - ADR	4,125	336,476
BHP Group Ltd.	126,375	5,127,685
BlueScope Steel Ltd.	6,357	126,636
Brambles Ltd.	3,197	57,015
Cochlear Ltd.	990	140,188
Coles Group Ltd.	3,923	57,532
Commonwealth Bank Of Australia	6,321	784,253
Computershare Ltd.	2,023	44,605
CSL Ltd.	2,493	260,983
Endeavour Group Ltd.	2,137	5,937
Fortescue Ltd.	5,658	84,990
Goodman Group	6,677	137,348
GPT Group	9,864	35,510
Lottery Corp. Ltd.	8,950	35,102
Macquarie Group Ltd.	1,008	152,974
Macquarie Group, Ltd. - ADR	1,081	164,647
Mirvac Group	19,373	28,257
National Australia Bank Ltd. - ADR	11,208	196,252
National Australia Bank Ltd.	7,689	267,981
Northern Star Resources Ltd.	182,511	4,000,583
Orica Ltd.	5,536	96,108
Qantas Airways Ltd.	8,392	59,394
QBE Insurance Group Ltd.	3,568	55,409
REA Group Ltd.	1,110	131,321
Rio Tinto Ltd.	16,785	1,995,394
Santos Ltd.	19,946	96,121
Scentre Group	14,492	39,393
SEEK Ltd.	4,272	50,420
SGH Ltd.	1,507	50,009
Sonic Healthcare Ltd.	180,468	3,062,617
South32 Ltd.	44,192	144,767
Stockland	11,630	42,294
Suncorp Group Ltd.	15,828	164,743
Transurban Group	6,702	68,325
Washington H Soul Pattinson & Co. Ltd. Old	2,269	61,726
Wesfarmers Ltd.	4,523	256,241
Westpac Banking Corp.	11,015	332,972
Woodside Energy Group Ltd.	7,097	144,899
Woolworths Group Ltd.	4,642	119,003
		19,347,034
Austria — 0.2%
ANDRITZ AG	18,304	1,589,070

Erste Group Bank AG	494	$58,635
OMV AG	4,843	313,731
		1,961,436
Belgium — 0.2%
Ageas SA NV	2,481	184,156
Anheuser-Busch InBev SA/NV - ADR	3,683	298,139
D’ieteren Group	282	60,974
Elia Group SA/NV	1,009	160,314
Groupe Bruxelles Lambert SA	635	63,716
KBC Group NV	799	108,211
Lotus Bakeries NV	6	74,623
Sofina SA	368	109,311
Syensqo SA	373	21,267
UCB SA	810	243,311
Warehouses De Pauw CVA	3,980	122,254
		1,446,276
Bermuda — 0.8%
Everest Group Ltd.	5,807	1,948,191
Hiscox Ltd.	202,493	4,218,892
		6,167,083
Brazil — 2.6%
Axia Energia - ADR	6,734	81,347
Axia Energia - ADR (a)	1,769	20,750
B3 SA - Brasil Bolsa Balcao	142,300	497,419
Banco do Brasil SA - ADR	22,592	119,964
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	11,318	339,653
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	45,239	1,357,734
Cia Siderurgica Nacional SA - ADR (a)	41,580	69,854
Direcional Engenharia SA	194,814	622,842
Embraer SA - ADR	10,102	729,567
Eneva SA (a)	88,800	368,780
Itau Unibanco Holding SA - ADR	363,202	3,286,978
Localiza Rent a Car SA - ADR	4,006	45,668
MBRF Global Foods Co. SA - ADR	19,164	76,656
NU Holdings Ltd. - Class A (a)	215,115	3,222,423
Petroleo Brasileiro SA - Petrobras - ADR	10,959	182,248
PRIO SA (a)	454,758	4,765,356
Rede D’Or Sao Luiz SA (b)	108,000	854,267
Suzano Papel e Celulose SA - ADR	6,573	74,472
Telefonica Brasil SA - ADR	13,700	231,667
TIM SA	419,400	2,292,322
Ultrapar Participacoes SA	23,500	118,314
Ultrapar Participacoes SA - ADR	8,959	45,243

The accompanying notes are an integral part of the financial statements.

2

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Brazil — 2.6% (Continued)
Vale SA - ADR	58,699	$1,008,449
XP, Inc. - Class A	834	17,956
		20,429,929
Canada — 3.8%
Agnico Eagle Mines Ltd.	1,913	481,311
Agnico Eagle Mines Ltd.	1,900	477,253
Alimentation Couche-Tard, Inc.	4,012	243,476
Allied Gold Corp. (a)	86,451	2,736,670
Bank Montreal	2,588	372,491
Bank of Nova Scotia	3,619	274,139
Barrick Mining Corp.	6,196	314,385
BCE, Inc.	4,684	123,236
Brookfield Corp.	5,038	220,866
CAE, Inc. (a)	1,578	46,772
Cameco Corp.	6,676	790,438
Canadian Imperial Bank of Commerce	2,982	301,063
Canadian National Railway Co.	3,433	385,148
Canadian Natural Resources Ltd.	11,652	510,008
Canadian Pacific Kansas City Ltd.	1,018	89,167
Celestica, Inc. (a)	359	99,669
CGI, Inc.	1,307	95,882
Dollarama, Inc.	1,557	229,227
Enbridge, Inc.	6,869	365,019
Equinox Gold Corp. (a)	224,039	4,204,683
Fairfax Financial Holdings Ltd.	155	266,780
FirstService Corp.	230	36,241
Fortis, Inc.	6,019	346,093
Franco-Nevada Corp.	1,038	291,273
GFL Environmental, Inc.	718	31,728
Gildan Activewear, Inc.	5,757	391,994
Hammond Power Solutions, Inc.	3,718	535,083
Imperial Oil Ltd.	2,792	327,502
Kinross Gold Corp.	77,208	2,853,874
Kinross Gold Corp.	3,369	124,619
Magna International, Inc.	3,010	189,781
Manulife Financial Corp.	6,860	243,804
National Bank of Canada	1,838	256,516
Nutrien Ltd.	59,689	4,489,201
Nutrien Ltd.	1,238	92,937
Pembina Pipeline Corp.	2,696	118,597
Royal Bank Canada	5,701	953,378
Shopify, Inc. - Class A (a)	3,733	450,685
South Bow Corp.	584	18,811
Stantec, Inc.	565	52,415
Sun Life Financial, Inc.	2,753	180,459
Suncor Energy, Inc.	1,529	86,419
TC Energy Corp.	5,100	328,287
Teck Resources Ltd. - Class B	8,215	483,781
Teck Resources Ltd. - Class B	60,417	3,548,261
Thomson Reuters Corp.	1,367	131,792

Toronto-Dominion Bank	6,970	$678,599
Wheaton Precious Metals Corp.	2,998	490,623
WSP Global, Inc.	979	165,843
		30,526,279
Chile — 0.2%
Antofagasta PLC	8,790	505,011
Cia Cervecerias Unidas SA - ADR	4,167	55,588
Sociedad Quimica y Minera de Chile SA - ADR (a)	8,664	661,063
		1,221,662
China — 5.2%
AAC Technologies Holdings, Inc.	32,000	152,108
Advanced Micro-Fabrication Equipment, Inc. - Class A	22,487	1,154,550
Air China Ltd. - Class H (a)	74,000	64,181
Akeso, Inc. (a)(b)	5,000	68,118
ANTA Sports Products Ltd.	5,561	60,175
Baidu, Inc. - ADR (a)	440	54,754
Baidu, Inc. - Class A (a)	64,050	994,910
Bilibili, Inc. - ADR (a)	4,363	121,728
BYD Co. Ltd. - Class H	12,000	144,661
China Coal Energy Co. Ltd. - Class H	44,000	73,070
China Conch Environment Protection Holdings Ltd. (a)	21,500	1,532
China Construction Bank Corp. - Class H	200,000	203,479
China Jushi Co. Ltd. - Class A	189,700	745,641
China Merchants Bank Co. Ltd. - Class H	154,063	958,380
China Pacific Insurance Group Co. Ltd. - Class H	40,400	184,909
China Shenhua Energy Co. Ltd. - Class H	178,500	1,023,429
Contemporary Amperex Technology Co. Ltd. - Class A	12,405	617,189
ENN Energy Holdings Ltd.	4,400	38,603
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	6,400	53,109
Guotai Haitong Securities Co. Ltd. - Class H (b)	240,400	489,559
H World Group Ltd. - ADR	1,879	102,969
Haier Smart Home Co. Ltd. - ADR	4,117	55,703
Haitian International Holdings Ltd.	31,000	100,178
Hansoh Pharmaceutical Group Co. Ltd. (b)	16,000	71,232
Hesai Group - ADR (a)	9,480	255,486
Industrial & Commercial Bank of China Ltd. - Class H	1,737,000	1,428,610
JD.com, Inc. - ADR	5,286	140,238
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	65,100	535,586

The accompanying notes are an integral part of the financial statements.

3

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
China — 5.2% (Continued)
KE Holdings, Inc. - ADR	4,582	$75,374
Lenovo Group Ltd.	32,000	39,498
Li Auto, Inc. - ADR (a)	34	598
Meituan - ADR (a)	4,650	95,604
NAURA Technology Group Co. Ltd. - Class A	19,300	1,326,047
NetEase, Inc. - ADR	10,060	1,156,598
NetEase, Inc.	49,300	1,110,492
New China Life Insurance Co. Ltd. - Class H	45,800	322,305
New Oriental Education & Technology Group, Inc. - ADR	2,260	123,509
Nongfu Spring Co. Ltd. - Class H (b)	9,600	57,919
PetroChina Co. Ltd. - Class H	1,312,000	1,597,978
PICC Property & Casualty Co. Ltd. - Class H	48,000	99,041
Ping An Insurance Group Co. of China Ltd. - Class H	172,000	1,487,911
Pop Mart International Group Ltd. (b)	3,200	94,153
RLX Technology, Inc. - ADR	23,295	56,374
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	59,161
Shenzhou International Group Holdings Ltd.	65,900	529,972
Sieyuan Electric Co. Ltd. - Class A	25,100	783,868
Sinopharm Group Co. Ltd. - Class H	36,400	98,136
Sinotruk Hong Kong Ltd.	19,500	102,653
Sunac Services Holdings Ltd. (b)	619	105
Sunresin New Materials Co. Ltd. - Class A	64,700	704,446
TAL Education Group - ADR (a)	7,594	79,965
Tencent Holdings Ltd. - ADR	24,871	1,634,025
Tencent Holdings Ltd.	239,830	15,779,335
Tencent Music Entertainment Group - ADR	129,822	1,895,401
Tongcheng Travel Holdings Ltd.	430,000	1,132,769
Weichai Power Co. Ltd. - Class H	24,000	99,872
WuXi AppTec Co. Ltd. - Class H (b)	63,400	962,175
Wuxi Biologics Cayman, Inc. (a)(b)	17,000	87,282
Xiaomi Corp. - ADR (a)	2,247	49,569
XPeng, Inc. - ADR (a)	2,396	42,074
Yangzijiang Shipbuilding Holdings Ltd.	26,600	90,918
Yum China Holdings, Inc.	1,455	79,894
Zijin Mining Group Co. Ltd. - Class H	24,000	137,373
ZTE Corp. - Class H	16,600	57,516
		41,943,997

Colombia — 0.0% (c)
Grupo Cibest SA - ADR	1,414	$95,982

Czech Republic — 0.0% (c)
CSG NV (a)	8,635	324,765

Denmark — 1.2%
AP Moller - Maersk AS - Class B	28	69,520
Carlsberg A/S - Class B	1,277	198,659
Danske Bank AS	125,960	6,571,902
DSV AS - ADR	826	106,414
DSV AS	208	53,689
Genmab AS (a)	372	109,527
Novo Nordisk AS - ADR	12,898	483,030
Novo Nordisk AS	46,645	1,764,279
Novonesis Novozymes B	1,601	95,206
Vestas Wind Systems AS	3,196	81,704
		9,533,930
Finland — 1.5%
Elisa OYJ	1,277	65,592
Fortum Oyj	2,493	58,290
Kone Oyj - Class B	51,183	3,858,854
Mandatum Oyj	2,616	21,095
Neste Oyj	2,862	71,518
Nordea Bank Abp	151,624	2,936,353
Nordea Bank Abp	93	1,800
Orion Oyj - Class B	672	53,832
Sampo Oyj	409,718	4,540,945
Wartsila OYJ Abp	2,624	113,946
		11,722,225
France — 5.8%
Accor SA	35,891	2,083,299
Air Liquide SA	18,737	3,939,930
Air Liquide SA - ADR	2,142	89,964
Airbus Group SE	1,871	406,293
AXA SA	3,534	172,820
BioMerieux	235	27,775
BNP Paribas SA	3,223	361,884
Bouygues SA	2,565	158,738
Bureau Veritas SA	139,610	4,851,655
Canal+ SA	3,398	14,113
Capgemini SE	15,710	1,985,381
Cie de Saint-Gobain SA	20,776	2,105,476
Cie Generale des Etablissements Michelin SCA	86,159	3,484,374
Danone SA	3,796	326,452
Dassault Aviation SA	263	105,631
Eiffage SA	428	73,805
Engie SA - ADR	8,968	304,464
Essilor International Cie Generale d’Opitque SA	1,232	326,094
EssilorLuxottica SA - ADR	144	19,152

The accompanying notes are an integral part of the financial statements.

4

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
France — 5.8% (Continued)
Eurazeo SA	19,441	$1,142,399
Getlink SE	1,582	34,349
Havas NV	340	6,930
Hermes International SCA	123	295,626
Ipsen SA	10,158	1,982,868
Kering SA	247	82,829
Legrand SA	1,347	243,978
L’Oreal SA - ADR	3,400	317,798
L’Oreal SA	261	122,291
Louis Hachette Group	3,398	6,880
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,495	318,611
LVMH Moet Hennessy Louis Vuitton SE	493	315,037
Orange SA	13,221	284,814
Pernod Ricard SA	14,737	1,359,938
Pernod Ricard SA - ADR	3,440	63,743
Publicis Groupe SA	2,188	194,831
Rexel SA	50,820	2,200,908
Safran SA	1,176	473,621
Sanofi SA - ADR	6,502	316,387
Sanofi SA	50,222	4,911,781
Sartorius Stedim Biotech	191	41,276
Schneider Electric SE	1,256	410,473
Schneider Electric SE - ADR	4,025	262,470
Societe Generale SA	2,392	207,292
SPIE SA	41,676	2,580,049
Thales SA	7,675	2,329,495
TotalEnergies SE	7,259	583,188
Unibail-Rodamco-Westfield	938	117,520
Vallourec SACA	185,336	4,336,260
Vinci SA	2,155	357,700
Vinci SA - ADR	1,124	46,601
		46,785,243
Germany — 2.2%
Allianz SE - ADR	8,610	387,192
Allianz SE	644	289,206
Aumovio SE (a)	261	12,946
BASF SE	2,932	167,945
Bayer AG	2,559	126,621
Bayerische Motoren Werke AG - ADR	3,309	116,576
Bayerische Motoren Werke AG	509	53,345
Beiersdorf AG	260	32,889
Commerzbank AG	18,102	734,392
Covestro AG (a)(b)	695	49,749
Daimler AG	3,623	250,670
Daimler Truck Holding AG	1,811	91,372
Delivery Hero SE (a)(b)	1,653	38,019
Deutsche Bank AG	8,776	310,846
Deutsche Boerse AG	15,098	4,126,179
Deutsche Boerse AG - ADR	2,810	76,854

Deutsche Post AG - ADR	1,603	$94,449
Deutsche Telekom AG - ADR	5,690	229,193
Deutsche Telekom AG	1,461	58,674
E.ON SE	7,701	179,078
Fresenius Medical Care AG	918	42,760
Fresenius SE & Co. KGaA	1,112	66,661
Hannover Rueck SE	421	127,572
Heidelberg Materials AG	446	99,365
Henkel AG & Co. KGaA	1,341	121,452
Infineon Technologies AG	1,482	79,872
KION Group AG	1,235	83,818
Knorr-Bremse AG	679	88,872
Merck KGaA	587	88,940
MTU Aero Engines AG - ADR	562	120,763
Muenchener Rueckversicherungs-Gesellschaft AG	633	413,111
Rheinmetall AG	673	1,331,311
RWE AG	3,207	206,302
SAP SE - ADR	3,821	770,046
Schaeffler AG	1,003	12,219
Siemens AG	8,807	2,546,490
Siemens Energy AG	8,883	1,720,440
TeamViewer SE - ADR (a)	4,442	11,794
Volkswagen AG	1,057	126,304
Zalando SE (a)(b)	91,598	2,226,723
		17,711,010
Greece — 0.2%
National Bank of Greece SA	84,628	1,376,617

Hong Kong — 1.9%
AIA Group Ltd. - ADR	7,624	336,752
Alibaba Group Holding Ltd. - ADR	7,061	1,017,561
Alibaba Group Holding Ltd.	335,000	6,062,408
BOC Hong Kong Holdings Ltd.	28,000	160,153
BYD Electronic International Co. Ltd.	23,500	96,426
China Merchants Port Holdings Co. Ltd.	60,000	134,059
China Resources Power Holdings Co. Ltd.	14,000	33,376
CK Asset Holdings Ltd.	8,500	53,931
CK Hutchison Holdings Ltd.	256,500	2,111,970
CK Infrastructure Holdings Ltd.	8,000	67,837
CLP Holdings Ltd.	20,000	189,522
Futu Holdings Ltd. - ADR (a)	852	126,812
Galaxy Entertainment Group Ltd.	13,000	69,175
Geely Automobile Holdings, Ltd.	31,000	63,994
Henderson Land Development Co. Ltd.	23,000	103,966
HKT Trust & HKT Ltd.	54,000	85,123

The accompanying notes are an integral part of the financial statements.

5

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Hong Kong — 1.9% (Continued)
Hong Kong Exchanges & Clearing Ltd.	580	$30,986
Hongkong Land Holdings Ltd.	7,900	68,397
Jardine Matheson Holdings, Ltd.	4,800	395,713
MTR Corp. Ltd.	16,500	78,580
Power Assets Holdings Ltd.	11,000	89,156
Prudential PLC	124,072	1,900,354
Sun Hung Kai Properties Ltd.	9,000	167,316
Swire Pacific Ltd. - Class A	4,000	42,968
Techtronic Industries Co. Ltd.	60,500	979,839
WH Group Ltd. (b)	52,500	66,033
Wharf Holdings Ltd.	14,000	46,348
Zijin Gold International Co. Ltd. (a)	32,700	964,791
		15,543,546
Hungary — 0.3%
OTP Bank, PLC	16,833	2,075,381

India — 3.5%
Adani Ports & Special Economic Zone Ltd.	86,352	1,445,592
Axis Bank Ltd.	86,972	1,324,736
Bajaj Finance Ltd.	328,386	3,601,452
Bharat Electronics Ltd.	243,812	1,193,813
Bharti Airtel Ltd.	69,498	1,438,941
BSE Ltd.	33,485	999,030
Dr Reddy’s Laboratories Ltd. - ADR	40,549	583,095
Eternal Ltd. (a)	209,531	567,018
GMR Airports Ltd. (a)	520,586	576,798
HDFC Bank Ltd. - ADR	205,775	6,553,934
HDFC Bank Ltd.	367,247	3,589,840
Hindustan Copper Ltd.	52,198	325,419
ICICI Bank Ltd. - ADR	63,941	1,950,840
Infosys Ltd. - ADR	40,505	584,892
Mahindra & Mahindra Ltd.	10,796	403,516
Max Healthcare Institute Ltd.	18,453	222,117
One 97 Communications Ltd. (a)	20,812	251,655
Reliance Industries Ltd.	72,882	1,118,545
UltraTech Cement Ltd.	6,544	912,410
Wipro Ltd. - ADR	212,864	472,558
		28,116,201
Indonesia — 0.2%
Astra International Tbk PT - ADR	3,615	30,004
Bank Central Asia Tbk PT	1,263,600	539,544
Bank Mandiri Persero Tbk PT - ADR	9,299	115,680
Bank Rakyat Indonesia Persero Tbk PT - ADR	8,191	94,033
Telekomunikasi Indonesia Persero Tbk PT	2,942,700	621,363
		1,400,624

Ireland — 1.9%
AerCap Holdings NV	44,600	$6,665,024
AIB Group PLC	197,530	2,050,322
Aon PLC - Class A	15,009	5,035,069
DCC PLC	452	31,519
Experian PLC	3,571	134,410
ICON PLC (a)	11,458	1,239,068
Kingspan Group PLC	554	54,848
PDD Holdings, Inc. - ADR (a)	3,108	322,393
		15,532,653
Israel — 0.6%
Check Point Software Technologies Ltd. (a)	11,651	1,771,768
Elbit Systems Ltd.	666	512,181
ICL Group Ltd.	12,592	60,442
Nice Ltd. - ADR (a)	613	71,261
Nova Ltd. (a)	489	214,602
Teva Pharmaceutical Industries Ltd. - ADR (a)	3,884	131,512
Tower Semiconductor Ltd. (a)	17,200	2,147,764
Wix.com Ltd. (a)	389	27,409
		4,936,939
Italy — 3.3%
Enel SpA	394,610	4,745,165
Eni SpA	9,979	233,057
Ferrari NV	642	243,909
Ferrari NV	141	53,273
FinecoBank Banca Fineco SpA	217,182	5,111,181
Generali	1,602	68,215
Intesa Sanpaolo	31,407	215,501
Iveco Group NV	1,324	29,992
Leonardo SpA	79,489	5,355,262
Mediobanca Banca di Credito Finanziario SpA	3,974	86,104
Prysmian SpA	641	77,209
Recordati SPA	80,522	4,600,538
Saipem SpA	1,252,039	5,264,298
UniCredit SpA	5,035	428,717
		26,512,421
Japan — 13.0%
Advantest Corp.	2,400	415,607
Aeon Co. Ltd.	15,600	222,088
Aisin Corp.	3,300	58,577
Ajinomoto Co., Inc.	3,000	95,418
Asahi Kasei Corp.	230,600	2,717,721
Bandai Namco Holdings, Inc.	2,400	65,069
BayCurrent, Inc.	100,700	2,924,083
Bridgestone Corp.	6,600	159,325
Canon, Inc.	2,700	81,599
Central Japan Railway Co.	2,100	61,983
Chiba Bank Ltd.	4,900	72,882
Chugai Pharmaceutical Co. Ltd.	51,800	3,492,892

The accompanying notes are an integral part of the financial statements.

6

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Japan — 13.0% (Continued)
Daifuku Co. Ltd.	1,800	$74,299
Dai-ichi Life Holdings, Inc.	26,768	274,676
Daiichi Sankyo Co. Ltd. - ADR	876	17,091
Daiichi Sankyo Co. Ltd.	648	12,762
Daikin Industries Ltd.	149	18,931
Daito Trust Construction Co. Ltd.	800	18,422
Daiwa House Industry Co. Ltd.	1,500	54,130
Denso Corp.	7,600	109,044
Disco Corp.	3,300	1,586,658
East Japan Railway Co.	1,400	34,581
FANUC Corp.	1,700	76,976
Fast Retailing Co. Ltd.	841	368,747
Fuji Electric Co. Ltd.	24,200	2,144,963
FUJIFILM Holdings Corp.	5,400	111,046
Fujikura Ltd.	1,400	239,054
Fujitsu Ltd.	5,300	118,152
Fukuoka Financial Group, Inc.	3,000	131,221
GMO Payment Gateway, Inc.	18,500	959,378
Hamamatsu Photonics KK	4,190	54,020
Hikari Tsushin, Inc.	8,200	2,318,262
Hitachi Construction Machinery Co. Ltd.	46,500	2,089,199
Hitachi Ltd. - ADR	18,300	610,671
Hitachi Ltd.	220,205	7,208,920
Honda Motor Co. Ltd. - ADR	1,291	38,937
Honda Motor Co. Ltd.	5,400	54,094
Hoshizaki Corp.	800	28,114
Hoya Corp.	870	157,146
Hoya Corp. - ADR	487	87,738
Ibiden Co. Ltd.	12,400	754,032
IHI Corp.	2,800	76,601
Inpex Corp.	6,228	152,042
ITOCHU Corp. - ADR	4,260	61,387
ITOCHU Corp.	18,500	267,858
Japan Airlines Co. Ltd.	2,600	53,720
Japan Post Bank Co. Ltd.	3,700	72,435
Japan Post Insurance Co. Ltd.	47,500	1,550,443
Japan Real Estate Investment Corp.	229	190,665
Japan Tobacco, Inc.	26,200	1,002,396
Kansai Electric Power Co., Inc.	3,700	66,828
KDDI Corp.	390,796	6,712,905
Keyence Corp.	1,000	421,452
Kioxia Holdings Corp. (a)	59,000	7,973,521
Kokusai Electric Corp.	32,000	1,313,211
Komatsu Ltd.	4,400	211,202
Konami Group Corp.	400	53,377
Lasertec Corp.	200	43,121
LY Corp.	14,900	36,829
Marubeni Corp.	2,800	107,150
McDonald’s Holdings Co. Japan Ltd.	2,600	123,711

MEIJI Holdings Co. Ltd.	5,100	$131,571
Mitsubishi Chemical Group Corp.	167,300	1,241,490
Mitsubishi Corp.	12,300	415,070
Mitsubishi Electric Corp.	96,900	3,688,307
Mitsubishi Estate Co. Ltd.	3,100	104,542
Mitsubishi Heavy Industries Ltd.	11,300	360,220
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	994,146
Mitsui & Co. Ltd.	10,718	401,815
Mitsui OSK Lines Ltd.	9,000	333,942
Mizuho Financial Group, Inc.	3,500	156,149
MS&AD Insurance Group Holdings, Inc.	2,700	75,239
Murata Manufacturing Co. Ltd. - ADR	86	1,126
Murata Manufacturing Co. Ltd.	2,657	69,480
NEC Corp.	2,500	69,308
Nexon Co. Ltd.	2,300	48,856
Nintendo Co. Ltd. - ADR	5,760	80,986
Nintendo Co. Ltd.	100	5,656
Nippon Building Fund Inc.	338	314,442
Nippon Sanso Holdings Corp.	79,700	3,057,667
Nippon Steel Corp.	40,000	162,500
Nippon Yusen KK	1,500	51,504
Nisshin Seifun Group, Inc.	2,700	37,760
Nitori Holdings Co. Ltd.	3,700	74,120
Nomura Research Institute Ltd.	64,000	1,755,915
NTT, Inc. - ADR	984	24,000
NTT, Inc.	1,200	1,174
Osaka Gas Co. Ltd.	39,800	1,661,412
Otsuka Holdings Co. Ltd.	1,000	68,910
Pan Pacific International Holdings Corp.	7,500	50,122
Panasonic Holdings Corp.	4,500	72,567
Rakus Co. Ltd.	130,600	730,144
Rakuten Bank Ltd. (a)	43,900	1,785,999
Rakuten Group, Inc. (a)	7,200	38,224
Recruit Holdings Co. Ltd.	4,392	191,119
Resona Holdings, Inc.	274,200	3,345,739
Sansan, Inc. (a)	61,900	465,725
SBI Holdings, Inc.	5,200	111,221
SCREEN Holdings Co. Ltd.	700	102,044
Secom Co. Ltd.	3,500	135,791
Sekisui House Ltd.	4,000	97,721
Seven & i Holdings Co. Ltd.	4,400	62,051
Seven & i Holdings Co. Ltd. - ADR	2,700	37,854
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	134,730
Shin-Etsu Chemical Co. Ltd.	3,270	128,745
Shionogi & Co. Ltd.	3,300	77,921
Shizuoka Financial Group, Inc.	3,900	78,401

The accompanying notes are an integral part of the financial statements.

7

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Japan — 13.0% (Continued)
SMC Corp.	7,900	$3,778,992
SoftBank Corp.	28,000	38,298
SoftBank Group Corp.	10,800	276,544
Sompo Holdings, Inc.	1,800	71,414
Sony Group Corp. - ADR	24,030	554,132
Sony Group Corp.	167,600	3,852,833
Sugi Holdings Co. Ltd.	68,800	1,581,609
Sumitomo Corp.	4,000	169,853
Sumitomo Electric Industries, Ltd.	3,200	211,453
Sumitomo Heavy Industries Ltd.	2,000	78,869
Sumitomo Metal Mining Co. Ltd.	2,000	162,436
Sumitomo Mitsui Financial Group, Inc.	109,900	4,147,141
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	1,270,328
Sumitomo Mitsui Trust Group, Inc.	1,600	55,790
Sumitomo Realty & Development Co. Ltd.	2,600	87,897
Suzuken Co. Ltd.	49,300	2,079,614
Suzuki Motor Corp.	258,000	3,901,830
T&D Holdings, Inc.	5,200	140,049
Taisei Corp.	1,800	233,885
Takeda Pharmaceutical Co. Ltd.	5,200	194,621
TDK Corp.	8,800	135,946
Terumo Corp.	324	4,384
Toho Co. Ltd.	5,500	55,118
Tokio Marine Holdings, Inc.	5,500	228,424
Tokyo Electron Ltd.	1,200	337,650
Tokyo Electron Ltd. - ADR	1,572	222,234
Tokyo Gas Co. Ltd.	1,500	73,634
TOTO, Ltd.	52,300	2,038,160
Toyo Suisan Kaisha Ltd.	42,400	3,335,282
Toyota Industries Corp.	600	77,705
Toyota Motor Corp. - ADR	2,161	523,783
Toyota Motor Corp.	7,100	172,021
Toyota Tsusho Corp.	2,700	120,692
Tsuruha Holdings, Inc.	3,800	63,875
United Urban Investment Corp.	51	60,563
USS Co. Ltd.	3,400	41,297
Yokogawa Electric Corp.	2,100	83,763
Yokohama Financial Group, Inc.	11,723	126,575
		104,231,481
Luxembourg — 0.1%
Eurofins Scientific SE (a)	725	58,421
Millicom International Cellular SA	3,930	286,458
Reinet Investments SCA	1,940	68,560
		413,439
Mexico — 1.4%
America Movil SAB de CV - ADR	148,856	3,873,233

Arca Continental SAB de CV	46,100	$556,508
Coca-Cola Femsa SA De CV - ADR	23,352	2,595,575
Fomento Economico Mexicano SAB de CV - ADR	11,025	1,238,328
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	102,218
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	169,405
Grupo Financiero Banorte SAB de CV	136,600	1,553,268
Grupo Financiero Banorte SAB de CV - ADR	1,349	76,879
Vista Energy SAB de CV - ADR (a)	9,627	555,863
Wal-Mart de Mexico SAB de CV - ADR	2,289	74,370
		10,795,647
Netherlands — 5.2%
ABN AMRO Bank NV (b)	138,982	4,654,894
Adyen NV (a)(b)	1,246	1,463,213
Aegon Ltd.	14,288	108,737
Argenx SE - ADR (a)	319	244,647
ASM International NV	2,951	2,488,837
ASML Holding NV	1,368	1,984,366
ASML Holding NV	3,266	4,750,097
BE Semiconductor Industries NV	395	88,515
Euronext NV (b)	39,799	6,575,467
Ferrovial SE	3,150	234,766
Heineken Holding NV	2,322	201,147
Heineken NV	22,327	2,067,901
IMCD NV	21,628	2,083,641
ING Groep NV	7,103	204,942
JDE Peet’s NV	2,304	86,376
Koninklijke Ahold Delhaize NV	120,870	5,965,592
Koninklijke Ahold Delhaize NV - ADR	4,031	198,688
Magnum Ice Cream Co. NV (a)	2,200	34,914
NN Group NV	3,039	249,252
Prosus NV	31,393	1,613,602
QIAGEN NV	59,051	2,935,971
Stellantis NV	5,160	42,024
Wolters Kluwer	35,675	2,882,025
Wolters Kluwer NV - ADR	667	54,120
		41,213,734
New Zealand — 0.0% (c)
Auckland International Airport Ltd.	13,450	73,903
Fisher & Paykel Healthcare Corp. Ltd.	6,540	159,885
Infratil Ltd.	7,199	48,398
Meridian Energy Ltd.	15,956	54,096
		336,282

The accompanying notes are an integral part of the financial statements.

8

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Norway — 0.7%
Aker BP ASA	3,025	$91,907
DNB Bank ASA	138,475	4,383,346
Equinor ASA - ADR	2,925	87,253
Kongsberg Gruppen ASA	1,685	68,329
Norsk Hydro ASA	109,341	1,014,513
		5,645,348
Panama — 0.0% (c)
Copa Holdings SA - Class A	1,809	250,746

Peru — 0.2%
Credicorp Ltd.	5,295	1,834,082

Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	32,205	610,150

Portugal — 0.3%
Galp Energia SGPS SA	103,969	2,256,014
Jeronimo Martins SGPS SA	2,146	56,399
		2,312,413
Russia — 0.0% (c)
GMK Norilskiy Nickel PAO - ADR (a)(d)	2,034	20
Polyus PJSC (a)(d)	17,190	0
T-Tekhnologii MKPAO - GDR (a)(d)	3,732	0
		20
Saudi Arabia — 0.1%
Etihad Etisalat Co.	17,220	294,759
Saudi National Bank	66,019	733,603
		1,028,362
Singapore — 0.7%
Ascendas Real Estate Investment Trust	23,000	48,857
BOC Aviation Ltd. (b)	6,200	68,855
CapitaLand Investment Ltd.	23,000	55,581
CapitaLand Mall Trust	25,715	49,750
DBS Group Holdings Ltd. - ADR	2,449	440,330
DBS Group Holdings Ltd.	81,710	3,680,644
Jardine Cycle & Carriage Ltd.	4,000	111,658
JOYY, Inc. - ADR	2,046	122,085
Keppel Ltd.	9,600	99,155
Oversea-Chinese Banking Corp. Ltd.	9,000	152,309
Sea Ltd. - ADR (a)	1,743	189,028
Singapore Airlines Ltd.	7,700	43,669
Singapore Exchange Ltd.	6,000	86,164
Singapore Technologies Engineering Ltd.	8,400	66,099
Singapore Telecommunications Ltd.	60,600	241,101

Trip.com Group Ltd. - ADR	2,602	$136,917
United Overseas Bank Ltd.	6,000	175,065
Wilmar International Ltd.	16,500	45,871
		5,813,138
South Africa — 0.7%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	60,429
Bid Corp. Ltd.	1,987	52,426
Bidvest Group Ltd.	2,568	40,677
Capitec Bank Holdings Ltd.	5,763	1,717,255
FirstRand Ltd.	25,812	160,850
Gold Fields, Ltd. - ADR	4,549	267,663
Harmony Gold Mining Co. Ltd. - ADR	2,853	64,906
Impala Platinum Holdings, Ltd.	24,492	544,107
MTN Group Ltd.	157,624	2,050,235
Naspers Ltd. - ADR	23,900	267,202
Nedbank Group Ltd. - ADR	2,666	52,947
Sanlam Ltd. - ADR	5,156	69,658
Sasol Ltd. (a)	12,990	118,360
Standard Bank Group Ltd.	9,099	183,249
Valterra Platinum Ltd. - ADR	4,728	92,007
Valterra Platinum Ltd.	340	39,387
		5,781,358
South Korea — 8.7%
APR Corp.	3,855	837,461
Celltrion, Inc.	1,079	178,641
Hana Financial Group, Inc.	16,986	1,436,799
Hanwha Aerospace Co. Ltd.	655	544,491
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,168	2,242,188
Hyosung Heavy Industries Corp.	426	835,042
Hyundai Mobis Co. Ltd.	1,722	618,977
Hyundai Motor Co.	3,393	1,590,721
KB Financial Group, Inc. - ADR	6,431	707,410
KB Financial Group, Inc.	14,874	1,641,615
Korea Electric Power Corp.	14,210	571,159
KT Corp. - ADR (a)	48,933	1,164,605
KT Corp.	59,121	2,630,867
KT&G Corp.	9,019	1,021,913
LG Chem Ltd.	462	134,340
LIG Nex1 Co. Ltd. (a)	4,435	1,565,635
NAVER Corp.	19,566	3,456,420
NongShim Co. Ltd. (a)	4,598	1,373,406
POSCO Holdings, Inc.	2,241	643,168
POSCO Holdings, Inc. - ADR	3,580	249,132
Samsung Electronics Co. Ltd.	165,742	24,806,826
Samsung Fire & Marine Insurance Co. Ltd.	7,074	2,606,340
Samsung Heavy Industries Co. Ltd. (a)	31,164	627,276

The accompanying notes are an integral part of the financial statements.

9

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
South Korea — 8.7% (Continued)
Shinhan Financial Group Co. Ltd. - ADR	9,162	$612,113
SK hynix, Inc.	22,955	16,972,755
SK Telecom Co. Ltd. - ADR	3	91
Tokai Carbon Korea Co. Ltd.	3,480	545,148
Woori Financial Group, Inc. - ADR	4,696	352,482
		69,967,021
Spain — 0.8%
Acciona SA	369	107,090
Aena SME SA (b)	2,010	63,352
Amadeus IT Group SA - ADR	1,437	89,151
Banco Bilbao Vizcaya Argentaria SA	92,814	2,149,721
Banco Bilbao Vizcaya Argentaria SA - ADR	7,661	177,199
Banco Santander SA	119,992	1,513,347
CaixaBank SA	92,414	1,139,030
EDP Renovaveis SA	5,230	82,624
Grifols SA - ADR	6,482	58,986
Iberdrola SA	16,392	386,905
Iberdrola SA - ADR	1,618	152,901
Industria de Diseno Textil SA	3,811	254,489
Naturgy Energy Group SA	2,048	63,741
Repsol SA	7,844	177,514
Telefonica SA	9,725	44,133
		6,460,183
Sweden — 0.4%
Alfa Laval AB	1,251	73,836
Alleima AB	657	5,983
Assa Abloy AB - Class B	2,940	125,141
Atlas Copco AB - ADR	6,624	142,813
Atlas Copco AB - Class A	6,804	146,383
Boliden AB (a)	2,900	229,877
Electrolux AB - Class B (a)	972	8,159
Epiroc AB	4,564	137,105
EQT AB	1,545	47,619
Essity AB - Class B	5,178	164,477
H & M Hennes & Mauritz AB - Class B	6,863	146,318
Hexagon AB - Class B	4,953	56,347
Investor AB (a)	1,630	67,990
L E Lundbergforetagen AB - Class B	2,728	178,589
Saab AB	15,934	1,163,453
Sandvik AB	2,323	102,377
Spotify Technology SA (a)	281	144,698
Svenska Cellulosa AB SCA - Class B	8,928	121,205
Swedish Orphan Biovitrum AB (a)	1,614	70,526
Tele2 AB - Class B	3,689	77,853

Telefonaktiebolaget LM Ericsson - Class B	5,013	$57,950
Volvo AB - Class B	3,636	141,471
		3,410,170
Switzerland — 3.1%
ABB Ltd.	4,533	422,187
ABB Ltd. - ADR	879	81,562
Accelleron Industries AG	226	21,318
Alcon AG	1,673	145,852
Banque Cantonale Vaudoise (a)	429	65,631
Barry Callebaut AG	47	88,340
BKW AG	258	50,697
Chocoladefabriken Lindt & Spruengli AG	20	330,193
Cie Financiere Richemont SA - ADR	12,160	246,848
Coca-Cola HBC AG	11,680	758,167
EMS-Chemie Holding AG	143	118,636
Galderma Group AG	334	63,029
Geberit AG	202	169,853
Givaudan SA	61	245,000
Givaudan SA - ADR	600	48,210
Helvetia Baloise Holding AG	528	137,166
LafargeHolcim Ltd.	2,013	185,058
Logitech International SA	444	40,826
Lonza Group AG	291	202,403
Lonza Group AG - ADR	370	25,652
Nestle SA	826	90,249
Nestle SA - ADR	9,402	1,025,194
Novartis AG - ADR	6,575	1,108,677
Novartis AG	16,031	2,695,482
Partners Group Holding AG	95	105,569
Roche Holding AG - ADR	20,048	1,193,858
Roche Holdings AG	19,241	9,156,820
Sandoz Group AG	30,459	2,683,202
Sandoz Group AG - ADR	1,166	102,631
Schindler Holding AG	651	237,320
SGS SA	1,024	129,357
Sika AG	409	84,480
Sonova Holding AG	331	86,294
STMicroelectronics NV	2,229	74,917
Swiss Life Holding AG	208	238,193
Swiss Prime Site AG	798	152,274
Swiss Re AG	157	27,638
Swisscom AG	528	495,264
Swissquote Group Holding SA	980	522,882
UBS Group AG	13,717	569,939
Zurich Insurance Group AG - ADR	7,180	270,327
Zurich Insurance Group AG	318	239,875
		24,737,070

The accompanying notes are an integral part of the financial statements.

10

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Taiwan — 6.7%
Accton Technology Corp.	4,000	$176,021
ASE Technology Holding Co. Ltd.	174,000	2,096,626
ASE Technology Holding Co. Ltd. - ADR	6,033	146,542
ASPEED Technology, Inc.	3,000	925,989
Cathay Financial Holding Co. Ltd.	51,000	129,336
Chroma ATE, Inc.	22,000	955,987
Chunghwa Telecom Co. Ltd.	115,000	494,899
Chunghwa Telecom Co. Ltd. - ADR	4,171	180,354
CTBC Financial Holding Co. Ltd.	1,128,000	2,006,553
Delta Electronics, Inc.	39,000	1,758,659
Formosa Plastic Corp.	43,000	70,536
Fubon Financial Holding Co. Ltd.	37,925	113,744
Hon Hai Precision Industry Co. Ltd.	87,353	668,145
King Slide Works Co. Ltd.	34,000	3,658,915
Kinik Co.	29,000	478,631
MediaTek, Inc.	38,000	2,340,784
Mega Financial Holding Co. Ltd.	56,000	72,041
Quanta Computer, Inc.	14,000	128,481
Taiwan Semiconductor Manufacturing Co. Ltd.	341,861	21,331,509
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	33,924	12,707,252
Unimicron Technology Corp.	18,000	272,276
United Microelectronics Corp. - ADR	36,418	380,204
Universal Microwave Technology, Inc.	21,360	1,078,776
Vanguard International Semiconductor Corp.	237,000	1,004,738
Wistron Corp.	14,000	59,810
		53,236,808
Thailand — 0.1%
Fabrinet (a)	1,905	1,039,425

Turkey — 0.2%
BIM Birlesik Magazalar AS	71,783	1,093,333
Turkcell Iletisim Hizmetleri AS - ADR	34,763	234,302
		1,327,635
United Arab Emirates — 0.4%
Abu Dhabi Community Bank.	152,085	627,622
Aldar Properties PJSC	402,848	1,184,549
Dubai Electricity & Water Authority PJSC	442,974	361,978
Emaar Properties PJSC	189,652	837,013
		3,011,162

United Kingdom — 13.4%
3i Group PLC	3,463	$154,713
Admiral Group PLC	116,586	4,657,566
Ashtead Group PLC	61,745	4,422,610
Associated British Foods PLC	1,593	42,425
AstraZeneca PLC	6,005	1,251,742
AstraZeneca PLC	50,456	10,617,623
Autotrader Group PLC (b)	5,141	34,054
Babcock International Group PLC	251,473	4,593,796
BAE Systems PLC - ADR	2,426	281,416
BAE Systems PLC	338,413	9,663,601
Barclays PLC	126,063	765,169
BP PLC - ADR	1	39
British American Tobacco PLC - ADR	8,945	560,404
BT Group PLC	20,707	60,353
Bunzl PLC	135,968	4,011,863
Coca-Cola Europacific Partners PLC	1,477	163,105
Compass Group PLC	143,874	4,405,937
Compass Group PLC - ADR	7,353	225,884
Diageo PLC - ADR	1,518	135,861
Diploma PLC	43,339	3,310,476
Endeavour Mining PLC	64,098	4,612,161
Endeavour Mining PLC	1,096	78,307
GSK PLC - ADR	5,851	345,970
Haleon PLC - ADR	8,472	93,785
Halma PLC	1,292	72,701
Hikma Pharmaceuticals PLC	183,459	3,253,663
HSBC Holdings PLC - ADR	9,910	923,216
IMI PLC	31,897	1,237,595
Imperial Brands PLC - ADR	4,457	199,807
Informa PLC	204,034	2,304,423
InterContinental Hotels Group PLC	1,515	208,192
Intertek Group PLC	1,279	81,498
J Sainsbury PLC	13,361	62,841
Legal & General Group PLC	36,815	134,477
Lloyds Banking Group PLC - ADR	29,724	164,968
London Stock Exchange Group PLC	26,956	3,211,641
London Stock Exchange Group PLC - ADR (a)	2,464	73,797
M&G PLC	12,144	51,854
National Grid PLC - ADR	2,605	244,271
National Grid PLC	5,579	104,365
NatWest Group PLC	316,100	2,624,402
Next PLC	952	173,493
Nomad Foods Ltd.	108,138	1,186,274
Pearson PLC - ADR	15,198	196,054
Reckitt Benckiser Group PLC - ADR	14,376	252,443

The accompanying notes are an integral part of the financial statements.

11

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (ConCLUDED)

as of FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
United Kingdom — 13.4% (Continued)
RELX PLC	45,772	$1,598,976
RELX PLC - ADR	7,297	253,863
Rentokil Initial PLC	7,414	45,806
Rio Tinto PLC - ADR	2,114	210,005
Rolls-Royce Holdings PLC	23,167	416,592
Segro PLC	2,361	26,727
Severn Trent PLC	3,066	135,332
Shell PLC	114,202	4,783,124
Shell PLC - ADR	92,743	7,744,968
Smith & Nephew PLC	2,921	53,922
Smiths Group PLC	53,444	1,975,851
SSE PLC - ADR	5,415	198,730
Standard Chartered PLC	30,319	747,893
Tesco PLC	24,237	156,899
Unilever PLC - ADR	9,780	721,275
Weir Group PLC	281,638	13,358,218
Whitbread PLC	1,412	49,437
Wise PLC - Class A (a)	294,760	3,415,355
		107,143,808
United States — 1.4%
BeOne Medicines Ltd. - ADR (a)	3,359	1,064,769
Brookfield Asset Management Ltd.	1,009	47,171
Ferguson Enterprises, Inc.	11,803	3,077,750
Palo Alto Networks, Inc. (a)	1,267	188,754
PriceSmart, Inc.	3,659	565,755
RB Global, Inc.	1,064	107,421
Restaurant Brands International, Inc.	3,260	233,775
Seagate Technology Holdings PLC	1,268	517,141
SharkNinja, Inc. (a)	8,562	1,052,013
SiTime Corp. (a)	1,934	769,500
Southern Copper Corp.	14,904	3,253,459
		10,877,508
Uruguay — 0.1%
MercadoLibre, Inc. (a)	287	504,425
TOTAL COMMON STOCKS (Cost $511,987,700)		767,202,458

	Shares	Value
PREFERRED STOCKS — 0.3%
Brazil — 0.3%
Banco Bradesco SA	572,400	$2,363,739

Germany — 0.0% (c)
Porsche Auto SE	1,320	55,812
TOTAL PREFERRED STOCKS (Cost $2,049,327)		2,419,551

TOTAL INVESTMENTS — 96.2% (Cost $514,037,027)		769,622,009
Other Assets in Excess of Liabilities — 3.8%		30,228,015
TOTAL NET ASSETS — 100.0%		$799,850,024

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Public Joint Stock Company

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $17,978,278 or 2.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $20 or 0.0% of net assets as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

12

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

ASSETS:
Investments, at value	$769,622,009
Cash - interest bearing deposit account	30,165,050
Receivable for investments sold	4,726,601
Dividends receivable	864,743
Receivable for fund shares sold	774,567
Dividend tax reclaims receivable	703,220
Interest receivable	72,645
Cash	26,154
Foreign currency, at value	15,524
Prepaid expenses and other assets	36,392
Total assets	807,006,905

LIABILITIES:
Payable for investments purchased	6,362,770
Payable to Adviser	530,058
Payable for capital shares redeemed	53,540
Payable for shareholder servicing fees	11,592
Payable for expenses and other liabilities	198,921
Total liabilities	7,156,881
NET ASSETS	$799,850,024

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$51,486
Additional paid-in capital	519,344,377
Total distributable earnings	280,454,161
Total net assets	$799,850,024

Net assets	$799,850,024
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	51,486,413
Net asset value per share	15.54
Investments, at cost	514,037,027
Foreign currency, at cost	$16,013

The accompanying notes are an integral part of the financial statements.

13

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE Period ENDED FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT INCOME:
Dividend income	$5,034,180
Less: issuance fees	(50,686)
Less: dividend withholding taxes	(380,791)
Interest income	569,104
Other income	67
Total investment income	5,171,874

EXPENSES:
Sub-advisory fees	1,863,764
Fund administration and accounting fees	194,685
Custodian fees	179,650
Compliance fees	47,304
Transfer agent fees	36,607
Trustees’ fees	29,247
Legal fees	16,623
Audit fees	16,239
Federal and state registration fees	15,156
Reports to shareholders	5,190
Other expenses and fees	30,125
Total expenses	2,434,590
NET INVESTMENT INCOME	2,737,284

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	40,227,494
Other investments	739
Foreign currency translation	(333,074)
Net realized gain (loss)	39,895,159
Net change in unrealized appreciation (depreciation) on:
Investments	84,838,507
Foreign currency translation	18,401
Net change in unrealized appreciation (depreciation)	84,856,908
Net realized and unrealized gain (loss)	124,752,067
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,489,351

The accompanying notes are an integral part of the financial statements.

14

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$2,737,284	$11,684,320
Net realized gain (loss)	39,895,159	19,497,903
Net change in unrealized appreciation (depreciation)	84,856,908	51,628,870
Net increase (decrease) in net assets from operations	127,489,351	82,811,093

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,843,411)	(9,827,963)
Total distributions to shareholders	(15,843,411)	(9,827,963)

CAPITAL TRANSACTIONS:
Shares sold	45,902,243	73,428,337
Shares issued from reinvestment of distributions	13,029,183	8,355,699
Shares redeemed	(58,719,139)	(48,209,671)
Net increase (decrease) in net assets from capital transactions	212,287	33,574,365

NET INCREASE (DECREASE) IN NET ASSETS	111,858,227	106,557,495

NET ASSETS:
Beginning of the period	687,991,797	581,434,302
End of the period	$799,850,024	$687,991,797

SHARES TRANSACTIONS
Shares sold	3,258,460	6,228,229
Shares issued from reinvestment of distributions	948,957	731,672
Shares redeemed	(4,106,210)	(3,935,918)
Total increase (decrease) in shares outstanding	101,207	3,023,983

The accompanying notes are an integral part of the financial statements.

15

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$13.39	$12.02	$10.28	$9.29	$11.97	$9.93
INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.23	0.21	0.21	0.16	0.12
Net realized and unrealized gain (loss) on investments (b)	2.41	1.34	1.76	0.89	(2.69)	2.00
Total from investment operations	2.46	1.57	1.97	1.10	(2.53)	2.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.20)	(0.23)	(0.11)	(0.15)	(0.08)
Net realized gains	(0.01)	—	—	—	—	—
Total distributions	(0.31)	(0.20)	(0.23)	(0.11)	(0.15)	(0.08)
Net asset value, end of period	$15.54	$13.39	$12.02	$10.28	$9.29	$11.97

TOTAL RETURN (c)	18.73%	13.32%	19.53%	11.89%	(21.38)%	21.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$799,850	$687,992	$581,434	$451,597	$355,666	$382,824
Ratio of expenses to average net assets (d)	0.67%	0.67%	0.69%	0.70%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets (d)	0.76%	1.90%	1.97%	2.16%	1.48%	1.08%
Portfolio turnover rate (c)	37%	64%	59%	78%	52%	48%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

16

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”).

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Altair Advisers, LLC, the Fund’s investment adviser (“Altair” or the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Valuation Designee may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant

17

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Valuation Designee may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— Prices are determined using quoted prices in active markets for identical securities.

● Level 2	— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3	— Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$186,715,733	$580,486,705	$20	$767,202,458
Preferred Stocks	2,363,739	55,812	–	2,419,551
Total Investments	$189,079,472	$580,542,517	$20	$769,622,009

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

18

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

EMERGING MARKETS RISK — The Fund will invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets,

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. Further, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

FOREIGN SECURITIES RISK — The Fund will invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC serves as the investment adviser to the Fund. Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. each served as an investment sub-adviser (the “Sub-Advisers”) to the Fund during the current fiscal period.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser’s investment team is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to the supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate of 0.67% based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. This amount is included in Investment management fees on the Statement of Operations.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
Aquarius International Fund	$260,981,326	$274,524,696

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

As of August 31, 2025, the federal tax cost, which includes foreign currency, and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
Aquarius International Fund	$496,392,824	$183,619,098	$(19,574,077)	$164,045,021

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2025, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
Aquarius International Fund	$11,065,063	$—	$(6,333,301)	$164,045,021	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	Year Ended	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Aquarius International Fund	2025	$9,827,963	$—	$9,827,963

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2025, the Fund had short-term capital loss carryforwards of $6,333,301 and long-term carryforwards of $0. During the fiscal year, the Fund utilized $19,806,969 of carryforward capital losses.

22

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

23

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

INFORMATION ON Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

24

Investment Adviser
Altair Advisers, LLC
225 West Washington Street, Suite 2400
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

BostonPartners

February 28, 2026 (Unaudited)

# Boston Partners Investment Funds

## of The RBB Fund, Inc.

# Semi-Annual Financial Statements

| Fund | Institutional | Investor |
|---|---|---|
| Boston Partners All-Cap Value Fund | BPAIX | BPAVX |
| Boston Partners Global Equity Fund | BPGIX | – |
| Boston Partners Long/Short Equity Fund | BPLSX | BPLEX |
| Boston Partners Long/Short Research Fund | BPIRX | BPRRX |
| Boston Partners Small Cap Value Fund II | BPSIX | BPSCX |
| WPG Partners Select Small Cap Value Fund | WPGSX | – |
| WPG Partners Small Cap Value Diversified Fund | WPGTX | – |

**The funds are part of The RBB Fund, Inc.** The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BOSTON PARTNERS INVESTMENT FUNDS

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	33
Statements of Operations	36
Statements of Changes in Net Assets	39
Financial Highlights	45
Notes to Financial Statements	56

BOSTON PARTNERS ALL-CAP VALUE FUND

Schedule of Investments

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	Value
COMMON STOCKS — 96.8%
Communication Services — 6.8%
Alphabet, Inc. - Class A	109,566	$34,158,296
Match Group, Inc.	135,662	4,286,919
Meta Platforms, Inc. - Class A	39,973	25,909,699
Omnicom Group, Inc. (a)	95,308	8,128,819
Walt Disney Co.	148,984	15,798,264
		88,281,997
Consumer Discretionary — 3.6%
Booking Holdings, Inc.	3,948	16,736,954
LKQ Corp.	130,513	4,321,285
NVR, Inc. (b)	1,660	12,479,531
TopBuild Corp. (b)	11,289	5,060,859
Wyndham Hotels & Resorts, Inc.	98,340	8,044,212
		46,642,841
Consumer Staples — 4.5%
Coca-Cola Europacific Partners PLC	43,012	4,749,815
Keurig Dr Pepper, Inc. (a)	338,410	10,247,055
Philip Morris International, Inc.	153,665	28,709,232
Sysco Corp.	154,510	14,085,132
		57,791,234
Energy — 4.5%
BP PLC - ADR	84,726	3,292,452
Canadian Natural Resources Ltd. (a)	161,821	7,082,905
ConocoPhillips	63,105	7,159,893
Exxon Mobil Corp.	43,793	6,678,432
Halliburton Co.	172,945	6,226,020
Phillips 66	30,426	4,695,645
Range Resources Corp.	238,235	9,834,341
Shell PLC - ADR	60,167	5,024,546
SLB Ltd.	158,081	8,115,879
		58,110,113
Financials — 27.4% (c)
Allstate Corp.	36,155	7,755,971
American International Group, Inc.	228,689	18,407,178
Aon PLC - Class A	26,161	8,776,231
Bank of America Corp.	695,656	34,664,539
Capital One Financial Corp.	51,455	10,066,656
Chubb Ltd.	62,290	21,232,169
Citigroup, Inc.	114,733	12,642,429
Corpay, Inc. (b)	89,242	29,012,574
Credit Acceptance Corp. (a)(b)	12,310	5,824,846
Fidelity National Information Services, Inc.	87,243	4,445,903
First American Financial Corp.	216,111	15,151,542
Global Payments, Inc.	78,516	6,003,333
Goldman Sachs Group, Inc.	20,405	17,539,526
JPMorgan Chase & Co.	86,781	26,060,334
Loews Corp.	157,395	17,316,598
LPL Financial Holdings, Inc.	34,018	10,218,327
Markel Group, Inc. (b)	8,960	18,569,331
Renaissance Holdings Ltd.	51,684	15,632,343
Travelers Cos., Inc.	40,734	12,572,142
Visa, Inc. - Class A	54,251	17,367,915
Wells Fargo & Co.	288,809	23,523,493
WEX, Inc. (a)(b)	50,297	7,503,810
White Mountains Insurance Group Ltd.	6,324	14,042,505
		354,329,695
Health Care — 15.2%
AbbVie, Inc.	109,062	$25,311,109
Amgen, Inc.	41,513	16,113,686
Cencora, Inc.	46,783	17,409,826
Cigna Group	41,993	12,170,411
Elevance Health, Inc.	17,794	5,694,080
GE HealthCare Technologies, Inc.	85,669	7,219,327
Johnson & Johnson	134,419	33,393,712
McKesson Corp.	10,769	10,632,988
Medtronic PLC	234,187	22,870,702
Merck & Co., Inc. (a)	81,560	10,098,759
Sanofi SA - ADR	426,731	20,764,730
UnitedHealth Group, Inc.	27,252	7,992,194
Zimmer Biomet Holdings, Inc.	72,152	7,102,643
		196,774,167
Industrials — 11.6%
Acuity, Inc.	26,531	8,001,484
Allegion PLC	79,849	12,867,666
Allison Transmission Holdings, Inc.	100,759	12,625,103
AMETEK, Inc.	33,401	7,990,187
EnerSys	26,663	4,430,058
Equifax, Inc.	22,254	4,650,196
Expeditors International of Washington, Inc.	56,439	8,185,348
Huron Consulting Group, Inc. (b)	59,191	8,369,607
Landstar System, Inc.	40,896	6,664,003
Masco Corp.	66,269	4,746,186
Middleby Corp. (b)	43,768	7,390,665
Resideo Technologies, Inc. (b)	164,361	6,360,771
Robert Half, Inc. (a)	84,030	2,052,013
Science Applications International Corp.	77,467	7,147,105
Sensata Technologies Holding PLC	171,686	6,410,755
SS&C Technologies Holdings, Inc.	196,192	14,771,296
Textron, Inc.	78,653	7,759,118
Uber Technologies, Inc. (b)	90,401	6,818,043
Westinghouse Air Brake Technologies Corp.	46,563	12,290,304
		149,529,908
Information Technology — 21.6%
Accenture PLC - Class A	37,930	7,916,750
Adobe, Inc. (b)	15,247	4,000,965
Analog Devices, Inc.	53,178	18,920,201
Applied Materials, Inc.	33,927	12,631,022
Arrow Electronics, Inc. (b)	115,613	17,591,674
CDW Corp.	149,557	18,341,670
Check Point Software Technologies Ltd. (b)	109,448	16,643,757
Cisco Systems, Inc.	274,872	21,841,329
Cognizant Technology Solutions Corp. - Class A	241,047	15,530,658
Flex Ltd. (b)	300,247	18,921,566
Gen Digital, Inc.	96,756	2,183,783
Jabil, Inc.	57,576	15,257,064
KLA Corp.	7,235	11,030,119
Lam Research Corp.	53,950	12,618,366
Microchip Technology, Inc.	192,748	14,386,711
Micron Technology, Inc.	57,202	23,588,389

The accompanying notes are an integral part of the financial statements.

1

BOSTON PARTNERS ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	Value
Information Technology — 21.6% (continued)
Nice Ltd. - ADR (a)(b)	56,598	$6,579,517
Oracle Corp.	94,164	13,691,446
QUALCOMM, Inc.	46,208	6,578,171
Roper Technologies, Inc.	8,004	2,799,239
TD SYNNEX Corp.	59,823	9,380,845
Zebra Technologies Corp. - Class A (b)	40,769	9,130,625
		279,563,867
Materials — 1.5%
CRH PLC	154,856	18,579,623

Real Estate — 0.1%
Fermi, Inc. (b)	142,006	1,415,800
TOTAL COMMON STOCKS (Cost $655,077,752)		1,251,019,245
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (d)	38,632,507	38,632,507
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $38,632,507)		38,632,507

TOTAL INVESTMENTS — 99.8% (Cost $693,710,259)		1,289,651,752
Other Assets in Excess of Liabilities — 0.2%	0.00192	2,479,611
TOTAL NET ASSETS — 100.0%		$1,292,131,363

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $38,083,673.
(b)	Non-income producing security.
(c)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

2

BOSTON PARTNERS ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2026 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$1,251,019,245	$—	$—	$1,251,019,245
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	38,632,507
Total Investments	$1,251,019,245	$—	$—	$1,289,651,752

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $38,632,507 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

3

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
Australia — 0.9%
Sonic Healthcare Ltd.	158,466	$2,689,233

Bermuda — 1.5%
Everest Group Ltd.	4,153	1,393,290
Hiscox Ltd.	91,644	1,909,380
RenaissanceRe Holdings Ltd.	5,114	1,546,781
		4,849,451
Denmark — 1.1%
Danske Bank AS	66,424	3,465,640

Finland — 1.5%
Nordea Bank Abp	240,784	4,663,027

France — 14.1%
Accor SA	21,526	1,249,480
Airbus Group SE	11,538	2,505,511
Alten SA	8,666	648,519
BNP Paribas SA	14,201	1,594,513
Bureau Veritas SA	102,637	3,566,788
Capgemini SE	18,429	2,329,000
Cie de Saint-Gobain SA	28,595	2,897,867
Cie Generale des Etablissements Michelin SCA	42,122	1,703,465
Eiffage SA	18,249	3,146,905
Elis SA	84,075	2,697,382
Ipsen SA	14,498	2,830,047
Rexel SA	121,271	5,251,994
Sanofi SA	15,174	1,484,038
SPIE SA	71,309	4,414,549
TotalEnergies SE	52,379	4,195,643
Vallourec SACA	159,691	3,736,250
		44,251,951
Germany — 1.7%
Deutsche Telekom AG	99,459	3,994,289
Siemens AG	4,980	1,439,937
		5,434,226
Hong Kong — 1.2%
Prudential PLC	241,895	3,704,995

Ireland — 3.6%
AIB Group PLC	362,267	3,760,259
Glanbia PLC	99,537	2,058,227
Kerry Group PLC - Class A	29,905	2,657,226
Ryanair Holdings PLC - ADR (a)	42,843	2,891,474
		11,367,186
Israel — 0.6%
Check Point Software Technologies Ltd. (b)	12,636	1,921,557

Italy — 3.2%
Enel SpA	198,950	2,392,363
Italgas SpA	119,569	1,540,958
Lottomatica Group SpA	48,800	1,181,158
Saipem SpA (a)	687,685	2,891,426
UniCredit SpA	23,498	2,000,793
		10,006,698
Japan — 5.8%
Fuji Electric Co. Ltd.	21,400	$1,896,785
Japan Post Insurance Co. Ltd.	16,500	538,575
Mitsubishi Chemical Group Corp.	164,700	1,222,196
Mitsubishi UFJ Financial Group, Inc.	80,700	1,498,116
Nippon Gas Co. Ltd.	26,400	528,483
Renesas Electronics Corp.	193,600	3,651,065
Sugi Holdings Co. Ltd.	95,100	2,186,207
Sumitomo Mitsui Financial Group, Inc.	41,000	1,547,159
Suzuki Motor Corp.	169,100	2,557,362
Toyo Suisan Kaisha Ltd.	31,200	2,454,264
		18,080,212
Netherlands — 3.7%
ABN AMRO Bank NV (c)	60,559	2,028,289
Heineken NV	17,549	1,625,368
ING Groep NV	149,378	4,309,994
Koninklijke Ahold NV	74,511	3,677,523
		11,641,174
Portugal — 0.7%
Galp Energia SGPS SA	101,278	2,197,622

South Korea — 2.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,585	1,434,212
KB Financial Group, Inc.	14,430	1,592,612
KT Corp.	40,949	1,822,218
Samsung Fire & Marine Insurance Co. Ltd.	3,894	1,434,703
		6,283,745
Spain — 3.5%
Amadeus IT Group SA	20,576	1,272,666
Banco Bilbao Vizcaya Argentaria SA	204,899	4,745,790
Bankinter SA	177,875	2,951,543
Grifols SA	169,099	2,121,514
		11,091,513
Sweden — 0.6%
Loomis AB	35,944	1,815,504

Switzerland — 2.5%
Aptiv PLC (a)(b)	19,637	1,444,105
Glencore PLC	452,513	3,269,695
Sandoz Group AG	35,416	3,119,876
		7,833,676
United Kingdom — 13.1%
Admiral Group PLC	59,832	2,390,266
AstraZeneca PLC	22,768	4,791,146
Coca-Cola Europacific Partners PLC	26,151	2,887,855
Hikma Pharmaceuticals PLC	127,542	2,261,970
IMI PLC	82,264	3,191,821
Informa PLC	327,525	3,699,169
Marks & Spencer Group PLC	729,783	3,901,501
NatWest Group PLC	524,199	4,352,132
Shell PLC	95,725	4,009,251
SSE PLC	68,868	2,489,269
Tesco PLC	649,386	4,203,835
Weir Group PLC	64,275	3,048,592
		41,226,807

The accompanying notes are an integral part of the financial statements.

4

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
United States — 36.5% (d)
AbbVie, Inc.	10,404	$2,414,560
Acuity, Inc.	5,766	1,738,968
Allstate Corp.	12,349	2,649,107
Amgen, Inc.	8,795	3,413,867
Aon PLC - Class A	8,135	2,729,048
Bank of America Corp.	70,530	3,514,510
Biogen, Inc. (b)	11,944	2,291,098
CDW Corp.	16,195	1,986,155
Cencora, Inc.	5,643	2,099,986
Charles Schwab Corp.	21,125	2,011,100
Chubb Ltd.	7,521	2,563,608
Cigna Group	7,446	2,158,000
Cisco Systems, Inc.	29,907	2,376,410
ConocoPhillips	20,881	2,369,158
CRH PLC	45,373	5,429,730
Cummins, Inc.	4,138	2,416,054
Diamondback Energy, Inc.	11,428	1,989,386
DuPont de Nemours, Inc.	33,166	1,659,627
East West Bancorp, Inc.	16,802	1,838,979
EPAM Systems, Inc. (a)(b)	9,214	1,299,174
FedEx Corp.	8,126	3,144,762
Fifth Third Bancorp	43,807	2,167,132
Flowserve Corp.	25,475	2,255,047
Freeport-McMoRan, Inc.	56,695	3,859,796
GE HealthCare Technologies, Inc.	34,674	2,921,978
Gen Digital, Inc.	122,012	2,753,811
Goldman Sachs Group, Inc.	2,246	1,930,594
HCA Healthcare, Inc.	3,538	1,874,079
Huntington Bancshares, Inc.	126,808	2,130,374
IQVIA Holdings, Inc. (b)	10,080	1,802,405
Johnson & Johnson	9,226	2,292,015
JPMorgan Chase & Co.	9,424	2,830,027
KBR, Inc.	20,248	855,073
Labcorp Holdings, Inc. (a)	13,907	4,020,792
Leidos Holdings, Inc.	7,170	1,255,467
M&T Bank Corp.	10,273	2,229,036
Marathon Petroleum Corp.	7,394	1,465,565
NetApp, Inc.	22,045	2,183,116
Range Resources Corp.	76,902	3,174,515
Resideo Technologies, Inc. (b)	196	7,585
SLB Ltd.	50,920	2,614,233
Tenet Healthcare Corp. (b)	12,542	3,002,429
Textron, Inc.	41,040	4,048,596
T-Mobile US, Inc.	14,258	3,095,269
United Rentals, Inc.	2,491	2,092,440
US Foods Holding Corp. (b)	16,732	1,616,479
Walt Disney Co.	35,862	3,802,807
		114,373,947
TOTAL COMMON STOCKS (Cost $213,787,825)		306,898,164

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (e)	7,744,556	$7,744,556
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,744,556)		7,744,556

TOTAL INVESTMENTS — 100.3% (Cost $221,532,381)		314,642,720
Liabilities in Excess of Other Assets — (0.3)%		(1,029,332)
TOTAL NET ASSETS — 100.0%		$313,613,388

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $7,528,832.
(b)	Non-income producing security.
(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $2,028,289 or 0.6% of the Fund’s net assets.

(d)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

5

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2026 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$130,385,939	$176,512,225	$—	$306,898,164
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,744,556
Total Investments	$130,385,939	$176,512,225	$—	$314,642,720

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,744,556 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

6

BOSTON PARTNERS GLOBAL EQUITY FUND

Allocation of Portfolio Holdings by Country
as of FEBRUARY 28, 2026

COUNTRY	Value	% of Net Assets
France	$44,251,951	14.1%
United Kingdom	41,226,807	13.1
Japan	18,080,212	5.8
Netherlands	11,641,174	3.7
Ireland	11,367,186	3.6
Spain	11,091,513	3.5
Italy	10,006,698	3.2
Switzerland	7,833,676	2.5
South Korea	6,283,745	2.0
Germany	5,434,226	1.7
Bermuda	4,849,451	1.5
Finland	4,663,027	1.5
Hong Kong	3,704,995	1.2
Denmark	3,465,640	1.1
Australia	2,689,233	0.9
Portugal	2,197,622	0.7
Israel	1,921,557	0.6
Sweden	1,815,504	0.6
United States	122,118,503	39.0
Liabilities in Excess of Other Assets	(1,029,332)	(0.3)
	$313,613,388	100.0%

The accompanying notes are an integral part of the financial statements.

7

BOSTON PARTNERS GLOBAL EQUITY FUND

SECTOR CLASSIFICATION
as of FEBRUARY 28, 2026

SECTOR	Value	% of Net Assets
Financials	$78,021,372	24.8%
Industrials	58,013,313	18.5
Health Care	47,589,033	15.3
Energy	28,643,049	9.1
Consumer Staples	27,268,485	8.6
Information Technology	19,148,807	6.0
Communication Services	16,413,752	5.3
Materials	15,441,044	4.8
Consumer Discretionary	9,408,236	3.1
Utilities	6,951,073	2.3
Investments Purchased with Proceeds from Securities Lending	7,744,556	2.5
Other Assets in Excess of Liabilities	(1,029,332)	(0.3)
	$313,613,388	100.0%

The accompanying notes are an integral part of the financial statements.

8

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.3%
Communication Services — 4.5%
Alphabet, Inc. - Class A (a)	9,831	$3,064,912
Cars.com, Inc. (b)(c)	34,316	293,059
DoubleDown Interactive Co. Ltd. - ADR (a)(b)	71,931	657,449
EverQuote, Inc. - Class A (b)	18,184	287,307
Gravity Co. Ltd. - ADR (b)	10,631	691,228
		4,993,955
Consumer Discretionary — 8.5%
Abercrombie & Fitch Co. - Class A (b)	8,432	824,650
Arcos Dorados Holdings, Inc. - Class A (a)	200,156	1,761,373
Carriage Services, Inc. (a)	22,607	1,041,504
Cavco Industries, Inc. (b)(c)	1,909	1,101,989
El Pollo Loco Holdings, Inc. (b)	31,470	348,058
Frontdoor, Inc. (b)	21,377	1,465,821
JD.com, Inc. - Class A	47,636	632,401
Johnson Outdoors, Inc. - Class A	8,021	388,938
Leon’s Furniture Ltd.	23,307	486,798
Perdoceo Education Corp. (a)	13,499	450,192
Super Group SGHC Ltd. (a)	81,353	870,477
		9,372,201
Consumer Staples — 4.7%
Ambev SA - ADR (a)(c)	253,043	799,616
British American Tobacco PLC - ADR (a)	34,691	2,173,391
Maplebear, Inc. (b)	13,110	491,756
PriceSmart, Inc.	6,520	1,008,122
US Foods Holding Corp. (b)	7,163	692,018
		5,164,903

Energy — 0.4%
Weatherford International PLC	4,747	500,619

Financials — 25.0% (d)
Acadian Asset Management, Inc.	30,751	1,656,249
American Integrity Insurance Group, Inc. (a)(b)	31,798	647,407
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	47,591	1,100,780
Bank of America Corp. (a)	22,008	1,096,659
BGC Group, Inc. - Class A (a)	198,970	1,894,194
Citigroup, Inc. (a)	13,172	1,451,423
Exzeo Group, Inc. (b)(c)	29,898	501,091
Fairfax Financial Holdings Ltd. (c)	1,260	2,168,441
FinVolution Group - ADR (a)	63,817	358,652
Fiserv, Inc. (b)	6,713	418,153
Hamilton Insurance Group Ltd. - Class B (a)(b)	65,281	2,062,227
Heritage Insurance Holdings, Inc. (a)(b)	29,394	819,211
Intercontinental Exchange, Inc.	3,303	542,121
Intercorp Financial Services, Inc.	13,897	672,337
Jiayin Group, Inc. - ADR	17,890	115,927
KB Financial Group, Inc. - ADR (c)	18,274	2,010,140
Lincoln National Corp.	13,636	467,715
Marex Group PLC	27,927	1,213,707
NewtekOne, Inc. (a)	44,451	545,858
Northeast Bank (c)	3,708	411,143
Financials — 25.0% (d) (continued)
Northeast Community Bancorp, Inc.	16,022	$387,732
Oppenheimer Holdings, Inc. - Class A	12,607	1,087,858
Popular, Inc.	5,126	693,855
Rithm Capital Corp. (a)	64,898	652,225
SiriusPoint Ltd. (b)	34,532	730,007
Stifel Financial Corp.	10,967	812,069
Up Fintech Holding Ltd. - ADR (b)	74,160	579,931
Virtu Financial, Inc. - Class A	14,706	608,975
Visa, Inc. - Class A	2,509	803,231
Wells Fargo & Co. (a)	13,853	1,128,327
		27,637,645
Health Care — 11.3%
AstraZeneca PLC	5,993	1,249,241
Catalyst Pharmaceuticals, Inc. (a)(b)	67,756	1,563,809
Cigna Group (a)	1,904	551,817
Cross Country Healthcare, Inc. (b)	67,385	586,250
GE HealthCare Technologies, Inc.	9,964	839,666
Harmony Biosciences Holdings, Inc. (b)	13,247	378,069
HCA Healthcare, Inc. (a)	1,084	574,195
ICON PLC (b)(c)	4,820	521,235
Johnson & Johnson (a)	7,288	1,810,558
Medtronic PLC (a)	9,111	889,780
Novartis AG - ADR (c)	6,227	1,049,997
Quest Diagnostics, Inc.	3,675	778,769
Sandoz Group AG - ADR	6,104	537,274
Select Medical Holdings Corp.	27,451	410,941
Tenet Healthcare Corp. (b)	3,177	760,542
		12,502,143
Industrials — 9.3%
Barrett Business Services, Inc. (a)	24,542	681,531
CACI International, Inc. - Class A (b)	1,110	677,289
Euroseas Ltd.	10,702	735,656
Everus Construction Group, Inc. (b)	6,081	735,011
Galliford Try Holdings PLC	366,301	2,708,612
Herc Holdings, Inc.	3,791	529,944
KBR, Inc.	12,696	536,152
Nextpower, Inc. - Class A (b)(c)	6,494	682,519
Public Policy Holding Co., Inc.	29,653	355,613
Quanta Services, Inc. (a)	1,537	865,454
RCM Technologies, Inc. (b)	16,451	311,089
Sterling Infrastructure, Inc. (a)(b)	2,294	982,130
Uber Technologies, Inc. (b)	6,020	454,028
		10,255,028
Information Technology — 22.0%
ACI Worldwide, Inc. (b)	13,036	517,268
Adeia, Inc. (a)	69,465	1,437,231
Broadcom, Inc.	5,398	1,724,931
CDW Corp.	7,184	881,046
Cognizant Technology Solutions Corp. - Class A (a)	11,541	743,587
Commvault Systems, Inc. (b)	5,987	509,374
Dell Technologies, Inc. - Class C (c)	11,367	1,683,225
EPAM Systems, Inc. (b)	4,209	593,469
HubSpot, Inc. (b)	4,750	1,256,423
InterDigital, Inc. (c)	3,890	1,425,802
LiveRamp Holdings, Inc. (b)	16,467	447,408

The accompanying notes are an integral part of the financial statements.

9

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Information Technology — 22.0% (continued)
Microchip Technology, Inc. (c)	3,625	$270,570
Nice Ltd. - ADR (b)(c)	3,361	390,716
Okta, Inc. (b)	11,863	860,068
Open Text Corp.	17,530	434,218
Oracle Corp. (a)	3,077	447,396
Photronics, Inc. (a)(b)(c)	47,169	1,765,536
QUALCOMM, Inc. (a)	3,627	516,340
RingCentral, Inc. - Class A (a)(b)(c)	45,996	1,676,554
Salesforce, Inc.	4,150	808,378
Samsung Electronics Co. Ltd.	21,309	3,189,346
Silicon Motion Technology Corp. - ADR	5,289	683,497
Telefonaktiebolaget LM Ericsson - ADR (a)(c)	87,601	1,016,172
Twilio, Inc. - Class A (b)	9,113	1,102,308
		24,380,863
Materials — 5.0%
Ferroglobe PLC (a)	131,860	673,805
Glencore PLC - ADR (a)	53,806	771,578
Methanex Corp. (c)	19,028	961,485
Mosaic Co.	20,745	577,541
Pan American Silver Corp.	21,720	1,492,164
Taseko Mines Ltd. (a)(b)	66,083	586,817
Ternium SA - ADR (a)(c)	11,482	499,122
		5,562,512
Real Estate — 3.0%
Kennedy-Wilson Holdings, Inc.	43,249	470,549
Newmark Group, Inc. - Class A (a)	103,036	1,496,083
Park Hotels & Resorts, Inc. (a)	54,365	614,868
Pebblebrook Hotel Trust (a)	55,424	711,090
		3,292,590
Utilities — 1.6%
NRG Energy, Inc.	5,965	1,067,497
Xcel Energy, Inc.	8,709	725,982
		1,793,479
TOTAL COMMON STOCKS (Cost $73,405,363)		105,455,938

The accompanying notes are an integral part of the financial statements.

10

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.1% (b)
Put Options — 0.1% (e)(f)
Catalyst Pharmaceuticals, Inc., Expiration: 06/18/2026; Exercise Price: $20.00	1,562,516	677	67,700
Perdoceo Education Corp., Expiration: 03/20/2026; Exercise Price: $25.00	503,585	151	5,662
TOTAL PURCHASED OPTIONS (Cost $98,545)			73,362
		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (g)		11,377,342	11,377,342
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,377,342)			11,377,342
		Shares
MONEY MARKET FUNDS — 0.8%
MSILF Prime Portfolio - Institutional Class, 3.70% (g)		952,510	952,789
TOTAL MONEY MARKET FUNDS (Cost $952,789)			952,789

TOTAL INVESTMENTS — 106.5% (Cost $85,834,039)			117,859,431
Liabilities in Excess of Other Assets — (6.5)%		(0.06456)	(7,147,196)
TOTAL NET ASSETS — 100.0%			$110,712,235

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of February 28, 2026 was $31,237,056.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $11,243,626.
(d)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

11

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS — (18.4)%
Communication Services — (1.6)%
AST SpaceMobile, Inc.	(4,761)	$(377,024)
Boston Omaha Corp. - Class A	(15,923)	(196,649)
CTC Communications Group, Inc. (a)	(98,900)	0
Ibotta, Inc. - Class A	(5,814)	(145,176)
Newsmax, Inc.	(44,549)	(265,066)
Stubhub Holdings, Inc. - Class A	(14,854)	(142,153)
Telesat Corp.	(19,751)	(620,181)
		(1,746,249)
Consumer Discretionary — (2.6)%
Acushnet Holdings Corp.	(4,842)	(495,482)
Brunello Cucinelli SpA	(2,126)	(205,722)
Cava Group, Inc.	(2,736)	(225,638)
Goodyear Tire & Rubber Co.	(24,163)	(199,345)
GoPro, Inc. - Class A	(134,866)	(130,523)
Petco Health & Wellness Co., Inc.	(35,944)	(91,657)
Pop Mart International Group Ltd.	(8,600)	(253,037)
Qsound Labs, Inc. (a)	(4,440)	0
QuantumScape Corp.	(34,168)	(236,443)
Rivian Automotive, Inc. - Class A	(33,741)	(517,249)
Serve Robotics, Inc.	(18,781)	(187,622)
Shake Shack, Inc. - Class A	(2,794)	(268,252)
Venu Holding Corp.	(25,152)	(129,533)
		(2,940,503)
Consumer Staples — (2.2)%
Amish Naturals, Inc. (a)	(25,959)	0
Brown-Forman Corp. - Class B	(8,909)	(257,114)
Costco Wholesale Corp.	(363)	(366,917)
Hershey Co.	(1,997)	(471,851)
Mama’s Creations, Inc.	(44,642)	(765,164)
Marzetti Co.	(1,791)	(294,333)
Westrock Coffee Co.	(56,622)	(250,269)
		(2,405,648)
Energy — (1.0)%
Beard Co. (a)	(9,710)	0
Calumet, Inc.	(25,021)	(674,566)
Comstock Resources, Inc.	(21,052)	(412,830)
		(1,087,396)
Financials — (0.9)%
Bakkt, Inc.	(22,289)	(213,083)
Commonwealth Bank of Australia	(3,333)	(413,529)
Innventure, Inc.	(40,486)	(114,980)
StepStone Group, Inc. - Class A	(5,012)	(216,218)
		(957,810)
Health Care — (0.9)%
AirSculpt Technologies, Inc.	(48,963)	(77,361)
BodyTel Scientific, Inc. (a)	(4,840)	0
CareView Communications, Inc.	(165,489)	(4,220)
Establishment Labs Holdings, Inc.	(7,708)	(606,620)
Hims & Hers Health, Inc.	(5,545)	(80,513)
Stevanato Group SpA	(17,003)	(263,887)
		(1,032,601)
Industrials — (3.0)%
Ameresco, Inc. - Class A	(8,132)	$(247,701)
Amprius Technologies, Inc.	(29,915)	(320,988)
Applied Energetics, Inc.	(71,523)	(78,818)
Construction Partners, Inc. - Class A	(2,238)	(300,720)
Corporate Resource Services, Inc. (a)	(218,896)	(22)
DynaMotive Energy Systems Corp. (a)	(72,185)	(7)
Ener1, Inc. (a)	(102,820)	(10)
Hertz Global Holdings, Inc.	(56,552)	(256,746)
Limbach Holdings, Inc.	(2,055)	(187,868)
NANO Nuclear Energy, Inc.	(10,257)	(272,734)
NuScale Power Corp.	(14,156)	(181,905)
Palladyne AI Corp.	(44,379)	(311,984)
Redwire Corp.	(45,431)	(412,059)
Richtech Robotics, Inc. - Class B	(192,868)	(480,241)
Sky Harbour Group Corp.	(25,875)	(227,183)
Valence Technology, Inc. (a)	(27,585)	(3)
		(3,278,989)
Information Technology — (5.0)%
Aehr Test Systems	(10,077)	(377,182)
Aeluma, Inc.	(14,248)	(220,417)
Aeva Technologies, Inc.	(13,073)	(173,348)
Amplitude, Inc. - Class A	(19,539)	(142,635)
ANTs software, Inc. (a)	(10,334)	(1)
Atomera, Inc.	(76,819)	(387,168)
BigBear.ai Holdings, Inc.	(69,071)	(273,521)
C3.ai, Inc. - Class A	(23,089)	(183,558)
Consygen, Inc. (a)	(200)	0
D-Wave Quantum, Inc.	(16,182)	(303,898)
Entegris, Inc.	(3,515)	(465,562)
Evolv Technologies Holdings, Inc.	(76,145)	(403,568)
Figma, Inc. - Class A	(7,462)	(219,308)
Interliant, Inc. (a)	(600)	0
Lightwave Logic, Inc.	(93,759)	(413,477)
MicroVision, Inc.	(203,899)	(159,265)
Nestor, Inc. (a)	(15,200)	(1)
NextNav, Inc.	(34,021)	(547,398)
Palantir Technologies, Inc. - Class A	(1,551)	(212,782)
PAR Technology Corp.	(9,541)	(156,377)
POET Technologies, Inc.	(45,303)	(271,818)
Rigetti Computing, Inc.	(12,668)	(220,677)
SoundHound AI, Inc. - Class A	(30,717)	(264,166)
Tiger Telematics, Inc. (a)	(6,510)	0
Tucows, Inc. - Class A	(7,781)	(141,303)
Uni-Pixel, Inc. (a)	(19,665)	(2)
Worldgate Communications, Inc. (a)	(582,655)	(58)
XRiver Corp. (a)	(34,156)	0
		(5,537,490)
Materials — (1.1)%
PureCycle Technologies, Inc.	(40,016)	(252,501)
TMC the metals co, Inc.	(151,285)	(948,557)
		(1,201,058)

The accompanying notes are an integral part of the financial statements.

12

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
Utilities — (0.1)%
Oklo, Inc.	(2,205)	$(138,805)
TOTAL COMMON STOCKS (Proceeds $25,199,817)		(20,326,549)

TOTAL SECURITIES SOLD SHORT - (18.4)% (Proceeds $25,199,817)		$(20,326,549)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(104) or 0.0% of net assets as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

13

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2026 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$98,569,966	$6,885,972	$—	$105,455,938
Purchased Options	67,700	5,662	—	73,362
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,377,342
Money Market Funds	952,789	—	—	952,789
Total Investments	$99,590,455	$6,891,634	$—	$117,859,431

Liabilities:
Investments:
Common Stocks	$(19,454,157)	$(872,288)	$(104)	$(20,326,549)
Total Investments	$(19,454,157)	$(872,288)	$(104)	$(20,326,549)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,377,342 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

The accompanying notes are an integral part of the financial statements.

14

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.6%
Communication Services — 3.6%
Alphabet, Inc. - Class A (a)	17,001	$5,300,232
Deutsche Telekom AG	31,473	1,263,961
Informa PLC	271,538	3,066,834
Meta Platforms, Inc. - Class A	1,856	1,203,022
Nexstar Media Group, Inc.	11,100	2,786,322
Omnicom Group, Inc.	21,129	1,802,092
T-Mobile US, Inc. (a)	9,994	2,169,598
Walt Disney Co.	37,179	3,942,461
		21,534,522
Consumer Discretionary — 9.7%
Aptiv PLC (b)	21,424	1,575,521
AutoNation, Inc. (b)	9,730	1,898,907
AutoZone, Inc. (b)	824	3,094,598
Best Buy Co., Inc.	16,539	1,024,922
Booking Holdings, Inc.	1,139	4,828,620
Boyd Gaming Corp.	59,503	4,952,435
Churchill Downs, Inc.	24,672	2,268,097
Covista, Inc. (b)	15,617	1,530,466
Darden Restaurants, Inc.	10,064	2,152,186
eBay, Inc.	24,707	2,244,878
Flutter Entertainment PLC (b)	18,783	1,943,849
Frontdoor, Inc. (a)(b)	132,779	9,104,656
Home Depot, Inc.	4,456	1,696,488
Lennar Corp. - Class A	20,478	2,341,864
LKQ Corp.	51,845	1,716,588
Lowe’s Cos., Inc.	3,333	881,812
Restaurant Brands International, Inc.	15,028	1,077,658
Ross Stores, Inc.	15,734	3,235,540
TJX Cos., Inc. (a)	22,551	3,645,595
Valvoline, Inc. (b)	54,888	2,074,766
Wyndham Hotels & Resorts, Inc.	37,901	3,100,302
Yum! Brands, Inc.	14,328	2,409,396
		58,799,144
Consumer Staples — 6.0%
British American Tobacco PLC - ADR	40,695	2,549,542
Coca-Cola Co.	46,946	3,828,916
Coca-Cola Consolidated, Inc.	15,115	3,059,276
Coca-Cola Europacific Partners PLC	19,527	2,156,366
Glanbia PLC	54,076	1,118,184
Kerry Group PLC - Class A	8,351	742,033
Maplebear, Inc. (b)	46,290	1,736,338
McCormick & Co., Inc.	31,575	2,243,088
Philip Morris International, Inc.	18,583	3,471,862
Primo Brands Corp.	72,981	1,655,209
Sysco Corp.	39,675	3,616,773
Toyo Suisan Kaisha Ltd.	18,410	1,448,173
US Foods Holding Corp. (a)(b)	58,355	5,637,676
Walmart, Inc.	25,363	3,245,196
		36,508,632
Energy — 0.8%
Cheniere Energy, Inc.	10,034	2,365,315
Permian Resources Corp.	62,746	1,147,624
Rockpoint Gas Storage, Inc. - Class A	63,091	1,311,727
		4,824,666
Financials — 17.1%
Admiral Group PLC	34,316	$1,370,911
AIB Group PLC	101,989	1,058,625
Allstate Corp.	14,006	3,004,567
American Express Co.	5,212	1,609,987
Ameriprise Financial, Inc. (a)	5,831	2,741,270
Aon PLC - Class A	12,326	4,135,003
Apollo Global Management, Inc.	10,228	1,069,849
Arthur J Gallagher & Co.	7,692	1,755,314
Baldwin Insurance Group, Inc. - Class A (b)	44,607	1,036,221
Bank of America Corp. (a)	110,611	5,511,746
Berkshire Hathaway, Inc. - Class B (a)(b)	5,684	2,870,136
Brown & Brown, Inc.	16,050	1,152,711
Capital One Financial Corp.	5,516	1,079,150
Charles Schwab Corp.	23,310	2,219,112
Chubb Ltd.	9,232	3,146,819
Corpay, Inc. (b)	10,736	3,490,274
Danske Bank AS	19,046	993,716
East West Bancorp, Inc.	18,647	2,040,914
Equitable Holdings, Inc.	11,184	449,820
Evercore, Inc. - Class A	5,460	1,686,266
Everest Group Ltd.	5,418	1,817,685
Fidelity National Information Services, Inc.	30,308	1,544,496
Fifth Third Bancorp (a)	31,099	1,538,467
First American Financial Corp.	16,035	1,124,214
Global Payments, Inc.	23,947	1,830,988
Goldman Sachs Group, Inc. (a)	1,349	1,159,560
Hiscox Ltd.	110,570	2,303,699
Huntington Bancshares, Inc. (a)	114,041	1,915,889
ING Groep NV	71,848	2,073,026
Intercontinental Exchange, Inc.	6,589	1,081,453
JPMorgan Chase & Co. (a)	24,952	7,493,086
LPL Financial Holdings, Inc.	12,046	3,618,377
M&T Bank Corp.	8,993	1,951,301
Markel Group, Inc. (a)(b)	1,815	3,761,533
Morgan Stanley	8,687	1,446,472
NatWest Group PLC	216,365	1,796,358
Nordea Bank Abp	103,634	2,006,978
Progressive Corp.	9,308	1,988,747
Renaissance Holdings Ltd.	8,972	2,713,671
Synchrony Financial (a)	18,098	1,250,753
Travelers Cos., Inc.	6,831	2,108,320
Visa, Inc. - Class A	8,422	2,696,219
Voya Financial, Inc.	6,702	448,230
Wells Fargo & Co. (a)	82,627	6,729,969
WEX, Inc. (b)	12,203	1,820,566
White Mountains Insurance Group Ltd.	1,164	2,584,674
		103,227,142
Health Care — 11.0%
Abbott Laboratories (a)	10,485	1,219,930
AbbVie, Inc. (a)	32,262	7,487,365
Amgen, Inc.	12,937	5,021,626
AstraZeneca PLC	12,717	2,676,080
Biogen, Inc. (b)	15,584	2,989,323
Bristol-Myers Squibb Co.	35,181	2,194,239
Cencora, Inc.	8,829	3,285,624

The accompanying notes are an integral part of the financial statements.

15

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Health Care — 11.0% (continued)
Centene Corp. (b)	1,571	$70,506
Cigna Group (a)	7,344	2,128,438
CVS Health Corp.	33,573	2,682,483
Elevance Health, Inc. (a)	1,592	509,440
GE HealthCare Technologies, Inc.	29,144	2,455,965
Grifols SA	51,387	644,701
Halozyme Therapeutics, Inc. (b)	19,849	1,380,101
HCA Healthcare, Inc.	2,320	1,228,904
Humana, Inc.	1,797	342,400
ICON PLC (b)	2,826	305,604
Ipsen SA	2,996	584,827
IQVIA Holdings, Inc. (b)	14,110	2,523,009
Johnson & Johnson	21,990	5,462,976
Labcorp Holdings, Inc.	7,985	2,308,623
McKesson Corp.	3,354	3,311,639
Medtronic PLC	26,716	2,609,084
Merck & Co., Inc.	2,330	288,501
Molina Healthcare, Inc. (a)(b)	861	132,637
Novartis AG - ADR	9,385	1,582,499
Novo Nordisk AS	34,417	1,301,773
Pfizer, Inc.	3,133	86,627
QIAGEN NV	20,785	1,035,093
Quest Diagnostics, Inc.	8,349	1,769,237
Sandoz Group AG	15,765	1,388,774
Sanofi SA	1,070	104,647
Stryker Corp.	666	258,048
Tenet Healthcare Corp. (b)	6,799	1,627,613
UCB SA	208	62,480
UnitedHealth Group, Inc.	11,570	3,393,134
Zimmer Biomet Holdings, Inc.	1,572	154,748
		66,608,698
Industrials — 20.1%
3M Co.	17,297	2,859,540
Acuity, Inc.	3,430	1,034,454
AECOM Technology Corp.	30,249	2,963,797
Airbus Group SE	11,363	2,467,509
Allegion PLC	17,216	2,774,358
Allison Transmission Holdings, Inc.	25,685	3,218,330
American Superconductor Corp. (b)	54,322	1,769,811
AMETEK, Inc. (a)	8,609	2,059,445
Brink’s Co.	39,894	4,658,422
Builders FirstSource, Inc. (b)	23,086	2,407,639
CACI International, Inc. - Class A (b)	1,707	1,041,560
Canadian Pacific Kansas City Ltd.	21,007	1,840,003
Carrier Global Corp.	33,867	2,181,035
CH Robinson Worldwide, Inc.	20,630	3,821,707
Cummins, Inc.	3,853	2,249,651
Delta Air Lines, Inc.	22,472	1,476,410
DNOW, Inc. (b)	154,702	1,822,390
Dover Corp.	11,344	2,558,072
Equifax, Inc.	12,679	2,649,404
Esab Corp.	21,654	2,732,085
Expeditors International of Washington, Inc.	14,994	2,174,580
FedEx Corp.	7,415	2,869,605
HNI Corp.	70,895	3,187,439
Honeywell International, Inc.	11,806	2,875,824
Industrials — 20.1% (continued)
Howmet Aerospace, Inc. (a)	15,060	$3,953,702
Hubbell, Inc.	6,493	3,322,014
Huron Consulting Group, Inc. (b)	16,969	2,399,417
IDEX Corp.	14,391	3,014,483
IMI PLC	68,031	2,639,584
Jacobs Solutions, Inc.	33,414	4,606,454
KBR, Inc.	60,170	2,540,979
L3Harris Technologies, Inc.	15,875	5,787,072
Leidos Holdings, Inc. (a)	9,649	1,689,540
Masco Corp. (a)	24,131	1,728,262
Masterbrand, Inc. (a)(b)	219,217	2,218,476
Matson, Inc.	10,315	1,713,631
Middleby Corp. (b)	8,641	1,459,119
Nordson Corp.	8,802	2,582,859
Old Dominion Freight Line, Inc.	12,633	2,565,131
Otis Worldwide Corp.	19,836	1,836,020
Parker-Hannifin Corp. (a)	1,710	1,725,698
Rexel SA	58,164	2,518,962
Siemens AG	4,369	1,263,270
SS&C Technologies Holdings, Inc. (a)	29,300	2,205,997
TriNet Group, Inc.	1,342	51,103
Uber Technologies, Inc. (b)	42,800	3,227,976
UFP Industries, Inc.	23,490	2,417,356
United Airlines Holdings, Inc. (b)	17,446	1,854,510
Upwork, Inc. (a)(b)	190,634	2,558,308
		121,572,993
Information Technology — 11.6%
Adeia, Inc. (a)	114,691	2,372,957
Applied Materials, Inc.	6,715	2,499,994
Arrow Electronics, Inc. (a)(b)	8,125	1,236,300
Broadcom, Inc.	14,051	4,489,997
Capgemini SE	7,568	956,420
CDW Corp.	13,326	1,634,301
Celestica, Inc. (b)	6,789	1,884,830
Check Point Software Technologies Ltd. (b)	7,171	1,090,494
Dell Technologies, Inc. - Class C	11,024	1,632,434
EPAM Systems, Inc. (b)	14,812	2,088,492
Flex Ltd. (a)(b)	77,825	4,904,532
Gen Digital, Inc. (a)	89,154	2,012,206
InterDigital, Inc.	13,040	4,779,551
Jabil, Inc. (a)	8,441	2,236,781
Keysight Technologies, Inc. (b)	11,128	3,419,968
Lam Research Corp.	18,739	4,382,865
Microchip Technology, Inc. (a)	26,735	1,995,500
Micron Technology, Inc.	6,120	2,523,704
NetApp, Inc.	16,265	1,610,723
Nice Ltd. - ADR (b)	9,992	1,161,570
NXP Semiconductors NV	5,775	1,310,983
Oracle Corp. (a)	8,682	1,262,363
Qnity Electronics, Inc.	24,120	3,057,451
Salesforce, Inc.	7,018	1,367,036
Samsung Electronics Co. Ltd.	40,832	6,111,380
Seagate Technology Holdings PLC	10,316	4,207,277
Trimble, Inc. (b)	26,089	1,744,571
Vontier Corp.	31,829	1,302,443
Zebra Technologies Corp. - Class A (b)	4,862	1,088,894
		70,366,017

The accompanying notes are an integral part of the financial statements.

16

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Materials — 5.2%
Allied Gold Corp. (b)	50,860	$1,610,010
Almonty Industries, Inc. (b)	127,945	2,352,909
Ball Corp.	41,400	2,779,182
Barrick Mining Corp.	45,693	2,318,463
CRH PLC	25,473	3,056,250
DuPont de Nemours, Inc.	34,240	1,713,370
Endeavour Mining PLC	20,382	1,466,584
Equinox Gold Corp. (b)	109,415	2,053,461
Freeport-McMoRan, Inc.	34,721	2,363,806
Louisiana-Pacific Corp.	18,087	1,532,692
Methanex Corp.	76,045	3,842,554
OR Royalties, Inc.	56,295	2,667,311
Royal Gold, Inc.	13,038	3,908,662
		31,665,254
Real Estate — 2.9%
BXP, Inc.	29,066	1,673,620
COPT Defense Properties	58,934	1,872,923
Essential Properties Realty Trust, Inc.	98,773	3,352,356
Extra Space Storage, Inc.	11,338	1,712,378
Invitation Homes, Inc.	26,640	701,698
Jones Lang LaSalle, Inc. (b)	8,599	2,713,414
Kimco Realty Corp.	95,733	2,254,512
Lamar Advertising Co. - Class A (a)	10,860	1,495,856
Regency Centers Corp. (a)	21,393	1,690,047
		17,466,804
Utilities — 8.6%
American Electric Power Co., Inc.	20,805	2,784,125
CenterPoint Energy, Inc. (a)	91,294	3,971,289
Enel SpA	154,501	1,857,867
Entergy Corp.	44,799	4,798,421
FirstEnergy Corp. (a)	83,998	4,297,338
NextEra Energy, Inc.	17,682	1,658,041
NiSource, Inc. (a)	88,773	4,198,963
NRG Energy, Inc.	24,726	4,424,965
OGE Energy Corp.	83,040	4,080,586
PPL Corp. (a)	97,303	3,792,871
Southern Co.	34,277	3,337,894
SSE PLC	104,108	3,763,036
Talen Energy Corp. (b)	8,485	3,147,680
Vistra Energy Corp.	13,586	2,362,470
Xcel Energy, Inc.	40,857	3,405,839
		51,881,385
TOTAL COMMON STOCKS (Cost $396,133,403)		584,455,257
	Par
CONVERTIBLE NOTES — 0.1%
Andrada Mining Ltd., 12.00%, 07/31/2026 (c)	GBP 700,000	929,019
TOTAL CONVERTIBLE NOTES (Cost $915,464)		929,019
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.0% (d)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 3.55% (a)(e)	2,256	$2,256
Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 3.52% (a)(e)	2,257	2,257
Fidelity Treasury Portfolio - Class I, 3.56% (a)(e)	2,257	2,257
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 3.55% (a)(e)	2,257	2,257
TOTAL MONEY MARKET FUNDS (Cost $9,027)		9,027

TOTAL INVESTMENTS — 96.7% (Cost $397,057,894)		585,393,303
Other Assets in Excess of Liabilities — 3.3%		19,834,003
TOTAL NET ASSETS — 100.0%		$605,227,306

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

GBP - British Pound

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of February 28, 2026 was $102,973,440.
(b)	Non-income producing security.
(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $929,019 or 0.2% of net assets as of February 28, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

17

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

Schedule of Securities Sold Short	Shares	Value
COMMON STOCKS — (14.9)%
Communication Services — (1.0)%
Dentsu Group, Inc.	(76,600)	$(1,445,506)
Grindr, Inc.	(74,485)	(847,639)
Lumen Technologies, Inc.	(130,733)	(929,512)
Newsmax, Inc.	(104,724)	(623,108)
Roblox Corp. - Class A	(14,892)	(1,022,485)
TELUS Corp.	(73,184)	(1,003,292)
		(5,871,542)
Consumer Discretionary — (2.8)%
Birkenstock Holding PLC	(14,714)	(612,838)
Breville Group Ltd.	(58,520)	(1,326,028)
CarMax, Inc.	(17,935)	(774,254)
Carvana Co.	(1,980)	(661,637)
Cava Group, Inc.	(13,891)	(1,145,591)
Floor & Decor Holdings, Inc. - Class A	(7,338)	(506,982)
Hilton Grand Vacations, Inc.	(42,493)	(1,910,485)
InterContinental Hotels Group PLC	(4,810)	(660,992)
LGI Homes, Inc.	(25,875)	(1,342,913)
Livewire Group, Inc.	(45,853)	(77,033)
Meritage Homes Corp.	(18,381)	(1,386,295)
MGM Resorts International	(49,131)	(1,810,969)
Moncler SpA	(11,559)	(797,377)
NIKE, Inc. - Class B	(13,536)	(841,668)
Nokian Renkaat Oyj	(26,887)	(338,253)
On Holding AG - Class A	(10,227)	(475,351)
QuantumScape Corp.	(24,708)	(170,979)
Shake Shack, Inc. - Class A	(9,161)	(879,548)
Texas Roadhouse, Inc.	(5,628)	(1,029,192)
		(16,748,385)
Consumer Staples — (2.0)%
Brown-Forman Corp. - Class B	(53,916)	(1,556,016)
Campbell’s Co.	(51,859)	(1,397,600)
Church & Dwight Co., Inc.	(13,433)	(1,408,584)
Costco Wholesale Corp.	(1,056)	(1,067,394)
Coty, Inc. - Class A	(275,942)	(692,614)
Ezaki Glico Co. Ltd.	(25,100)	(975,096)
Hershey Co.	(2,320)	(548,170)
Hormel Foods Corp.	(40,215)	(1,029,504)
Kikkoman Corp.	(45,900)	(441,368)
Kraft Heinz Co.	(58,872)	(1,448,840)
Lotus Bakeries NV	(81)	(1,007,412)
Sprouts Farmers Market, Inc.	(5,968)	(440,856)
		(12,013,454)
Energy — (0.3)%
Dorchester Minerals LP	(10,974)	(285,214)
Occidental Petroleum Corp.	(15,677)	(832,135)
Repsol SA	(14,985)	(339,119)
Technip Energies NV	(9,195)	(398,410)
		(1,854,878)
Financials — (2.1)%
Aozora Bank Ltd.	(155,800)	(2,815,712)
Block, Inc.	(15,706)	(1,000,472)
goeasy Ltd.	(10,749)	(846,177)
Jack Henry & Associates, Inc.	(3,579)	(581,444)
Financials — (2.1)% (continued)
Kinsale Capital Group, Inc.	(3,229)	$(1,258,245)
LIFENET INSURANCE CO	(99,300)	(1,420,860)
Selective Insurance Group, Inc.	(6,955)	(584,498)
SoFi Technologies, Inc.	(65,842)	(1,169,354)
StepStone Group, Inc. - Class A	(23,173)	(999,683)
T Rowe Price Group, Inc.	(9,472)	(896,335)
Toast, Inc. - Class A	(29,253)	(798,899)
Trupanion, Inc.	(8,076)	(214,337)
		(12,586,016)
Health Care — (1.4)%
10X Genomics, Inc. - Class A	(38,620)	(890,191)
Ambu AS - Class B	(21,027)	(266,489)
Anavex Life Sciences Corp.	(110,879)	(491,194)
ARS Pharmaceuticals, Inc.	(56,534)	(524,635)
Carl Zeiss Meditec AG	(9,672)	(308,516)
Claritev Corp.	(9,274)	(124,921)
Hims & Hers Health, Inc.	(9,503)	(137,984)
ImmunityBio, Inc.	(70,583)	(690,302)
Krystal Biotech, Inc.	(1,472)	(405,742)
LENZ Therapeutics, Inc.	(21,561)	(290,858)
Medline, Inc.	(14,702)	(698,492)
Mesoblast Ltd. - ADR	(28,324)	(448,935)
Moderna, Inc.	(15,996)	(856,906)
Neogen Corp.	(84,068)	(944,084)
Omada Health, Inc.	(29,099)	(357,336)
Oxford Nanopore Technologies PLC	(209,272)	(375,080)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(240,814)
TransMedics Group, Inc.	(4,635)	(673,280)
		(8,725,759)
Industrials — (1.8)%
Alliance Laundry Holdings, Inc.	(31,804)	(713,364)
Arcosa, Inc.	(11,566)	(1,243,114)
Ashtead Group PLC	(3,689)	(264,232)
Eos Energy Enterprises, Inc.	(51,046)	(290,707)
Fastenal Co.	(6,867)	(316,157)
GrafTech International Ltd.	(19,903)	(138,326)
Hexcel Corp.	(12,344)	(1,144,165)
Husqvarna AB - Class B	(137,264)	(660,051)
Kadant, Inc.	(718)	(243,524)
Kornit Digital Ltd.	(17,511)	(267,743)
Kuehne + Nagel International AG	(4,227)	(983,527)
Mitsui OSK Lines Ltd.	(25,500)	(946,168)
Proto Labs, Inc.	(59,198)	(3,675,012)
Shoals Technologies Group, Inc. - Class A	(52,463)	(311,105)
		(11,197,195)
Information Technology — (1.1)%
Amdocs Ltd.	(15,132)	(1,056,214)
Cognex Corp.	(72,120)	(3,923,328)
Power Integrations, Inc.	(37,457)	(1,794,939)
		(6,774,481)

The accompanying notes are an integral part of the financial statements.

18

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

Schedule of Securities Sold Short	Shares	Value
Materials — (0.7)%
Antofagasta PLC	(4,739)	$(272,269)
BASF SE	(29,692)	(1,700,763)
International Paper Co.	(45,046)	(1,961,753)
Ryerson Holding Corp.	(12,992)	(339,871)
		(4,274,656)
Real Estate — (1.3)%
Aroundtown SA	(199,268)	(719,231)
Mid-America Apartment Communities, Inc.	(10,308)	(1,379,829)
Nomura Real Estate Master Fund, Inc.	(1,393)	(1,488,757)
Segro PLC	(148,919)	(1,685,823)
Unibail-Rodamco-Westfield	(20,008)	(2,506,755)
		(7,780,395)
Utilities — (0.4)%
Verbund AG - Class A	(30,133)	(2,145,588)
TOTAL COMMON STOCKS (Proceeds $95,996,824)		(89,972,349)

PREFERRED STOCKS — (0.1)%
Consumer Discretionary — (0.1)%
Dr Ing hc F Porsche AG, 0.00%	(20,347)	(991,950)
TOTAL PREFERRED STOCKS (Proceeds $1,681,991)		(991,950)

TOTAL SECURITIES SOLD SHORT — (15.0)% (Proceeds $97,678,815)		$(90,964,299)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of the financial statements.

19

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

Contracts For Difference held by the Fund at February 28, 2026, are as follows:

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (6.00)%	Termination	12/13/2028		$(730,409)	$(13,323)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	12/29/2027		(207,183)	74,656
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2027		(344,033)	(122,632)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,119,900)	(203,528)
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,744,090)	(275,312)
American Airlines Group, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(697,938)	(9,306)
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(844,803)	(89,646)
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/13/2028		(910,983)	(102,659)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,978,052)	(222,907)
Blackstone, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,790,452)	751,452
Caris Life Sciences, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (6.83)%	Termination	08/24/2028		(434,299)	403,974
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,064,886)	(13,881)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/02/2028	AUD	(4,911,362)	(468,031)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (4.75)%	Termination	12/13/2028		(670,297)	(18,445)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(270,927)	363,679
Cracker Barrel Old Country Store, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.10)%	Termination	08/24/2028		(487,332)	245,985
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	Pay	EFFR + (1.19)%	Termination	12/13/2028		(542,236)	(106,105)
CVB Financial Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/08/2026		(1,008,998)	(114,046)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(53,613)	925
Dick’s Sporting Goods, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,433,962)	133,373
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,508,149)	(113,818)
Entegris, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(509,270)	(245,645)
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,247,149)	(402,635)
EQT AB	J.P. Morgan Securities, Inc.	Pay	STIBOR + (0.30)%	Termination	08/27/2028	SEK	(22,439,371)	508,392
First Financial Bankshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,491,321)	20,417
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(854,318)	6,928
Fortis, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,108,065)	(245,755)
Fuji Media Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	MUTAN + (1.25)%	Termination	08/30/2028	JPY	(238,494,600)	(140,105)
Fuji Media Holdings, Inc.	Morgan Stanley	Pay	TONA + (4.63)%	Termination	02/11/2029	JPY	(37,600,500)	8,909
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,689,772)	(82,010)
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,480,654)	(71,860)
Greif, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,248,773)	(170,225)
Hayward Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,785,664)	43,895

The accompanying notes are an integral part of the financial statements.

20

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Hinge Health, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.58)%	Termination	08/24/2028		$(588,378)	$197,464
Hyatt Hotels Corp.	HSBC Bank	Pay	SOFR + (0.15)%	Termination	12/03/2028		(234,014)	1,713
Hyatt Hotels Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,406,504)	(193,742)
Infosys Ltd.	Goldman Sachs	Pay	EFFR + (8.05)%	Termination	10/08/2028		(343,080)	39,987
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (8.34)%	Termination	12/13/2028		(1,401,055)	331,077
KB Home	HSBC Bank	Pay	SOFR + (0.15)%	Termination	12/03/2028		(529,685)	7,662
KB Home	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,163,055)	(40,453)
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,309,643)	(111,350)
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/23/2026		(135,995)	24,936
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(125,474)	(10,490)
Lemonade, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.49)%	Termination	08/24/2028		(340,294)	73,464
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,196,276)	(226,336)
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(443,232)	144,633
Moelis & Co.	HSBC Bank	Pay	SOFR + (0.15)%	Termination	12/03/2028		(189,299)	14,117
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,136,485)	309,687
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/13/2028		(303,995)	(19,384)
National Beverage Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(518,569)	(30,779)
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/02/2026		(2,677,173)	225,925
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(449,937)	(60,503)
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (7.75)%	Termination	12/13/2028		(2,557,387)	2,114
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(727,586)	436
Sagax AB	Goldman Sachs	Pay	STIBOR + (0.40)%	Termination	01/16/2028	SEK	(10,490,293)	152,813
Sagax AB	Morgan Stanley	Pay	STIBOR + (0.55)%	Termination	08/29/2027	SEK	(4,824,087)	253,765
SDI Corp.	Goldman Sachs	Pay	EFFR + (6.25)%	Termination	12/13/2028		(400,468)	(27,421)
Service Corp. International	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,974,332)	(57,182)
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (8.07)%	Termination	08/05/2026		(1,212,772)	(351,088)
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (8.07)%	Termination	08/08/2026		(276,357)	(19,987)
Simpson Manufacturing Co., Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,788,200)	(58,016)
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,406,343)	190,868
Spirax Group PLC	J.P. Morgan Securities, Inc.	Pay	SONIA + (0.30)%	Termination	08/30/2028	GBP	(290,034)	(27,422)
Stora Enso Oyj	J.P. Morgan Securities, Inc.	Pay	EUSTR + (0.30)%	Termination	08/27/2028	EUR	(1,774,738)	(318,989)
Swiss Re AG	J.P. Morgan Securities, Inc.	Pay	SARON + (0.30)%	Termination	08/27/2028	CHF	(773,691)	76,531
Swiss Re AG	UBS AG	Pay	SARON + (0.30)%	Termination	01/10/2029	CHF	(92,582)	(4,638)
Tetra Tech, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(946,749)	(7,523)
Texas Capital Bancshares, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,113,182)	(173,161)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(430,949)	14,014

The accompanying notes are an integral part of the financial statements.

21

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		$(1,259,816)	$30,035
Treasury Wine Estates Ltd.	Goldman Sachs	Pay	RBA + (0.50)%	Termination	01/16/2028	AUD	(133,948)	119,192
Treasury Wine Estates Ltd.	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/02/2028	AUD	(434,292)	90,557
United Natural Foods, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(892,929)	(240,877)
United Parks & Resorts, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(774,182)	291,193
VAT Group AG	Morgan Stanley	Pay	SARON + 0.45%	Termination	12/13/2028	CHF	(2,738,959)	(979,406)
Zurich Insurance Group AG	J.P. Morgan Securities, Inc.	Pay	SARON + (0.30)%	Termination	08/27/2028	CHF	(967,280)	27,058
Zurich Insurance Group AG	UBS AG	Pay	SARON + (0.30)%	Termination	01/10/2029	CHF	(115,539)	5,243
Net Unrealized Appreciation (Depreciation)								(1,003,552)

There are no upfront payments or receipts associated with total return swaps in the Fund as of February 28, 2026.

Notional Amount is in USD unless otherwise indicated.

EFFR - Effective Federal Funds Rate was 0.036400000000 as of February 28, 2026.

EUSTR - Euro Short-Term Rate was 0 as of February 28, 2026.

MUTAN - Bank of Japan Uncollateralized Overnight Call Rate was 0 as of February 28, 2026.

OBFR - Overnight Bank Funding Rate was 0.036300000000 as of February 28, 2026.

RBA - Reserve Bank of Australia Cash Rate was 0.040900000000 as of February 28, 2026.

SARON - Swiss Average Rate Overnight was 0 as of February 28, 2026.

SOFR - Secured Overnight Financing Rate was 0.036800000000 as of February 28, 2026.

SONIA - Sterling Overnight Index Average was 0 as of February 28, 2026.

STIBOR - Stockholm Interbank Offered Rate was 0.022460000000 as of February 28, 2026.

TONA - Tokyo Overnight Average Rate was 0 as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

22

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2026 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$536,045,784	$48,409,473	$—	$584,455,257
Convertible Notes	—	—	929,019	929,019
Money Market Funds	9,027	—	—	9,027
Total Investments	$536,054,811	$48,409,473	$929,019	$585,393,303

Other Financial Instruments:
Total Return Swaps *	$—	$5,187,069	$—	$5,187,069
Total Other Financial Instruments	$—	$5,187,069	$—	$5,187,069

Liabilities:
Investments:
Common Stocks	$(65,171,724)	$(24,800,625)	$—	$(89,972,349)
Preferred Stocks	—	(991,950)	—	(991,950)
Total Investments	$(65,171,724)	$(25,792,575)	$—	$(90,964,299)

Other Financial Instruments:
Total Return Swaps *	$—	$(6,190,621)	$—	$(6,190,621)
Total Other Financial Instruments	$—	$(6,190,621)	$—	$(6,190,621)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

The accompanying notes are an integral part of the financial statements.

23

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Communication Services — 2.7%
Cargurus, Inc. (a)	222,934	$6,844,074
EverQuote, Inc. - Class A (a)	158,930	2,511,094
Magnite, Inc. (a)	587,567	8,002,662
Stagwell, Inc. (a)(b)	703,958	3,393,078
		20,750,908
Consumer Discretionary — 12.5%
Boyd Gaming Corp.	45,868	3,817,594
Carriage Services, Inc.	118,170	5,444,092
Cavco Industries, Inc. (a)(b)	7,319	4,224,966
Churchill Downs, Inc.	43,033	3,956,024
Covista, Inc. (a)	60,909	5,969,082
Frontdoor, Inc. (a)	154,298	10,580,214
Grand Canyon Education, Inc. (a)	51,222	8,147,883
Green Brick Partners, Inc. (a)(b)	44,902	3,307,481
Group 1 Automotive, Inc. (b)	16,939	5,517,710
Installed Building Products, Inc. (b)	8,331	2,730,569
Laureate Education, Inc. (a)	286,950	9,279,963
LCI Industries	22,229	2,960,903
Lear Corp.	34,326	4,505,287
Murphy USA, Inc. (b)	14,033	5,483,254
Taylor Morrison Home Corp. (a)	69,875	4,604,064
Valvoline, Inc. (a)(b)	143,644	5,429,743
Visteon Corp. (b)	44,390	4,246,791
Winnebago Industries, Inc. (b)	70,969	2,830,953
Wyndham Hotels & Resorts, Inc. (b)	53,086	4,342,435
		97,379,008
Consumer Staples — 1.4%
Nature’s Sunshine Products, Inc. (a)	157,316	4,354,507
PriceSmart, Inc. (b)	20,421	3,157,495
Spectrum Brands Holdings, Inc.	47,618	3,732,299
		11,244,301
Energy — 6.4%
Archrock, Inc.	152,156	5,375,671
Bristow Group, Inc. (a)	104,291	4,974,681
Helix Energy Solutions Group, Inc. (a)	357,763	3,287,842
National Energy Services Reunited Corp. (a)	400,702	10,037,585
Oceaneering International, Inc. (a)	105,690	3,751,995
South Bow Corp.	172,024	5,540,893
Tidewater, Inc. (a)(b)	89,330	7,094,589
Viper Energy, Inc. - Class A (b)	80,838	3,762,200
Weatherford International PLC	55,348	5,837,000
		49,662,456
Financials — 28.6% (c)
AMERISAFE, Inc.	50,157	1,631,607
Assured Guaranty Ltd.	81,642	7,038,357
Axis Capital Holdings Ltd.	54,724	5,785,421
Axos Financial, Inc. (a)(b)	56,965	4,945,701
Baldwin Insurance Group, Inc. - Class A (a)	105,846	2,458,803
Bar Harbor Bankshares	141,210	4,555,435
BGC Group, Inc. - Class A	427,987	4,074,436
Byline Bancorp, Inc.	177,998	5,553,538
Citizens Community Bancorp, Inc.	167,375	2,913,999
Columbia Banking System, Inc. (b)	124,862	3,552,324
Financials — 28.6% (c) (continued)
ConnectOne Bancorp, Inc.	144,258	$3,827,165
Credit Acceptance Corp. (a)(b)	7,196	3,405,003
Essent Group Ltd.	59,960	3,647,966
Euronet Worldwide, Inc. (a)	45,249	3,147,068
EVERTEC, Inc.	99,831	2,826,216
EZCORP, Inc. - Class A (a)(b)	107,670	2,856,485
Federal Agricultural Mortgage Corp. - Class C	51,420	8,106,877
First American Financial Corp.	113,560	7,961,692
First Bancorp/Southern Pines NC (b)	84,935	4,823,459
First Mid Bancshares, Inc.	114,873	4,710,942
FirstCash Holdings, Inc.	62,337	12,017,950
Global Indemnity Group LLC - Class A	109,107	3,145,555
Hamilton Insurance Group Ltd. - Class B (a)	122,455	3,868,353
Hancock Whitney Corp. (b)	99,362	6,539,013
Heritage Commerce Corp.	284,512	3,536,484
Heritage Financial Corp.	157,513	4,159,918
Home BancShares, Inc. (b)	184,122	5,055,990
James River Group Holdings, Inc.	602,153	4,215,071
NCR Atleos Corp. (a)	77,907	3,449,722
Nicolet Bankshares, Inc. (b)	54,401	8,310,297
Northeast Bank (b)	73,527	8,152,674
Northrim BanCorp, Inc.	149,900	3,521,151
Old Second Bancorp, Inc.	326,806	6,415,202
Oppenheimer Holdings, Inc. - Class A	76,870	6,633,112
PennyMac Financial Services, Inc. (b)	52,007	4,781,004
PennyMac Mortgage Investment Trust (b)	292,243	3,582,899
Preferred Bank (b)	68,675	6,024,171
Red River Bancshares, Inc.	56,266	4,990,794
Redwood Trust, Inc.	431,243	2,609,020
Silvercrest Asset Management Group, Inc. - Class A	171,440	2,606,745
South Plains Financial, Inc.	75,540	3,094,118
Stewart Information Services Corp.	78,426	5,567,462
StoneX Group, Inc. (a)(b)	83,699	10,671,623
Voya Financial, Inc.	48,139	3,219,536
WEX, Inc. (a)(b)	32,694	4,877,618
White Mountains Insurance Group Ltd.	1,504	3,339,647
		222,207,623
Health Care — 6.8%
Addus HomeCare Corp. (a)	49,625	5,137,676
Aveanna Healthcare Holdings, Inc. (a)	514,433	3,786,227
Catalyst Pharmaceuticals, Inc. (a)	190,842	4,404,633
Cross Country Healthcare, Inc. (a)	349,122	3,037,361
Guardian Pharmacy Services, Inc. - Class A (a)	212,786	7,130,459
Haemonetics Corp. (a)	77,694	4,919,584
Halozyme Therapeutics, Inc. (a)	81,443	5,662,732
Harmony Biosciences Holdings, Inc. (a)	147,528	4,210,449
Lantheus Holdings, Inc. (a)	47,013	3,521,744
Omnicell, Inc. (a)	120,574	4,955,592
Option Care Health, Inc. (a)	185,724	6,028,601
		52,795,058

The accompanying notes are an integral part of the financial statements.

24

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Industrials — 19.3%
ABM Industries, Inc.	93,961	$4,181,265
AZZ, Inc.	28,624	3,892,292
Brink’s Co.	80,838	9,439,453
Civeo Corp. (b)	119,623	3,312,361
Columbus McKinnon Corp.	151,957	2,884,144
Concentrix Corp. (b)	71,665	2,350,612
CRA International, Inc.	27,467	4,742,452
DNOW, Inc. (a)	192,123	2,263,209
DXP Enterprises, Inc. (a)	9,722	1,346,205
EnerSys	34,121	5,669,204
First Advantage Corp. (a)(b)	346,449	3,987,628
FTI Consulting, Inc. (a)	14,854	2,442,295
Gibraltar Industries, Inc. (a)	82,658	3,759,286
Granite Construction, Inc. (b)	64,654	8,693,377
Griffon Corp.	41,396	3,528,595
HNI Corp.	144,127	6,479,950
Huron Consulting Group, Inc. (a)(b)	46,885	6,629,539
IBEX Holdings Ltd. (a)	204,421	5,907,767
Janus International Group, Inc. (a)(b)	424,421	2,953,970
Karat Packaging, Inc.	119,177	2,937,713
KBR, Inc.	94,554	3,993,015
Korn Ferry	49,406	3,096,274
Landstar System, Inc.	23,956	3,903,630
Legalzoom.com, Inc. (a)	763,878	5,370,062
LSI Industries, Inc.	256,544	5,546,481
Matson, Inc.	40,055	6,654,337
Maximus, Inc.	84,153	6,362,808
Mayville Engineering Co., Inc. (a)	165,726	3,480,246
Primoris Services Corp.	54,750	8,251,920
Robert Half, Inc. (b)	89,761	2,191,964
Sensata Technologies Holding PLC	145,327	5,426,510
Sterling Infrastructure, Inc. (a)(b)	6,652	2,847,921
Upwork, Inc. (a)(b)	427,693	5,739,640
		150,266,125
Information Technology — 14.5%
A10 Networks, Inc.	203,922	3,927,538
Adeia, Inc.	353,965	7,323,536
Arrow Electronics, Inc. (a)	33,937	5,163,854
ASGN, Inc. (a)	72,795	3,122,905
Avnet, Inc.	74,756	4,921,935
Axcelis Technologies, Inc. (a)(b)	48,130	3,976,019
Bel Fuse, Inc. - Class B (b)	46,667	10,719,877
Belden, Inc. (b)	42,355	6,069,471
Benchmark Electronics, Inc.	109,008	6,301,752
Cirrus Logic, Inc. (a)	29,955	4,227,250
Daktronics, Inc. (a)	236,709	6,102,358
Dolby Laboratories, Inc. - Class A	52,994	3,527,811
EPAM Systems, Inc. (a)	23,929	3,373,989
Insight Enterprises, Inc. (a)	27,271	2,278,765
InterDigital, Inc. (b)	20,543	7,529,626
Littelfuse, Inc.	7,842	2,763,991
LiveRamp Holdings, Inc. (a)	168,348	4,574,015
OSI Systems, Inc. (a)(b)	15,004	4,279,141
Penguin Solutions, Inc. (a)	292,412	6,076,321
Photronics, Inc. (a)	123,271	4,614,034
Qorvo, Inc. (a)	33,106	2,744,487
Teradata Corp. (a)	108,354	3,412,067
Information Technology — 14.5% (continued)
Vontier Corp.	97,881	$4,005,291
Yext, Inc. (a)	376,938	2,141,008
		113,177,041
Materials — 3.1%
Ashland, Inc.	49,949	3,114,820
Commercial Metals Co.	72,910	5,344,303
Element Solutions, Inc.	160,045	5,615,979
Graphic Packaging Holding Co.	197,058	2,410,019
Myers Industries, Inc.	161,976	3,623,403
OR Royalties, Inc.	85,168	4,036,112
		24,144,636
Real Estate — 1.8%
BRT Apartments Corp.	92,031	1,350,095
Cousins Properties, Inc.	93,702	2,170,138
CTO Realty Growth, Inc.	126,434	2,462,934
Essential Properties Realty Trust, Inc.	111,187	3,773,687
First Industrial Realty Trust, Inc.	65,525	4,137,249
		13,894,103
Utilities — 0.2%
Pure Cycle Corp. (a)	142,370	1,504,851
TOTAL COMMON STOCKS (Cost $612,158,280)		757,026,110

CLOSED-END FUNDS — 0.4%
Golub Capital BDC, Inc. (b)	215,317	2,581,650
TOTAL CLOSED-END FUNDS (Cost $3,326,487)		2,581,650
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (d)	92,801,420	92,801,420
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $92,801,420)		92,801,420

TOTAL INVESTMENTS — 109.6% (Cost $708,286,187)		852,409,180
Liabilities in Excess of Other Assets — (9.6)%		(74,442,700)
TOTAL NET ASSETS — 100.0%		$777,966,480

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

25

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $88,690,803.
(c)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

26

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2026 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$757,026,110	$—	$—	$757,026,110
Closed-End Funds	2,581,650	—	—	2,581,650
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	92,801,420
Total Investments	$759,607,760	$—	$—	$852,409,180

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $92,801,420 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

27

WPG PARTNERS SELECT SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.4%
Communication Services — 2.0%
IAC, Inc. (a)	109,363	$4,190,790

Consumer Discretionary — 9.6%
Academy Sports & Outdoors, Inc.	34,606	2,080,859
Driven Brands Holdings, Inc. (a)	182,608	2,008,688
Holley, Inc. (a)	799,604	3,262,384
National Vision Holdings, Inc. (a)	232,943	6,282,473
Tri Pointe Homes, Inc. (a)	137,450	6,363,935
		19,998,339
Energy — 8.9%
BKV Corp. (a)	278,130	8,713,813
Liberty Energy, Inc.	123,540	3,470,238
National Energy Services Reunited Corp. (a)	100,917	2,527,971
Scorpio Tankers, Inc.	48,060	3,800,585
		18,512,607
Financials — 10.2%
American Integrity Insurance Group, Inc. (a)	188,018	3,828,046
BGC Group, Inc. - Class A	518,952	4,940,423
First BanCorp	209,158	4,419,509
Northpointe Bancshares, Inc.	164,518	2,971,195
Peapack-Gladstone Financial Corp.	43,130	1,444,424
Perella Weinberg Partners	197,401	3,653,892
		21,257,489
Health Care — 16.4%
AMN Healthcare Services, Inc. (a)	176,379	3,435,863
CareDx, Inc. (a)	230,122	4,317,089
Cross Country Healthcare, Inc. (a)	254,647	2,215,429
Cytek Biosciences, Inc. (a)	692,936	3,104,353
ICON PLC (a)	32,172	3,479,080
Innoviva, Inc. (a)	238,962	5,486,568
Mesa Laboratories, Inc.	27,244	2,630,953
Option Care Health, Inc. (a)	65,045	2,111,361
PTC Therapeutics, Inc. (a)	76,116	5,190,350
Teleflex, Inc.	17,905	2,185,484
		34,156,530
Industrials — 17.1%
BrightView Holdings, Inc. (a)	213,975	2,950,715
Custom Truck One Source, Inc. (a)	256,880	1,839,261
Marten Transport Ltd.	216,303	2,939,558
Maximus, Inc.	31,921	2,413,547
MYR Group, Inc. (a)	9,525	2,571,369
Proficient Auto Logistics, Inc. (a)	309,874	2,345,746
Regal Rexnord Corp.	19,023	4,203,703
RXO, Inc. (a)	199,555	3,184,898
Star Bulk Carriers Corp.	185,087	4,865,937
TrueBlue, Inc. (a)	303,666	1,284,507
Tutor Perini Corp.	54,835	4,132,914
V2X, Inc. (a)	38,904	2,713,554
		35,445,709
Information Technology — 17.4%
8x8, Inc. (a)	927,046	$1,983,878
Littelfuse, Inc.	13,438	4,736,358
NCR Voyix Corp. (a)	360,342	2,753,013
Onto Innovation, Inc. (a)	16,800	3,626,952
Pegasystems, Inc.	69,977	3,060,094
Silicon Motion Technology Corp. - ADR	31,909	4,123,600
Teradata Corp. (a)	273,411	8,609,712
Ultra Clean Holdings, Inc. (a)	120,322	7,301,139
		36,194,746
Materials — 7.2%
Century Aluminum Co. (a)	39,055	2,013,676
Huntsman Corp.	332,350	4,204,227
Ingevity Corp. (a)	45,753	3,295,589
Kronos Worldwide, Inc.	415,763	2,415,583
thyssenkrupp AG	251,440	3,102,586
		15,031,661
Real Estate — 3.6%
Broadstone Net Lease, Inc.	272,693	5,287,517
National Storage Affiliates Trust	61,245	2,144,800
		7,432,317
TOTAL COMMON STOCKS (Cost $157,842,359)		192,220,188

TOTAL INVESTMENTS — 92.4% (Cost $157,842,359)		192,220,188
Other Assets in Excess of Liabilities — 7.6%		15,771,118
TOTAL NET ASSETS — 100.0%		$207,991,306

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

28

WPG PARTNERS SELECT SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2026 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$189,117,602	$3,102,586	$—	$192,220,188
Total Investments	$189,117,602	$3,102,586	$—	$192,220,188

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

29

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.0%
Communication Services — 1.8%
Cargurus, Inc. (a)	6,104	$187,393
IAC, Inc. (a)	11,397	436,733
		624,126
Consumer Discretionary — 5.0%
Academy Sports & Outdoors, Inc. (b)	5,714	343,583
ADT, Inc.	49,378	396,011
Advance Auto Parts, Inc. (b)	4,145	220,390
Century Communities, Inc.	4,538	305,090
Dave & Buster’s Entertainment, Inc. (a)	4,223	62,162
Driven Brands Holdings, Inc. (a)(b)	30,778	338,558
Fox Factory Holding Corp. (a)	7,158	120,541
		1,786,335
Consumer Staples — 1.1%
Post Holdings, Inc. (a)(b)	2,535	269,470
Vital Farms, Inc. (a)	6,408	135,145
		404,615
Energy — 8.8%
Antero Resources Corp. (a)	4,424	162,848
Atlas Energy Solutions, Inc. (b)	19,883	191,473
BKV Corp. (a)(b)	25,539	800,137
DHT Holdings, Inc.	22,363	435,855
Expro Group Holdings NV (a)	12,122	216,499
Liberty Energy, Inc.	14,014	393,653
Northern Oil & Gas, Inc. (b)	3,443	94,992
Scorpio Tankers, Inc.	7,776	614,926
SM Energy Co.	8,819	203,984
		3,114,367
Financials — 15.9%
BGC Group, Inc. - Class A	72,453	689,753
CNO Financial Group, Inc.	12,427	519,573
Enterprise Financial Services Corp.	12,447	710,724
First BanCorp (b)	20,438	431,855
FirstCash Holdings, Inc.	606	116,831
Hanover Insurance Group, Inc.	1,659	299,665
National Bank Holdings Corp. - Class A (b)	12,251	489,917
Popular, Inc.	1,250	169,200
Primerica, Inc.	1,349	342,187
Prosperity Bancshares, Inc.	7,267	511,379
Slide Insurance Holdings, Inc. (a)	18,306	347,814
Webster Financial Corp. (b)	5,049	364,184
WesBanco, Inc.	18,535	646,315
		5,639,397
Health Care — 10.0%
Aveanna Healthcare Holdings, Inc. (a)	45,715	336,462
Bio-Rad Laboratories, Inc. - Class A (a)	856	238,345
Haemonetics Corp. (a)	2,989	189,264
Halozyme Therapeutics, Inc. (a)	3,642	253,228
ICON PLC (a)(b)	2,530	273,594
Integer Holdings Corp. (a)	1,031	89,367
Option Care Health, Inc. (a)(b)	22,270	722,884
Phreesia, Inc. (a)(b)	22,614	278,831
PTC Therapeutics, Inc. (a)	8,833	602,322
Teleflex, Inc.	4,590	560,256
		3,544,553
Industrials — 17.6%
ABM Industries, Inc.	10,563	$470,053
Arcosa, Inc.	2,346	252,148
BrightView Holdings, Inc. (a)	41,448	571,568
GXO Logistics, Inc. (a)	8,331	523,437
Hillman Solutions Corp. (a)	39,368	322,818
Hub Group, Inc. - Class A	8,615	371,048
Knight-Swift Transportation Holdings, Inc.	7,042	443,083
ManpowerGroup, Inc.	8,965	250,751
Maximus, Inc.	6,296	476,040
MYR Group, Inc. (a)	1,655	446,784
Regal Rexnord Corp.	2,468	545,379
RXO, Inc. (a)	23,344	372,570
Star Bulk Carriers Corp.	20,076	527,798
Timken Co.	3,105	336,520
UFP Industries, Inc.	3,327	342,381
		6,252,378
Information Technology — 14.9%
ASGN, Inc. (a)	6,933	297,426
Crane NXT Co. (b)	10,326	498,643
Diodes, Inc. (a)	3,393	231,504
Littelfuse, Inc.	1,453	512,124
NCR Voyix Corp. (a)	37,979	290,160
Onto Innovation, Inc. (a)	2,053	443,222
Pegasystems, Inc.	6,091	266,359
Ralliant Corp.	6,423	294,751
Semtech Corp. (a)	3,526	318,116
Silicon Motion Technology Corp. - ADR (b)	4,392	567,578
Teradata Corp. (a)	28,362	893,119
Ultra Clean Holdings, Inc. (a)	10,936	663,597
		5,276,599
Materials — 11.9%
Alcoa Corp.	3,487	216,473
Ashland, Inc.	8,961	558,808
Capstone Copper Corp. (a)	38,751	400,848
Celanese Corp., Series A	5,045	251,947
Commercial Metals Co.	4,638	339,966
Constellium SE (a)	8,648	215,249
Huntsman Corp. (b)	34,483	436,210
Ingevity Corp. (a)	3,902	281,061
Louisiana-Pacific Corp.	4,194	355,400
Sonoco Products Co. (b)	4,654	262,811
thyssenkrupp AG	31,610	390,044
Warrior Met Coal, Inc.	5,914	492,281
		4,201,098
Real Estate — 5.9%
Brixmor Property Group, Inc. (b)	18,292	553,699
Broadstone Net Lease, Inc.	23,961	464,604
Getty Realty Corp. (b)	16,617	545,370
National Storage Affiliates Trust (b)	8,751	306,460
Newmark Group, Inc. - Class A	15,695	227,891
		2,098,024

The accompanying notes are an integral part of the financial statements.

30

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Utilities — 5.1%
Black Hills Corp.	6,403	$471,645
IDACORP, Inc.	2,473	356,038
Portland General Electric Co. (b)	8,341	450,080
Spire, Inc.	5,711	523,185
		1,800,948
TOTAL COMMON STOCKS (Cost $28,446,823)		34,742,440
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	5,831,045	5,831,045
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,831,045)		5,831,045

TOTAL INVESTMENTS — 114.5% (Cost $34,277,868)		40,573,485
Liabilities in Excess of Other Assets — (14.5)%		(5,126,884)
TOTAL NET ASSETS — 100.0%		$35,446,601

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $5,662,021.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

31

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF FEBRUARY 28, 2026 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2026 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$34,352,396	$390,044	$—	$34,742,440
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,831,045
Total Investments	$34,352,396	$390,044	$—	$40,573,485

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,831,045 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

32

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

	Boston Partners All-Cap Value Fund	Boston Partners Global Equity Fund
ASSETS:
Investments, at value	$1,289,651,752	$314,642,720
Cash and cash equivalents	41,165,054	5,176,145
Dividends receivable	1,124,742	327,663
Dividend tax reclaims receivable	359,957	534,549
Receivable for fund shares sold	306,364	645,538
Interest receivable	114,190	8,980
Security lending income receivable	8,427	1,203
Deposits with brokers for contracts for difference	—	—
Deposits with brokers for securities sold short	—	—
Receivable for investments sold	—	657,704
Foreign currency, at value	—	—
Unrealized appreciation on swap contracts	—	—
Prepaid expenses and other assets	92,332	31,605
Total assets	1,332,822,818	322,026,107
LIABILITIES:
Securities sold short, at value	—	—
Payable upon return of securities loaned	38,632,507	7,744,556
Payable for capital shares redeemed	883,287	—
Payable to Adviser	769,968	222,798
Payable for distribution and shareholder servicing fees	75,600	12,562
Unrealized depreciation on swap contracts	—	—
Dividends payable	—	—
Interest payable	—	106
Payable for investments purchased	—	360,666
Payable for expenses and other liabilities	330,093	72,031
Total liabilities	40,691,455	8,412,719
NET ASSETS	$1,292,131,363	$313,613,388
NET ASSETS CONSISTS OF:
Capital stock ($0.001 and 0.001 per share)	$38,643	$10,515
Additional paid-in capital	597,800,524	209,102,189
Total distributable earnings	694,292,196	104,500,684
Total net assets	$1,292,131,363	$313,613,388
Institutional Class
Net assets	$1,092,771,610	$313,613,388
Capital shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, 0.001 and 0.001 par value)	32,633,369	10,514,950
Net asset value per share	33.49	29.83
Investor Class
Net assets	$199,359,753	$—
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	6,009,587	—
Net asset value per share	33.17	—
COST:
Investments, at cost	$693,710,259	$221,532,381
Foreign currency, at cost	—	—
PROCEEDS:
Securities sold short proceeds	—	—
LOANED SECURITIES:
at value (included in investments)	38,083,673	7,528,832

The accompanying notes are an integral part of the financial statements.

33

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
ASSETS:
Investments, at value	$117,859,431	$585,393,303	$852,409,180
Cash and cash equivalents	2,675,931	12,657,350	18,678,530
Dividends receivable	69,234	500,652	403,794
Dividend tax reclaims receivable	29,509	772,472	3,805
Receivable for fund shares sold	1,252,782	331,388	871,785
Interest receivable	8,659	134,258	36,648
Security lending income receivable	1,616	—	9,914
Deposits with brokers for contracts for difference	—	900,000	—
Deposits with brokers for securities sold short	20,657,984	64,503,124	—
Receivable for investments sold	39,792	3,622,734	1,870,421
Foreign currency, at value	1,762,518	34,830,628	—
Unrealized appreciation on swap contracts(1)	—	5,187,069	—
Prepaid expenses and other assets	47,582	148,465	30,104
Total assets	144,405,038	708,981,443	874,314,181
LIABILITIES
Securities sold short, at value	20,326,549	90,964,299	—
Payable upon return of securities loaned	11,377,342	—	92,801,420
Payable for capital shares redeemed	1,004,717	469,618	380,027
Payable to Adviser	138,913	512,641	560,011
Payable for distribution and shareholder servicing fees	4,632	4,576	60,184
Unrealized depreciation on swap contracts(1)	—	6,190,621	—
Dividends payable	9,507	113,904	—
Interest payable	43	—	4,004
Payable for investments purchased	786,007	5,361,698	2,392,077
Payable for expenses and other liabilities	45,093	136,780	149,978
Total liabilities	33,692,803	103,754,137	96,347,701
NET ASSETS	$110,712,235	$605,227,306	$777,966,480
NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, and 0.001 per share)	$7,830	$41,210	$28,539
Additional paid-in capital	73,253,600	380,925,958	604,512,344
Total distributable earnings	37,450,805	224,286,523	173,425,597
Total net assets	$110,712,235	$605,253,691	$777,966,480
Institutional Class
Net assets	$86,861,498	$596,593,133	$724,380,959
Capital shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001 and 0.001 par value)	5,678,615	40,588,679	26,426,577
Net asset value per share	$15.30	14.70	27.41
Investor Class
Net assets	$23,850,737	$8,634,173	$53,585,521
Capital shares issued and outstanding (100,000,000, 100,000,000, and 100,000,000 shares authorized, 0.001, 0.001, and 0.001 par value)	2,151,318	620,943	2,111,956
Net asset value per share	11.09	13.90	25.37
COST:
Investments, at cost	$85,834,039	$397,057,894	$708,286,187
Foreign currency, at cost	1,703,998	34,461,909	—
PROCEEDS:
Securities sold short proceeds	25,199,817	97,678,815	—
LOANED SECURITIES:
at value (included in investments)	11,243,626	—	88,690,803

(1)	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

34

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
ASSETS:
Investments, at value	$192,220,188	$40,573,485
Cash and cash equivalents	14,680,094	1,011,743
Receivable for investments sold	5,675,681	89,899
Dividends receivable	72,989	30,844
Interest receivable	22,071	2,681
Receivable for fund shares sold	20,827	—
Dividend tax reclaims receivable	8,079	1,094
Security lending income receivable	—	708
Deposits with brokers for contracts for difference	—	—
Deposits with brokers for securities sold short	—	—
Unrealized appreciation on swap contracts.	—	—
Dividend tax reclaims receivable	—	—
Prepaid expenses and other assets	24,752	12,313
Total assets	212,724,681	41,722,767
LIABILITIES:
Securities sold short, at value	—	—
Payable for investments purchased	4,458,910	282,728
Payable to Adviser	147,841	21,552
Payable for capital shares redeemed	32,420	100,000
Payable for distribution and shareholder servicing fees	3,505	403
Interest payable	100	228
Payable upon return of securities loaned	—	5,831,045
Payable to custodian foreign currency, at value	—	1,760
Payable for expenses and other liabilities	90,599	38,450
Total liabilities	4,733,375	6,276,166
NET ASSETS	$207,991,306	$35,446,601
NET ASSETS CONSISTS OF:
Capital stock ($0.001 and 0.001 per share)	$16,149	$1,706
Additional paid-in capital	169,816,120	27,123,474
Total distributable earnings	38,159,037	8,321,421
Total net assets	$207,991,306	$35,446,601
Institutional
Net assets	$207,991,306	$35,446,601
Capital shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, 0.001 and 0.001 par value)	16,148,529	1,705,750
Net asset value per share	12.88	20.78
COST:
Investments, at cost	$157,842,359	$34,277,868
PROCEEDS:
Foreign currency proceeds	—	1,767
LOANED SECURITIES:
at value (included in investments)	—	5,662,021

The accompanying notes are an integral part of the financial statements.

35

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Operations

FEBRUARY 28, 2026 (UNAUDITED)

	Boston Partners All-Cap Value Fund	Boston Partners Global Equity Fund
INVESTMENT INCOME:
Dividend income	$8,899,762	$2,007,759
Less: issuance fees	(18,099)	(1,629)
Less: dividend withholding taxes	(21,916)	(76,316)
Interest income	589,351	107,382
Securities lending income	97,399	7,347
Other income	—	—
Total investment income	9,546,497	2,044,543
EXPENSES:
Investment advisory fee	4,501,607	1,288,088
Transfer agent fees	436,814	113,805
Distribution expenses - Investor Class	251,324	—
Legal fees	175,069	39,709
Fund administration and accounting fees	134,957	43,568
Trustees’ fees	119,128	25,717
Compliance fees	110,787	30,639
Custodian fees	23,983	29,855
Federal and state registration fees	21,943	17,952
Reports to shareholders	17,969	1,206
Audit fees	7,893	14,959
Interest expense	4,150	1,055
Dividends expenses	—	—
Other expenses and fees	40,326	10,403
Total expenses	5,845,950	1,616,956
Expense reimbursement by Adviser	(445,783)	(256,254)
Net expenses	5,400,167	1,360,702
NET INVESTMENT INCOME/(LOSS)	4,146,330	683,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	83,562,903	18,538,753
In-kind redemptions	20,793,975	—
Securities sold short	—	—
Swap contracts	—	—
Foreign currency translation	—	(9,783)
Net realized gain (loss)	104,356,878	18,528,970
Net change in unrealized appreciation (depreciation) on:
Investments	1,915,892	23,047,956
Securities sold short	—	—
Swap contracts	—	—
Foreign currency translation	1,543	(1,939)
Net change in unrealized appreciation (depreciation)	1,917,435	23,046,017
Net realized and unrealized gain (loss)	106,274,313	41,574,987
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$110,420,643	$42,258,828

The accompanying notes are an integral part of the financial statements.

36

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
INVESTMENT INCOME:
Dividend income	$732,448	$3,952,298	$4,941,053
Less: issuance fees	(4,980)	(2,009)	(79)
Less: dividend withholding taxes	(26,786)	(37,227)	(30,945)
Interest income	58,868	141,738	404,433
Securities lending income	23,122	—	65,066
Other income	—	(9,143)	—
Prime broker interest income	256,847	1,127,413	—
Total investment income	1,039,519	5,173,070	5,379,528
EXPENSES:
Investment advisory fee	1,078,375	3,491,966	2,912,966
Investment advisory fee - recouped	—	—	11,888
Transfer agent fees	30,246	144,221	212,363
Distribution expenses - Investor Class	25,308	10,820	65,612
Legal fees	11,294	77,096	67,659
Fund administration and accounting fees	21,358	92,141	66,304
Trustees’ fees	7,471	50,002	42,935
Compliance fees	8,377	44,513	52,847
Custodian fees	10,608	25,279	13,848
Federal and state registration fees	19,939	20,893	31,569
Reports to shareholders	1,141	5,382	7,051
Audit fees	10,632	13,532	7,894
Interest expense	—	—	—
Dividends expenses	23,189	527,151	—
Other expenses and fees	5,234	19,247	18,360
Prime broker interest expense	110,064	93,639	—
Total expenses	1,363,236	4,615,882	3,511,296
Expense reimbursement by Adviser	(265,290)	—	(52,935)
Net expenses	1,097,946	4,615,882	3,458,361
NET INVESTMENT INCOME/(LOSS)	(58,427)	557,188	1,921,167

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,860,993	37,816,732	31,746,637
In-kind redemptions	—	—	5,429,819
Securities sold short	(1,998,159)	769,269	—
Swap contracts(1)	—	(758,882)	—
Foreign currency translation	(312,779)	451,788	—
Net realized gain (loss)	1,550,055	38,278,907	37,176,456
Net change in unrealized appreciation (depreciation) on:
Investments	7,432,996	20,205,208	(5,642,226)
Securities sold short	2,647,749	(2,587,469)	—
Swap contracts(1)	—	(1,678,337)	—
Foreign currency translation	278,687	(518,701)	—
Net change in unrealized appreciation (depreciation)	10,359,432	15,420,701	(5,642,226)
Net realized and unrealized gain (loss)	11,909,487	53,699,608	31,534,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,851,060	$54,256,796	$33,455,397

(1)	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

37

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
INVESTMENT INCOME:
Dividend income	$3,273,890	$469,162
Less: issuance fees	(2,000)	(258)
Less: dividend withholding taxes	(16,962)	(2,898)
Interest income	128,557	16,340
Securities lending income	—	6,672
Total investment income	3,383,485	489,018
EXPENSES:
Investment advisory fee	847,408	131,157
Investment advisory fee - recouped	26,695	—
Transfer agent fees	37,554	6,749
Fund administration and accounting fees	29,057	13,824
Legal fees	23,647	2,464
Federal and state registration fees	23,425	13,723
Compliance fees	11,781	2,129
Custodian fees	11,282	10,339
Audit fees	7,894	7,893
Trustees’ fees	6,313	2,020
Reports to shareholders	5,115	—
Interest expense	2,414	—
Other expenses and fees	4,844	2,196
Total expenses	1,037,429	192,494
Expense reimbursement by Adviser	—	(12,154)
Net expenses	1,037,429	180,340
NET INVESTMENT INCOME	2,346,056	308,678

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	15,162,981	2,068,965
Foreign currency translation	(6,038)	(819)
Net realized gain (loss)	15,156,943	2,068,146
Net change in unrealized appreciation (depreciation) on:
Investments	16,949,836	1,802,049
Foreign currency translation	380	35
Net change in unrealized appreciation (depreciation)	16,950,216	1,802,084
Net realized and unrealized gain (loss)	32,107,159	3,870,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,453,215	$4,178,908

The accompanying notes are an integral part of the financial statements.

38

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Changes in Net Assets

	Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$4,146,330	$11,483,688
Net realized gain/(loss) from investments and foreign currencies	104,356,878	143,550,107
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	1,917,435	(43,935,729)
Net increase/(decrease) in net assets resulting from operations	110,420,643	111,098,066

Dividends and distributions to shareholders:
Institutional Class	(93,370,317)	(115,942,510)
Investor Class	(17,472,519)	(19,479,841)
Net decrease in net assets from dividends and distributions to shareholders	(110,842,836)	(135,422,351)

Capital transactions:
Institutional Class
Proceeds from shares sold	99,141,252	103,855,302
Reinvestment of distributions	76,151,653	92,688,487
Shares redeemed	(166,246,165)	(363,671,223)
Investor Class
Proceeds from shares sold	4,999,562	10,161,894
Reinvestment of distributions	16,520,815	18,446,970
Shares redeemed	(24,128,491)	(44,006,445)
Net increase/(decrease) in net assets from capital transactions	6,438,626	(182,525,015)
Total increase/(decrease) in net assets	6,016,433	(206,849,300)

Net assets:
Beginning of period	1,286,114,930	1,492,964,230
End of period	$1,292,131,363	$1,286,114,930

Share transactions:
Institutional Class
Shares sold	2,947,898	3,266,267
Shares reinvested	2,326,662	2,983,215
Shares redeemed	(4,910,500)	(11,446,582)
Net increase/(decrease)	364,060	(5,197,100)
Investor Class
Shares sold	149,743	317,807
Shares reinvested	509,273	597,569
Shares redeemed	(724,184)	(1,375,919)
Net increase/(decrease)	298,892	(460,543)

The accompanying notes are an integral part of the financial statements.

39

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Global Equity Fund
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$683,841	$4,886,958
Net realized gain/(loss) from investments and foreign currencies	18,528,970	20,894,526
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	23,046,017	16,055,765
Net increase/(decrease) in net assets resulting from operations	42,258,828	41,837,249

Dividends and distributions to shareholders:
Institutional Class	(27,370,105)	(11,307,608)
Investor Class	—	—
Net decrease in net assets from dividends and distributions to shareholders	(27,370,105)	(11,307,608)

Capital transactions:
Institutional Class
Proceeds from shares sold	19,352,198	22,287,855
Reinvestment of distributions	25,576,548	10,762,707
Shares redeemed	(23,375,707)	(31,056,072)
Investor Class
Proceeds from shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase/(decrease) in net assets from capital transactions	21,553,039	1,994,490
Total increase/(decrease) in net assets	36,441,762	32,524,131

Net assets:
Beginning of period	277,171,626	244,647,495
End of period	$313,613,388	$277,171,626

Share transactions:
Institutional Class
Shares sold	674,259	898,831
Shares reinvested	931,411	458,768
Shares redeemed	(834,984)	(1,229,367)
Net increase/(decrease)	770,686	128,232

The accompanying notes are an integral part of the financial statements.

40

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Long/Short Equity Fund		Boston Partners Long/Short Research Fund
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(58,427)	$189,925	$557,188	$3,578,945
Net realized gain/(loss) from investments and foreign currencies	1,550,055	10,009,849	38,278,907	57,618,772
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	10,359,432	1,534,410	15,420,701	(18,628,706)
Net increase/(decrease) in net assets resulting from operations	11,851,060	11,734,184	54,256,796	42,569,011

Dividends and distributions to shareholders:
Institutional Class	(5,691,316)	(8,827,226)	(53,473,902)	(59,554,854)
Investor Class	(1,968,589)	(3,581,735)	(894,697)	(849,904)
Net decrease in net assets from dividends and distributions to shareholders	(7,659,905)	(12,408,961)	(54,368,599)	(60,404,758)

Capital transactions:
Institutional Class
Proceeds from shares sold	47,113,995	20,751,764	80,106,497	144,517,472
Reinvestment of distributions	5,595,183	8,511,483	29,751,662	31,639,246
Shares redeemed	(32,091,930)	(14,344,409)	(43,174,757)	(212,550,287)
Investor Class
Proceeds from shares sold	6,908,624	5,499,897	906,834	2,245,684
Reinvestment of distributions	1,943,791	3,529,613	894,697	849,904
Shares redeemed	(4,178,286)	(4,937,584)	(1,961,184)	(1,976,343)
Net increase/(decrease) in net assets from capital transactions	25,291,377	19,010,764	66,523,749	(35,274,324)
Total increase/(decrease) in net assets	29,482,532	18,335,987	66,411,946	(53,110,071)

Net assets:
Beginning of period	81,229,703	62,893,716	538,841,745	591,951,816
End of period	$110,712,235	$81,229,703	$605,253,691	$538,841,745

Share transactions:
Institutional Class
Shares sold	3,166,071	1,585,879	5,536,013	10,159,559
Shares reinvested	389,095	671,782	2,113,044	2,291,039
Shares redeemed	(2,192,395)	(1,103,856)	(2,937,140)	(15,290,264)
Net increase/(decrease)	1,362,771	1,153,805	4,711,917	(2,839,666)
Investor Class
Shares sold	641,443	539,982	65,792	165,585
Shares reinvested	186,365	372,715	67,119	64,533
Shares redeemed	(382,351)	(495,654)	(142,356)	(146,975)
Net increase/(decrease)	1,808,228	417,043	4,702,472	83,143

The accompanying notes are an integral part of the financial statements.

41

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Small Cap Value Fund II
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$1,921,167	$3,586,403
Net realized gain/(loss) from investments and foreign currencies	37,176,456	60,342,362
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(5,642,226)	(2,144,927)
Net increase/(decrease) in net assets resulting from operations	33,455,397	61,783,838

Dividends and distributions to shareholders:
Institutional Class	(44,970,154)	(66,484,637)
Investor Class	(3,922,327)	(7,573,971)
Net decrease in net assets from dividends and distributions to shareholders	(48,892,481)	(74,058,608)

Capital transactions:
Institutional Class
Proceeds from shares sold	208,482,454	139,949,131
Reinvestment of distributions	44,066,619	64,990,134
Shares redeemed	(100,322,533)	(151,668,934)
Investor Class
Proceeds from shares sold	1,076,618	2,012,228
Reinvestment of distributions	3,791,538	7,332,895
Shares redeemed	(4,331,488)	(9,874,530)
Net increase/(decrease) in net assets from capital transactions	152,763,208	52,740,924
Total increase/(decrease) in net assets	137,326,124	40,466,154

Net assets:
Beginning of period	640,640,356	600,174,202
End of period	$777,966,480	$640,640,356

Share transactions:
Institutional Class
Shares sold	7,631,049	5,249,893
Shares reinvested	1,662,891	2,407,042
Shares redeemed	(3,667,231)	(5,634,391)
Net increase/(decrease)	5,626,709	2,022,544
Investor Class
Shares sold	42,477	80,685
Shares reinvested	154,504	291,219
Shares redeemed	(171,259)	(398,157)
Net increase/(decrease)	5,652,431	(26,253)

The accompanying notes are an integral part of the financial statements.

42

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	WPG Partners Select Small Cap Value Fund
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$2,346,056	$445,029
Net realized gain/(loss) from investments and foreign currencies	15,156,943	(2,803,505)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	16,950,216	(211,582)
Net increase/(decrease) in net assets resulting from operations	34,453,215	(2,570,058)

Dividends and distributions to shareholders:
Institutional Class	(8,708,068)	(5,331,430)
Net decrease in net assets from dividends and distributions to shareholders	(8,708,068)	(5,331,430)

Capital transactions:
Institutional Class
Proceeds from shares sold	18,721,642	125,679,607
Reinvestment of distributions	6,866,238	4,074,306
Shares redeemed	(32,753,398)	(56,070,384)
Net increase/(decrease) in net assets from capital transactions	(7,165,518)	73,683,529
Total increase/(decrease) in net assets	18,579,629	65,782,041

Net assets:
Beginning of period	189,411,677	123,629,636
End of period	$207,991,306	$189,411,677

Share transactions:
Institutional Class
Shares sold	1,576,791	11,698,764
Shares reinvested	593,453	346,749
Shares redeemed	(2,840,102)	(5,455,668)
Net increase/(decrease)	(669,858)	6,589,845

The accompanying notes are an integral part of the financial statements.

43

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	WPG Partners Small Cap Value Diversified Fund
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$308,678	$256,398
Net realized gain/(loss) from investments and foreign currencies	2,068,146	2,860,594
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	1,802,084	(2,785,994)
Net increase/(decrease) in net assets resulting from operations	4,178,908	330,998

Dividends and distributions to shareholders:
Institutional Class	(3,003,927)	(1,976,316)
Net decrease in net assets from dividends and distributions to shareholders	(3,003,927)	(1,976,316)

Capital transactions:
Institutional Class
Proceeds from shares sold	252,717	2,138,827
Reinvestment of distributions	2,865,186	1,907,591
Shares redeemed	(1,258,803)	(3,066,734)
Net increase/(decrease) in net assets from capital transactions	1,859,100	979,684
Total increase/(decrease) in net assets	3,034,081	(665,633)

Net assets:
Beginning of period	32,412,520	33,078,153
End of period	$35,446,601	$32,412,520

Share transactions:
Institutional Class
Shares sold	12,664	108,046
Shares reinvested	149,775	95,332
Shares redeemed	(63,100)	(162,749)
Net increase/(decrease)	99,339	40,629

The accompanying notes are an integral part of the financial statements.

44

BOSTON PARTNERS ALL-CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$33.58	$33.97	$31.76	$30.78	$33.77	$24.53
Net Investment Income/(Loss)*	0.11	0.28	0.30	0.41	0.33	0.26
Net Realized and Unrealized Gain/(Loss) on Investments	2.80	2.49	5.29	3.16	(1.51)	9.43
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.91	2.77	5.59	3.57	(1.18)	9.69
Dividends to Shareholders from Net Investment Income	(0.30)	(0.30)	(0.52)	(0.31)	(0.33)	(0.21)
Distributions to Shareholders from Net Realized Gains	(2.70)	(2.86)	(2.86)	(2.28)	(1.48)	(0.24)
Total Dividend and Distributions to Shareholders	(3.00)	(3.16)	(3.38)	(2.59)	(1.81)	(0.45)
Net Asset Value, End of Period	$33.49	$33.58	$33.97	$31.76	$30.78	$33.77
Total Investment Return[1]	8.88%	8.90%	19.04%	12.00%	(3.76)%	39.91%
Net Assets, End of Period (000)	$1,092,772	$1,083,763	$1,272,666	$1,164,397	$1,200,629	$1,653,698
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	0.80%[3]	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	0.87%[3]	0.85%	0.85%	0.84%	0.86%	0.83%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.68%[3]	0.87%	0.96%	1.35%	1.00%	0.86%
Portfolio Turnover Rate	10%[4]	37%	24%	33%	29%	33%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

45

BOSTON PARTNERS ALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$33.31	$33.71	$31.53	$30.58	$33.56	$24.39
Net Investment Income/(Loss)*	0.07	0.20	0.22	0.33	0.25	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	2.76	2.48	5.26	3.13	(1.51)	9.38
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.83	2.68	5.48	3.46	(1.26)	9.56
Dividends to Shareholders from Net Investment Income	(0.27)	(0.22)	(0.44)	(0.23)	(0.24)	(0.15)
Distributions to Shareholders from Net Realized Gains	(2.70)	(2.86)	(2.86)	(2.28)	(1.48)	(0.24)
Total Dividend and Distributions to Shareholders	(2.97)	(3.08)	(3.30)	(2.51)	(1.72)	(0.39)
Net Asset Value, End of Period	$33.17	$33.31	$33.71	$31.53	$30.58	$33.56
Total Investment Return[1]	8.71%	8.65%	18.77%	11.68%	(4.00)%	39.57%
Net Assets, End of Period (000)	$199,360	$202,352	$220,298	$228,631	$230,437	$279,306
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	1.05%[3]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	1.12%[3]	1.10%	1.10%	1.09%	1.11%	1.08%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.43%[3]	0.62%	0.71%	1.10%	0.75%	0.61%
Portfolio Turnover Rate	10%[4]	37%	24%	33%	29%	33%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

46

BOSTON PARTNERS GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$28.44	$25.44	$21.23	$18.69	$20.74	$15.15
Net Investment Income/(Loss)*	0.07	0.50	0.45	0.45	0.39	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	4.12	3.70	4.19	2.39	(2.08)	5.69
Net Increase/(Decrease) in Net Assets Resulting from Operations	4.19	4.20	4.64	2.84	(1.69)	5.94
Dividends to Shareholders from Net Investment Income	(0.54)	(0.47)	(0.43)	(0.30)	(0.36)	(0.35)
Distributions to Shareholders from Net Realized Gains	(2.26)	(0.73)	—	—	—	—
Total Dividend and Distributions to Shareholders	(2.80)	(1.20)	(0.43)	(0.30)	(0.36)	(0.35)
Net Asset Value, End of Period	$29.83	$28.44	$25.44	$21.23	$18.69	$20.74
Total Investment Return[1]	15.58%	17.49%	22.17%	15.28%	(8.27)%	39.66%
Net Assets, End of Period (000)	$313,613	$277,172	$244,647	$212,164	$171,407	$183,433
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	0.95%[3]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	1.13%[3]	1.11%	1.11%	1.11%	1.13%	1.04%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.48%[3]	1.98%	1.98%	2.20%	1.94%	1.38%
Portfolio Turnover Rate	30%[4]	55%	48%	51%	59%	88%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

47

BOSTON PARTNERS LONG/SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$14.53		$15.04	$14.99	$14.73	$14.21	$15.15
Net Investment Income/(Loss)*	(0.00	)(b)	0.05	0.06	0.07	(0.13)	(0.12)
Net Realized and Unrealized Gain/(Loss) on Investments	1.92		2.15	2.96	1.96	1.29	3.69
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.92		2.20	3.02	2.03	1.16	3.57
Dividends to Shareholders from Net Investment Income	(0.01)		(0.08)	(0.27)	—	—	—
Distributions to Shareholders from Net Realized Gains	(1.14)		(2.63)	(2.70)	(1.77)	(0.64)	(4.51)
Total Dividend and Distributions to Shareholders	(1.15)		(2.71)	(2.97)	(1.77)	(0.64)	(4.51)
Redemption fee per share	0.00	(b)	—	—	—	—	—
Net Asset Value, End of Period	$15.30		$14.53	$15.04	$14.99	$14.73	$14.21
Total Investment Return[1]	13.75%		17.30%	23.51%	14.69%	8.35%	29.08%
Net Assets, End of Period (000)	$86,861		$62,729	$47,563	$56,303	$54,733	$49,551
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	2.01%[3]		2.37%	2.04%	2.02%	2.55%	2.60%
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any (Excluding Dividend and Interest Expense and borrowing expense on securities sold short)	1.96%[3]		1.96%	1.96%	1.96%	1.96%	1.97%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	2.57%[3]		2.98%	2.72%	2.67%	3.18%	3.14%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	(0.07)%[3]		0.34%	0.43%	0.50%	(0.87)%	(0.91)%
Portfolio Turnover Rate	46%[4]		54%	35%	44%	40%	31%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

48

BOSTON PARTNERS LONG/SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$10.85	$11.90	$12.45	$12.54	$12.22	$13.64
Net Investment Income/(Loss)*	(0.02)	0.01	0.02	0.03	(0.14)	(0.14)
Net Realized and Unrealized Gain/(Loss) on Investments	1.41	1.63	2.38	1.65	1.10	3.23
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.39	1.64	2.40	1.68	0.96	3.09
Dividends to Shareholders from Net Investment Income	(0.01)	(0.06)	(0.25)	—	—	—
Distributions to Shareholders from Net Realized Gains	(1.14)	(2.63)	(2.70)	(1.77)	(0.64)	(4.51)
Total Dividend and Distributions to Shareholders	(1.15)	(2.69)	(2.95)	(1.77)	(0.64)	(4.51)
Redemption fee per share	0.00 (c)	—	—	—	—	—
Net Asset Value, End of Period	$11.09	$10.85	$11.90	$12.45	$12.54	$12.22
Total Investment Return[1]	13.52%	17.00%	23.26%	14.44%	8.07%	28.71%
Net Assets, End of Period (000)	$23,851	$18,501	$15,331	$11,748	$11,720	$11,571
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	2.27%[3]	2.62%	2.29%	2.27%	2.80%	2.85%
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any (Excluding Dividend and Interest Expense and borrowing expense on securities sold short)	2.21%[3]	2.21%	2.21%	2.21%	2.21%	2.22%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	2.82%[3]	3.23%	2.97%	2.92%	3.43%	3.39%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	(0.33)%[3]	0.09%	0.18%	0.25%	(1.12)%	(1.16)%
Portfolio Turnover Rate	46%[4]	54%	35%	44%	40%	31%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

49

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$14.77	$15.09	$14.15	$15.98	$16.82	$13.31
Net Investment Income/(Loss)*	0.01	0.09	0.12	0.16	(0.02)	(0.10)
Net Realized and Unrealized Gain/(Loss) on Investments	1.42	1.13	2.32	0.95	1.18	3.61
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.43	1.22	2.44	1.11	1.16	3.51
Dividends to Shareholders from Net Investment Income	(0.15)	(0.12)	(0.34)	(0.22)	—	—
Distributions to Shareholders from Net Realized Gains	(1.35)	(1.42)	(1.16)	(2.72)	(2.00)	—
Total Dividend and Distributions to Shareholders	(1.50)	(1.54)	(1.50)	(2.94)	(2.00)	—
Redemption fee per share	0.00 (c)	—	—	—	—	—
Net Asset Value, End of Period	$14.70	$14.77	$15.09	$14.15	$15.98	$16.82
Total Investment Return[1]	10.10%	8.85%	18.79%	7.16%	7.17%	26.37%
Net Assets, End of Period (000)	$596,593	$529,974	$584,044	$688,944	$801,913	$808,565
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	1.62%[3]	1.92%	1.90%	1.88%	1.95%	2.15%
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any (Excluding Dividend and Interest Expense and borrowing expense on securities sold short)	1.43%[3]	1.41%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	1.62%[3]	1.92%	1.90%	1.88%	1.95%	2.15%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.20%[3]	0.64%	0.88%	1.12%	(0.10)%	(0.66)%
Portfolio Turnover Rate	28%[4]	65%	53%	54%	85%	61%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

50

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$14.08		$14.45	$13.62	$15.48	$16.39	$13.01
Net Investment Income/(Loss)*	(0.00	)(b)	0.05	0.09	0.12	(0.05)	(0.13)
Net Realized and Unrealized Gain/(Loss) on Investments	1.33		1.09	2.21	0.92	1.14	3.51
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.33		1.14	2.30	1.04	1.09	3.38
Dividends to Shareholders from Net Investment Income	(0.15)		(0.10)	(0.31)	(0.18)	—	—
Distributions to Shareholders from Net Realized Gains	(1.35)		(1.42)	(1.16)	(2.72)	(2.00)	—
Total Dividend and Distributions to Shareholders	(1.50)		(1.52)	(1.47)	(2.90)	(2.00)	—
Redemption fee per share	0.00	(b)	—	—	—	—	—
Net Asset Value, End of Period	$13.91		$14.07	$14.45	$13.62	$15.48	$16.39
Total Investment Return[1]	9.88%		8.58%	18.43%	6.92%	6.91%	25.98%
Net Assets, End of Period (000)	$8,634		$8,868	$7,907	$7,483	$11,989	$10,220
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	1.87%[3]		2.17%	2.15%	2.13%	2.20%	2.40%
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any (Excluding Dividend and Interest Expense and borrowing expense on securities sold short)	1.68%[3]		1.66%	1.65%	1.65%	1.65%	1.65%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	1.87%[3]		2.17%	2.15%	2.13%	2.20%	2.40%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	(0.04)%[3]		0.39%	0.63%	0.87%	(0.35)%	(0.91)%
Portfolio Turnover Rate	28%[4]		65%	53%	54%	85%	61%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

51

BOSTON PARTNERS SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$28.17	$28.91	$27.43	$27.51	$32.34	$21.06
Net Investment Income/(Loss)*	0.08	0.18	0.22	0.24	0.18	0.15
Net Realized and Unrealized Gain/(Loss) on Investments	1.12	2.83	4.57	1.60	(2.86)	11.27
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.20	3.01	4.79	1.84	(2.68)	11.42
Dividends to Shareholders from Net Investment Income	(0.17)	(0.23)	(0.25)	(0.26)	(0.12)	(0.14)
Distributions to Shareholders from Net Realized Gains	(1.79)	(3.52)	(3.06)	(1.66)	(2.03)	—
Redemption fee per share	0.00 (c)	—	—	—	—	—
Total Dividend and Distributions to Shareholders	(1.96)	(3.75)	(3.31)	(1.92)	(2.15)	(0.14)
Net Asset Value, End of Period	$27.41	$28.17	$28.91	$27.43	$27.51	$32.34
Total Investment Return[1]	4.52%	10.97%	19.09%	7.17%	(8.88)%	54.40%
Net Assets, End of Period (000)	$724,381	$585,921	$542,807	$533,633	$688,375	$776,442
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	0.99%[3]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	1.00%[3]	1.02%	1.03%	1.04%	1.02%	1.01%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.58%[3]	0.65%	0.84%	0.91%	0.61%	0.52%
Portfolio Turnover Rate	44%[4]	70%	55%	65%	24%	33%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

52

BOSTON PARTNERS SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$26.23	$27.16	$25.95	$26.12	$30.81	$20.07
Net Investment Income/(Loss)*	0.04	0.10	0.15	0.17	0.10	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	1.04	2.65	4.30	1.51	(2.72)	10.75
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.08	2.75	4.45	1.68	(2.62)	10.82
Dividends to Shareholders from Net Investment Income	(0.15)	(0.16)	(0.18)	(0.19)	(0.04)	(0.08)
Distributions to Shareholders from Net Realized Gains	(1.79)	(3.52)	(3.06)	(1.66)	(2.03)	—
Total Dividend and Distributions to Shareholders	(1.94)	(3.68)	(3.24)	(1.85)	(2.07)	(0.08)
Redemption fee per share	0.00 (c)	—	—	—	—	—
Net Asset Value, End of Period	$25.37	$26.23	$27.16	$25.95	$26.12	$30.81
Total Investment Return[1]	4.38%	10.69%	18.80%	6.90%	(9.11)%	54.01%
Net Assets, End of Period (000)	$53,586	$54,719	$57,367	$61,041	$82,898	$104,282
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	1.24%[3]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	1.25%[3]	1.27%	1.28%	1.29%	1.27%	1.26%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.35%[3]	0.40%	0.59%	0.66%	0.36%	0.27%
Portfolio Turnover Rate	44%[4]	70%	55%	65%	24%	33%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

53

WPG PARTNERS SELECT SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 29, 2021** through August 31, 2022
Net Asset Value, Beginning of Period	$11.26	$12.09	$11.82	$9.40	$10.00
Net Investment Income/(Loss)*	0.15	0.03	—	0.07	(0.01)
Net Realized and Unrealized Gain/(Loss) on Investments	2.05	(0.48)	1.82	2.37	(0.59)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.20	(0.45)	1.82	2.44	(0.60)
Dividends to Shareholders from Net Investment Income	(0.19)	(0.01)	(0.06)	—	—
Distributions to Shareholders from Net Realized Gains	(0.39)	(0.37)	(1.49)	(0.02)	—
Total Dividend and Distributions to Shareholders	(0.58)	(0.38)	(1.55)	(0.02)	—
Net Asset Value, End of Period	$12.88	$11.26	$12.09	$11.82	$9.40
Total Investment Return[1]	20.15%	(3.86)%	18.12%	25.94%	(6.00)%
Net Assets, End of Period (000)	$207,991	$189,412	$123,630	$107,329	$17,845
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	1.07%[3]	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	1.10%[3]	1.13%	1.13%	1.16%	2.93%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	2.49%[3]	0.28%	0.02%	0.65%	(0.22)%
Portfolio Turnover Rate	89%[4]	155%	160%	118%	70%

*	Calculated based on average shares outstanding.
**	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

54

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Six Months Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$20.18	$21.13	$18.81	$19.92	$19.33	$11.96
Net Investment Income/(Loss)*	0.19	0.16	0.16	0.20	0.09	0.07
Net Realized and Unrealized Gain/(Loss) on Investments**	2.32	0.12	3.56	1.80	0.80	7.39
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.51	0.28	3.72	2.00	0.89	7.46
Dividends to Shareholders from Net Investment Income	(0.16)	(0.16)	(0.21)	(0.09)	(0.07)	(0.09)
Distributions to Shareholders from Net Realized Gains	(1.75)	(1.07)	(1.19)	(3.02)	(0.23)	—
Total Dividend and Distributions to Shareholders	(1.91)	(1.23)	(1.40)	(3.11)	(0.30)	(0.09)
Redemption fee per share	0.00 (c)	—	—	—	—	—
Net Asset Value, End of Period	$20.78	$20.18	$21.13	$18.81	$19.92	$19.33
Total Investment Return[1]	13.26%	1.39%	20.99%	11.35%	4.59%	62.66%
Net Assets, End of Period (000)	$35,447	$32,413	$33,078	$29,263	$32,264	$27,602
Ratio of Expenses to Average Net Assets With Waivers and Reimbursements if any[2]	1.10%[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements if any	1.17%[3]	1.21%	1.27%	1.32%	1.26%	1.28%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	1.88%[3]	0.81%	0.84%	1.06%	0.44%	0.40%
Portfolio Turnover Rate	51%[4]	92%	74%	90%	92%	114%

*	Calculated based on average shares outstanding.
**

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

55

BOSTON PARTNERS INVESTMENT FUNDS

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), WPG Partners Select Small Cap Value Fund (“WPG Select Small Cap Value Fund”) and WPG Partners Small Cap Value Diversified Fund (“WPG Small Cap Value Diversified Fund”) (each, a “Fund” and collectively, the “Funds”). As of the end of the reporting period, the Funds (other than the BP Global Equity Fund, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund) each offer two classes of shares, Institutional Class and Investor Class. The BP Global Equity Fund, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund are single class funds, offering only the Institutional Class of shares.

The investment objective of BP All-Cap Value Fund and BP Small Cap Value Fund II is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Global Equity Fund is to seek long-term capital growth. The investment objective of the WPG Select Small Cap Value Fund is to seek long-term capital appreciation. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small Cap Value Diversified Fund is to seek capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds’ value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

56

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no significant level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Offering costs are amortized for a new fund and accrued over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

57

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Each of the BP Long/Short Equity Fund and BP Long/Short Research Fund as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. Each of the BP All-Cap Value Fund, BP Small Cap Value Fund II, WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, and BP Global Equity Fund, as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities within Cash and cash equivalents.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INTERNATIONAL CONFLICT RISK — The ongoing Russia-Ukraine war and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict in the Middle East and South America and related events could cause significant impacts on

58

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on a Fund’s performance and the value of a Fund’s investments, even beyond any direct exposure that the Funds may have to issuers located in these countries.

SHORT SALES — When the Adviser believes that a security is overvalued, the BP Long/Short Equity Fund and BP Long/Short Research Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Long/Short Equity Fund and BP Long/Short Research Fund had net income/(charges) of $146,783 and $1,033,774 respectively, on borrowed securities. Such amounts are included in prime broker interest income and prime broker interest expense on the Statements of Operations.

As of the end of the reporting period, the BP Long/Short Equity Fund and BP Long/Short Research Fund were invested in securities sold short. Information regarding values of securities and deposits pledged as collateral is included in the Schedules of Investments and Statements of Assets and Liabilities, respectively.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Long/Short Equity Fund and BP Long/Short Research Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the overnight rate plus an agreed upon spread.

The BP Long/Short Equity Fund and BP Long/Short Research fund borrowed a maximum of $6,230,343 and $11,013,336, respectively. At the end of the reporting period, BP Long/Short Equity Fund and BP Long/Short Research Fund had no loans outstanding. The BP Long/Short Equity Fund and BP Long/Short Research Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP LONG/SHORT EQUITY FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
35	AUD 42,968	4.28%
87	EUR 10,468	2.37%
36	HKD 228,010	2.56%
149	USD 1,992,750	4.38%

59

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

BP LONG/SHORT RESEARCH FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
73	AUD 50,055	4.16%
98	CAD 112,747	2.66%
105	CHF 8,103	0.40%
51	DKK 100,427	2.15%
117	EUR 197,380	2.37%
123	GBP 71,038	4.19%
56	HKD 1,781,475	3.79%
94	JPY 18,243,544	0.98%
81	SEK 358,530	2.19%
89	USD 1,421,959	4.57%

The BP Long/Short Equity Fund and BP Long/Short Research Fund incurred interest expense during the current fiscal period on such borrowings in the amount of $36,387 and $22,031, respectively.

CONTRACTS FOR DIFFERENCE — The BP Long/Short Equity Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of a CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of a CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFDs.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. As of the end of the reporting period, BP Long/Short Equity Fund and BP Long/Short Research Fund had cash deposits for CFDs, which were pledged as collateral. Information regarding values and deposits pledged as collateral is included in the Schedules of Investments and Statements of Assets and Liabilities, respectively. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund held CFDs. Information regarding fair value of CFDs held at period-end is included in the Statements of Assets and Liabilities. Information regarding realized gain/(loss) and change in unrealized appreciation/(depreciation) during the reporting period is included in the Statements of Operations.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Long/Short Equity Fund	$—	$25,637
BP Long/Short Research Fund	—	79,835,211

60

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of CFD’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Long/Short Research Fund
Goldman Sachs	$585,384	$(585,384)	$—	$—	$(745,565)	$585,384	$160,181	$—
HSBC Bank	23,492	—	—	23,492	—	—	—	—
J.P. Morgan Securities, Inc.	2,827,437	(1,642,303)	—	1,185,134	(1,642,303)	1,642,303	—	—
Morgan Stanley	1,745,513	(1,745,513)	—	—	(3,798,115)	1,745,513	—	(2,052,602)
UBS AG	5,243	(4,638)	—	605	(4,638)	4,638	—	—
Total	$5,187,069	$(3,977,838)	$—	$1,209,231	$(6,190,621)	$3,977,838	$160,181	$(2,052,602)

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Actual collateral pledged may be more than the amount shown.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

OPTIONS — Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Funds may purchase and sell(write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Funds may also purchase and sell (write) over-the-counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the options contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse,

61

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, the Funds did not hold purchased or written options. Information regarding realized gain/(loss) and change in unrealized appreciation/(depreciation) of options during the reporting period is included in the Statements of Operations.

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$22,760	$—
BP Long/Short Research Fund	—	—

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds is in effect until December 31, 2027 and may not be terminated without the approval of the Board.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP All-Cap Value Fund	0.70%	0.80%	1.05%
BP Global Equity Fund	0.90	0.95	N/A
BP Long/Short Equity Fund	2.25	1.96	2.21
BP Long/Short Research Fund	1.25	1.50	1.75
BP Small Cap Value Fund II	0.85	0.99	1.24
WPG Select Small Cap Value Fund	0.90	1.10	N/A
WPG Small Cap Value Diversified Fund*	0.80	1.10	N/A

*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

62

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

During the current fiscal period, investment advisory fees recouped were as follows:

FUND	RECOUPMENTS
BP Small Cap Value Fund II	$11,888
WPG Select Small Cap Value Fund	26,695

As of the end of the reporting period, the Funds had amounts available for recoupment as of August 31 as follows:

FUND	2026	2027	2028	2029	TOTAL
BP All-Cap Value Fund	$581,154	$650,637	$657,804	$445,783	$2,335,378
BP Global Equity Fund	312,531	357,823	394,414	$256,254	$1,321,022
BP Long/Short Equity Fund	440,825	414,321	416,555	$265,290	$1,536,991
BP Small Cap Value Fund II	301,845	231,790	196,442	$52,935	$783,012
WPG Select Small Cap Value Fund	26,270	39,014	47,132	$—	$112,416
WPG Small Cap Value Diversified Fund	64,117	51,465	36,289	$12,154	$164,024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

63

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$120,940,891	$243,137,195
BP Global Equity Fund	84,387,981	86,378,342
BP Long/Short Equity Fund	60,511,260	42,536,937
BP Long/Short Research Fund	152,918,401	157,083,123
BP Small Cap Value Fund II	398,209,298	293,998,201
WPG Select Small Cap Value Fund	162,758,493	180,766,342
WPG Small Cap Value Diversified Fund	16,484,944	17,353,695

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund and WPG Small Cap Value Diversified Fund, which have 750,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6. RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

7. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments, including derivatives and foreign currency, held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$764,873,615	$596,705,636	$(6,018,038)	$590,687,598
BP Global Equity Fund	206,166,343	74,761,924	(7,242,179)	67,519,745
BP Long/Short Equity Fund	41,919,980	32,116,188	(6,412,161)	25,704,027
BP Long/Short Research Fund	281,454,998	194,135,861	(18,783,749)	175,352,112
BP Small Cap Value Fund II	552,188,816	168,533,425	(22,311,561)	146,221,864
WPG Select Small Cap Value Fund	166,375,832	27,091,669	(15,352,609)	11,739,060
WPG Small Cap Value Diversified Fund	33,081,498	5,909,555	(1,767,014)	4,142,541

64

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025 were reclassified among the following accounts. They are primarily attributable to deemed distributions due to shareholder redemptions and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP All-Cap Value Fund	$(15,304,321)	$15,304,321
BP Global Equity Fund	(735,708)	735,708
BP Long/Short Equity Fund	(893,953)	893,953
BP Long/Short Research Fund	(13,169,470)	13,169,470
BP Small Cap Value Fund II	(4,756,490)	4,756,490
WPG Select Small Cap Value Fund	(941,667)	941,667
WPG Small Cap Value Diversified Fund	(218,333)	218,333

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$7,898,743	$96,128,048	$—	$—	$—	$590,687,598
BP Global Equity Fund	8,432,265	13,659,951	—	—	—	67,519,745
BP Long/Short Equity Fund	2,304,806	5,355,099	—	—	(104,282)	25,704,027
BP Long/Short Research Fund	5,382,747	44,223,778	—	—	(560,311)	175,352,112
BP Small Cap Value Fund II	3,536,944	39,103,873	—	—	—	146,221,864
WPG Select Small Cap Value Fund	445,518	229,312	—	—	—	11,739,060
WPG Small Cap Value Diversified Fund	365,764	2,638,136	—	—	—	4,142,531

The temporary differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

	2025
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP All-Cap Value Fund	$14,315,274	$121,107,077	$135,422,351
BP Global Equity Fund	4,444,770	6,862,838	11,307,608
BP Long/Short Equity Fund	5,977,261	6,431,700	12,408,961
BP Long/Short Research Fund	4,599,811	55,804,947	60,404,758
BP Small Cap Value Fund II	7,882,656	66,175,952	74,058,608
WPG Select Small Cap Value Fund	3,800,237	1,531,193	5,331,430
WPG Small Cap Value Diversified Fund	898,973	1,077,343	1,976,316

65

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

8. SECURITIES LENDING

The Funds may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP All-Cap Value Fund	$38,083,673	$38,632,507	$97,399
BP Global Equity Fund	7,528,832	7,744,556	7,347
BP Long/Short Equity Fund	11,243,626	11,377,342	23,122
BP Small Cap Value Fund II	88,690,803	92,801,420	65,065
WPG Small Cap Value Diversified Fund	5,662,021	5,831,045	6,673

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to

66

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT
BP All-Cap Value Fund	$38,083,673	—	$38,083,673	$(38,083,673)	—	—
BP Global Equity Fund	7,528,832	—	7,528,832	(7,528,832)	—	—
BP Long/Short Equity Fund	11,243,626	—	11,243,626	(11,243,626)	—	—
BP Small Cap Value Fund II	88,690,803	—	88,690,803	(88,690,803)	—	—
WPG Small Cap Value Diversified Fund	5,662,021	—	5,662,021	(5,662,021)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

9. LINE OF CREDIT

The Company, on behalf of the Funds, has established a line of credit (“LoC”) with the Custodian to be used for temporary or emergency purposes, primarily for financing redemption payments. Any loan issued to a Fund utilizing the LoC (each, a “Borrowing Fund” and together, the “Borrowing Funds”) is secured by securities held in the Borrowing Fund’s portfolio. This is a 181-day LoC. Borrowing under the LoC is limited to the lesser of (i) $100,000,000, (ii) 20.0% of the gross market value of a Borrowing Fund, or (iii) 33 1/3% of the net market value of the unencumbered assets of a Borrowing Fund. The amount eligible to be borrowed must also be less than 300% of the market value of the assets pledged as collateral. The interest rate paid by the Borrowing Funds on outstanding borrowings is equal to the prime lending rate of the Custodian, which was 6.75% at February 28, 2026. Interest expense is included in Other expenses on the Statements of Operations.

During the current fiscal period, the Funds’ line of credit facility activity was as follows:

FUND	TOTAL AMOUNT OF DAYS BORROWED	AVERAGE BORROWINGS	MAXIMUM AMOUNT OUTSTANDING	INTEREST EXPENSE	AVERAGE INTEREST RATE
BP All-Cap Value Fund	2	$10,710,500	$19,206,000	$4,150	6.83%
BP Global Equity Fund	5	1,463,600	5,066,000	1,372	6.79%
BP Long/Short Equity Fund	7	2,665,143	11,827,000	3,668	6.92%
BP Long/Short Research Fund	35	2,807,886	25,979,000	19,226	7.15%
WPG Partners Select Small Cap Value Fund	2	5,948,500	7,213,000	2,313	7.00%

10. SUBSEQUENT EVENTS

The investment objectives of the Funds changed as of March 1, 2026. The investment objective of the BP All-Cap Value Fund, the BP Global Equity Fund, the BP Small Cap Value Fund II, the WPG Select Small Cap Value Fund, and the WPG Small Cap Value Diversified Fund is to seek long-term growth of capital and outperformance of its benchmark net of fees. The investment objective of the BP Long/Short Equity Fund and the BP Long/Short Research Fund is to seek long-term growth of capital with reduced exposure to general equity market risk.

Effective as of March 1, 2026, the Adviser has contractually agreed to lower its investment advisory fee for the BP Long/Short Equity Fund to 1.60% of the Fund’s average daily net assets. The Adviser has also agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.70% or 1.95% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares, respectively.

67

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION

FEBRUARY 28, 2026 (UNAUDITED)

Boston Partners Long/Short Equity Fund

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the proposed amendment of the investment advisory agreement (the “Investment Advisory Agreement”) between Boston Partners and the Company on behalf of the Boston Partners Long/Short Equity Fund (for this section only, the “Fund”) to effect a reduction in the advisory fee payable by the Fund at a meeting of the Board held on February 18-19, 2026 (the “Meeting”). In addition to materials presented at the Meeting, the Board considered certain information and materials regarding the performance of the Fund, comparative expense information regarding the Fund, and the Investment Advisory Agreement that had previously been presented to the Board at a meeting held on May 13-14, 2025. At the Meeting, the Board, including all of the Independent Directors, approved the proposed amendment to the Investment Advisory Agreement for a term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by Boston Partners with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the proposed amendment to the Investment Advisory Agreement between the Company and Boston Partners with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, including at the meeting held on May 13-14, 2025, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Boston Partners, and discussed the proposed amendment to the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Boston Partners were present. Among other things, the Directors considered (i) the nature, extent, and quality of Boston Partners’ services provided to the Fund; (ii) descriptions of the experience and qualifications of Boston Partners personnel providing those services; (iii) Boston Partners’ investment philosophies and processes; (iv) Boston Partners’ assets under management and client descriptions; (v) Boston Partners’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Boston Partners’ current advisory fee arrangements with the Company and other similarly managed clients, including the proposed reduction in both the Fund’s advisory fee payable under the amended Investment Advisory Agreement and the proposed reduction in the maximum limit to the total operating expenses the Fund would bear; (vii) Boston Partners’ compliance procedures; (viii) Boston Partners’ financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark for the year ended December 31, 2024; and (xi) updated performance information as of December 31, 2025 comparing the performance of the Fund to the performance of its Benchmark.

As part of their review, the Directors considered the nature, extent, and quality of the services provided by Boston Partners. The Directors concluded that Boston Partners had substantial resources to provide services to the Fund and that Boston Partners’ services had been acceptable.

The Directors also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2024. The Directors considered the Fund’s investment performance in light of its investment objectives and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Peer Group was acceptable.

In reaching this conclusion, the Directors noted that the Fund outperformed its primary benchmark, the S&P 500 Index, for the one-year, three-year, five-year and since-inception periods ended December 31, 2025, and underperformed its benchmark for the ten-year period ended December 31, 2025. The Directors noted that the Fund outperformed the median of its Peer Group for the one-year, three-year, five-year, and ten-year periods ended December 31, 2024, equaled the median of its Peer Group for the since-inception period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month period ended December 31, 2024. The Directors also noted that the Fund had received a 4-star Overall Morningstar Rating as of December 31, 2025 among 81 funds in Morningstar’s Long-Short Equity category.

The Board also considered the proposed lower advisory fee rate payable by the Fund under the amended Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that Boston Partners had agreed to further reduce the maximum limit to the total operating expenses that the Fund would bear, and that Boston Partners had contractually agreed to waive management fees and reimburse expenses to achieve this agreed-upon total annual operating expense level through at least December 31, 2027.

68

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

The Directors noted that, before the implementation of the proposed reduction in the advisory fee payable under the Investment Advisory Agreement, the Fund’s net advisory fee was above the median of its Peer Group as of December 31, 2024. The Directors further noted that, while the Fund’s net advisory fee would still be higher than the Peer Group average after the implementation of the proposed reduction to the advisory fee in the amended Investment Advisory Agreement, such reduced advisory fee would be more in line with the average net advisory fee of other industry peers that Boston Partners deemed to be direct competitors to the Fund.

After reviewing the information regarding the Fund’s costs, profitability and economies of scale, and after considering Boston Partners’ services, the Directors concluded that the proposed investment advisory fees to be paid by the Fund were fair and reasonable and that the amended Investment Advisory Agreement should be approved for the period ending August 16, 2026.

69

## About Boston Partners

Boston Partners is a value equity manager with a distinctive approach to investing — one that combines attractive valuation characteristics with strong business fundamentals and positive business momentum in every portfolio. The consistent application of this approach over nearly 30 years by an experienced and long-tenured team has created a proven record of performance across economic cycles, market capitalizations, and geographies.

**INVESTMENT ADVISER**
Boston Partners Global Investors, Inc.
1 Beacon Street, 30th Floor
Boston, MA 02108

**LEGAL COUNSEL**
Faegre Drinker Biddle & Reath LLP One
Logan Square, Ste. 2000 Philadelphia,
PA 19103-6996

BostonPartners One Beacon Street | Boston, MA 02108 | tel: 617-832-8200 | bostonpartners.com

Printed In the U.S.A

Campbell Systematic Macro Fund

of

THE RBB FUND, INC.

Class A (TICKER: EBSAX)

Class C (TICKER: EBSCX)

Class I (TICKER: EBSIX)

Financial Statements

February 28, 2026
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Systematic Macro Fund

Consolidated Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS — 73.1%
3.93%, 03/05/2026 (a)	$250,000,000	$249,924,893
3.74%, 04/09/2026 (a)	260,000,000	259,007,198
3.72%, 05/14/2026 (a)	200,000,000	198,546,084
3.60%, 06/04/2026 (a)	225,000,000	222,903,605
3.50%, 07/09/2026 (a)	220,000,000	217,197,475
3.57%, 08/06/2026 (a)	300,000,000	295,407,750
TOTAL U.S. TREASURY BILLS (Cost $1,442,909,071)		1,442,987,005

	Shares
MONEY MARKET FUNDS — 2.4%
BlackRock Liquidity Funds T-Fund - Institutional Class, 3.56% (b)	47,389,892	47,389,892
TOTAL MONEY MARKET FUNDS (Cost $47,389,892)		47,389,892

TOTAL INVESTMENTS — 75.5% (Cost $1,490,298,963)		1,490,376,897
Other Assets in Excess of Liabilities — 24.5%		482,509,396
TOTAL NET ASSETS — 100.0%		$1,972,886,293

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of February 28, 2026.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
1

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (CONTINUED)

February 28, 2026 (Unaudited)

Futures contracts outstanding as of February 28, 2026 were as follows:

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
3 Month Euribor	3,779	03/15/2027	$1,094,102,013	$517,635
Arabica Coffee	269	05/18/2026	28,320,656	(80,350)
ASX SPI 200 Index	44	03/19/2026	7,178,389	25,247
Brent Crude Oil	736	04/30/2026	53,205,440	1,137,114
CAC40 10 Euro Index	773	03/20/2026	78,491,043	726,491
Canadian 10 Year Government Bonds	3,400	06/19/2026	306,188,190	1,912,428
Canadian Canola Oil	1,219	05/14/2026	12,291,431	137,448
Copper	19	05/27/2026	2,878,262	81,166
Corn No. 2 Yellow	2,599	05/14/2026	58,282,575	100,988
Dow Jones Industrial Average Index	37	03/20/2026	9,065,000	(77,213)
Euro STOXX 50 Quanto Index	543	03/20/2026	39,478,194	(27,315)
EURO-BOBL	4,924	06/08/2026	687,129,302	1,330,267
Euro-BTP	1,084	06/08/2026	156,174,593	248,471
Euro-Bund	5,045	06/08/2026	770,183,502	1,207,871
EURO-BUXL 30Y	31	06/08/2026	4,150,867	23,523
Euro-OAT	947	06/08/2026	138,126,313	266,633
EURO-SCHATZ	7,950	06/08/2026	1,005,034,207	42,941
Feeder Cattle	470	04/30/2026	82,532,000	(3,111,819)
FTSE 100 Index	939	03/20/2026	138,009,703	3,591,358
FTSE China A50 Index	449	03/30/2026	6,574,258	(60,938)
FTSE/JSE Top 40 Index	930	03/19/2026	70,152,910	3,376,043
FTSE/MIB Index	253	03/20/2026	70,657,106	2,858,578
Hang Seng China Enterprises Index	33	03/30/2026	1,872,632	(45,105)
IBEX 35 Index	359	03/20/2026	78,099,288	1,967,407
ICE 3 Month SONIA Rate	7,234	06/15/2027	2,358,997,817	2,880,874
Lean Hogs	409	04/15/2026	15,660,610	68,297
Live Cattle	1,459	04/30/2026	135,526,510	(4,895,076)
London Metals - Aluminum(a)	2,631	03/16/2026	206,490,746	10,458,125
London Metals - Aluminum(a)	878	06/15/2026	69,030,336	1,313,940
London Metals - Copper(a)	1,208	03/16/2026	401,685,972	55,014,443
London Metals - Copper(a)	109	06/15/2026	36,430,961	1,057,402
London Metals - Lead(a)	1,653	03/16/2026	79,669,228	(3,729,436)
London Metals - Nickel(a)	1,047	03/16/2026	111,083,281	11,371,093
London Metals - Nickel(a)	48	06/15/2026	5,154,477	(41)
London Metals - Zinc(a)	3,866	03/16/2026	319,878,639	9,469,747
London Metals - Zinc(a)	203	06/15/2026	16,857,881	(322,138)
Long Gilt	6,038	06/26/2026	762,287,023	8,907,840
Low Sulphur Gas Oil	788	04/10/2026	58,548,400	4,218,595
MSCI Singapore Index	1,126	03/30/2026	41,086,671	(316,342)
Nasdaq 100 Index	168	03/20/2026	84,015,960	(14,913)
Natural Gas	597	03/27/2026	17,068,230	(608,535)
Natural Gas	380	04/29/2026	10,526,293	220,522
NY Harbor ULSD	74	03/31/2026	8,068,368	229,128
OMXS30 Index	1,960	03/20/2026	70,045,749	1,750,811
Physcial Electricity Index	203	04/29/2026	12,723,006	379,299
Reformulated Gasoline Blendstock	730	03/31/2026	70,073,430	2,734,021
Robusta Coffee	866	05/22/2026	31,383,840	(2,208,339)
Russell 2000 Index	16	03/20/2026	2,107,760	(5,701)
S&P 500 Index	11	03/20/2026	3,788,950	(8,575)

The accompanying notes are an integral part of the financial statements.
2

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	178	03/19/2026	$51,453,686	$750,436
SGX FTSE Taiwan Index	209	03/30/2026	23,702,690	629,592
SGX TSI Iron Ore	521	04/30/2026	5,124,556	150,517
Soybeans	856	05/14/2026	50,108,100	1,209,290
TOPIX Index	70	03/12/2026	17,725,803	794,166
U.S. Treasury 10 Year Notes	4,769	06/18/2026	542,771,813	2,653,688
U.S. Treasury 5 Year Note	5,034	06/30/2026	554,447,906	1,617,618
U.S. Treasury Long Bonds	2,849	06/18/2026	337,517,469	3,062,548
U.S. Treasury Ultra Bonds	279	06/18/2026	33,924,656	316,455
UK Natural Gas	125	04/29/2026	4,072,241	75,925
US Cocoa	281	05/13/2026	8,115,280	(472,249)
Wheat	1,605	05/14/2026	47,467,875	2,172,828
				$127,074,724

Description	Contracts Sold	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	(505)	09/14/2027	$90,407,976	$(62,902)
3-Month Secured Overnight Financing Rate	(2,504)	09/14/2027	607,595,600	(681,884)
Austrailian Government 10 Year Bonds	(9,438)	03/16/2026	742,662,255	(8,375,564)
Austrailian Government 3 Year Bonds	(194)	03/16/2026	14,491,680	(24,292)
Australian 90 Day Bank Bills	(4,504)	03/11/2027	3,171,716,739	(522,735)
Cotton No.2	(510)	05/06/2026	16,730,550	(443,725)
Crude Oil	(115)	03/20/2026	7,707,300	(231,438)
Crude Soybean Oil	(819)	05/14/2026	30,393,090	(2,890,117)
German Stock Index	(72)	03/20/2026	53,910,033	(135,498)
Gold	(79)	04/28/2026	41,458,410	(514,455)
Hang Seng Index	(127)	03/30/2026	21,596,850	(64,991)
Hard Red Winter Wheat	(49)	05/14/2026	1,422,225	(4,923)
ICE European Climate Exchange Emissions	(49)	12/14/2026	4,069,679	818,326
Japanese 10 Year Government Bonds	(353)	03/13/2026	300,185,061	(472,282)
London Metals - Aluminum(a)	(2,631)	03/16/2026	206,490,746	(9,600,320)
London Metals - Aluminum(a)	(620)	06/15/2026	48,745,795	(375,742)
London Metals - Copper(a)	(1,208)	03/16/2026	401,685,972	(39,106,521)
London Metals - Copper(a)	(223)	06/15/2026	74,533,068	(1,001,387)
London Metals - Lead(a)	(1,653)	03/16/2026	79,669,228	3,533,368
London Metals - Lead(a)	(642)	06/15/2026	31,647,069	87,296
London Metals - Nickel(a)	(1,047)	03/16/2026	111,083,280	(7,428,679)
London Metals - Nickel(a)	(428)	06/15/2026	45,960,754	(1,524,297)
London Metals - Zinc(a)	(3,866)	03/16/2026	319,878,639	(19,771,737)
London Metals - Zinc(a)	(998)	06/15/2026	82,877,662	841,806
MSCI EAFE Index	(11)	03/20/2026	1,740,805	(95,384)
MSCI Emerging Markets Index	(31)	03/20/2026	2,485,735	(152,836)
Nifty 50 Index	(170)	03/30/2026	8,596,900	118,765
Nikkei 225 Index	(184)	03/12/2026	69,634,041	(458,329)
Palladium	(39)	06/26/2026	7,131,150	(215,566)
Platinum	(15)	04/28/2026	1,780,125	(211,382)
S&P Mid Cap 400 Index	(13)	03/20/2026	4,651,270	(3,379)

The accompanying notes are an integral part of the financial statements.
3

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (Concluded)

February 28, 2026 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Silver	(70)	05/27/2026	$32,651,850	$(1,603,023)
Soybean Meal	(559)	05/14/2026	17,915,950	(882,168)
Sugar #11	(2,240)	04/30/2026	34,847,232	(390,163)
U.S. Treasury 2 Year Notes	(3,632)	06/30/2026	760,081,127	(1,346,710)
				$(93,192,868)
Net Unrealized Appreciation (Depreciation)				$33,881,856

The Fund has recorded an asset of $10,286,922 as of February 28, 2026 related to the current day’s variation margin related to these contracts.

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Stement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
4

Campbell Systematic Macro Fund

CONSOLIDATED Schedule of INVESTMENTS

February 28, 2026 (Unaudited)

Forwards contracts outstanding as of February 28, 2026 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	03/18/2026	AUD	893,100,000	USD	604,657,825	$30,870,050
UBS AG	03/18/2026	BRL	1,382,200,000	USD	249,382,785	18,829,511
UBS AG	03/18/2026	CAD	780,050,000	USD	570,710,624	1,623,917
UBS AG	03/18/2026	CHF	284,000,000	USD	363,472,745	6,776,976
UBS AG	03/18/2026	CLP	111,840,000,000	USD	124,261,795	3,880,208
UBS AG	03/18/2026	CNH	223,100,000	USD	32,096,233	467,303
UBS AG	03/18/2026	COP	455,760,000,000	USD	116,900,136	3,941,219
UBS AG	03/18/2026	CZK	4,158,800,000	USD	202,127,460	702,964
UBS AG	03/18/2026	EUR	1,636,350,000	USD	1,923,791,254	11,737,658
UBS AG	03/18/2026	GBP	1,773,300,000	USD	2,387,821,631	2,075,453
UBS AG	03/18/2026	HUF	92,838,000,000	USD	281,300,977	9,427,516
UBS AG	03/25/2026	IDR	5,101,425,000,000	USD	303,095,618	965,496
UBS AG	03/18/2026	KRW	296,205,000,000	USD	203,065,883	2,977,804
UBS AG	03/18/2026	MXN	5,310,600,000	USD	295,712,724	12,083,173
UBS AG	03/18/2026	NOK	6,571,500,000	USD	658,750,008	32,307,325
UBS AG	03/18/2026	NZD	1,385,600,000	USD	814,568,370	17,245,439
UBS AG	03/18/2026	PHP	11,358,000,000	USD	192,056,003	4,787,304
UBS AG	03/18/2026	PLN	1,051,200,000	USD	293,065,960	1,111,989
UBS AG	03/18/2026	SGD	97,053,000	USD	76,053,310	789,452
UBS AG	03/18/2026	TWD	2,634,300,000	USD	84,400,663	115,190
UBS AG	03/18/2026	USD	6,716,840	COP	25,140,000,000	51,157
UBS AG	03/18/2026	USD	2,553,576,081	GBP	1,891,300,000	4,649,020
UBS AG	03/18/2026	USD	1,202,646,826	JPY	186,940,500,000	3,565,473
UBS AG	03/18/2026	ZAR	4,690,400,000	USD	278,388,225	15,714,244
UBS AG	03/18/2026	INR	33,065,000,000	USD	364,733,016	(1,753,582)
UBS AG	03/18/2026	JPY	193,063,500,000	USD	1,246,072,169	(7,716,421)
UBS AG	03/18/2026	SEK	1,824,750,000	USD	203,260,653	(899,924)
UBS AG	03/18/2026	USD	614,562,009	AUD	905,250,000	(29,611,777)
UBS AG	03/18/2026	USD	110,005,953	BRL	583,600,000	(3,240,101)
UBS AG	03/18/2026	USD	876,578,196	CAD	1,200,900,000	(4,540,387)
UBS AG	03/18/2026	USD	528,814,196	CHF	416,100,000	(13,653,793)
UBS AG	03/18/2026	USD	98,774,321	CLP	86,330,000,000	(139,298)
UBS AG	03/18/2026	USD	95,111,901	CNH	665,200,000	(1,980,273)
UBS AG	03/18/2026	USD	211,485,789	CZK	4,380,400,000	(2,152,374)
UBS AG	03/18/2026	USD	2,370,406,609	EUR	2,012,100,000	(9,571,833)
UBS AG	03/18/2026	USD	177,228,458	HUF	57,975,000,000	(4,324,186)
UBS AG	03/25/2026	USD	296,321,884	IDR	4,986,450,000,000	(886,355)
UBS AG	03/18/2026	USD	286,199,043	INR	26,201,000,000	(1,429,088)
UBS AG	03/18/2026	USD	137,026,521	KRW	197,880,000,000	(621,138)
UBS AG	03/18/2026	USD	367,402,154	MXN	6,552,900,000	(12,395,935)
UBS AG	03/18/2026	USD	275,146,675	NOK	2,683,500,000	(7,049,529)
UBS AG	03/18/2026	USD	912,374,059	NZD	1,562,250,000	(25,487,605)
UBS AG	03/18/2026	USD	101,151,273	PHP	5,928,750,000	(1,598,750)
UBS AG	03/18/2026	USD	232,366,949	PLN	840,000,000	(2,706,755)
UBS AG	03/18/2026	USD	413,039,071	SEK	3,764,850,000	(4,474,446)
UBS AG	03/18/2026	USD	171,041,069	SGD	219,606,000	(2,834,356)
UBS AG	03/18/2026	USD	18,685,277	TWD	589,500,000	(227,564)
UBS AG	03/18/2026	USD	265,374,878	ZAR	4,302,000,000	(4,373,719)
Net Unrealized Appreciation (Depreciation)						$43,026,652

The accompanying notes are an integral part of the financial statements.
5

Campbell Systematic Macro Fund

CONSOLIDATED Schedule of INVESTMENTS (Concluded)

February 28, 2026 (Unaudited)

AUD -	Australian Dollars	KRW -	South Korean Won
BRL -	Brazilian Real	MXN -	Mexican Peso
CAD -	Canadian Dollar	NOK -	Norwegian Krone
CHF -	Swiss Franc	NZD -	New Zealand Dollar
CLP -	Chilean Peso	PHP -	Philippine Peso
CNH -	Chinese Offshore Renminbi	PLN -	Polish Zloty
COP -	Colombian Peso	SEK -	Swedish Krona
CZK -	Czech Republic Koruna	SGD -	Singapore Dollar
EUR -	Euro	TWD -	New Taiwan Dollar
GBP -	British Pound	USD -	United States Dollar
HUF -	Hungarian Forint	ZAR -	South African Rand
IDR -	Indonesian Rupiah
INR -	Indian Rupee
JPY -	Japanese Yen

The accompanying notes are an integral part of the financial statements.
6

Campbell Systematic Macro Fund

Consolidated Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

ASSETS:
Short-term investments, at value (cost $1,490,298,963)	$1,490,376,897
Deposit at broker for future contracts	222,282,733
Cash - interest bearing deposit account	184,454,503
Unrealized appreciation on futures contracts	148,458,370
Unrealized appreciation on forward foreign currency contracts	186,695,839
Receivable for fund shares sold	3,667,898
Interest receivable	634,492
Total assets	2,236,570,732
LIABILITIES:
Unrealized depreciation on futures contracts	114,576,514
Unrealized depreciation on forward foreign contracts	143,669,187
Payable to Adviser	2,282,576
Payable for capital shares redeemed	1,235,627
Payable for expenses and other liabilities	1,920,535
Total liabilities	263,684,439
NET ASSETS	$1,972,886,293
NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$201,701
Additional paid-in capital	1,934,381,712
Total distributable earnings	38,302,880
Total net assets	$1,972,886,293
Class A
Net assets	$48,748,161
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	5,043,760
Net asset value per share	$9.67
Max offering price per share (net asset value per share divided by 0.965)(1)	$10.02

Class C
Net assets	21,199,741
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	2,358,406
Net asset value per share	$8.99

Class I
Net assets	1,902,938,391
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	194,299,212
Net asset value per share	$9.79
Investments, at cost	$1,490,298,963
Foreign currency, at cost	$44,149,664

(1)	Reflects a maximum sales charge of 3.50%.

The accompanying notes are an integral part of the financial statements.
7

Campbell Systematic Macro Fund

Consolidated Statement of Operations

For the Period Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME:
Interest income	$35,622,771
Total investment income	35,622,771
EXPENSES:
Investment advisory fee	15,959,202
Transfer agent fees	1,595,952
Compliance fees	248,516
Reports to shareholders	228,211
Trustees’ fees	172,900
Distribution expenses - Class C	82,350
Distribution expenses - Class A	62,930
Fund administration and accounting fees	138,687
Federal and state registration fees	133,661
Legal fees	42,954
Shareholder service costs - Class C	27,450
Custodian fees	25,976
Audit fees	18,701
Other expenses and fees	16,697
Total expenses	18,754,187
Expense reimbursement by Adviser	(1,551,821)
Net expenses	17,202,366
NET INVESTMENT INCOME	18,420,405
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	48,088,134
Forward currency contracts	(75,403,744)
Foreign currency translation	2,976,168
Net realized gain (loss)	(24,339,442)
Net change in unrealized appreciation (depreciation) on:
Investments	(315,809)
Future contracts	7,248,889
Forward currency contracts	75,741,392
Foreign currency translation	(74,366)
Net change in unrealized appreciation (depreciation)	82,600,106
Net realized and unrealized gain (loss)	58,260,664
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,681,069

The accompanying notes are an integral part of the financial statements.
8

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$18,420,405	$38,542,102
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(24,339,442)	(2,225,780)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	82,600,106	(9,445,861)
Net increase/(decrease) in net assets resulting from operations	76,681,069	26,870,461

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class A Shares	(1,510,072)	(1,420,635)
Class C Shares	(583,867)	(364,758)
Class I Shares	(57,982,343)	(37,163,038)
Total distributable earnings	(60,076,282)	(38,948,431)
Net decrease in net assets from dividends and distributions to shareholders	(60,076,282)	(38,948,431)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	7,061,700	20,988,989
Proceeds from reinvestment of distributions	1,493,743	1,412,399
Shares redeemed	(12,267,348)	(24,360,331)
Total from Class A Shares	(3,711,905)	(1,958,943)
Class C Shares
Proceeds from shares sold	2,753,690	7,099,091
Proceeds from reinvestment of distributions	578,750	361,630
Shares redeemed	(4,495,122)	(3,446,361)
Total from Class C Shares	(1,162,682)	4,014,360
Class I Shares
Proceeds from shares sold	429,282,593	1,183,826,586
Proceeds from reinvestment of distributions	50,430,512	33,469,034
Shares redeemed	(485,485,102)	(485,223,860)
Total from Class I Shares	(5,771,997)	732,071,760
Net increase/(decrease) in net assets from capital share transactions	(10,646,584)	734,127,177
Total increase/(decrease) in net assets	5,958,203	722,049,207

The accompanying notes are an integral part of the financial statements.
9

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025
NET ASSETS:
Beginning of period	$1,966,928,090	$1,244,878,883
End of period	$1,972,886,293	$1,966,928,090

SHARE TRANSACTIONS:
Class A Shares
Shares sold	748,910	2,149,736
Shares reinvested	159,248	148,674
Shares redeemed	(1,306,566)	(2,517,992)
Total from Class A Shares	(398,408)	(219,582)
Class C Shares
Shares sold	311,962	776,735
Shares reinvested	66,219	40,678
Shares redeemed	(509,641)	(378,480)
Total from Class C Shares	(131,408)	438,933
Class I Shares
Shares sold	44,488,983	119,207,029
Shares reinvested	5,308,475	3,482,730
Shares redeemed	(50,529,478)	(49,030,020)
Total from Class I Shares	(732,020)	73,659,739
Net increase/(decrease) in shares outstanding	(1,261,888)	73,879,090

The accompanying notes are an integral part of the financial statements.
10

Campbell Systematic Macro Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Period Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$9.57		$9.53	$9.37	$10.65	$8.76	$7.55
Net investment income/(loss)(1)	0.07		0.20	0.25	0.16	(0.11)	(0.16)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.31		0.09	0.04	(0.05)	2.57	1.37
Net increase/(decrease) in net assets resulting from operations	0.38		0.29	0.29	0.11	2.46	1.21
Dividends and distributions to shareholders from:
Net investment income	(0.28)		(0.12)	(0.13)	(0.20)	(0.48)	—
Net realized capital gain	—		(0.13)	—	(1.19)	(0.09)	—
Return of capital	—
Total dividends and distributions to shareholders	(0.28)		(0.25)	(0.13)	(1.39)	(0.57)	—
Net asset value, end of period	$9.67		$9.57	$9.53	$9.37	$10.65	$8.76
Total investment return (3)	3.92%		3.06%	3.15%	0.93%	30.09%	16.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,748		$52,105	$53,942	$61,813	$65,549	$12,613
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (4)	1.82	%(7)	2.00%	2.00%	2.00%	2.00%	2.03%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments(5)	1.98	%(7)	2.09%	2.09%	2.12%	2.16%	2.36%
Ratio of net investment income/(loss) to average net assets	1.57	%(7)	2.09%	2.67%	1.71%	(1.32)%	(1.93)%
Portfolio turnover rate (6)	0%		0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4) Ratio of net expenses to average net assets excluding interest expense	2.00%	2.00%	2.00%	2.00%	2.00%

(5) Ratio of gross expenses to average net assets excluding interest expense	2.09%	2.09%	2.12%	2.16%	2.33%

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.
11

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Period Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$8.91		$8.88	$8.72	$10.02	$8.38	$7.28
Net investment income/(loss)(1)	0.04		0.12	0.17	0.09	(0.20)	(0.21)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.28		0.08	0.04	(0.05)	2.45	1.31
Net increase/(decrease) in net assets resulting from operations	0.32		0.20	0.21	0.04	2.25	1.10
Dividends and distributions to shareholders from:
Net investment income	(0.24)		(0.04)	(0.05)	(0.15)	(0.52)	—
Net realized capital gain	—		(0.13)	—	(1.19)	(0.09)	—
Total dividends and distributions to shareholders	(0.24)		(0.17)	(0.05)	(1.34)	(0.61)	—
Net asset value, end of period	$8.99		$8.91	$8.88	$8.72	$10.02	$8.38
Total investment return (3)	3.62%		2.26%	2.38%	0.22%	29.13%	15.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,200		$22,196	$18,205	$18,610	$15,654	$9,079
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (4)	2.58	%(7)	2.75%	2.75%	2.75%	2.75%	2.78%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (5)	2.74	%(7)	2.84%	2.84%	2.87%	2.91%	3.11%
Ratio of net investment income/(loss) to average net assets	0.82	%(7)	1.34%	1.92%	0.96%	(2.07)%	(2.67)%
Portfolio turnover rate (6)	0%		0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4) Ratio of net expenses to average net assets excluding interest expense	2.75%	2.75%	2.75%	2.75%	2.75%

(5) Ratio of gross expenses to average net assets excluding interest expense	2.84%	2.84%	2.87%	2.91%	3.08%

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.
12

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Period Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$9.70		$9.66	$9.51	$10.77	$8.90	$7.65
Net investment income/(loss)(1)	0.09		0.23	0.27	0.20	(0.09)	(0.14)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.30		0.09	0.04	(0.05)	2.59	1.39
Net increase/(decrease) in net assets resulting from operations	0.39		0.32	0.31	0.15	2.50	1.25
Dividends and distributions to shareholders from:
Net investment income	(0.30)		(0.15)	(0.16)	(0.22)	(0.54)	—
Net realized capital gain	—		(0.13)	—	(1.19)	(0.09)	—
Total dividends and distributions to shareholders	(0.30)		(0.28)	(0.16)	(1.41)	(0.63)	—
Net asset value, end of period	$9.79		$9.70	$9.66	$9.51	$10.77	$8.90
Total investment return (3)	4.07%		3.38%	3.42%	1.25%	30.35%	16.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,902,939		$1,892,627	$1,172,732	$783,009	$555,072	$119,324
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (4)	1.58	%(7)	1.75%	1.75%	1.75%	1.75%	1.78%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (5)	1.74	%(7)	1.84%	1.84%	1.87%	1.91%	2.11%
Ratio of net investment income/(loss) to average net assets	1.82	%(7)	2.34%	2.92%	1.96%	(1.07)%	(1.68)%
Portfolio turnover rate (6)	0%		0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4) Ratio of net expenses to average net assets excluding interest expense	1.75%	1.75%	1.75%	1.75%	1.75%

(5) Ratio of gross expenses to average net assets excluding interest expense	1.84%	1.84%	1.87%	1.91%	2.08%

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.
13

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Campbell Systematic Macro Fund (the “Fund”), which commenced investment operations on March 4, 2013. The Fund currently offers Class A shares, Class C shares and Class I shares. Class A shares and Class I shares commenced operations on March 4, 2013. Class C shares commenced operations on February 11, 2014.

Class C shares and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Prior to February 16, 2021, Class A shares were offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Fund’s investment objective is to seek capital appreciation over the medium to long-term.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY — The Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of the Subsidiary in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of February 28, 2026 the net assets of the Subsidiary were $165,177,036, which represented 8.4% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

14

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Short-Term Investments	$1,490,376,897	$—	$—	$1,490,376,897
Commodity Contracts
Futures Contracts	106,880,683	—	—	106,880,683
Equity Contracts
Futures Contracts	16,588,894	—	—	16,588,894
Interest Rate Contracts
Futures Contracts	24,988,793	—	—	24,988,793
Foreign Exchange Contracts
Forward Foreign Currency Contracts	—	186,695,841	—	186,695,841
Total Assets	$1,638,835,267	$186,695,841	$—	$1,825,531,108

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Commodity Contracts
Futures Contracts	$(101,623,626)	$—	$—	$(101,623,626)
Equity Contracts
Futures Contracts	(1,466,519)	—	—	(1,466,519)
Interest Rate Contracts
Futures Contracts	(11,486,369)	—	—	(11,486,369)
Foreign Exchange Contracts
Forward Foreign Currency Contracts	—	(143,669,189)	—	(143,669,189)
Total Liabilities	$(114,576,514)	$(143,669,189)	$—	$(258,245,703)

15

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

16

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

The following table lists the fair values of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
ASSET DERIVATIVES
Futures Contracts (a)	Unrealized appreciation on futures contracts	$106,880,683	$16,588,894	$24,988,793	$—	$148,458,370
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	186,695,841	186,695,841
Total Value - Assets		$106,880,683	$16,588,894	$24,988,793	$186,695,841	$335,154,211
LIABILITY DERIVATIVES
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(101,623,626)	$(1,466,519)	$(11,486,369)	$—	$(114,576,514)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(143,669,189)	(143,669,189)
Total Value - Liabilities		$(101,623,626)	$(1,466,519)	$(11,486,369)	$(143,669,189)	$(258,245,703)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Portfolio of Investments.

17

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
REALIZED GAIN (LOSS)
Futures Contracts	Net realized gain/(loss) from futures contracts	$92,664,230	$19,359,398	$(63,003,237)	$—	$49,020,391
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	(75,403,744)	(75,403,744)
Total Realized Gain/(Loss)		$92,664,230	$19,359,398	$(63,003,237)	$(75,403,744)	$(26,383,353)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(18,648,276)	$9,906,128	$15,991,039	$—	$7,248,891
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	75,741,391	75,741,391
Total Change in Unrealized Appreciation/(Depreciation)		$(18,648,276)	$9,906,128	$15,991,039	$75,741,391	$82,990,282

18

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

FUND	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS- RECEIVABLE (VALUE AT TRADE DATE)
Campbell Systematic Macro Fund	$9,167,033,643	(5,375,875,355)	$(24,811,803,245)	$24,746,190,621

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DESCRIPTION	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT(1)	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(2)	NET AMOUNT(3)
	ASSETS				LIABILITIES
Forward Foreign Currency Contracts	$186,695,840	$(143,669,189)	$—	$43,026,651	$(143,669,189)	$143,669,189	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund

19

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

SEC RULE 18F-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”), provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand

20

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

EMERGING MARKETS RISK — The Fund will invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. Further, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

FOREIGN SECURITIES RISK — The Fund will invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

21

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. The Fund compensates the Adviser for its services at an annual rate of 1.64% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

	EXPENSE CAP
FUND	CLASS A	CLASS C	CLASS I
Campbell Systematic Macro Fund	2.00%	2.75%	1.75%

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

22

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2026 (Unaudited)

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

EXPIRATION
August 31, 2026	August 31, 2027	August 31, 2028	August 31, 2029	Total
$ 34,279	$951,565	$1,446,663	$1,551,821	$3,984,328

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A shares and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

23

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (CONtinuED)

February 28, 2026 (Unaudited)

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Campbell Systematic Macro Fund	$1,738,360,224	$22,000,713	$(17,198,693)	$4,802,020

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures and forwards not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Campbell Systematic Macro Fund	$53,291,796	$(53,291,796)

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	POST-OCTOBER LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
Campbell Systematic Macro Fund	$60,076,281	$—	$(68,465,424)	$(257,250)	$4,802,020

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	YEARS ENDED	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Campbell Systematic Macro Fund	2025	$38,948,431	$—	$38,948,431

24

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (CONCLUDED)

February 28, 2026 (Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, the Fund had $68,465,424 of qualified late year losses.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

25

Campbell Systematic Macro Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-844-261-6488 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

26

Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

Financial Statements

February 28, 2026
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	VALUE
OPEN-END FUNDS — 99.9%
DFA U.S. Large Company Portfolio - Class Institutional	6,358,783	$290,596,405
DFA U.S. Micro Cap Portfolio - Class Institutional	22,902,264	776,844,800
DFA U.S. Small Cap Portfolio - Class Institutional	13,766,426	778,491,393
DFA U.S. Small Cap Value Portfolio - Class Institutional (a)	23,270,835	1,328,299,282
Dimensional U.S. Large Cap Value Portfolio III - Class Institutional	23,569,930	922,055,656
iShares Core S&P 500 ETF	708,078	488,134,812
iShares MSCI USA Value Factor ETF (b)	2,455,658	370,288,670
U.S. Large Cap Value Series	2,825,615	298,017,662
TOTAL OPEN-END FUNDS (Cost $2,534,528,295)		5,252,728,680

	Units
SHORT-TERM INVESTMENTS – 0.01%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.0% (d)
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	169,675	169,675

	Shares
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.59% (c)	5,244,695	5,244,695
TOTAL SHORT-TERM INVESTMENTS (Cost $5,414,370)		5,414,370
TOTAL INVESTMENTS — 100.0% (Cost $2,539,942,665)		5,258,143,050
Liabilities in Excess of Other Assets — (0.0)% (d)		(1,604,333)
TOTAL NET ASSETS — 100.0%		$5,256,538,717

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $165,869.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	VALUE
OPEN-END FUNDS — 99.9%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	7,382,617	$215,055,647
DFA Emerging Markets Value Portfolio - Class Institutional	5,186,402	220,681,390
DFA International Small Cap Value Portfolio - Class Institutional (a)	50,611,237	1,793,662,239
DFA International Value Portfolio III - Class Institutional	28,073,767	774,274,495
Dimensional International Small Cap ETF (b)	11,919,623	441,383,640
International Value Series	9,902,536	565,632,848
iShares Core MSCI EAFE ETF	2,242,147	220,447,893
iShares Core MSCI Emerging Markets ETF	3,060,757	234,943,707
TOTAL OPEN-END FUNDS (Cost $2,375,714,137)		4,466,081,859

	Units
SHORT-TERM INVESTMENTS – 0.5%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	17,546,200	17,546,200

	SHARES
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.59% (c)	4,390,730	4,390,730
TOTAL SHORT-TERM INVESTMENTS (Cost $21,936,930)		21,936,930
TOTAL INVESTMENTS — 100.4% (Cost $2,397,651,067)		4,488,018,789
Liabilities in Excess of Other Assets — (0.4)%		(19,458,830)
TOTAL NET ASSETS — 100.0%		$4,468,559,959

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $17,211,544.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	VALUE
OPEN-END FUNDS — 99.4%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	17,036,755	$195,070,846
DFA One-Year Fixed Income Portfolio - Class Institutional	45,702,297	468,448,546
DFA Short-Term Government Portfolio - Class Institutional	12,960,894	129,608,945
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	82,491,936	809,245,888
Dimensional Inflation-Protected Securities ETF	3,841,766	162,621,955
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	14,616,538	778,038,317
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	3,563,668	194,255,542
iShares Core International Aggregate Bond ETF (a)	9,582,279	487,354,710
TOTAL OPEN-END FUNDS (Cost $3,249,951,381)		3,224,644,749

	Units
SHORT-TERM INVESTMENTS – 6.1%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (b)	177,502,554	177,502,554

	Shares
MONEY MARKET FUNDS — 0.6%
Invesco Government & Agency Portfolio - Institutional Class, 3.59% (b)	18,957,332	18,957,332
TOTAL SHORT-TERM INVESTMENTS (Cost $196,459,886)		196,459,886
TOTAL INVESTMENTS — 105.5% (Cost $3,446,411,267)		3,421,104,635
Liabilities in Excess of Other Assets — (5.5)%		(177,867,995)
TOTAL NET ASSETS — 100.0%		$3,243,236,640

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $173,576,651.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

FREE MARKET FUNDS

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS:
Investments, at value	$5,258,143,050	$4,488,018,789	$3,421,104,635
Receivable for fund shares sold	2,311,100	1,607,672	2,009,515
Dividends receivable	18,257	9,762	50,770
Security lending income receivable	997	2,651	9,978
Prepaid expenses and other assets	186,956	256,410	62,969
Total assets	5,260,660,360	4,489,895,284	3,423,237,867
LIABILITIES:
Payable upon return of securities loaned	169,675	17,546,200	177,502,554
Payable to Adviser	1,962,591	1,635,590	1,210,776
Payable for capital shares redeemed	1,451,333	1,496,642	906,409
Payable for shareholder servicing fees	38,308	268,470	—
Payable for expenses and other liabilities	499,736	388,423	381,488
Total liabilities	4,121,643	21,335,325	180,001,227
NET ASSETS	$5,256,538,717	$4,468,559,959	$3,243,236,640

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001 and 0.001 per share)	$184,294	$254,291	$320,837
Additional paid-in capital	2,557,271,385	2,303,031,116	3,303,506,201
Total distributable earnings/(accumulated losses)	2,699,083,038	2,165,274,552	(60,590,398)
Total net assets	$5,256,538,717	$4,468,559,959	$3,243,236,640

Class L
Net assets	$5,256,538,717	$4,468,559,959	$3,243,236,640
Capital shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001 and 0.001 par value)	184,294,005	254,290,533	320,837,216
Net asset value per share	$28.52	$17.57	$10.11

COST:
Investments, at cost	$2,637,427,519	$2,540,601,721	$3,442,203,523

LOANED SECURITIES:
at value (included in investments)	$165,869	$17,211,544	$173,576,651

The accompanying notes are an integral part of the financial statements.

4

FREE MARKET FUNDS

Statements of Operations

FOR THE Period ENDED FEBRUARY 28, 2026 (UNAUDITED)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME:
Dividend income	$34,059,078	$74,687,359	$72,634,836
Securities lending income	6,204	82,308	58,335
Total investment income	34,065,282	74,769,667	72,693,171

EXPENSES:
Investment advisory fee	11,574,733	9,752,501	7,505,869
Trustees’ fees	237,358	275,388	244,597
Compliance fees	242,024	253,930	187,476
Fund administration and accounting fees	228,927	193,768	158,209
Legal fees	126,938	96,985	95,594
Federal and state registration fees	55,196	42,302	48,219
Transfer agent fees	42,212	43,507	44,253
Custodian fees	68,275	38,782	33,636
Reports to shareholders	29,341	35,041	27,414
Audit fees	844	883	846
Shareholder service costs - Class L	7,915	30,671	—
Other expenses and fees	90,412	71,872	56,773
Total expenses	12,704,175	10,835,630	8,402,886
NET INVESTMENT INCOME	21,361,107	63,934,037	64,290,285

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	13,048,955	84,988,634	—
Distributions received from other investment companies	—	53,825,316	—
Net realized gain (loss)	13,048,955	138,813,950	—
Net change in unrealized appreciation (depreciation) on:
Investments	548,868,403	683,668,577	5,142,990
Net change in unrealized appreciation (depreciation)	548,868,403	683,668,577	5,142,990
Net realized and unrealized gain (loss)	561,917,358	822,482,527	5,142,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$583,278,465	$886,416,564	$69,433,275

The accompanying notes are an integral part of the financial statements.

5

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$21,361,107	$44,243,821
Net realized gain (loss)	13,048,955	91,783,284
Net change in unrealized appreciation (depreciation)	548,868,403	237,522,566
Net increase (decrease) in net assets from operations	583,278,465	373,549,671

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class L	(89,646,347)	(154,518,979)
Total distributions to shareholders	(89,646,347)	(154,518,979)

CAPITAL TRANSACTIONS:
Shares sold - Class L	354,069,944	632,201,143
Shares issued from reinvestment of distributions - Class L	89,561,753	154,352,458
Shares redeemed - Class L	(271,872,742)	(715,622,248)
Net increase (decrease) in net assets from capital transactions	171,758,955	70,931,353
NET INCREASE (DECREASE) IN NET ASSETS	665,391,073	289,962,045

NET ASSETS:
Beginning of the period	4,591,147,644	4,301,185,599
End of the period	$5,256,538,717	$4,591,147,644

SHARES TRANSACTIONS
Shares sold - Class L	13,199,310	26,511,980
Shares issued from reinvestment of distributions - Class L	3,341,856	6,420,651
Shares redeemed - Class L	(10,047,210)	(29,293,338)
Total increase (decrease) in shares outstanding	6,493,956	3,639,293

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$63,934,037	$108,324,622
Net realized gain (loss)	138,813,950	83,345,902
Net change in unrealized appreciation (depreciation)	683,668,577	553,864,393
Net increase (decrease) in net assets from operations	886,416,564	745,534,917

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class L	(181,190,424)	(109,536,909)
Total distributions to shareholders	(181,190,424)	(109,536,909)

CAPITAL TRANSACTIONS:
Shares sold - Class L	218,813,495	432,541,599
Shares issued from reinvestment of distributions - Class L	181,019,054	109,445,428
Shares redeemed - Class L	(451,301,987)	(646,629,997)
Net increase (decrease) in net assets from capital transactions	(51,469,438)	(104,642,970)
NET INCREASE (DECREASE) IN NET ASSETS	653,756,702	531,355,038

NET ASSETS:
Beginning of the period	3,814,803,257	3,283,448,219
End of the period	$4,468,559,959	$3,814,803,257

SHARES TRANSACTIONS
Shares sold - Class L	13,738,571	34,426,799
Shares issued from reinvestment of distributions - Class L	11,626,143	9,592,062
Shares redeemed - Class L	(28,528,961)	(50,803,673)
Total increase (decrease) in shares outstanding	(3,164,247)	(6,784,812)

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$64,290,285	$117,616,476
Net realized gain (loss)	—	(16,879,856)
Net change in unrealized appreciation (depreciation)	5,142,990	19,381,807
Net increase (decrease) in net assets from operations	69,433,275	120,118,427

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class L	(84,957,642)	(106,899,138)
Total distributions to shareholders	(84,957,642)	(106,899,138)

CAPITAL TRANSACTIONS:
Shares sold - Class L	378,957,166	462,057,165
Shares issued from reinvestment of distributions - Class L	84,854,138	106,780,333
Shares redeemed - Class L	(149,892,983)	(528,152,175)
Net increase (decrease) in net assets from capital transactions	313,918,321	40,685,323
NET INCREASE (DECREASE) IN NET ASSETS	298,393,954	53,904,612

NET ASSETS:
Beginning of the period	2,944,842,686	2,890,938,074
End of the period	$3,243,236,640	$2,944,842,686

SHARES TRANSACTIONS
Shares sold - Class L	37,549,117	45,904,400
Shares issued from reinvestment of distributions - Class L	8,450,738	10,782,119
Shares redeemed - Class L	(14,828,597)	(52,489,494)
Total increase (decrease) in shares outstanding	31,171,258	4,197,025

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022	YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$25.82	$24.70	$21.37	$21.07	$23.59	$16.06
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.25	0.24	0.24	0.21	0.21
Net realized and unrealized gain (loss) on investments(b)	3.07	1.78	4.00	1.68	(1.69)	7.62
Total from investment operations	3.19	2.03	4.24	1.92	(1.48)	7.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.25)	(0.25)	(0.21)	(0.41)	(0.08)
Net realized gains	(0.25)	(0.66)	(0.66)	(1.41)	(0.63)	(0.22)
Total distributions	(0.49)	(0.91)	(0.91)	(1.62)	(1.04)	(0.30)
Net asset value, end of period	$28.52	$25.82	$24.70	$21.37	$21.07	$23.59
TOTAL RETURN (c)	12.50%	8.52%	20.30%	9.92%	(6.77)%	49.28%

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of period (in thousands)	$5,256,539	$4,591,148	$4,301,186	$3,678,899	$3,292,855	$3,635,318
Ratio of expenses to average net assets (e)	0.53%	0.54%	0.54%	0.55%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets (e)	0.89%	1.05%	1.08%	1.18%	0.92%	1.05%
Portfolio turnover rate (c)	1%	6%	4%	2%	7%	5%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022	YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$14.82	$12.43	$10.81	$9.66	$11.60	$8.89
INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.41	0.33	0.27	0.34	0.18
Net realized and unrealized gain (loss) on investments(b)	3.23	2.40	1.57	1.22	(2.13)	2.84
Total from investment operations	3.48	2.81	1.90	1.49	(1.79)	3.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.42)	(0.28)	(0.34)	(0.15)	(0.13)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.73)	(0.42)	(0.28)	(0.34)	(0.15)	(0.31)
Net asset value, end of period	$17.57	$14.82	$12.43	$10.81	$9.66	$11.60
TOTAL RETURN (c)	24.10%	23.60%	17.86%	15.82%	(15.63)%	34.43%

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of period (in thousands)	$4,468,560	$3,814,803	$3,283,448	$2,825,629	$2,395,377	$2,682,213
Ratio of expenses to average net assets (e)	0.54%	0.55%	0.55%	0.55%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets (e)	3.21%	3.22%	2.92%	2.68%	3.08%	1.70%
Portfolio turnover rate (c)	3%	5%	13%	3%	2%	5%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022	YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$10.17	$10.13	$9.82	$9.82	$10.56	$10.61
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.41	0.32	0.17	0.05	0.03
Net realized and unrealized gain (loss) on investments(b)	0.01	0.01	0.29	(0.01)	(0.74)	— (2)
Total from investment operations	0.22	0.42	0.61	0.16	(0.69)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.38)	(0.30)	(0.16)	(0.05)	(0.05)
Net realized gains	—	—	—	—	—	(0.03)
Return of capital	—	—	—	—	—	— (2)
Total distributions	(0.28)	(0.38)	(0.30)	(0.16)	(0.05)	(0.08)
Net asset value, end of period	$10.11	$10.17	$10.13	$9.82	$9.82	$10.56
TOTAL RETURN (d)	2.25%	4.26%	6.30%	1.62%	(6.51)%	0.31%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$3,243,237	$2,944,843	$2,890,938	$2,785,355	$2,749,164	$2,820,610
Ratio of expenses to average net assets (f)	0.55%	0.54%	0.55%	0.55%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets (f)	4.22%	4.08%	3.20%	1.72%	0.51%	0.27%
Portfolio turnover rate (d)	—%	15%	8%	3%	3%	2%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET FUNDS

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

Free Market U.S. Equity Fund and Free Market International Equity Fund’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income Fund’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board” and such members thereof, “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

12

FREE MARKET FUNDS

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open-End Funds	$4,954,711,018	$—	$—	$4,954,711,018
Investments Measured at Net Asset Value*	—	—	—	298,017,662
Investments Purchased with Proceeds from Securities Lending*	—	—	—	169,675
Money Market Funds	5,244,695	—	—	5,244,695
Total Investments**	$4,959,955,713	$—	$—	$5,258,143,050

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

13

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

FREE MARKET INTERNATIONAL EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open-End Funds	$3,900,449,011	$—	$—	$3,900,449,011
Investments Measured at Net Asset Value*	—	—	—	565,632,848
Investments Purchased with Proceeds from Securities Lending*	—	—	—	17,546,200
Money Market Funds	4,390,730	—	—	4,390,730
Total Investments**	$3,904,839,741	$—	$—	$4,488,018,789

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

FREE MARKET FIXED INCOME Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open-End Funds	$3,224,644,749	$—	$—	$3,224,644,749
Investments Purchased with Proceeds from Securities Lending*	—	—	—	177,502,554
Money Market Funds	18,957,332	—	—	18,957,332
Total Investments**	$3,243,602,081	$—	$—	$3,421,104,635

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount

14

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

15

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

Effective June 1, 2025, the Advisory Fee was updated to:

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $4 billion	0.48
Over $4 billion	0.35

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

16

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

February 28, 2026 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchase and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
Free Market U.S. Equity Fund	$147,282,859	$46,000,078
Free Market International Equity Fund	134,899,575	251,232,863
Free Market Fixed Income Fund	289,716,621	—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

17

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

February 28, 2026 (Unaudited)

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Free Market U.S. Equity Fund	$2,457,111,636	$2,169,331,982	$(24,365,450)	$2,144,966,532
Free Market International Equity Fund	2,431,341,356	1,422,194,478	(29,130,360)	1,393,064,118
Free Market Fixed Income Fund	2,997,777,955	24,167,811	(53,402,280)	(29,234,469)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025, primarily attributable to equalization, short term dividend reclass, distribution reclass, and dividend reclass, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$60,484,388	$2,385,696,724
Free Market International Equity Fund	92,419,413	2,354,754,845
Free Market Fixed Income Fund	23,405,958	2,989,908,717

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$14,955,064	$45,529,324	$—	$2,144,966,532
Free Market International Equity Fund	92,419,413	—	(25,435,119)	1,393,064,118
Free Market Fixed Income Fund	23,405,958	—	(39,237,520)	(29,234,469)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes and are inclusive of underlying partnerships and investments. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

18

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

February 28, 2026 (Unaudited)

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	Ordinary Income	Long-Term Gains	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	$42,663,107	$111,855,872	$—	$154,518,979
Free Market International Equity Fund	109,536,909	—	—	109,536,909
Free Market Fixed Income Fund	106,899,138	—	—	106,899,138

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Free Market International Equity Fund had $17,708,629 of short-term capital loss carryforwards and $7,726,490 of long-term capital loss carryforwards, the Free Market Fixed Income Fund had $4,169,280 of short-term capital loss carryforwards and $35,068,240 of long-term capital loss carryforwards.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	Market Value of Securities Loaned	Market Value of Collateral	INCOME RECEIVED FROM SECURITIES LENDING
Free Market U.S. Equity Fund	$165,869	$169,675	$6,204
Free Market International Equity Fund	17,211,544	17,546,200	82,308
Free Market Fixed Income Fund	173,576,651	177,502,554	58,335

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency),

19

FREE MARKET FUNDS

Notes to Financial Statements (concluded)

February 28, 2026 (Unaudited)

to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	Net Amount[2]
Free Market U.S. Equity Fund	$165,869	$—	$165,869	(165,869)	$—	$—
Free Market International Equity Fund	17,211,544	—	17,211,544	(17,211,544)	—	—
Free Market Fixed Income Fund	173,576,651	—	173,576,651	(173,576,651)	—	—

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

FREE MARKET FUNDS

Other Information

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at 513-204-8000 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

21

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

Financial Statements

February 28, 2026
(Unaudited)

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	VALUE
OPEN-END FUNDS — 99.2%
DFA U.S. Large Cap Value Portfolio III - Class Institutional (a)	205,174	$8,026,388
DFA U.S. Large Company Portfolio - Class Institutional	91,255	4,170,346
DFA U.S. Micro Cap Portfolio - Class Institutional	135,438	4,594,068
DFA U.S. Small Cap Portfolio - Class Institutional	81,295	4,597,250
DFA U.S. Small Cap Value Portfolio - Class Institutional	53,274	3,040,882
DFA VA U.S. Large Value Portfolio	32,933	1,246,184
DFA VA U.S. Targeted Value Portfolio	187,288	4,567,948
TOTAL OPEN-END FUNDS (Cost $21,583,646)		30,243,066

SHORT-TERM INVESTMENTS – 0.9%
MONEY MARKET FUNDS — 0.9%
STIT-Government & Agency Portfolio - Institutional Class, 3.59% (b)	285,698	285,698
TOTAL MONEY MARKET FUNDS (Cost $285,698)		285,698
TOTAL INVESTMENTS — 100.1% (Cost $21,869,344)		30,528,764
Liabilities in Excess of Other Assets — (0.1)%		(27,564)
TOTAL NET ASSETS — 100.0%		$30,501,200

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	VALUE
OPEN-END FUNDS — 99.3%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	41,367	$1,205,032
DFA Emerging Markets Value Portfolio - Class Institutional	29,062	1,236,574
DFA International Small Cap Value Portfolio - Class Institutional (a)	198,745	7,043,529
DFA International Value Portfolio III - Class Institutional (a)	272,231	7,508,141
DFA VA International Small Portfolio	258,107	4,245,868
DFA VA International Value Portfolio	60,059	1,249,234
iShares Core MSCI EAFE ETF	10,080	991,066
iShares Core MSCI Emerging Markets ETF	17,074	1,310,600
TOTAL OPEN-END FUNDS (Cost $15,394,410)		24,790,044

SHORT-TERM INVESTMENTS – 0.9%
MONEY MARKET FUNDS — 0.9%
STIT-Government & Agency Portfolio - Institutional Class, 3.59% (b)	226,011	226,011
TOTAL MONEY MARKET FUNDS (Cost $226,011)		226,011
TOTAL INVESTMENTS — 100.2% (Cost $15,620,421)		25,016,055
Liabilities in Excess of Other Assets — (0.2)%		(46,335)
TOTAL NET ASSETS — 100.0%		$24,969,720

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Fund

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	VALUE
OPEN-END FUNDS — 98.5%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	136,490	$1,562,811
DFA One-Year Fixed Income Portfolio - Class Institutional	286,832	2,940,029
DFA Short-Term Government Portfolio - Class Institutional	102,402	1,024,018
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	392,490	3,850,326
Dimensional Inflation-Protected Securities ETF	30,602	1,295,383
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	115,924	6,170,635
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	28,501	1,553,589
iShares Core International Aggregate Bond ETF	76,355	3,883,415
VA Global Bond Portfolio	260,860	2,574,689
VA Short-Term Fixed Income Portfolio	50,542	511,989
TOTAL OPEN-END FUNDS (Cost $25,607,683)		25,366,884

	Units
SHORT-TERM INVESTMENTS – 20.0%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 18.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (b)	4,760,971	4,760,971

	Shares	Value
MONEY MARKET FUNDS — 1.5%
STIT-Government & Agency Portfolio - Institutional Class, 3.59% (b)	380,682	$380,682
TOTAL SHORT-TERM INVESTMENTS (Cost $5,141,653)		5,141,653
TOTAL INVESTMENTS — 118.5% (Cost $30,749,336)		30,508,537
Liabilities in Excess of Other Assets — (18.5)%		(4,768,695)
TOTAL NET ASSETS — 100.0%		$25,739,842

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Fund

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $4,650,412.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

3

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS:
Investments, at value	$30,528,764	$25,016,055	$30,508,537
Receivable for fund shares sold	—	—	21,698
Security lending income receivable	—	17	2,038
Dividends receivable	756	598	1,098
Prepaid expenses and other assets	102	237	86
Total assets	30,529,622	25,016,907	30,533,457

LIABILITIES:
Payable upon return of securities loaned	—	—	4,760,971
Payable to Adviser	11,726	9,363	9,823
Payable for audit fees	3,742	3,743	8,835
Payable for fund administration and accounting fees	5,545	5,376	5,814
Payable for expenses and other liabilities	1,616	1,645	1,629
Payable for shareholder servicing fees	—	—	1,571
Payable for printing and mailing	1,473	1,132	1,433
Payable for capital shares redeemed	1,674	24,055	—
Payable for expenses and other liabilities	2,646	1,873	3,539
Total liabilities	28,422	47,187	4,793,615
NET ASSETS	$30,501,200	$24,969,720	$25,739,842

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001 and 0.001 per share)	$861	$673	$1,060
Additional paid-in capital	21,135,636	15,022,025	26,798,425
Total distributable earnings/(accumulated losses)	9,364,703	9,947,022	(1,059,643)
Total net assets	$30,501,200	$24,969,720	$25,739,842

Class L
Net assets	$30,501,200	$24,969,720	$25,739,842
Capital shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001 and 0.001 par value)	861,114	672,579	1,059,624
Net asset value per share	$35.42	$37.13	$24.29

COST:
Investments, at cost	$21,869,344	$15,620,421	$30,749,336

LOANED SECURITIES:
at value (included in investments)	$—	$—	$4,650,412

The accompanying notes are an integral part of the financial statements.

4

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE period ENDED FEBRUARY 28, 2026 (UNAUDITED)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME:
Dividend income	$342,406	$625,695	$656,021
Securities lending income	—	712	5,720
Total investment income	342,406	626,407	661,741

EXPENSES:
Investment advisory fee	72,630	57,069	63,343
Fund administration and accounting fees	5,375	5,320	5,964
Audit fees	760	760	5,857
Trustees’ fees	2,851	2,279	2,762
Compliance fees	2,531	1,952	2,365
Transfer agent fees	24	—	1,583
Custodian fees	727	1,009	1,455
Reports to shareholders	366	491	399
Legal fees	202	172	187
Other expenses and fees	104	82	94
Total expenses	85,570	69,134	84,009
NET INVESTMENT INCOME	256,836	557,273	577,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	964,338	906,509	(30,230)
Distributions received from other investment companies	333,985	367,735	—
Net realized gain (loss)	1,298,323	1,274,244	(30,230)
Net change in unrealized appreciation (depreciation) on:
Investments	1,633,395	3,011,822	28,872
Net change in unrealized appreciation (depreciation)	1,633,395	3,011,822	28,872
Net realized and unrealized gain (loss)	2,931,718	4,286,066	(1,358)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,188,554	$4,843,339	$576,374

The accompanying notes are an integral part of the financial statements.

5

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$256,836	$213,074
Net realized gain (loss)	1,298,323	1,765,593
Net change in unrealized appreciation (depreciation)	1,633,395	352,294
Net increase (decrease) in net assets from operations	3,188,554	2,330,961

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class L	(2,054,164)	(2,675,128)
Total distributions to shareholders	(2,054,164)	(2,675,128)

CAPITAL TRANSACTIONS:
Shares sold - Class L	394,363	2,852,803
Shares issued from reinvestment of distributions - Class L	2,054,164	2,675,128
Shares redeemed - Class L	(2,393,664)	(4,176,491)
Net increase (decrease) in net assets from capital transactions	54,863	1,351,440
NET INCREASE (DECREASE) IN NET ASSETS	1,189,253	1,007,273

NET ASSETS:
Beginning of the period	29,311,947	28,304,674
End of the period	$30,501,200	$29,311,947

SHARES TRANSACTIONS
Shares sold - Class L	11,355	90,322
Shares issued from reinvestment of distributions - Class L	61,539	83,702
Shares redeemed - Class L	(69,078)	(123,441)
Total increase (decrease) in shares outstanding	3,816	50,583

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$557,273	$644,001
Net realized gain (loss)	1,274,244	1,152,737
Net change in unrealized appreciation (depreciation)	3,011,822	2,524,818
Net increase (decrease) in net assets from operations	4,843,339	4,321,556

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class L	(1,909,549)	(981,218)
Total distributions to shareholders	(1,909,549)	(981,218)

CAPITAL TRANSACTIONS:
Shares sold - Class L	313,500	2,053,034
Shares issued from reinvestment of distributions - Class L	1,909,549	981,218
Shares redeemed - Class L	(2,671,103)	(4,847,639)
Net increase (decrease) in net assets from capital transactions	(448,054)	(1,813,387)
NET INCREASE (DECREASE) IN NET ASSETS	2,485,736	1,526,951

NET ASSETS:
Beginning of the period	22,483,984	20,957,033
End of the period	$24,969,720	$22,483,984

SHARES TRANSACTIONS
Shares sold - Class L	8,969	73,240
Shares issued from reinvestment of distributions - Class L	57,795	38,434
Shares redeemed - Class L	(77,829)	(170,344)
Total increase (decrease) in shares outstanding	(11,065)	(58,670)

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$577,732	$947,386
Net realized gain (loss)	(30,230)	(166,655)
Net change in unrealized appreciation (depreciation)	28,872	214,061
Net increase (decrease) in net assets from operations	576,374	994,792

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class L	(850,596)	(916,426)
Total distributions to shareholders	(850,596)	(916,426)

CAPITAL TRANSACTIONS:
Shares sold - Class L	2,237,489	1,870,932
Shares issued from reinvestment of distributions - Class L	850,596	916,426
Shares redeemed - Class L	(1,995,970)	(3,696,779)
Net increase (decrease) in net assets from capital transactions	1,092,115	(909,421)
NET INCREASE (DECREASE) IN NET ASSETS	817,893	(831,055)

NET ASSETS:
Beginning of the period	24,921,949	25,753,004
End of the period	$25,739,842	$24,921,949

SHARES TRANSACTIONS
Shares sold - Class L	91,502	76,641
Shares issued from reinvestment of distributions - Class L	35,353	38,651
Shares redeemed - Class L	(81,442)	(152,499)
Total increase (decrease) in shares outstanding	45,413	(37,207)

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022	YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$34.19	$35.09	$31.58	$31.90	$36.70	$25.62
INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.25	0.27	0.28	0.23	0.25
Net realized and unrealized gain (loss) on investments (b)	3.45	2.29	5.74	2.62	(2.37)	12.06
Total from investment operations	3.75	2.54	6.01	2.90	(2.14)	12.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.29)	(0.33)	(0.26)	(0.34)	(0.29)
Net realized gains	(2.11)	(3.15)	(2.17)	(2.96)	(2.32)	(0.94)
Total distributions	(2.52)	(3.44)	(2.50)	(3.22)	(2.66)	(1.23)
Net asset value, end of period	$35.42	$34.19	$35.09	$31.58	$31.90	$36.70
TOTAL RETURN (c)	11.42%	7.94%	19.90%	10.14%	(6.64)%	49.31%

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of period (in thousands)	$30,501	$29,312	$28,305	$27,771	$27,817	$31,796
Ratio of expenses to average net assets (e)	0.59%	0.73%	0.76%	0.74%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets (e)	1.77%	0.78%	0.84%	0.90%	0.65%	0.77%
Portfolio turnover rate (c)	2%	11%	8%	9%	15%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022	YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$32.89	$28.23	$24.83	$22.22	$28.00	$21.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.83	0.87	0.73	0.61	0.73	0.37
Net realized and unrealized gain (loss) on investments (b)	6.39	5.11	3.46	2.73	(4.87)	6.80
Total from investment operations	7.22	5.98	4.19	3.34	(4.14)	7.17
LESS DISTRIBUTIONS FROM:
Net investment income	(1.19)	(0.81)	(0.79)	(0.50)	(0.82)	(0.35)
Net realized gains	(1.79)	(0.51)	—	(0.23)	(0.82)	(0.17)
Total distributions	(2.98)	(1.32)	(0.79)	(0.73)	(1.64)	(0.52)
Net asset value, end of period	$37.13	$32.89	$28.23	$24.83	$22.22	$28.00
TOTAL RETURN (c)	23.07%	22.54%	17.23%	15.39%	(15.66)%	33.96%

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of period (in thousands)	$24,970	$22,484	$20,957	$20,351	$19,100	$22,780
Ratio of expenses to average net assets (e)	0.61%	0.78%	0.83%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets (e)	4.88%	3.07%	2.84%	2.60%	2.86%	1.48%
Portfolio turnover rate (c)	4%	11%	6%	11%	11%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022	YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$24.57	$24.49	$23.70	$23.67	$25.55	$25.66
INVESTMENT OPERATIONS:
Net investment income(a)	0.55	0.91	0.74	0.37	0.10	0.02
Net realized and unrealized gain (loss) on investments (b)	—	0.05	0.69	(0.05)	(1.90)	0.04
Total from investment operations	0.55	0.96	1.43	0.32	(1.80)	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.88)	(0.64)	(0.29)	(0.08)	(0.16)
Net realized capital gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.83)	(0.88)	(0.64)	(0.29)	(0.08)	(0.17)
Net asset value, end of period	$24.29	$24.57	$24.49	$23.70	$23.67	$25.55
TOTAL RETURN (c)	2.28%	4.04%	6.12%	1.36%	(7.08)%	0.22%

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of period (in thousands)	$25,740	$24,922	$25,753	$26,927	$28,299	$33,103
Ratio of expenses to average net assets (e)	0.66%	0.75%	0.76%	0.74%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets (e)	4.56%	3.74%	3.10%	1.59%	0.39%	0.07%
Portfolio turnover rate (c)	6%	19%	15%	8%	7%	8%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Portfolios is February 28, 2026 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the U.S. Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the

12

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

“Board” and such members thereof, “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

The Board has adopted a pricing and valuation policy for use by each Portfolio and its Valuation Designee (as defined below) in calculating a Portfolio’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee, in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open-End Funds	$24,428,934	$—	$—	$24,428,934
Investments Measured at Net Asset Value*	—	—	—	5,814,132
Money Market Funds	285,698	—	—	285,698
Total Investments**	$24,714,632	$—	$—	$30,528,764

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

13

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open-End Funds	$19,294,942	$—	$—	$19,294,942
Investments Measured at Net Asset Value*	—	—	—	5,495,102
Money Market Funds	226,011	—	—	226,011
Total Investments**	$19,520,953	$—	$—	$25,016,055

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open-End Funds	$22,280,206	$—	$—	$22,280,206
Investments Measured at Net Asset Value*	—	—	—	3,086,678
Investments Purchased with Proceeds from Securities Lending*	—	—	—	4,760,971
Money Market Funds	380,682	—	—	380,682
Total Investments**	$22,660,888	$—	$—	$30,508,537

Refer to the Schedule of Investments for further disaggregation of investment categories.

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of

14

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

15

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

OPERATING SEGMENTS -- are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Portfolios is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

PORTFOLIO	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

Effective June 1, 2025, the Advisory Fee was updated to:

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $4 billion	0.48
Over $4 billion	0.35

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2026.

PORTFOLIO	EXPENSE CAP
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a distribution agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

PORTFOLIO	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$695,000	$2,193,841
Matson Money International Equity VI Portfolio	1,028,225	2,505,760
Matson Money Fixed Income VI Portfolio	1,971,134	1,447,886

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

5. Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

PORTFOLIO	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity VI Portfolio	$22,573,451	$7,033,083	$(211,316)	$6,821,767
Matson Money International Equity VI Portfolio	16,636,036	6,422,212	(492,820)	5,929,392
Matson Money Fixed Income VI Portfolio	25,674,305	312,676	(791,121)	(478,445)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2025, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

PORTFOLIO	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity VI Portfolio	$49,087	$1,359,459	$—	$6,821,767
Matson Money International Equity VI Portfolio	160,089	923,751	—	5,929,392
Matson Money Fixed Income VI Portfolio	260,635	—	(567,612)	(478,445)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

PORTFOLIO	ORDINARY INCOME	LONG-TERM GAINS	RETURN OF CAPITAL	TOTAL
Matson Money U.S. Equity VI Portfolio	$227,887	$2,447,241	—	$2,675,128
Matson Money International Equity VI Portfolio	603,814	377,404	—	981,218
Matson Money Fixed Income VI Portfolio	916,426	—	—	916,426

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Portfolios may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. The Matson Money Fixed Income Portfolio deferred qualified late-year losses of $567,612, which will be treated as arising on the first business day of the following fiscal year.

The Portfolios are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Portfolios had no unexpiring short-term or long-term losses.

6. SECURITIES LENDING

The Portfolios may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Portfolios is determined. When the collateral falls below specified amounts, the Portfolios’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolios will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Portfolios will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Portfolios to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Matson Money U.S. Equity Portfolio	$—	$—	$—
Matson Money International Equity Portfolio	—	—	712
Matson Money Fixed Income Portfolio	4,650,412	4,760,971	5,719

Securities lending transactions are entered into by the Portfolios’ securities lending agent on behalf of the Portfolios under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolios’ securities lending agent on behalf of the Portfolios under certain circumstances including an event of default (such as bankruptcy or

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

FEBRUARY 28, 2026 (UNAUDITED)

insolvency), to offset amounts payable on behalf of the Portfolios to the same counterparty against amounts to be received and create one single net payment due to or from the Portfolios. The following table is a summary of the Portfolios’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Matson Money U.S. Equity Portfolio	$—	$—	$—	$—	$—	$—
Matson Money International Equity Portfolio	—	—	—	—	—	—
Matson Money Fixed Income Portfolio	4,650,412	—	4,650,412	(4,650,412)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money Funds at 513-204-8000 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

21

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements

Motley Fool Asset Management ETFs
Series of The RBB Fund, Inc.

2/28/26
(UNAUDITED)

Motley Fool Global Opportunities ETF
Motley Fool Mid-Cap Growth ETF
Motley Fool 100 Index ETF
Motley Fool Small-Cap Growth ETF
Motley Fool Capital Efficiency 100 Index ETF
Motley Fool Next Index ETF
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Motley Fool global opportunities ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

Allocation of Portfolio Holdings by Country as of February 28, 2026	Values	% of Net Assets
United States	$201,412,820	55.5%
United Kingdom	41,666,705	11.5
Philippines	20,052,975	5.5
Canada	19,933,627	5.5
Taiwan	14,683,536	4.0
Japan	14,131,536	3.9
Thailand	10,962,252	3.0
Ireland	10,761,639	3.0
China	10,622,669	2.9
Argentina	7,598,018	2.1
Germany	6,653,486	1.8
Spain	5,605,768	1.5
Israel	5,356,597	1.5
Netherlands	3,237,304	0.9
Kenya	992,248	0.3
United Arab Emirates	0	— (a)
Liabilities in Excess of Other Assets	(10,474,232)	(2.9)
	$363,196,948	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of February 28, 2026	Values	% of Net Assets
Industrials	$86,095,030	23.8%
Financials	62,523,171	17.2
Communication Services	52,674,152	14.5
Information Technology	40,155,054	11.0
Consumer Discretionary	37,947,037	10.4
Real Estate	25,004,721	6.9
Health Care	22,689,042	6.3
Consumer Staples	21,146,450	5.8
Materials	6,653,486	1.8
Investments Purchased with Proceeds from Securities Lending	18,783,037	5.2
Liabilities in Excess of Other Assets	(10,474,232)	(2.9)
	$363,196,948	100.0%

The accompanying notes are an integral part of these financial statements.
1

Motley Fool global opportunities ETF

Schedule of Investments (continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.7%
Argentina — 2.1%
MercadoLibre, Inc. (a)	4,323	$7,598,018

Canada — 5.5%
Canadian National Railway Co. (b)	49,782	5,585,042
Waste Connections, Inc.	83,359	14,348,585
		19,933,627
China — 2.9%
Yum China Holdings, Inc.	193,456	10,622,669

Germany — 1.8%
Symrise AG	72,582	6,653,486

Ireland — 3.0%
ICON PLC (a)(b)	29,238	3,161,797
Kerry Group PLC - Class A	68,883	6,128,830
Kerry Group PLC - Class A	17,485	1,471,012
		10,761,639
Israel — 1.5%
Cellebrite DI Ltd. (a)	401,544	5,356,597

Japan — 3.9%
Nintendo Co. Ltd.	245,342	14,131,536

Kenya — 0.3%
Safaricom PLC	4,000,000	992,248

Netherlands — 0.9%
Universal Music Group NV	143,368	3,237,304

Philippines — 5.5%
International Container Terminal Services, Inc.	1,610,522	20,052,975

Spain — 1.5%
Cellnex Telecom SA (c)	147,611	5,605,768

Taiwan — 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	39,200	14,683,536

Thailand — 3.0%
Fabrinet (a)	20,091	$10,962,252

United Arab Emirates — 0.0% (d)
NMC Health PLC (a)(e)	485,482	0

United Kingdom — 11.5%
Aon PLC - Class A	26,867	9,013,072
Ashtead Group PLC	93,881	6,738,410
Close Brothers Group PLC (a)	1,513,834	10,114,940
London Stock Exchange Group PLC	79,641	9,509,309
RELX PLC - ADR (b)	86,500	3,009,335
Rentokil Initial PLC - ADR (b)	103,791	3,246,582
System1 Group PLC	13,138	35,057
		41,666,705
United States — 50.3% (f)
Alphabet, Inc. - Class C	81,405	25,351,959
Alphatec Holdings, Inc. (a)	351,023	4,780,933
Amazon.com, Inc. (a)	93,935	19,726,350
American Tower Corp.	48,458	9,297,152
Axon Enterprise, Inc. (a)	20,688	11,221,171
Brookfield Asset Management Ltd. (b)	178,508	8,345,249
Costco Wholesale Corp.	13,402	13,546,608
DexCom, Inc. (a)	116,877	8,582,278
Equinix, Inc.	11,538	11,241,012
Fastenal Co.	211,244	9,725,674
Mastercard, Inc. - Class A	27,736	14,345,336
Netflix, Inc. (a)	34,500	3,320,280
Salesforce, Inc.	33,125	6,452,419
SBA Communications Corp.	22,204	4,466,557
ServiceNow, Inc. (a)	25,000	2,700,250
StoneX Group, Inc. (a)	87,806	11,195,265
Waters Corp. (a)	19,300	6,164,034
Watsco, Inc. (b)	29,155	12,167,256
		182,629,783
TOTAL COMMON STOCKS (Cost $190,203,849)		354,888,143

The accompanying notes are an integral part of these financial statements.
2

Motley Fool global opportunities ETF

Schedule of Investments (concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (g)	18,783,037	$18,783,037
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,783,037)		18,783,037

TOTAL INVESTMENTS — 102.9% (Cost $208,986,886)		373,671,180
Liabilities in Excess of Other Assets — (2.9)%		(10,474,232)
TOTAL NET ASSETS — 100.0%		$363,196,948

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $18,622,417.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $5,605,768 or 1.5% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.

(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(f)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(g)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.
3

Motley Fool mid-cap growth ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace & Defense — 3.0%
Axon Enterprise, Inc. (a)	7,323	$3,971,995

Air Freight & Logistics — 5.5%
GXO Logistics, Inc. (a)	115,246	7,240,906

Building Products — 0.1%
Carlisle Cos., Inc.	246	97,113

Capital Markets — 7.9%
Morningstar, Inc.	9,919	1,816,566
StoneX Group, Inc. (a)	66,937	8,534,467
		10,351,033
Consumer Staples Distribution & Retail — 2.2%
Performance Food Group Co. (a)	29,223	2,836,384

Financial Services — 3.8%
Toast, Inc. - Class A (a)	180,942	4,941,526

Health Care Equipment & Supplies — 14.6%
Alphatec Holdings, Inc. (a)	328,965	4,480,503
Cooper Cos., Inc. (a)(b)	31,582	2,642,466
DexCom, Inc. (a)	87,997	6,461,620
Penumbra, Inc. (a)(b)	16,213	5,583,595
		19,168,184
Health Care Providers & Services — 4.1%
HealthEquity, Inc. (a)	70,733	5,410,367

Hotels, Restaurants & Leisure — 3.6%
Wingstop, Inc. (b)	18,113	4,700,505

Insurance — 4.1%
Brown & Brown, Inc.	74,309	5,336,872
Goosehead Insurance, Inc. - Class A (a)(b)	670	36,314
		5,373,186
IT Services — 2.7%
MongoDB, Inc. (a)	10,652	3,498,863

Life Sciences Tools & Services — 6.6%
Waters Corp. (a)	12,580	$4,017,801
West Pharmaceutical Services, Inc.	18,386	4,676,295
		8,694,096
Professional Services — 4.5%
Broadridge Financial Solutions, Inc.	31,765	5,904,161

Software — 15.0%
Alarm.com Holdings, Inc. (a)	54,971	2,630,362
Datadog, Inc. - Class A (a)	35,027	3,921,623
Guidewire Software, Inc. (a)	30,901	4,490,533
HubSpot, Inc. (a)	11,210	2,965,157
Monday.com Ltd. (a)(b)	21,529	1,563,867
Tyler Technologies, Inc. (a)	11,503	4,079,999
		19,651,541
Specialized REITs — 4.3%
SBA Communications Corp.	27,682	5,568,511

Specialty Retail — 3.3%
Tractor Supply Co.	82,788	4,291,730

Trading Companies & Distributors — 13.7%
Fastenal Co.	67,305	3,098,722
QXO, Inc. (a)	329,598	7,893,872
SiteOne Landscape Supply, Inc. (a)(b)	32,582	4,655,642
Watsco, Inc. (b)	5,497	2,294,063
		17,942,299
TOTAL COMMON STOCKS (Cost $97,107,232)		129,642,400

The accompanying notes are an integral part of these financial statements.
4

Motley Fool mid-cap growth ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	8,534,209	$8,534,209
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,534,209)		8,534,209

TOTAL INVESTMENTS — 105.5% (Cost $105,641,441)		138,176,609
Liabilities in Excess of Other Assets — (5.5)%		(7,164,100)
TOTAL NET ASSETS — 100.0%		$131,012,509

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $8,353,062.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.
5

Motley Fool 100 Index ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Altaba, Inc. - Escrow Shares (a)(b)	8,565	$8,479

Aerospace & Defense — 1.3%
Axon Enterprise, Inc. (b)	6,374	3,457,258
Howmet Aerospace, Inc.	37,903	9,950,674
Rocket Lab Corp. (b)	52,886	3,654,423
TransDigm Group, Inc.	5,322	6,933,448
		23,995,803
Air Freight & Logistics — 0.5%
FedEx Corp.	21,930	8,486,910

Automobiles — 3.5%
Ford Motor Co.	372,366	5,246,637
Tesla, Inc. (b)	150,804	60,700,118
		65,946,755
Banks — 2.3%
JPMorgan Chase & Co.	126,035	37,848,311
Truist Financial Corp.	119,401	5,887,663
		43,735,974
Beverages — 0.4%
Monster Beverage Corp. (b)	91,120	7,772,536

Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc. (b)	12,317	4,100,576
Amgen, Inc.	50,221	19,493,783
Gilead Sciences, Inc.	115,712	17,235,302
Vertex Pharmaceuticals, Inc. (b)	23,666	11,757,979
		52,587,640
Broadline Retail — 4.6%
Amazon.com, Inc. (b)	375,794	78,916,740
Coupang, Inc. (b)	170,360	3,250,469
eBay, Inc.	43,424	3,945,504
		86,112,713
Capital Markets — 2.6%
CME Group, Inc.	33,698	10,766,511
Goldman Sachs Group, Inc.	29,453	25,316,915
Intercontinental Exchange, Inc.	53,184	8,729,090
Capital Markets — 2.6% (continued)
Nasdaq, Inc.	53,371	$4,674,232
		49,486,748
Chemicals — 0.9%
Ecolab, Inc.	26,413	8,144,449
Sherwin-Williams Co.	22,995	8,337,757
		16,482,206
Commercial Services & Supplies — 1.1%
Cintas Corp.	37,312	7,504,563
Copart, Inc. (b)	90,286	3,438,994
Waste Management, Inc.	37,567	9,047,636
		19,991,193
Communications Equipment — 1.2%
Arista Networks, Inc. (b)	119,727	15,983,555
Motorola Solutions, Inc.	15,517	7,483,228
		23,466,783
Consumer Staples Distribution & Retail — 4.7%
Costco Wholesale Corp.	41,400	41,846,706
Walmart, Inc.	361,647	46,272,734
		88,119,440
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	80,722	12,138,974

Entertainment — 3.5%
Netflix, Inc. (b)	425,103	40,911,913
ROBLOX Corp. - Class A (b)	65,618	4,505,332
Take-Two Interactive Software, Inc. (b)	17,225	3,642,743
Walt Disney Co.	166,554	17,661,386
		66,721,374
Financial Services — 8.2%
Berkshire Hathaway, Inc. - Class B (b)	85,490	43,168,175
Block, Inc. (b)	56,688	3,611,026
Mastercard, Inc. - Class A	83,500	43,187,035
PayPal Holdings, Inc.	39,776	1,838,049
Rocket Cos., Inc. - Class A	266,354	4,844,979
Visa, Inc. - Class A	178,412	57,116,818
		153,766,082
Ground Transportation — 1.8%
Old Dominion Freight Line, Inc.	19,440	3,947,292

The accompanying notes are an integral part of these financial statements.
6

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Ground Transportation — 1.8% (continued)
Uber Technologies, Inc. (b)	196,315	$14,806,077
Union Pacific Corp. (c)	55,320	14,658,694
		33,412,063
Health Care Equipment & Supplies — 1.7%
DexCom, Inc. (b)	36,352	2,669,327
GE HealthCare Technologies, Inc.	42,487	3,580,380
IDEXX Laboratories, Inc. (b)	7,442	4,887,385
Intuitive Surgical, Inc. (b)	33,071	16,651,579
ResMed, Inc.	13,594	3,483,598
		31,272,269
Health Care Providers & Services — 1.7%
CVS Health Corp.	118,756	9,488,604
HCA Healthcare, Inc.	21,300	11,282,610
McKesson Corp.	11,593	11,446,581
		32,217,795
Health Care Technology — 0.2%
Veeva Systems, Inc. - Class A (b)	15,327	2,789,667

Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc. - Class A (b)	56,391	7,618,988
Booking Holdings, Inc.	3,003	12,730,768
Chipotle Mexican Grill, Inc. (b)	123,058	4,580,219
DoorDash, Inc. - Class A (b)	40,625	7,169,094
Marriott International, Inc. - Class A	25,035	8,555,210
Starbucks Corp.	106,081	10,398,060
		51,052,339
Industrial Conglomerates — 0.4%
3M Co.	49,558	8,192,929

Insurance — 0.6%
Progressive Corp.	55,407	11,838,260

Interactive Media & Services — 10.9%
Alphabet, Inc. - Class C	423,860	132,002,720
Meta Platforms, Inc. - Class A	110,943	71,911,033
Reddit, Inc. - Class A (b)	9,948	1,450,518
		205,364,271
IT Services — 0.8%
Cloudflare, Inc. - Class A (b)	32,956	$5,674,694
Cognizant Technology Solutions Corp. - Class A	45,035	2,901,605
Snowflake, Inc. - Class A (b)	32,659	5,500,102
		14,076,401
Machinery — 0.4%
Cummins, Inc.	12,868	7,513,239

Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	185,014	34,553,215
Kinder Morgan, Inc.	209,785	6,979,547
		41,532,762
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	189,941	11,846,620

Real Estate Management & Development — 0.1%
CoStar Group, Inc. (b)	39,523	1,763,911

Semiconductors & Semiconductor Equipment — 15.0%
Advanced Micro Devices, Inc. (b)	163,890	32,812,417
Broadcom, Inc.	216,669	69,236,579
Lam Research Corp.	121,835	28,495,988
NVIDIA Corp.	860,501	152,472,172
		283,017,156
Software — 11.2%
Adobe Systems, Inc. (b)	39,052	10,247,635
AppLovin Corp. - Class A (b)	33,487	14,559,143
Autodesk, Inc. (b)	19,733	4,851,753
Crowdstrike Holdings, Inc. - Class A (b)	23,627	8,788,771
Datadog, Inc. - Class A (b)	32,698	3,660,868
Fair Isaac Corp. (b)	2,207	3,110,458
Fortinet, Inc. (b)	69,388	5,483,734
Intuit, Inc.	19,905	8,141,742
Microsoft Corp.	260,669	102,375,143
Palo Alto Networks, Inc. (b)	65,098	9,694,394
Salesforce, Inc.	84,612	16,481,572
ServiceNow, Inc. (b)	86,595	9,353,126
Synopsys, Inc. (b)	17,884	7,403,976
Workday, Inc. - Class A (b)	22,398	2,995,956

The accompanying notes are an integral part of these financial statements.
7

Motley Fool 100 Index ETF

Schedule of Investments (concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Software — 11.2% (continued)
Zoom Communications, Inc. - Class A (b)	27,621	$2,042,297
Zscaler, Inc. (b)	14,861	2,184,418
		211,374,986
Specialized REITs — 1.2%
American Tower Corp.	43,661	8,376,800
Digital Realty Trust, Inc.	32,091	5,686,525
Equinix, Inc.	9,151	8,915,453
		22,978,778
Specialty Retail — 1.1%
Carvana Co. (b)(c)	13,175	4,402,558
TJX Cos., Inc.	103,591	16,746,521
		21,149,079
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	518,239	136,908,379

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. - Class B	137,844	8,571,140

Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.	104,341	22,651,388
TOTAL COMMON STOCKS (Cost $1,474,672,964)		1,878,343,042

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (d)	14,922,796	$14,922,796
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,922,796)		14,922,796

TOTAL INVESTMENTS — 100.6% (Cost $1,489,595,760)		1,893,265,838
Liabilities in Excess of Other Assets — (0.6)%		(11,569,107)
TOTAL NET ASSETS — 100.0%		$1,881,696,731

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,479 or 0.0% of net assets as of February 28, 2026.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $14,555,617.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.
8

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace & Defense — 7.6%
Hexcel Corp. (a)	35,091	$3,252,585
Leonardo DRS, Inc.	46,254	2,006,961
		5,259,546
Air Freight & Logistics — 5.2%
GXO Logistics, Inc. (b)	56,976	3,579,802

Automobile Components — 0.3%
Gentex Corp.	8,358	195,577

Banks — 4.6%
Live Oak Bancshares, Inc.	59,721	2,166,081
Towne Bank/Portsmouth VA	30,014	1,028,279
		3,194,360
Biotechnology — 5.2%
ADMA Biologics, Inc. (b)	107,589	1,675,161
Ultragenyx Pharmaceutical, Inc. (b)	83,491	1,952,854
		3,628,015
Building Products — 0.2%
Trex Co., Inc. (a)(b)	3,033	125,627

Capital Markets — 7.4%
StoneX Group, Inc. (b)	40,216	5,127,540

Chemicals — 2.9%
Eastman Chemical Co.	26,263	1,983,119

Diversified Consumer Services — 3.8%
Frontdoor, Inc. (b)	38,001	2,605,729

Electronic Equipment, Instruments & Components — 7.1%
Evolv Technologies Holdings, Inc. (b)	386,392	2,047,877
IPG Photonics Corp. (b)	21,738	2,860,069
		4,907,946
Financial Services — 3.6%
Toast, Inc. - Class A (b)	90,324	2,466,748

Ground Transportation — 0.2%
RXO, Inc. (b)	10,195	$162,712

Health Care Equipment & Supplies — 10.9%
Alphatec Holdings, Inc. (b)	197,464	2,689,460
Penumbra, Inc. (a)(b)	8,190	2,820,554
UFP Technologies, Inc. (a)(b)	9,754	2,053,997
		7,564,011
Health Care Providers & Services — 3.1%
HealthEquity, Inc. (a)(b)	27,728	2,120,915

Industrial REITs — 2.4%
STAG Industrial, Inc.	42,263	1,657,555

Insurance — 2.4%
Goosehead Insurance, Inc. - Class A (a)(b)	30,598	1,658,412

Oil, Gas & Consumable Fuels — 0.3%
Northern Oil & Gas, Inc. (a)	8,593	237,081

Personal Care Products — 0.2%
BellRing Brands, Inc. (b)	9,050	166,430

Professional Services — 3.1%
Verra Mobility Corp. (b)	127,992	2,138,746

Retail REITs — 2.8%
Agree Realty Corp.	24,380	1,962,102

Semiconductors & Semiconductor Equipment — 5.0%
SiTime Corp. (b)	4,980	1,981,442
Ultra Clean Holdings, Inc. (b)	25,000	1,517,000
		3,498,442
Software — 7.7%
Alarm.com Holdings, Inc. (b)	1,406	67,277
LiveRamp Holdings, Inc. (b)	90,452	2,457,581
nCino, Inc. (b)	92,208	1,488,237
Q2 Holdings, Inc. (b)	27,228	1,310,211
		5,323,306

The accompanying notes are an integral part of these financial statements.
9

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Specialty Retail — 1.4%
Warby Parker, Inc. - Class A (a)(b)	37,595	$940,251

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc. (b)	1,608	145,862

Trading Companies & Distributors — 9.5%
Herc Holdings, Inc. (a)	20,280	2,834,941
QXO, Inc. (b)	109,616	2,625,303
SiteOne Landscape Supply, Inc. (b)	7,879	1,125,831
		6,586,075
TOTAL COMMON STOCKS (Cost $57,596,994)		67,235,909

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	8,584,376	$8,584,376
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,584,376)		8,584,376

TOTAL INVESTMENTS — 109.5% (Cost $66,181,370)		75,820,285
Liabilities in Excess of Other Assets — (9.5)%		(6,556,443)
TOTAL NET ASSETS — 100.0%		$69,263,842

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $8,274,083.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.
10

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Air Freight & Logistics — 1.0%
FedEx Corp.	2,398	$928,026

Automobile Components — 0.0% (a)
Phinia, Inc.	354	25,711

Beverages — 0.9%
Monster Beverage Corp. (b)	9,437	804,976

Biotechnology — 2.5%
Exelixis, Inc. (b)	3,689	162,537
Gilead Sciences, Inc.	14,000	2,085,300
Iovance Biotherapeutics, Inc. (b)	4,009	15,475
		2,263,312
Broadline Retail — 5.1%
Amazon.com, Inc. (b)	19,295	4,051,950
eBay, Inc.	4,538	412,323
Etsy, Inc. (b)	1,191	65,362
Ollie’s Bargain Outlet Holdings, Inc. (b)	610	65,331
		4,594,966
Capital Markets — 0.1%
Donnelley Financial Solutions, Inc. (b)	387	19,257
PJT Partners, Inc. - Class A	295	43,566
		62,823
Chemicals — 2.3%
Ecolab, Inc.	2,785	858,755
RPM International, Inc.	1,397	159,425
Sherwin-Williams Co.	2,935	1,064,202
		2,082,382
Commercial Services & Supplies — 1.6%
Cintas Corp.	5,080	1,021,740
Rollins, Inc.	7,000	426,230
		1,447,970
Communications Equipment — 2.7%
Arista Networks, Inc. (b)	12,022	1,604,937
Motorola Solutions, Inc.	1,724	831,416
		2,436,353

Construction & Engineering — 0.4%
EMCOR Group, Inc.	478	$346,368

Consumer Staples Distribution & Retail — 12.5%
Casey’s General Stores, Inc.	383	262,581
Costco Wholesale Corp.	5,175	5,230,838
Maplebear, Inc. (b)	3,331	124,946
Sprouts Farmers Market, Inc. (b)	1,440	106,373
Sysco Corp.	5,706	520,159
United Natural Foods, Inc. (b)	858	32,784
Walmart, Inc.	39,047	4,996,064
		11,273,745
Distributors — 0.1%
LKQ Corp.	2,305	76,319

Entertainment — 5.1%
Netflix, Inc. (b)	46,700	4,494,408
Roku, Inc. (b)	1,489	146,533
		4,640,941
Financial Services — 9.0%
Jack Henry & Associates, Inc.	808	131,268
Mastercard, Inc. - Class A	7,673	3,968,552
Visa, Inc. - Class A	12,591	4,030,883
		8,130,703
Ground Transportation — 2.1%
Old Dominion Freight Line, Inc.	2,214	449,552
Union Pacific Corp.	5,364	1,421,353
		1,870,905
Health Care Equipment & Supplies — 3.8%
Align Technology, Inc. (b)	714	135,731
IDEXX Laboratories, Inc. (b)	1,127	740,135
Insulet Corp. (b)	770	189,890
Intuitive Surgical, Inc. (b)	3,680	1,852,917
ResMed, Inc.	1,525	390,796
Solventum Corp. (b)	1,636	121,391
		3,430,860
Health Care Providers & Services — 2.8%
CVS Health Corp.	10,851	866,995
HCA Healthcare, Inc.	3,119	1,652,134
		2,519,129

The accompanying notes are an integral part of these financial statements.
11

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	353	$1,496,490
Chipotle Mexican Grill, Inc. (b)	17,345	645,581
		2,142,071
Household Durables — 0.1%
TopBuild Corp. (b)	253	113,420

Interactive Media & Services — 10.1%
Alphabet, Inc. - Class C	14,260	4,440,992
Match Group, Inc.	3,118	98,529
Meta Platforms, Inc. - Class A	6,744	4,371,326
Pinterest, Inc. - Class A (b)	9,678	165,784
		9,076,631
IT Services — 1.0%
Cognizant Technology Solutions Corp. - Class A	5,042	324,856
Gartner, Inc. (b)	930	146,196
GoDaddy, Inc. - Class A (b)	1,454	126,731
Kyndryl Holdings, Inc. (b)	2,025	24,968
MongoDB, Inc. (b)	823	270,331
		893,082
Leisure Products — 0.2%
Hasbro, Inc.	1,530	152,373

Life Sciences Tools & Services — 0.2%
Medpace Holdings, Inc. (b)	352	159,020

Machinery — 0.1%
Tennant Co.	209	12,755
Toro Co.	1,043	103,111
		115,866
Media — 0.3%
New York Times Co. - Class A	2,190	174,740
Trade Desk, Inc. - Class A (b)	4,814	114,670
		289,410
Personal Care Products — 0.1%
elf Beauty, Inc. (b)	708	65,171

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	24,152	1,506,360

Semiconductors & Semiconductor Equipment — 9.0%
Cirrus Logic, Inc. (b)	574	$81,003
Impinj, Inc. (b)	308	37,779
Lam Research Corp.	15,408	3,603,777
NVIDIA Corp.	24,287	4,303,414
Universal Display Corp.	422	45,023
		8,070,996
Software — 12.2%
Adobe Systems, Inc. (b)	5,050	1,325,171
Appfolio, Inc. - Class A (b)	439	78,037
Appian Corp. - Class A (b)	974	25,977
Asana, Inc. - Class A (b)	2,616	18,574
Autodesk, Inc. (b)	2,584	635,328
Crowdstrike Holdings, Inc. - Class A (b)	2,268	843,651
Docusign, Inc. (b)	2,877	129,666
Fair Isaac Corp. (b)	404	569,382
Figma, Inc. - Class A (b)	5,195	152,681
Fortinet, Inc. (b)	7,305	577,314
HubSpot, Inc. (b)	742	196,266
Manhattan Associates, Inc. (b)	731	98,999
Microsoft Corp.	9,070	3,562,152
Nutanix, Inc. - Class A (b)	2,994	114,610
Palo Alto Networks, Inc. (b)	6,484	965,597
Samsara, Inc. - Class A (b)	6,057	175,047
ServiceNow, Inc. (b)	9,820	1,060,658
ServiceTitan, Inc. - Class A (b)	1,234	89,329
Workday, Inc. - Class A (b)	2,565	343,094
		10,961,533
Specialty Retail — 4.2%
Five Below, Inc. (b)	619	138,365
Stitch Fix, Inc. - Class A (b)	1,873	6,237
TJX Cos., Inc.	15,043	2,431,851
Tractor Supply Co.	6,639	344,166
Ulta Beauty, Inc. (b)	658	450,592
Williams-Sonoma, Inc.	1,603	329,657
Winmark Corp.	90	41,062
		3,741,930

The accompanying notes are an integral part of these financial statements.
12

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	16,231	$4,287,906
Pure Storage, Inc. - Class A (b)	3,983	255,788
		4,543,694
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. - Class B	15,734	978,340
Under Armour, Inc. - Class A (b)	5,003	37,122
		1,015,462
Tobacco — 0.0% (a)
Turning Point Brands, Inc.	205	28,083

Trading Companies & Distributors — 0.2%
Watsco, Inc.	410	171,105
TOTAL COMMON STOCKS (Cost $81,709,986)		89,981,696

TOTAL INVESTMENTS — 99.9% (Cost $81,709,986)		89,981,696
Other Assets in Excess of Liabilities — 0.1%		96,774
TOTAL NET ASSETS — 100.0%		$90,078,470

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.
13

MOTLEY FOOL next index ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace & Defense — 3.3%
AeroVironment, Inc. (a)	764	$192,719
HEICO Corp.	1,855	592,598
Textron, Inc.	2,702	266,553
		1,051,870
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. (a)	1,748	109,827

Automobile Components — 0.8%
BorgWarner, Inc.	3,282	188,945
Phinia, Inc.	598	43,433
XPEL, Inc. (a)	423	18,028
		250,406
Banks — 0.7%
Axos Financial, Inc. (a)	864	75,012
Western Alliance Bancorp	1,668	133,974
		208,986
Beverages — 0.7%
Celsius Holdings, Inc. (a)	3,955	212,027

Biotechnology — 6.0%
AnaptysBio, Inc. (a)	428	23,561
Ardelyx, Inc. (a)	3,611	23,652
Biogen, Inc. (a)	2,251	431,787
BioMarin Pharmaceutical, Inc. (a)	2,947	181,918
Bridgebio Pharma, Inc. (a)	2,945	195,784
Cullinan Therapeutics, Inc. (a)	878	13,609
Editas Medicine, Inc. (a)	1,354	2,979
Emergent BioSolutions, Inc. (a)	817	6,659
Exelixis, Inc. (a)	4,130	181,968
Ionis Pharmaceuticals, Inc. (a)	2,480	201,252
Iovance Biotherapeutics, Inc. (a)	5,899	22,770
Moderna, Inc. (a)	5,995	321,152
Neurocrine Biosciences, Inc. (a)	1,529	202,210
REGENXBIO, Inc. (a)	752	6,798
TG Therapeutics, Inc. (a)	2,172	65,355
Viking Therapeutics, Inc. (a)	1,719	58,171
		1,939,625
Broadline Retail — 0.6%
Etsy, Inc. (a)	1,514	$83,088
Ollie’s Bargain Outlet Holdings, Inc. (a)	936	100,246
		183,334
Building Products — 0.2%
Trex Co., Inc. (a)	1,638	67,846

Capital Markets — 5.0%
Affiliated Managers Group, Inc.	432	132,270
Cboe Global Markets, Inc.	1,606	481,350
Donnelley Financial Solutions, Inc. (a)	394	19,605
FactSet Research Systems, Inc.	575	124,666
Houlihan Lokey, Inc.	1,077	176,380
Interactive Brokers Group, Inc. - Class A	6,831	486,299
Jefferies Financial Group, Inc.	3,165	140,526
PJT Partners, Inc. - Class A	372	54,937
		1,616,033
Chemicals — 0.9%
Perimeter Solutions, Inc. (a)	2,237	52,525
RPM International, Inc.	1,968	224,588
		277,113
Commercial Services & Supplies — 2.5%
Rollins, Inc.	7,379	449,307
Veralto Corp.	3,808	371,014
		820,321
Communications Equipment — 2.2%
Ubiquiti, Inc.	929	712,534

Construction & Engineering — 5.6%
Comfort Systems USA, Inc.	523	747,560
EMCOR Group, Inc.	688	498,539
MasTec, Inc. (a)	1,193	355,538
Sterling Infrastructure, Inc. (a)	470	201,221
		1,802,858
Consumer Finance — 1.6%
Bread Financial Holdings, Inc.	702	49,744
Nelnet, Inc. - Class A	553	71,591

The accompanying notes are an integral part of these financial statements.
14

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Consumer Finance — 1.6% (continued)
SoFi Technologies, Inc. (a)	19,280	$342,413
Upstart Holdings, Inc. (a)	1,471	40,055
		503,803
Consumer Staples Distribution & Retail — 4.2%
Casey’s General Stores, Inc.	570	390,786
Maplebear, Inc. (a)	4,026	151,015
Sprouts Farmers Market, Inc. (a)	1,446	106,816
Sysco Corp.	7,343	669,388
United Natural Foods, Inc. (a)	924	35,306
		1,353,311
Distributors — 0.4%
LKQ Corp.	3,926	129,990

Diversified Consumer Services — 0.2%
Duolingo, Inc. (a)	708	71,508

Diversified Telecommunication Services — 1.0%
AST SpaceMobile, Inc. (a)	4,174	330,539
Bandwidth, Inc. - Class A (a)	469	6,951
		337,490
Electronic Equipment, Instruments & Components — 3.2%
Aeva Technologies, Inc. (a)	859	11,390
Cognex Corp.	2,566	139,591
Coherent Corp. (a)	2,401	621,691
IPG Photonics Corp. (a)	648	85,257
Zebra Technologies Corp. - Class A (a)	779	174,465
		1,032,394
Entertainment — 2.5%
Live Nation Entertainment, Inc. (a)	3,513	569,598
Roku, Inc. (a)	2,271	223,489
		793,087
Financial Services — 1.9%
Euronet Worldwide, Inc. (a)	643	44,721
Jack Henry & Associates, Inc.	1,112	180,655
Marqeta, Inc. - Class A (a)	6,842	26,273
Shift4 Payments, Inc. - Class A (a)	1,050	46,273
Toast, Inc. - Class A (a)	9,005	245,927
Financial Services — 1.9% (continued)
WEX, Inc. (a)	526	$78,474
		622,323
Food Products — 1.5%
Darling Ingredients, Inc. (a)	2,416	128,434
Freshpet, Inc. (a)	746	63,000
McCormick & Co., Inc.	4,116	292,401
Vital Farms, Inc. (a)	665	14,025
		497,860
Ground Transportation — 1.7%
RXO, Inc. (a)	2,506	39,996
U-Haul Holding Co. (a)	2,798	141,746
XPO, Inc. (a)	1,800	378,846
		560,588
Health Care Equipment & Supplies — 3.4%
Align Technology, Inc. (a)	1,102	209,490
ClearPoint Neuro, Inc. (a)	452	5,682
Globus Medical, Inc. - Class A (a)	2,053	195,979
Insulet Corp. (a)	1,081	266,585
Masimo Corp. (a)	825	144,664
Solventum Corp. (a)	2,660	197,372
TransMedics Group, Inc. (a)	523	75,971
		1,095,743
Health Care Providers & Services — 1.8%
Fulgent Genetics, Inc. (a)	471	7,221
Guardant Health, Inc. (a)	1,972	185,171
Progyny, Inc. (a)	1,316	23,280
Quest Diagnostics, Inc.	1,707	361,730
		577,402
Health Care Technology — 0.3%
Doximity, Inc. - Class A (a)	2,886	70,794
Teladoc, Inc. (a)	2,700	14,202
		84,996
Hotels, Restaurants & Leisure — 3.0%
Cava Group, Inc. (a)	1,772	146,137
Dutch Bros, Inc. - Class A (a)	1,888	101,215
Hyatt Hotels Corp. - Class A	1,457	235,305
Planet Fitness, Inc. - Class A (a)	1,273	104,577
Texas Roadhouse, Inc.	1,017	185,979

The accompanying notes are an integral part of these financial statements.
15

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Hotels, Restaurants & Leisure — 3.0% (continued)
Vail Resorts, Inc.	549	$74,560
Wingstop, Inc.	427	110,811
		958,584
Household Durables — 2.0%
Dream Finders Homes, Inc. - Class A (a)	1,421	25,677
Meritage Homes Corp.	1,087	81,982
NVR, Inc. (a)	46	345,818
TopBuild Corp. (a)	429	192,321
		645,798
Household Products — 0.1%
Spectrum Brands Holdings, Inc.	361	28,295

Industrial REITs — 0.4%
STAG Industrial, Inc.	2,865	112,365

Insurance — 2.6%
CNA Financial Corp.	4,151	199,331
Hagerty, Inc. - Class A (a)	1,511	17,739
Kinsale Capital Group, Inc.	359	139,892
Lemonade, Inc. (a)	1,143	59,139
Markel Group, Inc. (a)	195	404,132
Root, Inc. (a)	231	11,984
Trupanion, Inc. (a)	660	17,516
		849,733
Interactive Media & Services — 0.9%
Match Group, Inc.	3,620	114,392
Pinterest, Inc. - Class A (a)	10,359	177,450
		291,842
IT Services — 4.0%
Gartner, Inc. (a)	1,107	174,020
GoDaddy, Inc. - Class A (a)	2,074	180,770
Kyndryl Holdings, Inc. (a)	3,506	43,229
MongoDB, Inc. (a)	1,250	410,588
Okta, Inc. (a)	2,716	196,910
Twilio, Inc. - Class A (a)	2,327	281,474
		1,286,991
Leisure Products — 0.7%
Hasbro, Inc.	2,154	214,517

Life Sciences Tools & Services — 1.9%
Illumina, Inc. (a)	2,343	$315,040
Lifecore Biomedical, Inc. (a)	602	4,334
Medpace Holdings, Inc. (a)	433	195,612
Repligen Corp. (a)	864	111,223
		626,209
Machinery — 4.1%
Blue Bird Corp. (a)	483	28,145
Middleby Corp. (a)	777	131,204
Proto Labs, Inc. (a)	365	22,659
RBC Bearings, Inc. (a)	484	278,745
Tennant Co.	285	17,394
Toro Co.	1,498	148,092
Westinghouse Air Brake Technologies Corp.	2,623	692,341
		1,318,580
Media — 1.3%
Boston Omaha Corp. - Class A (a)	514	6,348
Magnite, Inc. (a)	2,135	29,079
New York Times Co. - Class A	2,491	198,757
PubMatic, Inc. - Class A (a)	701	5,678
Trade Desk, Inc. - Class A (a)	7,187	171,194
		411,056
Metals & Mining — 0.5%
MP Materials Corp. (a)	2,723	160,303

Oil, Gas & Consumable Fuels — 1.8%
EQT Corp.	9,341	573,724
Vitesse Energy, Inc.	595	11,490
		585,214
Passenger Airlines — 0.3%
Alaska Air Group, Inc. (a)	1,763	90,971

Personal Care Products — 0.3%
elf Beauty, Inc. (a)	904	83,213

Pharmaceuticals — 0.5%
Axsome Therapeutics, Inc. (a)	772	126,523
Nektar Therapeutics (a)	301	20,763
		147,286

The accompanying notes are an integral part of these financial statements.
16

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Professional Services — 2.2%
Broadridge Financial Solutions, Inc.	1,792	$333,079
Paycom Software, Inc.	842	105,949
SS&C Technologies Holdings, Inc.	3,742	281,735
		720,763
Real Estate Management & Development — 0.5%
Zillow Group, Inc. - Class C (a)	3,702	165,183

Residential REITs — 0.7%
Invitation Homes, Inc.	9,110	239,957

Semiconductors & Semiconductor Equipment — 3.9%
Astera Labs, Inc. (a)	2,585	307,176
Cirrus Logic, Inc. (a)	784	110,638
Enphase Energy, Inc. (a)	1,998	84,456
First Solar, Inc. (a)	1,611	317,689
Impinj, Inc. (a)	461	56,546
SiTime Corp. (a)	402	159,948
Skyworks Solutions, Inc.	2,280	135,842
Universal Display Corp.	726	77,457
		1,249,752
Software — 6.8%
Appfolio, Inc. - Class A (a)	553	98,301
Appian Corp. - Class A (a)	1,134	30,244
Asana, Inc. - Class A (a)	3,607	25,610
Blackbaud, Inc. (a)	721	34,997
BlackLine, Inc. (a)	913	32,183
Box, Inc. - Class A (a)	2,198	51,763
Braze, Inc. - Class A (a)	1,700	32,283
Docusign, Inc. (a)	3,072	138,455
Figma, Inc. - Class A (a)	7,366	216,487
Gitlab, Inc. - Class A (a)	2,571	67,617
HubSpot, Inc. (a)	804	212,666
Manhattan Associates, Inc. (a)	925	125,273
Nutanix, Inc. - Class A (a)	4,130	158,096
Q2 Holdings, Inc. (a)	958	46,099
Rubrik, Inc. - Class A (a)	2,974	154,529
Samsara, Inc. - Class A (a)	8,835	255,332
ServiceTitan, Inc. - Class A (a)	1,431	103,590
Software — 6.8% (continued)
Tyler Technologies, Inc. (a)	660	$234,096
Unity Software, Inc. (a)	6,553	119,461
Varonis Systems, Inc. (a)	1,803	41,649
		2,178,731
Specialty Retail — 6.2%
Camping World Holdings, Inc. - Class A	961	7,996
CarMax, Inc. (a)	2,195	94,758
Chewy, Inc. - Class A (a)	6,363	174,473
Five Below, Inc. (a)	846	189,106
GameStop Corp. - Class A (a)	6,869	165,062
RH (a)	290	48,056
Stitch Fix, Inc. - Class A (a)	1,993	6,637
Tractor Supply Co.	8,102	420,008
Ulta Beauty, Inc. (a)	670	458,809
Warby Parker, Inc. - Class A (a)	1,863	46,594
Williams-Sonoma, Inc.	1,832	376,751
Winmark Corp.	56	25,549
		2,013,799
Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. - Class A (a)	5,062	325,082

Textiles, Apparel & Luxury Goods — 0.1%
Under Armour, Inc. - Class A (a)	6,386	47,384

Tobacco — 0.1%
Turning Point Brands, Inc.	292	40,001

Trading Companies & Distributors — 1.4%
Watsco, Inc.	585	244,138
WESCO International, Inc.	747	216,256
		460,394

The accompanying notes are an integral part of these financial statements.
17

MOTLEY FOOL next index ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Transportation Infrastructure — 0.0% (b)
Sky Harbour Group Corp. (a)	518	$4,548
TOTAL COMMON STOCKS (Cost $29,396,146)		32,169,826

TOTAL INVESTMENTS — 99.8% (Cost $29,396,146)		32,169,826
Other Assets in Excess of Liabilities — 0.2%		76,250
TOTAL NET ASSETS — 100.0%		$32,246,076

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
18

Motley Fool Innovative Growth Factor ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 0.9%
Rocket Lab Corp. (a)	753	$52,032

Beverages — 1.3%
Monster Beverage Corp. (a)	913	77,879

Biotechnology — 7.4%
Alnylam Pharmaceuticals, Inc. (a)	377	125,511
AnaptysBio, Inc. (a)	48	2,642
Ardelyx, Inc. (a)	318	2,083
BioMarin Pharmaceutical, Inc. (a)	196	12,099
Bridgebio Pharma, Inc. (a)	518	34,437
Cullinan Therapeutics, Inc. (a)	177	2,744
Exelixis, Inc. (a)	763	33,618
Gilead Sciences, Inc.	1,347	200,636
Iovance Biotherapeutics, Inc. (a)	770	2,972
Neurocrine Biosciences, Inc. (a)	102	13,490
REGENXBIO, Inc. (a)	60	542
TG Therapeutics, Inc. (a)	170	5,115
Viking Therapeutics, Inc. (a)	336	11,370
		447,259
Broadline Retail — 5.5%
Amazon.com, Inc. (a)	1,345	282,450
eBay, Inc.	480	43,613
Etsy, Inc. (a)	162	8,890
		334,953
Capital Markets — 0.1%
Donnelley Financial Solutions, Inc. (a)	41	2,040
PJT Partners, Inc. - Class A	34	5,021
		7,061
Consumer Staples Distribution & Retail — 0.3%
Maplebear, Inc. (a)	421	15,792
United Natural Foods, Inc. (a)	67	2,560
		18,352
Electronic Equipment, Instruments & Components — 0.4%
Aeva Technologies, Inc. (a)	121	$1,604
Cognex Corp.	224	12,186
IPG Photonics Corp. (a)	58	7,631
		21,421
Entertainment — 2.8%
Live Nation Entertainment, Inc. (a)	205	33,239
ROBLOX Corp. - Class A (a)	1,058	72,642
Roku, Inc. (a)	141	13,876
Take-Two Interactive Software, Inc. (a)	228	48,217
		167,974
Financial Services — 5.4%
Berkshire Hathaway, Inc. - Class B (a)	599	302,465
Toast, Inc. - Class A (a)	758	20,701
		323,166
Ground Transportation — 2.9%
Uber Technologies, Inc. (a)	2,286	172,410

Health Care Equipment & Supplies — 2.1%
DexCom, Inc. (a)	464	34,072
Globus Medical, Inc. - Class A (a)	108	10,310
IDEXX Laboratories, Inc. (a)	69	45,314
Insulet Corp. (a)	119	29,347
TransMedics Group, Inc. (a)	36	5,229
		124,272

Health Care Providers & Services — 2.7%
Guardant Health, Inc. (a)	292	27,419
HCA Healthcare, Inc.	255	135,073
		162,492
Hotels, Restaurants & Leisure — 5.5%
Airbnb, Inc. - Class A (a)	735	99,306
Booking Holdings, Inc.	43	182,292
Chipotle Mexican Grill, Inc. (a)	1,402	52,182
		333,780

The accompanying notes are an integral part of these financial statements.
19

Motley Fool Innovative Growth Factor ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Insurance — 0.1%
Lemonade, Inc. (a)	96	$4,967

Interactive Media & Services — 11.6%
Alphabet, Inc. - Class C	999	311,118
Match Group, Inc.	397	12,545
Meta Platforms, Inc. - Class A	470	304,645
Pinterest, Inc. - Class A (a)	1,191	20,402
Reddit, Inc. - Class A (a)	363	52,929
		701,639
IT Services — 2.8%
GoDaddy, Inc. - Class A (a)	138	12,028
MongoDB, Inc. (a)	116	38,103
Snowflake, Inc. - Class A (a)	604	101,720
Twilio, Inc. - Class A (a)	166	20,079
		171,930
Leisure Products — 0.4%
Hasbro, Inc.	246	24,499

Life Sciences Tools & Services — 0.9%
Illumina, Inc. (a)	222	29,850
Lifecore Biomedical, Inc. (a)	56	403
Medpace Holdings, Inc. (a)	55	24,847
		55,100
Machinery — 0.1%
Blue Bird Corp. (a)	52	3,030
Tennant Co.	14	855
		3,885
Media — 0.2%
New York Times Co. - Class A	182	14,522

Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.	2,020	377,255

Personal Care Products — 0.1%
elf Beauty, Inc. (a)	88	8,100

Pharmaceuticals — 2.8%
Axsome Therapeutics, Inc. (a)	111	18,192
Bristol-Myers Squibb Co.	2,452	152,931
		171,123
Professional Services — 0.1%
Paycom Software, Inc.	50	$6,292

Real Estate Management & Development — 0.2%
Zillow Group, Inc. - Class C (a)	291	12,984

Semiconductors & Semiconductor Equipment — 10.4%
Astera Labs, Inc. (a)	230	27,331
Cirrus Logic, Inc. (a)	43	6,068
First Solar, Inc. (a)	118	23,270
Impinj, Inc. (a)	44	5,397
Lam Research Corp.	1,141	266,869
NVIDIA Corp.	1,702	301,577
		630,512
Software — 13.9%
Adobe Systems, Inc. (a)	625	164,006
Appfolio, Inc. - Class A (a)	66	11,732
Appian Corp. - Class A (a)	178	4,747
AppLovin Corp. - Class A (a)	495	215,211
Asana, Inc. - Class A (a)	474	3,366
Autodesk, Inc. (a)	229	56,304
Box, Inc. - Class A (a)	169	3,980
Crowdstrike Holdings, Inc. - Class A (a)	285	106,014
Datadog, Inc. - Class A (a)	578	64,713
Docusign, Inc. (a)	272	12,259
Fair Isaac Corp. (a)	25	35,234
Gitlab, Inc. - Class A (a)	218	5,733
Guidewire Software, Inc. (a)	108	15,695
HubSpot, Inc. (a)	114	30,154
Nutanix, Inc. - Class A (a)	348	13,322
Q2 Holdings, Inc. (a)	77	3,705
Samsara, Inc. - Class A (a)	974	28,149
Workday, Inc. - Class A (a)	268	35,848
Zscaler, Inc. (a)	178	26,164
		836,336
Specialty Retail — 5.1%
Chewy, Inc. - Class A (a)	590	16,178
Stitch Fix, Inc. - Class A (a)	333	1,109
TJX Cos., Inc.	1,352	218,564
Ulta Beauty, Inc. (a)	66	45,196

The accompanying notes are an integral part of these financial statements.
20

Motley Fool Innovative Growth Factor ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Specialty Retail — 5.1% (continued)
Williams-Sonoma, Inc.	122	$25,089
Winmark Corp.	4	1,825
		307,961
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	1,100	290,598
Pure Storage, Inc. - Class A (a)	562	36,092
		326,690
Textiles, Apparel & Luxury Goods — 1.8%
Kontoor Brands, Inc.	80	5,217
NIKE, Inc. - Class B	1,689	105,022
		110,239
TOTAL COMMON STOCKS (Cost $6,330,613)		6,007,085

TOTAL INVESTMENTS — 99.5% (Cost $6,330,613)		6,007,085
Other Assets in Excess of Liabilities — 0.5%		30,969
TOTAL NET ASSETS — 100.0%		$6,038,054

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.
21

Motley Fool Momentum Factor ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace & Defense — 4.5%
AeroVironment, Inc. (a)	35	$8,829
Axon Enterprise, Inc. (a)	1	542
HEICO Corp.	1	320
Howmet Aerospace, Inc.	531	139,403
Rocket Lab Corp. (a)	968	66,889
		215,983
Automobile Components — 0.2%
BorgWarner, Inc.	126	7,254

Automobiles — 4.7%
Ford Motor Co.	2,882	40,607
Tesla, Inc. (a)	464	186,765
		227,372
Banks — 4.5%
JPMorgan Chase & Co.	721	216,516

Beverages — 0.7%
Monster Beverage Corp. (a)	412	35,144

Biotechnology — 8.2%
Alnylam Pharmaceuticals, Inc. (a)	173	57,595
Amgen, Inc.	294	114,119
AnaptysBio, Inc. (a)	49	2,697
Bridgebio Pharma, Inc. (a)	361	23,999
Emergent BioSolutions, Inc. (a)	31	253
Exelixis, Inc. (a)	151	6,653
Gilead Sciences, Inc.	1,096	163,249
Ionis Pharmaceuticals, Inc. (a)	277	22,479
		391,044
Broadline Retail — 0.0% (b)
Coupang, Inc. (a)	24	458
eBay, Inc.	5	454
		912
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	24	7,349
Cboe Global Markets, Inc.	32	9,591
Charles Schwab Corp.	15	1,428
Goldman Sachs Group, Inc.	223	191,684
Capital Markets — 4.8% (continued)
Interactive Brokers Group, Inc. - Class A	269	$19,150
Nasdaq, Inc.	4	350
		229,552
Chemicals — 0.1%
Perimeter Solutions, Inc. (a)	197	4,625

Commercial Services & Supplies — 0.2%
Rollins, Inc.	156	9,499

Communications Equipment — 3.4%
Arista Networks, Inc. (a)	818	109,203
Ubiquiti, Inc.	72	55,223
		164,426
Construction & Engineering — 2.9%
Comfort Systems USA, Inc.	56	80,045
EMCOR Group, Inc.	26	18,840
MasTec, Inc. (a)	79	23,543
Sterling Infrastructure, Inc. (a)	39	16,697
		139,125
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	24	1,701
SoFi Technologies, Inc. (a)	1,691	30,032
		31,733
Consumer Staples Distribution & Retail — 5.8%
Casey’s General Stores, Inc.	24	16,454
United Natural Foods, Inc. (a)	28	1,070
Walmart, Inc.	2,048	262,042
		279,566
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc. (a)	468	37,061

Electric Utilities — 0.0% (b)
Constellation Energy Corp.	5	1,649

Electronic Equipment, Instruments & Components — 4.8%
Aeva Technologies, Inc. (a)	96	1,273
Coherent Corp. (a)	243	62,920
Corning, Inc.	1,104	166,019
		230,212

The accompanying notes are an integral part of these financial statements.
22

Motley Fool Momentum Factor ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Entertainment — 0.7%
Electronic Arts, Inc.	2	$401
Live Nation Entertainment, Inc. (a)	3	486
Netflix, Inc. (a)	56	5,390
ROBLOX Corp. - Class A (a)	417	28,631
Take-Two Interactive Software, Inc. (a)	2	423
		35,331
Financial Services — 0.0% (b)
Rocket Cos., Inc. - Class A	15	273

Ground Transportation — 0.0% (b)
Uber Technologies, Inc. (a)	26	1,961

Health Care Equipment & Supplies — 1.9%
Globus Medical, Inc. - Class A (a)	51	4,869
IDEXX Laboratories, Inc. (a)	35	22,986
Insulet Corp. (a)	25	6,165
Intuitive Surgical, Inc. (a)	108	54,379
TransMedics Group, Inc. (a)	24	3,486
		91,885
Health Care Providers & Services — 4.2%
CVS Health Corp.	580	46,342
Fulgent Genetics, Inc. (a)	11	169
Guardant Health, Inc. (a)	204	19,155
HCA Healthcare, Inc.	147	77,866
McKesson Corp.	51	50,356
Quest Diagnostics, Inc.	34	7,205
		201,093
Hotels, Restaurants & Leisure — 0.0% (b)
DoorDash, Inc. - Class A (a)	6	1,059

Industrial Conglomerates — 0.7%
3M Co.	198	32,733

Insurance — 0.1%
Hagerty, Inc. - Class A (a)	31	364
Lemonade, Inc. (a)	123	6,364
		6,728
Interactive Media & Services — 5.3%
Alphabet, Inc. - Class C	747	$232,638
Meta Platforms, Inc. - Class A	5	3,241
Reddit, Inc. - Class A (a)	113	16,477
		252,356
IT Services — 4.0%
Cloudflare, Inc. - Class A (a)	267	45,975
DigitalOcean Holdings, Inc. (a)	31	1,738
Fastly, Inc. - Class A (a)	57	1,090
International Business Machines Corp.	368	88,397
MongoDB, Inc. (a)	37	12,153
Snowflake, Inc. - Class A (a)	200	33,682
Twilio, Inc. - Class A (a)	59	7,137
		190,172
Leisure Products — 0.1%
Hasbro, Inc.	50	4,979

Life Sciences Tools & Services — 0.4%
Illumina, Inc. (a)	54	7,261
Medpace Holdings, Inc. (a)	26	11,746
		19,007
Machinery — 1.4%
Blue Bird Corp. (a)	24	1,398
Cummins, Inc.	87	50,797
RBC Bearings, Inc. (a)	24	13,822
		66,017
Media — 0.1%
New York Times Co. - Class A	52	4,149

Metals & Mining — 0.4%
MP Materials Corp. (a)	341	20,075

Oil, Gas & Consumable Fuels — 0.3%
EQT Corp.	202	12,407

Pharmaceuticals — 0.1%
Axsome Therapeutics, Inc. (a)	30	4,917

The accompanying notes are an integral part of these financial statements.
23

Motley Fool Momentum Factor ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Semiconductors & Semiconductor Equipment — 21.0%
Advanced Micro Devices, Inc. (a)	1,066	$213,424
Astera Labs, Inc. (a)	145	17,230
Broadcom, Inc.	677	216,336
First Solar, Inc. (a)	103	20,312
Lam Research Corp.	1,307	305,694
NVIDIA Corp.	1,254	222,196
SiTime Corp. (a)	24	9,549
		1,004,741
Software — 4.4%
Appian Corp. - Class A (a)	11	294
AppLovin Corp. - Class A (a)	316	137,387
Crowdstrike Holdings, Inc. - Class A (a)	103	38,314
Datadog, Inc. - Class A (a)	107	11,980
Microsoft Corp.	8	3,142
Unity Software, Inc. (a)	384	7,000
Zoom Communications, Inc. - Class A (a)	4	296
Zscaler, Inc. (a)	72	10,583
		208,996
Specialty Retail — 2.8%
Carvana Co. (a)	168	56,139
Five Below, Inc. (a)	52	11,624
TJX Cos., Inc.	396	64,017
		131,780
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	845	$223,232
Pure Storage, Inc. - Class A (a)	170	10,917
		234,149
Tobacco — 0.1%
Turning Point Brands, Inc.	24	3,288

Trading Companies & Distributors — 0.2%
WESCO International, Inc.	29	8,395

Wireless Telecommunication Services — 0.0% (b)
T-Mobile US, Inc.	8	1,737
TOTAL COMMON STOCKS (Cost $4,766,859)		4,759,901

TOTAL INVESTMENTS — 99.4% (Cost $4,766,859)		4,759,901
Other Assets in Excess of Liabilities — 0.6%		30,522
TOTAL NET ASSETS — 100.0%		$4,790,423

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
24

Motley Fool Value Factor ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace & Defense — 0.9%
Textron, Inc.	592	$58,401

Air Freight & Logistics — 6.0%
FedEx Corp.	1,016	393,192

Automobile Components — 0.2%
Phinia, Inc.	122	8,861
XPEL, Inc. (a)	40	1,705
		10,566
Banks — 3.6%
Axos Financial, Inc. (a)	190	16,496
Truist Financial Corp.	4,464	220,120
		236,616
Beverages — 0.9%
Molson Coors Beverage Co. - Class B	1,239	60,699

Biotechnology — 8.7%
Amgen, Inc.	920	357,107
Biogen, Inc. (a)	522	100,130
BioMarin Pharmaceutical, Inc. (a)	687	42,409
Emergent BioSolutions, Inc. (a)	382	3,113
Exelixis, Inc. (a)	866	38,156
Neurocrine Biosciences, Inc. (a)	188	24,863
		565,778
Broadline Retail — 2.5%
eBay, Inc.	1,552	141,014
Etsy, Inc. (a)	435	23,873
		164,887
Capital Markets — 1.0%
Affiliated Managers Group, Inc.	53	16,227
Donnelley Financial Solutions, Inc. (a)	139	6,917
Houlihan Lokey, Inc.	144	23,583
PJT Partners, Inc. - Class A	107	15,802
		62,529
Construction & Engineering — 0.6%
MasTec, Inc. (a)	137	40,829
Consumer Finance — 0.6%
Bread Financial Holdings, Inc.	264	$18,707
Nelnet, Inc. - Class A	156	20,196
		38,903
Consumer Staples Distribution & Retail — 8.9%
Maplebear, Inc. (a)	789	29,595
Sprouts Farmers Market, Inc. (a)	478	35,310
Sysco Corp.	1,603	146,130
United Natural Foods, Inc. (a)	448	17,118
Walmart, Inc.	2,737	350,199
		578,352
Distributors — 0.7%
LKQ Corp.	1,361	45,063

Diversified Telecommunication Services — 0.0% (b)
Bandwidth, Inc. - Class A (a)	129	1,912

Electronic Equipment, Instruments & Components — 0.5%
IPG Photonics Corp. (a)	119	15,657
Zebra Technologies Corp. - Class A (a)	91	20,380
		36,037
Entertainment — 4.4%
Walt Disney Co.	2,701	286,414

Financial Services — 3.6%
Euronet Worldwide, Inc. (a)	191	13,284
Marqeta, Inc. - Class A (a)	2,222	8,532
PayPal Holdings, Inc.	4,151	191,818
WEX, Inc. (a)	130	19,395
		233,029
Food Products — 0.6%
Darling Ingredients, Inc. (a)	609	32,374
Freshpet, Inc. (a)	81	6,841
		39,215
Ground Transportation — 4.5%
RXO, Inc. (a)	556	8,874
Union Pacific Corp.	1,074	284,588
		293,462

The accompanying notes are an integral part of these financial statements.
25

Motley Fool Value Factor ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc. (a)	255	$48,475
Globus Medical, Inc. - Class A (a)	225	21,479
Masimo Corp. (a)	100	17,535
		87,489
Health Care Providers & Services — 5.3%
Fulgent Genetics, Inc. (a)	160	2,453
HCA Healthcare, Inc.	641	339,537
Progyny, Inc. (a)	145	2,565
		344,555
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. - Class A (a)	1,153	155,782
Vail Resorts, Inc.	81	11,000
		166,782
Household Durables — 1.4%
Meritage Homes Corp.	234	17,648
NVR, Inc. (a)	7	52,625
TopBuild Corp. (a)	43	19,277
		89,550
Household Products — 0.2%
Spectrum Brands Holdings, Inc.	166	13,011

Insurance — 1.0%
CNA Financial Corp.	1,214	58,296
Hagerty, Inc. - Class A (a)	388	4,555
Root, Inc. (a)	86	4,462
		67,313
Interactive Media & Services — 1.0%
Match Group, Inc.	929	29,357
Pinterest, Inc. - Class A (a)	1,949	33,386
		62,743
IT Services — 3.2%
Cognizant Technology Solutions Corp. - Class A	1,027	66,170
Fastly, Inc. - Class A (a)	310	5,927
Gartner, Inc. (a)	230	36,156
GoDaddy, Inc. - Class A (a)	331	28,850
Kyndryl Holdings, Inc. (a)	1,468	18,100
Okta, Inc. (a)	302	21,895
IT Services — 3.2% (continued)
Twilio, Inc. - Class A (a)	292	$35,320
		212,418
Leisure Products — 0.5%
Hasbro, Inc.	339	33,761

Life Sciences Tools & Services — 0.8%
Illumina, Inc. (a)	229	30,791
Medpace Holdings, Inc. (a)	50	22,588
		53,379
Machinery — 1.0%
Blue Bird Corp. (a)	65	3,787
Middleby Corp. (a)	133	22,458
Tennant Co.	88	5,371
Toro Co.	337	33,316
		64,932
Media — 0.7%
New York Times Co. - Class A	254	20,267
PubMatic, Inc. - Class A (a)	331	2,681
Trade Desk, Inc. - Class A (a)	961	22,891
		45,839
Oil, Gas & Consumable Fuels — 10.9%
Chevron Corp.	2,039	380,804
EQT Corp.	2,936	180,329
Kinder Morgan, Inc.	4,472	148,783
Vitesse Energy, Inc.	207	3,997
		713,913
Passenger Airlines — 0.5%
Alaska Air Group, Inc. (a)	591	30,496

Professional Services — 0.3%
Paycom Software, Inc.	136	17,113

Real Estate Management & Development — 0.4%
Zillow Group, Inc. - Class C (a)	611	27,263

Residential REITs — 0.7%
Invitation Homes, Inc.	1,630	42,934

The accompanying notes are an integral part of these financial statements.
26

Motley Fool Value Factor ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Semiconductors & Semiconductor Equipment — 0.5%
Cirrus Logic, Inc. (a)	144	$20,321
Enphase Energy, Inc. (a)	326	13,780
		34,101
Software — 5.0%
Adobe Systems, Inc. (a)	847	222,261
Asana, Inc. - Class A (a)	553	3,926
BlackLine, Inc. (a)	195	6,874
Docusign, Inc. (a)	584	26,321
Zoom Communications, Inc. - Class A (a)	927	68,543
		327,925
Specialty Retail — 3.6%
CarMax, Inc. (a)	809	34,925
Chewy, Inc. - Class A (a)	1,321	36,222
Stitch Fix, Inc. - Class A (a)	692	2,304
Tractor Supply Co.	987	51,166
Ulta Beauty, Inc. (a)	91	62,316
Williams-Sonoma, Inc.	248	51,001
		237,934
Textiles, Apparel & Luxury Goods — 4.7%
Kontoor Brands, Inc.	162	10,564
NIKE, Inc. - Class B	4,406	273,965
Under Armour, Inc. - Class A (a)	2,652	19,678
		304,207
Trading Companies & Distributors — 0.4%
Watsco, Inc.	70	$29,213

Wireless Telecommunication Services — 5.2%
T-Mobile US, Inc.	1,558	338,226
TOTAL COMMON STOCKS (Cost $6,335,312)		6,490,981

TOTAL INVESTMENTS — 99.4% (Cost $6,335,312)		6,490,981
Other Assets in Excess of Liabilities — 0.6%		39,104
TOTAL NET ASSETS — 100.0%		$6,530,085

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
27

Motley Fool ETFs

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF	Motley Fool Capital Efficiency 100 Index ETF
ASSETS:
Investments, at value	$373,671,180	$138,176,609	$1,893,265,838	$75,820,285	$89,981,696
Cash - interest bearing deposit account	8,417,470	1,430,021	2,726,744	2,046,008	38,417
Dividends receivable	172,111	20,484	1,340,168	20,584	38,739
Interest receivable	8,218	3,743	9,127	5,362	306
Security lending income receivable	3,825	1,623	2,519	1,132	—
Cash	3,231	2,256,000	2,033	—	2,863,880
Receivable for investments sold	31	—	—	—	54,851
Dividend tax reclaims receivable	21,109	—	—	—	—
Prepaid expenses and other assets	185	6	—	—	—
Total assets	382,297,360	141,888,486	1,897,346,429	77,893,371	92,977,889

LIABILITIES:
Payable upon return of securities loaned	18,783,037	8,534,209	14,922,796	8,584,376	—
Payable to Adviser	234,949	85,768	726,902	45,153	35,539
Payable for investments purchased	82,426	—	—	—	—
Payable for capital shares redeemed	—	2,256,000	—	—	2,863,880
Total liabilities	19,100,412	10,875,977	15,649,698	8,629,529	2,899,419
NET ASSETS	$363,196,948	$131,012,509	$1,881,696,731	$69,263,842	$90,078,470

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, 0.001, 0.001 and 0.001 per share)	$11,994	$5,843	$27,125	$1,950	$3,125
Additional paid-in capital	202,338,810	88,385,998	1,306,244,978	78,037,385	77,728,774
Total distributable earnings/(accumulated losses)	160,846,144	42,620,668	575,424,628	(8,775,493)	12,346,571
Total net assets	$363,196,948	$131,012,509	$1,881,696,731	$69,263,842	$90,078,470

Net assets	$363,196,948	$131,012,509	$1,881,696,731	$69,263,842	$90,078,470
Capital shares issued and outstanding (100,000,000, 100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001, 0.001, 0.001 and 0.001 par value)	11,993,873	5,842,511	27,125,000	1,950,000	3,125,000
Net asset value per share	$30.28	$22.42	$69.37	$35.52	$28.83

COST:
Investments, at cost	$208,986,886	$105,641,441	$1,489,595,760	$66,181,370	$81,709,986

LOANED SECURITIES:
at value (included in investments)	$18,622,417	$8,353,062	$14,555,617	$8,274,083	$—

The accompanying notes are an integral part of these financial statements.
28

Motley Fool ETFs

Statements of Assets and Liabilities (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	Motley Fool Next Index ETF	Motley Fool Innovative Growth Factor ETF	Motley Fool Momentum Factor ETF	Motley Fool Value Factor ETF
ASSETS:
Investments, at value	$32,169,826	$6,007,085	$4,759,901	$6,490,981
Receivable for fund shares sold	—	—	1,210,414	—
Cash - interest bearing deposit account	65,324	28,762	71,629	27,550
Dividends receivable	23,070	4,370	2,155	13,401
Interest receivable	164	89	83	151
Security lending income receivable	—	—	—	—
Total assets	32,258,384	6,040,306	6,044,182	6,532,083

LIABILITIES:
Payable to custodian	—	—	1,210,422	—
Payable for investments purchased	—	—	41,954	—
Payable to Adviser	12,308	2,252	1,383	1,998
Payable upon return of securities loaned	—	—	—	—
Total liabilities	12,308	2,252	1,253,759	1,998
NET ASSETS	$32,246,076	$6,038,054	$4,790,423	$6,530,085

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, 0.001 and 0.001 per share)	$1,500	$320	$240	$310
Additional paid-in capital	30,341,624	6,377,330	4,799,382	6,361,321
Total distributable earnings/(accumulated losses)	1,902,952	(339,596)	(9,199)	168,454
Total net assets	$32,246,076	$6,038,054	$4,790,423	$6,530,085

Net assets	$32,246,076	$6,038,054	$4,790,423	$6,530,085
Capital shares issued and outstanding (100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001, 0.001 and 0.001 par value)	1,500,000	320,000	240,000	310,000
Net asset value per share	$21.50	$18.87	$19.96	$21.06

COST:
Investments, at cost	$29,396,146	$6,330,613	$4,766,859	$6,335,312

LOANED SECURITIES:
at value (included in investments)	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
29

Motley Fool ETFs

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF	Motley Fool Capital Efficiency 100 Index ETF
INVESTMENT INCOME:
Dividend income	$1,546,406	$296,912	$6,462,303	$225,045	$316,838
Less: dividend withholding taxes	(78,156)	—	—	—	—
Less: issuance fees	(4,720)	—	—	—	—
Interest income	64,247	44,528	73,151	24,689	3,422
Securities lending income	21,396	11,721	14,124	8,582	—
Total investment income	1,549,173	353,161	6,549,578	258,316	320,260

EXPENSES:
Investment advisory fee	1,602,018	636,773	4,584,195	306,049	244,913
Total expenses	1,602,018	636,773	4,584,195	306,049	244,913
NET INVESTMENT INCOME/(LOSS)	(52,845)	(283,612)	1,965,383	(47,733)	75,347

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(8,209,253)	(2,208,792)	(10,980,688)	(4,084,598)	(341,911)
In-kind redemptions	15,075,811	13,561,652	200,761,022	1,890,911	5,384,292
Other investments	8,483	—	—	—	—
Foreign currency translation	(5,505)	—	—	—	—
Net realized gain (loss)	6,869,536	11,352,860	189,780,334	(2,193,687)	5,042,381
Net change in unrealized appreciation (depreciation) on:
Investments	(10,024,588)	(33,571,021)	(141,310,690)	1,137,752	(3,685,197)
Foreign currency translation	(64)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(10,024,652)	(33,571,021)	(141,310,690)	1,137,752	(3,685,197)
Net realized and unrealized gain (loss)	(3,155,116)	(22,218,161)	48,469,644	(1,055,935)	1,357,184
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,207,961)	$(22,501,773)	$50,435,027	$(1,103,668)	$1,432,531

The accompanying notes are an integral part of these financial statements.
30

Motley Fool ETFs

Statements of Operations (CONCLUDED)

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)

	Motley Fool Next Index ETF	Motley Fool Innovative Growth Factor ETF(a)	Motley Fool Momentum Factor ETF(a)	Motley Fool Value Factor ETF(a)
INVESTMENT INCOME:
Dividend income	$95,290	$5,834	$3,214	$15,796
Interest income	3,093	205	207	285
Securities lending income	—	—	—	—
Total investment income	98,383	6,039	3,421	16,081

EXPENSES:
Investment advisory fee	82,970	4,258	2,721	3,692
Total expenses	82,970	4,258	2,721	3,692
NET INVESTMENT INCOME/(LOSS)	15,413	1,781	700	12,389

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(302,992)	(17,849)	(2,941)	396
In-kind redemptions	1,345,507	—	—	—
Net realized gain (loss)	1,042,515	(17,849)	(2,941)	396
Net change in unrealized appreciation (depreciation) on:
Investments	(909,360)	(323,528)	(6,958)	155,669
Net change in unrealized appreciation (depreciation)	(909,360)	(323,528)	(6,958)	155,669
Net realized and unrealized gain (loss)	133,155	(341,377)	(9,899)	156,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,568	$(339,596)	$(9,199)	$168,454

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.
31

MOTLEY FOOL Global Opportunities ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$(52,845)	$6,980,025
Net realized gain (loss)	6,869,536	28,366,413
Net change in unrealized appreciation (depreciation)	(10,024,652)	8,447,545
Net increase (decrease) in net assets from operations	(3,207,961)	43,793,983

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,011,696)	(54,078,022)
Total distributions to shareholders	(1,011,696)	(54,078,022)

CAPITAL TRANSACTIONS:
Shares sold	—	35,624,610
Shares redeemed	(33,957,002)	(64,429,553)
ETF transaction fees	—	117
Net increase (decrease) in net assets from capital transactions	(33,957,002)	(28,804,826)

NET INCREASE (DECREASE) IN NET ASSETS	(38,176,659)	(39,088,865)

NET ASSETS:
Beginning of the period	401,373,607	440,462,472
End of the period	$363,196,948	$401,373,607

SHARES TRANSACTIONS
Shares sold	—	1,150,000
Shares redeemed	(1,125,000)	(2,075,000)
Total increase (decrease) in shares outstanding	(1,125,000)	(925,000)

The accompanying notes are an integral part of these financial statements.
32

MOTLEY FOOL Mid-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$(283,612)	$(109,000)
Net realized gain (loss)	11,352,860	19,096,795
Net change in unrealized appreciation (depreciation)	(33,571,021)	(7,224,956)
Net increase (decrease) in net assets from operations	(22,501,773)	11,762,839

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(91,578)	(28,997,279)
Total distributions to shareholders	(91,578)	(28,997,279)

CAPITAL TRANSACTIONS:
Shares sold	7,105,190	28,015,973
Shares redeemed	(27,994,500)	(39,425,335)
Net increase (decrease) in net assets from capital transactions	(20,889,310)	(11,409,362)

NET INCREASE (DECREASE) IN NET ASSETS	(43,482,661)	(28,643,802)

NET ASSETS:
Beginning of the period	174,495,170	203,138,972
End of the period	$131,012,509	$174,495,170

SHARES TRANSACTIONS
Shares sold	300,000	1,025,000
Shares redeemed	(1,175,000)	(1,425,000)
Total increase (decrease) in shares outstanding	(875,000)	(400,000)

The accompanying notes are an integral part of these financial statements.
33

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$1,965,383	$2,234,779
Net realized gain (loss)	189,780,334	62,318,933
Net change in unrealized appreciation (depreciation)	(141,310,690)	202,512,458
Net increase (decrease) in net assets from operations	50,435,027	267,066,170

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,692,754)	(4,844,626)
Total distributions to shareholders	(2,692,754)	(4,844,626)

CAPITAL TRANSACTIONS:
Shares sold	519,891,052	519,253,178
Shares redeemed	(327,752,884)	(109,543,270)
Net increase (decrease) in net assets from capital transactions	192,138,168	409,709,908

NET INCREASE (DECREASE) IN NET ASSETS	239,880,441	671,931,452

NET ASSETS:
Beginning of the period	1,641,816,290	969,884,838
End of the period	$1,881,696,731	$1,641,816,290

SHARES TRANSACTIONS
Shares sold	7,275,000	8,675,000
Shares redeemed	(4,575,000)	(1,875,000)
Total increase (decrease) in shares outstanding	2,700,000	6,800,000

The accompanying notes are an integral part of these financial statements.
34

Motley Fool Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$(47,733)	$24,052
Net realized gain (loss)	(2,193,687)	6,924,943
Net change in unrealized appreciation (depreciation)	1,137,752	(1,067,365)
Net increase (decrease) in net assets from operations	(1,103,668)	5,881,630

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—
Total distributions to shareholders	—	—

CAPITAL TRANSACTIONS:
Shares sold	—	16,235,780
Shares redeemed	(8,720,107)	(21,278,473)
Net increase (decrease) in net assets from capital transactions	(8,720,107)	(5,042,693)

NET INCREASE (DECREASE) IN NET ASSETS	(9,823,775)	838,937

NET ASSETS:
Beginning of the period	79,087,617	78,248,680
End of the period	$69,263,842	$79,087,617

SHARES TRANSACTIONS
Shares sold	—	425,000
Shares redeemed	(250,000)	(625,000)
Total increase (decrease) in shares outstanding	(250,000)	(200,000)

The accompanying notes are an integral part of these financial statements.
35

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$75,347	$172,024
Net realized gain (loss)	5,042,381	6,390,434
Net change in unrealized appreciation (depreciation)	(3,685,197)	1,735,080
Net increase (decrease) in net assets from operations	1,432,531	8,297,538

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(310,016)	(300,784)
Total distributions to shareholders	(310,016)	(300,784)

CAPITAL TRANSACTIONS:
Shares sold	2,944,800	66,243,602
Shares redeemed	(17,393,757)	(18,161,781)
Net increase (decrease) in net assets from capital transactions	(14,448,957)	48,081,821

NET INCREASE (DECREASE) IN NET ASSETS	(13,326,442)	56,078,575

NET ASSETS:
Beginning of the period	103,404,912	47,326,338
End of the period	$90,078,470	$103,404,913

SHARES TRANSACTIONS
Shares sold	100,000	2,450,000
Shares redeemed	(600,000)	(675,000)
Total increase (decrease) in shares outstanding	(500,000)	1,775,000

The accompanying notes are an integral part of these financial statements.
36

MOTLEY FOOL NEXT INDEX ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$15,413	$11,908
Net realized gain (loss)	1,042,515	451,913
Net change in unrealized appreciation (depreciation)	(909,360)	3,881,478
Net increase (decrease) in net assets from operations	148,568	4,345,299

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,941)	(18,172)
Total distributions to shareholders	(16,941)	(18,172)

CAPITAL TRANSACTIONS:
Shares sold	2,726,432	7,143,650
Shares redeemed	(3,814,027)	(2,783,303)
Net increase (decrease) in net assets from capital transactions	(1,087,595)	4,360,347

NET INCREASE (DECREASE) IN NET ASSETS	(955,968)	8,687,474

NET ASSETS:
Beginning of the period	33,202,044	24,514,571
End of the period	$32,246,076	$33,202,045

SHARES TRANSACTIONS
Shares sold	125,000	350,000
Shares redeemed	(175,000)	(150,000)
Total increase (decrease) in shares outstanding	(50,000)	200,000

The accompanying notes are an integral part of these financial statements.
37

Motley Fool Innovative Growth Factor ETF

Statement of Changes in Net Assets

Period ended February 28, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$1,781
Net realized gain (loss)	(17,849)
Net change in unrealized appreciation (depreciation)	(323,528)
Net increase (decrease) in net assets from operations	(339,596)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—
Total distributions to shareholders	—

CAPITAL TRANSACTIONS:
Shares sold	6,377,650
Shares redeemed	—
ETF transaction fees	—
Net increase (decrease) in net assets from capital transactions	6,377,650

NET INCREASE (DECREASE) IN NET ASSETS	6,038,054

NET ASSETS:
Beginning of the period	—
End of the period	$6,038,054

SHARES TRANSACTIONS
Shares sold	320,000
Shares redeemed	—
Total increase (decrease) in shares outstanding	320,000

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.
38

Motley Fool Momentum Factor ETF

Statement of Changes in Net Assets

Period ended February 28, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$700
Net realized gain (loss)	(2,941)
Net change in unrealized appreciation (depreciation)	(6,958)
Net increase (decrease) in net assets from operations	(9,199)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—
Total distributions to shareholders	—

CAPITAL TRANSACTIONS:
Shares sold	4,799,622
Shares redeemed	—
Net increase (decrease) in net assets from capital transactions	4,799,622

NET INCREASE (DECREASE) IN NET ASSETS	4,790,423

NET ASSETS:
Beginning of the period	—
End of the period	$4,790,423

SHARES TRANSACTIONS
Shares sold	240,000
Shares redeemed	—
Total increase (decrease) in shares outstanding	240,000

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.
39

Motley Fool Value Factor ETF

Statement of Changes in Net Assets

Period ended February 28, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$12,389
Net realized gain (loss)	396
Net change in unrealized appreciation (depreciation)	155,669
Net increase (decrease) in net assets from operations	168,454

CAPITAL TRANSACTIONS:
Shares sold	6,361,631
Net increase (decrease) in net assets from capital transactions	6,361,631

NET INCREASE (DECREASE) IN NET ASSETS	6,530,085

NET ASSETS:
Beginning of the period	—
End of the period	$6,530,085

SHARES TRANSACTIONS
Shares sold	310,000
Total increase (decrease) in shares outstanding	310,000

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.
40

MOTLEY FOOL Global Opportunities ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)		For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022	For the YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$30.60		$31.36	$27.35	$24.75	$37.03	$30.17
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.51	0.15	0.11	0.30	(0.05)
Net realized and unrealized gain (loss) on investments (c)	(0.24)		2.68	5.36	2.65	(10.00)	9.03
Total from investment operations	(0.24)		3.19	5.51	2.76	(9.70)	8.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.12)	(0.10)	(0.06)	(0.77)	—
Net realized gains	—		(3.83)	(1.40)	(0.10)	(1.81)	(2.12)
Total distributions	(0.08)		(3.95)	(1.50)	(0.16)	(2.58)	(2.12)
Redemption fee per share	0.00	(b)	0.00 (c)	—	—	—	—
Net asset value, end of period	$30.28		$30.60	$31.36	$27.35	$24.75	$37.03
TOTAL RETURN (d)	(0.75)%		10.59%	21.00%	11.24%	(27.61)%	30.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$363,197		$401,374	$440,462	$429,966	$433,652	$181,509
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.85%		0.85%	0.85%	0.85%	0.88%	0.98%
After expense reimbursement/recoupment(e)	0.85%		0.85%	0.85%	0.85%	0.87%	0.95%
Ratio of net investment income (loss) to average net assets (e)	(0.01)%		1.69%	0.51%	0.45%	1.08%	(0.16)%
Portfolio turnover rate (d)(f)	2%		15%	38%	4%	14%	12%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Amount represents less than $0.005 per share.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
41

MOTLEY FOOL Mid-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022	For the YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$25.98	$28.54	$24.62	$22.68	$33.20	$29.79
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.02)	0.02	0.07	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments (b)	(3.53)	1.65	4.54	1.87	(8.38)	6.90
Total from investment operations	(3.55)	1.63	4.56	1.94	(8.42)	6.81
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.06)	—	—	—
Net realized gains	(0.01)	(4.17)	(0.58)	—	(2.10)	(3.40)
Total distributions	(0.01)	(4.19)	(0.64)	—	(2.10)	(3.40)
Redemption fee per share	0.00 (c)	—	—	—	—	—
Net asset value, end of period	$22.42	$25.98	$28.54	$24.62	$22.68	$33.20
TOTAL RETURN (d)	(13.62)%	5.22%	18.95%	8.58%	(26.66)%	24.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$131,013	$174,495	$203,139	$194,346	$209,044	$54,460
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.85%	0.85%	0.85%	0.85%	0.88%	0.98%
After expense reimbursement/recoupment(e)	0.85%	0.85%	0.85%	0.85%	0.90%	0.95%
Ratio of net investment income (loss) to average net assets (e)	(0.19)%	(0.06)%	0.08%	0.29%	(0.17)%	(0.30)%
Portfolio turnover rate (d)(f)	21%	33%	31%	18%	2%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
42

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022	For the YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$67.22	$55.03	$41.55	$33.99	$42.16	$33.67
INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.11	0.13	0.13	0.08	0.05
Net realized and unrealized gain (loss) on investments (b)	2.17	12.33	13.41	7.57	(8.15)	8.59
Total from investment operations	2.25	12.44	13.54	7.70	(8.07)	8.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.10)	(0.06)	(0.14)	(0.02)	(0.10)
Net realized gains	(0.02)	(0.15)	—	—	(0.08)	(0.05)
Total distributions	(0.10)	(0.25)	(0.06)	(0.14)	(0.10)	(0.15)
Net asset value, end of period	$69.37	$67.22	$55.03	$41.55	$33.99	$42.16
TOTAL RETURN (c)	3.35%	22.63%	32.61%	22.71%	(19.18)%	25.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,881,697	$1,641,816	$969,885	$549,523	$417,269	$528,011
Ratio of expenses to average net assets (d)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (d)	0.21%	0.18%	0.27%	0.37%	0.20%	0.15%
Portfolio turnover rate (c)(e)	23%	31%	24%	6%	15%	23%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
43

MOTLEY FOOL Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022	For the YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$35.95	$32.60	$29.14	$25.18	$40.73	$32.59
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	0.01	(0.04)	0.04	(0.15)	(0.19)
Net realized and unrealized gain (loss) on investments (b)	(0.41)	3.34	3.50	4.00	(14.53)	10.48
Total from investment operations	(0.43)	3.35	3.46	4.04	(14.68)	10.29
Net realized gains	—	—	—	(0.08)	(0.87)	(2.15)
Total distributions	—	—	—	(0.08)	(0.87)	(2.15)
Net asset value, end of period	$35.52	$35.95	$32.60	$29.14	$25.18	$40.73
TOTAL RETURN (c)	(1.19)%	10.26%	11.87%	16.13%	(36.66)%	32.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,264	$79,088	$78,249	$72,855	$78,050	$189,382
Ratio of expenses to average net assets (d)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (d)	(0.13)%	0.03%	(0.16)%	0.15%	(0.46)%	(0.51)%
Portfolio turnover rate (c)(e)	22%	40%	30%	62%	11%	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
44

Motley Fool CAPITAL EFFICIENCY 100 INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.53	$25.58	$19.12	$15.37	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.06	0.10	0.09	0.05
Net realized and unrealized gain (loss) on investments (c)	0.37	3.00	6.45	3.72	(4.68)
Total from investment operations	0.39	3.06	6.55	3.81	(4.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.06)	(0.09)	(0.06)	—
Net realized gains	(0.04)	(0.05)	—	—	—
Total distributions	(0.09)	(0.11)	(0.09)	(0.06)	—
Net asset value, end of period	$28.83	$28.53	$25.58	$19.12	$15.37
TOTAL RETURN (d)	1.38%	11.98%	34.44%	24.81%	(23.13)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,078	$103,405	$47,326	$22,460	$20,754
Ratio of expenses to average net assets (e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.15%	0.23%	0.43%	0.53%	0.50%
Portfolio turnover rate (d)(f)	20%	33%	35%	25%	17%

(a)	Inception date of the Fund was December 30, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
45

MOTLEY FOOL NEXT INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.42	$18.16	$15.77	$15.02	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.01	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments (c)	0.08	3.26	2.40	0.76	(5.01)
Total from investment operations	0.09	3.27	2.42	0.78	(4.98)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.01)	—	—	—
Net realized gains	—	—	(0.03)	(0.03)	—
Total distributions	(0.01)	(0.01)	(0.03)	(0.03)	—
Net asset value, end of period	$21.50	$21.42	$18.16	$15.77	$15.02
TOTAL RETURN (d)	0.41%	18.03%	15.31%	5.21%	(24.88)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,246	$33,202	$24,515	$29,183	$32,678
Ratio of expenses to average net assets (e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.09%	0.04%	0.13%	0.15%	0.26%
Portfolio turnover rate (d)(f)	14%	27%	18%	27%	11%

(a)	Inception date of the Fund was December 30, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.
46

Motley Fool Innovative Growth Factor ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Period ended February 28, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments (c)	(1.14)
Total from investment operations	(1.13)
Net asset value, end of period	$18.87
TOTAL RETURN (d)	(5.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,038
Ratio of expenses to average net assets (e)	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.21%
Portfolio turnover rate (d)(f)	19%

(a)	Inception date of the Fund was December 8, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
47

Motley Fool Momentum Factor ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Period ended February 28, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments (c)	(0.05)
Total from investment operations	(0.04)
Net asset value, end of period	$19.96
TOTAL RETURN (d)	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,790
Ratio of expenses to average net assets (e)	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.13%
Portfolio turnover rate (d)(f)	13%

(a)	Inception date of the Fund was December 8, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
48

Motley Fool Value Factor ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Period ended February 28, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments (c)	0.98
Total from investment operations	1.06
Net asset value, end of period	$21.06
TOTAL RETURN (d)	5.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,530
Ratio of expenses to average net assets (e)	0.50%
Ratio of net investment income (loss) to average net assets (e)	1.68%
Portfolio turnover rate (d)(f)	10%

(a)	Inception date of the Fund was December 8, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
49

Motley Fool Asset Management ETFs

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Motley Fool Global Opportunities ETF (“Global Opportunities Fund”), the Motley Fool Mid-Cap Growth ETF (“Mid-Cap Growth Fund”), the Motley Fool 100 Index ETF (the “Fool 100 Fund”), the Motley Fool Small-Cap Growth ETF (“Small-Cap Growth Fund”), the Motley Fool Capital Efficiency 100 Index ETF (“Capital Efficiency Fund”), the Motley Fool Next Index ETF (“Next Fund”), the Motley Fool Innovative Growth Factor ETF (Innovative Growth Factor Fund), the Motley Fool Momentum Factor ETF (Momentum Factor Fund), and the Motley Fool Value Factor ETF (Value Factor Fund) (each a “Fund” and together the “Funds”). The Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund, Next Fund Innovative Growth Factor Fund, Momentum Factor Fund, and Value Factor Fund commenced investment operations on June 17, 2014, June 17, 2014, January 29, 2018, October 29, 2018, December 30, 2021, December 30, 2021, December 8, 2025, December 8, 2025, and December 8, 2025, respectively.

The investment objective of each Fund is to achieve long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Motley Fool Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

50

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

MOTLEY FOOL GLOBAL OPPORTUNITIES ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$354,888,143	$—	$—	$354,888,143
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	18,783,037
Total Assets	$354,888,143	$—	$—	$373,671,180

MOTLEY FOOL MID-CAP GROWTH ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$129,642,400	$—	$—	$129,642,400
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	8,534,209
Total Assets	$129,642,400	$—	$—	$138,176,609

MOTLEY FOOL 100 INDEX ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$1,878,334,563	$—	$8,479	$1,878,343,042
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	14,922,796
Total Assets	$1,878,334,563	$—	$8,479	$1,893,265,838

51

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

MOTLEY SMALL-CAP GROWTH ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$67,235,909	$—	$—	$67,235,909
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	8,584,376
Total Assets	$67,235,909	$—	$—	$75,820,285

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$89,981,696	$—	$—	$89,981,696
Total Assets	$89,981,696	$—	$—	$89,981,696

MOTLEY FOOL NEXT INDEX ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$32,169,826	$—	$—	$32,169,826
Total Assets	$32,169,826	$—	$—	$32,169,826

MOTLEY FOOL INNOVATIVE GROWTH FACTOR ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$6,007,085	$—	$—	$6,007,085
Total Assets	$6,007,085	$—	$—	$6,007,085

MOTLEY FOOL MOMENTUM FACTOR ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$4,759,901	$—	$—	$4,759,901
Total Assets	$4,759,901	$—	$—	$4,759,901

MOTLEY FOOL VALUE FACTOR ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$6,490,981	$—	$—	$6,490,981
Total Assets	$6,490,981	$—	$—	$6,490,981

Refer to the Schedule of Investments for industry classifications.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

52

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is liable and responsible for most Fund expenses, including fees related to administration, custody, trustees and legal counsel as described in Note 3. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates

53

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

54

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

55

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT adviser and other services

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	ADVISORY FEE
Global Opportunities Fund	0.85%
Mid-Cap Growth Fund	0.85%
Fool 100 Fund	0.50%
Small-Cap Growth Fund	0.85%
Capital Efficiency Fund	0.50%
Next Fund	0.50%
Value Factor Fund	0.50%
Momentum Factor Fund	0.50%

56

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

FUND	ADVISORY FEE
Innovative Growth Factor Fund	0.50%

From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Motley Fool Asset Management Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$7,878,112	$14,801,280
Mid-Cap Growth Fund	32,240,426	31,023,429
Fool 100 Fund	447,459,015	428,334,040
Small-Cap Growth Fund	15,714,588	16,068,352
Capital Efficiency Fund	19,350,198	19,815,777
Next Index Fund	4,691,088	4,476,112
Value Factor Fund	573,518	454,758
Momentum Factor Fund	543,367	411,753
Innovative Growth Factor Fund	1,045,461	895,026

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

57

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$—	$31,755,437
Mid-Cap Growth Fund	7,013,680	27,513,701
Fool 100 Fund	497,384,716	325,142,002
Small-Cap Growth Fund	—	8,549,186
Capital Efficiency Fund	2,880,819	17,001,364
Next Index Fund	2,517,186	3,772,562
Value Factor Fund	6,216,155	—
Momentum Factor Fund	4,638,178	—
Innovative Growth Factor Fund	6,198,030	—

4. SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

58

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

As of August 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$237,915,024	$188,571,792	$(14,320,454)	$174,251,338
Mid-Cap Growth Fund	115,082,532	67,022,377	(1,055,448)	65,966,929
Fool 100 Fund	1,152,177,271	558,304,136	(33,314,514)	524,989,622
Small-Cap Growth Fund	84,391,108	15,214,627	(6,981,078)	8,233,549
Capital Efficiency Fund	91,933,466	14,976,371	(3,699,202)	11,277,169
Next Fund	29,724,279	7,577,493	(4,221,948)	3,355,545

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$(43,854,624)	$43,854,624
Mid-Cap Growth Fund	(19,870,289)	19,870,289
Fool 100 Fund	(71,017,264)	71,017,264
Small-Cap Growth Fund	(5,801,701)	5,801,701
Capital Efficiency Fund	(6,648,489)	6,648,489
Next Fund	(538,963)	538,963

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL Loss Carryover	Qualified Late-Year LOSS DEFERRAL	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Global Opportunities Fund	$324,339	$—	$(9,510,037)	$—	$174,251,499	$165,065,801
Mid-Cap Growth Fund	—	—	—	(752,910)	65,966,929	65,214,019
Fool 100 Fund	2,208,441	484,292	—	—	524,989,622	527,682,355
Small-Cap Growth Fund	—	—	(15,905,374)	—	8,233,549	(7,671,825)
Capital Efficiency Fund	118,053	—	—	(171,165)	11,277,169	11,224,057
Next Fund	11,468	—	(1,595,687)	—	3,355,545	1,771,326

The differences between the book and tax basis components of distributable earnings (losses) relate primarily to the timing of recognition of income and gains for federal income tax purposes.

59

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	Tax year	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	2025	$9,031,118	$45,046,904	$54,078,022
Mid-Cap Growth Fund	2025	150,658	28,846,621	28,997,279
Fool 100 Fund	2025	3,057,626	1,787,000	4,844,626
Small-Cap Growth Fund	2025	—	—	—
Capital Efficiency Fund	2025	163,114	137,670	300,784
Next Fund	2025	18,172	—	18,172

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. The Capital Efficiency Fund deferred $171,165 and the Mid-Cap Growth Fund deferred $752,911 post October loss which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2025, the Global Opportunities Fund had $9,510,037 of short-term capital loss carryforwards, the Next Fund had $1,241,915 of short-term capital loss carryforwards and $353,772 of long-term capital loss carryforwards, and the Small-Cap fund had $1,339,221 of short term capital loss carryforwards and $14,566,153 of long-term capital loss carryforwards.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$18,622,417	$18,783,037	$21,396
Mid-Cap Growth Fund	8,353,062	8,534,209	11,721
Fool 100 Fund	14,555,617	14,922,796	14,124
Small-Cap Growth Fund	8,274,083	8,584,376	8,582

60

Motley Fool Asset Management ETFs

Notes to Financial Statements (concluded)

FEBRUARY 28, 2026 (UNAUDITED)

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$18,622,417	$—	$18,622,417	$(18,622,417)	$—	$—
Mid-Cap Growth Fund	8,353,062	—	8,534,209	(8,353,062)	—	—
Fool 100 Fund	14,555,617	—	14,922,796	(14,555,617)	—	—
Small-Cap Growth Fund	8,274,083	—	8,584,376	(8,274,083)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

61

Motley Fool Asset Management ETFs

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.fooletfs.com.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of Directors (“Directors”) of The RBB Fund, Inc. (the “Company”), including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between Motley Fool Asset Management, LLC (“MFAM”) and the Company, on behalf of the new Motley Fool Innovative Growth Factor ETF, Motley Fool Value Factor ETF, and Motley Fool Momentum Factor ETF (each a “Fund” and together the “Funds”), at a meeting held on September 10-11, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by MFAM, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement with respect to the Funds, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of MFAM and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of MFAM were present. The Directors considered whether approval of the Investment Advisory Agreement would be in the best interests of each Fund and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Funds by MFAM ; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) MFAM’s investment philosophies and processes; (iv) MFAM’s assets under management and client descriptions; (v) MFAM’s soft dollar commission and trade allocation policies, as applicable; (vi) MFAM’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) MFAM’s compliance procedures; (viii) MFAM’s financial information and insurance coverage; (ix) MFAM’s profitability analysis relating to its proposed provision of services to the Funds; and (x) the extent to which economies of scale are relevant to the Funds. The Directors noted that the Funds had not yet commenced operations and, consequently, there was no performance information to review with respect to the Funds.

As part of their review, the Directors considered the nature, extent, and quality of the services to be provided by MFAM. The Directors concluded that MFAM had sufficient resources to provide services to each Fund.

62

Motley Fool Asset Management ETFs

Notice to Shareholders (concluded)

(Unaudited)

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that MFAM would be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of MFAM’s own fees and resources.

After reviewing the information regarding MFAM’s estimated costs, profitability and economies of scale, and after considering the services to be provided by MFAM, the Directors concluded that the investment advisory fees to be paid by each Fund to MFAM were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2027.

63

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP CORE ETF

SGI DYNAMIC TACTICAL ETF

SGI ENHANCED GLOBAL INCOME ETF

SGI ENHANCED CORE ETF

SGI ENHANCED NASDAQ-100 ETF

SGI ENHANCED MARKET LEADERS ETF

of

The RBB Fund, Inc.

Financial Statements

February 28, 2026
(Unaudited)

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 0.6%
General Dynamics Corp.	855	$305,278
General Electric Co.	1,775	607,511
		912,789
Airlines — 0.9%
Delta Air Lines, Inc.	4,626	303,928
United Airlines Holdings, Inc. (a)	10,249	1,089,469
		1,393,397
Apparel — 2.0%
Deckers Outdoor Corp. (a)	7,058	827,692
Ralph Lauren Corp.	3,638	1,319,139
Tapestry, Inc.	5,999	932,664
		3,079,495
Auto Manufacturers — 0.6%
Ford Motor Co.	23,727	334,313
General Motors Co.	4,698	369,780
Tesla, Inc. (a)	767	308,725
		1,012,818
Banks — 5.6%
Bank of America Corp.	58,300	2,905,089
Bank of New York Mellon Corp.	2,656	316,329
Citigroup, Inc.	4,709	518,885
JPMorgan Chase & Co.	9,307	2,794,892
KeyCorp	13,813	286,482
Morgan Stanley	3,188	530,834
PNC Financial Services Group, Inc. (b)	1,376	292,193
State Street Corp.	2,466	317,177
US Bancorp	5,954	325,446
Wells Fargo & Co.	5,055	411,730
		8,699,057
Beverages — 1.5%
Coca-Cola Co.	4,141	337,740
Monster Beverage Corp. (a)	17,128	1,461,019
PepsiCo, Inc.	3,307	561,330
		2,360,089
Biotechnology — 4.2%
Biogen, Inc. (a)	1,668	319,956
Incyte Corp. (a)(b)	10,381	1,051,284
Regeneron Pharmaceuticals, Inc.	5,244	4,099,077
Vertex Pharmaceuticals, Inc. (a)	2,061	1,023,967
		6,494,284
Building Materials — 0.2%
Trane Technologies PLC	751	347,202

Chemicals — 1.0%
CF Industries Holdings, Inc.	13,658	1,359,517
Mosaic Co.	8,520	237,197
		1,596,714
Commercial Services — 1.8%
Automatic Data Processing, Inc.	3,908	$837,719
Cintas Corp.	8,037	1,616,482
Moody’s Corp.	685	327,149
		2,781,350
Computers — 7.4%
Apple, Inc.	40,547	10,711,706
Sandisk Corp./DE (a)	1,289	818,979
		11,530,685
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	22,422	2,222,917
Procter & Gamble Co.	1,921	321,191
		2,544,108
Diversified Financial Services — 2.9%
Blackrock, Inc.	194	206,266
Charles Schwab Corp.	5,486	522,267
Interactive Brokers Group, Inc., Class A - Class A	4,215	300,066
Mastercard, Inc. - Class A	5,756	2,977,061
Visa, Inc. - Class A	1,450	464,203
		4,469,863
Electric — 2.6%
Ameren Corp.	2,844	322,168
Constellation Energy Corp.	962	317,345
DTE Energy Co. (b)	12,821	1,900,585
Evergy, Inc.	10,270	859,188
Exelon Corp.	6,957	344,163
Vistra Corp.	1,644	285,875
		4,029,324
Electronics — 0.5%
Amphenol Corp. - Class A	3,382	493,975
Garmin Ltd., (Switzerland) (b)	1,411	356,743
		850,718
Engineering & Construction — 2.2%
Comfort Systems USA, Inc.	278	397,365
EMCOR Group, Inc.	4,291	3,109,344
		3,506,709
Food — 0.4%
Sysco Corp.	6,413	584,609

Healthcare-Products — 0.6%
Agilent Technologies, Inc.	2,405	291,919
Intuitive Surgical, Inc. (a)	1,364	686,788
		978,707
Healthcare-Services — 0.5%
Centene Corp. (a)	12,594	565,219
Elevance Health, Inc.	735	235,200
		800,419

The accompanying notes are an integral part of the financial statements.
1

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (Continued)

February 28, 2026 (Unaudited)

	Shares	Value
Home Builders — 0.2%
PulteGroup, Inc. (b)	2,178	$298,822

Insurance — 5.8%
Allstate Corp.	4,946	1,061,016
Berkshire Hathaway, Inc. - Class B (a)	7,139	3,604,838
Cincinnati Financial Corp.	3,700	606,726
Everest Group Ltd.	1,728	579,727
Hartford Insurance Group, Inc.	2,257	317,853
Loews Corp.	2,900	319,058
MetLife, Inc.	4,140	298,370
Progressive Corp.	9,404	2,009,259
Travelers Cos, Inc.	994	306,788
		9,103,635
Internet — 15.3%
Airbnb, Inc. - Class A (a)	2,503	338,180
Alphabet, Inc. - Class A	29,288	9,130,827
Amazon.com, Inc. (a)	29,829	6,264,090
Booking Holdings, Inc.	635	2,691,987
DoorDash, Inc. - Class A (a)	1,292	227,999
Meta Platforms, Inc. - Class A	7,567	4,904,778
Netflix, Inc. (a)	3,153	303,445
		23,861,306
Leisure Time — 0.3%
Carnival Corp.	14,250	449,588

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	1,460	1,084,532
GE Vernova, Inc.	572	499,699
		1,584,231
Machinery-Diversified — 0.2%
Rockwell Automation, Inc.	774	315,366

Media — 1.8%
Fox Corp. - Class B	50,030	2,588,052
News Corp. - Class A	12,424	301,779
		2,889,831
Mining — 3.2%
Freeport-McMoRan, Inc.	30,089	2,048,459
Newmont Corp.	22,194	2,885,220
		4,933,679
Miscellaneous Manufacturing — 0.6%
3M Co.	2,536	419,252
Textron, Inc.	4,836	477,071
		896,323
Oil & Gas — 1.3%
Chevron Corp.	1,709	319,173
EOG Resources, Inc.	3,589	445,323
Exxon Mobil Corp.	2,161	329,552
Marathon Petroleum Corp.	3,433	680,455
Oil & Gas — 1.3% (Continued)
Phillips 66	1,812	$279,646
		2,054,149
Pharmaceuticals — 3.6%
AbbVie, Inc.	1,840	427,027
Bristol-Myers Squibb Co.	5,407	337,235
Cardinal Health, Inc.	2,130	488,260
Cencora, Inc.	888	330,460
Eli Lilly & Co.	2,148	2,259,674
Merck & Co., Inc. (b)	14,374	1,779,789
		5,622,445
Pipelines — 0.2%
ONEOK, Inc.	3,250	269,003

Real Estate — 2.0%
CBRE Group, Inc. - Class A (a)	19,453	2,872,430
CoStar Group, Inc. (a)	5,777	257,827
		3,130,257
REITS — 0.7%
Equinix, Inc.	223	217,260
Host Hotels & Resorts, Inc.	26,628	521,642
Welltower, Inc.	1,606	332,635
		1,071,537
Retail — 1.6%
AutoZone, Inc. (a)	47	176,512
Costco Wholesale Corp.	1,202	1,214,970
Lululemon Athletica, Inc. (a)	1,697	314,233
Ross Stores, Inc.	1,609	330,875
TJX Cos., Inc.	2,673	432,117
		2,468,707
Semiconductors — 16.0%
Analog Devices, Inc.	1,880	668,885
Applied Materials, Inc.	1,993	741,994
Broadcom, Inc.	9,113	2,912,059
KLA-Tencor Corp.	235	358,269
Lam Research Corp.	13,098	3,063,491
Micron Technology, Inc.	9,193	3,790,917
Monolithic Power Systems, Inc.	206	235,405
NVIDIA Corp.	69,755	12,359,889
QUALCOMM, Inc.	2,923	416,118
Texas Instruments, Inc.	1,586	336,407
		24,883,434
Software — 7.2%
Adobe Systems, Inc. (a)	2,199	577,040
Autodesk, Inc. (a)	1,493	367,084
Cadence Design Systems, Inc. (a)(b)	849	255,889
Microsoft Corp.	23,152	9,092,716
Palantir Technologies, Inc. - Class A (a)	6,626	909,021
		11,201,750

The accompanying notes are an integral part of the financial statements.
2

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (CONCLUDED)

February 28, 2026 (Unaudited)

	Shares	Value
Telecommunications — 0.6%
Arista Networks, Inc. (a)	4,031	$538,139
T-Mobile US, Inc.	1,504	326,503
		864,642
Transportation — 0.8%
CSX Corp.	7,678	327,774
FedEx Corp.	1,669	645,903
Union Pacific Corp. (b)	1,134	300,487
		1,274,164
TOTAL COMMON STOCKS (Cost $140,715,860)		155,145,206

EXCHANGE TRADED FUNDS — 0.4%
Vanguard S&P 500 ETF	854	538,908
TOTAL EXCHANGE TRADED FUNDS (Cost $541,954)		538,908

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	3,813,688	3,813,688
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,813,688)		3,813,688

TOTAL INVESTMENTS — 102.3% (Cost $145,071,502)		159,497,802
Liabilities in Excess of Other Assets — (2.3)%		(3,618,425)
TOTAL NET ASSETS — 100.0%		$155,879,377

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $3,793,009.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
3

SGI DYNAMIC TACTICAL ETF

Portfolio of Investments

February 28, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
iShares Core S&P Mid-Cap ETF	158,571	$11,336,241
iShares MSCI ACWI ex U.S. ETF	51,756	3,853,234
iShares MSCI USA Momentum Factor ETF (a)	43,089	10,899,794
iShares U.S. Real Estate ETF (a)	113,987	11,544,603
Schwab International Equity ETF (a)	143,522	3,879,400
SGI U.S. Large Cap Core ETF (b)(c)	637,563	24,743,820
Vanguard Information Technology ETF (a)	14,680	10,667,956
Vanguard Total International Stock ETF	49,894	4,181,616
TOTAL EXCHANGE TRADED FUNDS (Cost $78,085,825)		81,106,664

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 24.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (d)	19,978,975	$19,978,975
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,978,975)		19,978,975

TOTAL INVESTMENTS — 124.5% (Cost $98,064,800)		101,085,639
Liabilities in Excess of Other Assets — (24.5)%		(19,918,718)
TOTAL NET ASSETS — 100.0%		$81,166,921

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $19,511,119.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
4

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 90.1%
Aerospace/Defense — 1.8%
Lockheed Martin Corp.	2,464	$1,621,509
Thales SA - ADR	958	58,409
		1,679,918
Airlines — 0.2%
Ryanair Holdings PLC - ADR	3,016	203,550

Auto Manufacturers — 1.6%
Geely Automobile Holdings Ltd. - ADR (a)	2,408	98,752
Honda Motor Co. Ltd. - ADR	18,656	562,665
Mercedes-Benz Group AG - ADR	20,528	355,750
Toyota Motor Corp. - ADR	1,111	269,284
Volvo AB - ADR	4,495	174,631
		1,461,082
Auto Parts & Equipment — 2.0%
Magna International, Inc.	29,716	1,873,594

Banks — 21.4%
Banco Bilbao Vizcaya Argentaria SA - ADR	85,724	1,982,796
Banco Santander SA - ADR	81,119	1,002,631
Bank Hapoalim BM - ADR	1,675	207,851
Bank of America Corp.	19,163	954,892
Bank of China Ltd. - ADR	28,137	414,936
BNP Paribas SA - ADR	10,124	567,754
Canadian Imperial Bank of Commerce	1,990	200,910
China Construction Bank Corp. - ADR	20,366	413,023
China Merchants Bank Co. Ltd. - ADR	5,301	165,179
Citigroup, Inc.	6,635	731,111
Commerzbank AG - ADR	4,907	200,009
Credit Agricole SA - ADR	18,867	208,292
Danske Bank AS - ADR	5,468	142,660
DBS Group Holdings Ltd. - ADR	3,892	699,782
Deutsche Bank AG	39,744	1,407,732
DNB Bank ASA - ADR	4,599	145,236
ING Groep NV - ADR	15,649	450,222
Intesa Sanpaolo SpA - ADR	30,571	1,254,940
Itau Unibanco Holding SA - ADR	75,433	682,669
JPMorgan Chase & Co.	6,833	2,051,950
KBC Group NV - ADR	3,778	254,618
NatWest Group PLC - ADR (a)	60,536	1,004,898
Royal Bank of Canada	4,132	690,994
Societe Generale SA - ADR	63,269	1,100,248
Svenska Handelsbanken AB - ADR	15,154	120,474
Toronto-Dominion Bank	3,487	339,494
Banks — 21.4% (Continued)
UBS Group AG	12,650	$524,090
UniCredit SpA - ADR	40,029	1,701,633
United Overseas Bank Ltd. - ADR	6,134	356,753
		19,977,777
Beverages — 2.4%
Coca-Cola Co.	4,711	384,229
PepsiCo, Inc.	10,675	1,811,975
		2,196,204
Biotechnology — 0.6%
Amgen, Inc.	485	188,258
Gilead Sciences, Inc.	2,349	349,883
		538,141
Chemicals — 0.8%
CF Industries Holdings, Inc.	7,692	765,662

Commercial Services — 0.6%
Automatic Data Processing, Inc.	2,770	593,777

Cosmetics/Personal Care — 2.6%
Colgate-Palmolive Co.	24,075	2,386,795

Distribution/Wholesale — 0.6%
Mitsui & Co. Ltd. - ADR	727	545,643

Diversified Financial Services — 2.9%
Hong Kong Exchanges & Clearing Ltd. - ADR	7,653	412,726
KB Financial Group, Inc. - ADR	6,564	722,040
Nomura Holdings, Inc. - ADR	89,429	804,861
ORIX Corp. - ADR	21,326	758,140
		2,697,767
Electric — 5.8%
CMS Energy Corp.	745	58,162
DTE Energy Co.	6,392	947,550
E.ON SE - ADR	10,973	255,452
Enel SpA - ADR	30,342	363,801
Engie SA - ADR	26,958	915,224
Evergy, Inc.	17,523	1,465,974
National Grid PLC - ADR	15,290	1,433,743
		5,439,906
Electronics — 0.6%
Garmin Ltd.	1,141	288,479
Honeywell International, Inc.	1,300	316,667
		605,146
Engineering & Construction — 0.6%
Aena SME SA - ADR	10,423	166,247
Vinci SA - ADR	10,657	441,839
		608,086

The accompanying notes are an integral part of the financial statements.
5

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Value
Food — 3.3%
Sysco Corp.	14,270	$1,300,853
Tesco PLC - ADR	18,214	352,805
Tyson Foods, Inc. - Class A	22,425	1,457,401
		3,111,059
Forest Products & Paper — 0.2%
UPM-Kymmene Oyj - ADR	6,396	203,201

Gas — 0.3%
NiSource, Inc.	6,203	293,402

Hand/Machine Tools — 0.4%
Techtronic Industries Co. Ltd. - ADR	4,086	331,375

Healthcare-Products — 0.2%
FUJIFILM Holdings Corp. - ADR	16,277	167,002

Healthcare-Services — 0.7%
UnitedHealth Group, Inc.	2,326	682,146

Home Builders — 0.2%
Sekisui House Ltd. - ADR	5,919	144,956

Insurance — 5.2%
Allianz SE - ADR	16,347	735,125
AXA SA - ADR	30,589	1,493,661
Great-West Lifeco, Inc.	1,275	61,825
Manulife Financial Corp.	14,110	501,469
MS&AD Insurance Group Holdings, Inc. - ADR	7,715	213,898
NN Group NV - ADR	3,291	133,878
Ping An Insurance Group Co. of China Ltd. - ADR	40,471	700,553
Prudential Financial, Inc.	1,324	130,255
Zurich Insurance Group AG - ADR	23,304	877,396
		4,848,060
Iron/Steel — 0.5%
Fortescue Ltd. - ADR	7,200	214,632
Nucor Corp.	1,534	271,334
		485,966
Machinery-Construction & Mining — 1.0%
Komatsu Ltd. - ADR	19,475	936,163

Media — 0.4%
Comcast Corp. - Class A	13,184	408,177

Mining — 3.3%
Freeport-McMoRan, Inc.	14,036	955,571
Newmont Corp.	10,559	1,372,670
Rio Tinto PLC - ADR	7,716	766,507
		3,094,748
Office-Business Equipment — 0.3%
Canon, Inc. - ADR	9,160	$278,006

Oil & Gas — 5.9%
BP PLC - ADR	10,544	409,740
Chevron Corp.	5,281	986,280
Devon Energy Corp.	13,558	590,180
EOG Resources, Inc.	3,228	400,530
Exxon Mobil Corp.	4,902	747,555
Repsol SA - ADR	12,528	281,629
Shell PLC - ADR	6,079	507,657
Suncor Energy, Inc.	5,149	291,021
TotalEnergies SE	6,246	501,804
Woodside Energy Group Ltd. - ADR	38,969	798,085
		5,514,481
Packaging & Containers — 0.3%
Amcor PLC	5,642	273,242

Pharmaceuticals — 7.4%
AbbVie, Inc.	3,675	852,894
Astellas Pharma, Inc. - ADR	10,299	170,037
Bristol-Myers Squibb Co.	16,474	1,027,483
GSK PLC - ADR	14,804	875,361
Merck & Co., Inc.	14,777	1,829,688
Novartis AG - ADR	1,451	244,668
Novo Nordisk AS - ADR	3,812	142,759
Pfizer, Inc.	33,919	937,860
Takeda Pharmaceutical Co. Ltd. - ADR	46,153	865,369
		6,946,119
Pipelines — 1.3%
ONEOK, Inc.	14,193	1,174,755

Private Equity — 0.1%
3i Group PLC - ADR	8,275	93,921

REITS — 1.6%
Annaly Capital Management, Inc.	64,793	1,505,789

Retail — 0.9%
Best Buy Co., Inc.	3,278	203,138
Cie Financiere Richemont SA - ADR	15,476	314,163
CK Hutchison Holdings Ltd. - ADR	16,761	137,272
Home Depot, Inc.	458	174,370
		828,943

The accompanying notes are an integral part of the financial statements.
6

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (continued)

February 28, 2026 (Unaudited)

	Shares	Value
Semiconductors — 6.9%
Analog Devices, Inc.	1,760	$626,190
ASE Technology Holding Co. Ltd. - ADR	30,128	731,809
QUALCOMM, Inc.	10,451	1,487,804
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,172	3,435,648
Texas Instruments, Inc.	972	206,171
		6,487,622
Software — 0.5%
NetEase, Inc. - ADR	3,935	452,407

Telecommunications — 2.9%
Deutsche Telekom AG - ADR	7,608	306,450
NTT, Inc. - ADR	11,409	278,266
Orange SA - ADR	12,477	266,883
Singapore Telecommunications Ltd. - ADR	10,944	435,571
TELUS Corp.	9,589	131,753
Verizon Communications, Inc.	5,485	275,018
Vodafone Group PLC - ADR	63,745	979,123
		2,673,064
Transportation — 1.5%
AP Moller - Maersk AS - ADR	9,269	114,565
United Parcel Service, Inc. - Class B	10,920	1,266,283
		1,380,848
Water — 0.3%
United Utilities Group PLC - ADR	6,478	243,119
TOTAL COMMON STOCKS (Cost $71,018,182)		84,131,619

EXCHANGE TRADED FUNDS — 9.1%
iShares Emerging Markets Dividend ETF	79,788	2,807,739
State Street SPDR S&P Emerging Markets Dividend ETF	63,901	2,742,631
WisdomTree Emerging Markets High Dividend Fund	56,785	2,938,056
TOTAL EXCHANGE TRADED FUNDS (Cost $7,085,056)		8,488,426

PREFERRED STOCKS — 0.1%
Auto Manufacturers — 0.1%
Volkswagen AG	11,547	$138,102
TOTAL PREFERRED STOCKS (Cost $138,580)		138,102

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 3.60% (b)	563,427	563,427
TOTAL MONEY MARKET FUNDS (Cost $563,427)		563,427

TOTAL INVESTMENTS — 99.9% (Cost $78,805,245)		93,321,574
Other Assets in Excess of Liabilities — 0.1%		81,445
TOTAL NET ASSETS — 100.0%		$93,403,019

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
7

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (concluded)

February 28, 2026 (Unaudited)

Allocation of Portfolio Holdings by Country as of February 28, 2026
(% of Net Assets)
United States	$44,844,044	47.8%
United Kingdom	6,666,874	7.2
Japan	5,994,290	6.5
France	5,554,114	5.9
Taiwan	4,167,457	4.5
Canada	4,091,060	4.3
Spain	3,433,303	3.7
Germany	3,398,620	3.6
Italy	3,320,374	3.5
Switzerland	2,522,038	2.7
China	2,146,098	2.3
Singapore	1,492,106	1.7
Australia	1,012,717	1.1
Hong Kong	980,125	1.1
South Korea	722,040	0.8
Brazil	682,669	0.7
Netherlands	584,100	0.7
Denmark	399,984	0.4
Sweden	295,105	0.3
Belgium	254,618	0.3
Israel	207,851	0.2
Ireland	203,550	0.2
Finland	203,201	0.2
Norway	145,236	0.2
Other Assets in Excess of Liabilities	81,445	0.1
	$93,403,019	100.0%

The accompanying notes are an integral part of the financial statements.
8

SGI ENHANCED CORE ETF

Portfolio of Investments

February 28, 2026 (Unaudited)

	Shares	Value
OPEN-END FUNDS — 7.9%
North Capital Treasury Money Market Fund - Class Institutional	25,264,073	$25,264,073
TOTAL OPEN-END FUNDS (Cost $25,264,073)		25,264,073

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 90.8%
Fidelity Government Cash Reserves, 3.41% (a)	7,473,018	7,473,018
First American Government Obligations Fund - Class X, 3.60% (a)	1,343,432	1,343,432
PIMCO Government Money Market Fund - Class M, 4.22% (a)	8,570,750	8,570,750
T Rowe Price US Treasury Money Fund, Inc. - Class I, 3.47% (a)	48,433	48,433
Vanguard Federal Money Market Fund - Class I, 3.62% (a)(b)	137,287,472	137,287,472
Vanguard Treasury Money Market Fund - Class I, 3.61% (a)(b)	138,301,040	138,301,040
TOTAL MONEY MARKET FUNDS (Cost $293,024,145)		293,024,145

TOTAL INVESTMENTS — 98.7% (Cost $318,288,218)		318,288,218
Other Assets in Excess of Liabilities — 1.3%		4,327,866
TOTAL NET ASSETS — 100.0%		$322,616,084

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
9

SGI ENHANCED CORE ETF

Portfolio of Investments

February 28, 2026 (Unaudited) (Concluded)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Put Options — (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 03/02/2026; Exercise Price: $6,125.00	$(6,878,880)	(10)	$(100)
Expiration: 03/02/2026; Exercise Price: $6,150.00	(75,667,680)	(110)	(2,200)
Expiration: 03/02/2026; Exercise Price: $6,175.00	(68,788,800)	(100)	(1,200)
TOTAL WRITTEN OPTIONS (Premiums received $4,146)			$(3,500)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.
10

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS — 28.5%
3.79%, 03/10/2026 (a)	$20,000,000	$19,983,945
TOTAL U.S. TREASURY BILLS (Cost $19,981,253)		19,983,945

	Shares
MONEY MARKET FUNDS — 6.1%
First American Government Obligations Fund - Class X, 3.60% (b)	4,256,090	4,256,090
TOTAL MONEY MARKET FUNDS (Cost $4,256,090)		4,256,090

TOTAL INVESTMENTS — 34.6% (Cost $24,237,343)		24,240,035
Other Assets in Excess of Liabilities — 65.4%		45,784,595
TOTAL NET ASSETS — 100.0%		$70,024,630

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of February 28, 2026.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
11

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

February 28, 2026 (Unaudited) (Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 03/02/2026; Exercise Price: $7,025.00	$(34,394,400)	(50)	$(350)
Expiration: 03/02/2026; Exercise Price: $7,030.00	(6,878,880)	(10)	(70)
Total Call Options			(420)

Put Options — (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 03/02/2026; Exercise Price: $6,490.00	(34,394,400)	(50)	(1,750)
Expiration: 03/02/2026; Exercise Price: $6,495.00	(34,394,400)	(50)	(1,500)
Expiration: 03/02/2026; Exercise Price: $6,510.00	(34,394,400)	(50)	(1,750)
Expiration: 03/02/2026; Exercise Price: $6,515.00	(34,394,400)	(50)	(1,750)
Expiration: 03/02/2026; Exercise Price: $6,520.00	(68,788,800)	(100)	(3,500)
Expiration: 03/02/2026; Exercise Price: $6,525.00	(34,394,400)	(50)	(1,500)
Expiration: 03/02/2026; Exercise Price: $6,530.00	(34,394,400)	(50)	(1,750)
Total Put Options			(13,500)
TOTAL WRITTEN OPTIONS (Premiums received $14,100)			$(13,920)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.
12

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

February 28, 2026 (Unaudited) (Concluded)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Micro E-Mini Nasdaq 100 Future Mar 2026	18	03/20/2026	$900,171	$1,851
Nasdaq 100 Index	131	03/20/2026	65,512,445	(729,732)
Net Unrealized Appreciation (Depreciation)				$(727,881)

The accompanying notes are an integral part of the financial statements.
13

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.0%
Automobiles & Components — 2.9%
General Motors Co.	4,055	$319,169
Tesla, Inc. (a)	14,221	5,724,095
		6,043,264
Banks — 4.2%
Bank of America Corp.	35,247	1,756,358
Citigroup, Inc.	9,492	1,045,923
JPMorgan Chase & Co.	14,169	4,254,951
US Bancorp	8,150	445,479
Wells Fargo & Co.	16,425	1,337,816
		8,840,527
Capital Goods — 4.3%
3M Co.	2,456	406,026
Boeing Co. (a)	3,708	843,681
Caterpillar, Inc.	2,382	1,769,421
Deere & Co.	1,165	733,612
Emerson Electric Co.	2,880	434,160
General Dynamics Corp.	1,139	406,680
General Electric Co.	5,369	1,837,594
Honeywell International, Inc.	3,072	748,308
Lockheed Martin Corp.	1,023	673,216
RTX Corp.	6,230	1,262,323
		9,115,021
Consumer Discretionary Distribution & Retail — 6.2%
Amazon.com, Inc. (a)	49,019	10,293,990
Home Depot, Inc.	5,130	1,953,094
Lowe’s Cos., Inc.	2,923	773,338
		13,020,422
Consumer Durables & Apparel — 0.2%
NIKE, Inc. - Class B	5,632	350,198

Consumer Services — 1.1%
Booking Holdings, Inc.	151	640,142
McDonald’s Corp.	3,645	1,243,164
Starbucks Corp.	5,715	560,184
		2,443,490
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	2,177	2,200,490
Target Corp.	2,145	244,080
Walmart, Inc.	11,273	1,442,380
		3,886,950
Energy — 2.7%
Chevron Corp.	9,833	1,836,411
ConocoPhillips	6,235	707,423
Exxon Mobil Corp.	21,549	3,286,223
		5,830,057
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.	2,406	$461,615
Simon Property Group, Inc.	1,656	337,576
		799,191
Financial Services — 7.5%
American Express Co.	2,695	832,485
Bank of New York Mellon Corp.	3,538	421,376
Berkshire Hathaway, Inc. - Class B (a)	9,579	4,836,916
Blackrock, Inc.	699	743,198
Capital One Financial Corp.	3,142	614,701
Charles Schwab Corp.	8,817	839,378
Goldman Sachs Group, Inc.	1,501	1,290,215
Mastercard, Inc. - Class A	4,185	2,164,524
Morgan Stanley	6,173	1,027,866
PayPal Holdings, Inc.	4,835	223,425
Visa, Inc. - Class A	8,647	2,768,251
		15,762,335
Food, Beverage & Tobacco — 2.5%
Altria Group, Inc.	8,762	604,929
Coca-Cola Co.	19,949	1,627,040
Mondelez International, Inc. - Class A	7,067	435,186
PepsiCo, Inc.	7,077	1,201,250
Philip Morris International, Inc.	8,239	1,539,292
		5,407,697
Health Care Equipment & Services — 2.1%
Abbott Laboratories	9,320	1,084,382
CVS Health Corp.	6,635	530,137
Intuitive Surgical, Inc. (a)	1,561	785,979
Medtronic PLC	6,717	655,982
UnitedHealth Group, Inc.	4,644	1,361,946
		4,418,426
Household & Personal Products — 1.2%
Colgate-Palmolive Co.	4,173	413,711
Procter & Gamble Co.	12,347	2,064,419
		2,478,130
Insurance — 0.2%
American International Group, Inc.	2,723	219,174
MetLife, Inc.	2,991	215,562
		434,736
Materials — 0.6%
Linde PLC	2,371	1,204,658

The accompanying notes are an integral part of the financial statements.
14

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

February 28, 2026 (Unaudited) (Continued)

	Shares	Value
Media & Entertainment — 13.0%
Alphabet, Inc. - Class A	53,121	$16,561,003
Comcast Corp. - Class A	19,121	591,986
Meta Platforms, Inc. - Class A	10,947	7,095,626
Netflix, Inc. (a)	21,788	2,096,877
Versant Media Group, Inc. (a)	697	23,224
Walt Disney Co.	9,289	985,006
		27,353,722
Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
AbbVie, Inc.	9,327	2,164,610
Amgen, Inc.	2,898	1,124,888
Bristol-Myers Squibb Co.	10,524	656,382
Danaher Corp.	3,098	652,563
Eli Lilly & Co.	4,049	4,259,507
Gilead Sciences, Inc.	6,686	995,880
Johnson & Johnson	12,623	3,135,932
Merck & Co., Inc.	12,819	1,587,248
Pfizer, Inc.	29,797	823,887
Thermo Fisher Scientific, Inc.	1,867	972,912
		16,373,809
Semiconductors & Semiconductor Equipment — 16.2%
Advanced Micro Devices, Inc. (a)	8,245	1,650,731
Broadcom, Inc.	23,994	7,667,283
Intel Corp. (a)	21,927	1,000,091
NVIDIA Corp.	124,511	22,062,104
QUALCOMM, Inc.	5,253	747,817
Texas Instruments, Inc.	4,910	1,041,460
		34,169,486
Software & Services — 10.4%
Accenture PLC - Class A	3,159	659,346
Adobe, Inc. (a)	2,067	542,401
International Business Machines Corp.	4,573	1,098,480
Intuit, Inc.	1,424	582,459
Microsoft Corp.	37,501	14,728,143
Oracle Corp.	8,457	1,229,648
Palantir Technologies, Inc. - Class A (a)	11,403	1,564,378
Salesforce, Inc.	4,828	940,446
ServiceNow, Inc. (a)	5,326	575,261
		21,920,562
Technology Hardware & Equipment — 10.2%
Apple, Inc.	75,383	$19,914,681
Cisco Systems, Inc.	20,396	1,620,666
		21,535,347
Telecommunication Services — 1.3%
AT&T, Inc.	38,448	1,076,928
T-Mobile US, Inc.	2,467	535,561
Verizon Communications, Inc.	22,743	1,140,334
		2,752,823
Transportation — 1.2%
FedEx Corp.	1,047	405,189
Uber Technologies, Inc. (a)	10,668	804,581
Union Pacific Corp.	3,223	854,030
United Parcel Service, Inc. - Class B	3,570	413,977
		2,477,777
Utilities — 1.0%
Duke Energy Corp.	4,091	535,307
NextEra Energy, Inc.	10,782	1,011,028
Southern Co.	5,872	571,816
		2,118,151
TOTAL COMMON STOCKS (Cost $149,493,207)		208,736,779

The accompanying notes are an integral part of the financial statements.
15

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

February 28, 2026 (Unaudited) (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0% (a)(b)
Put Options — 0.0% (b)
S&P 500 Index (c)(d)(e)
Expiration: 03/06/2026; Exercise Price: $6,500.00	$3,439,440	5	$2,700
Expiration: 03/06/2026; Exercise Price: $6,525.00	3,439,440	5	3,050
Expiration: 03/06/2026; Exercise Price: $6,550.00	3,439,440	5	3,900
TOTAL PURCHASED OPTIONS (Cost $15,818)			9,650

		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.9%
First American Government Obligations Fund - Class X, 3.60% (f)		1,798,195	1,798,195
TOTAL MONEY MARKET FUNDS (Cost $1,798,195)			1,798,195

TOTAL INVESTMENTS — 99.9% (Cost $151,307,220)			210,544,624
Other Assets in Excess of Liabilities — 0.1%			289,645
TOTAL NET ASSETS — 100.0%			$210,834,269

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
16

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

February 28, 2026 (Unaudited) (Concluded)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Put Options — (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 03/06/2026; Exercise Price: $6,600.00 (d)	$(3,439,440)	(5)	$(5,250)
Expiration: 03/06/2026; Exercise Price: $6,625.00 (d)	(3,439,440)	(5)	(6,425)
Expiration: 03/06/2026; Exercise Price: $6,650.00	(3,439,440)	(5)	(7,400)
TOTAL WRITTEN OPTIONS (Premiums received $27,892)			$(19,075)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
17

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF	SGI ENHANCED GLOBAL INCOME ETF
ASSETS:
Investments in unaffiliated securities, at value	$159,497,802	$76,341,819	$93,321,574
Investments in affiliated securities, at value	—	24,743,820	—
Receivable for fund shares sold	—	4,132,100	—
Cash and cash equivalents	222,033	102,311	—
Security lending income receivable	863	5,614	—
Interest receivable	603	227	622
Receivable for investments sold	—	—	9,499
Dividends receivable	56,381	—	90,677
Dividend tax reclaims receivable	—	—	6,210
Deposit at broker for option contracts	—	—	38,066
Deposit at broker for other investments	—	—	—
Prepaid expenses and other assets	—	—	177
Total assets	159,777,682	105,325,891	93,466,825

LIABILITIES:
Written option, at value	—	—	—
Payable upon return of securities loaned	3,813,688	19,978,975	—
Payable for investments purchased	—	4,129,131	—
Payable to Adviser	84,617	50,864	63,806
Interest payable	—	—	—
Payable for capital shares redeemed	—	—	—
Payable to custodian	—	—	—
Payable for expenses and other liabilities	—	—	—
Total liabilities	3,898,305	24,158,970	63,806
NET ASSETS	$155,879,377	$81,166,921	$93,403,019

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, and 0.001 per share)	$3,980	$2,750	$2,690
Additional paid-in capital	143,339,807	76,604,674	77,355,618
Total distributable earnings/(accumulated losses)	12,535,590	4,559,497	16,044,711
Total net assets	$155,879,377	$81,166,921	$93,403,019

Net assets	$155,879,377	$81,166,921	$93,403,019
Capital shares issued and outstanding (100,000,000, 100,000,000, and 100,000,000 shares authorized, 0.001, 0.001, and 0.001 par value)	3,980,000	2,750,000	2,690,000
Net asset value per share	$39.17	$29.52	$34.72

COST:
Investments in unaffiliated securities, at cost	$145,071,502	$75,779,574	$78,805,245
Investments in affiliated securities, at cost	$—	$22,285,226	$—

PROCEEDS:
Written options premium received	$—	$—	$—
at value (included in investments)	$3,793,009	$19,511,119	$—

The accompanying notes are an integral part of the financial statements.
18

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (CONCLUDED)

February 28, 2026 (Unaudited)

	SGI ENHANCED CORE ETF	SGI Enhanced Nasdaq-100 ETF	SGI ENHANCED MARKET LEADERS ETF
ASSETS:
Investments in unaffiliated securities, at value	$318,288,218	$24,240,035	$210,544,624
Investments in affiliated securities, at value	—	—	—
Receivable for fund shares sold	—	—	1,926,630
Cash and cash equivalents	—	—	—
Security lending income receivable	—	—	—
Interest receivable	1,583	56,303	27
Receivable for investments sold	35,453	—	18,481
Dividends receivable	981,212	5,558	177,974
Dividend tax reclaims receivable	—	—	—
Deposit at broker for option contracts	5,912,260	—	59,658
Deposit at broker for other investments	—	45,781,472	—
Prepaid expenses and other assets	269	—	54,138
Total assets	325,218,995	70,083,368	212,781,532

LIABILITIES:
Written option, at value	3,500	13,920	19,075
Payable upon return of securities loaned	—	—	—
Payable for investments purchased	2,280	—	1,774,580
Payable to Adviser	262,125	44,810	75,921
Interest payable	254	—	225
Payable for capital shares redeemed	2,301,589	—	—
Payable to custodian	33,163	8	5,236
Total liabilities	2,602,911	58,738	1,947,263
NET ASSETS	$322,616,084	$70,024,630	$210,834,269

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, and 0.001 per share)	$12,610	$2,580	$6,566
Additional paid-in capital	320,832,174	71,396,797	58,793,735
Total distributable earnings/(accumulated losses)	1,771,300	(1,374,747)	152,033,968
Total net assets	$322,616,084	$70,024,630	$210,834,269

Net assets	$322,616,084	$70,024,630	$210,834,269
Capital shares issued and outstanding (100,000,000, 100,000,000, and 100,000,000 shares authorized, 0.001, 0.001, and 0.001 par value)	12,610,000	2,580,000	6,565,830
Net asset value per share	$25.58	$27.15	$32.11

COST:
Investments in unaffiliated securities, at cost	$318,288,218	$24,237,343	$151,307,220
Investments in affiliated securities, at cost	$—	$—	$—

PROCEEDS:
Written options premium received	$4,146	$14,100	$27,892
at value (included in investments)	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
19

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED February 28, 2026 (Unaudited)

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF	SGI ENHANCED GLOBAL INCOME ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$601,262	$480,832	$1,349,257
Dividend income from affiliated securities	—	246,592	—
Less: dividend withholding taxes	—	—	(95,401)
Less: issuance fees	—	—	(25,868)
Interest income from affiliated securities	—	346,263	—
Interest income	4,541	—	6,020
Securities lending income	2,398	8,298	—
Total investment income	608,201	1,081,985	1,234,008

EXPENSES:
Investment advisory fee	465,586	322,322	397,761
Interest expense	—	335,623	2,611
Total expenses	465,586	657,945	400,372
NET INVESTMENT INCOME	142,615	424,040	833,636

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(3,318,072)	(252,071)	(2,202,144)
Investments in affiliated securities	—	143,534	—
In-kind redemptions in unaffiliated securities	8,114,563	2,953,315	6,448,704
Written options expired or closed	—	—	638,525
Futures contracts	—	—	—
Distributions received from other investment companies	—	255,675	—
Net realized gain (loss)	4,796,491	3,100,453	4,885,085
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	5,232,125	(957,468)	9,472,332
Investments in affiliated securities	—	893,380	—
Written options	—	—	—
Future contracts	—	—	—
Net change in unrealized appreciation (depreciation)	5,232,125	(64,088)	9,472,332
Net realized and unrealized gain (loss)	10,028,616	3,036,365	14,357,417
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,171,231	$3,460,405	$15,191,053

The accompanying notes are an integral part of the financial statements.
20

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE SIX MONTHS ENDED February 28, 2026 (Unaudited)

	SGI ENHANCED CORE ETF	SGI Enhanced Nasdaq-100 ETF	SGI ENHANCED MARKET LEADERS ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$6,822,400	$16,596	$1,182,412
Dividend income from affiliated securities	—	—	—
Less: dividend withholding taxes	—	—	—
Less: issuance fees	—	—	—
Interest income from affiliated securities	—	—	—
Interest income	186,188	516,056	—
Securities lending income	—	—	—
Total investment income	7,008,588	532,652	1,182,412

EXPENSES:
Investment advisory fee	1,803,550	245,271	490,536
Interest expense	254	—	43,583
Total expenses	1,803,804	245,271	534,119
NET INVESTMENT INCOME	5,204,784	287,381	648,293

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(400,203)	5,342	261,835
Investments in affiliated securities	—	—	—
In-kind redemptions in unaffiliated securities	—	—	92,986,953
Written options expired or closed	7,041,354	1,273,272	148,795
Futures contracts	(8)	4,547,084	—
Distributions received from other investment companies	—	—	—
Net realized gain (loss)	6,641,143	5,825,698	93,397,583
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	410	(1,536)	(82,672,111)
Investments in affiliated securities	—	—	—
Written options	2,782	180	8,817
Future contracts	—	(2,966,207)	—
Net change in unrealized appreciation (depreciation)	3,192	(2,967,563)	(82,663,294)
Net realized and unrealized gain (loss)	6,644,335	2,858,135	10,734,289
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,849,119	$3,145,516	$11,382,582

The accompanying notes are an integral part of the financial statements.
21

SGI U.S. LARGE CAP CORE ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$142,615	$318,854
Net realized gain (loss)	4,796,491	3,783,398
Net change in unrealized appreciation (depreciation)	5,232,125	3,835,475
Net increase (decrease) in net assets from operations	10,171,231	7,937,727

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(260,873)	(7,743,637)
Total distributions to shareholders	(260,873)	(7,743,637)

CAPITAL TRANSACTIONS:
Shares sold	90,757,064	105,666,696
Shares redeemed	(39,387,879)	(103,552,522)
Net increase (decrease) in net assets from capital transactions	51,369,185	2,114,174

NET INCREASE (DECREASE) IN NET ASSETS	61,279,543	2,308,264

NET ASSETS:
Beginning of the period	94,599,834	92,291,570
End of the period	$155,879,377	$94,599,834

SHARES TRANSACTIONS
Shares sold	2,370,000	3,090,000
Shares redeemed	(1,045,000)	(3,055,000)
Total increase (decrease) in shares outstanding	1,325,000	35,000

The accompanying notes are an integral part of the financial statements.
22

SGI DYNAMIC TACTICAL ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$424,040	$902,257
Net realized gain (loss)	3,100,453	3,404,248
Net change in unrealized appreciation (depreciation)	(64,088)	(2,200,409)
Net increase (decrease) in net assets from operations	3,460,405	2,106,096

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,095,496)	(5,828,622)
Total distributions to shareholders	(1,095,496)	(5,828,622)

CAPITAL TRANSACTIONS:
Shares sold	46,123,277	53,828,580
Shares redeemed	(32,971,557)	(44,064,499)
Net increase (decrease) in net assets from capital transactions	13,151,720	9,764,081

NET INCREASE (DECREASE) IN NET ASSETS	15,516,629	6,041,555

NET ASSETS:
Beginning of the period	65,650,292	59,608,737
End of the period	$81,166,921	$65,650,292

SHARES TRANSACTIONS
Shares sold	1,565,000	1,860,000
Shares redeemed	(1,120,000)	(1,505,000)
Total increase (decrease) in shares outstanding	445,000	355,000

The accompanying notes are an integral part of the financial statements.
23

SGI ENHANCED GLOBAL INCOME ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$833,636	$1,908,801
Net realized gain (loss)	4,885,085	5,653,226
Net change in unrealized appreciation (depreciation)	9,472,332	2,506,870
Net increase (decrease) in net assets from operations	15,191,053	10,068,897

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,177,711)	(2,819,840)
Total distributions to shareholders	(1,177,711)	(2,819,840)

CAPITAL TRANSACTIONS:
Shares sold	37,229,574	110,834,454
Shares redeemed	(41,225,062)	(102,936,974)
Net increase (decrease) in net assets from capital transactions	(3,995,488)	7,897,480

NET INCREASE (DECREASE) IN NET ASSETS	10,017,854	15,146,537

NET ASSETS:
Beginning of the period	83,385,165	68,238,628
End of the period	$93,403,019	$83,385,165

SHARES TRANSACTIONS
Shares sold	1,195,000	4,090,000
Shares redeemed	(1,360,000)	(3,780,000)
Total increase (decrease) in shares outstanding	(165,000)	310,000

The accompanying notes are an integral part of the financial statements.
24

SGI ENHANCED CORE ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$5,204,784	$10,097,411
Net realized gain (loss)	6,641,143	7,128,486
Net change in unrealized appreciation (depreciation)	3,192	(3,749)
Net increase (decrease) in net assets from operations	11,849,119	17,222,148

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(13,126,275)	(16,948,939)
Total distributions to shareholders	(13,126,275)	(16,948,939)

CAPITAL TRANSACTIONS:
Shares sold	46,343,731	392,395,053
Shares redeemed	(211,542,099)	(32,833,689)
Net increase (decrease) in net assets from capital transactions	(165,198,368)	359,561,364

NET INCREASE (DECREASE) IN NET ASSETS	(166,475,524)	359,834,573

NET ASSETS:
Beginning of the period	489,091,608	129,257,035
End of the period	$322,616,084	$489,091,608

SHARES TRANSACTIONS
Shares sold	1,795,000	15,295,000
Shares redeemed	(8,215,000)	(1,275,000)
Total increase (decrease) in shares outstanding	(6,420,000)	14,020,000

The accompanying notes are an integral part of the financial statements.
25

SGI ENHANCED NASDAQ-100 ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$287,381	$551,786
Net realized gain (loss)	5,825,698	1,267,468
Net change in unrealized appreciation (depreciation)	(2,967,563)	2,341,213
Net increase (decrease) in net assets from operations	3,145,516	4,160,467

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,052,430)	(665,909)
Total distributions to shareholders	(8,052,430)	(665,909)

CAPITAL TRANSACTIONS:
Shares sold	36,676,843	26,686,541
Shares redeemed	—	(2,479,910)
Net increase (decrease) in net assets from capital transactions	36,676,843	24,206,631

NET INCREASE (DECREASE) IN NET ASSETS	31,769,929	27,701,189

NET ASSETS:
Beginning of the period	38,254,701	10,553,512
End of the period	$70,024,630	$38,254,701

SHARES TRANSACTIONS
Shares sold	1,280,000	985,000
Shares redeemed	—	(100,000)
Total increase (decrease) in shares outstanding	1,280,000	885,000

The accompanying notes are an integral part of the financial statements.
26

SGI ENHANCED MARKET LEADERS ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE PERIOD ENDED AUGUST 31, 2025	FOR THE Year ENDED December 31, 2024
OPERATIONS:
Net investment income (loss)	$648,293	$1,289,163	$2,208,685
Net realized gain (loss)	93,397,583	29,391,448	7,497,629
Net change in unrealized appreciation (depreciation)	(82,663,294)	(12,655,189)	11,040,746
Net increase (decrease) in net assets from operations	11,382,582	18,025,422	20,747,060

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,885,206)	(979,728)	(2,235,984)
Total distributions to shareholders	(1,885,206)	(979,728)	(2,235,984)

CAPITAL TRANSACTIONS:
Shares sold	121,654,456	23,340,057	213,842
Shares issued from reinvestment of distributions	—	54,221	—
Shares redeemed	(106,028,038)	(30,145,101)	(7,784,477)
Net increase (decrease) in net assets from capital transactions	15,626,418	(6,750,823)	(7,570,635)

NET INCREASE (DECREASE) IN NET ASSETS	25,123,794	10,294,871	10,940,441

NET ASSETS:
Beginning of the period	185,710,475	175,415,604	164,475,163
End of the period	$210,834,269	$185,710,475	$175,415,604

SHARES TRANSACTIONS(a)
Shares sold	3,795,000	780,000	7,809
Shares issued from reinvestment of distributions	—	1,983	—
Shares redeemed	(3,310,000)	(1,006,362)	(293,520)
Total increase (decrease) in shares outstanding	485,000	(224,379)	(285,711)

(a)	Share activity prior to April 21, 2025 has been adjusted to reflect the impact of the 40.4632 for 1 share split that occurred on that date.

The accompanying notes are an integral part of the financial statements.
27

SGI U.S. LARGE CAP CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$35.63	$35.23	$28.01	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.12	0.19	0.11
Net realized and unrealized gain (loss) on investments (c)	3.58	3.13	7.47	2.90
Total from investment operations	3.63	3.25	7.66	3.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.26)	(0.07)	—
Net realized gains	—	(2.59)	(0.37)	—
Total distributions	(0.09)	(2.85)	(0.44)	—
Net asset value, end of period	$39.17	$35.63	$35.23	$28.01

TOTAL RETURN (d)	10.17%	9.99%	27.67%	12.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,879	$94,600	$92,292	$98,025
Ratio of expenses to average net assets (e)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (e)	0.26%	0.35%	0.61%	1.01%
Portfolio turnover rate (d)(f)	46%	145%	225%	95%

(a)	Inception date of the Fund was March 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
28

SGI DYNAMIC TACTICAL ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.48	$30.57	$25.98	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.18	0.42	0.22	0.13
Net realized and unrealized gain (loss) on investments (d)	1.34	0.49	4.61	0.85
Total from investment operations	1.52	0.91	4.83	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(1.30)	(0.24)	—
Net realized gains	—	(1.70)	—	—
Total distributions	(0.48)	(3.00)	(0.24)	—
Net asset value, end of period	$29.52	$28.48	$30.57	$25.98

TOTAL RETURN (e)	5.32%	3.25%	18.75%	3.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$81,167	$65,650	$59,609	$110,395
Ratio of expenses to average net assets (f)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (f)	1.25%	1.44%	0.82%	1.18%
Portfolio turnover rate (e)(h)	77%	108%	167%	66%

(a)	Inception date of the Fund was March 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
29

SGI ENHANCED GLOBAL INCOME ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$29.21	$26.81	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.31	0.67	0.32
Net realized and unrealized gain (loss) on investments (d)	5.66	2.73	1.68
Total from investment operations	5.97	3.40	2.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.69)	(0.19)
Net realized gains	(0.04)	(0.31)	—
Total distributions	(0.46)	(1.00)	(0.19)
Net asset value, end of period	$34.72	$29.21	$26.81

TOTAL RETURN (e)	20.64%	13.11%	8.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$93,403	$83,385	$68,239
Ratio of expenses to average net assets (f)(g)	0.99%	1.00%	1.14%
Ratio of net investment income (loss) to average net assets (f)(g)	2.05%	2.47%	2.46%
Portfolio turnover rate (e)(h)	43%	231%	158%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
30

SGI ENHANCED CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.70	$25.80	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.84	0.53
Net realized and unrealized gain (loss) on investments (c)	0.46	0.75	0.49
Total from investment operations	0.82	1.59	1.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.97)	(0.22)
Net realized gains	(0.53)	(0.72)	—
Total distributions	(0.94)	(1.69)	(0.22)
Net asset value, end of period	$25.58	$25.70	$25.80

TOTAL RETURN (d)	3.24%	6.34%	4.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$322,616	$489,092	$129,257
Ratio of expenses to average net assets (e):	0.98%	0.98%	0.99%
Ratio of net investment income (loss) to average net assets (e)	2.83%	3.27%	4.16%
Portfolio turnover rate (d)(f)	0%	0%	0%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
31

SGI ENHANCED NASDAQ-100 ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$29.43	$25.43	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.17	0.59	0.15
Net realized and unrealized gain (loss) on investments (c)	2.30	4.18	0.28
Total from investment operations	2.47	4.77	0.43

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.52)	—
Net realized gains	(4.56)	(0.25)	—
Total distributions	(4.76)	(0.77)	—
Net asset value, end of period	$27.15	$29.43	$25.43

TOTAL RETURN (d)	8.10%	19.08%	1.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,025	$38,255	$10,554
Ratio of expenses to average net assets (e)	0.98%	0.98%	1.18%
Ratio of net investment income (loss) to average net assets (e)	1.15%	2.17%	2.80%
Portfolio turnover rate (d)(f)	0%	0%	0%

(a)	Inception date of the Fund was June 13, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
32

SGI ENHANCED MARKET LEADERS ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2026 (Unaudited)	For the period Ended August 31, 2025(a)**		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE DATA:*

Net asset value, beginning of year	$30.54	$27.82		$24.95		$21.34	$25.33	$21.25	$19.68

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.11	0.21		0.34		0.34	0.34	0.26	0.24
Net realized and unrealized gain (loss) on investments(d)	1.78	2.67		2.88		3.62	(3.98)	4.09	1.57
Total from investment operations	1.89	2.88		3.22		3.96	(3.64)	4.35	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.16)		(0.35)		(0.35)	(0.35)	(0.27)	(0.24)
Net realized gains	(0.19)
Return of capital	—	—		(0.00	)(e)	—	—	—	—
Total distributions	(0.32)	(0.16)		(0.35)		(0.35)	(0.35)	(0.27)	(0.24)
Net asset value, end of year	$32.11	$30.54		$27.82		$24.95	$21.34	$25.33	$21.25

TOTAL RETURN(f)	6.15%	10.39%		12.92%		18.71%	(14.34)%	20.54%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$210,834	$185,710		$175,416		$164,475	$161,818	$213,527	$209,441
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.54%	0.59%		0.48%		0.52%	0.47%	0.56%	0.81%
After expense reimbursement/recoupment(g)	0.54%	0.59%		0.48%		0.52%	0.47%	0.57%	0.83%
Ratio of dividends, interest and borrowing expense to average net assets(g)	0.04%	0.00	%(h)	0.00%		0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(g)	0.66%	1.10%		1.29%		1.51%	1.53%	1.11%	1.26%
Portfolio turnover rate(f)(i)	42%	13%		0.00%		0.00%	0.00%	0.00%	0.00%

*	Per share amounts have been adjusted to reflect the impact of the 40.4632 for 1 share split that occurred on April 21, 2025.
(**)

Effective as of the close of business on May 2, 2025, the Fund acquired all the assets and liabilities of the Chestnut Street Exchange Fund (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(a)	Effective August 31, 2025, the Fund changed its fiscal year end date to August 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
33

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF and SGI Enhanced Market Leaders ETF (each, a “Fund” and collectively, the “Funds”), which commenced investment operations on March 30, 2023, March 29, 2023, February 28, 2024, February 28, 2024, June 13, 2024 and May 5, 2025, respectively.

Effective as of the close of business on May 2, 2025, the Chestnut Street Exchange Fund, an open-end management investment company established as a California Limited Partnership, was reorganized into SGI Enhanced Market Leaders ETF as a new series of RBB in a tax-free reorganization (the “Reorganization”). SGI Enhanced Market Leaders ETF acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of SGI Enhanced Market Leaders ETF, which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The agreement and plan of reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on April 9, 2025. The Predecessor Fund commenced operations on December 29, 1976. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by SGI Enhanced Market Leaders ETF. Effective August 31, 2025, the SGI Enhanced Market Leaders ETF changed its fiscal year end date to August 31.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Predecessor Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, SGI Enhanced Market Leaders ETF is the accounting successor. The Reorganization was accomplished by a tax-free exchange of SGI Enhanced ETF’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received and shares issued by SGI Enhanced Market Leaders ETF were recorded at fair value; however, the cost basis of the investments received from SGI Enhanced Market Leaders ETF was carried forward to align ongoing reporting of SGI Enhanced Market Leaders ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation and fund shares outstanding of the Predecessor Fund were as follows:

FUND	Net Assets	Fair Value of Investments	Net Unrealized Appreciation	Fund Shares Outstanding
Chestnut Street Exchange Fund	$166,962,449	$166,921,998	$146,065,549	6,175,830

The investment objective of the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF is to provide long-term capital appreciation. The investment objective of the SGI Enhanced Global Income ETF and the SGI Enhanced Nasdaq-100 ETF is to seek income and capital appreciation. The objective of the SGI Enhanced Core ETF is to seek income. The investment objective of the SGI Enhanced Market Leaders ETF is to seek capital appreciation and current income.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

34

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

INVESTMENT COMPANY SECURITIES – SGI Dynamic Tactical ETF pursues its investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of underlying funds, their performances are directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the underlying funds in direct proportion to the amount of assets the Funds allocate to the underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds. Information about underlying funds in the underlying funds’ annual or semiannual report to shareholders can be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in ETFs are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit Global Investments, LLC (the “Adviser” or “Summit”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

35

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

SGI U.S. LARGE CAP CORE ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$155,145,206	$—	$—	$155,145,206
Exchange Traded Funds	538,908	—	—	538,908
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,813,688
Total Investments	$155,684,114	$—	$—	$159,497,802

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,813,688 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SGI DYNAMIC TACTICAL ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$81,106,664	$—	$—	$81,106,664
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	19,978,975
Total Investments	$81,106,664	$—	$—	$101,085,639

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $19,978,975 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SGI ENHANCED GLOBAL INCOME ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$84,131,619	$—	$—	$84,131,619
Exchange Traded Funds	8,488,426	—	—	8,488,426
Preferred Stocks	138,102	—	—	138,102
Money Market Funds	563,427	—	—	563,427
Total Investments	$93,321,574	$—	$—	$93,321,574

36

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

SGI ENHANCED CORE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Open-End Funds	$—	$25,264,073	$—	$25,264,073
Money Market Funds	1,343,432	291,680,713	—	293,024,145
Total Investments	$1,343,432	$316,944,786	$—	$318,288,218

Liabilities:
Investments:
Written Options	$—	$(3,500)	$—	$(3,500)
Total Investments	$—	$(3,500)	$—	$(3,500)

SGI ENHANCED NASDAQ-100 ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$19,983,945	$—	$19,983,945
Money Market Funds	4,256,090	—	—	4,256,090
Total Investments	$4,256,090	$19,983,945	$—	$24,240,035

Other Financial Instruments:
Futures Contracts*	$1,851	$—	$—	$1,851
Total Other Financial Instruments	$1,851	$—	$—	$1,851

Liabilities:
Investments:
Written Options	$—	$(13,920)	$—	$(13,920)
Total Investments	$—	$(13,920)	$—	$(13,920)

Other Financial Instruments:
Futures Contracts*	$(729,732)	$—	$—	$(729,732)
Total Other Financial Instruments	$(729,732)	$—	$—	$(729,732)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.

37

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

SGI Enhanced Market Leaders ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$208,736,779	$—	$—	$208,736,779
Purchased Options	3,900	5,750	—	9,650
Money Market Funds	1,798,195	—	—	1,798,195
Total Investments	$210,538,874	$5,750	$—	$210,544,624

Liabilities:
Investments:
Written Options	$(7,400)	$(11,675)	$—	$(19,075)
Total Investments	$(7,400)	$(11,675)	$—	$(19,075)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options and futures contracts.

During the current fiscal period, the SGI Enhanced Core ETF used options contracts to seek income in accordance with its investment objective.

During the current fiscal period, the SGI Enhanced Nasdaq-100 ETF used long futures contracts and options contracts to seek capital appreciation and income in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Funds’ derivative instruments as of and for the current fiscal period.

38

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

The following table lists the fair values of the Funds’ derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Liability Derivatives
SGI Enhanced Core ETF	Written Options	Written options, at value	$(3,500)
Total Value - Liabilities			$(3,500)

SGI Enhanced Nasdaq-100 ETF	Written Options	Written options, at value	$(13,920)
Total Value - Liabilities			$(13,920)

SGI Enhanced Market Leaders ETF	Written Options	Written options, at value	$(19,075)
Total Value - Liabilities			$(19,075)

SGI Enhanced Nasdaq-100 ETF	Futures Contracts (a)	Unrealized depreciation on futures contracts	(727,881)
Total Value - Liabilities			$(727,881)

(a)	This amount represent the cumulative appreciation/(deprecation) of futures contracts as reported on the Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Realized Gain (Loss)
SGI Enhanced Core ETF	Written Options	Net realized gain/(loss) from written options	$7,041,354
SGI Enhanced Core ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	(8)
Total Realized Gain/(Loss)			$7,041,346

SGI Enhanced Nasdaq-100 ETF	Written Options	Net realized gain/(loss) from written options	$1,273,272
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	4,547,084
Total Realized Gain/(Loss)			$5,820,356

SGI Enhanced Global Income ETF	Written Options	Net realized gain/(loss) from written options	$638,525
SGI Enhanced Global Income ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	—
Total Realized Gain/(Loss)			$638,525

39

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
SGI Enhanced Market Leaders ETF	Written Options	Net realized gain/(loss) from written options	$148,795
SGI Enhanced Market Leaders ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	—
Total Realized Gain/(Loss)			$148,795

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Change in Unrealized Appreciation/(Depreciation)
SGI Enhanced Core ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	$2,782
SGI Enhanced Core ETF	Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	—
Total Change in Unrealized Appreciation/(Depreciation)			$2,782

SGI Enhanced Nasdaq-100 ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	180
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(2,966,207)
Total Change in Unrealized Appreciation/(Depreciation)			$(2,966,027)

SGI Enhanced Market Leaders ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	8,817
SGI Enhanced Market Leaders ETF	Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	—
Total Change in Unrealized Appreciation/(Depreciation)			$8,817

During the current fiscal period, the Funds’ quarterly average volume of derivatives was as follows:

FUND	WRITTEN OPTIONS (PREMIUMS RECEIVED)	Purchased Options (Cost)	LONG FUTURES NOTIONAL AMOUNT
SGI Enhanced Core ETF	$19,276	$4,518	$—
SGI Enhanced Nasdaq-100 ETF	5,211	59	43,880,067

40

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

For financial reporting purposes, the Funds do not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty and master netting arrangement.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least quarterly to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Sec Rule 18f-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Funds, as full derivatives users (as defined in Rule 18f-4), are subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule 18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

WRITTEN OPTIONS — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The minimum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid

41

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

FUTURES CONTRACTS — The Funds use futures contracts in the normal course of pursuing their investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, a Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss.

Cash and cash equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the Adviser to the Funds. SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Funds. Prior to May 5, 2025, pursuant to an investment advisory agreement with Mitchell Sinkler &, Inc. (“MS&S”) on behalf of the Managing General Partners of the Predecessor Fund (the “Prior Advisory Agreement”), the Predecessor Fund compensated MS&S at an annual rate of 0.10% of the average daily net assets of the Predecessor Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of each Fund (each, an “Investment Advisory Agreement” and together, the “Investment Advisory Agreements”). The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.85%, 0.95%, 0.98%, 0.98%, 0.98%, and 0.50% of

42

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

the average daily net assets of the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF, the SGI Enhanced Nasdaq-100 ETF and the SGI Enhanced Market Leaders ETF, respectively. The fee is paid monthly in arrears. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the costs of sub-advisory fees to SG Trading Solutions, transfer agency, custody, fund administration, legal, audit and other services. However, under each Investment Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser implements rigorous quantitative and fundamental analysis to achieve best execution and is subject to oversight by the Adviser and the Board. Under the Sub-Advisory Agreement, the Sub-Adviser receives a fee from the Adviser, calculated daily and paid monthly, equal to 0.05% of the average daily net assets of each Fund.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

FUND	ADVISORY FEES
SGI U.S. Large Cap Core ETF	$465,586
SGI Dynamic Tactical ETF	322,322
SGI Enhanced Global Income ETF	397,761
SGI Enhanced Core ETF	1,803,550
SGI Enhanced Nasdaq-100 ETF	245,271
SGI Enhanced Market Leaders ETF	491,055

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions, short-term investments and derivative transactions) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$143,563,895	$91,523,798
SGI Dynamic Tactical ETF	98,705,464	85,441,098
SGI Enhanced Global Income ETF	71,716,688	75,271,443
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—
SGI Enhanced Market Leaders ETF	201,911,456	188,380,229

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

43

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONtinued)

February 28, 2026 (Unaudited)

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$90,614,548	$39,203,678
SGI Dynamic Tactical ETF	45,990,678	32,837,531
SGI Enhanced Global Income ETF	35,674,074	40,068,789
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—
SGI Enhanced Market Leaders ETF	113,922,743	105,911,193

4. SHARE TRANSACTIONS

Shares of the SGI U.S. Large Cap Core ETF are listed and traded on the NYSE. Shares of the SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF and SGI Enhanced Market Leaders ETF are listed and traded on the NASDAQ, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300 payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

44

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONtinued)

February 28, 2026 (Unaudited)

Effective May 5, 2025, the SGI Enhanced Market Leaders ETF underwent a 40.4632 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Fund by a split factor of 40.4632:1 with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class of the Fund. The per share data presented in the Financial Highlights have been retroactively adjusted to reflect this share split.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF, the SGI Enhanced Nasdaq-100 ETF and SGI Enhanced Market Leaders ETF was as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$86,620,701	$9,194,175	$(2,198,757)	$6,995,418
SGI Dynamic Tactical ETF	62,405,596	3,084,927	(392,648)	2,692,279
SGI Enhanced Global Income ETF	79,802,221	7,481,143	(4,382,578)	3,098,565
SGI Enhanced Core ETF	413,383,917	2,761	(2,825)	(64)
SGI Enhanced Nasdaq-100 ETF	20,333,785	4,228	—	4,228
SGI Enhanced Market Leaders ETF	43,795,773	142,528,330	(743,134)	141,785,196

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2025, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
SGI U.S. Large Cap Core ETF	$(9,337,917)	$9,337,917
SGI Dynamic Tactical ETF	(1,830,336)	1,830,336
SGI Enhanced Global Income ETF	(8,229,015)	8,229,015
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—
SGI Enhanced Market Leaders ETF	(29,073,806)	29,073,806

45

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONtinued)

February 28, 2026 (Unaudited)

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	NET UNREALZIED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS
SGI U.S. Large Cap Core ETF	$—	$—	$—	$(4,370,191)	$—	$6,995,418	$2,625,228
SGI Dynamic Tactical ETF	237,240	—	—	(734,931)	—	2,692,279	2,194,588
SGI Enhanced Global Income ETF	70,511	95,165	—	(1,232,872)	—	3,098,565	2,031,369
SGI Enhanced Core ETF	434,588	2,613,932	—	—	—	(64)	3,048,456
SGI Enhanced Nasdaq-100 ETF	1,477,628	2,050,311	—	—	—	4,228	3,532,167
SGI Enhanced Market Leaders ETF	650,767	100,629	—	—	—	141,785,196	142,536,592

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales.

The tax character of dividends and distributions paid during the six months ended August 31, 2025 was a follows:

FUND	ORDINARY INCOME	2025 LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Core ETF	$7,694,442	$49,195	$7,743,637
SGI Dynamic Tactical ETF	4,326,673	1,501,949	5,828,622
SGI Enhanced Global Income ETF	2,298,906	520,934	2,819,840
SGI Enhanced Core ETF	14,134,310	2,814,629	16,948,939
SGI Enhanced Nasdaq-100 ETF	559,159	106,750	665,909
SGI Enhanced Market Leaders ETF	979,728	—	979,728

The tax character of dividends and distributions paid during the six months ended August 31, 2025 was a follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Core ETF	$1,543,545	$1,115	$1,544,660
SGI Dynamic Tactical ETF	972,668	—	972,668
SGI Enhanced Global Income ETF	435,871	—	435,871
SGI Enhanced Core ETF	881,035	—	881,035
SGI Enhanced Nasdaq-100 ETF	—	—	—
SGI Enhanced Market Leaders ETF	N/A	N/A	N/A

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

46

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONtinued)

February 28, 2026 (Unaudited)

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of August 31, 2025, SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF and SGI Enhanced Global Income ETF had the following in Post-October Cap Losses: 4,370,191, 734,931 and 1,232,872, respectively.

6. SECURITIES LENDING

The Funds may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
SGI Dynamic Tactical ETF	$19,511,119	$19,978,975	8,298
SGI Large Cap Core ETF	3,793,009	3,813,688	2,398

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”), which permits the Funds securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts

47

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2026 (Unaudited)

payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
SGI Dynamic Tactical ETF	$19,511,119	$—	$19,511,119	$(19,511,119)	$—	$—
SGI Large Cap Core ETF	3,793,009	—	3,793,009	(3,793,009)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirement, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act) are met. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

	AUGUST 31, 2025		ADDITIONS		REDUCTIONS
ISSUER NAME	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE
SGI Dynamic Tactical ETF
SGI Enhanced Core ETF	725,806	$18,656,843	339,614	$8,723,104	(1,065,420)	$(27,305,349)
SGI U.S. Large Cap Core ETF	375,638	13,395,251	288,292	11,235,046	(26,367)	(997,989)
	1,101,444	$32,052,094	627,906	$19,958,150	(1,091,787)	$(28,303,338)

	February 28, 2026
ISSUER NAME	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	VALUE	COST
SGI Dynamic Tactical ETF
SGI Enhanced Core ETF	$213,300	$346,263	$(28,031)	$(46,568)	—	$—	$—
SGI U.S. Large Cap Core ETF	33,292	—	921,411	190,102	637,563	24,743,820	22,285,226
	$246,592	$346,263	$893,380	$143,534	637,563	$24,743,820	$22,285,226

48

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

February 28, 2026 (Unaudited)

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF and SGI Enhanced NASDAQ-100 ETF (for this section only, each a “Fund”) and selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for each Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During each Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf, has consulted with Tait on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on each Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

On September 11, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Cohen & Company, Ltd. (“Cohen & Co.”) as independent registered public accounting firm for the SGI Enhanced Market Leaders ETF (for this section only, the “Fund”) and selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund. The reports by Cohen on the financial statements of the Fund for the fiscal years ended December 31, 2024 and December 31, 2023, and the reports by BBD, LLP (“BBD”) on financial statements for the Fund for the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended December 31, 2024 and December 31, 2023, there were no (1) disagreements with Cohen & Co. on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K. During the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020, there were no disagreements with BBD on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Funds’ fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, the Fund, nor anyone on its behalf, has consulted with Tait on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

49

SUMMIT GLOBAL INVESTMENTS

OTHER INFORMATION (Unaudited)

PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.sgiam.com.

50

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Investment Sub-Adviser

SG Trading Solutions, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

SGI PRUDENT FUND

(Formerly known as the SGI Prudent Growth Fund)

SGI PEAK FUND

(Formerly known as the SGI Peak Growth Fund)

SGI SMALL CAP CORE FUND

of

The RBB Fund, Inc.

Financial Statements

February 28, 2026
(Unaudited)

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 0.5%
General Dynamics Corp.	3,004	$1,072,578

Airlines — 0.7%
United Airlines Holdings, Inc. (a)	13,585	1,444,085

Apparel — 0.5%
Deckers Outdoor Corp. (a)	3,876	454,539
Ralph Lauren Corp.	1,384	501,838
		956,377
Banks — 1.2%
Bank of America Corp.	13,309	663,187
Bank of New York Mellon Corp.	9,427	1,122,756
KeyCorp	32,502	674,092
		2,460,035
Beverages — 6.4%
Monster Beverage Corp. (a)	75,456	6,436,397
PepsiCo, Inc.	38,369	6,512,754
		12,949,151
Biotechnology — 9.7%
BioMarin Pharmaceutical, Inc. (a)	76,947	4,749,938
Incyte Corp. (a)	48,812	4,943,191
Regeneron Pharmaceuticals, Inc.	8,364	6,537,888
United Therapeutics Corp. (a)	4,554	2,294,761
Vertex Pharmaceuticals, Inc. (a)	2,261	1,123,333
		19,649,111
Chemicals — 1.3%
CF Industries Holdings, Inc.	26,967	2,684,295

Commercial Services — 3.1%
Automatic Data Processing, Inc.	25,242	5,410,875
Cintas Corp.	4,559	916,952
		6,327,827
Computers — 0.5%
Cognizant Technology Solutions Corp. - Class A	8,948	576,520
Crowdstrike Holdings, Inc. - Class A (a)	879	326,970
		903,490
Cosmetics/Personal Care — 3.7%
Colgate-Palmolive Co.	76,111	7,545,645

Diversified Financial Services — 4.7%
Cboe Global Markets, Inc.	7,159	2,145,695
CME Group, Inc.	3,527	1,126,877
Intercontinental Exchange, Inc.	2,515	412,787
Mastercard, Inc. - Class A	11,410	5,901,366
		9,586,725
Electric — 11.2%
Ameren Corp.	10,961	$1,241,662
CMS Energy Corp.	59,649	4,656,797
Consolidated Edison, Inc.	26,382	2,968,503
DTE Energy Co.	38,346	5,684,411
Duke Energy Corp. (b)	5,427	710,123
Evergy, Inc.	34,121	2,854,563
Exelon Corp.	62,216	3,077,826
NRG Energy, Inc.	3,052	546,186
Public Service Enterprise Group, Inc.	5,432	467,532
Vistra Corp.	2,278	396,121
		22,603,724
Electronics — 1.7%
Amphenol Corp. - Class A	23,755	3,469,655

Engineering & Construction — 1.0%
EMCOR Group, Inc.	2,891	2,094,876

Environmental Control — 1.1%
Waste Management, Inc.	9,385	2,260,283

Food — 0.8%
Sysco Corp.	5,671	516,968
Tyson Foods, Inc. - Class A	16,890	1,097,681
		1,614,649
Gas — 1.9%
Atmos Energy Corp. (b)	8,407	1,570,344
NiSource, Inc.	48,131	2,276,596
		3,846,940
Healthcare-Products — 0.2%
Boston Scientific Corp. (a)	5,739	441,042

Healthcare-Services — 0.8%
Centene Corp. (a)	7,927	355,764
Elevance Health, Inc.	3,933	1,258,560
		1,614,324
Home Builders — 0.2%
NVR, Inc. (a)	56	420,996

Insurance — 9.5%
Allstate Corp.	9,171	1,967,363
Arch Capital Group Ltd. (a)	14,797	1,481,920
Berkshire Hathaway, Inc. - Class B (a)	6,063	3,061,512
Cincinnati Financial Corp.	2,575	422,248
Everest Group Ltd.	6,132	2,057,225
Loews Corp.	9,719	1,069,284
Marsh & McLennan Cos., Inc.	2,372	442,947
Progressive Corp.	32,015	6,840,325

The accompanying notes are an integral part of the financial statements.
2

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Number of Shares	Value
Insurance — 9.5% (continued)
Travelers Cos., Inc.	6,493	$2,004,000
		19,346,824
Internet — 6.9%
Alphabet, Inc. - Class C	16,961	5,282,164
Booking Holdings, Inc.	164	695,253
DoorDash, Inc. - Class A (a)	2,244	395,999
Meta Platforms, Inc. - Class A	9,020	5,846,584
Netflix, Inc. (a)	3,820	367,637
VeriSign, Inc.	5,857	1,335,044
		13,922,681
Leisure Time — 0.2%
Carnival Corp.	12,933	408,036

Media — 0.2%
Fox Corp. - Class B	9,373	484,865

Mining — 5.1%
Freeport-McMoRan, Inc.	32,861	2,237,177
Newmont Corp.	62,240	8,091,200
		10,328,377
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	4,696	463,260

Oil & Gas — 0.8%
EOG Resources, Inc.	3,883	481,803
Exxon Mobil Corp.	3,913	596,732
Marathon Petroleum Corp.	2,409	477,488
		1,556,023
Pharmaceuticals — 8.7%
Cardinal Health, Inc.	15,250	3,495,758
Cencora, Inc.	5,251	1,954,107
Eli Lilly & Co.	3,879	4,080,669
McKesson Corp.	3,250	3,208,953
Merck & Co., Inc. (b)	33,749	4,178,801
Neurocrine Biosciences, Inc. (a)	4,752	628,452
		17,546,740
Real Estate — 1.5%
CBRE Group, Inc. - Class A (a)	20,095	2,967,228

REITS — 1.4%
Host Hotels & Resorts, Inc.	24,153	473,157
Simon Property Group, Inc.	3,552	724,075
Welltower, Inc.	7,732	1,601,452
		2,798,684
Retail — 4.2%
AutoZone, Inc. (a)	308	1,156,719
Costco Wholesale Corp.	6,411	6,480,175
O’Reilly Automotive, Inc. (a)	4,255	399,459
Retail — 4.2% (continued)
Ross Stores, Inc.	2,370	$487,367
		8,523,720
Semiconductors — 5.8%
Broadcom, Inc.	1,354	432,670
Micron Technology, Inc.	17,743	7,316,681
NVIDIA Corp.	22,962	4,068,637
		11,817,988
Software — 3.1%
Adobe Systems, Inc. (a)	4,809	1,261,930
Cadence Design Systems, Inc. (a)	1,209	364,393
Microsoft Corp.	6,499	2,552,417
Palantir Technologies, Inc. - Class A (a)	8,933	1,225,518
Roper Technologies, Inc.	1,489	520,748
Salesforce.com, Inc.	2,025	394,450
		6,319,456
Telecommunications — 0.6%
Arista Networks, Inc. (a)	8,842	1,180,407
TOTAL COMMON STOCKS (Cost $168,553,227)		201,610,097

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	2,851,945	2,851,945
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,851,945)		2,851,945
TOTAL INVESTMENTS — 100.8% (Cost $171,405,172)		204,462,042
Liabilities in Excess of Other Assets — (0.8)%		(1,610,475)
TOTAL NET ASSETS — 100.0%		$202,851,567

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $2,895,670.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
3

SGI GLOBAL EQUITY FUND

Portfolio of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.2%
Aerospace/Defense — 2.0%
Lockheed Martin Corp.	480	$315,878
Rolls-Royce Holdings PLC - ADR (a)	52,807	983,266
Thales SA - ADR	5,085	310,033
		1,609,177
Auto Manufacturers — 0.3%
Honda Motor Co., Ltd. - ADR	7,064	213,050

Auto Parts & Equipment — 1.8%
Magna International, Inc. (a)	23,613	1,488,800

Banks — 6.2%
Bank of China Ltd. - ADR	23,264	343,074
BNP Paribas SA - ADR	27,569	1,546,069
China Construction Bank Corp. - ADR	17,552	355,955
DBS Group Holdings Ltd. - ADR	1,730	311,054
HDFC Bank Ltd. - ADR	34,943	1,112,934
ICICI Bank Ltd. - ADR	35,207	1,074,166
Woori Financial Group, Inc. - ADR (a)	4,461	334,843
		5,078,095
Beverages — 8.5%
Coca-Cola Co.	20,626	1,682,257
Coca-Cola Femsa SAB de CV - ADR	7,777	864,414
Monster Beverage Corp. (b)	26,455	2,256,611
PepsiCo, Inc.	12,716	2,158,414
		6,961,696
Biotechnology — 4.7%
Gilead Sciences, Inc.	4,485	668,041
Incyte Corp. (b)	4,735	479,513
Regeneron Pharmaceuticals, Inc.	1,795	1,403,098
United Therapeutics Corp. (b)	1,108	558,321
Vertex Pharmaceuticals, Inc. (b)	1,397	694,072
		3,803,045
Commercial Services — 0.5%
Cintas Corp.	2,205	443,492

Computers — 1.0%
Infosys Ltd. - ADR (a)	45,192	652,572
Lenovo Group Ltd. - ADR	6,819	168,975
		821,547
Cosmetics/Personal Care — 2.6%
Colgate-Palmolive Co.	21,609	2,142,316

Distribution/Wholesale — 0.7%
Mitsui & Co. Ltd. - ADR	294	$220,659
Sumitomo Corp. - ADR (a)	7,502	319,435
		540,094
Diversified Financial Services — 3.1%
Cboe Global Markets, Inc.	1,871	560,776
CME Group, Inc.	4,287	1,369,696
Hong Kong Exchanges & Clearing Ltd. - ADR	8,361	450,909
Mastercard, Inc. - Class A	323	167,059
		2,548,440
Electric — 7.5%
Ameren Corp.	8,183	926,970
CMS Energy Corp.	12,839	1,002,341
DTE Energy Co.	5,751	852,528
E.ON SE - ADR (a)	10,826	252,029
Evergy, Inc.	13,978	1,169,400
Korea Electric Power Corp. - ADR (a)(b)	45,310	883,545
National Grid PLC - ADR (a)	9,039	847,587
OGE Energy Corp. (a)	3,708	182,211
		6,116,611
Electronics — 0.5%
Halma PLC - ADR	3,413	390,925

Environmental Control — 1.1%
Waste Management, Inc.	3,859	929,402

Food — 0.2%
Tesco PLC - ADR	9,988	193,468

Gas — 1.6%
Atmos Energy Corp. (a)	1,338	249,925
National Fuel Gas Co. (a)	11,461	1,043,295
		1,293,220
Healthcare-Products — 0.2%
FUJIFILM Holdings Corp. - ADR	15,529	159,328

Insurance — 3.8%
AXA SA - ADR	5,528	269,932
Chubb Ltd., (Switzerland)	1,424	485,385
Fairfax Financial Holdings Ltd.	254	437,130
Manulife Financial Corp.	12,084	429,465
MS&AD Insurance Group Holdings, Inc. - ADR (a)	8,015	222,216
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	25,260	331,664
NN Group NV - ADR	9,756	396,874
Ping An Insurance Group Co. of China Ltd. - ADR	29,516	510,922
		3,083,588

The accompanying notes are an integral part of the financial statements.
4

SGI GLOBAL EQUITY FUND

Portfolio of Investments (continued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Internet — 3.4%
Booking Holdings, Inc.	323	$1,369,310
Tencent Holdings Ltd. - ADR	15,846	1,041,082
VeriSign, Inc.	1,531	348,976
		2,759,368
Iron/Steel — 0.5%
POSCO Holdings, Inc. - ADR	6,282	437,164

Leisure Time — 0.6%
BRP, Inc., (Canada)	6,700	491,345

Machinery-Construction & Mining — 0.8%
Komatsu Ltd. - ADR	14,435	693,890

Media — 1.2%
Fox Corp. - Class B	18,577	960,988

Mining — 4.9%
First Quantum Minerals Ltd. (b)	6,672	200,560
Gold Fields Ltd. - ADR	20,226	1,190,098
Harmony Gold Mining Co. Ltd. - ADR	28,072	638,638
Impala Platinum Holdings Ltd. - ADR	9,969	220,714
Newmont Corp.	11,795	1,533,350
OR Royalties, Inc.	4,748	225,008
		4,008,368
Office-Business Equipment — 0.2%
Canon, Inc., (Japan) - ADR	6,411	194,574

Oil & Gas — 2.2%
Shell PLC - ADR	21,732	1,814,839

Pharmaceuticals — 11.5%
AbbVie, Inc.	3,408	790,929
Cardinal Health, Inc.	7,198	1,649,998
Cencora, Inc.	6,528	2,429,330
Dr Reddy’s Laboratories Ltd. - ADR	64,024	920,665
Eli Lilly & Co.	455	478,655
McKesson Corp.	805	794,833
Merck & Co., Inc. (a)	2,432	301,130
Neurocrine Biosciences, Inc. (b)	5,493	726,449
Takeda Pharmaceutical Co. Ltd. - ADR (a)	69,336	1,300,050
		9,392,039
Pipelines — 0.6%
Cheniere Energy, Inc.	1,989	468,867

Private Equity — 0.4%
3i Group PLC - ADR	25,768	292,467

Retail — 1.6%
AutoZone, Inc. (b)	234	$878,806
TJX Cos., Inc.	2,827	457,013
		1,335,819
Semiconductors — 9.3%
Micron Technology, Inc.	7,282	3,002,878
NVIDIA Corp.	4,614	817,555
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,867	1,823,081
United Microelectronics Corp. - ADR (a)	188,444	1,967,355
		7,610,869
Software — 3.5%
Adobe Systems, Inc. (b)	1,682	441,374
Autodesk, Inc. (b)	2,614	642,704
Cadence Design Systems, Inc. (b)	549	165,469
Microsoft Corp.	2,186	858,530
NetEase, Inc. - ADR	1,462	168,086
Roper Technologies, Inc.	861	301,117
Zoom Communications, Inc. - Class A (b)	3,777	279,271
		2,856,551
Telecommunications — 7.3%
Arista Networks, Inc. (b)	6,649	887,641
Chunghwa Telecom Co. Ltd. - ADR	18,350	793,454
Cisco Systems, Inc.	11,092	881,370
Deutsche Telekom AG - ADR	27,144	1,093,360
Motorola Solutions, Inc.	1,107	533,862
NTT, Inc. - ADR	19,730	481,215
Singapore Telecommunications Ltd. - ADR	8,406	334,559
Telkom Indonesia Persero Tbk PT - ADR (a)	13,244	281,700
T-Mobile US, Inc.	3,021	655,829
		5,942,990
Toys/Games/Hobbies — 0.2%
Nintendo Co. Ltd. - ADR (a)	12,473	175,370

Transportation — 0.7%
Canadian National Railway Co. (a)	5,112	573,515
TOTAL COMMON STOCKS (Cost $66,629,713)		77,825,317

The accompanying notes are an integral part of the financial statements.
5

SGI GLOBAL EQUITY FUND

Portfolio of Investments (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
EXCHANGE TRADED FUNDS — 4.0%
Vanguard Emerging Markets ex-China ETF	18,533	$1,648,140
Vanguard FTSE Emerging Markets ETF (a)	27,752	1,612,391
TOTAL EXCHANGE TRADED FUNDS (Cost $3,096,133)		3,260,531

	UNITS	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	10,464,606	$10,464,606
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,464,606)		10,464,606
TOTAL INVESTMENTS — 112.0% (Cost $80,190,452)		91,550,454
Liabilities in Excess of Other Assets — (12.0)%		(9,787,975)
TOTAL NET ASSETS — 100.0%		$81,762,479

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $10,118,757.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
6

SGI GLOBAL EQUITY FUND

Allocation of Portfolio Holdings by Country

as of FEBRUARY 28, 2026

COUNTRY	Value	% of Net Assets
Taiwan	$4,583,890	5.7%
United Kingdom	4,522,552	5.6
Japan	3,979,787	5.0
Canada	3,845,823	4.7
India	3,760,337	4.6
China	2,588,094	3.1
France	2,126,034	2.6
South Africa	2,049,450	2.5
Germany	1,677,053	2.0
South Korea	1,655,552	2.0
Mexico	864,414	1.0
Singapore	645,613	0.8
Switzerland	485,385	0.6
Hong Kong	450,909	0.5
Netherlands	396,874	0.5
Indonesia	281,700	0.3
United States	57,636,987	70.5
Liabilities in Excess of Other Assets	(9,787,975)	(12.0)
	$81,762,479	100.0%

The accompanying notes are an integral part of the financial statements.
7

SGI GLOBAL EQUITY FUND

SECTOR CLASSIFICATION

as of FEBRUARY 28, 2026

SECTOR	Value	% of Net Assets
Information Technology	$14,517,557	17.8%
Health Care	13,195,084	16.2
Financials	11,002,590	13.5
Consumer Staples	9,297,480	11.3
Utilities	7,409,831	9.1
Communication Services	5,985,643	7.3
Consumer Discretionary	4,898,324	6.0
Industrials	4,789,570	5.8
Materials	4,445,532	5.4
Exchange Traded Fund	3,260,531	4.0
Energy	2,283,706	2.8
Investments Purchased with Proceeds from Securities Lending	10,464,606	12.8
Liabilities in Excess of Other Assets	(9,787,975)	(12.0)
	$81,762,479	100.0%

The accompanying notes are an integral part of the financial statements.
8

SGI PRUDENT FUND

Portfolio of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
EXCHANGE TRADED FUNDS — 51.4%
iShares 7-10 Year Treasury Bond ETF	7,460	$731,005
iShares Core U.S. Aggregate Bond ETF	53,650	5,440,110
iShares iBoxx $High Yield Corporate Bond ETF	8,850	714,372
SGI Dynamic Tactical ETF (a)	79,980	2,365,009
SGI Enhanced Core ETF (a)	273,060	6,983,783
SGI Enhanced Global Income ETF (a)	148,070	5,140,517
SGI U.S. Large Cap Core ETF (a)	47,750	1,853,177
SPDR Bloomberg Emerging Markets Local Bond ETF	32,690	715,257
State Street Blackstone Senior Loan ETF	22,060	879,973
TOTAL EXCHANGE TRADED FUNDS (Cost $22,289,040)		24,823,203

OPEN-END FUNDS — 46.7%
SGI Global Equity Fund - Class I (a)	153,339	$5,253,390
SGI Small Cap Core Fund - Class I (a)	109,946	3,643,605
SGI U.S. Large Cap Equity Fund - Class I (a)(b)	730,467	13,637,822
TOTAL OPEN-END FUNDS (Cost $20,865,371)		22,534,817
TOTAL INVESTMENTS — 98.1% (Cost $43,154,411)		47,358,020
Other Assets in Excess of Liabilities — 1.9%		918,805
TOTAL NET ASSETS — 100.0%		$48,276,825

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
9

SGI PEAK FUND

Portfolio of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
EXCHANGE TRADED FUNDS — 87.0%
SGI Dynamic Tactical ETF (a)	210,050	$6,211,179
SGI Enhanced Core ETF (a)	48,480	1,239,924
SGI Enhanced Global Income ETF (a)	90,300	3,134,927
SGI Enhanced Market Leaders ETF (a)	115,300	3,702,537
SGI Enhanced Nasdaq-100 ETF (a)	551,070	14,959,401
SGI U.S. Large Cap Core ETF (a)	396,428	15,385,371
SPDR Portfolio Developed World ex-US ETF	50,990	2,542,871
SPDR Portfolio Emerging Markets ETF	49,540	2,502,265
Vanguard FTSE Developed Markets ETF	36,200	2,542,688
Vanguard FTSE Emerging Markets ETF	43,100	2,504,110
TOTAL EXCHANGE TRADED FUNDS (Cost $50,668,907)		54,725,273

OPEN-END FUNDS — 12.1%
SGI Small Cap Core Fund - Class I (a)	229,458	$7,604,231
TOTAL OPEN-END FUNDS (Cost $6,398,045)		7,604,231
TOTAL INVESTMENTS — 99.1% (Cost $57,066,952)		62,329,504
Other Assets in Excess of Liabilities — 0.9%		548,803
TOTAL NET ASSETS — 100.0%		$62,878,307

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

The accompanying notes are an integral part of the financial statements.
10

SGI SMALL CAP CORE FUND

Portfolio of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Agriculture — 1.2%
Andersons, Inc.	22,569	$1,473,530

Airlines — 0.9%
SkyWest, Inc. (a)(b)	10,902	1,134,680

Apparel — 0.7%
Carter’s, Inc.	2,922	98,033
Kontoor Brands, Inc.	9,236	602,280
Steven Madden Ltd.	3,073	110,935
		811,248
Auto Parts & Equipment — 0.6%
Fox Factory Holding Corp. (a)	3,200	53,888
Phinia, Inc.	1,585	115,119
Standard Motor Products, Inc.	14,043	557,226
		726,233
Banks — 6.9%
Atlantic Union Bankshares Corp.	11,463	424,819
Banco Latinoamericano de Comercio Exterior SA	15,176	759,255
Bancorp, Inc. (a)	3,643	191,221
BankUnited, Inc. (b)	23,656	1,104,735
Banner Corp. (b)	2,598	152,892
Central Pacific Financial Corp.	11,978	381,499
Customers Bancorp, Inc. (a)(b)	15,335	1,034,193
FB Financial Corp. (b)	3,467	189,610
Hanmi Financial Corp.	34,605	903,537
Northeast Community Bancorp, Inc.	5,608	135,714
Northrim BanCorp, Inc.	17,262	405,484
OFG Bancorp	29,405	1,178,552
Popular, Inc.	9,449	1,279,017
SmartFinancial, Inc.	4,509	176,798
South Plains Financial, Inc.	1,541	63,119
Westamerica BanCorp	1,172	59,362
		8,439,807
Biotechnology — 2.5%
ACADIA Pharmaceuticals, Inc. (a)	5,485	134,712
ANI Pharmaceuticals, Inc. (a)	1,442	106,564
Arrowhead Pharmaceuticals, Inc. (a)	17,287	1,093,748
Innoviva, Inc. (a)	23,626	542,453
Ligand Pharmaceuticals, Inc. (a)	1,937	384,126
PTC Therapeutics, Inc. (a)	6,220	424,142
Sarepta Therapeutics, Inc. (a)	7,783	130,443
Veracyte, Inc. (a)	5,886	215,369
Xencor, Inc. (a)	5,630	71,895
		3,103,452
Building Materials — 1.9%
Gibraltar Industries, Inc. (a)	18,739	$852,250
Griffon Corp.	16,277	1,387,451
LSI Industries, Inc.	5,035	108,857
		2,348,558
Chemicals — 2.7%
Hawkins, Inc.	1,597	238,112
Innospec, Inc.	14,634	1,120,672
Intrepid Potash, Inc. (a)	6,438	238,013
Rogers Corp. (a)	14,937	1,610,657
Stepan Co.	1,669	84,935
		3,292,389
Commercial Services — 5.3%
Adtalem Global Education, Inc. (a)	5,180	507,640
CPI Card Group, Inc. (a)	3,949	48,435
Grand Canyon Education, Inc. (a)	4,714	749,856
Korn/Ferry International	16,672	1,044,834
Perdoceo Education Corp.	37,832	1,261,697
PROG Holdings, Inc.	35,240	1,240,800
Progyny, Inc. (a)	6,807	120,416
Strategic Education, Inc.	7,475	615,043
Upbound Group, Inc.	37,522	804,847
Willdan Group, Inc. (a)	907	80,850
		6,474,418
Computers — 0.0% (c)
DXC Technology Co. (a)	4,263	53,671

Distribution/Wholesale — 0.7%
G-III Apparel Group Ltd.	7,971	243,833
Rush Enterprises, Inc. - Class B	2,246	145,204
ScanSource, Inc. (a)	14,177	521,430
		910,467
Diversified Financial Services — 2.4%
Acadian Asset Management, Inc.	22,224	1,196,985
Enova International, Inc. (a)	1,948	270,869
Radian Group, Inc.	31,868	1,100,083
StoneX Group, Inc. (a)	2,613	333,158
		2,901,095
Electric — 1.5%
Avista Corp.	10,001	406,240
Black Hills Corp.	7,898	581,767
Clearway Energy, Inc. - Class A	23,010	828,820
MGE Energy, Inc.	735	60,285
		1,877,112
Electrical Components & Equipment — 0.5%
Insteel Industries, Inc.	16,464	613,778

The accompanying notes are an integral part of the financial statements.
11

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Electronics — 1.4%
Benchmark Electronics, Inc.	24,067	$1,391,313
Itron, Inc. (a)	3,488	327,698
		1,719,011
Engineering & Construction — 5.3%
EMCOR Group, Inc.	1,701	1,232,579
Everus Construction Group, Inc. (a)	15,255	1,843,872
Frontdoor, Inc. (a)	19,943	1,367,491
Primoris Services Corp.	4,346	655,029
Sterling Infrastructure, Inc. (a)	3,138	1,343,472
		6,442,443
Food — 1.6%
Cal-Maine Foods, Inc.	11,644	1,014,309
J & J Snack Foods Corp.	2,580	224,615
Sprouts Farmers Market, Inc. (a)(b)	7,520	555,502
United Natural Foods, Inc. (a)	3,505	133,926
		1,928,352
Forest Products & Paper — 0.1%
Sylvamo Corp.	2,958	136,955

Gas — 1.6%
National Fuel Gas Co. (b)	13,658	1,243,288
New Jersey Resources Corp.	9,165	497,110
Northwest Natural Holding Co.	3,533	187,390
		1,927,788
Hand/Machine Tools — 0.9%
Enerpac Tool Group Corp.	5,887	240,190
Franklin Electric Co., Inc.	8,599	856,632
		1,096,822
Healthcare-Products — 2.6%
BioLife Solutions, Inc. (a)	3,344	80,925
Castle Biosciences, Inc. (a)	13,718	405,641
Glaukos Corp. (a)	8,610	1,036,644
iRadimed Corp.	7,419	768,089
LeMaitre Vascular, Inc.	3,554	384,472
Omnicell, Inc. (a)	3,643	149,727
TransMedics Group, Inc. (a)(b)	1,225	177,944
Utah Medical Products, Inc.	2,481	165,259
		3,168,701
Healthcare-Services — 2.1%
Concentra Group Holdings Parent, Inc.	9,642	231,022
National HealthCare Corp.	7,895	1,290,833
Privia Health Group, Inc. (a)	31,763	754,371
Viemed Healthcare, Inc. (a)	28,783	250,412
		2,526,638
Home Builders — 3.7%
Century Communities, Inc.	16,948	$1,139,414
M/I Homes, Inc. (a)	9,085	1,291,524
Meritage Homes Corp.	6,442	485,856
Tri Pointe Homes, Inc. (a)(b)	31,648	1,465,302
Winnebago Industries, Inc.	2,769	110,455
		4,492,551
Home Furnishings — 0.9%
Sonos, Inc. (a)	69,446	1,069,468

Housewares — 0.2%
Central Garden & Pet Co. - Class A (a)	8,245	284,782

Insurance — 5.9%
Assured Guaranty Ltd.	13,866	1,195,388
Axis Capital Holdings Ltd.	10,596	1,120,209
Essent Group Ltd. (b)	17,742	1,079,423
HCI Group, Inc.	1,315	231,992
Jackson Financial, Inc. - Class A	12,280	1,344,415
Mercury General Corp.	12,097	1,095,746
NMI Holdings, Inc. - Class A (a)(b)	29,734	1,168,844
		7,236,017
Internet — 2.6%
Cargurus, Inc. (a)	38,874	1,193,432
Etsy, Inc. (a)(b)	3,977	218,258
HealthStream, Inc.	11,802	250,556
QuinStreet, Inc. (a)	46,524	545,261
Yelp, Inc. (a)(b)	40,472	902,121
		3,109,628
Machinery-Construction & Mining — 1.0%
Astec Industries, Inc.	19,941	1,238,137

Machinery-Diversified — 1.4%
Albany International Corp. - Class A	2,116	121,987
CSW Industrials, Inc.	742	218,393
Mueller Water Products, Inc. - Class A	46,248	1,384,203
		1,724,583
Metal Fabricate/Hardware — 2.7%
Mueller Industries, Inc. (b)	10,552	1,244,714
Proto Labs, Inc. (a)	12,460	773,517
Worthington Enterprises, Inc.	18,086	1,012,997
Worthington Steel, Inc.	7,149	297,112
		3,328,340
Mining — 4.0%
Caledonia Mining Corp. PLC (b)	12,916	409,954
Century Aluminum Co. (a)(b)	7,625	393,145

The accompanying notes are an integral part of the financial statements.
12

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Mining — 4.0% (continued)
Coeur Mining, Inc. (a)(b)	41,546	$1,127,974
Constellium SE (a)	33,245	827,468
Hecla Mining Co.	41,185	1,025,918
Kaiser Aluminum Corp.	8,696	1,131,698
		4,916,157
Miscellaneous Manufacturing — 0.8%
Materion Corp.	4,385	715,018
Trinity Industries, Inc.	6,120	209,182
		924,200
Office Furnishings — 1.0%
Interface, Inc.	39,147	1,232,739

Oil & Gas — 2.4%
California Resources Corp.	5,971	351,334
Crescent Energy Co. - Class A	75,600	881,496
Northern Oil & Gas, Inc.	8,672	239,260
Par Pacific Holdings, Inc. (a)	4,385	187,108
SM Energy Co.	47,207	1,091,898
Weatherford International PLC	1,891	199,425
		2,950,521
Oil & Gas Services — 1.1%
Bristow Group, Inc. (a)	21,828	1,041,196
DNOW, Inc. (a)	16,965	199,848
Innovex International, Inc. (a)(b)	3,130	82,475
		1,323,519
Pharmaceuticals — 2.2%
Alkermes PLC (a)	11,691	351,899
Catalyst Pharmaceuticals Partners, Inc. (a)	48,283	1,114,372
Harmony Biosciences Holdings, Inc. (a)	27,034	771,550
Phibro Animal Health Corp. - Class A	2,772	151,324
Supernus Pharmaceuticals, Inc. (a)	4,436	242,782
		2,631,927
Real Estate — 1.1%
Cushman & Wakefield Ltd. (a)	66,200	887,742
Marcus & Millichap, Inc.	5,390	142,350
McGrath RentCorp	2,314	256,738
		1,286,830
REITS — 5.8%
American Assets Trust, Inc.	40,027	781,327
CareTrust REIT, Inc.	8,647	351,241
DiamondRock Hospitality Co.	62,984	632,359
Easterly Government Properties, Inc.	21,166	492,744
Essential Properties Realty Trust, Inc.	15,061	511,170
REITS — 5.8% (continued)
Four Corners Property Trust, Inc.	2,428	$61,963
Innovative Industrial Properties, Inc.	17,205	911,177
LTC Properties, Inc.	3,626	143,880
Safehold, Inc.	35,142	567,192
Tanger, Inc.	19,601	726,413
Universal Health Realty Income Trust	1,685	73,500
Urban Edge Properties	44,332	942,055
Xenia Hotels & Resorts, Inc.	53,682	820,261
		7,015,282
Retail — 2.5%
Abercrombie & Fitch Co. - Class A (a)	4,225	413,205
American Eagle Outfitters, Inc.	12,523	307,690
Bath & Body Works, Inc. (b)	8,792	200,106
Brinker International, Inc. (a)	1,948	288,694
Buckle, Inc.	23,509	1,258,907
PC Connection, Inc.	1,031	62,840
Urban Outfitters, Inc. (a)(b)	3,981	263,542
Victoria’s Secret & Co. (a)	3,579	224,403
		3,019,387
Savings & Loans — 0.4%
Axos Financial, Inc. (a)	5,436	471,953

Semiconductors — 6.2%
ACM Research, Inc. - Class A (a)	4,228	235,415
Alpha & Omega Semiconductor Ltd. (a)	11,238	236,110
Ambarella, Inc. (a)	13,975	843,252
Axcelis Technologies, Inc. (a)(b)	7,998	660,715
Cohu, Inc. (a)	9,664	291,853
Diodes, Inc. (a)	19,927	1,359,619
Kulicke & Soffa Industries, Inc.	21,534	1,501,350
MaxLinear, Inc. (a)	65,746	1,145,953
Photronics, Inc. (a)(b)	2,560	95,821
SiTime Corp. (a)	1,659	660,083
Ultra Clean Holdings, Inc. (a)(b)	8,274	502,066
		7,532,237
Software — 1.4%
Appian Corp. - Class A (a)	6,255	166,821
CommVault Systems, Inc. (a)	3,391	288,506
DoubleVerify Holdings, Inc. (a)	5,501	57,981
LiveRamp Holdings, Inc. (a)	16,450	446,946
SPS Commerce, Inc. (a)(b)	1,848	104,430
Talkspace, Inc. (a)	113,736	548,208
Viant Technology, Inc. - Class A (a)	8,747	88,607
		1,701,499

The accompanying notes are an integral part of the financial statements.
13

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONcluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
Telecommunications — 3.9%
A10 Networks, Inc. (b)	65,563	$1,262,743
Calix, Inc. (a)	16,328	845,301
Credo Technology Group Holding Ltd. (a)	4,483	503,307
Extreme Networks, Inc. (a)	68,991	964,494
Harmonic, Inc. (a)(b)	86,740	922,046
Iridium Communications, Inc.	8,421	201,683
		4,699,574
Transportation — 3.7%
Dorian LPG Ltd.	29,405	1,087,691
Matson, Inc.	7,391	1,227,867
Schneider National, Inc. - Class B	3,601	102,196
Teekay Corp. Ltd.	41,418	536,363
Teekay Tankers Ltd.	20,221	1,582,698
		4,536,815
Trucking & Leasing — 0.4%
Greenbrier Cos., Inc.	8,188	461,967
TOTAL COMMON STOCKS (Cost $105,905,906)		120,295,261

EXCHANGE TRADED FUNDS — 1.0%
iShares Biotechnology ETF (b)	3,471	608,709
iShares U.S. Pharmaceuticals ETF	6,729	617,991
TOTAL EXCHANGE TRADED FUNDS (Cost $1,203,493)		1,226,700

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (d)	8,292,824	$8,292,824
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,292,824)		8,292,824
TOTAL INVESTMENTS — 106.5% (Cost $115,402,223)		129,814,785
Liabilities in Excess of Other Assets — (6.5)%		(7,877,564)
TOTAL NET ASSETS — 100.0%		$121,937,221

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $8,014,036.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
14

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
ASSETS:
Investments in unaffiliated securities, at value	$204,462,042	$91,550,454
Investments in affiliated securities, at value	—	—
Cash and cash equivalents	—	629,115
Receivable for fund shares sold	286,121	102,262
Dividends receivable	90,441	61,681
Dividend tax reclaims receivable	—	43,705
Security lending income receivable	687	15,051
Interest receivable	1,898	1,220
Receivable for investments sold	1,908,114	—
Receivable from Adviser	—	—
Prepaid expenses and other assets	61,659	15,379
Total assets	206,810,962	92,418,867

LIABILITIES:
Payable upon return of securities loaned	2,851,945	10,464,606
Payable for capital shares redeemed	56,601	68,723
Payable to Adviser	112,892	35,890
Payable for fund administration and accounting fees	33,211	34,181
Payable for audit fees	17,996	20,726
Payable for distribution and shareholder servicing fees	14,268	6,585
Payable for printing and mailing	21,129	3,700
Distributions payable	18,361	—
Payable to custodian	778,930	—
Payable for expenses and other liabilities	54,062	21,977
Total liabilities	3,959,395	10,656,388
NET ASSETS	$202,851,567	$81,762,479

NET ASSETS CONSISTS OF:
Capital stock ($0.001, and 0.001 per share)	$10,865	$2,387
Additional paid-in capital	167,138,699	67,430,378
Total distributable earnings	35,702,003	14,329,714
Total net assets	$202,851,567	$81,762,479

Class I
Net assets	$189,603,011	$81,762,479
Capital shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, 0.001 and 0.001 par value)	10,154,174	2,386,751
Net asset value per share	$18.67	$34.26

Class A
Net assets	$11,968,836
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	637,458
Net asset value per share	$18.78
Max offering price per share (net asset value per share divided by 0.9475)(1)	$19.82

The accompanying notes are an integral part of the financial statements.
15

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
Class C
Net assets	$1,279,720
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	73,197
Net asset value per share	$17.48

COST:
Investments in unaffiliated securities, at cost	$171,405,172	$80,190,452
Investments in affiliated securities, at cost	$—	$—
at value (included in investments)	$2,895,670	$10,118,757

(1) Reflects a maximum sales charge of 5.25%.

The accompanying notes are an integral part of the financial statements.
16

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

	SGI Prudent Fund	SGI Peak Fund	SGI Small Cap Core Fund
ASSETS:
Investments in unaffiliated securities, at value	$8,480,718	$10,091,934	$129,814,785
Investments in affiliated securities, at value	38,877,302	52,237,570	—
Cash and cash equivalents	829,150	595,856	445,569
Receivable for fund shares sold	277,816	132,412	176,893
Dividends receivable	—	—	60,599
Dividend tax reclaims receivable	—	—	130
Security lending income receivable	—	—	1,765
Interest receivable	1,991	2,660	1,269
Receivable for investments sold	—	—	—
Receivable from Adviser	1,737	1,387	—
Prepaid expenses and other assets	17,069	18,381	30,510
Total assets	48,485,783	63,080,200	130,531,520

LIABILITIES:
Payable upon return of securities loaned	—	—	8,292,824
Payable for capital shares redeemed	120,876	117,091	125,428
Payable to Adviser	—	—	84,305
Payable for fund administration and accounting fees	11,269	15,923	19,065
Payable for audit fees	17,477	17,474	22,145
Payable for distribution and shareholder servicing fees	29,565	39,035	—
Payable for printing and mailing	17,138	—	4,494
Distributions payable	—	—	—
Payable to custodian	—	—	—
Payable for expenses and other liabilities	12,633	12,370	46,038
Total liabilities	208,958	201,893	8,594,299
NET ASSETS	$48,276,825	$62,878,307	$121,937,221

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001 and 0.001 per share)	$4,121	$4,749	$3,680
Additional paid-in capital	43,592,313	53,798,258	103,363,551
Total distributable earnings	4,680,391	9,075,300	18,569,990
Total net assets	$48,276,825	$62,878,307	$121,937,221

Class I
Net assets	$48,276,825	$62,878,307	$121,937,221
Capital shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized 0.001, 0.001 and 0.001 par value)	4,120,967	4,748,821	3,679,686
Net asset value per share	$11.71	$13.24	$33.14

COST:
Investments in unaffiliated securities, at cost	$8,155,360	$8,791,775	$115,402,223
Investments in affiliated securities, at cost	$34,999,051	$48,275,177	$—
at value (included in investments)	$—	$—	$8,014,036

(1) Reflects a maximum sales charge of 5.25%.

The accompanying notes are an integral part of the financial statements.
17

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,773,005	$732,917
Dividend income from affiliated securities	—	—
Less: issuance fees	—	(28,664)
Less: dividend withholding taxes	—	(30,174)
Interest income	15,826	7,703
Securities lending income	2,946	60,038
Total investment income	1,791,777	741,820

EXPENSES:
Investment advisory fee	747,384	309,862
Advisory fees - recouped	30,274	—
Transfer agent fees	115,087	42,286
Fund administration and accounting fees	28,752	7,961
Compliance fees	25,810	10,566
Federal and state registration fees	24,756	13,980
Trustees’ fees	24,536	11,262
Legal fees	23,386	10,250
Distribution expenses - Class A	16,051	—
Custodian fees	8,675	1,847
Audit fees	5,198	5,386
Distribution expenses - Class C	5,062	—
Shareholder service costs - Class C	1,687	—
Reports to shareholders	—	2,170
Shareholder service costs - Class I	—	—
Other expenses and fees	12,479	5,989
Total expenses	1,069,137	421,559
Expense reimbursement by Adviser	—	(49,725)
Net expenses	1,069,137	371,834
NET INVESTMENT INCOME	722,640	369,986

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	4,681,507	6,279,612
Investments in affiliated securities	—	—
Distributions received from other investment companies	—	—
Net realized gain (loss)	4,681,507	6,279,612
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	17,247,839	5,078,718
Investments in affiliated securities	—	—
Net change in unrealized appreciation (depreciation)	17,247,839	5,078,718
Net realized and unrealized gain (loss)	21,929,346	11,358,330
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,651,986	$11,728,316

The accompanying notes are an integral part of the financial statements.
18

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)

	SGI Prudent Fund	SGI Peak Fund	SGI Small Cap Core Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,509,234	$1,314,369	$979,070
Dividend income from affiliated securities	222,676	269,749	—
Less: issuance fees	—	—	(9)
Less: dividend withholding taxes	—	—	(4,302)
Interest income	9,489	20,094	13,029
Securities lending income	—	—	5,578
Total investment income	1,741,399	1,604,212	993,366

EXPENSES:
Investment advisory fee	180,143	214,156	560,187
Advisory fees - recouped	—	7,597	45,033
Transfer agent fees	22,890	24,537	29,829
Fund administration and accounting fees	12,552	6,006	16,282
Compliance fees	5,656	5,673	10,374
Federal and state registration fees	13,567	13,231	14,652
Trustees’ fees	4,390	4,598	11,448
Legal fees	9,674	6,717	15,928
Distribution expenses - Class A	—	—	—
Custodian fees	619	781	5,047
Audit fees	5,198	5,198	5,195
Distribution expenses - Class C	—	—	—
Shareholder service costs - Class C	—	—	—
Reports to shareholders	7,625	922	4,093
Other expenses and fees	3,346	2,796	7,228
Total expenses	265,660	292,212	725,296
Expense reimbursement by Adviser	(186)	(16)	—
Net expenses	265,474	292,196	725,296
NET INVESTMENT INCOME	1,475,925	1,312,016	268,070

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,079)	2,904,635	8,123,182
Investments in affiliated securities	(28,443)	(92,529)	—
Distributions received from other investment companies	892,690	1,367,791	—
Net realized gain (loss)	863,168	4,179,897	8,123,182
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	99,164	(311,339)	2,640,774
Investments in affiliated securities	1,560,458	310,044	—
Net change in unrealized appreciation (depreciation)	1,659,622	(1,295)	2,640,774
Net realized and unrealized gain (loss)	2,522,790	4,178,602	10,763,956
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,998,715	$5,490,618	$11,032,026

The accompanying notes are an integral part of the financial statements.
19

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$722,640	$1,340,143
Net realized gain/(loss) on investments
Unaffiliated investments	4,681,507	23,009,203
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	17,247,839	(16,709,274)
Net increase/(decrease) in net assets resulting from operations	22,651,986	7,640,072

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings
Class I Shares	(15,959,091)	(39,868,894)
Class A Shares	(979,000)	(3,020,404)
Class C Shares	(110,926)	(334,919)
Total distributable earnings	(17,049,017)	(43,224,217)
Net decrease in net assets from dividends and distributions to shareholders	(17,049,017)	(43,224,217)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	19,234,247	68,223,128
Reinvestment of distributions	15,900,985	39,704,202
Shares redeemed	(60,424,668)	(77,118,822)
Total from Class I Shares	(25,289,436)	30,808,508
Class A Shares
Proceeds from shares sold	73,645	149,216
Reinvestment of distributions	978,371	3,018,068
Shares redeemed	(3,372,913)	(6,220,521)
Total from Class A Shares	(2,320,897)	(3,053,237)
Class C Shares
Proceeds from shares sold	18,380	49,206
Reinvestment of distributions	110,926	334,919
Shares redeemed	(404,042)	(379,966)
Total from Class C Shares	(274,736)	4,159
Net increase/(decrease) in net assets from capital share transactions	(27,885,069)	27,759,430
Total increase/(decrease) in net assets	(22,282,100)	(7,824,715)

NET ASSETS:
Beginning of Period	225,133,667	232,958,382
End of Period	$202,851,567	$225,133,667

The accompanying notes are an integral part of the financial statements.
20

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,045,913	3,667,331
Shares reinvested	897,852	2,264,929
Shares redeemed	(3,275,703)	(4,178,479)
Total from Class I Shares	(1,331,938)	1,753,781
Class A Shares
Shares sold	3,974	7,684
Shares reinvested	54,934	171,286
Shares redeemed	(182,055)	(318,684)
Total from Class A Shares	(123,147)	(139,714)
Class C Shares
Shares sold	1,067	2,768
Shares reinvested	6,678	20,188
Shares redeemed	(23,621)	(21,780)
Total from Class C Shares	(15,876)	1,176
Net increase/(decrease) in shares outstanding	(1,470,961)	1,615,243

The accompanying notes are an integral part of the financial statements.
21

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$369,986	$1,295,422
Net realized gain/(loss) on investments
Unaffiliated investments	6,279,612	7,720,266
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	5,078,718	(6,576,114)
Net increase/(decrease) in net assets resulting from operations	11,728,316	2,439,574

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(8,918,454)	(20,438,366)
Net decrease in net assets from dividends and distributions to shareholders	(8,918,454)	(20,438,366)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	7,379,379	25,396,306
Reinvestment of distributions	8,900,525	20,397,349
Shares redeemed	(31,487,489)	(41,821,871)
Net increase/(decrease) in net assets from capital share transactions	(15,207,585)	3,971,784
Total increase/(decrease) in net assets	(12,397,723)	(14,027,008)

NET ASSETS:
Beginning of Period	94,160,202	108,187,210
End of Period	$81,762,479	$94,160,202

SHARES TRANSACTIONS:
Class I Shares
Shares sold	218,558	752,844
Shares reinvested	281,842	653,552
Shares redeemed	(929,297)	(1,271,091)
Net increase/(decrease) in shares outstanding	(428,897)	135,305

The accompanying notes are an integral part of the financial statements.
22

SGI PRUDENT FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,475,925	$335,495
Net realized gain/(loss) on investments
Unaffiliated investments	(1,079)	(58,182)
Affiliated investments	(28,443)	29,129
Distributions from affiliated investments	892,690	2,413,647
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	99,164	69,713
Affiliated investments	1,560,458	(715,635)
Net increase/(decrease) in net assets resulting from operations	3,998,715	2,074,167

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,532,477)	(2,383,823)
Net decrease in net assets from dividends and distributions to shareholders	(2,532,477)	(2,383,823)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	6,263,784	30,262,812
Reinvestment of distributions	2,532,477	2,383,823
Shares redeemed	(11,231,301)	(10,020,490)
Net increase/(decrease) in net assets from capital share transactions	(2,435,040)	22,626,145
Total increase/(decrease) in net assets	(968,802)	22,316,489

NET ASSETS:
Beginning of Period	49,245,627	26,929,138
End of Period	$48,276,825	$49,245,627

SHARES TRANSACTIONS:
Class I Shares
Shares sold	541,328	2,740,495
Shares reinvested	225,510	220,724
Shares redeemed	(973,883)	(890,629)
Net increase/(decrease) in shares outstanding	(207,045)	2,070,590

The accompanying notes are an integral part of the financial statements.
23

SGI PEAK FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,312,016	$291,811
Net realized gain/(loss) on investments
Unaffiliated investments	2,904,635	(387,264)
Affiliated investments	(92,529)	(131,909)
Distributions from affiliated investments	1,367,791	2,800,881
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(311,339)	1,611,498
Affiliated investments	310,044	(491,426)
Net increase/(decrease) in net assets resulting from operations	5,490,618	3,693,591

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,791,543)	(2,367,594)
Net decrease in net assets from dividends and distributions to shareholders	(1,791,543)	(2,367,594)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	14,426,809	26,065,279
Reinvestment of distributions	1,791,543	2,367,594
Shares redeemed	(7,047,697)	(7,757,476)
Net increase/(decrease) in net assets from capital share transactions	9,170,655	20,675,397
Total increase/(decrease) in net assets	12,869,730	22,001,394

NET ASSETS:
Beginning of Period	50,008,577	28,007,183
End of Period	$62,878,307	$50,008,577

SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,116,283	2,254,290
Shares reinvested	139,855	207,866
Shares redeemed	(538,747)	(656,580)
Net increase/(decrease) in shares outstanding	717,391	1,805,576

The accompanying notes are an integral part of the financial statements.
24

SGI SMALL CAP CORE FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$268,070	$483,656
Net realized gain/(loss) on investments
Unaffiliated investments	8,123,182	9,453,421
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	2,640,774	(3,783,409)
Net increase/(decrease) in net assets resulting from operations	11,032,026	6,153,668

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(11,438,417)	(2,591,942)
Net decrease in net assets from dividends and distributions to shareholders	(11,438,417)	(2,591,942)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	10,764,174	24,491,431
Reinvestment of distributions	11,311,808	2,565,364
Shares redeemed	(20,742,909)	(34,328,125)
Net increase/(decrease) in net assets from capital share transactions	1,333,073	(7,271,330)
Total increase/(decrease) in net assets	926,682	(3,709,604)

NET ASSETS:
Beginning of Period	121,010,539	124,720,143
End of Period	$121,937,221	$121,010,539

SHARES TRANSACTIONS:
Class I Shares
Shares sold	328,641	801,618
Shares reinvested	366,078	83,372
Shares redeemed	(632,240)	(1,131,599)
Net increase/(decrease) in shares outstanding	62,479	(246,609)

The accompanying notes are an integral part of the financial statements.
25

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$18.25	$21.74	$18.00	$17.85	$23.21	$19.55
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.12	0.13	0.18	0.17	0.03
Net realized and unrealized gain (loss) on investments (b)	1.92	0.44	4.47	0.88	(2.27)	3.76
Total from investment operations	1.98	0.56	4.60	1.06	(2.10)	3.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.11)	(0.17)	(0.20)	(0.04)	(0.08)
Net realized gains	(1.44)	(3.94)	(0.69)	(0.71)	(3.22)	(0.05)
Total distributions	(1.56)	(4.05)	(0.86)	(0.91)	(3.26)	(0.13)
Net asset value, end of period	$18.67	$18.25	$21.74	$18.00	$17.85	$23.21
TOTAL RETURN (c)	11.30%	3.30%	26.51%	6.02%	(10.71)%	19.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$189,603	$209,675	$211,534	$351,360	$391,548	$506,159
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment (d)	0.95%	0.98%	1.00%	0.97%	0.96%	0.87%
After expense reimbursement/ recoupment (d)	0.98%	0.98%	0.98%	0.98%	0.92%	0.87%
Ratio of net investment income (loss) to average net assets (d)	0.70%	0.62%	0.68%	0.99%	0.85%	0.15%
Portfolio turnover rate (c)(e)	53%	171%	194%	88%	133%	91%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
26

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class a Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$18.32	$21.77	$18.02	$17.88	$23.25	$19.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.07	0.08	0.13	0.12	(0.02)
Net realized and unrealized gain (loss) on investments (b)	1.93	0.46	4.48	0.87	(2.27)	3.77
Total from investment operations	1.97	0.53	4.56	1.00	(2.15)	3.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.04)	(0.12)	(0.15)	—	(0.04)
Net realized gains	(1.44)	(3.94)	(0.69)	(0.71)	(3.22)	(0.05)
Total distributions	(1.51)	(3.98)	(0.81)	(0.86)	(3.22)	(0.09)
Net asset value, end of period	$18.78	$18.32	$21.77	$18.02	$17.88	$23.25
TOTAL RETURN (c)	11.16%	3.13%	26.19%	5.69%	(10.89)%	19.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,969	$13,930	$19,601	$31,276	$28,285	$29,423
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment (d)	1.20%	1.23%	1.25%	1.22%	1.21%	1.12%
After expense reimbursement/ recoupment (d)	1.23%	1.23%	1.22%	1.23%	1.17%	1.12%
Ratio of net investment income (loss) to average net assets (d)	0.45%	0.37%	0.40%	0.74%	0.64%	(0.09)%
Portfolio turnover rate (c)(e)	53%	171%	194%	88%	133%	91%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
27

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class c Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$17.15	$20.74	$17.22	$17.12	$22.54	$19.11
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)	(0.07)	(0.06)	—	(0.03)	(0.17)
Net realized and unrealized gain (loss) on investments (b)	1.79	0.42	4.27	0.83	(2.17)	3.65
Total from investment operations	1.77	0.35	4.21	0.83	(2.20)	3.48
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.02)	—	0.00
Net realized gains	(1.44)	(3.94)	(0.69)	(0.71)	(3.22)	(0.05)
Total distributions	(1.44)	(3.94)	(0.69)	(0.73)	(3.22)	(0.05)
Net asset value, end of period	$17.48	$17.15	$20.74	$17.22	$17.12	$22.54
TOTAL RETURN (c)	10.74%	2.31%	25.23%	4.93%	(11.54)%	18.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,280	$1,528	$1,823	$2,297	$2,546	$2,917
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment (d)	1.95%	1.98%	2.00%	1.97%	1.96%	1.87%
After expense reimbursement/ recoupment (d)	1.98%	1.98%	1.97%	1.98%	1.92%	1.87%
Ratio of net investment income (loss) to average net assets (d)	(0.28)%	(0.37)%	(0.35)%	(0.01)%	(0.15)%	(0.84)%
Portfolio turnover rate (c)(e)	53%	171%	194%	88%	133%	91%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
28

SGI GLOBAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$33.44	$40.36	$34.11	$33.16	$38.33	$32.93
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.45	0.52	0.45	0.45	0.38
Net realized and unrealized gain (loss) on investments (b)	4.32	0.21	6.18	1.62	(3.77)	5.24
Total from investment operations	4.46	0.66	6.70	2.07	(3.32)	5.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.69)	(0.65)	(0.45)	(0.31)	(0.58)	(0.22)
Net realized gains	(2.95)	(6.93)	—	(0.81)	(1.27)	—
Total distributions	(3.64)	(7.58)	(0.45)	(1.12)	(1.85)	(0.22)
Net asset value, end of period	$34.26	$33.44	$40.36	$34.11	$33.16	$38.33
TOTAL RETURN (c)	14.28%	2.99%	19.84%	6.39%	(9.20)%	17.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$81,762	$94,160	$108,187	$150,297	$118,260	$112,035
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment (d)	0.95%	1.06%	1.05%	1.00%	1.01%	1.10%
After expense reimbursement/ recoupment (d)	0.84%	0.84%	0.84%	0.84%	0.84%	0.97%
Ratio of net investment income (loss) to average net assets (d)	0.84%	1.30%	1.45%	1.37%	1.24%	1.26%
Portfolio turnover rate (c)	59%	184%	102%	96%	87%	88%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
29

SGI PRUDENT FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$11.38	$11.93	$10.28	$9.80	$11.69	$10.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.10	0.06	0.03	0.02	(0.07)
Net realized and unrealized gain (loss) on investments (b)	0.61	0.32	1.64	0.46	(1.26)	1.16
Total from investment operations	0.96	0.42	1.70	0.49	(1.24)	1.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.75)	(0.05)	(0.01)	(0.40)	— (c)
Net realized gains	(0.23)	(0.22)	—	—	(0.25)	— (c)
Total distributions	(0.63)	(0.97)	(0.05)	(0.01)	(0.65)	—
Net asset value, end of period	$11.71	$11.38	$11.93	$10.28	$9.80	$11.69
TOTAL RETURN (d)	8.65%	3.95%	16.62%	5.04%	(11.26)%	10.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48,277	$49,246	$26,929	$21,217	$15,527	$10,807
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment (e)(f)	1.11%	1.16%	1.31%	1.37%	1.61%	1.75%
After expense reimbursement/ recoupment (e)(f)	1.11%	1.16%	1.31%	1.47%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets (e)(f)	6.14%	0.88%	0.52%	0.26%	0.23%	(0.67)%
Portfolio turnover rate (d)	5%	21%	61%	61%	67%	170%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)

Beginning on December 31, 2024, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

(f)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
30

SGI PEAK FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
PER SHARE DATA:
Net asset value, beginning of period	$12.41	$12.58	$10.61	$9.99	$12.63	$10.94
INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.09	(0.03)	(0.06)	(0.03)	(0.14)
Net realized and unrealized gain (loss) on investments (b)	0.93	0.75	2.07	0.68	(1.27)	1.83
Total from investment operations	1.22	0.84	2.04	0.62	(1.30)	1.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.85)	(0.01)	— (c)	(0.75)	—
Net realized gains	(0.07)	(0.16)	(0.06)	—	(0.59)	—
Total distributions	(0.39)	(1.01)	(0.07)	—	(1.34)	—
Net asset value, end of period	$13.24	$12.41	$12.58	$10.61	$9.99	$12.63
TOTAL RETURN (d)	10.00%	7.36%	19.25%	6.22%	(11.64)%	15.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,878	$50,009	$28,007	$19,555	$12,988	$10,940
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment (e)(f)	1.00%	1.16%	1.30%	1.48%	1.58%	1.74%
After expense reimbursement/ recoupment (e)(f)	1.02%	1.08%	1.30%	1.53%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets (e)(f)	4.59%	0.76%	(0.26)%	(0.55)%	(0.29)%	(1.17)%
Portfolio turnover rate (d)	35%	81%	44%	26%	88%	178%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)

Beginning on December 31, 2024, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

(f)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
31

SGI SMALL CAP CORE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.45	$32.28	$27.50	$25.53	$38.64	$28.16
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.13	0.12	0.06	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments (c)	2.92	1.71	4.66	2.06	(2.97)	12.33
Total from investment operations	2.99	1.84	4.78	2.12	(3.07)	12.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.20)	—	—	—	(0.07)
Net realized gains	(3.17)	(0.47)	—	(0.15)	(10.04)	(1.63)
Total distributions	(3.30)	(0.67)	—	(0.15)	(10.04)	(1.70)
Net asset value, end of period	$33.14	$33.45	$32.28	$27.50	$25.53	$38.64
TOTAL RETURN (d)	9.66%	5.87%	17.38%	8.37%	(9.93)%	44.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$121,937	$121,011	$124,720	$103,502	$89,836	$97,409
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.15%	1.29%	1.26%	1.25%	1.33%	1.12%
After expense reimbursement/ recoupment(e)	1.23%	1.23%	1.23%	1.23%	1.23%	1.07%
Ratio of net investment income (loss) to average net assets (e)	0.45%	0.41%	0.42%	0.24%	(0.34)%	(0.37)%
Portfolio turnover rate (d)	71%	168%	211%	197%	270%	314%

(a)	Effective as of the close of business on March 15, 2021, the Adviser took over management of the SGI Small Cap Core Fund from its predecessor investment manager.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
32

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Fund, the SGI Peak Fund and the SGI Small Cap Core Fund (each, a “Fund” and collectively, the “Funds”). The SGI Small Cap Core Fund and the SGI U.S. Large Cap Equity Fund commenced investment operations on October 1, 1999 and February 29, 2012, respectively. The SGI Global Equity Fund commenced investment operations on April 1, 2009. The SGI Prudent Fund and the SGI Peak Fund commenced investment operations on June 8, 2020.

Effective as of the close of business on March 15, 2021, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the SGI Small Cap Core Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund and the SGI Global Equity Fund offer three classes of shares: Class I Shares, Class A Shares and Class C Shares. The SGI Prudent Fund, the SGI Peak Fund and the SGI Small Cap Core Fund each offer one class of shares: Class I Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

The investment objective of each of the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Fund and the SGI Small Cap Core Fund is to seek long-term capital appreciation. The investment objective of the SGI Peak Fund is to seek capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — SGI Prudent Fund and SGI Peak Fund pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of underlying funds, their performances are directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the underlying funds in direct proportion to the amount of assets the Funds allocate to the underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds. Information about underlying funds in the underlying funds’ annual or semiannual report to shareholders can be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in ETFs are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those

33

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

SGI U.S. LARGE CAP EQUITY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$201,610,097	$—	$—	$201,610,097
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,851,945
Total Investments	$201,610,097	$—	$—	$204,462,042

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,851,945 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

34

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

SGI GLOBAL EQUITY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$77,825,317	$—	$—	$77,825,317
Exchange Traded Funds	3,260,531	—	—	3,260,531
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,464,606
Total Investments	$81,085,848	$—	$—	$91,550,454

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,464,606 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SGI PRUDENT FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$24,823,203	$—	$—	$24,823,203
Open-End Funds	22,534,817	—	—	22,534,817
Total Investments	$47,358,020	$—	$—	$47,358,020

SGI PEAK FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$54,725,273	$—	$—	$54,725,273
Open-End Funds	7,604,231	—	—	7,604,231
Total Investments	$62,329,504	$—	$—	$62,329,504

SGI SMALL CAP CORE FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$120,295,261	$—	$—	$120,295,261
Exchange Traded Funds	1,226,700	—	—	1,226,700
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,292,824
Total Investments	$121,521,961	$—	$—	$129,814,785

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,292,824 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

35

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in

36

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2026 (UNAUDITED)

each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees*, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2026 for each Fund and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after a Fund’s respective contractual limitation expiration date.

*	Effective December 31, 2024, SGI Prudent Fund and SGI Peak Fund’s expense caps are now taking acquired fund fees into account.

		EXPENSE CAPS
FUND	ADVISORY FEE	CLASS I		CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%		1.23%	1.98%
SGI Global Equity Fund	0.70	0.84		1.09	1.84
SGI Prudent Fund	0.75	1.95	*	—	—
SGI Peak Fund	0.75	1.95	*	—	—
SGI Small Cap Core Fund	0.95	1.23		—	—

*

Prior to December 31, 2024, the Adviser had contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses to 1.70% of the Fund’s average net assets attributable to Class I Shares.

Any waived or reimbursed expenses by the Advisor to the Funds (excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor), are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

37

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

During the current fiscal period, investment advisory fees recoupments were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	RECOUPMENTS	NET ADVISORY FEES
SGI U.S. Large Cap Equity Fund	$747,384	$—	$30,274	$777,658
SGI Global Equity Fund	309,862	(49,725)	—	260,137
SGI Prudent Fund	180,143	(186)	—	179,957
SGI Peak Fund	214,156	(16)	7,597	221,737
SGI Small Cap Core Fund	560,187	—	45,033	605,220

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

FUND	AUGUST 31, 2026	AUGUST 31, 2027	AUGUST 31, 2028	AUGUST 31, 2029
SGI U.S. Large Cap Equity Fund	$—	$80,234	$69,657	$—
SGI Global Equity Fund	111,699	280,270	220,407	49,725
SGI Prudent Fund	—	—	—	186
SGI Peak Fund	—	—	18,371	16
SGI Small Cap Core Fund	—	35,887	76,432	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of shareholders’ investments and may cost shareholders more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s Plan.

38

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Assistant Treasurer, Assistant Secretary, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
SGI U.S. Large Cap Equity Fund	$112,856,341	$157,681,572
SGI Global Equity Fund	51,990,838	76,108,641
SGI Prudent Fund	2,493,903	5,543,527
SGI Peak Fund	30,254,570	19,886,037
SGI Small Cap Core Fund	83,553,115	93,652,537

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
SGI U.S. Large Cap Equity Fund	$209,548,622	$24,822,534	$(9,865,231)	$14,957,303
SGI Global Equity Fund	87,683,132	7,674,308	(1,512,118)	6,162,190
SGI Prudent Fund	46,609,094	2,543,986	(375,536)	2,168,450
SGI Peak Fund	44,154,173	5,263,847	(267,871)	4,995,976
SGI Small Cap Core Fund	109,650,228	17,003,993	(5,795,329)	11,208,664

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales and investments in passive foreign investment companies.

39

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2025, primarily attributable to equalization, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
SGI U.S. Large Cap Equity Fund	$(5,471,753)	$5,471,753
SGI Global Equity Fund	—	—
SGI Prudent Fund	—	—
SGI Peak Fund	—	—
SGI Small Cap Core Fund	—	—

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	OTHER TEMPORARY DIFFERENCES	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL
SGI U.S. Large Cap Equity Fund	$12,248,581	$2,893,150	$—	$14,957,303	$30,099,034
SGI Global Equity Fund	971,063	4,386,599	—	6,162,190	11,519,852
SGI Prudent Fund	126,717	927,186	(8,200)	2,168,450	3,214,153
SGI Peak Fund	63,794	326,648	(10,193)	4,995,976	5,376,225
SGI Small Cap Core Fund	2,857,945	4,909,772	—	11,208,664	18,976,381

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in passive foreign investment companies.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

		2025
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Equity Fund	$34,539,508	$8,684,709	$43,224,217
SGI Global Equity Fund	6,262,395	14,175,971	20,438,366
SGI Prudent Fund	2,353,904	29,919	2,383,823
SGI Peak Fund	2,115,941	251,653	2,367,594
SGI Small Cap Core Fund	1,890,739	701,203	2,591,942

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

40

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2025, the SGI Small Cap Core Fund utilized $466,633 of carry forward capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

There were no post-October or late-year ordinary losses deferred during the year ended August 31, 2025.

6. SECURITIES LENDING

The Funds may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
SGI U.S. Large Cap Equity Fund	$2,895,670	$2,851,945	$2,949
SGI Global Equity Fund	10,118,757	10,464,606	60,038
SGI Small Cap Core Fund	8,014,036	8,292,824	5,578

41

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”), which permits the Funds securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
SGI U.S. Large Cap Equity Fund	$2,895,670	—	$2,895,670	$(2,895,670)	—	—
SGI Global Equity Fund	10,118,757	—	10,118,757	(10,118,757)	—	—
SGI Small Cap Core Fund	8,014,036	—	8,014,036	(8,014,036)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

	AUGUST 31, 2025		ADDITIONS		REDUCTIONS
ISSUER NAME	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE
SGI Prudent Fund
SGI Dynamic Tactical ETF	85,280	$2,428,629	—	$—	(5,300)	$(155,319)
SGI Enhanced Core ETF	278,460	7,157,814	—	—	(5,400)	(139,983)
SGI Enhanced Global Income ETF	168,670	4,933,598	—	—	(20,600)	(630,617)
SGI Global Equity Fund	157,809	5,277,126	22,291	718,846	(26,761)	(890,932)
SGI Small Cap Core Fund	122,699	4,104,266	16,556	521,949	(29,309)	(959,164)
SGI U.S. Large Cap Core ETF	55,400	1,975,564	—	—	(7,650)	(288,861)
SGI U.S. Large Cap Equity Fund	782,412	14,279,014	70,347	1,253,108	(122,292)	(2,239,752)
	1,650,730	$40,156,011	109,194	$2,493,903	(217,312)	$(5,304,628)

42

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

	AUGUST 31, 2025		ADDITIONS		REDUCTIONS
ISSUER NAME	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE
SGI Peak Fund
SGI Dynamic Tactical ETF	172,500	$4,912,507	42,550	$1,249,273	(5,000)	$(146,445)
SGI Enhanced Core ETF	188,580	4,847,449	48,500	1,255,401	(188,600)	(4,814,902)
SGI Enhanced Global Income ETF	—	—	90,300	3,104,510	—	—
SGI Enhanced Nasdaq-100 ETF	312,700	9,207,545	248,370	6,887,250	(10,000)	(277,086)
SGI Enhanced Market Leaders ETF	—	—	115,300	3,717,211	—	—
SGI Small Cap Core Fund	179,870	6,016,648	55,395	1,773,522	(5,807)	(185,000)
SGI U.S. Large Cap Core ETF	275,278	9,816,413	128,650	4,953,249	(7,500)	(297,492)
	1,128,928	$34,800,562	729,065	$22,940,416	(216,907)	$(5,720,925)

	FEBRUARY 28, 2026
ISSUER NAME	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	VALUE	COST
SGI Prudent Fund
SGI Dynamic Tactical ETF	$38,835	$—	93,839	$(2,141)	79,980	2,365,009	$2,108,406
SGI Enhanced Core ETF	113,831	96,606	(33,207)	(842)	273,060	6,983,783	6,959,145
SGI Enhanced Global Income ETF	65,585	5,808	771,434	66,102	148,070	5,140,517	3,838,124
SGI Global Equity Fund	—	363,186	163,528	(15,179)	153,339	5,253,390	4,812,695
SGI Small Cap Core Fund	—	183,112	(65,859)	42,414	109,946	3,643,605	3,002,696
SGI U.S. Large Cap Core ETF	4,425	—	115,874	50,600	47,750	1,853,178	1,228,005
SGI U.S. Large Cap Equity Fund	—	243,978	514,850	(169,398)	730,467	13,637,822	13,049,980
	$222,676	$892,690	1,560,458	$(28,444)	1,542,612	$38,877,304	$34,999,051

43

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	FEBRUARY 28, 2026
ISSUER NAME	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	VALUE	COST
SGI Peak Fund
SGI Dynamic Tactical ETF	$97,614	$—	$204,840	$(8,997)	210,050	$6,211,179	$5,708,686
SGI Enhanced Core ETF	80,156	80,409	(3,576)	(44,447)	48,480	1,239,924	1,237,602
SGI Enhanced Global Income ETF	—	—	30,417	—	90,300	3,134,927	3,104,510
SGI Enhanced Nasdaq-100 ETF	64,286	$943,319	(816,850)	(41,458)	551,070	14,959,401	14,891,986
SGI Enhanced Market Leaders ETF	—	—	(14,674)	—	115,300	3,702,537	3,717,211
SGI Small Cap Core Fund	—	344,062	7,855	(8,795)	229,458	7,604,231	6,398,046
SGI U.S. Large Cap Core ETF	27,692	—	902,032	11,168	396,428	15,385,371	13,217,136
	$269,749	$1,367,791	$310,044	$(92,529)	1,641,086	$52,237,570	$48,275,177

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for each Fund and selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for each Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During each Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, neither the Fund, nor anyone on its behalf, consulted with Tait on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on each Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

44

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

45

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements
February 28, 2026
(Unaudited)

F/m US Treasury 3 Month Bill Fund
(Formerly F/m US Treasury 3 Month Bill ETF)
ETF Class Shares | (Nasdaq: TBIL)
Institutional Class Shares | (Ticker: TBFMX)

F/m US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

F/m US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

F/m US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

F/m US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

F/m US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

F/m US Treasury 7 Year Note ETF | (Nasdaq: USVN)

F/m US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

F/m US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

F/m US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m US Treasury 3 Month Bill FUND

Schedule of Investments

February 28, 2026 (Unaudited)

	Par / Shares	Value
U.S. TREASURY BILLS — 100.0%
3.63%, 05/28/2026 (a)(b)	$6,466,204,000	$6,410,284,194
TOTAL U.S. TREASURY BILLS (Cost $6,409,386,640)		6,410,284,194

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 44.4%
Money Market Funds — 0.3%
Goldman Sachs Square Government Fund - Institutional Class, 3.62% (c)	19,529,415	$19,529,415

Repurchase Agreements — 44.1%
Bank of America Securities, 3.87%, dated 01/13/2025, matures 04/06/2026, repurchase price $1,454,000,000 (collateralized by corporate bonds 1.400%-8.250%, matures 03/15/2026-01/15/2036: total value $250,000,080)	250,000,000	250,000,000
CF Secured LLC, 3.78%, dated 02/26/2026, matures 03/02/2026, repurchase price $521,000,000 (collateralized by equities: total value $500,210,198)	500,000,000	500,000,000
J.P. Morgan Securities LLC
3.95%, dated 01/28/2026, matures 05/28/2026, repurchase price $2,200,833,333 (collateralized by bank loans: total value $551,673,834)	950,000,000	950,000,000
3.91%, dated 06/03/2025, matures 05/28/2026, repurchase price $2,694,526,389 (collateralized by collateralized loan obligations, 4.632%-6.679%, matures 07/15/2031-01/17/2039: total value $952,920,724)	550,000,000	550,000,000
MUFG Securities (Canada) Ltd.
3.83%, dated 10/08/2025, matures 04/06/2026, repurchase price $874,500,000 (collateralized by corporate bonds 1.500%-8.750%, matures 07/15/2026-02/12/2036: total value $300,894,340)	300,000,000	$300,000,000
3.88%, dated 07/01/2025, matures 04/06/2026, repurchase price $400,700,000 (collateralized by equities: total value $100,302,013)	100,000,000	100,000,000
3.90%, dated 12/15/2025, matures 04/06/2026, repurchase price $221,333,333 (collateralized by equities: total value $100,303,563)	100,000,000	100,000,000
3.85%, dated 07/01/2025, matures 04/06/2026, repurchase price $298,781,250 (collateralized by equities: total value $75,224,770)	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,825,000,000)		$2,825,000,000

TOTAL INVESTMENTS — 144.4% (Cost $9,253,916,055)		$9,254,813,609
Liabilities in Excess of Other Assets — (44.4)%		(2,844,064,927)
TOTAL NET ASSETS — 100.0%		$6,410,748,682

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $2,794,648,200.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
1

F/m US Treasury 6 Month Bill ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par / Shares	Value
U.S. TREASURY BILLS — 100.0%
3.59%, 08/27/2026 (a)(b)	$752,145,000	$739,089,340
TOTAL U.S. TREASURY BILLS (Cost $738,956,482)		739,089,340

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 34.6%
Money Market Funds — 0.8%
Goldman Sachs Square Government Fund - Institutional Class, 3.62% (c)	5,887,777	5,887,777

Repurchase Agreements — 33.8%
J.P. Morgan Securities LLC, 3.91%, dated 02/25/2025, matures 05/28/2026, repurchase price $894,529,167 (collateralized by collateralized loan obligations, 1.500%-8.750%, matures 10/20/2031-04/20/2039: total value $150,456,500)	150,000,000	150,000,000
MUFG Securities (Canada) Ltd., 3.85%, dated 07/01/2025, matures 04/06/2026, repurchase price $398,375,000 (collateralized by equities: total value $100,299,667)	100,000,000	100,000,000
TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $250,000,000)		$250,000,000

TOTAL INVESTMENTS — 134.6% (Cost $994,844,259)		$994,977,117
Liabilities in Excess of Other Assets — (34.6)%		(255,818,676)
TOTAL NET ASSETS — 100.0%		$739,158,441

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

OBFR - Overnight Bank Funding Rate

(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $251,461,120.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
2

F/m US Treasury 12 Month Bill ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par / Shares	Value
U.S. TREASURY BILLS — 100.0%
3.46%, 02/18/2027 (a)(b)	$314,798,000	$304,457,327
TOTAL U.S. TREASURY BILLS (Cost $304,435,513)		304,457,327

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 43.6%
Money Market Funds — 2.5%
Goldman Sachs Square Government Fund - Institutional Class, 3.62% (c)	7,730,560	$7,730,560

Repurchase Agreements — 41.1%
J.P. Morgan Securities LLC, 3.91%, dated 05/05/2025, matures 05/28/2026, repurchase price $651,763,889 (collateralized by collateralized loan obligations, 4.799%-5.371%, matures 07/18/2030-07/15/2039: total value $125,380,417)	125,000,000	125,000,000
TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $125,000,000)		$125,000,000

TOTAL INVESTMENTS — 143.6% (Cost $437,166,073)		$437,187,887
Liabilities in Excess of Other Assets — (43.6)%		(132,711,964)
TOTAL NET ASSETS — 100.0%		$304,475,923

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

OBFR - Overnight Bank Funding Rate

(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $130,480,200.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
3

F/m US Treasury 2 Year Note ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par / Shares	Value
U.S. TREASURY SECURITIES — 100.0%
United States Treasury Note/Bond, 3.38%, 02/29/2028 (a)	$415,781,000	$415,683,551
TOTAL U.S. TREASURY SECURITIES (Cost $415,683,551)		415,683,551

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 39.3%
Money Market Funds — 3.2%
Goldman Sachs Square Government Fund - Institutional Class, 3.62% (b)	13,336,239	$13,336,239

Repurchase Agreements — 36.1%
J.P. Morgan Securities LLC, 3.91%, dated 11/10/2025, matures 05/28/2026, repurchase price $474,204,167 (collateralized by collateralized loan obligations, 5.018%-5.668%, matures 04/20/2033-10/20/2037: total value $150,456,501)	150,000,000	150,000,000
TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $150,000,000)		$150,000,000
TOTAL INVESTMENTS — 139.3% (Cost $579,019,790)		$579,019,790
Liabilities in Excess of Other Assets — (39.3)%		(163,307,947)
TOTAL NET ASSETS — 100.0%		$415,711,843

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

OBFR - Overnight Bank Funding Rate

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $160,533,963.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
4

F/m US Treasury 3 Year Note ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 99.9%
United States Treasury Note/Bond, 3.50%, 02/15/2029	$10,462,000	$10,495,511
TOTAL U.S. TREASURY SECURITIES (Cost $10,476,962)		10,495,511

TOTAL INVESTMENTS — 99.9% (Cost $10,476,962)		$10,495,511
Other Assets in Excess of Liabilities — 0.1%		14,780
TOTAL NET ASSETS — 100.0%		$10,510,291

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
5

F/m US Treasury 5 Year Note ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 99.7%
United States Treasury Note/Bond, 3.75%, 01/31/2031	$33,360,000	$33,704,025
TOTAL U.S. TREASURY SECURITIES (Cost $33,279,104)		33,704,025

TOTAL INVESTMENTS — 99.7% (Cost $33,279,104)		$33,704,025
Other Assets in Excess of Liabilities — 0.3%		102,114
TOTAL NET ASSETS — 100.0%		$33,806,139

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
6

F/m US Treasury 7 Year Note ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 99.7%
United States Treasury Note/Bond, 4.00%, 01/31/2033	$9,654,000	$9,819,928
TOTAL U.S. TREASURY SECURITIES (Cost $9,637,782)		9,819,928

TOTAL INVESTMENTS — 99.7% (Cost $9,637,782)		$9,819,928
Other Assets in Excess of Liabilities — 0.3%		31,718
TOTAL NET ASSETS — 100.0%		$9,851,646

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
7

F/m US Treasury 10 Year Note ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.13%, 02/15/2036	$282,232,000	$285,980,394
TOTAL U.S. TREASURY SECURITIES (Cost $283,892,236)		285,980,394

TOTAL INVESTMENTS — 99.8% (Cost $283,892,236)		$285,980,394
Other Assets in Excess of Liabilities — 0.2%		453,182
TOTAL NET ASSETS — 100.0%		$286,433,576

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
8

F/m US Treasury 20 Year Bond ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.63%, 02/15/2046	$8,870,000	$8,933,407
TOTAL U.S. TREASURY SECURITIES (Cost $8,933,407)		8,933,407

TOTAL INVESTMENTS — 99.8% (Cost $8,933,407)		$8,933,407
Other Assets in Excess of Liabilities — 0.2%		14,485
TOTAL NET ASSETS — 100.0%		$8,947,892

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
9

F/m US Treasury 30 Year Bond ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.75%, 02/15/2056	$29,655,000	$30,220,298
TOTAL U.S. TREASURY SECURITIES (Cost $29,900,802)		30,220,298

TOTAL INVESTMENTS — 99.8% (Cost $29,900,802)		$30,220,298
Other Assets in Excess of Liabilities — 0.2%		55,814
TOTAL NET ASSETS — 100.0%		$30,276,112

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
10

F/m US Benchmark Series

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	F/M US TREASURY 3 MONTH BILL FUND	F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
ASSETS:
Investments, at value	$6,410,284,194	$739,089,340	$304,457,327	$415,683,551
Repurchase agreements purchased with proceeds from securities lending collateral, at value	2,825,000,000	250,000,000	125,000,000	150,000,000
Investments purchased with proceeds from securities lending collateral, at value	19,529,415	5,887,777	7,730,560	13,336,239
Receivable for cash held from securities on loan	6,314,585	624,223	365,940	423,761
Interest receivable	2,699	342	118	36,735
Cash and cash equivalents	863,877	124,944	43,332	53,273
Receivable for investments sold	—	—	—	411,838,408
Receivable for fund shares sold	13,461,418	—	—	3,889,992
Security lending income receivable	305,816	29,441	10,074	16,694
Prepaid expenses and other assets	223	—	—	185
Total assets	9,275,762,227	995,756,067	437,607,351	995,278,838

LIABILITIES:
Payable to Adviser	732,760	85,626	34,928	47,180
Payable for investments purchased	13,436,785	—	—	415,759,815
Payable for capital shares redeemed	—	—	—	—
Payable upon return of securities loaned	2,850,844,000	256,512,000	133,096,500	163,760,000
Total liabilities	2,865,013,545	256,597,626	133,131,428	579,566,995
NET ASSETS	$6,410,748,682	$739,158,441	$304,475,923	$415,711,843

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, 0.001 and 0.001 per share)	$128,582	$14,770	$6,070	$8,550
Additional paid-in capital	6,419,741,175	740,766,788	305,150,756	421,401,370
Total accumulated losses	(9,121,075)	(1,623,117)	(680,903)	(5,698,077)
Total net assets	$6,410,748,682	$739,158,441	$304,475,923	$415,711,843
ETF CLASS
Net assets	$6,410,730,198	$739,158,441	$304,475,923	$415,711,843
Capital shares issued and outstanding (100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001, 0.001, 0.001 and 0.001 par value)	128,580,000	14,770,000	6,070,000	8,550,000
Net asset value per share	$49.86	$50.04	$50.16	$48.62

The accompanying notes are an integral part of the financial statements.
11

F/m US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

February 28, 2026 (Unaudited)

	F/M US TREASURY 3 MONTH BILL FUND	F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
Institutional Class
Net assets	$100,177	$—	$—	$—
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	2,009	—	—	—
Net asset value per share	$—	$—	$—	$—

COST:
Investments, at cost	$6,409,386,640	$738,956,482	$304,435,513	$415,683,551
Repurchase agreements, at cost	2,825,000,000	250,000,000	125,000,000	150,000,000
Money market funds, at cost	19,529,415	5,887,777	7,730,560	13,336,239

LOANED SECURITIES:
at value (included in investments)	2,794,648,200	251,461,120	130,480,200	160,533,963

The accompanying notes are an integral part of the financial statements.
12

F/m US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

February 28, 2026 (Unaudited)

	F/m US Treasury 3 Year Note ETF	F/m US Treasury 5 Year Note ETF	F/m US Treasury 7 Year Note ETF	F/m US Treasury 10 Year Note ETF
ASSETS:
Investments, at value	$10,495,511	$33,704,025	$9,819,928	$285,980,394
Interest receivable	14,163	100,220	30,938	450,260
Cash and cash equivalents	1,807	5,743	1,903	35,522
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	—	—	—	—
Security lending income receivable	—	—	—	—
Prepaid expenses and other assets	—	—	—	44
Total assets	10,511,481	33,809,988	9,852,769	286,466,220

LIABILITIES:
Payable to Adviser	1,190	3,849	1,123	32,644
Payable for investments purchased	—	—	—	—
Payable upon return of securities loaned	—	—	—	—
Total liabilities	1,190	3,849	1,123	32,644
NET ASSETS	$10,510,291	$33,806,139	$9,851,646	$286,433,576

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, 0.001 and 0.001 per share)	$210	$680	$200	$6,390
Additional paid-in capital	10,585,088	33,864,671	9,831,235	288,313,373
Total distributable earnings/ (accumulated losses)	(75,007)	(59,212)	20,211	(1,886,187)
Total net assets	$10,510,291	$33,806,139	$9,851,646	$286,433,576

Net assets	$10,510,291	$33,806,139	$9,851,646	$286,433,576
Capital shares issued and outstanding (100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001, 0.001, 0.001 and 0.001 par value)	210,000	680,000	200,000	6,390,000
Net asset value per share	$50.05	$49.71	$49.26	$44.83

COST:
Investments, at cost	$10,476,962	$33,279,104	$9,637,782	$283,892,236

The accompanying notes are an integral part of the financial statements.
13

F/m US Benchmark Series

Statements of Assets and Liabilities (Concluded)

February 28, 2026 (Unaudited)

	F/m US Treasury 20 Year Bond ETF	F/m US Treasury 30 Year Bond ETF
ASSETS:
Investments, at value	$8,933,407	$30,220,298
Interest receivable	15,880	54,480
Cash and cash equivalents	1,894	4,646
Receivable for investments sold	8,948,129	—
Receivable for fund shares sold	—	—
Security lending income receivable	—	—
Prepaid expenses and other assets	—	—
Total assets	17,899,310	30,279,424

LIABILITIES:
Payable to Adviser	1,013	3,312
Payable for investments purchased	8,950,405	—
Payable upon return of securities loaned	—	—
Total liabilities	8,951,418	3,312
NET ASSETS	$8,947,892	$30,276,112

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, 0.001 and 0.001 per share)	$200	$710
Additional paid-in capital	10,684,815	32,241,933
Total accumulated losses	(1,737,123)	(1,966,531)
Total net assets	$8,947,892	$30,276,112

Net assets	$8,947,892	$30,276,112
Capital shares issued and outstanding (100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001, 0.001, 0.001 and 0.001 par value)	200,000	710,000
Net asset value per share	$44.74	$42.64

COST:
Investments, at cost	$8,933,407	$29,900,802

The accompanying notes are an integral part of the financial statements.
14

F/m US Benchmark Series

Statements of Operations

FOR THE six months ended February 28, 2026 (Unaudited)

	F/m US Treasury 3 Month Bill Fund	F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
INVESTMENT INCOME:
Interest income	$117,991,376	$14,401,074	$5,352,508	$6,806,588
Securities lending income	2,209,663	198,146	85,980	72,812
Total investment income	120,201,039	14,599,220	5,438,488	6,879,400

EXPENSES:
Investment advisory fee	4,722,105	587,789	224,066	291,819
Total expenses	4,722,105	587,789	224,066	291,819
NET INVESTMENT INCOME	115,478,934	14,011,431	5,214,422	6,587,581

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(250,533)	(251,614)	242,809	1,424,192
In-kind redemptions	3,591,504	965,402	424,698	(2,588)
Net realized gain (loss)	3,340,971	713,788	667,507	1,421,604
Net change in unrealized appreciation (depreciation) on:
Investments	(240,214)	(55,536)	(135,690)	(5)
Net change in unrealized appreciation (depreciation)	(240,214)	(55,536)	(135,690)	(5)
Net realized and unrealized gain (loss)	3,100,757	658,252	531,817	1,421,599
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,579,691	$14,669,683	$5,746,239	$8,009,180

The accompanying notes are an integral part of the financial statements.
15

F/m US Benchmark Series

Statements of Operations (CONTINUED)

FOR THE six months ended February 28, 2026 (Unaudited)

	F/m US Treasury 3 Year Note ETF	F/m US Treasury 5 Year Note ETF	F/m US Treasury 7 Year Note ETF	F/m US Treasury 10 Year Note ETF
INVESTMENT INCOME:
Interest income	$179,102	$541,827	$164,375	$5,032,041
Securities lending income	—	—	—	30,292
Total investment income	179,102	541,827	164,375	5,062,333

EXPENSES:
Investment advisory fee	7,697	22,443	6,343	184,126
Total expenses	7,697	22,443	6,343	184,126
NET INVESTMENT INCOME	171,405	519,384	158,032	4,878,207

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,369	(156,700)	(54,536)	5,060,093
In-kind redemptions	45,044	(5,998)	—	116,100
Net realized gain (loss)	56,413	(162,698)	(54,536)	5,176,193
Net change in unrealized appreciation (depreciation) on:
Investments	(13,603)	424,921	182,146	971,596
Net change in unrealized appreciation (depreciation)	(13,603)	424,921	182,146	971,596
Net realized and unrealized gain (loss)	42,810	262,223	127,610	6,147,789
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$214,215	$781,607	$285,642	$11,025,996

The accompanying notes are an integral part of the financial statements.
16

F/m US Benchmark Series

Statements of Operations (Concluded)

FOR THE six months ended February 28, 2026 (Unaudited)

	F/m US Treasury 20 Year Bond ETF	F/m US Treasury 30 Year Bond ETF
INVESTMENT INCOME:
Interest income	$210,773	$611,657
Securities lending income	—	—
Total investment income	210,773	611,657

EXPENSES:
Investment advisory fee	6,761	19,445
Total expenses	6,761	19,445
NET INVESTMENT INCOME	204,012	592,212

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	317,785	624,133
In-kind redemptions	29,779	2,280
Net realized gain (loss)	347,564	626,413
Net change in unrealized appreciation (depreciation) on:
Investments	—	469,136
Net change in unrealized appreciation (depreciation)	—	469,136
Net realized and unrealized gain (loss)	347,564	1,095,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$551,576	$1,687,761

The accompanying notes are an integral part of the financial statements.
17

F/m US Treasury 3 Month Bill FUND

Statements of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$115,478,934	$218,883,767
Net realized gain (loss)	3,340,971	3,047,448
Net change in unrealized appreciation (depreciation)	(240,214)	(415,583)
Net increase (decrease) in net assets from operations	118,579,691	221,515,632

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - ETF Class	(136,842,868)	(219,157,772)
From earnings - Institutional Class	(301)	—
Total distributions to shareholders	(136,843,169)	(219,157,772)

CAPITAL TRANSACTIONS:
Shares sold - ETF Class	13,227,476,445	7,025,942,323
Shares redeemed - ETF Class	(12,719,966,22)	(5,211,405,626)
Shares issued from reinvestment of distributions - Institutional Class	301	—
Shares redeemed - Institutional Class	100,000	—
Net increase (decrease) in net assets from capital transactions	507,610,517	1,814,536,697
NET INCREASE (DECREASE) IN NET ASSETS	489,347,039	1,816,894,557

NET ASSETS:
Beginning of the period	$5,921,401,643	$4,104,507,086
End of the period	$6,410,748,682	$5,921,401,643

SHARES TRANSACTIONS
Shares sold - ETF Class	264,650,000	140,600,000
Shares redeemed - ETF Class	(254,470,000)	(104,230,000)
Shares sold - Institutional Class	2,003	—
Shares issued from reinvestment of distributions - Institutional Class	6	—
Total increase (decrease) in shares outstanding	10,182,009	36,370,000

The accompanying notes are an integral part of the financial statements.
18

F/m US Treasury 6 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$14,011,431	$29,565,246
Net realized gain (loss)	713,788	674,795
Net change in unrealized appreciation (depreciation)	(55,536)	135,914
Net increase (decrease) in net assets from operations	14,669,683	30,375,955

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,838,662)	(29,601,073)
Total distributions to shareholders	(16,838,662)	(29,601,073)

CAPITAL TRANSACTIONS:
Shares sold	1,590,069,533	921,693,203
Shares redeemed	(1,656,787,950)	(712,916,073)
Net increase (decrease) in net assets from capital transactions	(66,718,417)	208,777,130
NET INCREASE (DECREASE) IN NET ASSETS	(68,887,396)	209,552,012

NET ASSETS:
Beginning of the period	$808,045,837	$598,493,825
End of the period	$739,158,441	$808,045,837

SHARES TRANSACTIONS
Shares sold	—	18,380,000
Shares redeemed	14,770,000	(14,210,000)
Total increase (decrease) in shares outstanding	14,770,000	4,170,000

The accompanying notes are an integral part of the financial statements.
19

F/m US Treasury 12 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$5,214,422	$10,999,571
Net realized gain (loss)	667,507	464,323
Net change in unrealized appreciation (depreciation)	(135,690)	60,017
Net increase (decrease) in net assets from operations	5,746,239	11,523,911

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,134,649)	(11,010,251)
Total distributions to shareholders	(6,134,649)	(11,010,251)

CAPITAL TRANSACTIONS:
Shares sold	321,115,209	631,897,943
Shares redeemed	(298,027,175)	(587,732,886)
Net increase (decrease) in net assets from capital transactions	23,088,034	44,165,057
NET INCREASE (DECREASE) IN NET ASSETS	22,699,624	44,678,717

NET ASSETS:
Beginning of the period	$281,776,299	$237,097,582
End of the period	$304,475,923	$281,776,299

SHARES TRANSACTIONS
Shares sold	6,070,000	12,610,000
Shares redeemed	—	(11,730,000)
Total increase (decrease) in shares outstanding	6,070,000	880,000

The accompanying notes are an integral part of the financial statements.
20

F/m US Treasury 2 Year Note ETF

Statements of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$6,587,581	$15,444,242
Net realized gain (loss)	1,421,604	2,819,340
Net change in unrealized appreciation (depreciation)	(5)	(3,182,883)
Net increase (decrease) in net assets from operations	8,009,180	15,080,699

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,740,244)	(15,833,836)
From return of capital	—	—
Total distributions to shareholders	(7,740,244)	(15,833,836)

CAPITAL TRANSACTIONS:
Shares sold	54,910,509	87,275,224
Shares redeemed	(16,032,603)	(162,431,255)
Net increase (decrease) in net assets from capital transactions	38,877,906	(75,156,031)
NET INCREASE (DECREASE) IN NET ASSETS	39,146,842	(75,909,168)

NET ASSETS:
Beginning of the period	$376,565,001	$452,474,166
End of the period	$415,711,843	$376,564,998

SHARES TRANSACTIONS
Shares sold	8,550,000	1,800,000
Shares redeemed	—	(3,370,000)
Total increase (decrease) in shares outstanding	8,550,000	(1,570,000)

The accompanying notes are an integral part of the financial statements.
21

F/m US Treasury 3 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$171,405	$327,434
Net realized gain (loss)	56,413	12,889
Net change in unrealized appreciation (depreciation)	(13,603)	39,018
Net increase (decrease) in net assets from operations	214,215	379,341

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(199,943)	(324,357)
Total distributions to shareholders	(199,943)	(324,357)

CAPITAL TRANSACTIONS:
Shares sold	12,478,963	13,841,609
Shares redeemed	(11,471,326)	(11,862,756)
Net increase (decrease) in net assets from capital transactions	1,007,637	1,978,853
NET INCREASE (DECREASE) IN NET ASSETS	1,021,909	2,033,837

NET ASSETS:
Beginning of the period	$9,488,382	$7,454,545
End of the period	$10,510,291	$9,488,382

SHARES TRANSACTIONS
Shares sold	250,000	280,000
Shares redeemed	(230,000)	(240,000)
Total increase (decrease) in shares outstanding	20,000	40,000

The accompanying notes are an integral part of the financial statements.
22

F/m US Treasury 5 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$519,384	$1,543,443
Net realized gain (loss)	(162,698)	436,607
Net change in unrealized appreciation (depreciation)	424,921	47,092
Net increase (decrease) in net assets from operations	781,607	2,027,142

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(608,443)	(1,550,640)
Total distributions to shareholders	(608,443)	(1,550,640)

CAPITAL TRANSACTIONS:
Shares sold	9,863,403	127,463,867
Shares redeemed	(6,396,473)	(121,982,766)
Net increase (decrease) in net assets from capital transactions	3,466,930	5,481,101
NET INCREASE (DECREASE) IN NET ASSETS	3,640,094	5,957,603

NET ASSETS:
Beginning of the period	$30,166,045	$24,208,442
End of the period	$33,806,139	$30,166,045

SHARES TRANSACTIONS
Shares sold	200,000	2,600,000
Shares redeemed	(130,000)	(2,480,000)
Total increase (decrease) in shares outstanding	70,000	120,000

The accompanying notes are an integral part of the financial statements.
23

F/m US Treasury 7 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$158,032	$237,839
Net realized gain (loss)	(54,536)	(21,645)
Net change in unrealized appreciation (depreciation)	182,146	14,903
Net increase (decrease) in net assets from operations	285,642	231,097

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(181,119)	(233,511)
Total distributions to shareholders	(181,119)	(233,511)

CAPITAL TRANSACTIONS:
Shares sold	2,441,163	8,328,684
Shares redeemed	—	(6,412,004)
Net increase (decrease) in net assets from capital transactions	2,441,163	1,916,680
NET INCREASE (DECREASE) IN NET ASSETS	2,545,686	1,914,266

NET ASSETS:
Beginning of the period	$7,305,960	$5,391,694
End of the period	$9,851,646	$7,305,960

SHARES TRANSACTIONS
Shares sold	50,000	170,000
Shares redeemed	—	(130,000)
Total increase (decrease) in shares outstanding	50,000	40,000

The accompanying notes are an integral part of the financial statements.
24

F/m US Treasury 10 Year Note ETF

Statements of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$4,878,207	$7,181,875
Net realized gain (loss)	5,176,193	(4,635,172)
Net change in unrealized appreciation (depreciation)	971,596	2,008,162
Net increase (decrease) in net assets from operations	11,025,996	4,554,865

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,660,263)	(7,176,267)
Total distributions to shareholders	(5,660,263)	(7,176,267)

CAPITAL TRANSACTIONS:
Shares sold	84,837,172	116,105,828
Shares redeemed	(26,147,677)	(48,080,804)
Net increase (decrease) in net assets from capital transactions	58,689,495	68,025,024
NET INCREASE (DECREASE) IN NET ASSETS	64,055,228	65,403,622

NET ASSETS:
Beginning of the period	$222,378,348	$156,974,726
End of the period	$286,433,576	$222,378,348

SHARES TRANSACTIONS
Shares sold	6,550,000	2,670,000
Shares redeemed	(160,000)	(1,100,000)
Total increase (decrease) in shares outstanding	6,390,000	1,570,000

The accompanying notes are an integral part of the financial statements.
25

F/m US Treasury 20 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$204,012	$724,102
Net realized gain (loss)	347,564	(1,634,361)
Net change in unrealized appreciation (depreciation)	—	215,613
Net increase (decrease) in net assets from operations	551,576	(694,646)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(241,524)	(724,102)
From return of capital	—	(53,451)
Total distributions to shareholders	(241,524)	(777,553)

CAPITAL TRANSACTIONS:
Shares sold	438,074	23,969,122
Shares redeemed	(1,326,387)	(39,220,340)
Net increase (decrease) in net assets from capital transactions	(888,313)	(15,251,218)
NET INCREASE (DECREASE) IN NET ASSETS	(578,261)	(16,723,417)

NET ASSETS:
Beginning of the period	$9,526,153	$26,249,570
End of the period	$8,947,892	$9,526,153

SHARES TRANSACTIONS
Shares sold	200,000	520,000
Shares redeemed	—	(860,000)
Total increase (decrease) in shares outstanding	200,000	(340,000)

The accompanying notes are an integral part of the financial statements.
26

F/m US Treasury 30 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE Six Months ENDED February 28, 2026 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$592,212	$796,081
Net realized gain (loss)	626,413	(2,037,800)
Net change in unrealized appreciation (depreciation)	469,136	20,140
Net increase (decrease) in net assets from operations	1,687,761	(1,221,579)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(678,161)	(785,822)
Total distributions to shareholders	(678,161)	(785,822)

CAPITAL TRANSACTIONS:
Shares sold	9,672,691	7,434,926
Shares redeemed	(1,682,352)	(2,106,020)
Net increase (decrease) in net assets from capital transactions	7,990,339	5,328,906
NET INCREASE (DECREASE) IN NET ASSETS	8,999,939	3,321,505

NET ASSETS:
Beginning of the period	$21,276,173	$17,954,668
End of the period	$30,276,112	$21,276,173

SHARES TRANSACTIONS
Shares sold	710,000	180,000
Shares redeemed	—	(50,000)
Total increase (decrease) in shares outstanding	710,000	130,000

The accompanying notes are an integral part of the financial statements.
27

F/m US Treasury 3 Month Bill fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	ETF class shares
	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.01	$50.04	$50.06	$49.80	$49.75
INVESTMENT OPERATIONS:
Net investment income(b)	0.90	2.14	2.61	2.49	0.09
Net realized and unrealized gain (loss) on investments(c)	0.05	0.03	— (d)	(0.29)	(0.04)
Total from investment operations	0.95	2.17	2.61	2.20	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)	(2.20)	(2.63)	(1.94)	—
Total distributions	(1.10)	(2.20)	(2.63)	(1.94)	—
ETF transaction fees per share	0.00 (d)	0.00 (d)	—	—	—
Net asset value, end of period	$49.86	$50.01	$50.04	$50.06	$49.80
TOTAL RETURN(e)(g)	1.92%	4.46%	5.37%	4.50%	0.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,410,630	$5,921,402	$4,104,507	$1,776,583	$38,844
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.65%	4.29%	5.21%	4.98%	2.61%
Portfolio turnover rate(e)	0%	0%	0%	0%	0%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
28

F/m US Treasury 3 Month Bill fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class Shares
For the Six Months Ended February 28, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$49.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	0.02
Total from investment operations	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$49.86
TOTAL RETURN(d)(g)	0.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100
Ratio of expenses to average net assets(e)	0.15%
Ratio of net investment income (loss) to average net assets(e)	4.54%
Portfolio turnover rate(d)	0%

(a)	Inception date of the Fund was February 11, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(g)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
29

F/m US Treasury 6 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.19	$50.17	$50.13	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.94	2.11	2.58	1.28
Net realized and unrealized gain (loss) on investments(c)	—	0.06	0.09	(0.12)
Total from investment operations	0.94	2.17	2.67	1.16
LESS DISTRIBUTIONS FROM:
Net investment income	(1.09)	(2.15)	(2.63)	(1.03)
Total distributions	(1.09)	(2.15)	(2.63)	(1.03)
ETF transaction fees per share	—	0.00 (d)	—	—
Net asset value, end of period	$50.04	$50.19	$50.17	$50.13
TOTAL RETURN(e)(h)	1.91%	4.44%	5.48%	2.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$739,158	$808,046	$598,494	$311,318
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.58%	4.20%	5.14%	5.26%
Portfolio turnover rate(e)(g)	0%	0%	0%	0%

(a)	Inception date of the Fund was March 6, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
30

F/m US Treasury 12 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE Period ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.23	$50.13	$49.91	$50.07
INVESTMENT OPERATIONS:
Net investment income(b)	0.86	2.00	2.47	1.96
Net realized and unrealized gain (loss) on investments(c)	0.11	0.14	0.25	(0.48)
Total from investment operations	0.97	2.14	2.72	1.48
LESS DISTRIBUTIONS FROM:
Net investment income	(1.04)	(2.04)	(2.50)	(1.64)
Total distributions	(1.04)	(2.04)	(2.50)	(1.64)
ETF transaction fees per share	—	0.00 (d)	—	—
Net asset value, end of period	$50.16	$50.23	$50.13	$49.91
TOTAL RETURN(e)(h)	1.96%	4.38%	5.58%	3.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$304,476	$281,776	$237,098	$126,282
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.49%	3.99%	4.94%	4.93%
Portfolio turnover rate(e)(g)	0%	0%	0%	0%

(a)	Inception date of the Fund was November 14, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
31

F/m US Treasury 2 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.59	$48.55	$48.16	$49.74	$49.84
INVESTMENT OPERATIONS:
Net investment income(b)	0.78	1.83	2.16	2.02	0.11
Net realized and unrealized gain (loss) on investments(c)	0.21	0.07	0.43	(1.84)	(0.21)
Total from investment operations	0.99	1.90	2.59	0.18	(0.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.96)	(1.86)	(2.20)	(1.76)	—
Total distributions	(0.96)	(1.86)	(2.20)	(1.76)	—
ETF transaction fees per share	—	0.00 (d)	—	—	—
Net asset value, end of period	$48.62	$48.59	$48.55	$48.16	$49.74
TOTAL RETURN(e)(h)	2.06%	4.00%	5.54%	0.38%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$415,712	$376,565	$452,474	$305,342	$17,907
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.39%	3.78%	4.49%	4.15%	3.54%
Portfolio turnover rate(e)(g)	603%	1,301%	1091%	1048%	100%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
32

F/m US Treasury 3 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.94	$49.70	$49.02	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.82	1.86	2.01	0.82
Net realized and unrealized gain (loss) on investments(c)	0.26	0.24	0.76	(1.15)
Total from investment operations	1.08	2.10	2.77	(0.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.97)	(1.87)	(2.09)	(0.65)
Total distributions	(0.97)	(1.87)	(2.09)	(0.65)
ETF transaction fees per share	—	0.01	—	—
Net asset value, end of period	$50.05	$49.94	$49.70	$49.02
TOTAL RETURN(d)(g)	2.20%	4.36%	5.82%	(0.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,510	$9,488	$7,455	$1,471
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.34%	3.76%	4.09%	3.86%
Portfolio turnover rate(d)(f)	507%	1,086%	905%	422%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
33

F/m US Treasury 5 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.45	$49.40	$48.58	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.76	1.86	1.98	0.79
Net realized and unrealized gain (loss) on investments(c)	0.48	0.06	0.86	(1.63)
Total from investment operations	1.24	1.92	2.84	(0.84)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.98)	(1.87)	(2.02)	(0.58)
Total distributions	(0.98)	(1.87)	(2.02)	(0.58)
ETF transaction fees per share	—	0.00 (d)	—	—
Net asset value, end of period	$49.71	$49.45	$49.40	$48.58
TOTAL RETURN(e)(h)	2.55%	4.00%	6.06%	(1.69)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,806	$30,166	$24,208	$4,372
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.47%	3.82%	4.09%	3.77%
Portfolio turnover rate(e)(g)	492%	1,037%	1036%	548%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
34

F/m US Treasury 7 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.71	$49.02	$48.14	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.79	1.86	1.97	0.75
Net realized and unrealized gain (loss) on investments(c)	0.80	(0.30)	0.90	(2.03)
Total from investment operations	1.59	1.56	2.87	(1.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.04)	(1.88)	(1.99)	(0.58)
Total distributions	(1.04)	(1.88)	(1.99)	(0.58)
ETF transaction fees per share	—	0.01	—	—
Net asset value, end of period	$49.26	$48.71	$49.02	$48.14
TOTAL RETURN(d)(g)	3.31%	3.34%	6.15%	(2.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,852	$7,306	$5,392	$963
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.74%	3.88%	4.11%	3.55%
Portfolio turnover rate(d)(f)	499%	1,122%	1064%	497%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
35

F/m US Treasury 10 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$43.95	$44.98	$44.52	$48.41	$49.91
INVESTMENT OPERATIONS:
Net investment income(b)	0.76	1.79	1.79	1.55	0.09
Net realized and unrealized gain (loss) on investments(c)	1.13	(1.02)	0.42	(3.88)	(1.59)
Total from investment operations	1.89	0.77	2.21	(2.33)	(1.50)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.01)	(1.80)	(1.75)	(1.56)	—
Total distributions	(1.01)	(1.80)	(1.75)	(1.56)	—
ETF transaction fees per share	—	0.00 (d)	—	—	—
Net asset value, end of period	$44.83	$43.95	$44.98	$44.52	$48.41
TOTAL RETURN(e)(h)	4.35%	1.81%	5.15%	(4.87)%	(3.00)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$286,434	$222,378	$156,975	$56,094	$20,334
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.97%	4.10%	4.08%	3.40%	2.77%
Portfolio turnover rate(e)(g)	217%	402%	317%	289%	97%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
36

F/m US Treasury 20 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$43.30	$46.87	$46.86	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.02	2.01	2.00	0.81
Net realized and unrealized gain (loss) on investments(c)	1.59	(3.61)	(0.01)	(3.34)
Total from investment operations	2.61	(1.60)	1.99	(2.53)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.17)	(1.83)	(1.98)	(0.61)
Return of capital	—	(0.15)	—	—
Total distributions	(1.17)	(1.98)	(1.98)	(0.61)
ETF transaction fees per share	—	0.01	—	—
Net asset value, end of period	$44.74	$43.30	$46.87	$46.86
TOTAL RETURN(d)(g)	6.10%	(3.45)%	4.47%	(5.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,948	$9,526	$26,250	$1,874
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	4.53%	4.49%	4.38%	3.87%
Portfolio turnover rate(d)(f)	192%	353%	344%	219%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
37

F/m US Treasury 30 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2026 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$40.92	$46.04	$46.37	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.85	1.90	1.89	0.77
Net realized and unrealized gain (loss) on investments(c)	1.96	(5.14)	(0.34)	(3.83)
Total from investment operations	2.81	(3.24)	1.55	(3.06)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.09)	(1.89)	(1.88)	(0.57)
Total distributions	(1.09)	(1.89)	(1.88)	(0.57)
ETF transaction fees per share	—	0.01	—	—
Net asset value, end of period	$42.64	$40.92	$46.04	$46.37
TOTAL RETURN(d)(g)	6.97%	(7.16)%	3.59%	(6.17)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,276	$21,276	$17,955	$2,782
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	4.57%	4.46%	4.25%	3.72%
Portfolio turnover rate(d)(f)	217%	390%	286%	180%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
38

F/m US Benchmark Series

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the F/m US Treasury 3 Month Bill Fund (effective February 11, 2026, the Fund was renamed from the F/m US Treasury 3 Month Bill ETF to the F/m US Treasury 3 Month Bill Fund), the F/m US Treasury 6 Month Bill ETF, the F/m US Treasury 12 Month Bill ETF, the F/m US Treasury 2 Year Note ETF, the F/m US Treasury 3 Year Note ETF, the F/m US Treasury 5 Year Note ETF, the F/m US Treasury 7 Year Note ETF, the F/m US Treasury 10 Year Note ETF, the F/m US Treasury 20 Year Bond ETF, and the F/m US Treasury 30 Year Bond ETF (each a “Fund” and together the “Funds” or “F/m US Benchmark Series”).

Effective February 11, 2026, the F/m US Treasury 3 Month Bill Fund, began offering Institutional Class Shares (a conventional mutual fund share class) in addition to an exchange-traded share class (the “ETF Class Shares”).

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield of each Fund’s corresponding benchmark Index:

FUND	BENCHMARK INDEX
F/m US Treasury 3 Month Bill Fund	Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index
F/m US Treasury 6 Month Bill ETF	Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index
F/m US Treasury 12 Month Bill ETF	Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index
F/m US Treasury 2 Year Note ETF	Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index
F/m US Treasury 3 Year Note ETF	Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index
F/m US Treasury 5 Year Note ETF	Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index
F/m US Treasury 7 Year Note ETF	Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index
F/m US Treasury 10 Year Note ETF	Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index
F/m US Treasury 20 Year Bond ETF	Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index
F/m US Treasury 30 Year Bond ETF	Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open (with the exception of the F/m US Treasury 3 Month Bill Fund that is priced twice daily at 1:00 p.m. Eastern Time and 4:00 p.m. Eastern Time.) Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s board of directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

39

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

F/m US TREASURY 3 MONTH BILL Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Bills	$—	$6,410,284,194	$—	$6,410,284,194
Money Market Funds Purchased with Proceeds from Securities Lending	19,529,415	—	—	19,529,415
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	2,825,000,000	—	2,850,000,000
Total Investments	$19,529,415	$9,235,284,194	$—	$9,254,813,609

F/m US TREASURY 6 MONTH BILL ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Bills	$—	$739,089,340	$—	$739,089,340
Money Market Funds Purchased with Proceeds from Securities Lending	5,887,777	—	—	5,887,777
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	250,000,000	—	250,000,000
Total Investments	$5,887,777	$989,089,340	$—	$994,977,117

40

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

F/m US TREASURY 12 MONTH BILL ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Bills	$—	$304,457,327	$—	$304,457,327
Money Market Funds Purchased with Proceeds from Securities Lending	7,730,560	—	—	7,730,560
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	125,000,000	—	125,000,000
Total Investments	$7,730,560	$429,457,327	$—	$437,187,887

F/m US TREASURY 2 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$415,683,551	$—	$415,683,551
Money Market Funds Purchased with Proceeds from Securities Lending	13,336,239	—	—	13,336,239
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	150,000,000	—	150,000,000
Total Investments	$13,336,239	$565,683,551	$—	$579,019,790

F/m US TREASURY 3 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$10,495,511	$—	$10,495,511
Total Investments	$—	$10,495,511	$—	$10,495,511

F/m US TREASURY 5 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$33,704,025	$—	$33,704,025
Total Investments	$—	$33,704,025	$—	$33,704,025

F/m US TREASURY 7 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$9,819,928	$—	$9,819,928
Total Investments	$—	$9,819,928	$—	$9,819,928

41

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

F/m US TREASURY 10 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$285,980,394	$—	$285,980,394
Total Investments	$—	$285,980,394	$—	$285,980,394

F/m US TREASURY 20 YEAR BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$8,933,407	$—	$8,933,407
Total Investments	$—	$8,933,407	$—	$8,933,407

F/m US TREASURY 30 YEAR BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$30,220,298	$—	$30,220,298
Total Investments	$—	$30,220,298	$—	$30,220,298

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. The F/m US Treasury 3 Month Bill Fund’s investment

42

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

income, expenses and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody fees, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

CASH AND CASH EQUIVALENTS — The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Inflation-Protected Securities — Each Fund may invest in inflation-protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies — Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The U.S. Securities and Exchange Commission (the “SEC”) has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of funds arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

43

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

U.S. Government Securities — Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities — Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the

44

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
F/m US Treasury 3 Month Bill Fund	$—	$—
F/m US Treasury 6 Month Bill ETF	—	—
F/m US Treasury 12 Month Bill ETF	—	—
F/m US Treasury 2 Year Note ETF	2,373,341,753	2,373,226,600
F/m US Treasury 3 Year Note ETF	61,388,149	51,958,172
F/m US Treasury 5 Year Note ETF	150,303,101	150,391,145
F/m US Treasury 7 Year Note ETF	42,337,588	42,361,899
F/m US Treasury 10 Year Note ETF	537,421,222	537,789,540
F/m US Treasury 20 Year Bond ETF	17,371,839	17,369,001
F/m US Treasury 30 Year Bond ETF	56,493,560	56,529,718

45

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT IN-KIND PURCHASES	U.S. GOVERNMENT IN-KIND SALES
F/m US Treasury 3 Month Bill Fund	$—	$—
F/m US Treasury 6 Month Bill ETF	—	—
F/m US Treasury 12 Month Bill ETF	—	—
F/m US Treasury 2 Year Note ETF	54,782,632	15,991,526
F/m US Treasury 3 Year Note ETF	2,987,652	11,438,229
F/m US Treasury 5 Year Note ETF	9,833,079	6,374,861
F/m US Treasury 7 Year Note ETF	2,438,043	—
F/m US Treasury 10 Year Note ETF	84,212,803	25,974,508
F/m US Treasury 20 Year Bond ETF	436,865	1,315,298
F/m US Treasury 30 Year Bond ETF	9,615,534	1,684,629

4. ETF SHARE TRANSACTIONS

ETF shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund, other than the F/m US Treasury 3 Month Bill Fund, currently offers one class of shares. The shares of each Fund, and the ETF Class Shares of the F/m US Treasury 3 Month Bill Fund, have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

46

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

As of August 31, 2025, the close of the Funds’ fiscal year, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
F/m US Treasury 3 Month Bill Fund	$5,921,007,712	$1,145,231	$(7,463)	$1,137,768
F/m US Treasury 6 Month Bill ETF	807,946,118	189,379	(985)	188,394
F/m US Treasury 12 Month Bill ETF	281,649,891	157,516	(12)	157,504
F/m US Treasury 2 Year Note ETF	375,358,293	5	—	5
F/m US Treasury 3 Year Note ETF	9,441,413	32,152	—	32,152
F/m US Treasury 5 Year Note ETF	30,071,641	—	—	—
F/m US Treasury 7 Year Note ETF	7,278,613	—	—	—
F/m US Treasury 10 Year Note ETF	220,853,401	1,116,562	—	1,116,562
F/m US Treasury 20 Year Bond ETF	9,461,443	—	—	—
F/m US Treasury 30 Year Bond ETF	21,379,850	—	(149,666)	(149,666)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2025, the close of the Funds’ fiscal year, there were permanent differences related to redemptions in-kind and return of capital distributions paid between distributable earnings/(loss) and paid-in capital, respectively for the following funds:

FUND	Distributable Earnings/(Loss)	Paid-In-Capital
F/m US Treasury 3 Month Bill Fund	$(3,249,171)	$3,249,171
F/m US Treasury 6 Month Bill ETF	(909,292)	909,292
F/m US Treasury 12 Month Bill ETF	(637,218)	637,218
F/m US Treasury 2 Year Note ETF	180,731	(180,731)
F/m US Treasury 3 Year Note ETF	(40,725)	40,725
F/m US Treasury 5 Year Note ETF	(670,096)	670,096
F/m US Treasury 7 Year Note ETF	(39,971)	39,971
F/m US Treasury 10 Year Note ETF	(281,676)	281,676
F/m US Treasury 20 Year Bond ETF	275,509	(275,509)
F/m US Treasury 30 Year Bond ETF	47,646	(47,646)

47

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

As of August 31, 2025, the close of the Funds’ fiscal year, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	Net UNREALIZED APPRECIATION/ (DEPRECIATION)	Capital loss carryover	Qualified late- year loss
F/m US Treasury 3 Month Bill Fund	$9,776,649	$—	$1,137,768	(1,772,014)	$—
F/m US Treasury 6 Month Bill ETF	970,598	—	188,394	(613,130)	—
F/m US Treasury 12 Month Bill ETF	463,287	—	157,504	(913,284)	—
F/m US Treasury 2 Year Note ETF	432,250	—	5	(6,399,271)	—
F/m US Treasury 3 Year Note ETF	10,666	—	32,152	(132,097)	—
F/m US Treasury 5 Year Note ETF	26,063	—	—	(258,439)	—
F/m US Treasury 7 Year Note ETF	18,065	—	—	(102,397)	—
F/m US Treasury 10 Year Note ETF	369,988	—	1,116,562	(8,738,470)	—
F/m US Treasury 20 Year Bond ETF	—	—	—	(2,047,175)	—
F/m US Treasury 30 Year Bond ETF	18,005	—	(149,666)	(2,844,470)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax characters of dividends and distributions paid during the fiscal year ended August 31, 2025, the close of the Funds’ fiscal year, was as follows:

FUND	YEARS ENDED	Ordinary Income	Long-Term Capital Gains	RETURN OF Capital
F/m US Treasury 3 Month Bill Fund	August 31, 2025	$219,157,772	$—	$—
F/m US Treasury 6 Month Bill ETF	August 31, 2025	29,601,073	—	—
F/m US Treasury 12 Month Bill ETF	August 31, 2025	11,010,251	—	—
F/m US Treasury 2 Year Note ETF	August 31, 2025	15,833,836	—	—
F/m US Treasury 3 Year Note ETF	August 31, 2025	324,357	—	—
F/m US Treasury 5 Year Note ETF	August 31, 2025	1,550,640	—	—
F/m US Treasury 7 Year Note ETF	August 31, 2025	233,511	—	—
F/m US Treasury 10 Year Note ETF	August 31, 2025	7,176,267	—	—
F/m US Treasury 20 Year Bond ETF	August 31, 2025	724,102	—	53,451
F/m US Treasury 30 Year Bond ETF	August 31, 2025	785,822	—	—

The Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the F/m US Treasury 3 Month Bill Fund had unexpiring short-term losses of $1,772,014, the F/m US Treasury 6 Month Bill ETF had unexpiring short-term losses of $613,131, the F/m US Treasury 12 Month Bill ETF had unexpiring short-term losses of $913,284, the F/m US Treasury 2 Year Note ETF had unexpiring short-term losses of $6,399,271, the F/m US Treasury 3 Year Note ETF had unexpiring short-term losses of $132,097, the F/m US Treasury 5 Year Note ETF had unexpiring short-term losses of $258,439, the F/m US Treasury 7 Year Note ETF had unexpiring short-term losses of $102,397, the F/m US Treasury 10 Year Note ETF had unexpiring short-term losses of $8,738,470, the F/m US Treasury 20 Year Bond ETF had unexpiring short-term losses of $2,047,175, and the F/m US Treasury 30 Year Bond ETF had unexpiring short-term losses of $2,844,470. During the tax year ended August 31, 2025, the following Funds utilized capital loss carryforwards:

FUND	Capital Loss Carryforward Used
F/m US Treasury 2 Year Note ETF	$3,000,071

48

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is either held as cash or invested in short-term investments and the Funds bear the risk of loss of the invested collateral. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	$2,794,648,200	$2,850,844,000	$2,209,663
F/m US Treasury 6 Month Bill ETF	251,461,120	256,512,000	198,146
F/m US Treasury 12 Month Bill ETF	130,480,200	133,096,500	85,980
F/m US Treasury 2 Year Note ETF	160,533,963	163,760,000	72,812
F/m US Treasury 10 Year Note ETF	—	—	30,292

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Cash received as securities lending collateral is not reflected in this table.

	Remaining Contractual Maturity of the Agreements As of February 28, 2026
Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
F/m US Treasury 3 Month Bill Fund - ETF Class Shares
Government Money Market	$19,529,415	$—	$—	$—	$19,529,415
Repurchase Agreements	—	500,000,000	2,325,000,000	—	2,825,000,000
Total Borrowings	$19,529,415	$500,000,000	$2,325,000,000	$—	$2,844,529,415
Gross amount of recognized liabilities for securities lending transactions					$2,844,529,415
F/m US Treasury 6 Month Bill ETF
Government Money Market	$5,887,777	$—	$—	$—	$5,887,777
Repurchase Agreements	—	—	250,000,000	—	250,000,000
Total Borrowings	$5,887,777	$—	$250,000,000	$—	$255,887,777
Gross amount of recognized liabilities for securities lending transactions					$255,887,777

49

F/m US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of February 28, 2026
Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
F/m US Treasury 12 Month Bill ETF
Government Money Market	$7,730,560	$—	$—	$—	$7,730,560
Repurchase Agreements	—	—	125,000,000	—	125,000,000
Total Borrowings	$7,730,560	$—	$125,000,000	$—	$132,730,560
Gross amount of recognized liabilities for securities lending transactions					$132,730,560
F/m US Treasury 2 Year Note ETF
Government Money Market	$13,336,239	$—	$—	$—	$13,336,239
Repurchase Agreements	—	—	150,000,000	—	150,000,000
Total Borrowings	$13,336,239	$—	$150,000,000	$—	$163,336,239
Gross amount of recognized liabilities for securities lending transactions					$163,336,239

(1)	Amounts represent the payable for cash collateral received on securities on loan. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	$2,794,648,200	$—	$2,794,648,200	$(2,794,648,200)	$—	$—
F/m US Treasury 6 Month Bill ETF	251,461,120	—	251,461,120	(251,461,120)	—	—
F/m US Treasury 12 Month Bill ETF	130,480,200	—	130,480,200	(130,480,200)	—	—
F/m US Treasury 2 Year Note ETF	160,533,963	—	160,533,963	(160,533,963)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

50

F/m US Benchmark Series

Notes to Financial Statements (CONCLUDED)

February 28, 2026 (Unaudited)

7. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to February 28, 2026, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m US Treasury 3 Month Bill Fund	3/30/2026	3/30/2026	3/31/2026	$0.14721389
F/m US Treasury 6 Month Bill ETF	3/30/2026	3/30/2026	3/31/2026	$0.14597677
F/m US Treasury 12 Month Bill ETF	3/30/2026	3/30/2026	3/31/2026	$0.14256854
F/m US Treasury 2 Year Note ETF	3/30/2026	3/30/2026	3/31/2026	$0.13015111
F/m US Treasury 3 Year Note ETF	3/30/2026	3/30/2026	3/31/2026	$0.13803000
F/m US Treasury 5 Year Note ETF	3/30/2026	3/30/2026	3/31/2026	$0.13736912
F/m US Treasury 7 Year Note ETF	3/30/2026	3/30/2026	3/31/2026	$0.14507500
F/m US Treasury 10 Year Note ETF	3/30/2026	3/30/2026	3/31/2026	$0.14343623
F/m US Treasury 20 Year Bond ETF	3/30/2026	3/30/2026	3/31/2026	$0.15843000
F/m US Treasury 30 Year Bond ETF	3/30/2026	3/30/2026	3/31/2026	$0.15541972

51

F/m US BENCHMARK SERIES

Notice to Shareholders

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange (excluding the mutual fund share class of the F/m US Treasury 3 Month Bill Fund) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund is available, without charge, on the Funds’ website at https://www.fminvest.com/etfs.

52

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Financial Statements
February 28, 2026
(Unaudited)

F/m 2-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTWO)

F/m 3-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTRE)

F/m 10-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTEN)

F/m Opportunistic Income ETF | (Nasdaq: ZHOG)

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | (Nasdaq: RBIL)

F/m High Yield 100 ETF | (Nasdaq: ZTOP)

F/m Ultrashort Tax-Free Municipal ETF | (Nasdaq: ZMUN)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 98.7%
Communications — 3.7%
Alphabet, Inc., 0.80%, 08/15/2027	$44,000	$42,336
AT&T, Inc., 1.65%, 02/01/2028	44,000	42,188
Booking Holdings, Inc., 3.55%, 03/15/2028	42,000	41,725
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028	42,000	41,950
Comcast Corp., 3.55%, 05/01/2028	42,000	41,786
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	42,000	41,641
Expedia Group, Inc., 3.80%, 02/15/2028	42,000	41,794
Frontier Communications Holdings LLC, 5.00%, 05/01/2028 (a)	42,000	42,043
Meta Platforms, Inc., 4.60%, 05/15/2028	42,000	42,832
Netflix, Inc., 4.88%, 04/15/2028	42,000	42,933
Paramount Global, 3.70%, 06/01/2028	43,000	41,719
TELUS Corp., 3.70%, 09/15/2027	42,000	41,761
T-Mobile USA, Inc., 4.80%, 07/15/2028	42,000	42,823
Verizon Communications, Inc., 2.10%, 03/22/2028	44,000	42,489
Vodafone Group PLC, 4.38%, 05/30/2028	42,000	42,651
Walt Disney Co., 2.20%, 01/13/2028	44,000	42,944
		675,615
Consumer Discretionary — 8.5%
Amazon.com, Inc., 4.55%, 12/01/2027	40,000	40,620
Automatic Data Processing, Inc., 1.70%, 05/15/2028	44,000	42,149
AutoNation, Inc., 1.95%, 08/01/2028	44,000	41,890
AutoZone, Inc., 4.50%, 02/01/2028	43,000	43,445
Block Financial LLC, 2.50%, 07/15/2028	44,000	41,940
BMW US Capital LLC, 4.15%, 08/11/2027 (a)	42,000	42,188
Carnival Corp., 4.00%, 08/01/2028 (a)	42,000	41,670
Cintas Corp. No 2, 4.20%, 05/01/2028	41,000	41,359

Darden Restaurants, Inc., 4.35%, 10/15/2027	$42,000	$42,227
Delta Air Lines, Inc., 4.95%, 07/10/2028	42,000	42,692
DR Horton, Inc., 1.40%, 10/15/2027	44,000	42,352
eBay, Inc., 5.95%, 11/22/2027	43,000	44,395
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)	41,000	41,620
General Motors Co., 5.35%, 04/15/2028	40,000	40,986
Hasbro, Inc., 3.50%, 09/15/2027	41,000	40,716
Home Depot, Inc., 0.90%, 03/15/2028	46,000	43,580
Honda Motor Co. Ltd., 4.44%, 07/08/2028	42,000	42,475
Hyatt Hotels Corp., 5.05%, 03/30/2028	42,000	42,839
Hyundai Capital America, 4.90%, 06/23/2028 (a)	42,000	42,755
Las Vegas Sands Corp., 5.63%, 06/15/2028	42,000	43,018
Lear Corp., 3.80%, 09/15/2027	40,000	39,913
Leggett & Platt, Inc., 3.50%, 11/15/2027	45,000	44,452
Lennar Corp., 4.75%, 11/29/2027	42,000	42,374
LKQ Corp., 5.75%, 06/15/2028	42,000	43,138
Lowe’s Cos., Inc., 3.95%, 10/15/2027	40,000	40,127
Marriott International, Inc., 5.00%, 10/15/2027	40,000	40,647
Masco Corp., 1.50%, 02/15/2028	45,000	42,942
Mattel, Inc., 5.88%, 12/15/2027 (a)	43,000	43,043
McDonald’s Corp., 3.80%, 04/01/2028	41,000	41,020
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	41,000	41,371
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (a)	40,000	40,883
Southwest Airlines Co., 3.45%, 11/16/2027	43,000	42,600
Stanley Black & Decker, Inc., 6.00%, 03/06/2028	39,000	40,459
Starbucks Corp., 4.50%, 05/15/2028	41,000	41,473
TJX Cos., Inc., 1.15%, 05/15/2028	46,000	43,491
Toll Brothers Finance Corp., 4.35%, 02/15/2028	42,000	42,256

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Consumer Discretionary — 8.5% (continued)
Toyota Motor Credit Corp., 3.75%, 01/12/2028	$42,000	$42,072
		1,557,177
Consumer Staples — 7.2%
7-Eleven, Inc., 1.30%, 02/10/2028 (a)	46,000	43,711
Altria Group, Inc., 4.88%, 02/04/2028	42,000	42,763
BAT International Finance PLC, 4.45%, 03/16/2028	40,000	40,366
Bunge Ltd. Finance Corp., 4.10%, 01/07/2028	43,000	43,209
Cargill, Inc., 4.63%, 02/11/2028 (a)	42,000	42,695
Clorox Co., 3.90%, 05/15/2028	41,000	41,030
Coca-Cola Co., 1.50%, 03/05/2028	44,000	42,285
Colgate-Palmolive Co., 4.60%, 03/01/2028	42,000	42,751
Conagra Brands, Inc., 1.38%, 11/01/2027	45,000	43,071
Constellation Brands, Inc., 3.60%, 02/15/2028	41,000	40,746
Dollar General Corp., 5.20%, 07/05/2028	40,000	41,038
Dollar Tree, Inc., 4.20%, 05/15/2028	41,000	41,139
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	41,000	41,461
General Mills, Inc., 4.20%, 04/17/2028	43,000	43,159
Heineken NV, 3.50%, 01/29/2028 (a)	43,000	42,712
Hershey Co., 4.55%, 02/24/2028	42,000	42,708
Hormel Foods Corp., 1.70%, 06/03/2028	45,000	42,984
J M Smucker Co., 3.38%, 12/15/2027	44,000	43,617
Kellanova, 4.30%, 05/15/2028	43,000	43,395
Kenvue, Inc., 5.05%, 03/22/2028	42,000	42,991
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	41,000	41,225
Kimberly-Clark Corp., 1.05%, 09/15/2027	43,000	41,367
Mars, Inc., 4.60%, 03/01/2028 (a)	43,000	43,648
McCormick & Co., Inc., 3.40%, 08/15/2027	42,000	41,798
Mondelez International, Inc., 4.25%, 05/06/2028	41,000	41,284

PepsiCo, Inc., 4.45%, 02/07/2028	$43,000	$43,652
Philip Morris International, Inc., 4.13%, 04/28/2028	43,000	43,286
Procter & Gamble Co., 3.95%, 01/26/2028	43,000	43,357
Target Corp., 4.35%, 06/15/2028	41,000	41,567
The Campbell’s Co., 4.15%, 03/15/2028	42,000	42,117
Walmart, Inc., 3.90%, 04/15/2028	43,000	43,248
		1,314,380
Energy — 7.9%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/2027	44,000	43,639
BP Capital Markets America, Inc., 5.02%, 11/17/2027	42,000	42,852
Chevron USA, Inc., 3.95%, 08/13/2027	43,000	43,226
Continental Resources, Inc., 4.38%, 01/15/2028	42,000	42,060
Devon Energy Corp., 5.88%, 06/15/2028	41,000	41,029
Enbridge, Inc., 4.60%, 06/20/2028	41,000	41,565
Energy Transfer LP, 5.55%, 02/15/2028	42,000	43,225
Eni USA, Inc., 7.30%, 11/15/2027	42,000	44,317
Enterprise Products Operating LLC, 4.30%, 06/20/2028	41,000	41,426
EOG Resources, Inc., 4.40%, 07/15/2028	42,000	42,546
EQT Corp., 5.70%, 04/01/2028	40,000	41,353
Equinor ASA, 4.25%, 06/02/2028	41,000	41,429
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	44,000	43,557
Helmerich & Payne, Inc., 4.65%, 12/01/2027	43,000	43,383
HF Sinclair Corp., 5.00%, 02/01/2028	43,000	42,991
Kinder Morgan, Inc., 4.30%, 03/01/2028	43,000	43,358
Marathon Petroleum Corp., 3.80%, 04/01/2028	43,000	42,877
MPLX LP, 4.25%, 12/01/2027	44,000	44,192
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	41,000	41,279
ONEOK, Inc., 4.25%, 09/24/2027	44,000	44,204

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Energy — 7.9% (continued)
Ovintiv, Inc., 5.65%, 05/15/2028	$42,000	$43,508
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	42,000	41,677
Phillips 66 Co., 4.95%, 12/01/2027	42,000	42,710
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (a)	43,000	42,937
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	42,000	42,158
Schlumberger Holdings Corp., 4.50%, 05/15/2028 (a)	41,000	41,481
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	43,000	43,446
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	41,000	41,013
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (a)	42,000	41,614
TransCanada PipeLines Ltd., 4.25%, 05/15/2028	41,000	41,225
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	40,000	40,049
Valero Energy Corp., 2.15%, 09/15/2027	44,000	42,834
Western Midstream Operating LP, 4.50%, 03/01/2028	42,000	42,317
Woodside Finance Ltd., 4.90%, 05/19/2028	42,000	42,719
		1,444,196
Financials — 27.9% (b)
Agree LP, 2.00%, 06/15/2028	45,000	43,153
Aircastle Ltd., 6.50%, 07/18/2028 (a)	40,000	42,000
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2028	43,000	42,907
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	42,000	43,133
American Express Co., 4.35% to 07/20/2028 then SOFR + 0.81%, 07/20/2029	42,000	42,375
American Homes 4 Rent LP, 4.25%, 02/15/2028	42,000	42,085
American International Group, Inc., 5.75% (3 mo. LIBOR USD + 2.87%), 04/01/2048 (c)	42,000	42,651
American Tower Corp., 5.25%, 07/15/2028	40,000	41,131

Ares Capital Corp., 2.88%, 06/15/2028	$43,000	$41,020
Ares Strategic Income Fund, 5.70%, 03/15/2028	42,000	42,305
Arthur J Gallagher & Co., 4.60%, 12/15/2027	44,000	44,403
Assurant, Inc., 4.90%, 03/27/2028	43,000	43,557
Athene Global Funding, 4.83%, 05/09/2028 (a)	41,000	41,413
AvalonBay Communities, Inc., 3.20%, 01/15/2028	43,000	42,664
Aviation Capital Group LLC, 6.25%, 04/15/2028 (a)	42,000	43,652
Avolon Holdings Funding Ltd., 4.95%, 01/15/2028 (a)	43,000	43,561
AXIS Specialty Finance PLC, 4.00%, 12/06/2027	44,000	43,915
Bank of America Corp., 4.62% (SOFR + 1.11%), 05/09/2029	41,000	41,565
Bank of Montreal, 4.06% to 09/22/2027 then SOFR + 0.75%, 09/22/2028	42,000	42,097
Bank of Nova Scotia, 4.04% to 09/15/2027 then SOFR + 0.76%, 09/15/2028	43,000	43,047
BGC Group, Inc., 8.00%, 05/25/2028	40,000	42,770
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/2027 (a)	43,000	44,238
Blackstone Private Credit Fund, 4.95%, 09/26/2027	42,000	41,933
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	43,000	43,026
Blue Owl Capital Corp., 2.88%, 06/11/2028	45,000	42,126
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	40,000	41,507
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028	42,000	41,691
Boston Properties LP, 6.75%, 12/01/2027	42,000	43,830
Brighthouse Financial Global Funding, 2.00%, 06/28/2028 (a)	46,000	43,323
Brixmor Operating Partnership LP, 2.25%, 04/01/2028	45,000	43,456
Brookfield Finance, Inc., 3.90%, 01/25/2028	43,000	42,921
Brown & Brown, Inc., 4.70%, 06/23/2028	41,000	41,439

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Financials — 27.9% (b) (continued)
Canadian Imperial Bank of Commerce, 4.24% to 09/08/2027 then SOFR + 0.60%, 09/08/2028	$42,000	$42,200
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	40,000	41,825
Charles Schwab Corp., 5.64% (SOFR + 2.21%), 05/19/2029	42,000	43,585
Cincinnati Financial Corp., 6.92%, 05/15/2028	40,000	42,497
Citigroup, Inc., 4.79% (SOFR + 0.87%), 03/04/2029	41,000	41,598
CME Group, Inc., 3.75%, 06/15/2028	41,000	41,022
CNA Financial Corp., 3.45%, 08/15/2027	40,000	39,674
CNO Global Funding, 4.88%, 12/10/2027 (a)	44,000	44,420
Corebridge Global Funding, 4.90%, 01/07/2028 (a)	42,000	42,663
Crown Castle, Inc., 5.00%, 01/11/2028	42,000	42,705
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (a)	43,000	42,128
Digital Realty Trust LP, 5.55%, 01/15/2028	43,000	44,225
DOC DR LLC, 3.95%, 01/15/2028	43,000	42,951
Empower Finance 2020 LP, 1.36%, 09/17/2027 (a)	44,000	42,318
EPR Properties, 4.95%, 04/15/2028	43,000	43,494
Equinix, Inc., 2.00%, 05/15/2028	45,000	43,117
Equitable America Global Funding, 3.95%, 09/15/2027 (a)	42,000	41,953
ERP Operating LP, 3.50%, 03/01/2028	42,000	41,718
Essex Portfolio LP, 1.70%, 03/01/2028	44,000	42,136
Extra Space Storage LP, 3.88%, 12/15/2027	44,000	43,957
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	40,000	41,510
Fairfax Financial Holdings Ltd., 4.85%, 04/17/2028	43,000	43,669
Federal Realty OP LP, 5.38%, 05/01/2028	42,000	43,150
Fidelity National Information Services, Inc., 1.65%, 03/01/2028	45,000	42,932

Fifth Third Bancorp, 6.34% (SOFR + 2.34%), 07/27/2029	$40,000	$42,062
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	39,000	40,323
Fiserv, Inc., 5.45%, 03/02/2028	41,000	41,945
GATX Corp., 3.50%, 03/15/2028	43,000	42,550
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (a)	43,000	41,993
Global Payments, Inc., 4.95%, 08/15/2027	39,000	39,315
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/2028	42,000	43,060
Goldman Sachs Group, Inc., 4.15% (SOFR + 0.71%), 01/21/2029	42,000	42,012
Goldman Sachs Private Credit Corp., 5.88%, 05/06/2028 (a)	42,000	42,496
Goodman US Finance Three LLC, 3.70%, 03/15/2028 (a)	43,000	42,669
Guardian Life Global Funding, 5.55%, 10/28/2027 (a)	43,000	44,172
Highwoods Realty LP, 4.13%, 03/15/2028	42,000	41,736
HPS Corporate Lending Fund, 5.45%, 01/14/2028	41,000	41,160
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	43,000	43,268
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	43,000	43,131
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	40,000	41,352
JPMorgan Chase & Co., 4.92% (SOFR + 0.80%), 01/24/2029	40,000	40,711
Kimco Realty OP LLC, 1.90%, 03/01/2028	44,000	42,402
Lincoln Financial Global Funding, 4.63%, 05/28/2028 (a)	41,000	41,346
LPL Holdings, Inc., 4.90%, 04/03/2028	42,000	42,479
M&T Bank Corp., 4.83% to 01/16/2028 then SOFR + 0.93%, 01/16/2029	42,000	42,683
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	43,000	43,719
Macquarie Bank Ltd., 3.92%, 02/03/2028 (a)	42,000	42,163

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Financials — 27.9% (b) (continued)
Marex Group PLC, 5.83%, 05/08/2028	$42,000	$42,834
Markel Group, Inc., 3.50%, 11/01/2027	44,000	43,629
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	42,000	42,391
Mastercard, Inc., 4.55%, 03/15/2028	42,000	42,698
Mid-America Apartments LP, 4.20%, 06/15/2028	41,000	41,267
Mutual of Omaha Cos. Global Funding, 4.51%, 06/09/2028 (a)	41,000	41,349
Nasdaq, Inc., 5.35%, 06/28/2028	42,000	43,220
New Mountain Finance Corp., 6.20%, 10/15/2027	42,000	42,260
New York Life Global Funding, 4.15%, 07/25/2028 (a)	42,000	42,259
NNN REIT, Inc., 3.50%, 10/15/2027	44,000	43,738
Northwestern Mutual Global Funding, 4.49%, 03/21/2028 (a)	43,000	43,510
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	42,000	42,407
ORIX Corp., 5.00%, 09/13/2027	40,000	40,644
Pacific Life Global Funding II, 4.45%, 05/01/2028 (a)	41,000	41,439
PayPal Holdings, Inc., 4.45%, 03/06/2028	43,000	43,487
Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.05%, 08/01/2028 (a)	40,000	41,682
PNC Financial Services Group, Inc., 4.08% to 01/26/2028 then SOFR + 0.61%, 01/26/2029	42,000	42,120
Prologis LP, 4.88%, 06/15/2028	42,000	42,972
Public Storage Operating Co., 1.85%, 05/01/2028	45,000	43,178
Realty Income Corp., 2.10%, 03/15/2028	44,000	42,458
Regency Centers LP, 4.13%, 03/15/2028	42,000	42,217
Rexford Industrial Realty LP, 5.00%, 06/15/2028	42,000	42,719
Royal Bank of Canada, 4.00% to 11/03/2027 then SOFR + 0.70%, 11/03/2028	43,000	43,049
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (a)	42,000	42,705

Santander Holdings USA, Inc., 5.47% (SOFR + 1.61%), 03/20/2029	$42,000	$42,926
Simon Property Group LP, 1.75%, 02/01/2028	44,000	42,367
State Street Corp., 4.54%, 02/28/2028	42,000	42,665
Store Capital LLC, 4.50%, 03/15/2028	42,000	42,177
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	42,000	42,505
Toronto-Dominion Bank, 3.91%, 01/13/2028	42,000	42,037
UDR, Inc., 3.50%, 01/15/2028	42,000	41,669
US Bancorp, 5.78% to 06/12/2028 then SOFR + 2.02%, 06/12/2029	40,000	41,562
Ventas Realty LP, 4.00%, 03/01/2028	43,000	42,994
VICI Properties LP, 4.75%, 04/01/2028	43,000	43,430
Visa, Inc., 0.75%, 08/15/2027	43,000	41,314
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR USD + 2.08%, 01/23/2048 (c)	46,000	44,253
Wells Fargo & Co., 4.97% (SOFR + 1.37%), 04/23/2029	42,000	42,814
Welltower OP LLC, 4.25%, 04/15/2028	43,000	43,335
Western-Southern Global Funding, 4.50%, 07/16/2028 (a)	42,000	42,406
Westpac Banking Corp., 5.46%, 11/18/2027	43,000	44,284
Weyerhaeuser Co., 6.95%, 10/01/2027	42,000	43,912
		5,101,970
Health Care — 9.0%
Abbott Laboratories, 1.15%, 01/30/2028	44,000	42,051
AbbVie, Inc., 4.65%, 03/15/2028	42,000	42,719
Agilent Technologies, Inc., 4.20%, 09/09/2027	41,000	41,177
Amgen, Inc., 5.15%, 03/02/2028	41,000	41,985
Astrazeneca Finance LLC, 4.88%, 03/03/2028	42,000	42,925
Bayer Corp., 6.65%, 02/15/2028 (a)	40,000	41,895

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Health Care — 9.0% (continued)
Becton Dickinson & Co., 4.69%, 02/13/2028	$43,000	$43,556
Bon Secours Mercy Health, Inc., 4.30%, 07/01/2028	41,000	41,277
Boston Scientific Corp., 4.00%, 03/01/2028	42,000	42,170
Bristol-Myers Squibb Co., 1.13%, 11/13/2027	44,000	42,215
Cencora, Inc., 4.63%, 12/15/2027	44,000	44,540
Centene Corp., 2.45%, 07/15/2028	44,000	41,493
CHRISTUS Health, 4.34%, 07/01/2028	41,000	41,221
Cigna Group, 3.05%, 10/15/2027	44,000	43,499
CommonSpirit Health, 6.07%, 11/01/2027	43,000	44,314
CVS Health Corp., 1.30%, 08/21/2027	43,000	41,404
Edwards Lifesciences Corp., 4.30%, 06/15/2028	41,000	41,245
Elevance Health, Inc., 4.10%, 03/01/2028	42,000	42,094
Eli Lilly & Co., 4.55%, 02/12/2028	42,000	42,696
Gilead Sciences, Inc., 1.20%, 10/01/2027	44,000	42,322
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	43,000	43,191
HCA, Inc., 5.00%, 03/01/2028	42,000	42,854
Humana, Inc., 5.75%, 03/01/2028	39,000	40,061
Illumina, Inc., 5.75%, 12/13/2027	42,000	43,214
Johnson & Johnson, 4.55%, 03/01/2028	42,000	42,773
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	42,000	41,839
McKesson Corp., 4.90%, 07/15/2028	40,000	41,000
Medtronic Global Holdings SCA, 4.25%, 03/30/2028	40,000	40,388
Merck & Co., Inc., 3.85%, 09/15/2027	43,000	43,193
Mylan, Inc., 4.55%, 04/15/2028	41,000	41,194
Pfizer, Inc., 3.88%, 11/15/2027	41,000	41,188
Quest Diagnostics, Inc., 4.60%, 12/15/2027	43,000	43,537
Royalty Pharma PLC, 1.75%, 09/02/2027	42,000	40,645
Sanofi SA, 3.75%, 11/03/2027	43,000	43,094

SSM Health Care Corp., 4.89%, 06/01/2028	$41,000	$41,696
Stryker Corp., 4.70%, 02/10/2028	43,000	43,635
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	42,000	42,717
UnitedHealth Group, Inc., 4.40%, 06/15/2028	41,000	41,484
Zoetis, Inc., 3.00%, 09/12/2027	43,000	42,513
		1,647,014
Industrials — 11.1%
3M Co., 2.88%, 10/15/2027	44,000	43,403
ABB Finance USA, Inc., 3.80%, 04/03/2028	43,000	43,040
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	44,000	43,696
Amphenol Corp., 3.80%, 11/15/2027	43,000	43,041
Boeing Co., 3.25%, 02/01/2028	43,000	42,491
Canadian National Railway Co., 6.90%, 07/15/2028	40,000	42,757
Canadian Pacific Railway Co., 4.00%, 06/01/2028	41,000	41,107
Caterpillar Financial Services Corp., 3.70%, 01/10/2028	42,000	42,092
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	43,000	43,116
CNH Industrial Capital LLC, 4.75%, 03/21/2028	43,000	43,577
CNH Industrial NV, 3.85%, 11/15/2027	43,000	42,903
CSX Corp., 3.80%, 03/01/2028	43,000	43,030
Cummins, Inc., 4.25%, 05/09/2028	41,000	41,439
Eaton Corp., 4.35%, 05/18/2028	41,000	41,504
Emerson Electric Co., 1.80%, 10/15/2027	44,000	42,722
FedEx Corp., 3.40%, 02/15/2028	42,000	41,574
General Dynamics Corp., 3.75%, 05/15/2028	41,000	41,115
HEICO Corp., 5.25%, 08/01/2028	40,000	41,158
Honeywell International, Inc., 4.95%, 02/15/2028	40,000	40,882
Howmet Aerospace, Inc., 6.75%, 01/15/2028	42,000	44,196
Hubbell, Inc., 3.50%, 02/15/2028	42,000	41,736

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Industrials — 11.1% (continued)
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	$44,000	$43,618
John Deere Capital Corp., 4.25%, 06/05/2028	41,000	41,540
Kennametal, Inc., 4.63%, 06/15/2028	41,000	41,472
Kirby Corp., 4.20%, 03/01/2028	43,000	43,129
L3Harris Technologies, Inc., 4.40%, 06/15/2028	41,000	41,395
Lockheed Martin Corp., 4.45%, 05/15/2028	41,000	41,568
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	42,000	42,570
Norfolk Southern Corp., 3.80%, 08/01/2028	42,000	41,980
Northrop Grumman Corp., 3.25%, 01/15/2028	43,000	42,574
nVent Finance Sarl, 4.55%, 04/15/2028	43,000	43,343
Oshkosh Corp., 4.60%, 05/15/2028	41,000	41,404
PACCAR Financial Corp., 4.55%, 03/03/2028	42,000	42,775
Parker-Hannifin Corp., 4.25%, 09/15/2027	43,000	43,269
Quanta Services, Inc., 4.75%, 08/09/2027	42,000	42,452
Regal Rexnord Corp., 6.05%, 04/15/2028	42,000	43,551
Republic Services, Inc., 3.95%, 05/15/2028	41,000	41,121
RTX Corp., 7.20%, 08/15/2027	40,000	41,903
Ryder System, Inc., 5.25%, 06/01/2028	42,000	43,157
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	41,000	41,379
Textron, Inc., 3.38%, 03/01/2028	42,000	41,561
Trimble, Inc., 4.90%, 06/15/2028	42,000	42,432
Tyco Electronics Group SA, 3.13%, 08/15/2027	44,000	43,672
United Parcel Service, Inc., 3.05%, 11/15/2027	44,000	43,601
Vontier Corp., 2.40%, 04/01/2028	45,000	43,458
Waste Management, Inc., 4.50%, 03/15/2028	43,000	43,648
XPO, Inc., 6.25%, 06/01/2028 (a)	42,000	42,777
Xylem, Inc., 1.95%, 01/30/2028	44,000	42,472
		2,038,400

Materials — 5.8%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	$41,000	$41,500
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	43,000	43,740
Amrize Finance US LLC, 4.70%, 04/07/2028	43,000	43,659
ArcelorMittal SA, 6.55%, 11/29/2027	41,000	42,604
BHP Billiton Finance USA Ltd., 4.75%, 02/28/2028	42,000	42,777
Carlisle Cos., Inc., 3.75%, 12/01/2027	44,000	43,860
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.70%, 06/01/2028 (a)	43,000	42,683
Ecolab, Inc., 4.30%, 06/15/2028	41,000	41,484
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	42,000	42,054
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	41,000	41,485
Glencore Funding LLC, 4.91%, 04/01/2028 (a)	42,000	42,763
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	44,000	42,461
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	44,000	43,707
Mosaic Co., 4.05%, 11/15/2027	43,000	43,042
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (a)	40,612	40,585
Nucor Corp., 3.95%, 05/01/2028	41,000	41,101
Nutrien Ltd., 4.90%, 03/27/2028	42,000	42,751
Packaging Corp. of America, 3.40%, 12/15/2027	45,000	44,631
PPG Industries, Inc., 3.75%, 03/15/2028	42,000	41,926
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028	43,000	43,601
Sherwin-Williams Co., 4.55%, 03/01/2028	43,000	43,555
Steel Dynamics, Inc., 1.65%, 10/15/2027	46,000	44,371
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (a)	42,000	44,315
WRKCo, Inc., 3.90%, 06/01/2028	41,000	40,951

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Materials — 5.8% (continued)
Yara International ASA, 4.75%, 06/01/2028 (a)	$41,000	$41,518
		1,067,124
Technology — 7.9%
Accenture Capital, Inc., 3.90%, 10/04/2027	42,000	42,172
Adobe, Inc., 4.75%, 01/17/2028	40,000	40,786
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	43,000	43,507
Analog Devices, Inc., 4.25%, 06/15/2028	41,000	41,449
Apple, Inc., 4.00%, 05/12/2028	41,000	41,370
Arrow Electronics, Inc., 3.88%, 01/12/2028	43,000	42,780
Avnet, Inc., 6.25%, 03/15/2028	39,000	40,456
Broadcom, Inc., 1.95%, 02/15/2028	45,000	43,485
Cadence Design Systems, Inc., 4.20%, 09/10/2027	42,000	42,203
CDW LLC / CDW Finance Corp., 4.25%, 04/01/2028	43,000	42,830
Cisco Systems, Inc., 4.55%, 02/24/2028	42,000	42,696
Dell International LLC / EMC Corp., 4.75%, 04/01/2028	41,000	41,641
Equifax, Inc., 5.10%, 06/01/2028	42,000	42,875
Flex Ltd., 6.00%, 01/15/2028	43,000	44,420
Gartner, Inc., 4.50%, 07/01/2028 (a)	41,000	40,409
Hewlett Packard Enterprise Co., 4.05%, 09/15/2027	42,000	42,070
HP, Inc., 4.75%, 01/15/2028	43,000	43,526
Intel Corp., 4.88%, 02/10/2028	42,000	42,660
Jabil, Inc., 3.95%, 01/12/2028	41,000	40,921
Marvell Technology, Inc., 2.45%, 04/15/2028	45,000	43,563
Microchip Technology, Inc., 4.90%, 03/15/2028	43,000	43,711
Moody’s Corp., 3.25%, 01/15/2028	42,000	41,520
Motorola Solutions, Inc., 4.60%, 02/23/2028	43,000	43,474
NVIDIA Corp., 1.55%, 06/15/2028	45,000	42,960
Open Text Corp., 6.90%, 12/01/2027 (a)	43,000	44,182
Oracle Corp., 4.50%, 05/06/2028	41,000	41,221
QUALCOMM, Inc., 1.30%, 05/20/2028	44,000	41,766

Roper Technologies, Inc., 1.40%, 09/15/2027	$43,000	$41,379
S&P Global, Inc., 4.75%, 08/01/2028	40,000	40,846
Salesforce, Inc., 1.50%, 07/15/2028	44,000	41,676
Synopsys, Inc., 4.65%, 04/01/2028	43,000	43,549
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	42,000	42,723
Teledyne Technologies, Inc., 2.25%, 04/01/2028	45,000	43,532
Texas Instruments, Inc., 4.60%, 02/15/2028	42,000	42,711
		1,441,069
Utilities — 9.7%
AES Corp., 5.45%, 06/01/2028	42,000	42,954
Alliant Energy Finance LLC, 4.25%, 06/15/2028 (a)	41,000	40,911
Ameren Corp., 1.75%, 03/15/2028	44,000	42,091
American Electric Power Co., Inc., 5.75%, 11/01/2027	43,000	44,223
American Water Capital Corp., 2.95%, 09/01/2027	43,000	42,499
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (a)	43,000	43,230
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	43,000	42,548
Black Hills Corp., 5.95%, 03/15/2028	39,000	40,438
Calpine LLC, 5.13%, 03/15/2028 (a)	42,000	42,003
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (a)	42,000	42,863
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	41,000	42,082
Consolidated Edison Co. of New York, Inc., 3.80%, 05/15/2028	41,000	41,012
Constellation Energy Generation LLC, 3.90%, 01/08/2028	42,000	42,012
Consumers Energy Co., 4.65%, 03/01/2028	42,000	42,688
Dominion Energy, Inc., 4.60%, 05/15/2028	41,000	41,578
DTE Energy Co., 4.88%, 06/01/2028	42,000	42,811
Duke Energy Corp., 5.00%, 12/08/2027	42,000	42,809

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (concluded)

February 28, 2026 (Unaudited)

	Par	Value
Utilities — 9.7% (continued)
Enel Chile SA, 4.88%, 06/12/2028	$41,000	$41,634
Essential Utilities, Inc., 4.80%, 08/15/2027	42,000	42,468
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	43,000	43,619
Exelon Corp., 5.15%, 03/15/2028	42,000	42,971
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (a)	42,000	42,935
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	39,000	39,471
Narragansett Electric Co., 3.92%, 08/01/2028 (a)	42,000	41,990
National Fuel Gas Co., 3.95%, 09/15/2027	42,000	41,915
National Grid PLC, 5.60%, 06/12/2028	42,000	43,439
National Rural Utilities Cooperative Finance Corp., 3.95%, 12/10/2027	41,000	41,131
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	43,000	43,491
NiSource, Inc., 5.25%, 03/30/2028	41,000	42,023
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	43,000	43,387
Pacific Gas and Electric Co., 5.00%, 06/04/2028	42,000	42,772
Pinnacle West Capital Corp., 4.90%, 05/15/2028	42,000	42,783
Public Service Co. of New Hampshire, 4.40%, 07/01/2028	41,000	41,516
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	43,000	44,332
Puget Energy, Inc., 2.38%, 06/15/2028	43,000	41,409
Sempra, 3.40%, 02/01/2028	43,000	42,544
Southern California Edison Co., 5.30%, 03/01/2028	42,000	42,974
Southern Co., 4.85%, 06/15/2028	42,000	42,846
Southwest Gas Corp., 5.45%, 03/23/2028	41,000	42,126
System Energy Resources, Inc., 6.00%, 04/15/2028	42,000	43,556

WEC Energy Group, Inc., 4.75%, 01/15/2028	$44,000	$44,688
Xcel Energy, Inc., 4.75%, 03/21/2028	42,000	42,646
		1,783,418
TOTAL CORPORATE BONDS (Cost $18,016,195)		18,070,363

TOTAL INVESTMENTS — 98.7% (Cost $18,016,195)		18,070,363
Other Assets in Excess of Liabilities — 1.3%		238,079
TOTAL NET ASSETS — 100.0%		$18,308,442

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $2,586,100 or 14.1% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 98.7%
Communications — 3.6%
Alphabet, Inc., 3.88%, 11/15/2028	$91,000	$91,646
AT&T, Inc., 4.35%, 03/01/2029	90,000	91,003
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 06/01/2029	88,000	92,207
Comcast Corp., 5.10%, 06/01/2029	88,000	91,275
Cox Communications, Inc., 5.45%, 09/15/2028 (a)	88,000	90,785
Fox Corp., 4.71%, 01/25/2029	90,000	91,360
Frontier Communications Holdings LLC, 6.75%, 05/01/2029 (a)	90,000	90,383
Netflix, Inc., 6.38%, 05/15/2029	86,000	92,379
News Corp., 3.88%, 05/15/2029 (a)	94,000	91,661
Omnicom Group, Inc., 4.65%, 10/01/2028	91,000	91,987
Paramount Global, 4.20%, 06/01/2029	94,000	90,442
Rogers Communications, Inc., 5.00%, 02/15/2029	92,000	94,062
Sprint Capital Corp., 6.88%, 11/15/2028	85,000	91,286
T-Mobile USA, Inc., 4.85%, 01/15/2029	90,000	92,195
Verizon Communications, Inc., 3.88%, 02/08/2029	91,000	91,065
Videotron Ltd., 3.63%, 06/15/2029 (a)	93,000	90,830
		1,464,566
Consumer Discretionary — 7.4%
Amazon.com, Inc., 3.90%, 11/20/2028	92,000	92,510
American Honda Finance Corp., 4.15%, 01/08/2029	91,000	91,470
AutoNation, Inc., 4.45%, 01/15/2029	91,000	91,648
AutoZone, Inc., 5.10%, 07/15/2029	90,000	92,799
Best Buy Co., Inc., 4.45%, 10/01/2028	91,000	91,980
BMW US Capital LLC, 4.90%, 04/02/2029 (a)	88,000	90,200
Brunswick Corp./DE, 5.85%, 03/18/2029	88,000	91,479
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)	90,333	91,112
eBay, Inc., 4.25%, 03/06/2029	91,000	91,633

ERAC USA Finance LLC, 5.00%, 02/15/2029 (a)	$91,000	$93,649
General Motors Financial Co., Inc., 4.20%, 10/27/2028	91,000	91,341
Genuine Parts Co., 6.50%, 11/01/2028	86,000	90,252
Home Depot, Inc., 3.75%, 09/15/2028	91,000	91,455
Hyatt Hotels Corp., 5.25%, 06/30/2029	90,000	92,971
Hyundai Capital America, 4.25%, 01/08/2029 (a)	91,000	91,490
Lear Corp., 4.25%, 05/15/2029	92,000	91,993
Leggett & Platt, Inc., 4.40%, 03/15/2029	93,000	92,632
Lowe’s Cos., Inc., 4.00%, 10/15/2028	91,000	91,240
Magna International, Inc., 5.05%, 03/14/2029	88,000	90,630
Marriott International, Inc./MD, 4.88%, 05/15/2029	90,000	92,304
Mattel, Inc., 3.75%, 04/01/2029 (a)	93,000	91,150
McDonald’s Corp., 5.00%, 05/17/2029	88,000	90,990
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	93,000	91,998
Mohawk Industries, Inc., 5.85%, 09/18/2028	87,000	90,577
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	93,000	92,732
Polaris, Inc., 6.95%, 03/15/2029	84,000	89,076
RELX Capital, Inc., 4.00%, 03/18/2029	91,000	90,915
Southwest Airlines Co., 4.38%, 11/15/2028	91,000	91,667
Stanley Black & Decker, Inc., 4.25%, 11/15/2028	92,000	92,392
Starbucks Corp., 4.00%, 11/15/2028	93,000	93,243
Toyota Motor Credit Corp., 4.05%, 09/05/2028	91,000	91,733
UL Solutions, Inc., 6.50%, 10/20/2028	87,000	92,063
United Airlines, Inc., 4.63%, 04/15/2029 (a)	91,000	91,032
		3,024,356
Consumer Staples — 6.3%
Ahold Finance USA LLC, 6.88%, 05/01/2029	84,000	91,136
Alimentation Couche-Tard, Inc., 4.15%, 09/29/2028 (a)	91,000	91,473

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Consumer Staples — 6.3% (continued)
Altria Group, Inc., 6.20%, 11/01/2028	$87,000	$91,798
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	91,000	93,157
BAT International Finance PLC, 5.93%, 02/02/2029	89,000	93,666
Campbell’s Co., 5.20%, 03/21/2029	88,000	90,503
Cargill, Inc., 3.25%, 05/23/2029 (a)	94,000	92,273
Clorox Co., 4.40%, 05/01/2029	90,000	91,061
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	90,000	93,363
Conagra Brands, Inc., 4.85%, 11/01/2028	90,000	91,263
Constellation Brands, Inc., 4.80%, 01/15/2029	91,000	92,885
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029 (a)	94,000	92,461
General Mills, Inc., 5.50%, 10/17/2028	88,000	91,273
J M Smucker Co., 5.90%, 11/15/2028	87,000	91,196
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.00%, 02/02/2029	94,000	91,296
Keurig Dr Pepper, Inc., 5.05%, 03/15/2029	88,000	90,196
Kimberly-Clark Corp., 3.20%, 04/25/2029	93,000	91,395
Kraft Heinz Foods Co., 4.63%, 01/30/2029	92,000	93,506
Kroger Co., 4.50%, 01/15/2029	91,000	92,533
Mondelez International, Inc., 4.75%, 02/20/2029	91,000	93,095
PepsiCo, Inc., 4.10%, 01/15/2029	92,000	92,972
Philip Morris International, Inc., 3.88%, 10/27/2028	91,000	91,133
Procter & Gamble Co., 4.35%, 01/29/2029	90,000	92,191
Smithfield Foods, Inc., 5.20%, 04/01/2029 (a)	90,000	91,883
Sysco Corp., 5.75%, 01/17/2029	89,000	93,302
Target Corp., 3.38%, 04/15/2029	93,000	91,984
Tyson Foods, Inc., 5.40%, 03/15/2029	88,000	91,257

Walmart, Inc., 1.50%, 09/22/2028	$95,000	$90,274
		2,574,525
Energy — 6.0%
Boardwalk Pipelines LP, 4.80%, 05/03/2029	90,000	91,689
BP Capital Markets America, Inc., 4.70%, 04/10/2029	90,000	92,212
Cheniere Energy, Inc., 4.63%, 10/15/2028	91,000	90,964
Chevron USA, Inc., 4.05%, 08/13/2028	92,000	92,925
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	86,000	89,828
ConocoPhillips Co., 6.95%, 04/15/2029	84,000	91,593
Coterra Energy, Inc., 4.38%, 03/15/2029	91,000	91,963
DCP Midstream Operating LP, 5.13%, 05/15/2029	90,000	92,554
DT Midstream, Inc., 4.13%, 06/15/2029 (a)	93,000	92,320
Enbridge, Inc., 4.20%, 11/20/2028	92,000	92,521
Energy Transfer LP, 5.25%, 07/01/2029	90,000	93,338
Enterprise Products Operating LLC, 3.13%, 07/31/2029	95,000	92,720
EQT Corp., 4.50%, 01/15/2029	92,000	92,794
Equinor ASA, 3.63%, 09/10/2028	91,000	90,982
Expand Energy Corp., 5.38%, 02/01/2029	91,000	90,867
Kinder Morgan, Inc., 5.10%, 08/01/2029	90,000	93,184
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (a)	90,000	90,639
MPLX LP, 4.80%, 02/15/2029	90,000	91,742
ONEOK, Inc., 5.65%, 11/01/2028	88,000	91,485
Schlumberger Holdings Corp., 4.30%, 05/01/2029 (a)	91,000	92,076
Shell Finance US, Inc., 3.88%, 11/13/2028 (a)	92,000	92,438
Targa Resources Corp., 4.35%, 01/15/2029	91,000	91,686
TotalEnergies Capital International SA, 3.46%, 02/19/2029	93,000	92,224
Valero Energy Corp., 4.00%, 04/01/2029	91,000	91,025

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Energy — 6.0% (continued)
Western Midstream Operating LP, 6.35%, 01/15/2029	$87,000	$91,904
Williams Cos., Inc., 4.90%, 03/15/2029	88,000	90,253
Woodside Finance Ltd., 4.50%, 03/04/2029 (a)	91,000	91,668
		2,479,594
Financials — 36.4% (b)
Air Lease Corp., 5.10%, 03/01/2029	89,000	90,999
Aircastle Ltd., 5.95%, 02/15/2029 (a)	90,000	94,159
Alexandria Real Estate Equities, Inc., 4.50%, 07/30/2029	91,000	91,743
Allstate Corp., 5.05%, 06/24/2029	90,000	92,969
Ally Financial, Inc., 6.85% (SOFR + 2.82%), 01/03/2030	86,000	90,954
American Express Co., 5.53% (SOFR + 1.09%), 04/25/2030	88,000	91,924
American Homes 4 Rent LP, 4.90%, 02/15/2029	92,000	93,673
American National Global Funding, 4.63%, 12/15/2028 (a)	91,000	91,353
American Tower Corp., 5.20%, 02/15/2029	89,000	91,848
Ameriprise Financial, Inc., 5.70%, 12/15/2028	88,000	92,068
Aon North America, Inc., 5.15%, 03/01/2029	87,000	89,708
Apollo Debt Solutions BDC, 5.20%, 12/08/2028 (a)	91,000	90,643
Apollo Management Holdings LP, 4.87%, 02/15/2029 (a)	91,000	92,536
Ares Capital Corp., 5.95%, 07/15/2029	90,000	91,962
Ares Management Corp., 6.38%, 11/10/2028	87,000	91,383
Ares Strategic Income Fund, 4.85%, 01/15/2029 (a)	94,000	92,431
Assured Guaranty US Holdings, Inc., 6.13%, 09/15/2028	86,000	90,076
Athene Global Funding, 5.58%, 01/09/2029 (a)	90,000	92,128
AvalonBay Communities, Inc., 1.90%, 12/01/2028	96,000	91,282
Aviation Capital Group LLC, 4.25%, 04/30/2029 (a)	91,000	91,013

Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (a)	$87,000	$90,484
AXIS Specialty Finance LLC, 3.90%, 07/15/2029	93,000	92,482
Bank of America Corp., 5.82% (SOFR + 1.57%), 09/15/2029	86,000	89,680
Bank of Montreal, 5.72%, 09/25/2028	87,000	90,687
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	91,000	91,135
Bank of Nova Scotia, 4.25% (SOFR + 0.73%), 02/02/2030	91,000	91,490
Barings BDC, Inc., 5.20%, 09/15/2028	91,000	90,033
BGC Group, Inc., 6.60%, 06/10/2029	88,000	92,409
BlackRock Funding, Inc., 4.70%, 03/14/2029	88,000	90,309
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/2028 (a)	97,000	91,584
Blackstone Private Credit Fund, 5.95%, 07/16/2029	92,000	92,758
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	95,000	88,987
Blue Owl Capital Corp., 5.95%, 03/15/2029	90,000	89,638
Blue Owl Credit Income Corp., 7.75%, 01/15/2029	89,000	92,457
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029 (c)	90,000	89,661
Boston Properties LP, 3.40%, 06/21/2029	95,000	92,538
Brighthouse Financial Global Funding, 5.65%, 06/10/2029 (a)	89,000	90,913
Brixmor Operating Partnership LP, 4.13%, 05/15/2029	92,000	92,126
Brookfield Finance, Inc., 4.85%, 03/29/2029	90,000	91,578
Brown & Brown, Inc., 4.50%, 03/15/2029	91,000	91,497
Camden Property Trust, 3.15%, 07/01/2029	95,000	92,456
Canadian Imperial Bank of Commerce, 4.28% (SOFR + 0.79%), 01/29/2030	91,000	91,547
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (a)	87,000	92,387
Capital One Financial Corp., 5.46% (SOFR + 1.56%), 07/26/2030	90,000	93,355

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Financials — 36.4% (b) (continued)
CBRE Services, Inc., 5.50%, 04/01/2029	$87,000	$90,355
Charles Schwab Corp., 6.20% (SOFR + 1.88%), 11/17/2029	86,000	91,049
CI Financial Corp., 7.50%, 05/30/2029 (a)	86,000	91,944
Citigroup, Inc., 5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030	91,000	93,744
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	89,000	93,036
CNA Financial Corp., 3.90%, 05/01/2029	91,000	90,329
CNO Global Funding, 4.38%, 09/08/2028 (a)	91,000	91,293
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	89,000	93,286
COPT Defense Properties LP, 2.00%, 01/15/2029	97,000	91,580
Corebridge Global Funding, 4.25%, 08/21/2028 (a)	91,000	91,090
Crown Castle, Inc., 5.60%, 06/01/2029	88,000	91,673
CubeSmart LP, 2.25%, 12/15/2028	96,000	91,512
Digital Realty Trust LP, 3.60%, 07/01/2029	94,000	92,785
Enact Holdings, Inc., 6.25%, 05/28/2029	88,000	92,344
Enstar Group Ltd., 4.95%, 06/01/2029	91,000	92,297
Equitable America Global Funding, 4.30%, 12/15/2028 (a)	91,000	91,431
ERP Operating LP, 3.00%, 07/01/2029	94,000	91,353
Essent Group Ltd., 6.25%, 07/01/2029	88,000	92,302
Essex Portfolio LP, 4.00%, 03/01/2029	91,000	90,815
Extra Space Storage LP, 4.00%, 06/15/2029	93,000	92,725
F&G Global Funding, 4.50%, 01/09/2029 (a)	91,000	90,334
Federal Realty OP LP, 3.20%, 06/15/2029	95,000	92,448
Fidelity National Financial, Inc., 4.50%, 08/15/2028	91,000	91,652
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	94,000	92,658

Fifth Third Bancorp, 4.77% (SOFR + 2.13%), 07/28/2030	$92,000	$93,496
Fiserv, Inc., 5.38%, 08/21/2028	87,000	89,171
Fortitude Global Funding, 4.63%, 10/06/2028 (a)	91,000	91,253
Franklin BSP Capital Corp., 7.20%, 06/15/2029	88,000	90,005
FS KKR Capital Corp., 7.88%, 01/15/2029	90,000	91,737
GATX Corp., 4.70%, 04/01/2029	90,000	91,608
Global Net Lease, Inc., 4.50%, 09/30/2028 (a)	93,000	91,191
Global Payments, Inc., 4.50%, 11/15/2028	91,000	91,314
Globe Life, Inc., 4.55%, 09/15/2028	90,000	90,713
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029	90,000	91,845
Goldman Sachs BDC, Inc., 5.10%, 01/28/2029	93,000	91,684
Goldman Sachs Group, Inc., 4.15% to 10/21/2028 then SOFR + 0.90%, 10/21/2029	91,000	91,041
Goldman Sachs Private Credit Corp., 5.38%, 01/31/2029 (a)	91,000	90,931
Golub Capital BDC, Inc., 6.00%, 07/15/2029	92,000	92,281
Golub Capital Private Credit Fund, 5.45%, 08/15/2028 (a)	90,000	90,028
Guardian Life Global Funding, 4.07%, 09/05/2028 (a)	91,000	91,181
Healthpeak OP LLC, 2.13%, 12/01/2028	96,000	91,291
Highwoods Realty LP, 4.20%, 04/15/2029	93,000	92,043
Horace Mann Educators Corp., 7.25%, 09/15/2028	85,000	91,012
Host Hotels & Resorts LP, 4.25%, 12/15/2028	92,000	92,412
HPS Corporate Lending Fund, 5.15%, 04/02/2029 (a)	91,000	90,286
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	89,000	93,463
Intercontinental Exchange, Inc., 3.95%, 12/01/2028	92,000	92,210
Invitation Homes Operating Partnership LP, 2.30%, 11/15/2028	97,000	92,281

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Financials — 36.4% (b) (continued)
Jackson National Life Global Funding, 3.05%, 06/21/2029 (a)	$96,000	$91,958
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028	87,000	93,029
JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), 07/22/2030	90,000	92,716
Kilroy Realty LP, 4.75%, 12/15/2028	92,000	92,446
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029 (a)	94,000	92,499
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (a)	93,000	92,270
Lazard Group LLC, 4.38%, 03/11/2029	91,000	91,264
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)	90,000	90,696
Lincoln Financial Global Funding, 4.20%, 01/12/2029 (a)	91,000	90,793
LPL Holdings, Inc., 6.75%, 11/17/2028	85,000	90,152
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029	85,000	92,181
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (a)	86,000	90,707
Macquarie Group Ltd., 5.03% (3 mo. Term SOFR + 2.01%), 01/15/2030 (a)	90,000	92,205
Main Street Capital Corp., 5.40%, 08/15/2028	91,000	91,418
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	91,000	91,946
Mastercard, Inc., 2.95%, 06/01/2029	95,000	92,529
MGIC Investment Corp., 5.25%, 08/15/2028	92,000	91,974
Mid-America Apartments LP, 3.95%, 03/15/2029 (c)	91,000	91,034
Morgan Stanley, 4.24% (SOFR + 0.80%), 01/09/2030	91,000	91,291
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/2029	90,000	91,879
Mutual of Omaha Cos. Global Funding, 5.45%, 12/12/2028 (a)	88,000	90,924
New Mountain Finance Corp., 6.88%, 02/01/2029	91,000	91,894

New York Life Global Funding, 4.05%, 02/02/2029 (a)	$91,000	$91,485
NNN REIT, Inc., 4.30%, 10/15/2028	90,000	90,613
North Haven Private Income Fund LLC, 5.13%, 09/25/2028 (a)	91,000	90,036
Northern Trust Corp., 3.15%, 05/03/2029	94,000	92,247
Northwestern Mutual Global Funding, 4.13%, 08/25/2028 (a)	91,000	91,506
Nuveen LLC, 4.00%, 11/01/2028 (a)	92,000	92,082
Oaktree Specialty Lending Corp., 7.10%, 02/15/2029	90,000	91,135
Oaktree Strategic Credit Fund, 6.50%, 07/23/2029	90,000	92,141
Pacific Life Global Funding II, 4.90%, 01/11/2029 (a)	90,000	92,150
PartnerRe Finance B LLC, 3.70%, 07/02/2029	94,000	92,566
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.25%, 07/01/2029 (a)	90,000	92,911
Piedmont Operating Partnership LP, 6.88%, 07/15/2029	86,000	91,392
PNC Financial Services Group, Inc., 5.49% (SOFR + 1.20%), 05/14/2030	89,000	92,925
Principal Life Global Funding II, 4.25%, 08/18/2028 (a)	91,000	91,320
Progressive Corp., 4.00%, 03/01/2029	91,000	91,453
Prologis LP, 4.00%, 09/15/2028	91,000	91,306
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	89,000	92,042
Prudential Financial, Inc., 5.70% (3 mo. LIBOR USD + 2.67%), 09/15/2048 (d)	88,000	88,892
Public Storage Operating Co., 5.13%, 01/15/2029	89,000	92,223
Radian Group, Inc., 6.20%, 05/15/2029	86,000	90,157
Realty Income Corp., 3.95%, 02/01/2029	91,000	91,178
Regions Financial Corp., 5.72% (SOFR + 1.49%), 06/06/2030	88,000	92,169
RenaissanceRe Holdings Ltd., 3.60%, 04/15/2029	93,000	91,413

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Financials — 36.4% (b) (continued)
RGA Global Funding, 4.35%, 08/25/2028 (a)	$91,000	$91,537
Royal Bank of Canada, 4.50% to 08/06/2028 then SOFR + 0.89%, 08/06/2029	90,000	91,093
Santander Holdings USA, Inc., 6.17% to 01/09/2029 then SOFR + 2.50%, 01/09/2030	88,000	91,843
SBL Holdings, Inc., 5.90%, 09/26/2028 (a)	91,000	88,251
SiriusPoint Ltd., 7.00%, 04/05/2029	86,000	90,612
Sixth Street Lending Partners, 6.50%, 03/11/2029	88,000	90,894
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/2029	89,000	90,263
State Street Corp., 5.68% to 11/21/2028 then SOFR + 1.48%, 11/21/2029	88,000	91,988
Store Capital LLC, 4.63%, 03/15/2029	91,000	91,389
Sun Communities Operating LP, 2.30%, 11/01/2028	96,000	91,695
Synchrony Financial, 5.94% (SOFR + 2.13%), 08/02/2030	90,000	93,398
Toronto-Dominion Bank, 4.11%, 10/13/2028	91,000	91,410
UDR, Inc., 4.40%, 01/26/2029	90,000	90,940
Unum Group, 4.00%, 06/15/2029	93,000	92,347
US Bancorp, 5.10% (SOFR + 1.25%), 07/23/2030	90,000	93,039
Ventas Realty LP, 4.40%, 01/15/2029	90,000	90,862
VICI Properties LP / VICI Note Co., Inc., 3.88%, 02/15/2029 (a)	93,000	91,696
WEA Finance LLC, 3.50%, 06/15/2029 (a)	95,000	92,616
Webster Financial Corp., 4.10%, 03/25/2029	93,000	92,588
Wells Fargo & Co., 4.18% (SOFR + 0.74%), 01/23/2030	91,000	91,324
Welltower OP LLC, 2.05%, 01/15/2029	96,000	91,263
Western-Southern Global Funding, 4.25%, 01/29/2029 (a)	91,000	91,441
Westpac Banking Corp., 5.05%, 04/16/2029	88,000	91,403
Willis North America, Inc., 4.50%, 09/15/2028	91,000	91,576

Wintrust Financial Corp., 4.85%, 06/06/2029	$91,000	$90,972
WP Carey, Inc., 3.85%, 07/15/2029	93,000	92,297
		14,927,439
Health Care — 8.3%
AbbVie, Inc., 4.80%, 03/15/2029	89,000	91,431
Advocate Health & Hospitals Corp., 3.83%, 08/15/2028	91,000	91,145
Amgen, Inc., 3.00%, 02/22/2029	95,000	92,683
Ascension Health, 4.08%, 11/15/2028	91,000	91,564
Astrazeneca Finance LLC, 4.85%, 02/26/2029	89,000	91,675
Baxter International, Inc., 4.45%, 02/15/2029	92,000	92,411
Becton Dickinson & Co., 5.08%, 06/07/2029	90,000	92,806
Bristol-Myers Squibb Co., 4.90%, 02/22/2029	91,000	93,942
Cardinal Health, Inc., 5.13%, 02/15/2029	91,000	93,855
Cigna Group, 5.00%, 05/15/2029	88,000	90,660
CSL Finance PLC, 4.05%, 04/27/2029 (a)	91,000	91,207
CVS Health Corp., 5.40%, 06/01/2029	90,000	93,542
Elevance Health, Inc., 4.00%, 09/15/2028	91,000	91,159
Eli Lilly & Co., 4.00%, 10/15/2028	91,000	91,770
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	91,000	91,396
GlaxoSmithKline Capital PLC, 3.38%, 06/01/2029	94,000	92,694
HCA, Inc., 3.38%, 03/15/2029	93,000	91,335
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/2029 (a)	90,000	92,604
Humana, Inc., 5.75%, 12/01/2028	88,000	91,115
IQVIA, Inc., 6.25%, 02/01/2029	89,000	93,547
Johnson & Johnson, 4.80%, 06/01/2029	90,000	93,183
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	88,000	90,816
Merck & Co., Inc., 3.85%, 03/15/2029	91,000	91,311

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Health Care — 8.3% (continued)
Novartis Capital Corp., 3.90%, 11/05/2028	$91,000	$91,400
PeaceHealth Obligated Group, 4.34%, 11/15/2028	91,000	91,651
Pfizer, Inc., 3.45%, 03/15/2029	92,000	91,342
Quest Diagnostics, Inc., 4.20%, 06/30/2029	91,000	91,648
Revvity, Inc., 1.90%, 09/15/2028	96,000	90,912
Sanofi SA, 3.80%, 11/03/2028	91,000	91,105
Solventum Corp., 5.40%, 03/01/2029	87,000	90,245
Stryker Corp., 4.85%, 12/08/2028	89,000	91,311
Sutter Health, 3.70%, 08/15/2028	91,000	90,623
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	90,000	92,973
Toledo Hospital, 5.33%, 11/15/2028	90,000	91,580
UnitedHealth Group, Inc., 4.70%, 04/15/2029	90,000	92,062
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	89,000	92,108
Zoetis, Inc., 4.15%, 08/17/2028	91,000	91,687
		3,398,498
Industrials — 9.8%
3M Co., 3.38%, 03/01/2029	93,000	91,597
Amphenol Corp., 3.90%, 11/15/2028	91,000	91,223
AP Moller - Maersk AS, 4.50%, 06/20/2029 (a)	91,000	92,097
Boeing Co., 6.30%, 05/01/2029	86,000	91,641
Caterpillar Financial Services Corp., 3.95%, 11/14/2028	92,000	92,471
CNH Industrial Capital LLC, 5.10%, 04/20/2029	88,000	90,496
CSX Corp., 4.25%, 03/15/2029	91,000	92,149
Cummins, Inc., 4.90%, 02/20/2029	90,000	92,849
Element Fleet Management Corp., 6.32%, 12/04/2028 (a)	86,000	90,724
Emerson Electric Co., 2.00%, 12/21/2028	96,000	91,687
Entegris, Inc., 4.75%, 04/15/2029 (a)	91,000	91,109
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (a)	91,000	91,208
GFL Environmental, Inc., 3.50%, 09/01/2028 (a)	93,000	90,991

GXO Logistics, Inc., 6.25%, 05/06/2029	$86,000	$90,883
Honeywell International, Inc., 4.25%, 01/15/2029	91,000	92,076
Howmet Aerospace, Inc., 3.00%, 01/15/2029	94,000	91,754
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	96,000	91,599
Ingersoll Rand, Inc., 5.18%, 06/15/2029	88,000	91,197
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	86,000	90,353
John Deere Capital Corp., 4.85%, 06/11/2029	90,000	92,903
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/2029	88,000	92,030
L3Harris Technologies, Inc., 5.05%, 06/01/2029	90,000	92,763
Lennox International, Inc., 5.50%, 09/15/2028	86,000	88,974
Lockheed Martin Corp., 4.15%, 08/15/2028	90,000	90,879
MasTec, Inc., 5.90%, 06/15/2029	88,000	92,365
Nordson Corp., 5.60%, 09/15/2028	87,000	90,019
Northrop Grumman Corp., 4.60%, 02/01/2029	90,000	91,753
Otis Worldwide Corp., 5.25%, 08/16/2028	89,000	91,792
PACCAR Financial Corp., 4.00%, 11/07/2028	91,000	91,644
Parker-Hannifin Corp., 3.25%, 06/14/2029	93,000	91,154
Pentair Finance Sarl, 4.50%, 07/01/2029	92,000	92,869
Quanta Services, Inc., 4.30%, 08/09/2028	91,000	91,721
Republic Services, Inc., 4.88%, 04/01/2029	88,000	90,417
Rockwell Automation, Inc., 3.50%, 03/01/2029	91,000	89,983
RTX Corp., 5.75%, 01/15/2029	87,000	91,408
Ryder System, Inc., 5.50%, 06/01/2029	88,000	91,712
Timken Co., 4.50%, 12/15/2028	91,000	91,792
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	91,000	91,032
Union Pacific Corp., 3.70%, 03/01/2029	91,000	90,737

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Industrials — 9.8% (continued)
United Parcel Service, Inc., 3.40%, 03/15/2029	$93,000	$92,165
Veralto Corp., 5.35%, 09/18/2028	88,000	90,846
Waste Connections, Inc., 3.50%, 05/01/2029	93,000	92,272
Waste Management, Inc., 3.88%, 01/15/2029	92,000	92,131
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (e)	91,000	92,417
		4,025,882
Materials — 4.2%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	91,000	93,101
Amcor Group Finance PLC, 5.45%, 05/23/2029	89,000	92,607
ArcelorMittal SA, 4.25%, 07/16/2029	91,000	91,458
Avery Dennison Corp., 4.88%, 12/06/2028	90,000	91,837
BHP Billiton Finance USA Ltd., 5.10%, 09/08/2028	86,000	88,587
Cabot Corp., 4.00%, 07/01/2029	91,000	90,970
Dow Chemical Co., 4.80%, 11/30/2028	91,000	92,480
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (a)	90,000	91,229
Eastman Chemical Co., 5.00%, 08/01/2029	90,000	92,379
Glencore Funding LLC, 5.37%, 04/04/2029 (a)	88,000	91,144
International Flavors & Fragrances, Inc., 4.45%, 09/26/2028	91,000	91,664
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (a)	95,000	92,497
Mosaic Co., 4.35%, 01/15/2029	92,000	92,732
Nutrien Ltd., 4.20%, 04/01/2029	93,000	93,360
RPM International, Inc., 4.55%, 03/01/2029	90,000	91,369
Sherwin-Williams Co., 4.30%, 08/15/2028	91,000	91,764
Steel Dynamics, Inc., 4.00%, 12/15/2028	92,000	92,059
Suzano Austria GmbH, 2.50%, 09/15/2028	94,000	89,966
WRKCo, Inc., 4.90%, 03/15/2029	88,000	90,042
		1,741,245

Technology — 8.4%
Adobe, Inc., 4.80%, 04/04/2029	$88,000	$90,330
Analog Devices, Inc., 1.70%, 10/01/2028	97,000	92,092
Apple, Inc., 1.40%, 08/05/2028	96,000	91,252
Applied Materials, Inc., 4.80%, 06/15/2029	90,000	92,695
Atlassian Corp., 5.25%, 05/15/2029	91,000	92,582
Booz Allen Hamilton, Inc., 4.00%, 07/01/2029 (a)	93,000	90,980
Broadcom, Inc., 5.05%, 07/12/2029	90,000	93,060
CDW LLC / CDW Finance Corp., 3.28%, 12/01/2028	94,000	91,697
Cisco Systems, Inc., 4.85%, 02/26/2029	89,000	91,660
Concentrix Corp., 6.60%, 08/02/2028 (c)	87,000	87,309
Constellation Software, Inc./Canada, 5.16%, 02/16/2029 (a)	92,000	93,446
Dell International LLC / EMC Corp., 4.15%, 02/15/2029	91,000	91,285
DXC Technology Co., 2.38%, 09/15/2028	96,000	90,537
Flex Ltd., 4.88%, 06/15/2029	91,000	92,671
Gartner, Inc., 3.63%, 06/15/2029 (a)	97,000	92,064
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/2029	89,000	92,409
Hewlett Packard Enterprise Co., 4.15%, 09/15/2028	91,000	91,204
HP, Inc., 4.00%, 04/15/2029	91,000	90,410
Intel Corp., 1.60%, 08/12/2028	97,000	91,698
Intuit, Inc., 5.13%, 09/15/2028	89,000	91,584
Jabil, Inc., 4.20%, 02/01/2029	91,000	91,131
KLA Corp., 4.10%, 03/15/2029	91,000	91,521
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	97,000	89,302
Lam Research Corp., 4.00%, 03/15/2029	91,000	91,403
Marvell Technology, Inc., 5.75%, 02/15/2029	89,000	92,948
Microchip Technology, Inc., 5.05%, 03/15/2029	88,000	90,347
Moody’s Corp., 4.25%, 02/01/2029	91,000	91,934
Motorola Solutions, Inc., 5.00%, 04/15/2029	87,000	89,431
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028	91,000	91,570

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Technology — 8.4% (continued)
Oracle Corp., 4.80%, 08/03/2028	$90,000	$90,986
Roper Technologies, Inc., 4.25%, 09/15/2028	91,000	91,356
S&P Global, Inc., 2.70%, 03/01/2029	94,000	90,868
Take-Two Interactive Software, Inc., 5.40%, 06/12/2029	88,000	91,194
TD SYNNEX Corp., 4.30%, 01/17/2029	91,000	91,024
Texas Instruments, Inc., 4.60%, 02/08/2029	91,000	93,238
Verisk Analytics, Inc., 4.13%, 03/15/2029	91,000	91,264
VMware LLC, 1.80%, 08/15/2028	94,000	89,376
Workday, Inc., 3.70%, 04/01/2029	93,000	91,457
		3,471,315
Utilities — 8.3%
AEP Texas, Inc., 5.45%, 05/15/2029	88,000	91,643
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (a)	86,000	90,417
Ameren Corp., 5.00%, 01/15/2029	90,000	92,536
American Water Capital Corp., 3.45%, 06/01/2029	94,000	92,773
Boston Gas Co., 3.00%, 08/01/2029 (a)	96,000	92,703
CenterPoint Energy, Inc., 5.40%, 06/01/2029	88,000	91,525
Connecticut Light and Power Co., 4.65%, 01/01/2029	90,000	91,920
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028	92,000	92,602
Constellation Energy Generation LLC, 4.63%, 02/01/2029 (a)	92,000	91,984
Consumers Energy Co., 4.60%, 05/30/2029	90,000	92,034
DTE Energy Co., 5.10%, 03/01/2029	89,000	91,571
Duke Energy Corp., 4.85%, 01/05/2029	90,000	92,230
Edison International, 5.45%, 06/15/2029	90,000	92,408
Entergy Texas, Inc., 4.00%, 03/30/2029	91,000	91,235
Essential Utilities, Inc., 3.57%, 05/01/2029	94,000	92,622

Utilities — 8.3% (continued)
Exelon Corp., 5.15%, 03/15/2029	$88,000	$90,908
Florida Power & Light Co., 5.15%, 06/15/2029	90,000	93,654
Georgia Power Co., 4.00%, 10/01/2028	91,000	91,486
Jersey Central Power & Light Co., 4.15%, 01/15/2029 (a)	91,000	91,210
Liberty Utilities Co., 5.58%, 01/31/2029 (a)	89,000	91,893
National Fuel Gas Co., 4.75%, 09/01/2028	91,000	92,320
National Rural Utilities Cooperative Finance Corp., 4.15%, 08/25/2028	91,000	91,628
New York State Electric & Gas Corp., 5.65%, 08/15/2028 (a)	88,000	91,298
NiSource, Inc., 5.20%, 07/01/2029	90,000	93,144
NRG Energy, Inc., 4.45%, 06/15/2029 (a)	91,000	91,037
OGE Energy Corp., 5.45%, 05/15/2029	89,000	92,717
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/2029	86,000	90,244
ONE Gas, Inc., 5.10%, 04/01/2029	89,000	91,972
Pacific Gas and Electric Co., 5.55%, 05/15/2029	88,000	91,502
PacifiCorp, 5.10%, 02/15/2029	91,000	93,588
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	88,000	90,937
San Diego Gas & Electric Co., 4.95%, 08/15/2028	88,000	90,308
Tampa Electric Co., 4.90%, 03/01/2029	89,000	91,362
United Utilities PLC, 6.88%, 08/15/2028	84,000	89,380
Virginia Electric and Power Co., 2.88%, 07/15/2029	95,000	91,867
Vistra Operations Co. LLC, 4.30%, 10/15/2028 (a)	91,000	91,182
Wisconsin Electric Power Co., 3.95%, 03/01/2029	91,000	91,206
		3,395,046
TOTAL CORPORATE BONDS (Cost $40,333,493)		40,502,466

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONCLUDED)

February 28, 2026 (Unaudited)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (f)	174,863	$174,863
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $174,863)		174,863

TOTAL INVESTMENTS — 99.1% (Cost $40,508,356)		40,677,329
Other Assets in Excess of Liabilities — 0.9%		349,556
TOTAL NET ASSETS — 100.0%		$41,026,885

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $7,866,907 or 19.2% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $171,498.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 98.6%
Communications — 4.9%
Alphabet, Inc., 4.70%, 11/15/2035	$128,000	$129,576
AT&T, Inc., 4.90%, 11/01/2035	130,000	130,283
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.85%, 12/01/2035	128,000	128,793
Comcast Corp., 3.20%, 07/15/2036	150,000	130,196
Meta Platforms, Inc., 4.88%, 11/15/2035	128,000	129,183
Paramount Global, 6.88%, 04/30/2036	128,000	116,272
Telefonica Emisiones SA, 7.05%, 06/20/2036	114,000	128,981
T-Mobile USA, Inc., 5.00%, 02/15/2036	128,000	128,785
Uber Technologies, Inc., 4.80%, 09/15/2035	126,000	125,148
Verizon Communications, Inc., 5.00%, 01/15/2036	128,000	128,567
Walt Disney Co., 6.40%, 12/15/2035	114,000	129,578
		1,405,362
Consumer Discretionary — 8.0%
Amazon.com, Inc., 4.65%, 11/20/2035	128,000	128,599
American Honda Finance Corp., 5.10%, 01/08/2036	128,000	129,089
BMW US Capital LLC, 5.20%, 08/11/2035 (a)	124,000	126,915
DR Horton, Inc., 5.50%, 10/15/2035	124,000	130,303
eBay, Inc., 5.13%, 11/06/2035	126,000	127,218
General Motors Financial Co., Inc., 5.45%, 01/08/2036	126,000	128,188
Gildan Activewear, Inc., 5.40%, 10/07/2035 (a)	126,000	127,539
Home Depot, Inc., 4.65%, 09/15/2035	128,000	127,940
Hyatt Hotels Corp., 5.40%, 12/15/2035	126,000	128,575
Lowe’s Cos., Inc., 4.85%, 10/15/2035	128,000	127,847
Marriott International, Inc., 5.25%, 10/15/2035	124,000	127,053
McDonald’s Corp., 5.00%, 02/13/2036	127,000	130,140
Northwestern University, 4.94%, 12/01/2035	124,000	128,301
President and Fellows of Harvard College, 5.26%, 03/15/2036	120,000	128,443

Royal Caribbean Cruises Ltd., 5.38%, 01/15/2036	$128,000	$130,676
Southwest Airlines Co., 5.25%, 11/15/2035	129,000	127,976
Toyota Motor Credit Corp., 4.80%, 01/11/2036	128,000	129,132
Trustees of Columbia University in the City of New York, 4.36%, 10/01/2035	128,000	127,485
		2,311,419
Consumer Staples — 5.8%
Alimentation Couche-Tard, Inc., 5.08%, 09/29/2035 (a)	125,000	126,709
Altria Group, Inc., 5.25%, 08/06/2035	123,000	126,016
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	131,000	131,276
Archer-Daniels-Midland Co., 5.38%, 09/15/2035	121,000	128,860
BAT Capital Corp., 5.63%, 08/15/2035	119,000	125,456
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035	127,000	130,193
Constellation Brands, Inc., 4.95%, 11/01/2035	127,000	127,108
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.50%, 01/15/2036	127,000	130,417
Philip Morris International, Inc., 4.63%, 10/29/2035	132,000	130,604
Procter & Gamble Co., 4.35%, 11/03/2035	129,000	128,495
Sysco Corp., 5.38%, 09/21/2035	122,000	127,168
Target Corp., 5.25%, 02/15/2036	122,000	126,725
Walmart, Inc., 5.25%, 09/01/2035	119,000	127,076
		1,666,103
Energy — 10.2%
Antero Resources Corp., 5.40%, 02/01/2036	128,000	128,128
Boardwalk Pipelines LP, 5.38%, 02/15/2036	126,000	127,935
Cenovus Energy, Inc., 5.40%, 03/20/2036	126,000	128,228
Cheniere Energy Partners LP, 5.55%, 10/30/2035	123,000	127,921
Chevron USA, Inc., 4.85%, 10/15/2035	123,000	126,329

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Energy — 10.2% (continued)
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	$128,000	$131,420
Enbridge, Inc., 5.20%, 11/20/2035	126,000	128,487
Energy Transfer LP, 5.35%, 01/15/2036	128,000	130,044
Enterprise Products Operating LLC, 5.20%, 01/15/2036	127,000	130,930
EOG Resources, Inc., 5.35%, 01/15/2036	126,000	130,900
Equinor ASA, 4.75%, 11/14/2035	129,000	129,760
Halliburton Co., 4.85%, 11/15/2035	129,000	128,967
MPLX LP, 5.40%, 09/15/2035	124,000	126,590
ONEOK, Inc., 5.40%, 10/15/2035	123,000	125,367
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056	124,000	125,625
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	127,000	130,316
Santos Finance Ltd., 5.75%, 11/13/2035 (a)	126,000	128,785
Shell Finance US, Inc., 4.75%, 01/06/2036	128,000	129,490
Targa Resources Corp., 5.40%, 07/30/2036	126,000	128,321
TotalEnergies Capital USA LLC, 4.86%, 01/13/2036	128,000	129,372
TransCanada PipeLines Ltd., 5.85%, 03/15/2036	120,000	127,936
Western Midstream Operating LP, 5.50%, 12/15/2035	128,000	129,136
Williams Cos., Inc., 5.15%, 03/15/2036	128,000	129,422
		2,959,409
Financials — 23.3%
Affiliated Managers Group, Inc., 5.50%, 02/15/2036	126,000	127,150
Alexandria Real Estate Equities, Inc., 5.50%, 10/01/2035	124,000	127,331
Allstate Corp., 5.95%, 04/01/2036	119,000	129,006
American Express Co., 4.80% to 10/24/2035 then SOFR + 1.24%, 10/24/2036	129,000	127,784
American Financial Group, Inc./OH, 5.00%, 09/23/2035	129,000	127,714
Apollo Global Management, Inc., 5.15%, 08/12/2035	127,000	125,778

Assurant, Inc., 5.55%, 02/15/2036	$124,000	$126,004
Athene Global Funding, 5.54%, 08/22/2035 (a)(b)	124,000	123,752
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/2036	127,000	125,721
Brookfield Asset Management Ltd., 5.30%, 01/15/2036	126,000	125,389
Brookfield Finance, Inc., 5.33%, 01/15/2036	128,000	127,675
Capital One Financial Corp., 5.20% to 09/11/2035 then SOFR + 1.63%, 09/11/2036	128,000	127,691
Carlyle Group, Inc., 5.05%, 09/19/2035	129,000	127,200
Charles Schwab Corp., 4.91% to 11/14/2035 then SOFR + 1.23%, 11/14/2036	129,000	129,009
Chubb INA Holdings LLC, 4.90%, 08/15/2035	124,000	125,911
Citigroup, Inc., 5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	125,000	127,106
CNA Financial Corp., 5.20%, 08/15/2035	125,000	125,791
CubeSmart LP, 5.13%, 11/01/2035 (b)	126,000	128,247
Essential Properties LP, 5.40%, 12/01/2035	126,000	128,204
Essex Portfolio LP, 4.88%, 02/15/2036	130,000	128,541
Fifth Third Bancorp, 5.14% (SOFR + 1.24%), 01/29/2037	128,000	128,245
Fiserv, Inc., 5.25%, 08/11/2035	125,000	125,010
Global Payments, Inc., 5.55%, 11/15/2035	127,000	126,308
Goldman Sachs Group, Inc., 5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	128,000	127,063
Hanover Insurance Group, Inc., 5.50%, 09/01/2035	123,000	125,806
Huntington Bancshares, Inc./OH, 5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	128,000	128,577
Jefferies Financial Group, Inc., 5.50%, 02/15/2036	128,000	125,578
JPMorgan Chase & Co., 4.90% (SOFR + 1.07%), 01/22/2037	128,000	128,692
KeyCorp, 5.31% (SOFR + 1.37%), 01/28/2037	128,000	129,042
Kilroy Realty LP, 5.88%, 10/15/2035	124,000	122,224

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Financials — 23.3% (continued)
Kimco Realty OP LLC, 5.30%, 02/01/2036	$122,000	$126,656
KKR & Co., Inc., 5.10%, 08/07/2035	125,000	123,333
Lincoln National Corp., 5.35%, 11/15/2035	126,000	122,998
Manulife Financial Corp., 4.99%, 12/11/2035	130,000	130,358
Morgan Stanley, 5.31% (5 yr. CMT Rate + 1.17%), 01/18/2041	128,000	127,346
Northern Trust Corp., 5.12% to 11/19/2035 then 5 yr. CMT Rate + 1.05%, 11/19/2040	127,000	127,260
PNC Financial Services Group, Inc., 5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	128,000	129,249
Prologis Targeted US Logistics Fund LP, 4.75%, 01/15/2036 (a)	132,000	130,417
Protective Life Corp., 5.35%, 12/15/2035 (a)	126,000	127,905
Raymond James Financial, Inc., 4.90%, 09/11/2035	126,000	125,682
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	121,000	125,157
Simon Property Group LP, 5.13%, 10/01/2035	124,000	126,997
State Street Corp., 4.78% to 10/23/2035 then SOFR + 1.22%, 10/23/2036	127,000	126,788
Toronto-Dominion Bank, 4.93%, 10/15/2035	127,000	128,097
TPG Operating Group II LP, 5.38%, 01/15/2036	130,000	128,580
Travelers Cos., Inc., 6.75%, 06/20/2036	110,000	127,090
Truist Financial Corp., 4.96% to 10/23/2035 then SOFR + 1.40%, 10/23/2036	127,000	126,621
Unum Group, 5.25%, 12/15/2035	128,000	126,886
US Bancorp, 5.03% to 01/26/2036 then SOFR + 1.10%, 01/26/2037	128,000	129,233
Ventas Realty LP, 5.00%, 02/15/2036	128,000	127,891
Visa, Inc., 4.15%, 12/14/2035	131,000	128,254
Wells Fargo & Co., 4.96% (SOFR + 1.10%), 01/23/2037	128,000	128,441

Willis North America, Inc., 5.15%, 03/15/2036	$128,000	$128,288
		6,737,076
Health Care — 11.1%
AbbVie, Inc., 4.30%, 05/14/2036	132,000	127,935
Aetna, Inc., 6.63%, 06/15/2036	116,000	129,176
Ascension Health, 4.92%, 11/15/2035	126,000	128,643
Baxter International, Inc., 5.65%, 12/15/2035 (b)	125,000	127,132
Boston Scientific Corp., 6.25%, 11/15/2035 (c)	115,000	130,416
Cardinal Health, Inc., 5.15%, 09/15/2035	124,000	126,882
Cigna Group, 5.25%, 01/15/2036	128,000	131,408
CommonSpirit Health, 4.98%, 09/01/2035	129,000	129,807
CVS Health Corp., 5.45%, 09/15/2035	125,000	128,880
Elevance Health, Inc., 5.00%, 01/15/2036	131,000	131,585
Eli Lilly & Co., 4.90%, 10/15/2035	124,000	126,990
GE HealthCare Technologies, Inc., 4.95%, 12/15/2035	130,000	130,726
Gilead Sciences, Inc., 4.60%, 09/01/2035	130,000	129,821
HCA, Inc., 4.90%, 11/15/2035	130,000	129,419
Johnson & Johnson, 3.55%, 03/01/2036	137,000	127,619
Merck & Co., Inc., 4.75%, 12/04/2035	130,000	131,259
Novartis Capital Corp., 4.60%, 11/05/2035	129,000	129,661
Orlando Health Obligated Group, 5.48%, 10/01/2035	120,000	127,649
Pfizer, Inc., 4.88%, 11/15/2035	126,000	128,411
Royalty Pharma PLC, 5.20%, 09/25/2035	124,000	125,945
Sutter Health, 5.54%, 08/15/2035	120,000	127,509
Thermo Fisher Scientific, Inc., 4.79%, 10/07/2035	129,000	130,141
UnitedHealth Group, Inc., 5.80%, 03/15/2036	118,000	126,617
VSP Optical Group, Inc., 5.45%, 12/01/2035 (a)	126,000	127,972
Zoetis, Inc., 5.00%, 08/17/2035	126,000	128,470
		3,220,073

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
Industrials — 8.9%
Amphenol Corp., 4.63%, 02/15/2036	$129,000	$128,147
Canadian National Railway Co., 4.75%, 11/12/2035	126,000	127,875
Canadian Pacific Railway Co., 4.80%, 09/15/2035	126,000	127,895
Caterpillar, Inc., 5.30%, 09/15/2035	120,000	128,146
Dover Corp., 5.38%, 10/15/2035	121,000	129,383
Fedex Freight Holding Co., Inc., 5.25%, 03/15/2036 (a)	128,000	127,565
General Dynamics Corp., 4.95%, 08/15/2035	123,000	127,189
General Electric Co., 4.90%, 01/29/2036	129,000	132,229
Honeywell International, Inc., 5.70%, 03/15/2036	120,000	129,647
Hubbell, Inc., 4.80%, 11/15/2035	128,000	128,636
Johnson Controls International PLC, 6.00%, 01/15/2036	121,000	132,175
Lockheed Martin Corp., 5.00%, 08/15/2035	125,000	129,178
Otis Worldwide Corp., 5.13%, 09/04/2035	123,000	126,552
Quanta Services, Inc., 5.10%, 08/09/2035	125,000	127,192
RTX Corp., 6.05%, 06/01/2036	116,000	128,673
Textron, Inc., 4.95%, 03/15/2036	127,000	127,710
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/2036 (a)(b)	127,000	128,551
Tyco Electronics Group SA, 4.88%, 02/09/2036	128,000	129,935
Union Pacific Corp., 2.89%, 04/06/2036	153,000	131,402
Waste Connections, Inc., 5.25%, 09/01/2035	119,000	124,518
		2,572,598
Materials — 6.6%
Amrize Finance US LLC, 7.13%, 07/15/2036	110,000	128,936
Barrick Mining Corp., 6.45%, 10/15/2035	116,000	129,644
BHP Billiton Finance USA Ltd., 5.00%, 02/15/2036	124,000	127,492
Carlisle Cos., Inc., 5.25%, 09/15/2035	123,000	126,935
CF Industries, Inc., 5.30%, 11/26/2035	126,000	128,133
CRH America Finance, Inc., 5.00%, 02/09/2036	125,000	126,505

Dow Chemical Co., 5.65%, 03/15/2036 (b)	$126,000	$126,175
Eagle Materials, Inc., 5.00%, 03/15/2036	130,000	128,833
Ecolab, Inc., 5.00%, 09/01/2035	122,000	125,993
International Paper Co., 5.00%, 09/15/2035	125,000	126,189
LYB International Finance III LLC, 5.88%, 01/15/2036	126,000	127,294
Packaging Corp. of America, 5.20%, 08/15/2035	124,000	127,085
Sherwin-Williams Co., 5.15%, 08/15/2035	121,000	124,337
Suzano Netherlands BV, 5.50%, 01/15/2036	128,000	128,959
Westlake Corp., 5.55%, 11/15/2035	126,000	127,908
		1,910,418
Technology — 7.0%
Apple, Inc., 4.50%, 02/23/2036	124,000	126,863
Applied Materials, Inc., 4.60%, 01/15/2036	132,000	131,288
Broadcom, Inc., 4.95%, 01/15/2036	128,000	129,531
Dell International LLC / EMC Corp., 5.10%, 02/15/2036	128,000	128,343
Flex Ltd., 5.38%, 11/13/2035	126,000	127,337
Gartner, Inc., 5.60%, 11/20/2035	126,000	120,688
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (b)(c)	117,000	126,778
Micron Technology, Inc., 6.05%, 11/01/2035	117,000	127,192
Microsoft Corp., 4.20%, 11/03/2035	127,000	127,769
Motorola Solutions, Inc., 5.55%, 08/15/2035	122,000	128,402
MSCI, Inc., 5.15%, 03/15/2036	127,000	125,764
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.25%, 08/19/2035	123,000	125,630
Oracle Corp., 5.20%, 09/26/2035	132,000	127,568
Roper Technologies, Inc., 5.10%, 09/15/2035 (b)	127,000	126,589
S&P Global, Inc., 4.80%, 12/04/2035 (a)	130,000	130,236
TD SYNNEX Corp., 5.30%, 10/10/2035	127,000	126,296
		2,036,274

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (concluded)

February 28, 2026 (Unaudited)

	Par	Value
Utilities — 12.8%
American Electric Power Co., Inc., 6.05% to 03/15/2036 then 5 yr. CMT Rate + 1.94%, 03/15/2056	$126,000	$126,456
Atmos Energy Corp., 5.20%, 08/15/2035	121,000	126,309
CenterPoint Energy Houston Electric LLC, 4.95%, 08/15/2035	124,000	125,976
Cleco Power LLC, 5.30%, 01/15/2036 (a)	126,000	128,377
Consolidated Edison Co. of New York, Inc., 6.20%, 06/15/2036	116,000	128,327
DTE Energy Co., 5.05%, 10/01/2035 (b)	125,000	126,087
Duke Energy Florida LLC, 4.85%, 12/01/2035	128,000	128,959
Electricite de France SA, 4.75%, 10/13/2035 (a)	127,000	127,259
Entergy Arkansas LLC, 4.95%, 01/15/2036	128,000	129,203
Essential Utilities, Inc., 5.25%, 08/15/2035	123,000	126,197
Evergy Missouri West, Inc., 5.25%, 12/15/2035 (a)	126,000	127,634
Florida Power & Light Co., 4.70%, 02/15/2036	128,000	128,364
Iberdrola International BV, 6.75%, 07/15/2036	112,000	129,954
Indianapolis Power & Light Co., 5.05%, 08/15/2035 (a)	126,000	128,938
Jersey Central Power & Light Co., 5.15%, 01/15/2036 (a)	127,000	130,185
New York State Electric & Gas Corp., 5.05%, 08/15/2035 (a)	125,000	127,126
Niagara Mohawk Power Corp., 5.11%, 01/12/2036 (a)	128,000	129,143
Northwest Natural Holding Co., 7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.70%, 09/15/2055	119,000	124,184
NRG Energy, Inc., 5.41%, 10/15/2035 (a)	126,000	127,323
Pacific Gas and Electric Co., 6.00%, 08/15/2035	119,000	126,590
PacifiCorp, 6.10%, 08/01/2036	123,000	130,437
PECO Energy Co., 4.88%, 09/15/2035	128,000	129,838
Public Service Co. of Colorado, 5.15%, 09/15/2035	123,000	125,615
Public Service Electric and Gas Co., 4.90%, 08/15/2035	124,000	126,302

Southern California Edison Co., 5.63%, 02/01/2036	$128,000	$131,903
Southern Power Co., 4.90%, 10/01/2035	128,000	127,807
Spire, Inc., 6.45% (5 yr. CMT Rate + 2.33%), 06/01/2056	126,000	128,998
Virginia Electric and Power Co., 4.90%, 09/15/2035	127,000	127,365
Vistra Operations Co. LLC, 5.35%, 01/31/2036 (a)	128,000	128,934
		3,709,790
TOTAL CORPORATE BONDS (Cost $28,154,306)		28,528,522

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (d)	960,291	960,291
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $960,291)		960,291

TOTAL INVESTMENTS — 101.9% (Cost $29,114,597)		29,488,813
Liabilities in Excess of Other Assets — (1.9)%		(539,690)
TOTAL NET ASSETS — 100.0%		$28,949,123

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $2,692,685 or 9.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $942,881.
(c)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

F/m Opportunistic Income ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 27.2%
Consumer Discretionary — 1.7%
American Airlines 2017-1 Class A Pass Through Trust, Series 2017-1, 4.00%, 02/15/2029	$136,200	$132,453
Ford Motor Co., 3.25%, 02/12/2032	741,000	666,377
		798,830
Consumer Staples — 1.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029 (a)	693,000	681,654

Energy — 6.5%
Coterra Energy Operating Co., 4.38%, 03/15/2029	263,000	256,676
Expand Energy Corp., 5.38%, 03/15/2030	829,000	842,007
Phillips 66 Partners LP
3.55%, 10/01/2026	48,000	47,552
3.75%, 03/01/2028 (b)	750,000	733,011
3.15%, 12/15/2029	388,000	364,882
Transcanada Trust, 5.88% to 08/15/2026 then 3 mo. LIBOR USD + 4.64%, 08/15/2076 (c)	813,000	815,124
		3,059,252
Financials — 9.7%
Antares Holdings LP, 6.35%, 10/23/2029 (a)	1,050,000	1,075,159
Ares Capital Corp., 5.80%, 03/08/2032 (b)	882,000	878,490
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	684,000	676,275
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	958,000	958,578
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	956,000	964,411
		4,552,913
Health Care — 2.0%
CVS Pass-Through Trust
7.51%, 01/10/2032 (a)	744,587	796,116
5.77%, 01/10/2033 (a)	129,702	132,425
		928,541
Industrials — 3.1%
Concentrix Corp., 6.85%, 08/02/2033 (b)	620,000	597,192

GXO Logistics, Inc., 6.25%, 05/06/2029	$800,000	$845,420
		1,442,612
Information Technology — 1.3%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	689,000	583,101

Utilities — 1.4%
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	663,000	654,717
TOTAL CORPORATE BONDS (Cost $12,560,854)		12,701,620

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.4%
Chase Mortgage Finance Corp., Series 2023-1, Class A4, 6.00%, 06/25/2054 (a)(d)	623,479	631,041
Citigroup Mortgage Loan Trust, Inc., Series 2024-INV2, Class A3B, 6.50%, 06/25/2054 (a)(d)	418,886	428,465
Federal National Mortgage Association
Series 2024-25, Class AD, 5.00%, 03/25/2044	1,138,447	1,146,597
Series 2024-26, Class AB, 5.00%, 04/25/2050	580,168	583,473
Government National Mortgage Association
Series 2023-131, Class BT, 4.00%, 03/20/2049	825,061	821,000
Series 2025-178, Class GP, 6.50%, 08/20/2055	985,369	1,014,512
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class C, 5.51%, 09/10/2038 (a)(d)	500,000	500,636
JP Morgan Mortgage Trust
Series 2019-HYB1, Class B3, 5.02%, 10/25/2049 (a)(d)	329,882	333,590
Series 2022-6, Class A12, 3.00%, 11/25/2052 (a)(d)	509,875	493,132
Series 2024-12, Class A4, 6.00%, 06/25/2055 (a)(d)	882,920	888,904
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.83%, 09/25/2032 (d)	242,525	233,824
Provident Funding Mortgage Trust
Series 2025-1, Class A3, 5.50%, 02/25/2055 (a)(d)	809,184	820,920

The accompanying notes are an integral part of the financial statements.

F/m Opportunistic Income ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 25.4% (continued)
Series 2025-2, Class A4, 5.50%, 06/25/2055 (a)(d)	$1,228,347	$1,236,109
RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 06/25/2054 (a)(d)	508,706	518,992
Sequoia Mortgage Trust, Series 2024-8, Class A20, 5.50%, 09/25/2054 (a)(d)	722,445	724,378
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class A1A, 4.51% (1 mo. Term SOFR + 0.83%), 11/25/2034	274,992	269,290
Series 2005-AR2, Class 1A1A, 4.45% (1 mo. Term SOFR + 0.77%), 01/25/2045	745,884	744,591
Series 2005-AR2, Class 2A23, 4.55% (1 mo. Term SOFR + 0.87%), 01/25/2045	340,755	336,223
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A6, 6.41%, 07/25/2034 (d)	162,635	164,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,794,798)		11,890,484

	Shares
EXCHANGE TRADED FUNDS — 19.9%
F/m 3-Year Investment Grade Corporate Bond ETF (e)	34,230	1,755,763
F/m High Yield 100 ETF (e)	90,113	4,710,378
F/m US Treasury 3 Year Note ETF (e)	3,300	165,148
F/m US Treasury 5 Year Note ETF (e)	53,460	2,657,764
TOTAL EXCHANGE TRADED FUNDS (Cost $9,195,487)		9,289,053

	Par
ASSET-BACKED SECURITIES — 10.0%
ACE Securities Corp., Series 2003-NC1, Class A2A, 4.63% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	209,183

Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.68% (1 mo. Term SOFR + 0.89%), 10/25/2034	$203,105	$194,077
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	478,750	470,671
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	1,015,000	1,000,498
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (a)	584,200	570,329
JP Morgan Mortgage Trust, Series 2025-CES2, Class A1, 5.59%, 06/25/2055 (a)(d)	772,080	780,220
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 4.41% (1 mo. Term SOFR + 0.73%), 08/25/2033	490,272	480,332
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	500,000	508,403
SBA Depositor LLC, Series 2021-3, 2.59%, 10/15/2031 (a)	519,000	469,004
TOTAL ASSET-BACKED SECURITIES (Cost $4,624,968)		4,682,717

MUNICIPAL BONDS — 8.4%
Alvarado Independent School District, 5.00%, 02/15/2047	405,000	423,090
Crowley Independent School District, 5.00%, 02/01/2048	525,000	551,954
Eagle Mountain & Saginaw Independent School District, 5.00%, 08/15/2055	750,000	786,106
La Vernia Independent School District, 5.00%, 02/15/2050	650,000	686,786
Northwest Independent School District, 5.25%, 02/15/2055	700,000	746,765
Princeton Independent School District, 5.00%, 02/15/2054	685,000	713,406
TOTAL MUNICIPAL BONDS (Cost $3,814,322)		3,908,107

U.S. TREASURY SECURITIES — 4.4%
United States Treasury Note/Bond
3.75%, 01/31/2031	1,835,000	1,853,924

The accompanying notes are an integral part of the financial statements.

F/m Opportunistic Income ETF

Schedule of Investments (CONCLUDED)

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 4.4% (continued)
3.75%, 02/28/2033	$210,000	$210,369
TOTAL U.S. TREASURY SECURITIES (Cost $2,057,141)		2,064,293

MORTGAGE-BACKED SECURITIES — 4.0%
BX Trust, Series 2024-VLT4, Class B, 5.60% (1 mo. Term SOFR + 1.94%), 06/15/2041 (a)	500,000	498,306
Extended Stay America Trust, Series 2025-ESH, Class B, 5.26% (1 mo. Term SOFR + 1.60%), 10/15/2042 (a)	500,000	501,270
Federal National Mortgage Association, Pool MA4626, 4.00%, 06/01/2052	914,957	891,545
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,872,275)		1,891,121

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (f)	1,147,185	1,147,185
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,147,185)		1,147,185

TOTAL INVESTMENTS — 101.8% (Cost $47,067,030)		47,574,580
Liabilities in Excess of Other Assets — (1.8)%		(849,499)
TOTAL NET ASSETS — 100.0%		$46,725,081

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $14,060,222 or 30.1% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $1,128,890.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2026.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 99.9%
United States Treasury Inflation Indexed Bonds
0.13%, 04/15/2026	$10,050,940	$10,063,075
0.13%, 07/15/2026	9,068,612	9,117,144
0.13%, 10/15/2026	11,256,468	11,278,453
0.38%, 01/15/2027	6,907,435	6,890,166
2.38%, 01/15/2027	2,869,923	2,912,524
TOTAL U.S. TREASURY SECURITIES (Cost $40,038,691)		40,261,362

TOTAL INVESTMENTS — 99.9% (Cost $40,038,691)		40,261,362
Other Assets in Excess of Liabilities — 0.1%		25,508
TOTAL NET ASSETS — 100.0%		$40,286,870

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 98.2%
Advertising & Marketing — 1.0%
Neptune Bidco US, Inc., 10.38%, 05/15/2031 (a)	$172,000	$173,631

Aerospace & Defense — 1.9%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	160,000	171,357
TransDigm, Inc., 7.13%, 12/01/2031 (a)	168,000	176,069
		347,426
Airlines — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	173,000	175,032

Auto Parts Manufacturing — 2.0%
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	175,000	178,779
ZF North America Capital, Inc., 7.50%, 03/24/2031 (a)	172,000	177,159
		355,938
Automobiles Manufacturing — 1.0%
Nissan Motor Co. Ltd., 8.13%, 07/17/2035 (a)	161,000	175,426

Cable & Satellite — 5.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 02/01/2036 (a)	176,000	178,654
CSC Holdings LLC, 11.75%, 01/31/2029 (a)	193,000	137,546
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	175,000	178,993
DISH Network Corp., 11.75%, 11/15/2027 (a)	155,000	160,096
Sirius XM Radio LLC, 5.50%, 07/01/2029 (a)	180,000	180,108
VZ Secured Financing BV, 7.50%, 01/15/2033 (a)	175,000	171,899
		1,007,296
Casinos & Gaming — 2.9%
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	170,000	174,355
Melco Resorts Finance Ltd., 7.63%, 04/17/2032 (a)	162,000	169,881
Wynn Macau Ltd., 6.75%, 02/15/2034 (a)	177,000	179,461
		523,697

Chemicals — 2.0%
Celanese US Holdings LLC, 7.38%, 02/15/2034	$175,000	$179,644
Olympus Water US Holding Corp., 7.25%, 02/15/2033 (a)	178,000	177,285
		356,929
Commercial Finance — 1.0%
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (a)	161,000	170,454

Construction Materials Manufacturing — 2.0%
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	170,000	176,705
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	170,000	175,138
		351,843
Consumer Finance — 5.8%
Block, Inc., 6.50%, 05/15/2032	171,000	175,899
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	156,000	169,710
Navient Corp., 11.50%, 03/15/2031	154,000	163,426
OneMain Finance Corp., 7.88%, 03/15/2030	167,000	174,690
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	168,000	176,287
Rocket Cos., Inc., 7.13%, 02/01/2032 (a)	165,000	172,499
		1,032,511
Consumer Services — 2.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	170,000	179,594
Service Corp. International/US, 5.75%, 10/15/2032	170,000	173,341
		352,935
Containers & Packaging — 3.0%
Ball Corp., 6.00%, 06/15/2029	172,000	177,301
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (a)	169,000	171,716
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030 (a)	175,000	179,124
		528,141
Electrical Equipment Manufacturing — 1.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.75%, 07/15/2031 (a)	169,000	176,142
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	170,000	171,291
		347,433

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Entertainment Content — 1.9%
Discovery Communications LLC, 6.35%, 06/01/2040	$213,000	$175,384
Univision Communications, Inc., 9.38%, 08/01/2032 (a)	162,000	171,268
		346,652
Entertainment Resources — 1.0%
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 6.63%, 05/01/2032 (a)	171,000	173,874

Exploration & Production — 3.9%
Civitas Resources, Inc., 9.63%, 06/15/2033 (a)	162,000	179,091
Crescent Energy Finance LLC, 9.25%, 02/15/2028 (a)	166,000	170,424
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)	172,000	181,316
Permian Resources Operating LLC, 9.88%, 07/15/2031 (a)	158,000	169,061
		699,892
Financial Services — 1.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/2029 (a)	170,000	167,877
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (a)	165,000	170,937
		338,814
Food & Beverage — 1.0%
Post Holdings, Inc., 6.25%, 02/15/2032 (a)	170,000	174,900

Health Care Facilities & Services — 4.9%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (a)	158,000	171,459
DaVita, Inc., 6.88%, 09/01/2032 (a)	170,000	176,610
IQVIA, Inc., 6.50%, 05/15/2030 (a)	170,000	174,700
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	160,000	173,846
Tenet Healthcare Corp., 6.75%, 05/15/2031	170,000	176,533
		873,148
Home & Office Products Manufacturing — 1.0%
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	162,000	170,507

Home Improvement — 1.0%
Whirlpool Corp., 6.50%, 06/15/2033 (b)	$179,000	$178,854

Industrial Other — 2.0%
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)(b)	170,000	179,429
United Rentals North America, Inc., 3.88%, 11/15/2027	180,000	178,702
		358,131
Managed Care — 1.0%
Molina Healthcare, Inc., 6.50%, 02/15/2031 (a)	170,000	170,663

Metals & Mining — 2.0%
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (a)	173,000	177,561
Novelis Corp., 6.88%, 01/30/2030 (a)	170,000	175,488
		353,049
Oil & Gas Services & Equipment — 1.0%
Transocean International Ltd., 8.75%, 02/15/2030 (a)	169,400	177,117

Pharmaceuticals — 2.0%
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)	167,000	174,579
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)	180,000	174,496
		349,075
Pipeline — 3.9%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)	173,000	179,350
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (a)	170,000	175,559
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	163,000	172,731
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035 (a)	149,000	169,087
		696,727
Power Generation — 2.0%
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	170,000	175,811
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (a)	165,000	174,304
		350,115

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Schedule of Investments (continued)

February 28, 2026 (Unaudited)

	Par	Value
Property & Casualty Insurance — 3.9%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	$170,000	$173,029
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	170,000	172,714
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (a)	171,000	179,902
HUB International Ltd., 7.25%, 06/15/2030 (a)	170,000	175,322
		700,967
Publishing & Broadcasting — 2.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	162,000	170,726
Gray Media, Inc., 10.50%, 07/15/2029 (a)	165,000	176,967
		347,693
Real Estate — 4.0%
Iron Mountain, Inc., 7.00%, 02/15/2029 (a)	170,000	174,492
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032 (a)	168,000	179,830
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	172,000	176,702
Service Properties Trust, 8.88%, 06/15/2032	172,000	172,595
		703,619
Refining & Marketing — 1.0%
Sunoco LP, 7.25%, 05/01/2032 (a)	168,000	177,451

Restaurants — 2.0%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (a)	170,000	174,805
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	180,000	179,786
		354,591
Retail - Consumer Discretionary — 3.9%
Advance Auto Parts, Inc., 7.38%, 08/01/2033 (a)	175,000	179,321
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 06/15/2032 (a)(b)	173,000	170,163

Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	$170,000	$177,533
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	160,000	169,265
		696,282
Software & Services — 2.9%
Cloud Software Group, Inc., 8.25%, 06/30/2032 (a)	173,000	173,152
CoreWeave, Inc., 9.25%, 06/01/2030 (a)	178,000	174,320
ION Platform Finance US, Inc. / ION Platform Finance SARL, 9.50%, 05/30/2029 (a)	182,000	170,917
		518,389
Supermarkets & Pharmacies — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/2028 (a)	170,000	172,994

Travel & Lodging — 4.0%
Carnival Corp., 6.13%, 02/15/2033 (a)(b)	170,000	175,953
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032 (a)	170,000	175,674
NCL Corp. Ltd., 7.75%, 02/15/2029 (a)	167,000	178,323
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	174,000	174,000
		703,950
Utilities — 2.9%
PG&E Corp., 5.25%, 07/01/2030	180,000	180,232
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	160,000	168,395
XPLR Infrastructure Operating Partners LP, 8.63%, 03/15/2033 (a)	165,000	174,633
		523,260
Waste & Environment Services & Equipment — 1.0%
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	168,000	176,153

Wireless Telecommunications Services — 3.9%
Altice France SA, 9.50%, 11/01/2029 (a)	167,882	170,378
EchoStar Corp., 10.75%, 11/30/2029	161,000	175,837
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)	170,000	169,999

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Schedule of Investments (concluded)

February 28, 2026 (Unaudited)

	Par	Value
Wireless Telecommunications Services — 3.9% (continued)
Vodafone Group PLC, 7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	$162,000	$171,617
		687,831
Wireline Telecommunications Services — 2.0%
Level 3 Financing, Inc., 7.00%, 03/31/2034 (a)	170,000	176,699
Windstream Services LLC, 7.50%, 10/15/2033 (a)	168,000	174,781
		351,480
TOTAL CORPORATE BONDS (Cost $17,306,229)		17,424,870

	Shares
COMMON STOCKS — 0.0% (c)
Altice France Lux 3 (d)(e)	851	0
TOTAL COMMON STOCKS (Cost $0)		0

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (f)	588,174	588,174
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $588,174)		588,174

TOTAL INVESTMENTS — 101.5% (Cost $17,894,403)		18,013,044
Liabilities in Excess of Other Assets — (1.5)%		(258,094)
TOTAL NET ASSETS — 100.0%		$17,754,950

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $14,792,036 or 83.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $574,078.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(e)	Non-income producing security.

(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS — 98.7%
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2033	$300,000	$300,451
Alachua County Health Facilities Authority, 5.00%, 12/01/2035	50,000	50,070
Aubrey Independent School District, 4.00%, 02/15/2036	190,000	190,152
Bexar County Hospital District, 5.00%, 02/15/2027	95,000	95,183
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, 5.00%, 12/15/2027	25,000	25,051
Brazoria-Fort Bend County Municipal Utility District No 1, 4.00%, 09/01/2032	100,000	100,067
California Health Facilities Financing Authority, 5.00%, 11/15/2028 (Obligor: Cedars-sinai Med Ctr Oblg)	305,000	305,624
California Infrastructure & Economic Development Bank, 5.00%, 10/01/2030	35,000	35,081
California State Public Works Board, 5.00%, 05/01/2028	45,000	45,171
Cedar Port Navigation & Improvement District, 4.00%, 09/01/2030	50,000	50,042
Central Texas Regional Mobility Authority, 5.00%, 01/01/2027	100,000	100,385
Charlotte-Mecklenburg Hospital Authority, 4.00%, 01/15/2031 (Obligor: Atrium Health Oblig Grp)	50,000	50,049
Chilton County Health Care Authority, 5.00%, 11/01/2035	100,000	100,127
City of Brentwood MO, 4.00%, 10/01/2027	100,000	100,907
City of Burleson TX, 5.00%, 03/01/2028	30,000	30,058
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2031	30,000	30,034
4.00%, 11/15/2033	500,000	500,515
City of Lafayette LA Sales & Use Tax Revenue, 4.00%, 03/01/2027	95,000	95,123
City of Las Vegas NV, 5.00%, 09/01/2029	50,000	50,099
City of New York NY, 5.00%, 08/01/2028	50,000	50,102

City of Ozark MO, 4.00%, 09/01/2034	$250,000	$250,231
City of Pearland TX, 5.00%, 03/01/2030	35,000	35,065
City of Rocky Mount NC, 4.00%, 05/01/2031	90,000	90,211
City of San Juan TX, 4.00%, 02/15/2031	75,000	75,078
City of Springfield IL, 5.00%, 12/01/2031	100,000	100,163
City of Troy AL, 4.00%, 07/01/2035	250,000	250,184
City of Worcester MA, 4.00%, 01/15/2036	100,000	100,097
Clark County School District, 4.00%, 06/15/2034	100,000	100,078
Columbus Metropolitan Housing Authority, 5.00%, 12/01/2026 (Obligor: Cmha Country Ridge Llc)	135,000	135,121
Commonwealth of Pennsylvania, 4.00%, 02/01/2033	85,000	85,000
County of Albany NY, 5.00%, 04/01/2027	60,000	60,137
County of Hawaii HI, 4.00%, 09/01/2035	50,000	50,041
County of Stark OH, 4.00%, 12/01/2030	25,000	25,027
Denver West Metropolitan District, 4.00%, 12/01/2032	30,000	30,023
Dobbs Ferry Local Development Corp., 4.00%, 07/01/2034 (Obligor: Mercy College)	100,000	100,089
East Cherry Creek Valley Water and Sanitation District, 4.00%, 11/15/2027	45,000	45,058
Elmore County Board of Education, 4.00%, 08/01/2026	35,000	35,031
Empire State Development Corp.
5.00%, 03/15/2030	75,000	75,144
5.00%, 03/15/2032	65,000	65,117
Fairfax County Economic Development Authority, 4.00%, 04/01/2029	165,000	165,207
Florida Higher Educational Facilities Financing Authority, 5.00%, 04/01/2029	35,000	35,058
Florida Insurance Assistance Interlocal Agency, Inc., 5.00%, 09/01/2026	50,000	50,086

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS — 98.7% (continued)
Fridley Independent School District No 14, 5.00%, 02/01/2027	$25,000	$25,050
Georgia Higher Education Facilities Authority, 4.00%, 06/15/2035	50,000	50,047
Grossmont Union High School District, 4.00%, 08/01/2033	150,000	150,210
Houston Independent School District, 5.00%, 02/15/2031	300,000	300,591
Illinois Finance Authority
4.00%, 12/01/2027 (Obligor: Northwestern University)	75,000	75,062
5.00%, 03/01/2030	375,000	375,372
Illinois State Toll Highway Authority, 5.00%, 01/01/2030	60,000	60,112
Indiana Finance Authority, 4.00%, 03/01/2033 (Obligor: Deaconess Hlth Sys Oblig)	225,000	225,141
King County School District No 403 Renton, 5.00%, 12/01/2027	75,000	75,150
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2027	500,000	501,062
5.00%, 12/01/2031	100,000	100,194
5.00%, 12/01/2032	95,000	95,184
Louisiana Public Facilities Authority
5.00%, 07/01/2031 (Obligor: Franciscan Mission Oblig)	55,000	55,055
5.00%, 07/01/2032 (Obligor: Franciscan Mission Oblig)	50,000	50,047
Madison County Board of Education/AL
5.00%, 09/01/2027	100,000	100,208
5.00%, 09/01/2030	30,000	30,056
Metropolitan Council, 4.00%, 03/01/2028	50,000	50,040
Michigan Finance Authority, 5.00%, 01/01/2029 (Obligor: Holland Community Hosp)	400,000	400,617
Michigan State Housing Development Authority, 4.45%, 10/01/2034	60,000	60,075
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2035	105,000	105,159
Mississippi Valley State University Educational Building Corp., 3.50%, 04/01/2033	60,000	60,050

Missouri Public Utilities Commission, 4.00%, 05/01/2026	$100,000	$100,068
Nevada Joint Union High School District, 4.00%, 08/01/2030	40,000	40,041
New Jersey Economic Development Authority, 4.38%, 06/15/2027	50,000	50,049
New Jersey Educational Facilities Authority, 5.00%, 07/01/2030 (Obligor: The College Of New Jersey)	370,000	371,432
North Carolina Municipal Power Agency No 1, 5.00%, 01/01/2031	585,000	587,548
Northeast Travis County Utility District/TX, 4.00%, 09/01/2027	200,000	200,112
Oakland University, 5.00%, 03/01/2028	40,000	40,077
Pierce County Fire Protection District No 6, 4.00%, 12/01/2032	100,000	100,061
Public Finance Authority, 5.00%, 03/01/2036 (Obligor: University Of Kansas)	25,000	25,032
Richardson Independent School District, 5.00%, 02/15/2028	75,000	75,110
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.00%, 10/01/2029	50,000	50,114
San Jose Evergreen Community College District, 4.00%, 09/01/2026	500,000	500,471
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 4.00%, 02/01/2034	80,000	80,065
Skyland Metropolitan District, 4.38%, 12/01/2029	50,000	50,078
South Orange County Public Financing Authority, 5.00%, 04/01/2029	55,000	55,126
Southern California Public Power Authority, 5.00%, 07/01/2027	50,000	50,095
Southern Platte Fire Protection District/MO, 4.00%, 03/01/2036	75,000	75,069
St Charles County School District No R-IV Wentzville, 4.00%, 03/01/2029	40,000	40,046

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Schedule of Investments (concluded)

February 28, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS — 98.7% (continued)
St Michael-Albertville Independent School District No 885, 4.00%, 02/01/2030	$25,000	$25,029
State of Connecticut, 4.00%, 03/15/2036	190,000	190,180
State of Hawaii, 4.00%, 10/01/2026	50,000	50,062
State of Illinois, 5.00%, 01/01/2027	600,000	601,743
State of Texas, 4.00%, 08/01/2028	95,000	95,116
Sweetwater Union High School District, 5.00%, 08/01/2032	30,000	30,058
Taylor Independent School District/TX, 4.00%, 02/15/2030	70,000	70,072
Texas Water Development Board
5.00%, 10/15/2026	55,000	55,111
5.00%, 10/15/2031	75,000	75,127
4.00%, 10/15/2034	50,000	50,047
Town of Manchester CT, 4.00%, 02/01/2028	35,000	35,053
Town of Westlake TX, 4.00%, 02/15/2036	50,000	50,043
Tradition Community Development District No 1, 4.13%, 05/01/2030	145,000	145,177
University of Hawaii
5.00%, 10/01/2031	65,000	65,113
5.00%, 10/01/2032	100,000	100,173
Ventura County Community College District, 4.00%, 08/01/2032	30,000	30,059
TOTAL MUNICIPAL BONDS (Cost $11,349,171)		11,364,776

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.1%
BlackRock Liquidity Funds MuniCash - Institutional Class, 1.72% (a)	9,175	$9,175
TOTAL MONEY MARKET FUNDS (Cost $9,175)		9,175

TOTAL INVESTMENTS — 98.8% (Cost $11,358,346)		11,373,951
Other Assets in Excess of Liabilities — 1.2%		142,599
TOTAL NET ASSETS — 100.0%		$11,516,550

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

F/M CORPORATE BOND ETFS

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
ASSETS:
Investments in unaffiliated securities, at value	$18,070,363	$40,677,329	$29,488,813
Investments in affiliated securities, at value	—	—	—
Interest receivable	216,182	478,711	388,606
Cash and cash equivalents	24,012	50,423	35,101
Security lending income receivable	—	268	236
Prepaid expenses and other assets	2	2	2
Total assets	18,310,559	41,206,733	29,912,758

LIABILITIES:
Payable upon return of securities loaned	—	174,863	960,291
Payable to Adviser	2,117	4,985	3,344
Payable for investments purchased	—	—	—
Total liabilities	2,117	179,848	963,635
NET ASSETS	$18,308,442	$41,026,885	$28,949,123

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001 and 0.001 per share)	$360	$800	$560
Additional paid-in capital	18,242,608	40,790,437	28,800,918
Total distributable earnings	65,474	235,648	147,645
Total net assets	$18,308,442	$41,026,885	$28,949,123

Net assets	$18,308,442	$41,026,885	$28,949,123
Capital shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001 and 0.001 par value)	360,000	800,000	560,000
Net asset value per share	$50.86	$51.28	$51.69

COST:
Investments in unaffiliated securities, at cost	$18,016,195	$40,508,356	$29,114,597
Investments in affiliated securities, at cost	$—	$—	$—

LOANED SECURITIES:
at value (included in investments)	$—	$171,498	$942,881

The accompanying notes are an integral part of the financial statements.

F/M OPPORTUNISTIC INCOME ETF

Statements of Assets and Liabilities (Continued)

February 28, 2026 (Unaudited)

F/m Opportunistic Income ETF
ASSETS:
Investments in unaffiliated securities, at value	$38,285,527
Investments in affiliated securities, at value	9,289,053
Interest receivable	260,709
Cash - interest bearing deposit account	251,330
Security lending income receivable	1,013
Prepaid expenses and other assets	9,328
Total assets	48,096,960

LIABILITIES:
Payable upon return of securities loaned	1,147,185
Payable to Adviser	14,249
Payable for investments purchased	210,445
Total liabilities	1,371,879
NET ASSETS	$46,725,081

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$900
Additional paid-in capital	46,394,456
Total distributable earnings	329,725
Total net assets	$46,725,081

Net assets	$46,725,081
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	900,000
Net asset value per share	$51.92

COST:
Investments in unaffiliated securities, at cost	$37,871,543
Investments in affiliated securities, at cost	$9,195,487

LOANED SECURITIES:
at value (included in investments)	$1,128,890

The accompanying notes are an integral part of the financial statements.

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

Statements of Assets and Liabilities (CONTINUED)

February 28, 2026 (Unaudited)

F/m Ultrashort Treasury Inflation- Protected Security (TIPS) ETF
ASSETS:
Investments, at value	$40,261,362
Interest receivable	23,144
Dividends receivable	—
Cash - interest bearing deposit account	7,886
Total assets	40,292,392

LIABILITIES:
Payable to Adviser	5,522
Total liabilities	5,522
NET ASSETS	$40,286,870

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$810
Additional paid-in capital	40,545,289
Total distributable earnings/(accumulated losses)	(259,229)
Total net assets	$40,286,870

Net assets	$40,286,870
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	810,000
Net asset value per share	$49.74

COST:
Investments, at cost	$40,038,691

The accompanying notes are an integral part of the financial statements.

F/M HIGH YIELD 100 ETF

Statements of Assets and Liabilities (continued)

February 28, 2026 (Unaudited)

F/m High Yield 100 ETF
ASSETS:
Investments in unaffiliated securities, at value	$18,013,044
Investments in affiliated securities, at value	—
Interest receivable	300,370
Cash - interest bearing deposit account	34,845
Security lending income receivable	120
Prepaid expenses and other assets	—
Total assets	18,348,379

LIABILITIES:
Payable upon return of securities loaned	588,174
Payable to Adviser	5,255
Payable for investments purchased	—
Total liabilities	593,429
NET ASSETS	$17,754,950

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$340
Additional paid-in capital	17,421,300
Total distributable earnings	333,310
Total net assets	$17,754,950

Net assets	$17,754,950
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	340,000
Net asset value per share	$52.22

COST:
Investments in unaffiliated securities, at cost	$17,894,403
Investments in affiliated securities, at cost	$—

LOANED SECURITIES:
at value (included in investments)	$574,078

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Statements of Assets and Liabilities (concluded)

February 28, 2026 (Unaudited)

F/m Ultrashort Tax-Free Municipal ETF
ASSETS:
Investments, at value	$11,373,951
Interest receivable	145,297
Dividends receivable	169
Cash - interest bearing deposit account	—
Total assets	11,519,417

LIABILITIES:
Payable to Adviser	2,867
Total liabilities	2,867
NET ASSETS	$11,516,550

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$230
Additional paid-in capital	11,504,013
Total distributable earnings	12,307
Total net assets	$11,516,550

Net assets	$11,516,550
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	230,000
Net asset value per share	$50.07

COST:
Investments, at cost	$11,358,346

The accompanying notes are an integral part of the financial statements.

F/M CORPORATE BOND ETFS

Statements of Operations

For the SIX MONTHS Ended February 28, 2026 (Unaudited)

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$—	$—	$—
Interest income	420,260	868,268	731,418
Less: Interest withholding taxes	(96)	(232)	(166)
Securities lending income	17	1,416	1,485
Other income	—	755	—
Total investment income	420,181	870,207	732,737

EXPENSES:
Investment advisory fee	14,881	29,710	21,472
Total expenses	14,881	29,710	21,472
NET INVESTMENT INCOME	405,300	840,497	711,265

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	3,658	13,657	394,691
Investments in affiliated securities	—	—	—
In-kind redemptions in unaffiliated securities	85,766	291,755	89,226
Net realized gain (loss)	89,424	305,412	483,917
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(34,503)	(150,540)	81,230
Investments in affiliated securities	—	—	—
Net change in unrealized appreciation (depreciation)	(34,503)	(150,540)	81,230
Net realized and unrealized gain (loss)	54,921	154,872	565,147
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$460,221	$995,369	$1,276,412

The accompanying notes are an integral part of the financial statements.

F/M OPPORTUNISTIC INCOME ETF

Statements of Operations (Continued)

For the SIX MONTHS Ended February 28, 2026 (Unaudited)

F/m Opportunistic INCOME ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$234,532
Interest income	892,233
Less: Interest withholding taxes	—
Securities lending income	11,650
Other income	—
Total investment income	1,138,415

EXPENSES:
Investment advisory fee	81,735
Total expenses	81,735
NET INVESTMENT INCOME	1,056,680

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	2,763
Investments in affiliated securities	66,760
In-kind redemptions in unaffiliated securities	102,125
Net realized gain (loss)	171,648
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(14,469)
Investments in affiliated securities	(25,151)
Net change in unrealized appreciation (depreciation)	(39,620)
Net realized and unrealized gain (loss)	132,028
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,188,708

The accompanying notes are an integral part of the financial statements.

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

Statements of Operations (CONTINUED)

For the SIX MONTHS Ended February 28, 2026 (Unaudited)

F/m Ultrashort Treasury Inflation- Protected Security (TIPS) ETF
INVESTMENT INCOME:
Dividend income	$—
Interest income	567,582
Total investment income	567,582

EXPENSES:
Investment advisory fee	46,454
Total expenses	46,454
NET INVESTMENT INCOME	521,128

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(40,834)
In-kind redemptions	(7,696)
Net realized gain (loss)	(48,530)
Net change in unrealized appreciation (depreciation) on:
Investments	244,268
Net change in unrealized appreciation (depreciation)	244,268
Net realized and unrealized gain (loss)	195,738
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$716,866

The accompanying notes are an integral part of the financial statements.

F/M HIGH YIELD 100 ETF

Statements of Operations (continued)

For the SIX MONTHS Ended February 28, 2026 (Unaudited)

F/m High Yield 100 ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$—
Interest income	599,006
Less: Interest withholding taxes	—
Securities lending income	1,203
Other income	16,412
Total investment income	616,621

EXPENSES:
Investment advisory fee	36,127
Total expenses	36,127
NET INVESTMENT INCOME	580,494

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(15,773)
Investments in affiliated securities	—
In-kind redemptions in unaffiliated securities	167,151
Net realized gain (loss)	151,378
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(175,407)
Investments in affiliated securities	—
Net change in unrealized appreciation (depreciation)	(175,407)
Net realized and unrealized gain (loss)	(24,029)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$556,465

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Statements of Operations (CONCLUDED)

For the PERIOD Ended February 28, 2026 (Unaudited)

F/m Ultrashort Tax-Free Municipal ETF(a)
INVESTMENT INCOME:
Dividend income	$1,506
Interest income	170,022
Total investment income	171,528

EXPENSES:
Investment advisory fee	13,521
Total expenses	13,521
NET INVESTMENT INCOME	158,007

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,450)
In-kind redemptions	—
Net realized gain (loss)	(1,450)
Net change in unrealized appreciation (depreciation) on:
Investments	15,605
Net change in unrealized appreciation (depreciation)	15,605
Net realized and unrealized gain (loss)	14,155
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$172,162

(a)	Inception date of the Fund was September 29, 2025.

The accompanying notes are an integral part of the financial statements.

F/m Corporate Bond ETFs

Statements of Changes in Net Assets

	F/m 2-Year Investment Grade Corporate Bond ETF		F/m 3-Year Investment Grade Corporate Bond ETF
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$405,300	$4,540,373	$840,497	$5,165,267
Net realized gain (loss)	89,424	1,075,944	305,412	1,875,718
Net change in unrealized appreciation (depreciation)	(34,503)	801	(150,540)	17,202
Net increase (decrease) in net assets from operations	460,221	5,617,118	995,369	7,058,187

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(465,826)	(4,582,918)	(964,259)	(5,242,121)
From return of capital	—	(462,936)	—	(464,905)
Total distributions to shareholders	(465,826)	(5,045,854)	(964,259)	(5,707,026)

CAPITAL TRANSACTIONS:
Shares sold	22,340,824	286,862,173	47,056,608	281,797,336
Shares redeemed	(24,379,304)	(277,214,128)	(42,979,884)	(268,610,692)
ETF transaction fees	—	7,758	—	3,934
Net increase (decrease) in net assets from capital transactions	(2,038,480)	9,655,803	4,076,724	13,190,578

NET INCREASE (DECREASE) IN NET ASSETS	(2,044,085)	10,227,067	4,107,834	14,541,739

NET ASSETS:
Beginning of the period	20,352,527	10,125,460	36,919,051	22,377,312
End of the period	$18,308,442	$20,352,527	$41,026,885	$36,919,051

SHARES TRANSACTIONS
Shares sold	360,000	5,680,000	840,000	5,560,000
Shares redeemed	—	(5,480,000)	(40,000)	(5,280,000)
Total increase (decrease) in shares outstanding	360,000	200,000	800,000	280,000

The accompanying notes are an integral part of the financial statements.

F/m Corporate Bond ETFs

STATEMENTS of Changes in Net Assets (CONTINUED)

	F/m 10-Year Investment Grade Corporate Bond ETF
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$711,265	$2,554,818
Net realized gain (loss)	483,917	475,375
Net change in unrealized appreciation (depreciation)	81,230	(156,567)
Net increase (decrease) in net assets from operations	1,276,412	2,873,626

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(827,312)	(2,625,881)
From return of capital	—	(141,657)
Total distributions to shareholders	(827,312)	(2,767,538)

CAPITAL TRANSACTIONS:
Shares sold	10,232,680	58,874,333
Shares redeemed	(10,235,392)	(46,873,008)
ETF transaction fees	—	308
Net increase (decrease) in net assets from capital transactions	(2,712)	12,001,633

NET INCREASE (DECREASE) IN NET ASSETS	446,388	12,107,721

NET ASSETS:
Beginning of the period	28,502,735	16,395,014
End of the period	$28,949,123	$28,502,735

SHARES TRANSACTIONS
Shares sold	560,000	1,160,000
Shares redeemed	—	(920,000)
Total increase (decrease) in shares outstanding	560,000	240,000

The accompanying notes are an integral part of the financial statements.

F/M OPPORTUNISTIC INCOME ETF

STATEMENTS of Changes in Net Assets (CONTINUED)

	F/m Opportunistic INCOME ETF
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$1,056,680	$2,006,158
Net realized gain (loss)	171,648	448,319
Net change in unrealized appreciation (depreciation)	(39,620)	(955,145)
Net increase (decrease) in net assets from operations	1,188,708	1,499,332

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,214,623)	(2,019,189)
Total distributions to shareholders	(1,214,623)	(2,019,189)

CAPITAL TRANSACTIONS:
Shares sold	13,504,121	27,079,632
Shares redeemed	(4,167,326)	(24,489,956)
ETF transaction fees	—	1,285
Net increase (decrease) in net assets from capital transactions	9,336,795	2,590,961

NET INCREASE (DECREASE) IN NET ASSETS	9,310,880	2,071,104

NET ASSETS:
Beginning of the period	37,414,201	35,343,097
End of the period	$46,725,081	$37,414,201

SHARES TRANSACTIONS
Shares sold	—	520,000
Shares redeemed	900,000	(470,000)
Total increase (decrease) in shares outstanding	900,000	50,000

The accompanying notes are an integral part of the financial statements.

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

STATEMENTS of Changes in Net Assets (CONTINUED)

	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$521,128	$1,627,163
Net realized gain (loss)	(48,530)	(131,530)
Net change in unrealized appreciation (depreciation)	244,268	(21,597)
Net increase (decrease) in net assets from operations	716,866	1,474,036

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,132,752)	(1,337,567)
Total distributions to shareholders	(1,132,752)	(1,337,567)

CAPITAL TRANSACTIONS:
Shares sold	7,996,548	93,594,175
Shares redeemed	(32,948,969)	(28,075,623)
ETF transaction fees	23	133
Net increase (decrease) in net assets from capital transactions	(24,952,398)	65,518,685

NET INCREASE (DECREASE) IN NET ASSETS	(25,368,284)	65,655,154

NET ASSETS:
Beginning of the period	65,655,154	—
End of the period	$40,286,870	$65,655,154

SHARES TRANSACTIONS
Shares sold	870,000	1,870,000
Shares redeemed	(60,000)	(560,000)
Total increase (decrease) in shares outstanding	810,000	1,310,000

(a)	Inception date of the Fund was February 24, 2025.

The accompanying notes are an integral part of the financial statements.

F/M HIGH YIELD 100 ETF

STATEMENTS of Changes in Net Assets (continued)

	F/m High Yield 100 ETF
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$580,494	$301,108
Net realized gain (loss)	151,378	66,196
Net change in unrealized appreciation (depreciation)	(175,407)	294,048
Net increase (decrease) in net assets from operations	556,465	661,352

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(566,472)	(250,548)
Total distributions to shareholders	(566,472)	(250,548)

CAPITAL TRANSACTIONS:
Shares sold	9,932,519	23,064,697
Shares redeemed	(10,468,402)	(5,180,438)
ETF transaction fees	232	5,545
Net increase (decrease) in net assets from capital transactions	(535,651)	17,889,804

NET INCREASE (DECREASE) IN NET ASSETS	(545,658)	18,300,608

NET ASSETS:
Beginning of the period	18,300,608	—
End of the period	$17,754,950	$18,300,608

SHARES TRANSACTIONS
Shares sold	340,000	450,000
Shares redeemed	—	(100,000)
Total increase (decrease) in shares outstanding	340,000	350,000

(a)	Inception date of the Fund was April 14, 2025.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

STATEMENT of Changes in Net Assets (Concluded)

F/m Ultrashort Tax-Free Municipal ETF
PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)
OPERATIONS:
Net investment income (loss)	$158,007
Net realized gain (loss)	(1,450)
Net change in unrealized appreciation (depreciation)	15,605
Net increase (decrease) in net assets from operations	172,162

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(159,855)
Total distributions to shareholders	(159,855)

CAPITAL TRANSACTIONS:
Shares sold	13,009,362
Shares redeemed	(1,505,119)
ETF transaction fees	—
Net increase (decrease) in net assets from capital transactions	11,504,243

NET INCREASE (DECREASE) IN NET ASSETS	11,516,550

NET ASSETS:
Beginning of the period	—
End of the period	$11,516,550

SHARES TRANSACTIONS
Shares sold	260,000
Shares redeemed	(30,000)
Total increase (decrease) in shares outstanding	230,000

(a)	Inception date of the Fund was September 29, 2025.

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.88	$50.63	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.03	2.30	1.60
Net realized and unrealized gain (loss) on investments (c)	0.15	0.26	0.35
Total from investment operations	1.18	2.56	1.95

LESS DISTRIBUTIONS FROM:
Net investment income	(1.20)	(2.08)	(1.32)
Return of capital	—	(0.23)	—
Total distributions	(1.20)	(2.31)	(1.32)

ETF transaction fees per share	—	0.00 (d)	—
Net asset value, end of period	$50.86	$50.88	$50.63

TOTAL RETURN (e)(f)	2.34%	5.21%	3.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,308	$20,353	$10,125
Ratio of expenses to average net assets (g)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets (g)	4.44%	4.55%	4.99%
Portfolio turnover rate (e)(h)	3%	35%	110%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$51.28	$50.86	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.08	2.32	1.55
Net realized and unrealized gain (loss) on investments (c)	0.17	0.41	0.62
Total from investment operations	1.25	2.73	2.17

LESS DISTRIBUTIONS FROM:
Net investment income	(1.25)	(2.12)	(1.31)
Return of capital	—	(0.19)	—
Total distributions	(1.25)	(2.31)	(1.31)

ETF transaction fees per share	—	0.00 (d)	—
Net asset value, end of period	$51.28	$51.28	$50.86

TOTAL RETURN (e)(f)	2.48%	5.53%	4.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,027	$36,919	$22,377
Ratio of expenses to average net assets (g)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets (g)	3.91%	4.58%	4.85%
Portfolio turnover rate (e)(h)	2%	50%	86%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.90	$51.23	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.27	2.60	1.66
Net realized and unrealized gain (loss) on investments (c)	1.00	(0.25)	0.93
Total from investment operations	2.27	2.35	2.59

LESS DISTRIBUTIONS FROM:
Net investment income	(1.48)	(2.54)	(1.36)
Return of capital	—	(0.14)	—
Total distributions	(1.48)	(2.68)	(1.36)

ETF transaction fees per share	—	0.00 (d)	—
Net asset value, end of period	$51.69	$50.90	$51.23

TOTAL RETURN (e)(f)	4.53%	4.76%	5.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,949	$28,503	$16,395
Ratio of expenses to average net assets (g)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets (g)	4.94%	5.19%	5.22%
Portfolio turnover rate (e)(h)	57%	203%	131%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Opportunistic Income ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$51.96	$52.75	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.30	2.83	2.85
Net realized and unrealized gain (loss) on investments (c)	0.18	(0.75)	2.45
Total from investment operations	1.48	2.08	5.30

LESS DISTRIBUTIONS FROM:
Net investment income	(1.52)	(2.86)	(2.55)
Total distributions	(1.52)	(2.86)	(2.55)

ETF transaction fees per share	—	0.00 (e)	—
Net asset value, end of period	$51.92	$51.96	$52.75

TOTAL RETURN (e)(g)	2.88%	4.09%	10.93%

SUPPLEMENTAL DATA AND RATIOS: (f)
Net assets, end of period (in thousands)	$46,725	$37,414	$35,343
Ratio of expenses to average net assets (h)	0.39%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets (h)	4.47%	5.46%	5.68%
Portfolio turnover rate (e)(i)	78%	136%	92%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.12	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.49	1.17
Net realized and unrealized gain (loss) on investments (c)	0.21	(0.10)
Total from investment operations	0.70	1.07

LESS DISTRIBUTIONS FROM:
Net investment income	(1.08)	(0.95)
Total distributions	(1.08)	(0.95)

ETF transaction fees per share	0.00 (d)	0.00 (d)
Net asset value, end of period	$49.74	$50.12

TOTAL RETURN (e)(f)	1.41%	2.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$40,287	$65,655
Ratio of expenses to average net assets (g)	0.18%	0.25%
Ratio of net investment income (loss) to average net assets (g)	2.48%	4.57%
Portfolio turnover rate (e)(h)	51%	66%

(a)	Inception date of the Fund was February 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$52.29	$50.15

INVESTMENT OPERATIONS:
Net investment income(b)	1.62	1.29
Net realized and unrealized gain (loss) on investments (c)	(0.10)	1.94
Total from investment operations	1.52	3.23

LESS DISTRIBUTIONS FROM:
Net investment income	(1.59)	(1.11)
Total distributions	(1.59)	(1.11)

ETF transaction fees per share	0.00 (d)	0.02
Net asset value, end of period	$52.22	$52.29

TOTAL RETURN (e)(f)	2.96%	6.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,755	$18,301
Ratio of expenses to average net assets (g)	0.39%	0.39%
Ratio of net investment income (loss) to average net assets (g)	6.67%	6.58%
Portfolio turnover rate (e)(h)	9%	4%

(a)	Inception date of the Fund was April 14, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Financial Highlights (CONCLUDED)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.73
Net realized and unrealized gain (loss) on investments (c)	0.01
Total from investment operations	0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)
Total distributions	(0.67)
Net asset value, end of period	$50.07

TOTAL RETURN (d)(e)	1.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,517
Ratio of expenses to average net assets (f)	0.30%
Ratio of net investment income (loss) to average net assets (f)	3.51%
Portfolio turnover rate (d)(g)	55%

(a)	Inception date of the Fund was September 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active separate investment portfolios, including the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, the F/m 10-Year Investment Grade Corporate Bond ETF, the F/m Opportunistic Income ETF, the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, the F/m High Yield 100 ETF, and the F/m Ultrashort Tax-Free Municipal ETF (each a “Fund” and together the “Funds”). The F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, the F/m 10-Year Investment Grade Corporate Bond ETF commenced investment operations on January 10, 2024. The F/m Opportunistic Income ETF commenced investment operations on September 5, 2023. The F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF commenced investment operations on February 24, 2025. The F/m High Yield 100 ETF commenced investment operations on April 14, 2025. The F/m Ultrashort Tax-Free Municipal ETF commenced investment operations on September 29, 2025.

The F/m Corporate Bond ETFs investment objectives are to seek investment results that correspond (before fees and expenses) generally to the price and yield of the Bloomberg US Liquid Corporate 2 Year Maturity Index, the Bloomberg US Liquid Corporate 3 Year Maturity Index, and the Bloomberg US Liquid Corporate 10 Year Maturity Index, respectively.

The investment objective of the F/m Opportunistic Income ETF is to maximize total return, including both income and appreciation, by identifying undervalued and opportunistic sectors and securities in the U.S. fixed income markets. The investment objective of the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index. The investment objective of the F/m High Yield 100 ETF is to seek investment results, that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index. The investment objective of the F/m Ultrashort Tax-Free Municipal ETF is to provide income from a high-quality municipal bond portfolio that has lower interest rate risk and price volatility relative to long-term tax-free municipal bond funds and provides income that is free from federal taxation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for each Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”) are not traded on an exchange and are valued at the Mount Vernon’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments LLC (the “Adviser” or “F/m”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

F/M 2-YEAR INVESTMENT GRADE CORPORATE BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$18,070,363	$—	$18,070,363
Total Investments	$—	$18,070,363	$—	$18,070,363

F/M 3-YEAR INVESTMENT GRADE CORPORATE BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$40,502,466	$—	$40,502,466
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	174,863
Total Investments	$—	$40,502,466	$—	$40,677,329

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

F/M 10-YEAR INVESTMENT GRADE CORPORATE BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$28,528,522	$—	$28,528,522
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	960,291
Total Investments	$—	$28,528,522	$—	$29,488,813

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

F/m Opportunistic Income ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$12,701,620	$—	$12,701,620
Collateralized Mortgage Obligations	—	11,890,484	—	11,890,484
Exchange Traded Funds	9,289,053	—	—	9,289,053
Asset-Backed Securities	—	4,682,717	—	4,682,717
Municipal Bonds	—	3,908,107	—	3,908,107
U.S. Treasury Securities	—	2,064,293	—	2,064,293
Mortgage-Backed Securities	—	1,891,121	—	1,891,121
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,147,185
Total Investments	$9,289,053	$37,138,342	$—	$47,574,580

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
U.S. Treasury Securities	$—	$40,261,362	$—	$40,261,362
Total Investments	$—	$40,261,362	$—	$40,261,362

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

F/m High Yield 100 ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$17,424,870	$—	$17,424,870
Common Stocks	—	—	—	—
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	588,174
Total Investments	$—	$17,424,870	$—	$18,013,044

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

F/m Ultrashort Tax-Free Municipal ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Municipal Bonds	$—	$11,364,776	$—	$11,364,776
Money Market Funds	9,175	—	—	9,175
Total Investments	$9,175	$11,364,776	$—	$11,373,951

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash AND CASH EQUIVALENTS — The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

CREDIT RISK — The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

FINANCIAL SECTOR RISK — To the extent a Fund invests more heavily in particular sectors of the economy, the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. Financial Sector Risk is a principal risk of investing in the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Illiquid Investments — Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

INFLATION-PROTECTED Securities — Each Fund may invest in inflation-protected securities. Inflation-protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies — Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The U.S. Securities and Exchange Commission (the “SEC”) has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above if certain conditions are met. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities — Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities — Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

RULE 144A SECURITIES RISK — Rule 144A securities are securities that are exempt from registration in compliance with the 1933 Act, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A under the 1933 Act these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER and Other Services

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets, payable on a monthly basis in arrears, as shown in the following table.

Fund	Unitary management fee
F/m 2-Year Investment Grade Corporate Bond ETF	0.15%
F/m 3-Year Investment Grade Corporate Bond ETF	0.15%
F/m 10-Year Investment Grade Corporate Bond ETF	0.15%
F/m Opportunistic Income ETF	0.39%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	0.17%(a)
F/m High Yield 100 ETF	0.39%
F/m Ultrashort Tax-Free Municipal ETF	0.30%

(a)	Prior to September 15, 2025 the unitary management fee was 0.25%.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, acquired fund fees and expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

Fund	Purchase of investment securities	Proceeds from sales of investment securities
F/m 2-Year Investment Grade Corporate Bond ETF	$18,704,505.26	$214,941
F/m 3-Year Investment Grade Corporate Bond ETF	35,013,913.44	422,125
F/m 10-Year Investment Grade Corporate Bond ETF	23,259,550.45	16,001,221
F/m Opportunistic Income ETF	32,709,632.06	29,154,419
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	27,314,206.81	28,389,464
F/m High Yield 100 ETF	6,712,670.45	654,165
F/m Ultrashort Tax-Free Municipal ETF	16,809,060.80	1,160,407

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

Fund	In-Kind purchases of investment securities	Proceeds from in-kind sales of investment securities
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$20,179,329
F/m 3-Year Investment Grade Corporate Bond ETF	6,069,400.87	36,241,914
F/m 10-Year Investment Grade Corporate Bond ETF	—	7,119,284
F/m Opportunistic Income ETF	13,513,321.45	3,968,158
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	7,972,807.98	32,915,741
F/m High Yield 100 ETF	3,009,862.07	8,549,811
F/m Ultrashort Tax-Free Municipal ETF	—	—

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF is $500, payable to the Custodian. The standard fixed transaction fee for F/m Opportunistic Income ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

Each Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, each Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

As of August 31, 2025, the close of the Funds’ fiscal year, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

Fund	FEDERAL Tax Cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ depreciation
F/m 2-Year Investment Grade Corporate Bond ETF	$20,030,745	$90,416	$(2,309)	$88,107
F/m 3-Year Investment Grade Corporate Bond ETF	36,310,778	321,433	(3,075)	318,358
F/m 10-Year Investment Grade Corporate Bond ETF	29,734,319	301,345	(14,422)	286,923
F/m Opportunistic Income ETF	39,267,783	562,623	(16,210)	546,413
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	65,645,971	68,430	(91,159)	(22,729)
F/m High Yield 100 ETF	18,606,265	300,710	(7,082)	293,628

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2025, the close of the Funds’ fiscal year, there were permanent differences related to the tax treatment of redemptions in-kind and the disallowance of net operating losses between distributable earnings/(loss) and paid-in capital, respectively for the Fund:

Fund	Distributable earnings/(loss)	PAID-IN-CAPITAL
F/m 2-Year Investment Grade Corporate Bond ETF	$(1,081,346)	$1,081,346
F/m 3-Year Investment Grade Corporate Bond ETF	(1,918,415)	1,918,415
F/m 10-Year Investment Grade Corporate Bond ETF	(906,868)	906,868
F/m Opportunistic Income ETF	(743,280)	743,280
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	20,188	(20,188)
F/m High Yield 100 ETF	(67,487)	67,487

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

As of August 31, 2025, the close of the Funds’ fiscal year, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Net unrealized appreciation/ (depreciation)	Capital loss carryover	Qualified late-year loss
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$88,107	$(17,028)	$—
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	318,357	(113,820)	—
F/m 10-Year Investment Grade Corporate Bond ETF	—	—	286,923	(588,378)	—
F/m Opportunistic Income ETF	141,781	—	546,413	(332,554)	—
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	289,596	—	(22,729)	(110,210)	—
F/m High Yield 100 ETF	50,560	—	293,628	(871)	—

The difference between the book and tax basis components of distributable earnings relate primarily to the treatment of wash sales.

The tax characters of dividends and distributions paid during the fiscal year ended August 31, 2025, the close of the Funds’ fiscal year, was as follows:

Fund	TAX YEAR	Ordinary income	Return of Capital
F/m 2-Year Investment Grade Corporate Bond ETF	2025	$4,582,918	$462,936
F/m 3-Year Investment Grade Corporate Bond ETF	2025	5,242,121	464,905
F/m 10-Year Investment Grade Corporate Bond ETF	2025	2,625,881	141,657
F/m Opportunistic Income ETF	2025	2,019,189	—
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	2025	1,337,567	—
F/m High Yield 100 ETF	2025	250,548	—

Each Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m Opportunistic Income ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF had unexpiring short-term losses of $17,028, $113,820, $588,378, $332,554, $110,210, and $871, respectively.

6. SECURITIES LENDING

The Funds may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

to the securities lending agent, is shown below. For the Funds that use U.S. Bank as their lending agent, collateral is invested in the Mount Vernon, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. All of the Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$17
F/m 3-Year Investment Grade Corporate Bond ETF	171,498	174,863	1,416
F/m 10-Year Investment Grade Corporate Bond ETF	942,881	960,291	1,485
F/m Opportunistic Income ETF	1,128,889.58	1,147,185	11,650.08
F/m High Yield 100 ETF	574,078	588,174	1,203

During the reporting period, the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (for this section only, the “Fund”) was permitted to make secured loans of the Fund securities with Securities Finance Trust Company (otherwise known as and referred to herein as “eSecLending”). As of the end of the reporting period, the Fund did not engage in any securities lending with eSecLending.

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the current fiscal period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m 3-Year Investment Grade Corporate Bond ETF	$171,498	$—	$171,498	$(171,498)	$—	$—
F/m 10-Year Investment Grade Corporate Bond ETF	942,881	—	942,881	(942,881)	—	—
F/m Opportunistic Income ETF	1,128,890	—	1,128,890	(1,128,890)	—	—
F/m High Yield 100 ETF	574,078		574,078	(574,078)

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with each Fund. Each Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	September 1, 2025		Additions		Reductions
Issuer Name	Share Balance	Market Value	Share Balance	Cost	Share Balance	Cost
F/m Opportunistic Income ETF
F/m 3-Year Investment Grade Corporate Bond ETF	—	$—	34,230	$1,753,353	—	$—
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	8,828	442,636	—	—	8,828	441,630
F/m Ultrashort Tax-Free Municipal ETF	—	—	43,075	2,156,468	43,075	2,160,819
F/m High Yield 100 ETF	95,540	4,993,398	71,889	3,758,036	77,316	4,054,852
U.S. Treasury 3 Month Bill ETF	230	$11,505	289,704	$14,457,024	289,934	$14,466,181
U.S. Treasury 6 Month Bill ETF	—	—	18,106	908,729	18,106	906,559
U.S. Treasury 2 Year Note ETF	—	—	49,260	2,392,947	49,260	2,392,354
U.S. Treasury 5 Year Note ETF	10,290	508,920	51,210	2,519,532	8,040	397,955
F/m US Treasury 3 Year Note ETF	—	—	10,000	498,500	6,700	333,254
	114,888	5,956,458	567,474	28,444,589	501,259	25,153,603

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

	February 28, 2026
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Market Value
F/m 3-Year Investment Grade Corporate Bond ETF	$12,317	$—	$2,410	$—	34,230	$1,755,763
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	1,757	—	(208)	(798)	—	—
F/m Ultrashort Tax-Free Municipal ETF	14,031	—	—	4,352	—	—
F/m High Yield 100 ETF	166,264		(48,671)	62,466	90,113	4,710,378
U.S. Treasury 3 Month Bill ETF	5,229	—	(25)	(2,322)	—	—
U.S. Treasury 6 Month Bill ETF	3,929	—	—	(2,171)	—	—
U.S. Treasury 2 Year Note ETF	6,264	—	—	(593)	—	—
U.S. Treasury 5 Year Note ETF	22,828	—	20,699	6,568	53,460	2,657,764
F/m US Treasury 3 Year Note ETF	1,912	—	644	(742)	3,300	165,149
	$234,532	$—	$(25,152)	$66,760	181,103	$9,289,053

8. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

Notes to Financial Statements (conCLUDED)

February 28, 2026 (Unaudited)

Subsequent to February 28, 2026, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	3/30/2026	3/30/2026	3/31/2026	$0.17738611
F/m 3-Year Investment Grade Corporate Bond ETF	3/30/2026	3/30/2026	3/31/2026	$0.17781625
F/m 10-Year Investment Grade Corporate Bond ETF	3/30/2026	3/30/2026	3/31/2026	$0.20717
F/m Opportunistic Income ETF	3/30/2026	3/30/2026	3/31/2026	$0.19059
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	3/17/2026	3/17/2026	3/18/2026	$0.18286204
F/m High Yield 100 ETF	3/17/2026	3/17/2026	3/18/2026	$0.28064516
F/m Ultrashort Tax-Free Municipal ETF	3/30/2026	3/30/2026	3/31/2026	$0.15698333
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	4/16/2026	4/16/2026	4/17/2026	$0.17903565
F/m High Yield 100 ETF	4/16/2026	4/16/2026	4/17/2026	$0.28709678

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

OTHER INFORMATION

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange at price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.fminvest.com/etfs.

Approval of Investment Advisory Agreement - F/m Ultrashort Tax-Free Municipal ETF

As required by the 1940 Act, the Board of Directors (“Directors”), including all of the Directors who are not “interested persons” of The RBB Fund, Inc. (the “Company”), as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between F/m Investments LLC (“F/m”) and the Company, on behalf of the new F/m Ultrashort Tax-Free Municipal ETF (the “Fund”) at a meeting of the Board held on February 5-6, 2025. At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by F/m, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and F/m with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. The Directors considered whether approval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s AUM and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, as applicable; (vi) F/m’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial information and insurance coverage; (ix) F/m’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Directors noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent, and quality of the services to be provided by F/m. The Directors concluded that F/m had sufficient resources to provide services to the Fund.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF

OTHER INFORMATION (Concluded)

(UNAUDITED)

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that F/m would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of the unitary fee.

After reviewing the information regarding F/m’s estimated costs, profitability and economies of scale, and after considering the services to be provided by F/m, the Directors concluded that the investment advisory fees to be paid by the Fund to F/m were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2026.

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements
February 28, 2026
(Unaudited)

Oakhurst Fixed Income Fund (OHFIX)

A series of The RBB Fund, Inc.

F/m Investments LLC

Oakhurst Fixed Income Fund

Schedule of Investments

February 28, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 25.5%
Communications — 1.1%
AT&T, Inc., 7.13%, 12/15/2031	$750,000	$846,024
Meta Platforms, Inc., 5.63%, 11/15/2055	196,000	192,002
		1,038,026
Consumer Discretionary — 2.0%
AutoZone, Inc., 4.75%, 08/01/2032	669,000	679,386
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (a)	549,000	589,023
Marriott International, Inc./MD, 5.10%, 04/15/2032	635,000	661,969
		1,930,378
Consumer Staples — 0.5%
BAT Capital Corp., 7.08%, 08/02/2053	373,000	428,037

Energy — 2.6%
Diamondback Energy, Inc., 5.40%, 04/18/2034	564,000	586,716
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032 (b)	490,000	590,065
Enbridge, Inc., 5.70%, 03/08/2033	616,000	655,116
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	627,000	655,339
		2,487,236
Financials — 8.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	733,000	685,385
American Homes 4 Rent LP, 5.50%, 02/01/2034	627,000	648,769
Antares Holdings LP, 7.95%, 08/11/2028 (c)	645,000	682,718
Aviation Capital Group LLC, 6.38%, 07/15/2030 (c)	646,000	694,690
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	661,000	686,316
Capital One Financial Corp., 4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031	654,000	654,308
CBRE Services, Inc., 4.90%, 01/15/2033	683,000	691,985
Crown Castle, Inc., 5.10%, 05/01/2033	674,000	687,216
Fairfax Financial Holdings Ltd., 7.75%, 07/15/2037	657,000	766,600

	Par	Value
Financials — 8.2% (continued)
FS KKR Capital Corp., 6.88%, 08/15/2029	$950,000	$940,341
Jackson Financial, Inc., 3.13%, 11/23/2031	643,000	586,746
		7,725,074
Health Care — 1.9%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	473,000	518,569
Cigna Group, 4.50%, 09/15/2030	645,000	654,020
Quest Diagnostics, Inc., 6.40%, 11/30/2033	593,000	663,294
		1,835,883
Technology — 5.4%
Applied Materials, Inc., 5.85%, 06/15/2041	642,000	697,119
Broadcom, Inc., 4.90%, 07/15/2032	676,000	696,664
Dell International LLC / EMC Corp., 4.75%, 10/06/2032	653,000	659,378
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (a)(b)	604,000	654,997
Jabil, Inc., 4.75%, 02/01/2033	594,000	592,203
Kyndryl Holdings, Inc., 6.35%, 02/20/2034 (a)	635,000	606,598
Leidos Holdings, Inc., 5.95%, 12/01/2040	571,000	594,113
Oracle Corp., 4.45%, 09/26/2030	595,000	585,082
		5,086,154
Utilities — 3.8%
Ameren Corp., 5.38%, 03/15/2035	658,000	680,196
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	523,000	584,800
Constellation Energy Generation LLC, 4.40%, 01/15/2031	441,000	444,219
DTE Electric Co., 5.25%, 05/15/2035	637,000	664,634
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	482,000	579,807
Potomac Electric Power Co., 7.90%, 12/15/2038	465,000	585,471
		3,539,127
TOTAL CORPORATE BONDS (Cost $23,560,375)		24,069,915

The accompanying notes are an integral part of the financial statements.
1

Oakhurst Fixed Income Fund

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 22.5%
United States Treasury Note/Bond
3.63%, 09/30/2031	$1,405,000	$1,407,854
4.00%, 06/30/2032	1,961,000	1,998,650
3.75%, 11/30/2032	1,982,000	1,987,961
4.50%, 11/15/2033	2,882,000	3,020,359
4.00%, 02/15/2034	1,948,000	1,974,100
4.38%, 05/15/2034	2,411,000	2,503,720
4.25%, 11/15/2034	1,945,000	1,998,715
4.63%, 02/15/2035	1,866,000	1,968,958
3.00%, 05/15/2042	2,862,000	2,378,702
2.50%, 02/15/2045	2,708,000	1,988,899
TOTAL U.S. TREASURY SECURITIES (Cost $21,119,534)		21,227,918

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.7%
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 5.13%, 11/25/2033 (d)	185,305	164,148
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040 (c)(d)	905,000	923,172
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (c)(d)	278,269	261,384
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	210,488	217,840
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	21,041	21,806
Series 3622, Class WA, 5.50%, 09/15/2039	94,288	96,790
Series 3793, Class UA, 4.00%, 06/15/2033	18,294	18,353
Series 3940, Class PD, 2.50%, 02/15/2041	38,099	37,635
Series 4077, Class AP, 4.00%, 01/15/2042	19,826	19,728
Series 4753, Class JA, 3.00%, 12/15/2047	828,597	773,168
Series 4760, Class A, 3.00%, 02/15/2048	458,149	445,647
Series 4960, Class PD, 2.00%, 10/25/2049	555,352	483,950
Series 5145, Class AB, 1.50%, 09/25/2049	1,030,292	846,063
Series 5206, Class DV, 3.50%, 06/25/2033	832,518	814,886

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.7% (continued)
Series 5227, Class JQ, 4.00%, 04/25/2047	$754,003	$746,552
Series 5252, Class BA, 4.00%, 02/25/2050	776,595	773,218
Series 5413, Class MD, 6.00%, 04/25/2050	1,024,592	1,032,209
Series 5511, Class A, 5.00%, 06/25/2051	608,235	608,507
Series 5569, Class BA, 5.00%, 07/25/2052	896,605	902,882
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	17,349	17,944
Series 2009-96, Class DB, 4.00%, 11/25/2029	24,730	24,682
Series 2013-13, Class MA, 4.00%, 01/25/2043	178,785	178,643
Series 2016-24, Class HA, 3.00%, 04/25/2044	29,553	29,242
Series 2016-49, Class LA, 3.50%, 01/25/2043	36,095	35,945
Series 2016-89, Class CG, 3.00%, 04/25/2046	82,417	78,886
Series 2017-105, Class N, 3.00%, 01/25/2048	892,120	817,014
Series 2017-22, Class EC, 3.00%, 06/25/2044	46,171	45,651
Series 2018-45, Class AB, 3.00%, 06/25/2048	167,303	155,205
Series 2019-33, Class N, 3.00%, 03/25/2048	186,900	180,409
Series 2022-22, Class EV, 4.00%, 07/25/2033	599,490	597,064
Series 2024-25, Class AD, 5.00%, 03/25/2044	2,029,282	2,034,714
Government National Mortgage Association
Series 2020-133, Class HA, 3.50%, 09/20/2050	187,385	174,337
Series 2020-134, Class NP, 2.50%, 09/20/2050	762,134	655,671
Series 2020-84, Class WA, 3.50%, 06/20/2050	132,225	123,178
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (c)(d)	535,276	456,178
Harborview Mortgage Loan Trust, Series 2004-4, Class 2A, 4.34% (1 mo. Term SOFR + 0.67%), 06/19/2034	49,318	46,229

The accompanying notes are an integral part of the financial statements.
2

Oakhurst Fixed Income Fund

Schedule of Investments (CONTINUED)

February 28, 2026 (Unaudited)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.7% (continued)
JP Morgan Mortgage Trust
Series 2013-3, Class A3, 3.38%, 07/25/2043 (c)(d)	$36,411	$35,050
Series 2017-2, Class A3, 3.50%, 05/25/2047 (c)(d)	87,379	81,645
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, 4.00%, 05/25/2057 (c)(d)	691,186	680,674
Provident Funding Mortgage Trust, Series 2025-1, Class A3, 5.50%, 02/25/2055 (c)(d)	1,029,870	1,041,519
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (c)(d)	1,114,401	1,015,002
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (c)(d)	121,558	119,893
Sequoia Mortgage Trust, Series 2025-S2, Class A1, 4.00%, 11/25/2055 (c)(d)	997,177	957,327
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (c)(d)	860,384	795,323
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,139,716)		19,565,363

MORTGAGE-BACKED SECURITIES — 19.5%
Pool C91859, 3.50%, 12/01/2035	149,872	147,716
Pool RQ0073, 4.00%, 12/01/2055	1,232,623	1,199,300
Pool SD3148, 5.00%, 06/01/2053	928,711	946,306
Pool SD3386, 5.50%, 07/01/2053	1,234,263	1,259,917
Pool SD8246, 5.00%, 09/01/2052	1,304,037	1,317,357
Pool SD8255, 3.50%, 10/01/2052	307	290
Pool SD8265, 4.00%, 11/01/2052	580,694	565,489
Pool SD8489, 4.50%, 12/01/2054	2,070,050	2,049,783
Federal National Mortgage Association
Pool CA2472, 4.00%, 10/01/2048	897,694	881,983
Pool CB4024, 4.50%, 07/01/2052	1,055,520	1,056,828

	Par	Value
MORTGAGE-BACKED SECURITIES — 19.5% (continued)
Pool FA0095, 6.00%, 12/01/2054	$1,126,808	$1,165,573
Pool FM5329, 2.00%, 01/01/2031	273,877	264,489
Pool FS0862, 2.50%, 12/01/2036	598,001	573,433
Pool FS3430, 4.00%, 11/01/2052	830,219	821,630
Pool FS4239, 5.00%, 03/01/2053	1,041,722	1,061,587
Pool FS4522, 5.00%, 05/01/2053	1,286,772	1,298,944
Pool FS5649, 5.50%, 08/01/2053	345,312	351,592
Pool FS5779, 5.50%, 09/01/2053	925,863	949,468
Pool FS8469, 5.50%, 07/01/2054	319,256	329,180
Pool MA0584, 4.50%, 10/01/2040	8,177	8,143
Pool MA1201, 3.50%, 10/01/2032	54,822	54,279
Pool MA2705, 3.00%, 08/01/2046	496,238	461,226
Pool MA3210, 3.50%, 12/01/2047	295,519	281,985
Pool MA3356, 3.50%, 05/01/2048	1,414,035	1,349,667
TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,948,100)		18,396,165

ASSET-BACKED SECURITIES — 8.5%
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	896,603	860,057
Compass Datacenters LLC, Series 2026-1A, Class A21, 4.90%, 02/25/2056 (c)(e)	800,000	809,438
DB Master Finance Parent LLC, Series 2025-1A, Class A2II, 5.17%, 08/20/2055 (c)	1,022,438	1,040,153
Domino’s SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (c)	636,988	612,539
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (c)	1,667	1,665
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (c)	1,030,000	1,050,222
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (c)	10,000	9,666

The accompanying notes are an integral part of the financial statements.
3

Oakhurst Fixed Income Fund

Schedule of Investments (concluded)

February 28, 2026 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 8.5% (continued)
Series 2021-3, 2.59%, 10/15/2031 (c)	$950,000	$868,238
Taco Bell Corp., Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (c)	1,070,000	1,095,368
Union Pacific Railroad Co., 6.18%, 01/02/2031	464,174	495,669
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3, 4.58%, 06/15/2029 (c)	1,133,000	1,143,471
TOTAL ASSET-BACKED SECURITIES (Cost $7,845,681)		7,986,486

U.S. GOVERNMENT AGENCY ISSUES — 2.0%
Federal Farm Credit Banks Funding Corp, 2.40%, 03/24/2036	900,000	762,614
Tennessee Valley Authority, 4.65%, 06/15/2035	1,100,000	1,151,027
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,897,705)		1,913,641

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (f)	1,709,381	1,709,381
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,709,381)		1,709,381

	Shares	value
MONEY MARKET FUNDS — 0.6%
Invesco Treasury Portfolio - Institutional Class, 3.56% (f)	547,922	$547,922
TOTAL MONEY MARKET FUNDS (Cost $547,922)		547,922

TOTAL INVESTMENTS — 101.1% (Cost $94,768,414)		95,416,791
Liabilities in Excess of Other Assets — (1.1)%		(1,073,471)
TOTAL NET ASSETS — 100.0%		$94,343,320

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $1,677,024.

(b)	Step coupon bond. The rate disclosed is as of February 28, 2026.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $14,375,335 or 15.2% of the Fund’s net assets.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2026.

(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $809,438 or 0.9% of net assets as of February 28, 2026.

(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
4

OAKHURST FIXED INCOME FUND

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

ASSETS:
Investments, at value	$95,416,791
Interest receivable	686,420
Receivable for fund shares sold	65,470
Dividends receivable	3,166
Receivable from Adviser	1,537
Security lending income receivable	240
Prepaid expenses and other assets	11,782
Total assets	96,185,406

LIABILITIES:
Payable upon return of securities loaned	1,709,381
Payable to custodian	23,722
Payable for capital shares redeemed	2,402
Payable for shareholder servicing fees	910
Payable for expenses and other liabilities	105,671
Total liabilities	1,842,086
NET ASSETS	$94,343,320

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$10,464
Additional paid-in capital	106,270,596
Total accumulated losses	(11,937,740)
Total net assets	$94,343,320

Institutional Class
Net assets	$94,343,320
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	10,464,431
Net asset value per share	$9.02

COST:
Investments, at cost	$94,768,414

LOANED SECURITIES:
at value (included in investments)	$1,677,024

The accompanying notes are an integral part of the financial statements.
5

OAKHURST FIXED INCOME FUND

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT INCOME:
Dividend income	$43,224
Interest income	2,578,921
Securities lending income	1,303
Total investment income	2,623,448

EXPENSES:
Investment advisory fee	291,286
Fund administration and accounting fees	79,664
Legal fees	20,873
Federal and state registration fees	19,502
Compliance fees	10,908
Audit fees	10,330
Transfer agent fees	5,746
Custodian fees	5,095
Reports to shareholders	2,727
Trustees’ fees	2,241
Other expenses and fees	10,078
Total expenses	458,450
Expense reimbursement by Adviser	(106,266)
Net expenses	352,184
NET INVESTMENT INCOME	2,271,264

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(636,311)
Net realized gain (loss)	(636,311)
Net change in unrealized appreciation (depreciation) on:
Investments	2,112,340
Net change in unrealized appreciation (depreciation)	2,112,340
Net realized and unrealized gain (loss)	1,476,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,747,293

The accompanying notes are an integral part of the financial statements.
6

OAKHURST FIXED INCOME FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$2,271,264	$5,250,312
Net realized gain (loss)	(636,311)	(2,756,086)
Net change in unrealized appreciation (depreciation)	2,112,340	2,083,199
Net increase (decrease) in net assets from operations	3,747,293	4,577,425

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(2,193,391)	(5,356,475)
Total distributions to shareholders	(2,193,391)	(5,356,475)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	51,628,697	48,702,887
Shares issued from reinvestment of distributions - Institutional Class	1,027,058	3,259,520
Shares redeemed - Institutional Class	(65,327,719)	(70,519,687)
Net increase (decrease) in net assets from capital transactions	(12,671,964)	(18,557,280)
NET INCREASE (DECREASE) IN NET ASSETS	(11,118,062)	(19,336,330)

NET ASSETS:
Beginning of the period	105,461,382	124,797,712
End of the period	$94,343,320	$105,461,382

SHARES TRANSACTIONS
Shares sold - Institutional Class	5,764,589	5,535,101
Shares issued from reinvestment of distributions - Institutional Class	114,842	370,990
Shares redeemed - Institutional Class	(7,311,376)	(8,031,685)
Total increase (decrease) in shares outstanding	(1,431,945)	(2,125,594)

The accompanying notes are an integral part of the financial statements.
7

OAKHURST FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024(1)	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.87	$8.90	$8.56	$8.90	$10.28	$10.40
Net investment income/(loss)(3)	0.17	0.35	0.34	0.27	0.19	0.15
Net realized and unrealized gain/(loss) from investments	0.15	(0.02)	0.35	(0.33)	(1.26)	— (2)
Net increase/(decrease) in net assets resulting from operations	0.32	0.33	0.69	(0.06)	(1.07)	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.36)	(0.35)	(0.28)	(0.22)	(0.21)
Net realized gains on investments	—	—	—	—	(0.09)	(0.06)
Total distributions	(0.17)	(0.36)	(0.35)	(0.28)	(0.31)	(0.27)
Net asset value, end of period	$9.02	$8.87	$8.90	$8.56	$8.90	$10.28
Total investment return/(loss)(4)	3.66%	3.86%	8.21%	(0.62)%	(10.59)%	1.42%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$94,343	$105,461	$124,798	$115,408	$119,410	$126,210
Ratio of expenses to average net assets with waivers and/or reimbursements(5)	0.60%	0.60%	0.58%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets without waivers and reimbursements(5)	0.79%	0.74%	0.78%	0.78%	0.84%	0.80%
Ratio of net investment income/(loss) to average net assets with waviers(6)	3.90%	3.99%	3.97%	3.16%	1.97%	1.45%
Portfolio turnover rate	46%	63%	41%	36%	48%	52%

(1)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Rounds to less than $0.01 per share.
(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(5)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(6)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.
8

OAKHURST FIXED INCOME FUND

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the Oakhurst Fixed Income Fund (the “Fund”). The Oakhurst Fixed Income Fund commenced operations on October 31, 2012. The Fund was treated as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its respective shareholders in complete liquidation and termination of the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Fund and the Predecessor Fund, as applicable. The Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of the Fund are not currently offered. When both share classes of the Fund are offered, each share class of the Fund will represent an ownership interest in the Fund’s investment portfolio.

The investment objective of the Fund is total return.

The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded

9

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Corporate Bonds	$—	$24,069,915	$—	$24,069,915
U.S. Treasury Securities	—	21,227,918	—	21,227,918
Collateralized Mortgage Obligations	—	19,565,363	—	19,565,363
Mortgage-Backed Securities	—	18,396,165	—	18,396,165
Asset-Backed Securities	—	7,177,048	809,438	7,986,486
U.S. Government Agency Issues	—	1,913,641	—	1,913,641
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,709,381
Money Market Funds	547,922	—	—	547,922
Total Investments	$547,922	$92,350,050	$809,438	$95,416,791

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

10

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER INVESTMENT COMPANIES — The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of the Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The U.S. Securities and Exchange Commission has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

11

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

Concentration Risk - Mortgage-Backed Securities — The Fund has adopted a fundamental policy to concentrate its investments in the mortgage-backed securities industry. This means the Fund generally aims to invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Fund’s investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in mortgage-backed securities are subject to default risk, prepayment risk, extension risk and market risk when interest rates rise. As a result of the Fund’s policy to concentrate in mortgage-backed securities, the Fund will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of the end of the six month period, the Fund had 19.5% of the value of its net assets invested in mortgage-backed securities.

RULE 144A SECURITIES RISK — Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding the Fund’s investments in 144A securities.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from the series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund, under the terms of an investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and the Adviser. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Fund.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed until December 31, 2026 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary items) to 0.60% of the average daily net assets allocable to the Institutional Class shares of the Fund.

12

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

	EXPIRATION AT AUGUST 31
FUND	2027	2028	2029	TOTAL
Oakhurst Fixed Income Fund	$181,008	$186,303	$106,266	$473,577

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. INVESTMENT TRANSACTIONS

During the current fiscal period, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

FUND	PURCHASES	SALES
Oakhurst Fixed Income Fund	$32,937,713	$36,137,069

During the current fiscal period, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

FUND	PURCHASES	SALES
Oakhurst Fixed Income Fund	$18,364,438	$28,113,318

13

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

5. FEDERAL INCOME TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statement.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of the end of the Fund’s fiscal year on August 31, 2025:

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON INVESTMENTS	UNDISTRIBUTED ORDINARY INCOME	ACCUMULATED CAPITAL AND OTHER LOSSES	DIVIDEND PAYABLE	TOTAL DISTRIBUTABLE EARNINGS/ (LOSS)
Oakhurst Fixed Income Fund	$107,661,310	$1,600,314	$(3,076,871)	$(1,476,557)	$180,146	$(12,023,027)	$(172,204)	$(13,491,642)

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and U.S. GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and dividends payable.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 was as follows:

FUND	YEARS ENDED	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TOTAL DISTRIBUTIONS*
Oakhurst Fixed Income Fund	August 31, 2025	$5,341,298	$—	$5,341,298

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts.

As of August 31, 2025, the Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

FUND	SHORT-TERM LOSS CARRYFORWARDS	LONG-TERM LOSS CARRYFORWARDS	TOTAL
Oakhurst Fixed Income Fund	$(922,931)	$(11,100,796)	$(12,023,027)

These CLCFs may be carried forward indefinitely and are available to offset net realized capital gains in future years, thereby reducing future taxable capital gain distributions.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

14

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended August 31, 2025, the Fund did not incur any interest or penalties.

6. SECURITIES LENDING

The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Fund, and the Custodian, the Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income generated from the securities lending transactions. The net amount of income earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable net asset value of $1.00. The Fund bears the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Oakhurst Fixed Income Fund	$1,677,024	$1,709,381	$1,303

Securities lending transactions are entered into by the Fund’s securities lending agent on behalf of the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund’s securities lending agent on behalf of the Fund under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Oakhurst Fixed Income Fund	$1,677,024	$—	$1,677,024	$(1,677,024)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

15

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (CONCLUDED)

February 28, 2026 (Unaudited)

7. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Fund paid the following distributions:

FUND	RECORD DATE	Ex-Date	PAY DATE	DISTRIBUTION RATE PER SHARE
Oakhurst Fixed Income Fund	3/27/2026	3/30/2026	3/31/2026	$0.03

16

OAKHURST FIXED INCOME FUND

OTHER INFORMATION

FEBRUARY 28, 2026 (UNAUDITED)

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website www.fminvest.com.

17

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Financial Statements
February 28, 2026
(Unaudited)

F/m Investments
Large Cap Focused Fund
of

A series of The RBB Fund, Inc.

Investor Class Shares (IAFMX)

Institutional Class Shares (IAFLX)

F/m Investments LLC

F/m Investments Large Cap Focused Fund

Schedule of Investments

February 28, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 88.0%
Aerospace & Defense — 2.8%
Karman Holdings, Inc.(a)	25,187	$2,219,227

E-Commerce Discretionary — 3.7%
Amazon.com, Inc.(a)	13,962	2,932,020

Electric Utilities — 3.7%
Duke Energy Corp.	22,484	2,942,031

Entertainment Content — 4.4%
Netflix, Inc.(a)	36,224	3,486,198

Internet Media & Services — 8.8%
Alphabet, Inc. - Class A	7,922	2,469,763
Meta Platforms, Inc. - Class A	7,106	4,605,967
		7,075,730
Retail - Consumer Staples — 3.3%
Casey’s General Stores, Inc.	3,804	2,607,984

Semiconductors — 26.1%(b)
Advanced Micro Devices, Inc.(a)	18,206	3,645,023
Astera Labs, Inc.(a)	37,350	4,438,301
Broadcom, Inc.	10,415	3,328,113
NVIDIA Corp.	53,583	9,494,372
		20,905,809
Software — 8.5%
Microsoft Corp.	14,028	5,509,357
Palo Alto Networks, Inc.(a)	8,993	1,339,237
		6,848,594
Specialty Finance — 1.8%
Mastercard, Inc. - Class A	2,835	1,466,290

Steel — 2.7%
Steel Dynamics, Inc.	11,326	2,187,390

Technology Hardware — 18.0%
Apple, Inc.	46,875	12,383,438
Arista Networks, Inc.(a)	15,434	2,060,439
		14,443,877
Transportation & Logistics — 4.2%
United Parcel Service, Inc. - Class B	29,103	3,374,784
TOTAL COMMON STOCKS (Cost $62,550,263)		70,489,934

EXCHANGE TRADED FUNDS — 8.6%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF(c)	49,060	$2,440,735
F/m US Treasury 6 Month Bill ETF(c)	89,196	4,463,368
TOTAL EXCHANGE TRADED FUNDS (Cost $6,928,176)		6,904,103

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.0%
First American Treasury Obligations Fund - Class X, 3.60%(d)	1,619,948	1,619,948
TOTAL MONEY MARKET FUNDS (Cost $1,619,948)		1,619,948

TOTAL INVESTMENTS — 98.6% (Cost $71,098,387)		79,013,985
Other Assets in Excess of Liabilities — 1.4%		1,140,478
TOTAL NET ASSETS — 100.0%		$80,154,463

Percentages are stated as a percent of net assets.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Affiliated security as defined by the Investment Company Act of 1940.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
1

F/m Investments Large Cap Focused Fund

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value	$72,109,882
Investments in affiliated securities, at value	6,904,103
Receivable for investments sold	4,186,423
Dividends receivable	88,853
Receivable for fund shares sold	29,718
Prepaid expenses and other assets	25,761
Total assets	83,344,740

LIABILITIES:
Payable for investments purchased	2,996,978
Payable for distribution and shareholder servicing fees	72,828
Payable to Adviser	40,205
Payable for expenses and other liabilities	80,266
Total liabilities	3,190,277

NET ASSETS	$80,154,463

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$4,522
Additional paid-in capital	64,105,828
Total distributable earnings	16,044,113
Total net assets	$80,154,463

Institutional Class
Net assets	$64,092,164
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	3,594,554
Net asset value per share	$17.83

Investor Class
Net assets	$16,062,299
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	927,478
Net asset value per share	$17.32

Investments in unaffiliated securities, at cost	$64,170,211
Investments in affiliated securities, at cost	$6,928,176

The accompanying notes are an integral part of the financial statements.
2

F/m Investments Large Cap Focused Fund

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$292,124
Dividend income from affiliated securities	176,069
Total investment income	468,193

EXPENSES:
Investment advisory fee	293,263
Transfer agent fees	46,810
Fund administration and accounting fees	21,017
Federal and state registration fees	17,244
Compliance fees	15,744
Legal fees	15,571
Distribution expenses - Investor Class	14,808
Trustees’ fees	12,350
Audit fees	7,861
Reports to shareholders	4,492
Custodian fees	1,384
Other expenses and fees	14,054
Total expenses	464,598
Expense reimbursement by Adviser	(72,992)
Net expenses	391,606
NET INVESTMENT INCOME	76,587

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	12,633,803
Investments in affiliated securities	(15,177)
Net realized gain (loss)	12,618,626
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(13,375,443)
Investments in affiliated securities	(24,970)
Net change in unrealized appreciation (depreciation)	(13,400,413)
Net realized and unrealized gain (loss)	(781,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(705,200)

The accompanying notes are an integral part of the financial statements.
3

F/m Investments Large Cap Focused Fund

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$76,587	$(137,315)
Net realized gain (loss)	12,618,626	15,242,040
Net change in unrealized appreciation (depreciation)	(13,400,413)	3,376,345
Net increase (decrease) in net assets from operations	(705,200)	18,481,070

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(9,896,511)	(1,116,464)
From earnings - Investor Class	(2,584,724)	(3,951,698)
Total distributions to shareholders	(12,481,235)	(5,068,162)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	4,361,277	138,004
Shares issued from reinvestment of distributions - Institutional Class	9,896,511	3,951,698
Shares redeemed - Institutional Class	(4,232,108)	(1,610,757)
Shares sold - Investor Class	1,003,665	755,177
Shares issued from reinvestment of distributions - Investor Class	2,584,724	1,116,464
Shares redeemed - Investor Class	(1,806,527)	(1,774,077)
Net increase (decrease) in net assets from capital transactions	11,807,542	2,576,509

NET INCREASE (DECREASE) IN NET ASSETS	(1,378,893)	15,989,417

NET ASSETS:
Beginning of the period	$81,533,356	$65,543,939
End of the period	$80,154,463	$81,533,356

SHARES TRANSACTIONS
Shares sold - Institutional Class	227,967	7,147
Shares issued from reinvestment of distributions - Institutional Class	520,869	221,632
Shares redeemed - Institutional Class	(222,888)	(94,994)
Shares sold - Investor Class	53,834	42,728
Shares issued from reinvestment of distributions - Investor Class	139,942	63,981
Shares redeemed - Investor Class	(93,928)	(103,625)
Total increase (decrease) in shares outstanding	625,796	136,869

The accompanying notes are an integral part of the financial statements.
4

F/m Investments Large Cap Focused Fund

INVESTOR class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)		For the YEAR Ended august 31, 2025	For the period Ended august 31, 2024^		For the Year Ended June 30, 2024(f)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
PER SHARE DATA:
Net asset value, beginning of period	$20.54		$17.17	$17.17		$13.82	$12.57	$19.96
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00	(b)	(0.08)	(0.03)		(0.09)	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.02)		4.80	0.03		3.44	3.04	(3.07)
Total from investment operations	(0.02)		4.72	—		3.35	3.03	(3.15)
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.20)		(1.35)	—		—	(1.78)	(4.24)
Total distributions	(3.20)		(1.35)	—		—	(1.78)	(4.24)
Net asset value, end of period	$17.32		$20.54	$17.17		$17.17	$13.82	$12.57
TOTAL RETURN(c)	0.70%		28.87%	0.00	%(h)	24.24%	28.91%	(21.33)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,062		$16,999	$14,157		$14,279	$12,887	$9,934
Ratio of expenses to average net assets:
Before expense reimbursement(d)(e)	1.25%		1.36%	1.24	%(i)	1.44%	1.39%	1.39%
After expense reimbursement(e)	1.07%		1.15%	1.15	%(i)	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets(g)	0.04%		(0.39)%	(0.68	)%(i)	(0.53)%	(0.11)%	(0.46)%
Portfolio turnover rate	91	%(h)	132%	19	%(h)	59%	113%	169%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.
(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Amount represents less than $0.005 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).
(e)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(f)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(h)	Not annualized.
(i)	Annualized.

The accompanying notes are an integral part of the financial statements.
5

F/m Investments Large Cap Focused Fund

INSTITUTIONAL Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)		For the year Ended august 31, 2025	For the period Ended august 31, 2024^		For the Year Ended June 30, 2024(f)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
PER SHARE DATA:
Net asset value, beginning of period	$21.03		$17.51	$17.50		$14.06	$12.72	$20.10
INVESTMENT OPERATIONS:
Net investment loss(a)	0.02		(0.02)	—	(b)	(0.03)	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	(0.02)		4.89	0.01		3.47	3.10	(3.12)
Total from investment operations	0.00	(b)	4.87	0.01		3.44	3.12	(3.14)
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.20)		(1.35)	—		—	(1.78)	(4.24)
Total distributions	(3.20)		(1.35)	—		—	(1.78)	(4.24)
Net asset value, end of period	$17.83		$21.03	$17.51		$17.50	$14.06	$12.72
TOTAL RETURN(c)	0.79%		29.19%	0.06	%(h)	24.47%	29.31%	(21.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,092		$64,534	$51,387		$51,860	$48,477	$56,045
Ratio of expenses to average net assets:
Before expense reimbursement(d)(e)	1.07%		1.11%	0.99	%(i)	1.20%	1.14%	1.14%
After expense reimbursement(e)	0.90%		0.90%	0.90	%(i)	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets(g)	0.22%		(0.14)%	(0.43	)%(i)	(0.28)%	0.16%	(0.21)%
Portfolio turnover rate	91	%(h)	132%	19	%(h)	59%	113%	169%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.
(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).
(e)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(f)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(h)	Not annualized.
(i)	Annualized.

The accompanying notes are an integral part of the financial statements.
6

F/m Investments Large Cap Focused Fund

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the F/m Investments Large Cap Focused Fund (the “Fund”). The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as a new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Fund and the Predecessor Fund, as applicable. The Fund currently offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $100,000 initial investment). Each share class represents an ownership interest of the respective class in the same investment portfolio.

The investment objective of the Fund is long-term growth of capital.

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Portfolio valuation — The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of a security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ official closing price. Investments in registered investment companies, including money market funds, are reported at their respective NAV as reported by those companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by F/m Investments LLC (the “Adviser”) as the Valuation Designee (as defined below), in accordance with procedures established by and under the general supervision of the board of directors of the Company (the “Board” or the “Directors”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade size; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

7

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$70,489,934	$—	$—	$70,489,934
Exchange Traded Funds	6,904,103	—	—	6,904,103
Money Market Funds	1,619,948	—	—	1,619,948
Total Investments	$79,013,985	$—	$—	$79,013,985

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are

8

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS to shareholders — Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

SECTOR RISK — If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of February 28, 2026, the Fund had 26.1% of its net assets invested in the Semiconductors sector.

NON-DIVERSIFIED FUND — The Fund is a non-diversified fund. A non-diversified fund may or may not have a diversified portfolio of investments at any given time and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from the series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund, under the terms of an investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and the Adviser. The Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.70% of its average daily

9

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

net assets. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed until December 31, 2026 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest, taxes, and any other items as agreed upon by the parties from time to time) to 1.15% of the average daily net assets allocable to Investor Class shares and 0.90% of Institutional Class shares of the Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
FUND	JUNE 30, 2027	AUGUST 31, 2027	AUGUST 31, 2028	AUGUST 31, 2029	TOTAL
F/m Large Cap Focused Fund	$126,934	$10,543	$151,497	$72,992	$361,966

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

DISTRIBUTION PLAN

The Board has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act which permits the Fund’s Distributor to receive from the Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25%, of the Investor Class Shares, on an annualized basis of the average daily net assets of the Investor Class Shares of the Fund. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the current fiscal period, Investor Class shares of the Fund incurred $14,808 of distribution fees under the Plan.

10

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for the services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

3. Investment Transactions

During the current fiscal period, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $73,593,192 and $74,820,802, respectively.

4. FEDERAL INCOME TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of the Fund’s fiscal year ended August 31, 2025:

FUND	TAX COST OF PORTFOLIO INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION	UNDISTRIBUTED LONG TERM GAIN	OTHER ACCUMULATED GAIN/(LOSS)	TOTAL DISTRIBUTABLE EARNINGS/ (LOSSES)
F/m Large Cap Focused Fund	$60,384,111	$21,373,213	$(63,431)	$21,309,782	$8,033,316	$(112,550)	$29,230,548

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and U.S. GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 were as follows:

FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TOTAL DISTRIBUTIONS
F/m Large Cap Focused Fund	$—	$5,068,162	$5,068,162

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. As of August 31, 2025, the Fund had $112,550 of qualified late-year losses. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

11

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains. During the fiscal year, the Fund utilized $1,864,575 of capital loss carryforwards.

For the fiscal period from September 1, 2024 to August 31, 2025, the Fund reclassified $252,586 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. These reclassifications are primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and adjustments and the disallowance of net operating losses. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal period from September 1, 2024 to August 31, 2025, the Fund did not incur any interest or penalties.

5. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such affiliated issuers are:

	SEPTEMBER 1, 2025		ADDITIONS		REDUCTIONS
ISSUER NAME	SHARE BALANCE	FAIR VALUE	SHARE BALANCE	COST	SHARE BALANCE	PROCEEDS
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	44,563	$2,234,389	22,832	$1,139,007	18,335	$910,673
F/m US Treasury 3 Month Bill Fund	—	—	64,135	3,199,054	64,135	3,204,826
F/m US Treasury 6 Month Bill ETF	84,674	4,249,788	337,848	16,929,771	333,326	16,692,261
Total	129,237	6,484,177	424,815	21,267,832	415,796	20,807,759

12

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (concluded)

February 28, 2026 (Unaudited)

	FEBRUARY 28, 2026
ISSUER NAME	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	FAIR VALUE

F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	$56,263	$—	$(9,431)	$(12,558)	49,060	$2,440,735
F/m US Treasury 3 Month Bill Fund	—	—	—	5,772	—	—
F/m US Treasury 6 Month Bill ETF	119,806	—	(15,539)	(8,391)	89,196	4,463,368
Total	176,069	—	(24,970)	(15,177)	138,256	6,904,103

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined there were no significant events requiring recognition or disclosure in the financial statements.

13

F/m Investments Large Cap Focused Fund

other information

February 28, 2026 (unaudited)

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the U.S. Securities and Exchange Commission’s (the “SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website www.fminvest.com.

14

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Financial Statements
February 28, 2026
(Unaudited)

 F/m Emerald Life Sciences Innovation ETF | (Nasdaq: LFSC)

a series of The RBB Fund, Inc.

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8%
Health Care — 98.8% (a)
Biotechnology — 57.8% (a)
ACADIA Pharmaceuticals, Inc. (b)	96,135	$2,361,076
Axsome Therapeutics, Inc. (b)	12,677	2,077,633
Billiontoone, Inc. (b)	16,846	1,285,855
Bridgebio Pharma, Inc. (b)	37,288	2,478,906
Cogent Biosciences, Inc. (b)	225,294	8,752,672
Corvus Pharmaceuticals, Inc. (b)	53,076	969,168
Cytokinetics, Inc. (b)	21,476	1,336,237
Guardant Health, Inc. (b)	44,528	4,181,179
Insmed, Inc. (b)	6,028	900,161
KalVista Pharmaceuticals, Inc. (b)	226,141	3,681,575
Korro Bio, Inc. (b)	62,620	759,581
Madrigal Pharmaceuticals, Inc. (b)	3,936	1,700,352
Mirum Pharmaceuticals, Inc. (b)	50,718	4,680,764
Nektar Therapeutics (b)	50,684	3,496,182
Savara, Inc. (b)	648,580	3,904,452
Soleno Therapeutics, Inc. (b)	26,322	1,028,401
Spyre Therapeutics, Inc. (b)	99,092	4,261,947
Trevi Therapeutics, Inc. (b)	230,725	2,750,242
WaVe Life Sciences Ltd. (b)	292,230	4,070,764
Xeris Biopharma Holdings, Inc. (b)	206,763	1,265,390
		55,942,537
Health Care Services — 5.8%
Aveanna Healthcare Holdings, Inc. (b)	105,378	775,582
Hinge Health, Inc. - Class A (b)	24,117	1,031,243
Lumexa Imaging Holdings, Inc. (b)	94,622	1,337,955
RadNet, Inc. (b)	14,845	1,036,330
Waystar Holding Corp. (b)	54,951	1,409,493
		5,590,603
Medical Equipment — 19.2%
Alphatec Holdings, Inc. (b)	77,098	1,050,075
Ceribell, Inc. (b)	88,024	1,643,408
Globus Medical, Inc. - Class A (b)	16,197	1,546,166
Integer Holdings Corp. (b)	24,367	2,112,131
LivaNova PLC (b)	100,833	7,118,810
TransMedics Group, Inc. (b)	35,032	5,088,748
		18,559,338
Medical Services — 0.4%
NeoGenomics, Inc. (b)	42,912	421,825

Medical Supplies — 3.0%
ICU Medical, Inc. (b)	19,447	$2,928,329

Pharmaceuticals — 12.6%
Collegium Pharmaceutical, Inc. (b)	47,813	1,992,368
Corcept Therapeutics, Inc. (b)	41,057	1,465,735
Travere Therapeutics, Inc. (b)	150,238	4,475,590
United Therapeutics Corp. (b)	8,353	4,209,076
		12,142,769
Total Health Care		95,585,401
TOTAL COMMON STOCKS (Cost $71,813,526)		95,585,401

EXCHANGE TRADED FUNDS — 1.2%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	10,874	540,981
F/m US Treasury 6 Month Bill ETF (c)	12,799	640,462
TOTAL EXCHANGE TRADED FUNDS (Cost $1,182,279)		1,181,443

TOTAL INVESTMENTS — 100.0% (Cost $72,995,805)		96,766,844
Liabilities in Excess of Other Assets — (0.0)% (d)		(24,028)
TOTAL NET ASSETS — 100.0%		$96,742,816

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Affiliated security as defined by the Investment Company Act of 1940.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
1

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

F/m Emerald Life Sciences Innovation ETF
ASSETS:
Investments in unaffiliated securities, at value	$95,585,401
Investments in affiliated securities, at value	1,181,443
Receivable for fund shares sold	1,092,303
Cash and cash equivalents	3,873
Interest receivable	20
Prepaid expenses and other assets	6,246
Total assets	97,869,286

LIABILITIES:
Payable for investments purchased	1,088,717
Payable to Adviser	37,753
Total liabilities	1,126,470
NET ASSETS	$96,742,816

NET ASSETS CONSISTS OF:
Capital stock ($0.001 per share)	$2,657
Additional paid-in capital	62,298,343
Total distributable earnings	34,441,816
Total net assets	$96,742,816

Net assets	$96,742,816
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	2,657,035
Net asset value per share	$36.41

Investments in unaffiliated securities, at cost	$71,813,526
Investments in affiliated securities, at cost	$1,182,279

The accompanying notes are an integral part of the financial statements.
2

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)

F/m Emerald Life Sciences Innovation ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$33,251
Interest income	635
Total investment income	33,886

EXPENSES:
Investment advisory fee	326,615
Total expenses	326,615
Expense reimbursement by Adviser	(103,359)
Net expenses	223,256
NET INVESTMENT LOSS	(189,370)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(3,050,797)
Investments in affiliated securities	(13,671)
In-kind redemptions in unaffiliated securities	14,763,509
Net realized gain (loss)	11,699,041
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	8,468,205
Investments in affiliated securities	(1,872)
Net change in unrealized appreciation (depreciation)	8,466,333
Net realized and unrealized gain (loss)	20,165,374
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,976,004

The accompanying notes are an integral part of the financial statements.
3

F/M EMERALD LIFE SCIENCES INNOVATION ETF

StatementS of Changes in Net Assets

	SIX months ended FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(189,370)	$(218,808)
Net realized gain (loss)	11,699,041	10,641,431
Net change in unrealized appreciation (depreciation)	8,466,333	(3,542,700)
Net increase (decrease) in net assets from operations	19,976,004	6,879,923

CAPITAL TRANSACTIONS:
Shares sold	44,725,543	85,717,522
Shares redeemed	(32,539,718)	(28,016,458)
Net increase (decrease) in net assets from capital transactions	12,185,825	57,701,064

NET INCREASE (DECREASE) IN NET ASSETS	32,161,829	64,580,987

NET ASSETS:
Beginning of the period	64,580,987	—
End of the period	$96,742,816	$64,580,987

SHARES TRANSACTIONS
Shares sold	1,290,000	3,437,035
Shares redeemed	(950,000)	(1,120,000)
Total increase (decrease) in shares outstanding	340,000	2,317,035

(a)	Inception date of the Fund was October 30, 2024.

The accompanying notes are an integral part of the financial statements.
4

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the relevant periods. This information has been derived from information provided in the financial statements.

	SIX months ended FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.87	$25.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments (c)	8.62	2.97
Total from investment operations	8.54	2.87

Net asset value, end of period	$36.41	$27.87

TOTAL RETURN (d)	30.63%	11.49%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$96,743	$64,581
Ratio of expenses to average net assets:
Before expense reimbursement(f)	0.79%	0.79%
After expense reimbursement(f)	0.54%	0.54%
Ratio of net investment income (loss) to average net assets (f)	(0.46)%	(0.49)%
Portfolio turnover rate (d)(g)	12%	19%

(a)	Inception date of the Fund was October 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
5

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the F/m Emerald Life Sciences Innovation ETF (the “Fund”).

The investment objective of the Fund is to seek long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$95,585,401	$—	$—	$95,585,401
Exchange Traded Funds	1,181,443	—	—	1,181,443
Total Investments	$96,766,844	$—	$—	$96,766,844

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody fees, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, quarterly; however, it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own the Fund’s shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors

7

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Cash and Short-Term InvestmentS — The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

HEALTH CARE SECTOR RISK — To the extent the Fund focuses on the health care sector, the Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the health care sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. As of February 28, 2026, the Fund had 98.8% of its net assets invested in the health care sector.

Illiquid Investments — Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment, as defined in Rule 22e-4, is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the investments. To the extent an investment held by the Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities — The Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies — The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject

8

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Temporary Investments — During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Operating segments — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.79% of the Fund’s average daily net assets. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by the Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

9

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

Emerald Mutual Fund Advisers Trust serves as the Fund’s investment sub-adviser (the “Sub-Adviser”) to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Sub-Adviser is paid a fee equal to the annual rate of 0.50% of the Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Fund).

The Adviser has contractually agreed to waive a portion of its advisory fee equal to the amount by which the total annual operating expenses (excluding certain items discussed below) for the Fund exceeds 0.54% of the average daily net assets attributable to the Fund. In determining the Adviser’s obligation to waive advisory fees, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.54%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board. Expenses waived during the period are not eligible for recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund.

Fund Services serves as the Fund’s transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

FUND	Purchases	Sales
F/m Emerald Life Sciences Innovation ETF	$39,975,777	$10,049,220

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Fund were as follows:

FUND	Purchases	Sales
F/m Emerald Life Sciences Innovation ETF	$13,601,525	$31,532,802

4. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant Agreement with Quasar Distributors, LLC. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

10

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the period ended August 31, 2025 was as follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
F/m Emerald Life Sciences Innovation ETF	$—	$—	$—

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALZIED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE- YEAR LOSS DEFERRAL	Accumulated Other Losses
F/m Emerald Life Sciences Innovation ETF	$—	$—	$15,249,314	$(783,502)	$(201,629)	$(18,847,406)

As of August 31, 2025, the Fund had $783,502 of carry forward capital losses. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of August 31, 2025, the Fund had $201,629 of qualified late-year losses.

The cost basis of investments for federal income tax purposes at August 31, 2025, the Fund’s most recently completed fiscal period, was as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
F/m Emerald Life Sciences Innovation ETF	$49,356,876	$18,887,686	$(3,638,372)	$15,249,314

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of wash sales and passive foreign investment companies.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

11

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (concluded)

February 28, 2026 (Unaudited)

The following permanent differences as of August 31, 2025, primarily attributable to the tax treatment of redemptions in-kind and the disallowance of net operating losses, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
F/m Emerald Life Sciences Innovation ETF	$(11,463,146)	$11,463,146

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	September 1, 2025		Additions		Reductions
Issuer Name	Share Balance	Fair Value	Share Balance	Cost	Share Balance	PROCEEDS
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	16,539	$829,265	79,697	$3,970,630	85,362	$4,245,209
F/m US Treasury 6 Month Bill ETF	—	—	19,089	957,544	6,290	315,246
	16,539	$829,265	98,786	$4,928,174	91,652	$4,560,454

	February 28, 2026
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$23,953	$—	$(249)	$(13,457)	10,874	$540,982
F/m US Treasury 6 Month Bill ETF	9,298	—	(1,622)	(214)	12,799	640,462
	$33,251	$—	$(1,871)	$(13,671)	10,874	$540,982

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

12

F/M EMERALD LIFE SCIENCES INNOVATION ETF

OTHER INFORMATION

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.emeraldetfs.com/lfsc.

13

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Sub-Adviser

Emerald Mutual Fund Advisers Trust
3175 Oregon Pike
Leola, PA 17540

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements
February 28, 2026
(Unaudited)

F/m Compoundr High Yield Bond ETF | (Nasdaq: CPHY)

F/m Compoundr U.S. Aggregate Bond ETF | (Nasdaq: CPAG)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m Compoundr High Yield Bond ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Counterpoint High Yield Trend ETF(a)	165,700	$3,602,318
TOTAL EXCHANGE TRADED FUNDS (Cost $3,612,625)		3,602,318

TOTAL INVESTMENTS — 99.9%
(Cost $3,612,625)		3,602,318
Other Assets in Excess of Liabilities — 0.1%		3,887
TOTAL NET ASSETS — 100.0%		$3,606,205

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
1

F/m Compoundr U.S. Aggregate Bond ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Dimensional Core Fixed Income ETF(a)	1,464,785	$63,322,655
Fidelity Total Bond ETF(a)	1,357,549	63,302,510
TOTAL EXCHANGE TRADED FUNDS (Cost $126,371,679)		126,625,165

TOTAL INVESTMENTS — 99.8%
(Cost $126,371,679)		126,625,165
Other Assets in Excess of Liabilities — 0.2%		195,467
TOTAL NET ASSETS — 100.0%		$126,820,632

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
2

F/m Compoundr ETFS

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
ASSETS:
Investments, at value	$3,602,318	$126,625,165
Receivable for investments sold	3,607,539	104,489,861
Cash	3,217	198,238
Prepaid expenses and other assets	109	380
Total assets	7,213,183	231,313,644

LIABILITIES:
Payable for capital shares redeemed	3,606,211	104,471,057
Payable to Adviser	767	21,955
Total liabilities	3,606,978	104,493,012
NET ASSETS	$3,606,205	$126,820,632

NET ASSETS CONSISTS OF:
Capital stock ($0.001 and 0.001 per share)	$70	$1,220
Additional paid-in capital	3,558,452	124,971,528
Total distributable earnings	47,683	1,847,884
Total net assets	$3,606,205	$126,820,632

Net assets	$3,606,205	$126,820,632
Capital shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, 0.001 and 0.001 par value)	70,000	1,220,000
Net asset value per share	$51.52	$103.95

COST:
Investments, at cost	$3,612,625	$126,371,679

The accompanying notes are an integral part of the financial statements.
3

F/m Compoundr ETFS

Statements of Operations

FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
INVESTMENT INCOME:
Total investment income	$—	$—

EXPENSES:
Investment advisory fee	7,605	51,726
Total expenses	7,605	51,726
Expense reimbursement by Adviser	(2,941)	(17,992)
Net expenses	4,664	33,734
NET INVESTMENT LOSS	(4,664)	(33,734)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,868)	(28,038)
In-kind redemptions	76,778	1,656,550
Net realized gain (loss)	62,910	1,628,512
Net change in unrealized appreciation (depreciation) on:
Investments	(7,489)	258,060
Net change in unrealized appreciation (depreciation)	(7,489)	258,060
Net realized and unrealized gain (loss)	55,421	1,886,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,757	$1,852,838

The accompanying notes are an integral part of the financial statements.
4

F/m Compoundr ETFS

Statements of Changes in Net Assets

	F/m Compoundr High Yield Bond ETF		F/m Compoundr U.S. Aggregate Bond ETF
	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(4,664)	$(256)	$(33,734)	$(380)
Net realized gain (loss)	62,910	8,729	1,628,512	11,401
Net change in unrealized appreciation (depreciation)	(7,489)	(2,818)	258,060	(4,574)
Net increase (decrease) in net assets from operations	50,757	5,655	1,852,838	6,447

CAPITAL TRANSACTIONS:
Shares sold	30,675,796	2,009,684	486,727,058	7,024,121
Shares redeemed	(28,128,017)	(1,007,670)	(365,274,547)	(3,515,285)
Net increase (decrease) in net assets from capital transactions	2,547,779	1,002,014	121,452,511	3,508,836

NET INCREASE (DECREASE) IN NET ASSETS	2,598,536	1,007,669	123,305,349	3,515,283

NET ASSETS:
Beginning of the period	1,007,669	—	3,515,283	—
End of the period	$3,606,205	$1,007,669	$126,820,632	$3,515,283

SHARES TRANSACTIONS
Shares sold	600,000	40,000	4,740,000	70,000
Shares redeemed	(550,000)	(20,000)	(3,555,000)	(35,000)
Total increase (decrease) in shares outstanding	50,000	20,000	1,185,000	35,000

(a)	Inception date of the Fund was August 11, 2025.

The accompanying notes are an integral part of the financial statements.
5

F/m Compoundr High Yield Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	PERIOD ENDED AUGUST 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.38	$50.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments (c)	1.22	0.39
Total from investment operations	1.14	0.38
	—
Net asset value, end of period	$51.52	$50.38

TOTAL RETURN (d)	2.25%	0.77%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$3,606	$1,008
Ratio of expenses to average net assets:
Before expense reimbursement(f)	0.49%	0.49%
After expense reimbursement(f)	0.29%	0.49%
Ratio of net investment income (loss) to average net assets (f)	(0.29)%	(0.49)%
Portfolio turnover rate (d)(g)	330%	0%

(a)	Inception date of the Fund was August 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
6

F/m Compoundr U.S. Aggregate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	PERIOD ENDED AUGUST 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$100.44	$100.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.13)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	3.64	0.46
Total from investment operations	3.51	0.44
	—
Net asset value, end of period	$103.95	$100.44

TOTAL RETURN (d)	3.50%	0.44%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$126,821	$3,515
Ratio of expenses to average net assets:
Before expense reimbursement(f)	0.39%	0.39%
After expense reimbursement(f)	0.25%	0.39%
Ratio of net investment income (loss) to average net assets (f)	(0.25)%	(0.39)%
Portfolio turnover rate (d)(g)	35%	0%

(a)	Inception date of the Fund was August 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
7

F/m Compoundr ETFS

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the F/m Compoundr High Yield Bond ETF and the F/m Compoundr U.S. Aggregate Bond ETF (each a “Fund” and together, the “Funds”). The Funds commenced operations on August 11, 2025.

The investment objective of the F/m Compoundr High Yield Bond ETF (the “F/m Compoundr High Yield Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr High-Yield Corporate Bond™ Index. The investment objective of the F/m Compoundr U.S. Aggregate Bond ETF (the “F/m Compoundr U.S. Aggregate Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Aggregate Bond™ Index.

The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION – The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

8

F/m Compoundr ETFS

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

F/m Compoundr High Yield Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$3,602,318	$—	$—	$3,602,318
Total Investments	$3,602,318	$—	$—	$3,602,318

F/m Compoundr U.S. Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$126,625,165	$—	$—	$126,625,165
Total Investments	$126,625,165	$—	$—	$126,625,165

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is

9

F/m Compoundr ETFS

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

liable and responsible for administrator fees, custody, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, annually, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

OTHER INVESTMENT COMPANIES — Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The U.S. Securities and Exchange Commission (the “SEC”) has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

CREDIT RISK — The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

FINANCIAL SECTOR RISK — To the extent a Fund invests more heavily in particular sectors of the economy, the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Operating segments — Are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

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F/m Compoundr ETFS

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

CASH AND CASH EQUIVALENTS — The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. From September 1, 2025 to September 30, 2025 the funds compensated the Adviser with a unitary management fee for its services at an annual rate of 0.39% and 0.49% of the average daily net assets of the F/m Compoundr U.S. Aggregate Bond ETF and the F/m Compoundr High Yield Bond ETF, respectively. Effective as of October 1, 2025 and through December 31, 2026, the Adviser has contractually agreed to waive its unitary fee in order to limit the total expense to 0.25% of average net assets of each Fund. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement. Expenses waived during the period are not eligible for recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. purchases and sales of investment securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

	PURCHASES	Sales
F/m Compoundr High Yield Bond ETF	$32,154,015	$6,548,629
F/m Compoundr U.S. Aggregate Bond ETF	374,397,685	10,350,880

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F/m Compoundr ETFS

Notes to Financial Statements (continued)

February 28, 2026 (Unaudited)

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

	PURCHASES	Sales
F/m Compoundr High Yield Bond ETF	$5,066,033	$28,122,246
F/m Compoundr U.S. Aggregate Bond ETF	122,279,450	365,085,186

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar Distributors, LLC. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

Each Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, each Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

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F/m Compoundr ETFS

Notes to Financial Statements (CONCLUDED)

February 28, 2026 (Unaudited)

As of August 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
Tax cost of investments	$1,005,817	$3,502,098
Gross unrealized appreciation	—	—
Gross unrealized depreciation	(2,818)	(4,574)
Late-year loss deferral	(256)	(380)
Undistributed ordinary income	—	—
Total distributable earnings/(loss)	$(3,074)	$(4,954)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. The F/m Compoundr High Yield Bond ETF deferred $256 and the F/m Compoundr U.S. Aggregate Bond ETF deferred $380 in late year losses which will be treated as arising on the first business day of the following fiscal year.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

FUND	PERIOD Ended	DISTRIBUTABLE EARNINGS/ (LOSSES)	PAID-IN-CAPITAL
F/m Compoundr High Yield Bond ETF	August 31, 2025	$(8,729)	$8,729
F/m Compoundr U.S. Aggregate Bond ETF	August 31, 2025	(11,401)	11,401

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts. The Funds did not make any distributions during the period ended 8/31/25.

6. SECURITIES LENDING

Each Fund is permitted to engage in securities lending. As of the end of the reporting period, neither Fund had engaged in securities lending.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

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F/m Compoundr ETFS

OTHER INFORMATION

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange at price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.fminvest.com/etfs.

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Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President (Principal Executive Officer)

Date	5/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President (Principal Executive Officer)

Date	5/7/2026

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer (Principal Financial Officer)

Date	5/7/2026

*	Print the name and title of each signing officer under his or her signature.

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